Quarterly Report
December 31, 2024
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 0.9%
Glencore PLC (a)	486,482	$2,153,160
Rio Tinto PLC	52,494	3,105,065
		5,258,225
AUSTRIA — 0.6%
Addiko Bank AG	571	11,648
Agrana Beteiligungs AG	574	6,241
AMAG Austria Metall AG (b)	151	3,753
ams-OSRAM AG (a)	4,777	31,290
ANDRITZ AG	3,475	176,248
AT&S Austria Technologie & Systemtechnik AG (a)	1,175	14,734
BAWAG Group AG (b)	3,917	329,149
CA Immobilien Anlagen AG	2,200	53,125
DO & Co. AG (a)	411	76,606
Erste Group Bank AG	15,256	942,484
EVN AG	1,914	43,603
FACC AG (a)	850	5,255
Flughafen Wien AG	171	9,420
Immofinanz AG (a)	1,466	22,649
Kontron AG	2,303	46,407
Lenzing AG (a)	871	26,607
Mayr Melnhof Karton AG	424	34,949
Mondi PLC	18,902	282,181
Oesterreichische Post AG	1,575	46,970
OMV AG	7,013	271,162
Palfinger AG	595	12,125
PIERER Mobility AG	428	9,238
Porr AG	1,158	21,272
Raiffeisen Bank International AG	6,411	131,112
Rosenbauer International AG (a)	143	5,079
Schoeller-Bleckmann Oilfield Equipment AG	556	17,157
Semperit AG Holding	462	5,664
Strabag SE	2,048	83,768
Telekom Austria AG	4,066	33,514
UBM Development AG (a)	143	2,384
UNIQA Insurance Group AG	5,526	44,805
Verbund AG	3,187	231,010
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,865	58,612
voestalpine AG	5,391	102,325
Wienerberger AG	5,535	153,489
Zumtobel Group AG	1,318	6,687
		3,352,722
BELGIUM — 1.5%
Ackermans & van Haaren NV	1,046	206,337
Aedifica SA REIT	2,303	134,023
Ageas SA	8,564	415,910
AGFA-Gevaert NV (a) (c)	5,394	4,038
Anheuser-Busch InBev SA	50,280	2,512,134
Ascencio REIT	172	8,416
Atenor (a)	152	535
Azelis Group NV	7,677	151,041
Security Description	Shares	Value
Banque Nationale de Belgique	4	$1,591
Barco NV (c)	3,363	36,495
Bekaert SA	1,721	59,629
Biocartis Group NV (a) (b) (d)	1,354	—
bpost SA	4,652	9,490
Care Property Invest NV REIT (c)	2,304	27,246
Cie d'Entreprises CFE	304	1,832
Cie du Bois Sauvage SA	26	6,165
CMB Tech NV	1,412	14,343
Cofinimmo SA REIT	1,745	100,466
Colruyt Group NV	2,045	76,742
Deceuninck NV	3,367	8,472
Deme Group NV	296	42,237
D'ieteren Group	1,046	174,060
Econocom Group SA NV	4,240	8,184
Elia Group SA	1,626	125,269
EVS Broadcast Equipment SA	559	17,915
Exmar NV	1,772	21,028
Fagron	3,365	58,400
Financiere de Tubize SA	1,023	150,635
Floridienne SA	8	5,633
Fluxys Belgium SA	289	4,489
Galapagos NV (a) (c)	2,050	56,296
Gimv NV	890	36,956
Greenyard NV	848	4,742
Groupe Bruxelles Lambert NV	4,089	279,666
Home Invest Belgium SA REIT	318	5,651
Immobel SA	166	3,214
Ion Beam Applications (c)	1,036	14,397
KBC Ancora	1,921	100,454
KBC Group NV	10,943	844,648
Kinepolis Group NV (c)	713	29,090
Lotus Bakeries NV	18	200,928
Melexis NV	1,003	58,681
Montea NV REIT	1,005	65,875
Nextensa SA REIT	143	6,345
Nyxoah SA (a)	558	4,773
Ontex Group NV (a) (c)	3,175	27,584
Orange Belgium SA (a)	587	9,020
Proximus SADP (c)	7,436	38,692
Recticel SA (c)	1,901	20,630
Retail Estates NV REIT	719	44,150
Shurgard Self Storage Ltd. REIT	1,458	54,125
Sipef NV	289	16,998
Sofina SA	753	170,293
Solvay SA (c)	3,488	112,544
Syensqo SA	3,617	264,276
Tessenderlo Group SA (c)	1,001	19,591
TINC Comm VA	1,041	11,879
UCB SA	6,088	1,211,653
Umicore SA	9,336	96,239
Unifiedpost Group SA (a)	1,175	3,857
Van de Velde NV	279	8,479
VGP NV	702	51,902
Warehouses De Pauw CVA REIT	8,847	174,060

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wereldhave Belgium Comm VA REIT	134	$6,383
X-Fab Silicon Foundries SE (a) (b) (c)	2,354	12,249
Xior Student Housing NV REIT	1,456	44,703
		8,493,778
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	7,578	44,464
Himalaya Shipping Ltd. (a)	749	3,620
Northern Ocean Ltd. (a)	5,244	3,560
		51,644
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC (a)	11,943	28,479
BRAZIL — 0.1%
Pluxee NV (c)	3,929	76,146
Yara International ASA	8,041	212,966
		289,112
CANADA — 0.0% (e)
International Petroleum Corp. (a)	4,924	56,195
CHILE — 0.1%
Antofagasta PLC	18,932	376,996
CHINA — 0.5%
Prosus NV	72,185	2,866,569
CYPRUS — 0.0% (e)
ASBISc Enterprises PLC	1,772	7,924
DENMARK — 4.4%
ALK-Abello AS (a)	6,267	138,452
Alm Brand AS	41,720	81,278
Ambu AS Class B	8,428	121,711
AP Moller - Maersk AS Class A	138	221,134
AP Moller - Maersk AS Class B	221	365,336
Asetek AS (a)	6,035	402
Atlantic Sapphire ASA (a)	50,560	406
Bang & Olufsen AS (a)	4,218	5,500
Bavarian Nordic AS (a)	3,757	98,782
Better Collective AS (a) (c)	1,580	15,930
Cadeler AS (a)	10,778	60,451
Carlsberg AS Class B	4,504	431,537
cBrain AS	604	15,046
Cementir Holding NV	2,176	23,749
Chemometec AS	753	50,837
Coloplast AS Class B	7,571	826,527
D/S Norden AS	1,046	30,850
Danske Bank AS	33,157	937,858
Demant AS (a)	4,633	169,968
Dfds AS	1,612	29,882
DSV AS	9,608	2,039,912
FLSmidth & Co. AS	2,482	122,694
Genmab AS (a)	3,213	665,880
GN Store Nord AS (a)	6,704	124,508
H Lundbeck AS	13,555	77,773
H&H International AS Class B (a)	754	8,240
ISS AS	7,556	137,761
Security Description	Shares	Value
Jeudan AS	428	$12,065
Jyske Bank AS	2,210	156,507
Matas AS	1,731	32,545
Napatech AS (a)	1,473	3,307
Netcompany Group AS (a) (b)	2,209	103,984
Nilfisk Holding AS (a)	462	6,697
NKT AS (a)	2,626	187,608
Novo Nordisk AS Class B	156,824	13,592,749
Novonesis (Novozymes) B Class B	17,195	973,451
NTG Nordic Transport Group AS (a)	749	26,677
Orsted AS (a) (b)	7,139	321,382
Pandora AS	4,048	740,282
Per Aarsleff Holding AS	883	61,551
Ringkjoebing Landbobank AS	1,295	216,505
Rockwool AS Class A	282	99,070
Rockwool AS Class B	475	168,324
Royal Unibrew AS	2,063	144,808
Scandinavian Tobacco Group AS (b)	2,491	32,964
Schouw & Co. AS	591	44,151
Solar AS Class B	268	11,146
SP Group AS	422	18,019
Spar Nord Bank AS	3,467	99,173
Sparekassen Sjaelland-Fyn AS	850	29,448
Svitzer Group AS (a)	596	18,555
Sydbank AS	2,734	144,262
Trifork Group AG (c)	600	6,207
Tryg AS	15,140	318,500
UIE PLC	609	25,708
Vestas Wind Systems AS (a)	49,358	672,216
Zealand Pharma AS (a)	3,159	313,856
		25,384,121
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P	2,459	137,268
FINLAND — 1.8%
Afarak Group SE (a)	7,279	2,216
Aktia Bank OYJ	3,034	28,935
Alandsbanken Abp Class A	130	4,712
Alandsbanken Abp Class B	307	10,522
Alisa Pankki OYJ (a)	283	5,128
Alma Media OYJ	2,011	22,906
Anora Group OYJ (c)	2,053	6,038
Aspo OYJ	1,190	5,976
Atria OYJ	434	4,854
Bittium OYJ	1,628	10,722
CapMan OYJ Class B	7,274	12,910
Cargotec OYJ Class B	2,017	106,686
Citycon OYJ (c)	3,612	12,036
Digia OYJ	701	4,834
Elisa OYJ	7,408	320,647
Enento Group OYJ (b)	1,009	18,263
eQ OYJ	867	11,626
Etteplan OYJ	462	4,784

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Evli OYJ Class B	163	$2,954
Finnair OYJ (a)	4,072	9,325
Fiskars OYJ Abp	2,341	36,216
Fortum OYJ (c)	21,404	299,544
F-Secure OYJ	5,359	9,900
Gofore OYJ	318	7,310
Harvia OYJ	1,007	44,682
HKFoods OYJ (a)	2,617	2,092
Huhtamaki OYJ	4,683	165,747
Incap OYJ (a) (c)	755	8,006
Kalmar OYJ Class B (a)	1,917	63,145
Kamux Corp. (c)	1,289	3,524
Kemira OYJ	5,661	114,426
Kempower OYJ (a)	1,151	11,537
Kesko OYJ Class A	4,539	84,884
Kesko OYJ Class B	13,221	248,890
Kojamo OYJ (a)	8,571	83,339
Kone OYJ Class B	19,558	951,859
Konecranes OYJ	3,488	221,044
Lassila & Tikanoja OYJ	1,738	14,164
Lindex Group OYJ (a)	5,845	16,281
Mandatum OYJ	22,712	105,362
Marimekko OYJ	1,897	23,808
Metsa Board OYJ Class B (c)	8,179	35,927
Metso OYJ (c)	30,976	288,039
Musti Group OYJ	260	5,363
Neste OYJ (c)	21,087	264,757
Nokia OYJ	258,458	1,143,998
Nokian Renkaat OYJ (c)	5,840	44,424
Nordea Bank Abp (f)	122,447	1,333,156
Nordea Bank Abp (f)	49,162	534,526
Olvi OYJ Class A	743	22,466
Oma Saastopankki OYJ	424	4,654
Optomed OYJ (a)	571	2,755
Oriola OYJ Class B	5,359	4,939
Orion OYJ Class A	1,328	58,581
Orion OYJ Class B	5,122	226,898
Orthex OYJ	434	2,247
Outokumpu OYJ (c)	18,930	56,944
Pihlajalinna OYJ	859	9,340
Ponsse OYJ	556	11,572
Puuilo OYJ	4,215	44,607
QT Group OYJ (a)	1,002	69,725
Raisio OYJ Class V	5,956	13,291
Rapala VMC OYJ (a)	1,009	2,001
Relais Group OYJ	456	6,280
Remedy Entertainment OYJ (a)	451	6,566
Revenio Group OYJ	1,139	31,349
Sampo OYJ Class A (f)	22,615	922,194
Sampo OYJ Class A (a) (f)	2,636	106,991
Sanoma OYJ	3,906	31,023
Scanfil OYJ	1,039	8,876
Sitowise Group PLC (a)	1,337	4,223
Stora Enso OYJ Class A	1,580	15,837
Stora Enso OYJ Class R (c)	29,520	297,059
Suominen OYJ	1,433	3,383
Security Description	Shares	Value
Taaleri PLC	754	$6,270
Talenom OYJ (c)	1,300	5,465
Tecnotree OYJ	406	1,097
Terveystalo OYJ (b)	4,531	49,358
TietoEVRY OYJ (c)	5,112	90,095
Tokmanni Group Corp.	2,317	29,055
United Bankers OYJ	173	3,189
UPM-Kymmene OYJ	26,247	721,868
Vaisala OYJ Class A	1,295	64,903
Valmet OYJ (c)	7,304	176,452
Verkkokauppa.com OYJ (a)	1,152	1,596
Viking Line Abp	449	9,531
Wartsila OYJ Abp	24,024	425,643
WithSecure OYJ (a)	4,668	3,659
YIT OYJ (a) (c)	8,145	21,001
		10,345,007
FRANCE — 13.8%
AB Science SA (a)	1,001	914
Abivax SA (a)	1,430	10,010
Accor SA	10,437	508,385
Aeroports de Paris SA	1,046	120,986
Air France-KLM (a) (c)	6,713	56,472
Air Liquide SA	28,243	4,589,224
Airbus SE	28,780	4,612,706
Alstom SA (a)	17,126	382,344
Altarea SCA REIT	286	28,549
Alten SA	1,466	120,001
Amundi SA (b)	3,066	203,825
Antin Infrastructure Partners SA	1,333	15,239
ARGAN SA REIT	641	40,157
Arkema SA	2,913	221,857
Aubay	434	20,223
AXA SA	90,502	3,216,293
Ayvens SA (b)	10,801	73,202
Beneteau SACA	1,621	14,805
BioMerieux	2,443	261,827
BNP Paribas SA	52,213	3,201,822
Bollore SE	34,335	211,190
Bonduelle SCA (c)	598	4,099
Bouygues SA	13,219	390,663
Bureau Veritas SA	16,473	500,476
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	723	14,000
Caisse Regionale de Credit Agricole Mutuel Nord de France	725	10,916
Canal & France SA (a)	34,299	80,978
Canal+ SADIR (a)	731	1,858
Capgemini SE	8,445	1,382,990
Carmila SA REIT	2,501	41,488
Carrefour SA	28,212	401,102
Casino Guichard Perrachon SA (a)	7,410	8,397
Christian Dior SE	245	153,487
Cie de L'Odet SE	22	35,994
Cie de Saint-Gobain SA	24,618	2,184,659

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Cie des Alpes	1,574	$24,709
Cie Generale des Etablissements Michelin SCA	35,033	1,153,598
Clariane SE (a)	8,013	17,325
Coface SA	5,112	76,120
Covivio SA REIT	2,800	141,375
Credit Agricole SA	55,100	758,275
Danone SA	31,452	2,120,864
Dassault Aviation SA	897	183,168
Dassault Systemes SE	35,470	1,230,428
DBV Technologies SA (a)	3,627	2,366
Derichebourg SA (c)	4,202	23,301
Edenred SE	12,249	402,712
Eiffage SA	4,509	395,564
Elior Group SA (a) (b)	7,296	21,275
Elis SA	8,907	174,318
Emeis SA (a) (c)	3,190	20,021
Engie SA	91,081	1,443,953
Equasens	172	7,881
Eramet SA (c)	555	31,120
EssilorLuxottica SA	15,187	3,705,078
Eurazeo SE	2,469	183,951
Euroapi SA (a)	2,593	7,733
Eutelsat Communications SACA (a) (c)	8,037	18,875
Exclusive Networks SA	1,172	22,889
Fnac Darty SA	606	17,916
Forvia SE (f)	7,301	65,622
Forvia SE (f)	879	7,899
Gaztransport Et Technigaz SA	1,739	231,574
Gecina SA REIT	2,342	219,354
Getlink SE	14,971	238,816
Hermes International SCA	1,724	4,145,239
ICADE REIT	1,449	34,480
ID Logistics Group SACA (a)	142	55,802
Imerys SA	1,591	46,459
Interparfums SA	1,018	43,009
Ipsen SA	1,866	213,899
IPSOS SA	1,885	89,632
JCDecaux SE (a)	3,757	58,978
Kaufman & Broad SA	606	20,488
Kering SA	3,469	855,830
Klepierre SA REIT	10,902	313,835
La Francaise des Jeux SACA (b)	5,411	208,547
Lagardere SA	847	17,805
Lectra	1,449	39,011
Legrand SA	12,834	1,249,755
LISI SA	752	17,131
L'Oreal SA	11,802	4,177,739
LVMH Moet Hennessy Louis Vuitton SE	12,526	8,242,863
Maisons du Monde SA (b)	1,005	4,491
Manitou BF SA	462	8,028
Mercialys SA REIT	4,928	51,591
Mersen SA	900	19,198
Metropole Television SA	2,448	28,492
Security Description	Shares	Value
Neoen SA (b)	3,766	$154,896
Neurones	417	18,978
Nexans SA	1,575	169,941
Nexity SA (a)	1,918	25,819
Opmobility	2,915	30,275
Orange SA	96,860	965,674
OVH Groupe SAS (a) (c)	1,458	13,173
Pernod Ricard SA	9,675	1,092,012
Peugeot Invest SA	171	12,944
Planisware SA (a)	1,137	33,107
Publicis Groupe SA	11,615	1,238,815
Quadient SA	1,600	31,082
Remy Cointreau SA	1,045	63,195
Renault SA	10,076	490,906
Rexel SA	10,778	274,551
Robertet SA	34	29,856
Rubis SCA	3,919	96,908
Safran SA	18,546	4,073,250
Sartorius Stedim Biotech	1,340	261,834
SCOR SE	7,892	193,190
SEB SA	1,435	130,020
Societe BIC SA	1,157	76,437
Societe Generale SA	39,833	1,120,271
Societe LDC SADIR	296	21,002
Sodexo SA	4,082	336,251
SOITEC (a)	1,188	107,210
Solutions 30 SE (a) (c)	3,481	3,298
Sopra Steria Group	753	133,334
SPIE SA	7,145	222,255
Stef SA	145	19,699
Sword Group	318	11,756
Technip Energies NV	6,867	182,747
Teleperformance SE	2,745	236,264
Television Francaise 1 SA (c)	4,823	36,533
Thales SA	4,690	673,353
Thermador Groupe	410	30,610
Tikehau Capital SCA	2,043	43,368
TotalEnergies SE	110,731	6,119,509
Trigano SA	415	52,556
Ubisoft Entertainment SA (a) (c)	4,805	65,429
Unibail-Rodamco-Westfield REIT (a)	4,588	345,484
Valeo SE	10,508	101,324
Vallourec SACA (a) (c)	8,268	140,580
Valneva SE (a)	3,919	8,774
Veolia Environnement SA	35,484	996,121
Verallia SA (b)	3,804	95,640
Vetoquinol SA	155	12,022
Vicat SACA	861	32,676
Vinci SA	28,822	2,976,759
Virbac SACA	226	74,068
Viridien (a) (c)	314	16,540
Vivendi SE	35,030	93,332
Voltalia SA (a) (c)	1,895	13,991
VusionGroup	298	54,835
Waga Energy SA (a)	426	7,058

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wavestone (c)	423	$18,813
Wendel SE	1,329	127,916
Worldline SA (a) (b) (c)	11,214	98,447
		80,118,208
GABON — 0.0% (e)
BW Energy Ltd. (a)	2,211	4,585
GEORGIA — 0.0% (e)
Bank of Georgia Group PLC	1,745	102,934
TBC Bank Group PLC	2,660	103,939
		206,873
GERMANY — 13.3%
1&1 AG	1,735	22,637
7C Solarparken AG	3,337	6,565
About You Holding SE (a)	1,628	10,907
Adesso SE	137	12,484
adidas AG	8,825	2,163,947
ADLER Group SA (a) (b)	4,083	1,416
Adtran Networks SE	881	18,209
AIXTRON SE	5,371	84,649
Allianz SE	19,202	5,883,579
Amadeus Fire AG	268	21,119
Aroundtown SA (a)	32,899	99,509
Atoss Software SE	453	53,569
Aurubis AG	1,469	116,672
Auto1 Group SE (a) (b)	4,926	79,574
BASF SE	43,683	1,920,625
Basler AG (a)	701	4,442
Bayer AG	48,116	962,303
Bayerische Motoren Werke AG	14,569	1,191,508
Bayerische Motoren Werke AG Preference Shares	2,884	216,214
BayWa AG (a)	584	6,422
Bechtle AG	4,048	130,362
Beiersdorf AG	4,672	599,894
Bike24 Holding AG (a)	1,167	1,323
Bilfinger SE	1,621	77,633
Borussia Dortmund GmbH & Co. KGaA	3,366	10,944
BRANICKS Group AG (a)	1,738	4,013
Brenntag SE	6,235	373,693
CANCOM SE	1,613	38,817
Carl Zeiss Meditec AG	1,771	83,478
Ceconomy AG (a)	7,989	21,790
Cewe Stiftung & Co. KGaA	268	28,695
Commerzbank AG	48,619	791,675
CompuGroup Medical SE & Co. KGaA	1,429	32,199
Continental AG	5,275	354,064
Covestro AG (a)	9,305	558,849
CTS Eventim AG & Co. KGaA	2,914	246,375
Daimler Truck Holding AG	26,568	1,013,786
Dermapharm Holding SE	883	35,568
Deutsche Bank AG	97,681	1,683,114
Deutsche Beteiligungs AG	571	13,599
Deutsche Boerse AG	9,289	2,139,212
Security Description	Shares	Value
Deutsche EuroShop AG	706	$13,525
Deutsche Lufthansa AG	28,736	183,774
Deutsche Pfandbriefbank AG (a) (b)	6,394	31,701
Deutsche Post AG	48,665	1,712,341
Deutsche Telekom AG	175,559	5,251,952
Deutsche Wohnen SE	2,448	58,430
Deutz AG	5,699	23,830
DMG Mori AG	429	20,212
Douglas AG (a)	1,310	27,456
Dr. Ing hc F Porsche AG Preference Shares (b)	5,270	318,803
Draegerwerk AG & Co. KGaA Preference Shares	411	19,790
Duerr AG	2,329	51,706
DWS Group GmbH & Co. KGaA (b)	1,461	60,212
E.ON SE	110,184	1,283,004
Eckert & Ziegler SE	703	32,394
Elmos Semiconductor SE	411	28,940
ElringKlinger AG	1,308	5,689
EnBW Energie Baden-Wuerttemberg AG	868	54,828
Energiekontor AG	317	16,134
Evonik Industries AG	12,343	213,829
Evotec SE (a)	7,291	61,871
Fielmann Group AG	1,152	49,386
flatexDEGIRO AG	3,956	60,525
Fraport AG Frankfurt Airport Services Worldwide (a)	1,751	106,070
Freenet AG	5,812	165,745
Fresenius Medical Care AG	9,751	445,891
Fresenius SE & Co. KGaA (a)	20,381	707,846
FUCHS SE	1,575	51,863
FUCHS SE Preference Shares	3,326	143,480
GEA Group AG	7,706	381,583
Gerresheimer AG	1,575	115,795
GFT Technologies SE	725	16,591
Grand City Properties SA (a)	3,656	44,483
Grenke AG	1,318	21,045
Hamborner REIT AG	3,372	21,998
Hannover Rueck SE	2,922	730,411
Hapag-Lloyd AG (b)	312	49,560
Heidelberg Materials AG	6,656	822,250
Heidelberger Druckmaschinen AG (a)	11,205	10,605
Hella GmbH & Co. KGaA	1,001	92,044
HelloFresh SE (a) (c)	7,739	94,242
Henkel AG & Co. KGaA	4,923	379,274
Henkel AG & Co. KGaA Preference Shares	7,961	698,234
Hensoldt AG	3,077	109,925
HOCHTIEF AG	884	118,725
Hornbach Holding AG & Co. KGaA	318	23,906
HUGO BOSS AG	2,308	107,021
Hypoport SE (a)	265	46,128

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Indus Holding AG	871	$18,309
Infineon Technologies AG	63,927	2,078,567
Instone Real Estate Group SE (b)	2,311	20,245
IONOS Group SE (a)	888	20,092
Jenoptik AG	2,450	56,930
JOST Werke SE (b)	586	27,610
Jungheinrich AG Preference Shares	2,210	58,722
K&S AG	9,181	99,442
KION Group AG	3,496	115,337
Kloeckner & Co. SE	3,506	16,119
Knorr-Bremse AG	3,197	232,893
Koenig & Bauer AG (a)	593	9,309
Krones AG	600	74,556
KSB SE & Co. KGaA Preference Shares	35	21,746
KWS Saat SE & Co. KGaA	452	27,521
Lanxess AG	4,367	106,629
LEG Immobilien SE	3,613	306,035
LPKF Laser & Electronics SE (a)	1,039	9,608
Medios AG (a)	847	11,595
Mercedes-Benz Group AG	33,884	1,887,674
Merck KGaA	6,304	913,238
METRO AG	6,545	28,092
Mister Spex SE (a)	749	1,214
MLP SE	2,180	13,838
Montana Aerospace AG (a) (b)	1,334	21,079
MTU Aero Engines AG	2,627	875,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,537	3,297,211
Mutares SE & Co. KGaA	593	14,737
Nagarro SE (a)	412	33,767
Nemetschek SE	2,784	269,833
Nexus AG (a)	589	42,084
Nordex SE (a)	5,850	68,270
Norma Group SE	1,575	24,366
Patrizia SE	2,156	17,637
Pfeiffer Vacuum Technology AG	159	25,289
PNE AG (c)	2,011	23,073
Porsche Automobil Holding SE Preference Shares	7,524	283,207
ProSiebenSat.1 Media SE	7,005	35,949
Puma SE	5,086	233,624
PVA TePla AG (a)	850	11,389
Rational AG	247	210,753
RENK Group AG	1,877	35,635
Rheinmetall AG	2,145	1,365,117
RWE AG	33,037	986,269
SAF-Holland SE	2,014	30,824
Salzgitter AG	1,029	16,878
SAP SE	50,010	12,236,880
Sartorius AG	138	24,636
Sartorius AG Preference Shares	1,256	279,887
Schaeffler AG (a)	11,659	51,207
Schott Pharma AG & Co. KGaA	1,616	42,102
Security Description	Shares	Value
Scout24 SE (b)	3,660	$322,523
Secunet Security Networks AG	120	14,464
SFC Energy AG (a)	862	15,353
SGL Carbon SE (a)	2,469	10,227
Siemens AG	36,861	7,197,254
Siemens Energy AG (a)	32,338	1,687,025
Siemens Healthineers AG (b)	13,648	723,584
Siltronic AG	901	43,384
Sixt SE	589	47,939
Sixt SE Preference Shares	752	45,086
SMA Solar Technology AG	1,039	14,589
Softwareone Holding AG	5,505	37,054
Springer Nature AG & Co. KGaA (a)	1,438	40,502
Stabilus SE	1,167	36,555
STO SE & Co. KGaA Preference Shares	132	14,625
STRATEC SE	294	9,072
Stroeer SE & Co. KGaA	1,585	75,597
Suedzucker AG	2,740	29,451
SUSS MicroTec SE	902	45,440
Symrise AG	6,116	650,095
TAG Immobilien AG (a)	9,033	134,319
Takkt AG	1,432	11,418
Talanx AG	2,899	246,607
TeamViewer SE (a) (b)	6,817	67,371
thyssenkrupp AG	24,020	97,526
Thyssenkrupp Nucera AG & Co. KGaA (a) (b)	1,028	11,284
Tonies SE Class A (a)	3,460	27,158
Traton SE	2,343	67,812
TUI AG (a)	21,248	183,675
United Internet AG	3,945	64,013
Verbio SE	900	11,025
Volkswagen AG	1,337	127,578
Volkswagen AG Preference Shares	10,069	928,371
Vonovia SE	34,293	1,041,165
Vossloh AG	317	14,131
Wacker Chemie AG	992	71,946
Wacker Neuson SE	1,443	21,875
Washtec AG	565	23,753
Westwing Group SE (a)	222	1,692
Wuestenrot & Wuerttembergische AG	992	11,957
Zalando SE (a) (b)	11,639	390,370
		77,528,292
GHANA — 0.0% (e)
Tullow Oil PLC (a) (c)	54,488	14,631
GREECE — 0.0% (e)
Okeanis Eco Tankers Corp. (a) (b)	557	11,329
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)	3,465	85,047

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HONG KONG — 0.2%
Prudential PLC	130,215	$1,038,828
IRELAND — 0.5%
AIB Group PLC	88,253	487,087
Bank of Ireland Group PLC	46,210	421,371
C&C Group PLC	18,482	33,795
Cairn Homes PLC	32,156	77,417
COSMO Pharmaceuticals NV	421	29,592
Dalata Hotel Group PLC	8,880	42,942
Glanbia PLC	8,979	123,939
Glenveagh Properties PLC (a) (b)	28,668	47,497
Greencore Group PLC (a)	25,907	62,880
Irish Residential Properties REIT PLC	18,491	17,424
Kerry Group PLC Class A	7,545	728,548
Kingspan Group PLC	7,716	562,890
		2,635,382
ISRAEL — 0.0% (e)
Energean PLC	7,731	100,986
Plus500 Ltd.	3,647	123,688
		224,674
ITALY — 4.4%
A2A SpA	78,617	174,620
ACEA SpA	2,051	39,673
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA (c)	6,281	161,624
Anima Holding SpA (b)	8,179	56,152
Antares Vision SpA (a)	1,588	5,130
Aquafil SpA (a)	1,453	2,152
Ariston Holding NV (c)	5,367	19,185
Arnoldo Mondadori Editore SpA	7,274	15,968
Ascopiave SpA (c)	3,082	8,776
Avio SpA	847	12,191
Azimut Holding SpA	5,545	137,747
Banca Generali SpA	2,774	128,859
Banca IFIS SpA	1,293	28,358
Banca Mediolanum SpA	10,351	123,155
Banca Monte dei Paschi di Siena SpA	44,073	310,609
Banca Popolare di Sondrio SpA	17,208	145,046
Banco BPM SpA	64,807	524,245
Banco di Desio e della Brianza SpA	2,042	14,336
BasicNet SpA	1,175	9,563
BF SpA	5,845	26,873
BFF Bank SpA (b)	8,738	83,243
Biesse SpA	580	4,405
BPER Banca SpA	48,591	308,638
Brembo NV (c)	7,397	69,649
Brunello Cucinelli SpA	1,624	177,246
Buzzi SpA	4,349	160,231
Carel Industries SpA (b) (c)	2,499	47,976
Cembre SpA	172	7,418
Security Description	Shares	Value
CIR SpA-Compagnie Industriali (a)	42,343	$26,264
Coca-Cola HBC AG	4,510	154,312
Credito Emiliano SpA	3,506	39,499
d'Amico International Shipping SA	2,029	8,467
Danieli & C Officine Meccaniche SpA (f)	1,740	34,522
Danieli & C Officine Meccaniche SpA (c) (f)	581	14,529
Datalogic SpA	1,041	5,519
Davide Campari-Milano NV (c)	29,546	184,120
De' Longhi SpA	3,367	105,014
DiaSorin SpA	1,311	135,157
Digital Bros SpA (a)	155	1,830
doValue SpA (a) (b) (c)	5,136	7,648
El.En. SpA	1,876	22,690
Enav SpA (b)	11,952	50,471
Enel SpA	379,654	2,707,105
Eni SpA	103,347	1,400,837
Equita Group SpA (c)	1,733	7,322
ERG SpA	2,633	53,575
Esprinet SpA (a)	1,440	6,448
Eurogroup Laminations SpA	4,076	11,810
Eurotech SpA (a)	1,141	907
Ferrari NV	5,679	2,425,161
Ferretti SpA (c)	6,995	20,390
Fila SpA	1,284	13,801
Fincantieri SpA (a)	4,214	30,240
Fine Foods & Pharmaceuticals NTM	459	3,565
FinecoBank Banca Fineco SpA	29,830	518,626
Garofalo Health Care SpA (a)	1,322	7,474
Generali	54,378	1,535,531
GVS SpA (a) (b) (c)	2,915	14,760
Hera SpA	39,710	141,123
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	2,189	5,667
Industrie De Nora SpA	1,447	11,343
Infrastrutture Wireless Italiane SpA (b)	17,037	173,154
Intercos SpA (c)	1,578	22,746
Interpump Group SpA	4,049	178,862
Intesa Sanpaolo SpA	714,435	2,857,838
Iren SpA	33,846	67,256
Italgas SpA	23,146	129,665
Italian Sea Group SpA	616	4,727
Italmobiliare SpA	735	19,674
Iveco Group NV	8,309	80,361
Juventus Football Club SpA (a) (c)	3,514	10,996
KME Group SpA (a)	5,508	5,213
Leonardo SpA	19,905	534,460
Lottomatica Group SpA	5,520	73,393
LU-VE SpA	309	8,879
Maire SpA	7,583	64,859
MARR SpA (c)	1,585	16,511

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	24,865	$362,399
MFE-MediaForEurope NV Class A	7,991	24,410
MFE-MediaForEurope NV Class B (c)	3,612	15,402
Moltiply Group SpA	1,168	43,964
Moncler SpA	11,039	582,747
Newlat Food SpA (a)	910	11,553
Nexi SpA (a) (b) (c)	27,263	151,317
OVS SpA (b)	9,584	33,723
Pharmanutra SpA	143	8,055
Philogen SpA (a) (b)	447	9,026
Piaggio & C SpA (c)	8,450	19,075
Piovan SpA (b)	1,008	14,509
Pirelli & C SpA (b)	18,766	106,372
Poste Italiane SpA (b)	23,142	326,383
Prysmian SpA	14,438	921,851
RAI Way SpA (b)	4,504	25,651
Recordati Industria Chimica e Farmaceutica SpA	4,828	252,969
Reply SpA	1,129	179,337
Revo SpA (a)	753	9,591
Risanamento SpA (a)	65,169	1,970
Ryanair Holdings PLC ADR	10,862	473,475
Sabaf SpA	309	4,848
Safilo Group SpA (a)	10,902	10,521
Saipem SpA (a)	66,088	171,701
Salvatore Ferragamo SpA (c)	3,368	23,611
Sanlorenzo SpA (c)	840	28,313
Seco SpA (a) (c)	3,466	6,489
Seri Industrial SpA (a)	721	1,971
Sesa SpA	410	26,429
Snam SpA	100,417	444,730
SOL SpA	1,737	66,820
Spaxs SpA (a) (c)	2,788	9,492
Tamburi Investment Partners SpA	5,116	44,447
Technogym SpA (b)	6,285	68,010
Technoprobe SpA (a)	7,594	45,176
Telecom Italia SpA (a) (c) (f)	503,085	128,465
Telecom Italia SpA (a) (f)	285,035	85,447
Terna - Rete Elettrica Nazionale	69,580	549,022
Tinexta SpA (c)	899	7,373
TXT e-solutions SpA (c)	411	14,938
UniCredit SpA	75,805	3,024,062
Unipol Gruppo SpA	19,789	246,513
Webuild SpA	21,980	64,776
Wiit SpA (c)	461	9,232
Wizz Air Holdings PLC (a) (b) (c)	2,593	46,731
Zignago Vetro SpA (c)	1,729	16,830
		25,477,115
JERSEY — 0.0% (e)
JTC PLC (b)	7,858	96,839
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	7,740	193,193
Security Description	Shares	Value
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	597	$46,311
LUXEMBOURG — 0.2%
Aperam SA	2,048	53,484
ArcelorMittal SA	21,047	488,843
Brederode SA	582	66,895
CVC Capital Partners PLC (a) (b) (c)	10,686	235,250
Eurofins Scientific SE	6,396	326,583
Global Fashion Group SA (a)	3,793	860
RTL Group SA	1,723	47,637
SES SA	17,769	56,267
Zabka Group SA (a)	23,511	109,569
		1,385,388
MALTA — 0.0% (e)
Catena Media PLC (a)	3,080	1,040
Gentoo Media, Inc. (a)	6,134	13,684
		14,724
MEXICO — 0.0% (e)
Fresnillo PLC	8,734	67,983
MONACO — 0.0% (e)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	292	30,841
NETHERLANDS — 6.0%
Aalberts NV	4,802	170,755
ABN AMRO Bank NV (b)	23,876	368,134
Adyen NV (a) (b)	1,435	2,135,299
Aegon Ltd.	63,072	373,579
Akzo Nobel NV	8,423	505,528
Alfen NV (a) (b)	1,008	12,557
AMG Critical Materials NV (c)	1,576	22,684
Arcadis NV	3,650	222,239
Argenx SE (a)	2,919	1,813,575
ASM International NV	2,296	1,328,552
ASML Holding NV	19,542	13,733,998
ASR Nederland NV	6,643	314,913
Basic-Fit NV (a) (b) (c)	2,493	58,290
BE Semiconductor Industries NV	3,945	540,452
Corbion NV	2,759	61,710
CTP NV (b)	5,778	89,029
Eurocommercial Properties NV REIT	2,468	56,735
Euronext NV (b)	4,055	454,747
EXOR NV	4,783	438,570
Flow Traders Ltd. (c)	1,474	32,908
Fugro NV	4,951	85,719
Heineken Holding NV	5,801	347,501
Heineken NV	14,077	1,001,422
IMCD NV	2,768	411,309
ING Groep NV	157,952	2,474,652
JDE Peet's NV	7,892	135,086
Koninklijke Ahold Delhaize NV	45,785	1,492,953
Koninklijke BAM Groep NV	13,864	60,267

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Koninklijke KPN NV	192,583	$700,960
Koninklijke Philips NV (a)	38,379	969,692
Koninklijke Vopak NV	2,649	116,579
NN Group NV	12,512	545,066
NSI NV REIT	893	17,495
OCI NV (c)	6,286	70,396
Onward Medical NV (a)	703	3,771
Pharming Group NV (a) (c)	29,610	28,362
PostNL NV (c)	18,344	19,793
Randstad NV	5,214	219,797
Redcare Pharmacy NV (a) (b)	851	116,055
SBM Offshore NV	6,717	117,964
TKH Group NV (c)	1,902	65,624
TomTom NV (a) (c)	3,222	16,649
Universal Music Group NV (f)	10,776	275,839
Universal Music Group NV (c) (f)	26,773	685,324
Van Lanschot Kempen NV	1,760	79,369
Wolters Kluwer NV	11,645	1,934,167
		34,726,065
NIGERIA — 0.0% (e)
Airtel Africa PLC (b)	58,693	83,504
NORWAY — 1.3%
2020 Bulkers Ltd.	1,035	11,300
ABG Sundal Collier Holding ASA	20,375	12,701
ABL Group ASA	2,775	2,346
AF Gruppen ASA	2,616	34,182
Agilyx ASA (a)	1,903	6,032
Akastor ASA (a)	6,670	7,623
Aker ASA Class A	1,182	57,136
Aker BioMarine ASA	746	4,407
Aker BP ASA	15,150	295,734
Aker Carbon Capture ASA (a)	17,770	9,912
Aker Horizons ASA (a)	10,486	2,190
Aker Solutions ASA	13,553	37,112
AKVA Group ASA (a)	433	2,593
AMSC ASA	2,328	5,329
ArcticZymes Technologies ASA (a)	2,463	2,893
Arendals Fossekompani ASA	591	7,410
Austevoll Seafood ASA	4,243	36,537
AutoStore Holdings Ltd. (a) (b)	48,989	47,922
Avance Gas Holding Ltd. (b)	1,300	9,363
Axactor ASA (a)	7,700	2,502
B2 Impact ASA	13,686	12,123
Belships ASA	6,724	11,900
Bergenbio ASA (a)	1,454	1,047
BEWi ASA (a)	2,046	4,792
Bluenord ASA (a)	589	34,072
Bonheur ASA	1,011	23,234
Borregaard ASA	4,502	72,303
Bouvet ASA	4,238	28,546
BW Offshore Ltd.	4,376	11,540
Cloudberry Clean Energy ASA (a)	7,540	8,312
Crayon Group Holding ASA (a) (b)	4,074	44,767
DNB Bank ASA (f)	42,173	842,543
Security Description	Shares	Value
DNB Bank ASA (a) (f)	885	$1,316
DNB Bank ASA (a) (f)	66	94
DNO ASA	47,113	43,432
DOF Group ASA (a)	7,133	53,070
Edda Wind ASA (a)	846	1,412
Elkem ASA (a) (b)	14,395	22,206
Elliptic Laboratories ASA (a)	3,663	3,380
Elmera Group ASA (b)	5,266	17,712
Elopak ASA	4,086	16,261
Endur ASA (a)	1,890	11,549
Entra ASA (a) (b)	3,223	32,805
Equinor ASA	45,055	1,052,851
Europris ASA (b)	7,873	50,396
Frontline PLC	7,137	98,377
Gjensidige Forsikring ASA	9,156	162,041
Grieg Seafood ASA	2,884	15,757
Hexagon Composites ASA (a)	5,232	20,961
Hexagon Purus ASA (a)	5,503	2,713
Hoegh Autoliners ASA	5,791	57,720
Hofseth BioCare ASA (a)	8,566	1,282
IDEX Biometrics ASA (a)	8,699	89
Kid ASA (b)	1,879	22,169
Kitron ASA	9,740	29,004
Klaveness Combination Carriers ASA (b)	1,155	7,576
KMC Properties ASA (a)	2,793	12
Komplett ASA (a)	1,156	871
Kongsberg Gruppen ASA	4,246	478,534
Leroy Seafood Group ASA	13,365	57,850
LINK Mobility Group Holding ASA (a)	9,172	18,574
Magnora ASA	2,014	4,921
Medistim ASA	724	9,530
Morrow Bank ASA (a)	6,416	5,265
Mowi ASA	22,222	381,051
MPC Container Ships ASA	20,365	37,171
Multiconsult ASA (b)	1,010	17,697
NEL ASA (a)	77,968	18,563
Norbit ASA	2,407	20,473
Norconsult Norge AS	15,115	58,890
Nordic Mining ASA (a)	2,464	5,801
Nordic Semiconductor ASA (a)	8,876	78,504
Norsk Hydro ASA	66,302	365,096
Norske Skog ASA (a) (b)	3,758	8,107
Norwegian Air Shuttle ASA	39,279	38,043
NRC Group ASA (a)	1,873	783
Nykode Therapeutics ASA (a)	9,325	2,501
Odfjell Drilling Ltd.	4,502	20,335
Odfjell SE Class A	1,182	12,156
Odfjell SE Class B	305	3,102
OKEA ASA (a)	1,433	2,599
Olav Thon Eiendomsselskap ASA	1,443	28,841
Orkla ASA	36,362	314,880
Otello Corp. ASA (a)	3,067	2,069
Panoro Energy ASA	6,130	15,005
Pareto Bank ASA	1,918	11,416

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Pexip Holding ASA	4,237	$16,377
PhotoCure ASA (a)	1,158	6,322
Polaris Media ASA	568	4,201
poLight ASA (a) (b)	1,583	668
Protector Forsikring ASA	3,324	83,412
Public Property Invest AS (a)	4,074	6,389
Rana Gruber ASA	1,177	7,907
Rogaland Sparebank	993	11,017
Saga Pure ASA (a)	9,039	991
Salmar ASA	3,618	172,182
Salmon Evolution ASA (a)	14,705	8,649
SATS ASA (a)	3,199	7,464
Schibsted ASA Class A	3,503	108,569
Schibsted ASA Class B	5,273	155,163
Sea1 offshore, Inc.	2,152	4,633
Selvaag Bolig ASA	2,049	6,513
Solstad Offshore ASA (a)	2,318	8,168
SpareBank 1 Helgeland	574	7,303
SpareBank 1 Nord Norge	4,785	52,024
Sparebank 1 Oestlandet	2,308	32,039
SpareBank 1 Ringerike Hadeland	161	4,664
SpareBank 1 SMN	6,148	92,740
SpareBank 1 Sor-Norge ASA	11,967	154,469
Sparebanken More	1,917	16,373
Sparebanken Ost	711	4,504
Sparebanken Sor	1,617	28,176
Sparebanken Vest	4,364	54,447
Stolt-Nielsen Ltd.	1,152	29,314
Storebrand ASA	23,154	247,088
StrongPoint ASA (a)	2,791	2,740
Telenor ASA	31,684	354,017
TGS ASA	8,923	89,094
Thor Medical ASA (a)	2,395	555
TOMRA Systems ASA	11,352	146,531
Treasure ASA	1,765	4,351
Var Energi ASA	43,689	135,752
Veidekke ASA	5,120	64,105
Vow ASA (a)	6,886	1,203
Wallenius Wilhelmsen ASA	4,830	39,763
Wilh Wilhelmsen Holding ASA Class A	609	21,958
Wilh Wilhelmsen Holding ASA Class B	445	15,634
XXL ASA (a) (b)	442	428
Zalaris ASA (a)	701	4,691
Zaptec ASA (a)	3,080	2,964
		7,648,768
PERU — 0.0% (e)
Hochschild Mining PLC (a)	13,950	37,388
POLAND — 0.8%
11 bit studios SA (a)	124	5,109
AB SA	595	14,059
AC SA	317	2,279
Agora SA (a)	1,627	3,880
Alior Bank SA	4,212	87,674
Security Description	Shares	Value
Allegro.eu SA (a) (b)	30,831	$202,126
Ambra SA	449	2,402
Amica SA	172	2,161
Apator SA	1,284	5,197
Archicom SA	433	4,298
Arctic Paper SA	713	2,698
Asseco Business Solutions SA	526	7,233
Asseco Poland SA	2,629	61,228
Asseco South Eastern Europe SA	1,284	15,232
Atal SA	298	3,708
Auto Partner SA	3,080	14,764
Bank Handlowy w Warszawie SA	1,579	33,907
Bank Millennium SA (a)	28,664	61,761
Bank Ochrony Srodowiska SA (a)	1,609	3,825
Bank Polska Kasa Opieki SA	8,561	285,809
Benefit Systems SA	129	90,412
Bioton SA (a)	1,759	1,229
BNPP Bank Polska SA	1,491	30,754
Boryszew SA	3,626	5,179
Budimex SA	595	67,212
Bumech SA (a)	416	663
Captor Therapeutics SA (a)	120	1,229
CCC SA (a)	2,363	105,147
CD Projekt SA	3,612	167,413
Celon Pharma SA	719	4,604
CI Games SA (a)	3,667	1,154
Comp SA (a)	134	4,477
Cyber Folks SA	161	5,866
Cyfrowy Polsat SA (a)	11,914	40,784
Datawalk SA (a)	138	1,891
Develia SA	19,511	26,027
Dino Polska SA (a) (b)	2,338	220,634
Dom Development SA	414	18,262
Echo Investment SA (a)	8,576	9,717
Enea SA (a)	13,701	42,822
Energa SA (a)	3,333	11,055
Enter Air SA	420	5,460
Erbud SA	171	1,408
Eurocash SA	3,759	6,516
Fabryki Mebli Forte SA (a)	703	4,629
Ferro SA	861	7,483
Firma Oponiarska Debica SA	120	2,318
Globe Trade Centre SA	8,864	8,348
Grenevia SA (a)	14,386	7,645
Grupa Azoty SA (a)	2,205	9,982
Grupa Kety SA	445	73,527
Grupa Pracuj SA	747	10,344
ING Bank Slaski SA	1,577	92,201
InPost SA (a)	10,889	186,160
Inter Cars SA	429	54,111
Jastrzebska Spolka Weglowa SA (a)	2,484	12,454
KGHM Polska Miedz SA	6,576	183,082
KRUK SA	851	85,665
LPP SA	56	210,817
Lubelski Wegiel Bogdanka SA	463	2,417

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mabion SA (a)	422	$909
Mangata Holding SA	129	1,843
mBank SA (a)	595	78,822
Medicalgorithmics SA (a)	138	565
Mennica Polska SA	1,142	5,184
Mirbud SA	1,609	4,628
MLP Group SA (a)	289	4,758
Mo-BRUK SA	26	2,061
Neuca SA	5	1,057
Newag SA	1,027	10,517
Oponeo.pl SA	17	333
Orange Polska SA	30,563	54,502
ORLEN SA	28,467	325,290
PCC Rokita SA	138	2,305
PCF Group SA (a)	317	599
PGE Polska Grupa Energetyczna SA (a)	40,650	59,736
PKP Cargo SA (a)	1,443	4,926
PlayWay SA	13	873
Polenergia SA (a)	874	14,727
Polimex-Mostostal SA (a)	3,192	1,637
Powszechna Kasa Oszczednosci Bank Polski SA	42,087	608,899
Powszechny Zaklad Ubezpieczen SA	28,092	311,756
Poznanska Korporacja Budowlana Pekabex SA	449	1,924
Rainbow Tours SA	304	9,818
Ryvu Therapeutics SA (a)	429	3,999
Sanok Rubber Co. SA	1,153	6,532
Santander Bank Polska SA	1,622	179,690
Selvita SA (a)	425	5,093
Shoper SA	287	2,758
Sniezka SA	265	5,299
Stalexport Autostrady SA	4,528	3,343
Synektik SA	140	6,731
Synthaverse SA (a)	1,317	1,441
Tauron Polska Energia SA (a)	49,333	44,895
TEN Square Games SA (a)	152	2,650
Text SA	702	11,183
Torpol SA	427	3,349
Toya SA (a)	1,162	2,023
Vercom SA Class D	417	12,872
Vigo Photonics SA (a)	8	920
Voxel SA	177	5,399
VRG SA	8,563	6,592
Warsaw Stock Exchange	1,302	12,750
Wawel SA	3	437
Wielton SA (a)	1,152	1,300
Wirtualna Polska Holding SA	861	16,321
XTB SA (b)	3,046	51,915
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	296	3,590
Security Description	Shares	Value
Zespol Elektrowni Patnow Adamow Konin SA (a)	1,166	$3,862
		4,543,061
PORTUGAL — 0.3%
Altri SGPS SA (c)	3,952	21,812
Banco Comercial Portugues SA Class R	449,072	216,092
Corticeira Amorim SGPS SA (c)	1,760	14,671
CTT-Correios de Portugal SA	6,232	34,847
EDP SA	126,151	403,775
Galp Energia SGPS SA	22,114	365,240
Ibersol SGPS SA	555	4,299
Jeronimo Martins SGPS SA	13,266	253,447
Mota-Engil SGPS SA (c)	3,323	10,027
Navigator Co. SA	10,360	38,513
NOS SGPS SA	8,160	28,137
Novabase SGPS SA	1,406	8,590
Pharol SGPS SA (a)	22,383	1,075
REN - Redes Energeticas Nacionais SGPS SA	16,606	39,206
Semapa-Sociedade de Investimento e Gestao	559	8,208
Sonae SGPS SA	44,710	42,316
		1,490,255
SINGAPORE — 0.2%
BW LPG Ltd. (b)	4,241	46,789
Hafnia Ltd.	14,694	78,597
STMicroelectronics NV	32,281	802,582
		927,968
SOUTH AFRICA — 0.3%
Anglo American PLC	61,052	1,807,551
Scatec ASA (a) (b)	5,542	38,793
		1,846,344
SOUTH KOREA — 0.0% (e)
Delivery Hero SE (a) (b)	10,089	283,327
SPAIN — 4.1%
Acciona SA	1,185	133,382
Acerinox SA	9,292	90,927
ACS Actividades de Construccion y Servicios SA	9,458	474,410
Aedas Homes SA (b)	725	19,444
Aena SME SA (b)	3,611	738,116
Alantra Partners SA	850	6,777
Almirall SA (c)	3,793	32,344
Amadeus IT Group SA	22,075	1,558,961
AmRest Holdings SE	3,374	15,193
Atresmedia Corp. de Medios de Comunicacion SA	3,762	17,024
Banco Bilbao Vizcaya Argentaria SA	281,584	2,756,017
Banco de Sabadell SA	262,277	509,770
Banco Santander SA	759,825	3,512,663
Bankinter SA (c)	30,994	245,200
Befesa SA (b)	1,737	37,340

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CaixaBank SA	175,745	$952,868
Cellnex Telecom SA (a) (b)	23,652	747,240
CIE Automotive SA	2,462	64,755
Construcciones y Auxiliar de Ferrocarriles SA	993	35,937
Corp. ACCIONA Energias Renovables SA	2,787	51,370
Corp. Financiera Alba SA	716	61,760
Ebro Foods SA (c)	2,466	40,550
EDP Renovaveis SA	14,825	154,127
eDreams ODIGEO SA (a)	4,247	38,261
Elecnor SA	1,916	31,863
Enagas SA	11,371	138,706
Ence Energia y Celulosa SA (c)	6,722	21,564
Endesa SA	15,691	337,472
Ercros SA	3,471	12,688
Faes Farma SA	15,587	56,168
Fluidra SA	4,530	110,328
Fomento de Construcciones y Contratas SA	4,464	41,094
Gestamp Automocion SA (b) (c)	6,713	17,239
Global Dominion Access SA (b) (c)	4,360	12,641
Grenergy Renovables SA (a)	701	23,700
Grifols SA (a) (c)	14,391	136,322
Grifols SA Class B, Preference Shares (a)	12,386	90,614
Grupo Catalana Occidente SA	2,172	80,743
Iberdrola SA	284,886	3,923,493
Indra Sistemas SA	4,922	87,052
Industria de Diseno Textil SA	54,319	2,792,117
Inmobiliaria Colonial Socimi SA REIT	14,138	75,762
Laboratorios Farmaceuticos Rovi SA	1,045	68,118
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (c)	31,575	35,442
Logista Integral SA	3,083	93,220
Mapfre SA (c)	46,989	119,015
Melia Hotels International SA	5,845	44,577
Merlin Properties Socimi SA REIT	18,689	196,621
Metrovacesa SA (a) (b)	560	5,091
Naturgy Energy Group SA	8,270	200,217
Neinor Homes SA (b)	1,479	25,883
Obrascon Huarte Lain SA (a) (c)	18,353	7,666
Parques Reunidos Servicios Centrales SAU (a) (d)	1,617	—
Pharma Mar SA	593	49,001
Promotora de Informaciones SA Class A (a)	34,003	10,598
Prosegur Cash SA (b) (c)	16,886	9,652
Prosegur Cia de Seguridad SA	4,072	7,143
Puig Brands SA Class B (a)	6,558	121,114
Redeia Corp. SA	19,998	341,681
Repsol SA	54,594	660,860
Sacyr SA	25,907	85,363
Security Description	Shares	Value
Solaria Energia y Medio Ambiente SA (a) (c)	3,811	$30,840
Soltec Power Holdings SA (a) (c)	1,057	1,749
Talgo SA (a) (b)	3,634	12,644
Tecnicas Reunidas SA (a)	2,060	23,976
Telefonica SA (c)	193,971	790,774
Tubacex SA (c)	4,830	16,280
Unicaja Banco SA (b)	53,368	70,405
Vidrala SA	1,364	131,214
Viscofan SA (c)	1,928	121,783
		23,564,929
SWEDEN — 5.9%
AAK AB	8,753	250,012
AcadeMedia AB (b)	3,923	23,966
AddLife AB Class B	5,507	68,431
Addnode Group AB	6,534	61,382
AddTech AB Class B	12,525	341,429
AFRY AB	4,383	60,969
Alfa Laval AB	14,236	596,020
Alimak Group AB (b)	3,175	33,735
Alleima AB	10,045	68,274
Alligo AB Class B	1,155	12,878
Ambea AB (b)	3,664	32,017
AQ Group AB	2,762	34,996
Arise AB	1,306	4,344
Arjo AB Class B	9,728	31,924
Assa Abloy AB Class B	48,548	1,435,888
Atea ASA	3,914	48,730
Atlas Copco AB Class A	126,170	1,928,077
Atlas Copco AB Class B	76,286	1,031,830
Atrium Ljungberg AB Class B	2,448	43,912
Attendo AB (b)	5,504	25,405
Avanza Bank Holding AB (c)	5,995	148,068
Axfood AB (c)	5,110	108,219
Bactiguard Holding AB (a)	737	2,355
Balco Group AB (a)	559	1,948
Beijer Alma AB	2,156	32,040
Beijer Ref AB (c)	17,328	255,782
Bergman & Beving AB	1,160	32,650
Betsson AB Class B	5,811	75,522
BHG Group AB (a)	4,485	7,785
BICO Group AB (a) (c)	1,903	5,515
Bilia AB Class A	3,367	36,780
Billerud Aktiebolag	10,345	94,937
BioArctic AB (a) (b)	2,022	36,508
BioGaia AB Class B	3,927	39,770
BioInvent International AB (a)	1,764	6,146
Biotage AB	3,072	44,707
Boliden AB	13,367	375,632
Bonava AB Class B (a)	10,776	7,744
BoneSupport Holding AB (a) (b)	3,175	111,147
Boozt AB (a) (b) (c)	1,865	21,251
Bravida Holding AB (b)	9,606	69,637
BTS Group AB Class B	708	16,852
Bufab AB	1,299	51,634
Bulten AB	607	3,994

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Bure Equity AB	2,593	$89,600
Byggmax Group AB	2,631	10,696
Camurus AB (a)	1,723	88,183
Castellum AB (a)	20,811	227,053
Catella AB	1,880	4,739
Catena AB	1,939	83,005
Cellavision AB	600	11,811
Cibus Nordic Real Estate AB publ	2,938	46,852
Cint Group AB (a)	8,862	10,154
Clas Ohlson AB Class B	2,011	38,221
Cloetta AB Class B	9,732	22,196
Coor Service Management Holding AB (b)	4,526	14,050
Corem Property Group AB Class B (c)	25,314	15,327
Corem Property Group AB Class D	292	6,461
Ctek AB (a)	1,473	1,853
CTT Systems AB (c)	419	10,656
Dios Fastigheter AB	5,548	39,768
Dometic Group AB (b)	14,828	69,784
Duni AB	1,583	13,510
Dustin Group AB (a) (b)	15,118	5,785
Dynavox Group AB (a)	4,650	26,345
Eastnine AB	2,296	9,724
Elanders AB Class B	717	5,697
Electrolux AB Class B (a)	11,233	93,428
Electrolux Professional AB Class B	10,766	66,744
Elekta AB Class B	17,626	97,548
Embracer Group AB (a) (c)	44,266	120,828
Enea AB (a)	721	6,467
Engcon AB	1,914	18,119
Eolus Vind AB Class B (c)	1,154	5,013
Ependion AB	884	7,769
Epiroc AB Class A	30,949	539,333
Epiroc AB Class B	18,922	295,237
EQT AB (c)	39,655	1,098,572
Essity AB Class A	1,459	39,019
Essity AB Class B	29,510	789,747
Evolution AB (b)	8,679	669,860
Fabege AB	11,362	85,144
Fagerhult Group AB	4,213	20,628
Fasadgruppen Group AB	1,865	7,764
Fastighets AB Balder Class B (a)	32,937	228,935
Fastighets AB Trianon (a)	2,739	5,107
Fastighetsbolaget Emilshus AB Class B (a)	2,773	10,917
FastPartner AB Class A	2,313	13,397
Ferronordic AB (a)	91	486
Fingerprint Cards AB Class B (a) (c)	14,604	46
FM Mattsson AB	1,045	4,861
Fortnox AB (c)	23,582	153,880
G5 Entertainment AB	426	4,241
GARO AB (a) (c)	1,450	3,031
Getinge AB Class B	10,485	172,279
Security Description	Shares	Value
Granges AB	4,939	$58,870
Green Landscaping Group AB (a) (b)	1,297	8,264
Gruvaktiebolaget Viscaria (a)	2,622	5,031
H & M Hennes & Mauritz AB Class B (c)	26,079	351,913
Hansa Biopharma AB (a) (c)	1,612	5,719
Hanza AB	1,188	8,247
Heba Fastighets AB Class B	3,235	9,589
Hemnet Group AB	4,332	131,733
Hexagon AB Class B	103,849	992,507
Hexatronic Group AB (a) (c)	7,998	26,189
Hexpol AB	12,351	114,911
HMS Networks AB (c)	1,323	51,942
Hoist Finance AB (a) (b)	4,049	33,090
Holmen AB Class B (c)	4,102	150,800
Hufvudstaden AB Class A	5,545	60,773
Humana AB (a)	1,585	5,114
Humble Group AB (a)	17,877	20,143
Husqvarna AB Class A	1,176	6,184
Husqvarna AB Class B	16,683	87,180
IAR Systems Group AB	701	8,026
Immunovia AB (a)	745	37
Industrivarden AB Class A	7,246	229,133
Industrivarden AB Class C	7,708	243,534
Indutrade AB	13,238	331,871
Instalco AB	10,625	31,694
Intrum AB (a) (c)	3,487	8,647
Investment AB Latour Class B	7,146	178,436
Investment AB Oresund	1,625	15,913
Investor AB Class A	31,068	821,601
Investor AB Class B	89,044	2,358,819
INVISIO AB	1,740	43,385
Inwido AB	2,757	46,286
Irlab Therapeutics AB (a)	1,887	1,836
ITAB Shop Concept AB	6,652	12,582
JM AB (c)	3,329	50,285
John Mattson Fastighetsforetagen AB (a)	1,450	8,031
Karnell Group AB (a)	1,325	4,950
Karnov Group AB (a)	5,511	41,049
K-fast Holding AB (a)	2,887	4,447
Kinnevik AB Class A	445	2,993
Kinnevik AB Class B	11,675	77,916
Klarabo Sverige AB Class B (a) (c)	4,636	6,881
KNOW IT AB (c)	999	12,477
L E Lundbergforetagen AB Class B (c)	3,519	159,560
Lagercrantz Group AB Class B	9,446	177,477
Lifco AB Class B	10,941	317,459
Lime Technologies AB	426	14,207
Linc AB (a)	866	6,772
Lindab International AB	3,758	77,954
Logistea AB Class B (a)	13,622	20,268
Loomis AB	3,613	110,000

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Maha Energy AB (a)	4,075	$2,434
Medcap AB (a)	697	37,912
Medicover AB Class B	3,369	58,542
MEKO AB	2,012	24,364
Midsona AB Class B (a)	2,207	1,578
Mildef Group AB	1,437	16,231
MIPS AB	1,135	48,320
Modern Times Group MTG AB Class B (a)	5,112	43,906
Momentum Group AB	1,043	16,784
Munters Group AB (b)	6,681	112,466
Mycronic AB	3,761	135,950
NCAB Group AB	9,586	55,958
NCC AB Class B	4,088	60,085
Nederman Holding AB	890	17,479
Neobo Fastigheter AB (a)	7,599	14,408
Net Insight AB Class B (a)	13,514	9,210
New Wave Group AB Class B	4,102	36,067
Nibe Industrier AB Class B (c)	75,954	297,237
Nivika Fastigheter AB Class B (a)	1,439	5,248
Nobia AB (a)	20,816	7,246
Nolato AB Class B	9,152	44,893
Nordic Waterproofing Holding AB	1,156	17,807
Nordisk Bergteknik AB Class B (a)	1,482	1,811
Nordnet AB publ (c)	7,760	164,902
Norion Bank AB (a)	4,956	16,327
Norva24 Group AB (a)	5,548	13,256
Note AB (a) (c)	880	11,787
NP3 Fastigheter AB	1,285	29,074
Nyfosa AB (a)	7,860	76,756
OEM International AB Class B	4,490	45,431
Oncopeptides AB (a) (b)	8,429	1,187
Orron Energy AB (a) (c)	8,863	5,705
Ovzon AB (a)	4,676	7,245
Pandox AB	4,776	82,905
Peab AB Class B	9,779	70,095
Platzer Fastigheter Holding AB Class B	4,077	31,622
PowerCell Sweden AB (a)	1,449	4,650
Pricer AB Class B (a)	4,943	5,243
Prisma Properties AB (a)	5,250	11,308
Proact IT Group AB	1,016	10,832
Probi AB	162	5,117
Q-Linea AB (a) (b)	850	53
Ratos AB Class B	10,024	28,432
RaySearch Laboratories AB	1,191	23,283
Rejlers AB	738	9,471
Rusta AB	2,343	15,851
Rvrc Holding AB	1,764	6,542
Saab AB Class B	16,272	344,165
Sagax AB Class A	268	5,457
Sagax AB Class B	10,751	220,094
Sagax AB Class D	4,822	13,507
Samhallsbyggnadsbolaget i Norden AB (c)	58,004	23,783
Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB Class D	7,109	$4,243
Sandvik AB	52,424	940,849
Scandi Standard AB	2,792	21,504
Scandic Hotels Group AB (b)	6,239	38,792
Sdiptech AB Class B (a)	1,620	34,865
Sectra AB Class B	7,264	181,875
Securitas AB Class B	24,745	306,590
Sedana Medical AB (a)	3,804	6,569
Sivers Semiconductors AB (a)	4,676	1,340
Skandinaviska Enskilda Banken AB Class A	79,340	1,087,499
Skandinaviska Enskilda Banken AB Class C	725	9,987
Skanska AB Class B	18,358	386,624
SKF AB Class A	608	11,418
SKF AB Class B	16,653	312,887
SkiStar AB (c)	2,011	29,776
SmartCraft ASA (a)	3,770	9,826
SSAB AB Class A	10,496	42,718
SSAB AB Class B	30,549	121,402
Stendorren Fastigheter AB (a)	585	11,145
Stillfront Group AB (a)	20,087	15,189
Storskogen Group AB Class B	76,047	79,184
Svedbergs Group AB	1,760	6,602
Svenska Cellulosa AB SCA Class A	1,008	12,735
Svenska Cellulosa AB SCA Class B	26,917	342,149
Svenska Handelsbanken AB Class A	76,555	791,237
Svenska Handelsbanken AB Class B	1,721	23,161
Sweco AB Class B	9,746	145,274
Swedbank AB Class A	44,782	884,758
Swedish Logistic Property AB Class B (a)	7,707	27,203
Swedish Orphan Biovitrum AB (a)	11,087	318,484
SynAct Pharma AB (a)	1,155	937
Synsam AB	1,735	6,995
Systemair AB	4,649	37,321
Tele2 AB Class B	26,634	263,345
Telefonaktiebolaget LM Ericsson Class A	2,792	22,691
Telefonaktiebolaget LM Ericsson Class B	150,538	1,224,550
Telia Co. AB	114,451	317,688
TF Bank AB (a)	279	9,216
Thule Group AB (b)	5,248	162,248
Tobii AB (a) (c)	4,646	899
Trelleborg AB Class B	10,445	357,896
Troax Group AB	1,865	37,978
Truecaller AB Class B	11,501	53,241
VBG Group AB Class B	861	24,312
Vestum AB (a) (c)	12,523	12,694
Viaplay Group AB (a) (c)	33,183	2,036
Vicore Pharma Holding AB (a) (c)	2,771	2,119

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Vitec Software Group AB Class B	1,720	$84,683
Vitrolife AB (c)	3,484	67,793
VNV Global AB (a) (c)	4,630	7,693
Volati AB	1,046	9,287
Volvo AB Class A	9,198	224,929
Volvo AB Class B	77,757	1,890,222
Volvo Car AB Class B (a) (c)	31,573	68,522
Wallenstam AB Class B	24,165	104,540
Wihlborgs Fastigheter AB	13,077	124,033
XANO Industri AB Class B	886	4,506
Xvivo Perfusion AB (a)	1,317	58,286
		34,419,998
SWITZERLAND — 9.7%
ABB Ltd.	78,212	4,234,883
Accelleron Industries AG	4,657	239,980
Adecco Group AG	8,309	205,009
Alcon AG	24,416	2,071,824
Allreal Holding AG	754	137,779
ALSO Holding AG	293	72,421
Arbonia AG (a)	2,450	30,225
Aryzta AG (a)	45,294	79,218
Ascom Holding AG	1,590	7,299
Autoneum Holding AG (c)	147	19,400
Avolta AG	5,220	209,318
Bachem Holding AG (c)	1,482	94,684
Baloise Holding AG	2,200	398,367
Banque Cantonale de Geneve	120	33,766
Banque Cantonale Vaudoise	1,429	131,665
Barry Callebaut AG (c)	167	221,868
Basellandschaftliche Kantonalbank	28	26,571
Basilea Pharmaceutica Ag Allschwil (a)	595	27,148
Belimo Holding AG	484	320,174
Bell Food Group AG	126	36,427
Berner Kantonalbank AG (c)	265	68,717
BKW AG	992	164,412
Bossard Holding AG Class A (c)	287	60,488
Bucher Industries AG	314	112,953
Burckhardt Compression Holding AG	150	107,255
Burkhalter Holding AG	318	31,932
Bystronic AG (c)	115	39,338
Cembra Money Bank AG	1,443	130,567
Chocoladefabriken Lindt & Spruengli AG (f)	45	500,028
Chocoladefabriken Lindt & Spruengli AG (f)	5	551,724
Cie Financiere Richemont SA Class A	26,298	4,001,649
Clariant AG	11,055	123,084
Comet Holding AG	414	113,522
Daetwyler Holding AG Bearer Shares	410	60,261
DKSH Holding AG	1,770	131,444
DocMorris AG (a) (c)	591	13,030
Security Description	Shares	Value
dormakaba Holding AG	143	$101,619
Dottikon Es Holding AG (a) (c)	154	37,555
DSM-Firmenich AG	8,923	902,910
EFG International AG	5,218	75,773
Emmi AG	127	103,141
EMS-Chemie Holding AG	333	224,695
Fenix Outdoor International AG	172	10,943
Flughafen Zurich AG	898	215,619
Forbo Holding AG	40	33,324
Fundamenta Real Estate AG	1,308	24,248
Galderma Group AG (a)	4,173	463,416
Galenica AG (b)	2,453	201,247
Geberit AG	1,610	914,213
Georg Fischer AG (c)	3,820	289,372
Givaudan SA	398	1,741,758
Gurit Holding AG Class BR	138	2,315
Helvetia Holding AG	1,720	283,551
Huber & Suhner AG	722	59,114
Idorsia Ltd. (a) (c)	5,956	5,402
Implenia AG	572	19,377
Inficon Holding AG	84	96,026
International Workplace Group PLC	35,838	71,410
Interroll Holding AG (c)	35	77,010
Intershop Holding AG	288	40,360
Julius Baer Group Ltd.	10,049	650,454
Jungfraubahn Holding AG	278	53,376
Kardex Holding AG	287	85,665
Komax Holding AG (c)	171	21,699
Kongsberg Automotive ASA (a)	38,260	6,515
Kuehne & Nagel International AG	2,733	626,667
Kuros Biosciences AG (a)	1,526	35,950
Landis & Gyr Group AG	1,177	74,679
LEM Holding SA	21	17,171
Leonteq AG (c)	434	9,453
Logitech International SA	7,405	613,154
Lonza Group AG	3,540	2,092,946
Luzerner Kantonalbank AG	892	62,895
Medacta Group SA (b)	281	33,053
Medmix AG (b)	1,141	11,079
Meyer Burger Technology AG (a) (c)	1,340	3,265
Mobilezone Holding AG (c)	2,011	23,034
Mobimo Holding AG	410	132,557
Molecular Partners AG (a)	1,168	5,233
Novartis AG	97,100	9,503,746
OC Oerlikon Corp. AG Pfaffikon	9,446	36,585
Orior AG	288	13,093
Partners Group Holding AG	1,108	1,503,823
Peach Property Group AG (a)	434	4,310
PSP Swiss Property AG	2,303	327,566
R&S Group Holding AG	1,552	31,939
Rieter Holding AG	143	13,397
Romande Energie Holding SA (c)	607	28,801
Sandoz Group AG	21,094	865,174
Schindler Holding AG (f)	2,014	556,475

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Schindler Holding AG (f)	1,023	$279,385
Schweiter Technologies AG	50	22,786
Schweizerische Nationalbank (a)	2	7,040
Sensirion Holding AG (a) (b) (c)	556	33,989
SFS Group AG	896	124,179
SGS SA	7,587	760,835
Siegfried Holding AG	195	212,160
SIG Group AG	15,233	300,542
Sika AG	7,424	1,767,834
SKAN Group AG	588	49,441
Sonova Holding AG	2,420	791,223
St. Galler Kantonalbank AG	141	68,069
Stadler Rail AG (c)	2,740	60,167
Straumann Holding AG	5,797	730,822
Sulzer AG	875	126,483
Swatch Group AG (c)	2,634	93,298
Swatch Group AG Bearer Shares (c)	1,438	261,815
Swiss Life Holding AG	1,402	1,082,305
Swiss Prime Site AG	3,757	409,591
Swisscom AG	1,277	710,893
Swissquote Group Holding SA	574	220,416
Tecan Group AG	607	135,700
Temenos AG	2,666	188,569
Thurgauer Kantonalbank	161	22,562
TX Group AG	146	29,289
u-blox Holding AG (c)	316	25,454
UBS Group AG	146,913	4,495,335
Valiant Holding AG	738	85,995
VAT Group AG (b)	1,315	497,415
Vetropack Holding AG (c)	701	19,725
Vontobel Holding AG	1,319	92,566
VZ Holding AG	737	117,107
Walliser Kantonalbank	171	20,756
Ypsomed Holding AG	181	65,410
Zehnder Group AG	434	21,646
Zug Estates Holding AG Class B	14	31,669
Zuger Kantonalbank	7	63,647
Zurich Insurance Group AG	7,174	4,265,215
		56,537,915
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (a)	53,890	61,755
UKRAINE — 0.0% (e)
Ferrexpo PLC (a)	13,843	18,343
UNITED ARAB EMIRATES — 0.0% (e)
Shelf Drilling Ltd. (a) (b)	6,415	5,318
UNITED KINGDOM — 18.1%
3i Group PLC	47,651	2,126,928
4imprint Group PLC	1,320	80,261
abrdn PLC	87,902	155,390
Admiral Group PLC	13,271	439,449
AG Barr PLC	4,535	34,589
AJ Bell PLC	16,753	94,941
Allfunds Group PLC	20,139	105,104
Alpha Group International PLC	1,876	54,978
Security Description	Shares	Value
Alphawave IP Group PLC (a) (c)	16,457	$17,375
AO World PLC (a)	23,001	29,786
Argo Blockchain PLC (a)	12,247	729
Ashmore Group PLC	23,582	47,225
Ashtead Group PLC	22,104	1,374,463
ASOS PLC (a)	3,346	18,656
Associated British Foods PLC	15,944	407,952
Assura PLC REIT	146,306	70,252
Aston Martin Lagonda Global Holdings PLC (a) (b) (c)	10,356	13,826
AstraZeneca PLC	75,882	9,948,223
Auction Technology Group PLC (a) (c)	4,486	30,900
Auto Trader Group PLC (b)	43,501	432,032
Aviva PLC	130,220	764,554
Avon Technologies PLC	1,320	24,302
B&M European Value Retail SA	46,749	214,873
Babcock International Group PLC	11,945	74,874
BAE Systems PLC	147,813	2,126,115
Balfour Beatty PLC	25,858	147,285
Baltic Classifieds Group PLC	23,986	94,626
Barclays PLC	705,539	2,369,419
Barratt Redrow PLC	67,798	373,690
Beazley PLC	32,448	331,808
Bellway PLC	5,983	186,728
Berkeley Group Holdings PLC	5,058	247,051
Big Yellow Group PLC REIT	9,779	117,573
Bloomsbury Publishing PLC	3,607	30,447
Bodycote PLC	9,037	71,643
Breedon Group PLC	13,689	76,377
Bridgepoint Group PLC (b)	28,812	129,903
British American Tobacco PLC	96,982	3,498,055
British Land Co. PLC REIT	46,073	207,957
Britvic PLC	11,225	184,022
BT Group PLC (c)	310,325	559,852
Bunzl PLC	16,605	685,439
Burberry Group PLC	18,289	224,470
Bytes Technology Group PLC	10,911	57,748
Cab Payments Holdings PLC (a)	6,247	5,375
Capita PLC (a)	79,073	13,884
Capricorn Energy PLC	3,922	14,392
Centrica PLC	255,721	427,874
Ceres Power Holdings PLC (a)	5,537	11,858
Chemring Group PLC	13,365	54,985
Clarkson PLC	1,581	78,311
Close Brothers Group PLC (a)	7,155	21,166
CLS Holdings PLC REIT	8,018	7,782
Coats Group PLC	78,182	92,432
Compass Group PLC	82,815	2,760,960
Computacenter PLC	3,939	104,781
ConvaTec Group PLC (b)	81,561	225,949
Cranswick PLC	2,733	166,520
Crest Nicholson Holdings PLC	12,102	25,599
Croda International PLC	6,536	277,085
Currys PLC (a)	55,460	65,916
DCC PLC	4,964	319,549

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Deliveroo PLC (a) (b)	55,463	$98,566
Derwent London PLC REIT	4,972	121,986
DFS Furniture PLC	11,497	20,158
Diageo PLC	108,729	3,455,369
Diploma PLC	6,670	355,024
Direct Line Insurance Group PLC	64,275	205,431
DiscoverIE Group PLC	4,524	40,511
Domino's Pizza Group PLC	15,539	61,302
Dowlais Group PLC	64,853	54,784
Dr. Martens PLC	30,410	27,498
Drax Group PLC	20,385	165,436
DS Smith PLC	67,625	459,039
Dunelm Group PLC	5,962	79,745
easyJet PLC	18,643	130,752
Elementis PLC	27,495	49,999
Empiric Student Property PLC REIT	28,523	29,828
EnQuest PLC (a)	101,298	15,934
Entain PLC	31,548	271,518
Essentra PLC	13,689	22,802
Evoke PLC (a) (c)	18,060	13,831
FDM Group Holdings PLC	4,375	17,260
Firstgroup PLC	29,397	59,165
Foresight Group Holdings Ltd.	4,258	21,917
Forterra PLC (b)	9,482	19,238
Frasers Group PLC (a)	5,648	43,078
Future PLC	5,258	61,044
Galliford Try Holdings PLC	5,843	28,393
Games Workshop Group PLC	1,615	269,211
Genuit Group PLC	11,931	58,201
Genus PLC	3,069	59,576
Grafton Group PLC CDI	9,319	112,008
Grainger PLC	31,574	88,972
Great Portland Estates PLC REIT	17,194	62,017
Greggs PLC	5,067	176,797
Gym Group PLC (a) (b)	7,835	14,621
Halfords Group PLC	11,830	19,409
Halma PLC	18,494	622,823
Hammerson PLC REIT	25,369	88,835
Harbour Energy PLC	28,813	92,162
Hargreaves Lansdown PLC	17,186	236,331
Hays PLC	78,339	78,833
Headlam Group PLC	3,760	6,687
Helical PLC REIT	4,830	10,465
Henry Boot PLC	5,214	15,019
Hill & Smith PLC	3,773	88,269
Hilton Food Group PLC	4,241	48,175
Hiscox Ltd.	15,987	216,840
Hollywood Bowl Group PLC	7,989	29,866
Howden Joinery Group PLC	27,474	273,031
HSBC Holdings PLC	882,558	8,680,043
Hunting PLC	7,303	26,433
Ibstock PLC (b)	19,367	42,689
IG Group Holdings PLC	18,876	234,157
IMI PLC	12,372	282,158
Imperial Brands PLC	38,650	1,235,786
Security Description	Shares	Value
Inchcape PLC	20,576	$198,295
Indivior PLC (a)	6,411	82,218
Informa PLC	65,352	653,465
IntegraFin Holdings PLC	15,540	67,242
InterContinental Hotels Group PLC	7,668	955,923
Intermediate Capital Group PLC	14,510	375,440
International Consolidated Airlines Group SA	120,446	455,406
International Distribution Services PLC	32,198	146,702
Intertek Group PLC	7,866	465,773
Investec PLC	26,344	179,483
IP Group PLC (a)	47,471	32,045
ITV PLC	176,796	162,965
J D Wetherspoon PLC	4,824	36,249
J Sainsbury PLC	88,380	302,840
JD Sports Fashion PLC	125,213	150,387
John Wood Group PLC (a)	32,159	26,421
Johnson Matthey PLC	8,852	148,556
Jupiter Fund Management PLC	21,678	23,539
Just Eat Takeaway.com NV (a) (b) (f)	8,309	113,529
Just Eat Takeaway.com NV (a) (b) (f)	1,618	22,107
Just Group PLC	48,948	99,555
Kainos Group PLC	4,213	42,686
Keller Group PLC	3,791	68,844
Kier Group PLC	19,656	36,532
Kingfisher PLC	92,554	288,280
Lancashire Holdings Ltd.	12,216	100,822
Land Securities Group PLC REIT	36,515	267,071
Legal & General Group PLC	288,804	831,182
Liontrust Asset Management PLC	2,915	17,378
Lloyds Banking Group PLC	2,962,385	2,032,388
London Stock Exchange Group PLC	25,030	3,537,573
LondonMetric Property PLC REIT	101,476	228,886
M&G PLC	117,110	290,184
Man Group PLC	59,823	160,633
Marks & Spencer Group PLC	100,353	471,936
Marshalls PLC	12,221	45,075
Marston's PLC (a)	29,097	16,034
Melrose Industries PLC	62,610	434,250
Mitchells & Butlers PLC (a)	12,538	38,471
Mitie Group PLC	63,961	88,115
MJ Gleeson PLC	2,596	16,419
Mobico Group PLC (a)	25,463	25,289
Molten Ventures PLC (a)	9,016	36,020
MONY Group PLC	25,323	60,924
Moonpig Group PLC (a)	17,990	47,652
Morgan Advanced Materials PLC	13,520	46,056
Morgan Sindall Group PLC	2,049	100,081
National Grid PLC	251,442	2,991,606
NatWest Group PLC	365,228	1,839,252
NCC Group PLC	13,833	26,091
Next PLC	5,819	692,187

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ninety One PLC	12,823	$23,415
Ocado Group PLC (a)	29,976	113,489
On the Beach Group PLC (b)	7,012	22,306
OSB Group PLC	20,668	104,729
Oxford Biomedica PLC (a) (c)	3,344	17,590
Oxford Instruments PLC	2,972	80,212
Oxford Nanopore Technologies PLC (a) (c)	31,703	51,140
Pagegroup PLC	15,563	66,971
Paragon Banking Group PLC	11,233	104,597
PayPoint PLC	2,808	27,431
Pearson PLC	32,396	520,143
Pennon Group PLC	14,275	106,106
Pepco Group NV (a)	7,575	30,112
Persimmon PLC	15,444	231,718
Pets at Home Group PLC	23,710	61,052
Phoenix Group Holdings PLC	42,539	271,707
Picton Property Income Ltd. REIT	24,013	19,247
Pinewood Technologies Group PLC	3,080	13,848
Playtech PLC (a)	14,560	130,380
Premier Foods PLC	30,840	72,459
Primary Health Properties PLC REIT	61,933	72,368
PZ Cussons PLC	15,293	15,629
QinetiQ Group PLC	24,601	127,986
Quilter PLC (b)	57,137	110,343
Rathbones Group PLC	3,038	63,160
Reach PLC	14,536	15,165
Reckitt Benckiser Group PLC	33,608	2,034,241
RELX PLC	93,356	4,242,992
Renewi PLC	3,495	35,411
Renishaw PLC	1,610	68,254
Rentokil Initial PLC	116,615	585,363
Rightmove PLC	38,692	311,003
Rolls-Royce Holdings PLC (a)	417,132	2,970,458
Rotork PLC	42,298	166,232
RS Group PLC	22,689	193,653
S4 Capital PLC (a) (c)	21,254	8,731
Sabre Insurance Group PLC (b)	11,810	20,411
Safestore Holdings PLC REIT	10,640	85,816
Sage Group PLC	49,374	787,172
Savills PLC	6,816	88,437
Schroders PLC	48,441	196,320
Segro PLC REIT	61,157	537,070
Senior PLC	18,637	37,252
Serco Group PLC	57,864	109,645
Severn Trent PLC	13,134	412,541
Shaftesbury Capital PLC REIT	74,650	117,332
Smith & Nephew PLC	42,598	528,909
Smiths Group PLC	17,167	369,584
Softcat PLC	6,573	125,456
Spectris PLC	5,218	163,898
Spirax Group PLC	3,621	310,870
Spire Healthcare Group PLC (b)	12,495	35,366
Spirent Communications PLC (a)	28,956	64,188
Security Description	Shares	Value
SSE PLC	53,878	$1,082,328
SSP Group PLC	37,533	84,940
St. James's Place PLC	26,053	283,218
Standard Chartered PLC	97,124	1,202,514
SThree PLC	5,959	22,091
Subsea 7 SA	11,501	182,378
Synthomer PLC (a)	5,704	11,501
Tate & Lyle PLC	19,743	160,596
Taylor Wimpey PLC	176,410	269,763
Telecom Plus PLC	3,758	80,858
Tesco PLC	329,525	1,519,963
THG PLC (a)	34,298	19,321
TORM PLC Class A (c)	2,027	38,955
TP ICAP Group PLC	37,278	120,452
Trainline PLC (a) (b)	22,272	120,500
Travis Perkins PLC	10,501	95,874
Treatt PLC	2,638	16,090
Tritax Big Box REIT PLC	106,647	177,240
Trustpilot Group PLC (a) (b)	16,297	62,660
TT Electronics PLC	7,703	10,226
Unilever PLC	123,588	7,039,467
UNITE Group PLC REIT	18,296	184,801
United Utilities Group PLC	33,314	438,712
Vanquis Banking Group PLC	11,652	6,494
Vesuvius PLC	12,937	68,536
Victrex PLC	4,084	55,035
Videndum PLC (a)	3,330	6,089
Vistry Group PLC (a)	15,151	108,538
Vodafone Group PLC	1,068,183	913,712
Volution Group PLC	9,003	63,142
Watches of Switzerland Group PLC (a) (b)	11,958	83,792
Weir Group PLC	12,831	350,959
WH Smith PLC	6,416	95,541
Whitbread PLC	9,143	337,337
Wickes Group PLC	11,498	21,773
Wise PLC Class A (a)	34,322	458,219
Workspace Group PLC REIT (c)	7,158	44,017
WPP PLC	52,999	549,195
XPS Pensions Group PLC	7,547	32,231
Zegona Communications PLC (a)	7,889	41,299
Zigup PLC	11,662	46,957
		105,218,589
UNITED STATES — 10.7%
BP PLC	819,070	4,031,407
Carnival PLC (a)	6,685	151,706
Diversified Energy Co. PLC (c)	2,451	41,256
Experian PLC	44,913	1,937,779
Ferrovial SE (c)	23,778	999,658
GSK PLC	210,990	3,558,044
Haleon PLC	378,734	1,790,108
Holcim AG	26,482	2,552,792
HUUUGE, Inc. (a) (b)	1,241	5,186
Nestle SA	128,394	10,608,709
PolyPeptide Group AG (a) (b)	725	22,720
Profoto Holding AB	740	2,947

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
PureTech Health PLC (a)	11,667	$21,947
Qiagen NV (a)	10,901	485,891
REC Silicon ASA (a)	13,697	4,334
RHI Magnesita NV	1,025	41,849
Roche Holding AG	34,396	9,697,300
Roche Holding AG Bearer Shares (c)	1,444	431,168
Sanofi SA	56,395	5,474,137
Schneider Electric SE	28,213	7,037,788
Shell PLC (f)	128,849	3,995,533
Shell PLC (f)	177,833	5,545,559
Signify NV (b)	6,249	139,641
Sinch AB (a) (b)	34,591	64,898
Stellantis NV (f)	40,123	525,325
Stellantis NV (f)	58,451	762,022
Swiss Re AG	14,223	2,059,098
Tenaris SA	18,808	351,926
TI Fluid Systems PLC (b)	17,916	43,350
		62,384,078
TOTAL COMMON STOCKS (Cost $626,477,999)		579,625,888

PREFERRED STOCKS — 0.0% (e)
SWEDEN — 0.0% (e)
Corem Property Group AB Preference Shares 7.75% (Cost $11,063)	460	10,741
RIGHTS — 0.0% (e)
NORWAY — 0.0%
Thor Medical Asa (expiring 01/24/25) (a)	212	—
SWEDEN — 0.0% (e)
SynAct Pharma AB (expiring 01/07/25) (a)	1,123	1
TOTAL RIGHTS (Cost $0)		1
WARRANTS — 0.0% (e)
DENMARK — 0.0% (e)
Atlantic Sapphire ASA (expiring 12/14/26) 0.10% (a)	17,675	22
ITALY — 0.0% (e)
Fincantieri SpA (expiring 09/30/26) (a) (c)	972	445
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	—
		445
TOTAL WARRANTS (Cost $0)		467
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	205,220	$205,220
State Street Navigator Securities Lending Portfolio II (i) (j)	5,123,414	5,123,414
TOTAL SHORT-TERM INVESTMENTS (Cost $5,328,634)		5,328,634
TOTAL INVESTMENTS — 100.6% (Cost $631,817,696)		584,965,731
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,245,009)
NET ASSETS — 100.0%		$581,720,722
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$579,600,622	$25,266	$0(a)	$579,625,888
Preferred Stocks	10,741	—	—	10,741
Rights	1	—	—	1
Warrants	467	—	0(a)	467
Short-Term Investments	5,328,634	—	—	5,328,634
TOTAL INVESTMENTS	$584,940,465	$25,266	$0	$584,965,731
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	443,364	$443,364	$2,948,774	$3,186,918	$—	$—	205,220	$205,220	$5,119
State Street Navigator Securities Lending Portfolio II	3,923,584	3,923,584	13,641,102	12,441,272	—	—	5,123,414	5,123,414	9,042
Total		$4,366,948	$16,589,876	$15,628,190	$—	$—		$5,328,634	$14,161
See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BELGIUM — 1.4%
Anheuser-Busch InBev SA	876,764	$43,805,652
CHINA — 1.6%
Prosus NV	1,258,897	49,992,596
FINLAND — 1.8%
Nokia OYJ	4,648,054	20,573,426
Nordea Bank Abp	2,996,113	32,575,989
		53,149,415
FRANCE — 31.8%
Air Liquide SA	494,225	80,306,950
Airbus SE	502,919	80,605,191
AXA SA	1,577,722	56,069,655
BNP Paribas SA	912,432	55,952,440
Cie de Saint-Gobain SA	430,760	38,226,656
Danone SA	550,542	37,124,018
EssilorLuxottica SA	264,724	64,583,076
Hermes International SCA	30,027	72,197,853
Kering SA	60,826	15,006,254
L'Oreal SA	205,954	72,904,769
LVMH Moet Hennessy Louis Vuitton SE	218,428	143,738,791
Pernod Ricard SA (a)	169,120	19,088,491
Safran SA	323,231	70,991,082
TotalEnergies SE	1,935,696	106,975,538
Vinci SA	504,172	52,071,275
		965,842,039
GERMANY — 28.1%
adidas AG	153,834	37,721,083
Allianz SE	334,785	102,579,619
BASF SE	762,821	33,539,204
Bayer AG	839,631	16,792,324
Bayerische Motoren Werke AG	254,906	20,847,180
Deutsche Boerse AG	160,936	37,062,790
Deutsche Post AG	851,351	29,955,885
Deutsche Telekom AG	3,060,787	91,565,269
Infineon Technologies AG	1,116,127	36,290,536
Mercedes-Benz Group AG	593,058	33,039,203
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	114,333	57,668,659
SAP SE	872,731	213,547,380
Siemens AG	642,725	125,494,556
Volkswagen AG Preference Shares	176,227	16,248,292
		852,351,980
ITALY — 7.1%
Enel SpA	6,639,364	47,341,675
Eni SpA	1,810,058	24,534,785
Ferrari NV	99,016	42,283,815
Intesa Sanpaolo SpA	12,497,085	49,990,048
UniCredit SpA	1,325,900	52,893,651
		217,043,974
Security Description	Shares	Value
NETHERLANDS — 12.5%
Adyen NV (b) (c)	25,319	$37,675,016
ASML Holding NV	341,524	240,020,978
ING Groep NV	2,763,662	43,298,612
Koninklijke Ahold Delhaize NV	794,298	25,900,387
Wolters Kluwer NV	203,844	33,857,308
		380,752,301
SPAIN — 7.5%
Banco Bilbao Vizcaya Argentaria SA	4,925,681	48,210,332
Banco Santander SA	13,242,451	61,219,718
Iberdrola SA	4,965,558	68,386,413
Industria de Diseno Textil SA	949,884	48,826,148
		226,642,611
UNITED STATES — 7.9%
Sanofi SA	983,431	95,459,459
Schneider Electric SE	491,969	122,722,632
Stellantis NV	1,702,191	22,191,371
		240,373,462
TOTAL COMMON STOCKS (Cost $3,112,453,682)		3,029,954,030

SHORT-TERM INVESTMENTS — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	695,623	695,623
State Street Navigator Securities Lending Portfolio II (g) (h)	177,150	177,150
TOTAL SHORT-TERM INVESTMENTS (Cost $872,773)		872,773
TOTAL INVESTMENTS — 99.7% (Cost $3,113,326,455)		3,030,826,803
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		8,240,861
NET ASSETS — 100.0%		$3,039,067,664
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.

See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Index (long)	200	03/21/2025	$10,300,916	$10,108,551	$(192,365)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,029,954,030	$—	$—	$3,029,954,030
Short-Term Investments	872,773	—	—	872,773
TOTAL INVESTMENTS	$3,030,826,803	$—	$—	$3,030,826,803
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(192,365)	$—	$—	$(192,365)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(192,365)	$—	$—	$(192,365)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	773,198	$773,198	$11,685,533	$11,763,108	$—	$—	695,623	$695,623	$9,344
State Street Navigator Securities Lending Portfolio II	2,349,941	2,349,941	158,441,847	160,614,638	—	—	177,150	177,150	38,150
Total		$3,123,139	$170,127,380	$172,377,746	$—	$—		$872,773	$47,494
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 101.1%
CHINA — 37.2%
360 Security Technology, Inc. Class A	14,900	$21,006
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	19,100	40,690
3SBio, Inc. (a)	19,000	14,871
5I5J Holding Group Co. Ltd. Class A (b)	71,600	29,746
AAC Technologies Holdings, Inc.	43,000	207,584
Addsino Co. Ltd. Class A (b)	23,700	23,598
Advanced Technology & Materials Co. Ltd. Class A	213,500	324,256
AECC Aero-Engine Control Co. Ltd. Class A	80,000	242,348
AECC Aviation Power Co. Ltd. Class A	10,700	60,412
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	31,467	47,019
Agora, Inc. ADR (b) (c)	1,297	5,396
Agricultural Bank of China Ltd. Class H	1,698,703	968,757
Air China Ltd. Class H (b) (c)	237,414	157,401
Airtac International Group	12,088	311,192
AK Medical Holdings Ltd. (a) (c)	10,000	6,244
Akeso, Inc. (a) (b)	45,000	351,637
Alibaba Group Holding Ltd.	746,904	7,922,926
A-Living Smart City Services Co. Ltd. (a) (c)	14,500	5,320
All Winner Technology Co. Ltd. Class A	14,140	74,653
Alpha Group Class A (b)	31,600	37,232
Alphamab Oncology (a) (b) (c)	42,000	18,924
Aluminum Corp. of China Ltd. Class H	442,304	255,659
Angang Steel Co. Ltd. Class H (b)	225,616	42,695
Anhui Conch Cement Co. Ltd. Class H	110,860	283,717
Anhui Expressway Co. Ltd. Class H	32,000	44,161
Anhui Guangxin Agrochemical Co. Ltd. Class A	39,500	64,833
Anhui Gujing Distillery Co. Ltd. Class B	9,700	139,869
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,360	17,975
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	74,880	55,282
Anhui Jinhe Industrial Co. Ltd. Class A	11,900	37,006
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	35,280	43,538
Security Description	Shares	Value
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	40,800	$45,571
ANTA Sports Products Ltd.	72,725	728,846
Antong Holdings Co. Ltd. Class A (b)	247,300	95,329
Aotecar New Energy Technology Co. Ltd. Class A	179,000	74,365
Apeloa Pharmaceutical Co. Ltd. Class A	24,300	53,820
Ascentage Pharma Group International (a) (b)	6,000	35,106
Autohome, Inc. ADR	3,549	92,097
Avary Holding Shenzhen Co. Ltd. Class A	8,600	42,733
AviChina Industry & Technology Co. Ltd. Class H	282,000	140,130
Avicopter PLC Class A	37,800	198,538
Bafang Electric Suzhou Co. Ltd. Class A	3,628	11,771
BAIC Motor Corp. Ltd. Class H (a)	127,000	39,238
Baidu, Inc. Class A (b)	119,690	1,274,257
Bank of China Ltd. Class H	4,132,466	2,111,997
Bank of Communications Co. Ltd. Class H	1,251,975	1,029,888
Bank of Jiangsu Co. Ltd. Class A	88,150	117,910
Bank of Nanjing Co. Ltd. Class A	59,900	86,894
Bank of Ningbo Co. Ltd. Class A	34,460	114,108
Bank of Shanghai Co. Ltd. Class A	52,700	65,682
Baoshan Iron & Steel Co. Ltd. Class A	86,900	82,858
BBMG Corp. Class H	131,000	13,491
Beibuwan Port Co. Ltd. Class A	34,500	37,031
BeiGene Ltd. (b)	39,475	554,930
Beijing BDStar Navigation Co. Ltd. Class A	31,100	112,429
Beijing Capital International Airport Co. Ltd. Class H (b)	70,000	25,232
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	3,250	3,573
Beijing Easpring Material Technology Co. Ltd. Class A	23,000	126,192
Beijing Enterprises Holdings Ltd.	49,500	170,141
Beijing Enterprises Water Group Ltd.	316,000	102,107
Beijing Jetsen Technology Co. Ltd. Class A (b)	164,300	131,368
Beijing Leike Defense Technology Co. Ltd. Class A (b)	272,900	162,071
Beijing Shiji Information Technology Co. Ltd. Class A	22,159	21,551

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Beijing SL Pharmaceutical Co. Ltd. Class A	22,200	$22,589
BGI Genomics Co. Ltd. Class A	400	2,287
Biem.L.Fdlkk Garment Co. Ltd. Class A	15,960	46,544
Bilibili, Inc. Class Z (b)	12,684	231,867
Blue Sail Medical Co. Ltd. Class A (b)	22,300	15,583
BOE Technology Group Co. Ltd. Class A	109,800	65,657
BOE Technology Group Co. Ltd. Class B	122,600	42,929
Bosideng International Holdings Ltd.	128,000	63,934
B-Soft Co. Ltd. Class A	112,910	68,901
BTG Hotels Group Co. Ltd. Class A	16,200	32,371
BYD Co. Ltd. Class H	60,827	2,087,614
BYD Electronic International Co. Ltd. (c)	51,000	276,077
Canaan, Inc. ADR (b) (c)	5,157	10,572
CanSino Biologics, Inc. Class H (a) (b)	4,000	16,221
CECEP Solar Energy Co. Ltd. Class A	76,100	49,341
CECEP Wind-Power Corp. Class A	395,400	170,730
CETC Cyberspace Security Technology Co. Ltd. Class A	9,900	21,913
CETC Digital Technology Co. Ltd. Class A	15,000	48,832
CETC Potevio Science&Technology Co. Ltd. Class A	20,496	59,828
CGN New Energy Holdings Co. Ltd. (c)	82,000	25,229
CGN Nuclear Technology Development Co. Ltd. Class A (b)	38,500	38,440
CGN Power Co. Ltd. Class H (a)	801,000	293,881
Changchun Faway Automobile Components Co. Ltd. Class A	30,490	36,755
Changchun High-Tech Industry Group Co. Ltd. Class A	600	8,127
Changjiang Securities Co. Ltd. Class A	44,500	41,339
Chengdu Hongqi Chain Co. Ltd. Class A	64,197	51,679
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	9,700	25,897
Chengxin Lithium Group Co. Ltd. Class A	8,300	15,579
China Baoan Group Co. Ltd. Class A	52,800	65,807
China Cinda Asset Management Co. Ltd. Class H (c)	700,600	114,543
Security Description	Shares	Value
China CITIC Bank Corp. Ltd. Class H	512,341	$354,182
China Coal Energy Co. Ltd. Class H	78,000	93,283
China Communications Services Corp. Ltd. Class H	78,000	45,788
China Conch Environment Protection Holdings Ltd.	89,083	8,257
China Conch Venture Holdings Ltd.	93,583	80,476
China Construction Bank Corp. Class H	4,996,647	4,168,188
China Dongxiang Group Co. Ltd.	256,000	11,535
China Eastern Airlines Corp. Ltd. Class H (b) (c)	114,000	38,010
China Education Group Holdings Ltd. (c)	25,181	11,054
China Everbright Bank Co. Ltd. Class A	176,430	93,003
China Everbright Environment Group Ltd.	258,000	128,536
China Everbright Ltd.	70,000	47,760
China Feihe Ltd. (a)	104,000	72,966
China Galaxy Securities Co. Ltd. Class A	24,300	50,411
China Galaxy Securities Co. Ltd. Class H	222,100	202,716
China Gas Holdings Ltd.	163,800	142,757
China Great Wall Securities Co. Ltd. Class A	17,500	19,546
China International Capital Corp. Ltd. Class H (a)	54,000	89,120
China International Marine Containers Group Co. Ltd. Class H	93,900	65,397
China Jinmao Holdings Group Ltd. (c)	325,552	41,071
China Kings Resources Group Co. Ltd. Class A	27,011	87,345
China Lesso Group Holdings Ltd.	89,000	39,757
China Life Insurance Co. Ltd. Class H	512,261	968,079
China Lilang Ltd. (c)	45,000	22,361
China Literature Ltd. (a) (b)	5,000	16,220
China Longyuan Power Group Corp. Ltd. Class H	304,637	252,559
China Medical System Holdings Ltd.	101,000	98,166
China Meheco Group Co. Ltd. Class A	105,480	159,481
China Meidong Auto Holdings Ltd.	14,000	4,163
China Mengniu Dairy Co. Ltd.	212,041	479,334
China Merchants Bank Co. Ltd. Class A	100,245	536,624

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class H	162,946	$839,068
China Merchants Port Holdings Co. Ltd.	192,831	343,563
China Merchants Securities Co. Ltd. Class A	29,266	76,379
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	32,000	44,634
China Minsheng Banking Corp. Ltd. Class H	320,220	141,808
China National Accord Medicines Corp. Ltd. Class B	66,910	123,433
China National Building Material Co. Ltd. Class H (c)	260,000	118,487
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	15,500	44,801
China Oilfield Services Ltd. Class H	82,557	74,820
China Overseas Land & Investment Ltd.	228,669	365,025
China Overseas Property Holdings Ltd.	127,361	83,946
China Pacific Insurance Group Co. Ltd. Class A	14,700	68,239
China Pacific Insurance Group Co. Ltd. Class H	181,397	588,470
China Petroleum & Chemical Corp. Class H	1,151,421	659,611
China Power International Development Ltd.	446,000	182,007
China Railway Group Ltd. Class H	394,000	200,856
China Rare Earth Resources & Technology Co. Ltd. Class A	15,000	57,311
China Resources Beer Holdings Co. Ltd.	115,590	375,729
China Resources Building Materials Technology Holdings Ltd.	34,000	6,959
China Resources Gas Group Ltd.	55,100	218,117
China Resources Land Ltd.	179,232	520,302
China Resources Medical Holdings Co. Ltd.	37,500	19,214
China Resources Power Holdings Co. Ltd.	145,695	354,112
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	11,830	71,449
China Shenhua Energy Co. Ltd. Class H	218,023	943,051
China South City Holdings Ltd. (b)	196,000	4,542
China Southern Airlines Co. Ltd. Class H (b) (c)	160,000	84,038
Security Description	Shares	Value
China State Construction Engineering Corp. Ltd. Class A	123,400	$100,851
China Taiping Insurance Holdings Co. Ltd.	77,541	115,993
China Testing & Certification International Group Co. Ltd. Class A	47,956	47,750
China Tourism Group Duty Free Corp. Ltd. Class A	8,600	78,497
China Tower Corp. Ltd. Class H (a)	2,948,000	425,049
China TransInfo Technology Co. Ltd. Class A	22,700	31,353
China Travel International Investment Hong Kong Ltd.	144,000	18,538
China Vanke Co. Ltd. Class A (b)	42,400	41,929
China Vanke Co. Ltd. Class H (b) (c)	88,000	59,928
China Yangtze Power Co. Ltd. Class A	118,100	475,360
China Yongda Automobiles Services Holdings Ltd.	55,500	18,505
China Zhenhua Group Science & Technology Co. Ltd. Class A	13,000	74,673
Chinasoft International Ltd.	122,000	81,512
Chlitina Holding Ltd.	19,573	64,180
Chongqing Brewery Co. Ltd. Class A	6,900	59,230
Chongqing Changan Automobile Co. Ltd. Class A	26,154	47,595
Chongqing Changan Automobile Co. Ltd. Class B	123,556	57,261
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	51,511	74,304
Chongqing Gas Group Corp. Ltd. Class A	139,000	115,115
Chongqing Rural Commercial Bank Co. Ltd. Class H	126,000	75,425
Chongqing Zhifei Biological Products Co. Ltd. Class A	11,600	41,556
Chongqing Zongshen Power Machinery Co. Ltd. Class A	43,500	147,538
Chow Tai Seng Jewellery Co. Ltd. Class A	20,832	41,230
CITIC Ltd.	372,000	441,058
CITIC Resources Holdings Ltd.	2,000	91
CITIC Securities Co. Ltd. Class A	33,975	134,993
CITIC Securities Co. Ltd. Class H (c)	158,350	435,221
CITIC Telecom International Holdings Ltd.	125,000	37,494
CMOC Group Ltd. Class H	264,000	178,425
CMST Development Co. Ltd. Class A	76,300	66,307

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	84,735	$48,938
Consun Pharmaceutical Group Ltd.	104,400	109,535
Contemporary Amperex Technology Co. Ltd. Class A	18,881	684,104
COSCO SHIPPING Development Co. Ltd. Class H	761,339	101,931
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	157,215	125,886
COSCO SHIPPING Holdings Co. Ltd. Class A	134,900	284,812
COSCO SHIPPING Holdings Co. Ltd. Class H	95,450	157,282
COSCO SHIPPING Ports Ltd.	38,830	22,994
Country Garden Services Holdings Co. Ltd.	51,865	36,856
CQ Pharmaceutical Holding Co. Ltd. Class A	56,100	41,111
CSC Financial Co. Ltd. Class A	12,300	43,142
CSG Holding Co. Ltd. Class B	127,050	37,291
CSPC Pharmaceutical Group Ltd.	522,320	321,409
CStone Pharmaceuticals (a) (b)	36,500	10,807
CTS International Logistics Corp. Ltd. Class A	48,180	42,198
Daan Gene Co. Ltd. Class A	43,160	33,392
Dada Nexus Ltd. ADR (b) (c)	712	862
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	367,200	249,085
Daqo New Energy Corp. ADR (b) (c)	2,789	54,218
Datang International Power Generation Co. Ltd. Class H	202,000	37,446
Dazhong Transportation Group Co. Ltd. Class B	70,850	16,083
Deppon Logistics Co. Ltd. Class A	22,100	43,137
DHC Software Co. Ltd. Class A	62,900	62,202
Digital China Group Co. Ltd. Class A	20,700	98,827
Digital China Information Service Group Co. Ltd. Class A	28,600	43,631
Do-Fluoride New Materials Co. Ltd. Class A	9,820	16,051
Dongfang Electric Corp. Ltd. Class H	6,600	8,242
Dongfeng Motor Group Co. Ltd. Class H (c)	280,468	134,314
Dongyue Group Ltd. (c)	77,000	80,490
Double Medical Technology, Inc. Class A	8,600	36,127
East Buy Holding Ltd. (a) (b) (c)	25,000	57,866
East Money Information Co. Ltd. Class A	12,100	42,556
Security Description	Shares	Value
Ecovacs Robotics Co. Ltd. Class A	8,700	$55,697
Eve Energy Co. Ltd. Class A	19,900	126,694
Everbright Securities Co. Ltd. Class A	22,400	55,256
Far East Horizon Ltd.	29,000	21,168
FAW Jiefang Group Co. Ltd. Class A	30,800	34,402
FIH Mobile Ltd. (b)	120,000	14,212
First Tractor Co. Ltd. Class H (c)	40,000	36,972
Flat Glass Group Co. Ltd. Class A	20,900	56,054
Flat Glass Group Co. Ltd. Class H (c)	19,000	26,710
Focus Media Information Technology Co. Ltd. Class A	71,200	68,179
Foran Energy Group Co. Ltd. Class A	38,328	65,990
Foshan Haitian Flavouring & Food Co. Ltd. Class A	21,201	132,551
Foxconn Industrial Internet Co. Ltd. Class A	86,100	252,149
Fufeng Group Ltd. (c)	69,000	48,677
Fujian Star-net Communication Co. Ltd. Class A	48,600	125,712
Fujian Sunner Development Co. Ltd. Class A	11,500	22,682
Full Truck Alliance Co. Ltd. ADR	25,165	272,285
Fuyao Glass Industry Group Co. Ltd. Class A	21,000	178,492
Ganfeng Lithium Group Co. Ltd. Class A	11,580	55,222
Ganfeng Lithium Group Co. Ltd. Class H (a) (c)	15,400	39,848
Gaotu Techedu, Inc. ADR (b) (c)	6,084	13,324
GCL System Integration Technology Co. Ltd. Class A (b)	59,800	21,748
GCL Technology Holdings Ltd. (b) (c)	199,000	27,668
GDS Holdings Ltd. Class A (b)	31,420	92,222
Geely Automobile Holdings Ltd.	330,709	630,940
Genimous Technology Co. Ltd. Class A (b)	34,300	39,526
Genscript Biotech Corp. (b) (c)	52,000	65,871
Getein Biotech, Inc. Class A	26,728	30,036
GF Securities Co. Ltd. Class H	66,400	90,095
Giant Network Group Co. Ltd. Class A	18,500	31,978
GigaDevice Semiconductor, Inc. Class A (b)	4,028	58,597
Ginlong Technologies Co. Ltd. Class A	3,400	28,283
GoerTek, Inc. Class A	22,100	77,695
Goke Microelectronics Co. Ltd. Class A	7,200	65,463

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	52,000	$15,062
Goldenmax International Group Ltd. Class A	136,700	144,120
Goldwind Science & Technology Co. Ltd. Class A	28,600	40,242
Goldwind Science & Technology Co. Ltd. Class H	16,659	14,026
GoodWe Technologies Co. Ltd. Class A	3,556	19,811
Gotion High-tech Co. Ltd. Class A	37,900	109,547
Grandblue Environment Co. Ltd. Class A	53,328	171,574
Great Wall Motor Co. Ltd. Class H (c)	218,992	385,099
Gree Real Estate Co. Ltd. Class A (b)	53,900	52,788
Greentown China Holdings Ltd. (c)	66,500	79,273
Grinm Advanced Materials Co. Ltd. Class A	24,200	51,653
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	99,600	88,319
Guangdong Haid Group Co. Ltd. Class A	8,300	55,454
Guangdong Hongda Holdings Group Co. Ltd. Class A	16,200	58,432
Guangdong Investment Ltd.	208,000	179,672
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	4,336
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	28,100	57,413
Guangshen Railway Co. Ltd. Class H	36,500	10,149
Guangzhou Automobile Group Co. Ltd. Class H (c)	218,844	96,069
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	46,000	107,776
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,800	22,208
Guangzhou Haige Communications Group, Inc. Co. Class A	123,500	184,707
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,592	28,469
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	132,976	23,281
Guangzhou Restaurant Group Co. Ltd. Class A	13,200	29,901
Guangzhou Tinci Materials Technology Co. Ltd. Class A	10,320	27,721
Security Description	Shares	Value
Guizhou Panjiang Refined Coal Co. Ltd. Class A	78,484	$54,414
Guocheng Mining Co. Ltd. Class A	32,400	52,474
Guolian Securities Co. Ltd. Class A	1,500	2,762
Guosen Securities Co. Ltd. Class A	29,400	44,852
Guosheng Financial Holding, Inc. Class A (b)	1,900	3,388
Guotai Junan Securities Co. Ltd. Class A	25,000	63,509
H World Group Ltd.	104,020	348,164
Haidilao International Holding Ltd. (a)	41,000	83,922
Haier Smart Home Co. Ltd. Class A	23,400	90,744
Haier Smart Home Co. Ltd. Class H	126,898	449,243
Hainan Strait Shipping Co. Ltd. Class A	185,475	165,479
Haisco Pharmaceutical Group Co. Ltd. Class A	14,600	66,124
Haitian International Holdings Ltd.	41,000	111,368
Haitong Securities Co. Ltd. Class A	20,700	31,354
Haitong Securities Co. Ltd. Class H	188,000	165,784
Hangcha Group Co. Ltd. Class A	41,104	100,164
Hangjin Technology Co. Ltd. Class A	4,200	10,927
Hangzhou Chang Chuan Technology Co. Ltd. Class A	8,800	52,897
Hangzhou GreatStar Industrial Co. Ltd.	33,200	146,294
Hangzhou Oxygen Plant Group Co. Ltd. Class A	17,500	51,965
Hangzhou Robam Appliances Co. Ltd. Class A	11,300	32,985
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	14,400	51,037
Hangzhou Tigermed Consulting Co. Ltd. Class A	8,800	65,471
Han's Laser Technology Industry Group Co. Ltd. Class A	8,500	28,945
Hansoh Pharmaceutical Group Co. Ltd. (a)	40,000	88,981
Harbin Boshi Automation Co. Ltd. Class A	27,089	62,727
Health & Happiness H&H International Holdings Ltd.	13,000	14,811
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,300	9,435
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,950	24,123
Hello Group, Inc. ADR	9,596	73,985

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Henan Lingrui Pharmaceutical Co. Class A	29,300	$88,441
Henan Shuanghui Investment & Development Co. Ltd. Class A	58,800	207,920
Henan Yicheng New Energy Co. Ltd. Class A (b)	164,000	97,620
Henan Yuguang Gold & Lead Co. Ltd. Class A	28,800	25,185
Hengan International Group Co. Ltd.	67,000	193,635
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	33,300	58,785
Hengli Petrochemical Co. Ltd. Class A	22,700	47,462
Hexing Electrical Co. Ltd. Class A	15,800	79,608
Hiconics Eco-energy Technology Co. Ltd. Class A (b)	585,700	402,088
Hisense Home Appliances Group Co. Ltd. Class A	30,500	120,064
Horizon Construction Development Ltd. (c)	33	6
Hoyuan Green Energy Co. Ltd. Class A	17,935	39,698
Hua Hong Semiconductor Ltd. (a) (c)	25,000	69,677
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	4,027
Huadian Power International Corp. Ltd. Class H	128,000	65,912
Huadong Medicine Co. Ltd. Class A	13,100	61,739
Huafon Chemical Co. Ltd. Class A	52,800	58,830
Hualan Biological Engineering, Inc. Class A	16,744	38,430
Huaneng Power International, Inc. Class H	220,472	121,476
Huangshan Tourism Development Co. Ltd. Class B	47,800	36,424
Huatai Securities Co. Ltd. Class A	42,200	101,110
Huatai Securities Co. Ltd. Class H (a)	44,600	75,329
Huayu Automotive Systems Co. Ltd. Class A	15,500	37,180
Hubei Biocause Pharmaceutical Co. Ltd. Class A (b)	47,800	30,406
Hubei Dinglong Co. Ltd. Class A (b)	5,100	18,076
Huizhou Desay Sv Automotive Co. Ltd. Class A	8,600	128,985
Hunan Aihua Group Co. Ltd. Class A	12,600	25,881
Hundsun Technologies, Inc. Class A	14,918	56,876
HUYA, Inc. ADR	3,510	10,776
Security Description	Shares	Value
Hytera Communications Corp. Ltd. Class A (b)	75,100	$145,361
HyUnion Holding Co. Ltd. Class A (b)	178,400	139,726
Iflytek Co. Ltd. Class A	10,000	65,818
IKD Co. Ltd. Class A	22,400	49,734
Industrial & Commercial Bank of China Ltd. Class H	4,066,028	2,727,104
Industrial Bank Co. Ltd. Class A	85,400	222,879
INESA Intelligent Tech, Inc. Class B	337,900	225,717
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	39,500	105,348
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	119,300	85,475
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,000	73,996
Inner Mongolia Yitai Coal Co. Ltd. Class B	139,481	287,749
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	39,500	30,076
InnoCare Pharma Ltd. (a) (b)	25,000	19,696
Innovent Biologics, Inc. (a) (b)	51,500	242,651
Intco Medical Technology Co. Ltd. Class A	5,080	17,493
iQIYI, Inc. ADR (b) (c)	15,044	30,238
JA Solar Technology Co. Ltd. Class A	19,684	36,866
Jason Furniture Hangzhou Co. Ltd. Class A	8,510	31,970
JD Health International, Inc. (a) (b)	47,000	170,019
JD.com, Inc. Class A	124,047	2,171,795
Jiajiayue Group Co. Ltd. Class A	16,500	25,599
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,200	18,116
Jiangsu Expressway Co. Ltd. Class H	224,299	247,747
Jiangsu Guotai International Group Co. Ltd. Class A	88,700	88,440
Jiangsu Hengli Hydraulic Co. Ltd. Class A	8,582	61,687
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	30,956	193,541
Jiangsu Hoperun Software Co. Ltd. Class A (b)	14,400	98,131
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,700	53,600
Jiangsu Shagang Co. Ltd. Class A	78,200	66,680
Jiangsu Yanghe Distillery Co. Ltd. Class A	6,300	71,680
Jiangsu Yangnong Chemical Co. Ltd. Class A	8,580	67,633
Jiangsu Yoke Technology Co. Ltd. Class A	21,900	172,867

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	14,697	$73,050
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	42,100	1,606
Jiangxi Copper Co. Ltd. Class H	166,578	267,196
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	18,200	118,697
JinkoSolar Holding Co. Ltd. ADR (c)	1,307	32,544
Jinneng Science&Technology Co. Ltd. Class A	129,400	99,233
JiuGui Liquor Co. Ltd. Class A	400	3,030
Jizhong Energy Resources Co. Ltd. Class A	113,200	97,449
JL Mag Rare-Earth Co. Ltd. Class A	5,220	12,713
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	28,100	43,137
Joinn Laboratories China Co. Ltd. Class A	24,032	54,437
Jointown Pharmaceutical Group Co. Ltd. Class A	55,931	39,007
Joy City Property Ltd.	66,000	1,759
Joyoung Co. Ltd. Class A	20,900	29,493
JOYY, Inc. ADR (b)	2,544	106,466
Juewei Food Co. Ltd. Class A	8,100	18,139
Kama Co. Ltd. Class B (b)	171,649	5,149
Kandi Technologies Group, Inc. (b)	3,574	4,289
Kanzhun Ltd. ADR (b)	11,696	161,405
KE Holdings, Inc. ADR	29,008	534,327
Keshun Waterproof Technologies Co. Ltd. Class A	6,320	4,365
Kingboard Holdings Ltd.	66,200	159,195
KingClean Electric Co. Ltd. Class A	16,140	49,795
Kingdee International Software Group Co. Ltd. (b)	148,000	162,519
Kingsoft Cloud Holdings Ltd. (b) (c)	6,390	4,903
Kingsoft Corp. Ltd.	64,200	278,108
Kuaishou Technology (a) (b)	88,094	468,938
Kuang-Chi Technologies Co. Ltd. Class A	26,600	173,191
Kunlun Energy Co. Ltd.	272,000	294,132
Kweichow Moutai Co. Ltd. Class A	5,471	1,135,709
LB Group Co. Ltd. Class A	4,100	9,868
Lee & Man Paper Manufacturing Ltd.	137,000	42,504
Lenovo Group Ltd.	453,703	588,743
Lens Technology Co. Ltd. Class A	8,000	23,864
LexinFintech Holdings Ltd. ADR	4,694	27,225
Li Auto, Inc. Class A (b)	57,428	694,567
Li Ning Co. Ltd.	142,257	301,437
Security Description	Shares	Value
Lier Chemical Co. Ltd. Class A (b)	72,160	$81,286
Lifetech Scientific Corp. (b) (c)	148,000	26,483
Lingyi iTech Guangdong Co. Class A	36,400	39,665
Livzon Pharmaceutical Group, Inc. Class H	25,797	91,492
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	5,100	11,323
Longfor Group Holdings Ltd. (a) (c)	86,476	111,324
LONGi Green Energy Technology Co. Ltd. Class A	45,612	97,605
Luenmei Quantum Co. Ltd. Class A	183,800	143,455
Lufax Holding Ltd. ADR	2,119	5,064
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	309
Luxshare Precision Industry Co. Ltd. Class A	39,508	219,348
Luye Pharma Group Ltd. (a) (b) (c)	127,000	35,478
Luzhou Laojiao Co. Ltd. Class A	7,600	129,608
Maanshan Iron & Steel Co. Ltd. Class A (b)	167,200	70,374
Mango Excellent Media Co. Ltd. Class A	1,400	5,128
Maxscend Microelectronics Co. Ltd. Class A	2,592	31,670
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,000	56,904
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	39,100	24,446
Meituan Class B (a) (b)	238,117	4,650,178
Metallurgical Corp. of China Ltd. Class H (c)	272,000	57,426
Microport Scientific Corp. (b) (c)	45,563	37,481
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	7,400	51,608
Ming Yuan Cloud Group Holdings Ltd.	25,000	8,496
MINISO Group Holding Ltd. ADR (c)	4,595	109,775
Minth Group Ltd. (b)	70,000	136,252
MLS Co. Ltd. Class A	26,000	30,882
Montnets Cloud Technology Group Co. Ltd. Class A	16,200	23,854
Muyuan Foods Co. Ltd. Class A	25,714	134,638
NanJi E-Commerce Co. Ltd. Class A	32,900	19,718
Nanjing Hanrui Cobalt Co. Ltd. Class A	41,900	192,735
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	17,547	31,717
NARI Technology Co. Ltd. Class A	39,236	134,786

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
NAURA Technology Group Co. Ltd. Class A	700	$37,281
NavInfo Co. Ltd. Class A (b)	23,300	30,595
NetDragon Websoft Holdings Ltd.	39,000	51,311
NetEase, Inc.	94,370	1,681,371
New China Life Insurance Co. Ltd. Class A	8,600	58,220
New China Life Insurance Co. Ltd. Class H	50,200	152,514
New Hope Liuhe Co. Ltd. Class A (b)	25,500	31,191
New Oriental Education & Technology Group, Inc.	86,910	547,666
Newborn Town, Inc. (b)	86,000	41,185
Newland Digital Technology Co. Ltd. Class A	16,499	44,835
Ningbo Huaxiang Electronic Co. Ltd. Class A	18,600	31,973
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	17,179
Ningbo Sanxing Medical Electric Co. Ltd. Class A	31,100	130,305
Ningbo Tuopu Group Co. Ltd. Class A	28,855	192,589
Ningbo Xusheng Group Co. Ltd. Class A	17,708	31,718
NIO, Inc. ADR (b)	69,246	301,913
Niu Technologies ADR (b) (c)	2,423	4,337
Noah Holdings Ltd. ADR	1,799	21,066
Nongfu Spring Co. Ltd. Class H (a) (c)	40,000	174,821
Offcn Education Technology Co. Ltd. Class A (b)	23,700	10,976
Offshore Oil Engineering Co. Ltd. Class A	24,700	18,403
Oppein Home Group, Inc. Class A	8,580	80,570
Orient Securities Co. Ltd. Class A	35,256	50,712
PCI Technology Group Co. Ltd. Class A	44,490	28,361
PDD Holdings, Inc. ADR (b)	33,909	3,288,834
People's Insurance Co. Group of China Ltd. Class A	22,400	23,250
People's Insurance Co. Group of China Ltd. Class H	349,000	173,872
Perfect World Co. Ltd. Class A	15,900	22,372
PetroChina Co. Ltd. Class A	265,500	323,309
PetroChina Co. Ltd. Class H	667,208	524,803
Pharmaron Beijing Co. Ltd. Class A	12,100	42,358
PhiChem Corp. Class A	9,500	20,394
PICC Property & Casualty Co. Ltd. Class H	360,433	568,864
Ping An Bank Co. Ltd. Class A	97,000	154,587
Ping An Healthcare & Technology Co. Ltd. (a) (c)	22,600	18,038
Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class A	29,800	$213,712
Ping An Insurance Group Co. of China Ltd. Class H	317,182	1,880,320
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	81,300	110,962
Poly Developments & Holdings Group Co. Ltd. Class A	42,400	51,170
Poly Property Group Co. Ltd. (c)	186,155	36,905
Pop Mart International Group Ltd. (a)	16,400	189,273
Postal Savings Bank of China Co. Ltd. Class H (a)	269,000	158,603
Pylon Technologies Co. Ltd. Class A	2,405	13,120
Qianhe Condiment & Food Co. Ltd. Class A	24,648	40,658
Qifu Technology, Inc. ADR	2,916	111,916
Qingdao East Steel Tower Stock Co. Ltd. Class A	131,300	125,729
Qudian, Inc. ADR (b)	8,662	24,427
Rainbow Digital Commercial Co. Ltd. Class A	26,600	21,232
Red Avenue New Materials Group Co. Ltd. Class A	2,100	10,003
RLX Technology, Inc. ADR	40,221	86,877
Roshow Technology Co. Ltd. Class A (b)	148,800	155,053
SAIC Motor Corp. Ltd. Class A	26,900	76,067
Sailun Group Co. Ltd. Class A	56,100	109,503
Sany Heavy Industry Co. Ltd. Class A	33,100	74,302
Satellite Chemical Co. Ltd. Class A	45,291	115,919
Seazen Group Ltd. (b) (c)	46,952	11,001
Seazen Holdings Co. Ltd. Class A (b)	12,600	20,527
SF Holding Co. Ltd. Class A	11,100	60,932
Shaanxi Coal Industry Co. Ltd. Class A	48,700	154,296
Shandong Chenming Paper Holdings Ltd. Class H (b)	36,350	5,849
Shandong Dawn Polymer Co. Ltd. Class A	141,900	228,269
Shandong Denghai Seeds Co. Ltd. Class A	34,300	50,879
Shandong Gold Mining Co. Ltd. Class A	26,860	82,795
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	14,100	96,394
Shandong Linglong Tyre Co. Ltd. Class A	13,800	33,910
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	140,800	83,378

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	24,700	$52,855
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	22,660	29,662
Shanghai AtHub Co. Ltd. Class A	33,354	102,904
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (b)	23,936	91,323
Shanghai Baosight Software Co. Ltd. Class A	15,757	62,800
Shanghai Baosight Software Co. Ltd. Class B	77,314	124,089
Shanghai Belling Co. Ltd. Class A	46,200	249,706
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	98,400	59,630
Shanghai Daimay Automotive Interior Co. Ltd. Class A	43,520	53,292
Shanghai Electric Group Co. Ltd. Class H (b) (c)	282,418	102,890
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	35,151	44,624
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,600	29,110
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	20,500	37,263
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	36,000	70,073
Shanghai Haixin Group Co. Class B	164,213	46,636
Shanghai Haohai Biological Technology Co. Ltd. Class H (a) (c)	10,500	36,023
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	4,271
Shanghai Industrial Holdings Ltd.	25,000	38,105
Shanghai International Airport Co. Ltd. Class A	11,000	51,168
Shanghai International Port Group Co. Ltd. Class A	86,000	71,691
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	22,300	33,717
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	7,534	28,047
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	135,264	67,632
Shanghai M&G Stationery, Inc. Class A	8,096	33,359
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	42,884	48,159
Security Description	Shares	Value
Shanghai Medicilon, Inc. Class A (b)	3,525	$14,486
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	53,900	154,178
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	43,900	71,321
Shanghai Pudong Development Bank Co. Ltd. Class A	63,600	89,143
Shanghai Putailai New Energy Technology Co. Ltd. Class A	25,261	54,744
Shanghai RAAS Blood Products Co. Ltd. Class A	104,400	102,672
Shanghai Runda Medical Technology Co. Ltd. Class A	26,100	56,633
Shanghai Wanye Enterprises Co. Ltd. Class A	24,800	49,387
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	16,600	60,598
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	132,900	31,231
Shanxi Blue Flame Holding Co. Ltd. Class A	180,900	163,861
Shanxi Coking Coal Energy Group Co. Ltd. Class A	55,770	62,595
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	31,000	60,636
Shanxi Meijin Energy Co. Ltd. Class A (b)	34,500	21,194
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	9,600	240,879
Shengda Resources Co. Ltd. Class A	19,300	31,520
Shengyi Technology Co. Ltd. Class A	17,800	58,311
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	2,508	23,838
Shenzhen Agricultural Power Group Co. Ltd. Class A	63,000	60,155
Shenzhen Aisidi Co. Ltd. Class A	45,200	100,171
Shenzhen Capchem Technology Co. Ltd. Class A	3,580	18,257
Shenzhen Das Intellitech Co. Ltd. Class A	103,183	48,208
Shenzhen Expressway Corp. Ltd. Class H	29,000	27,328
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	33,900	51,301
Shenzhen Gas Corp. Ltd. Class A	40,900	39,332
Shenzhen Gongjin Electronics Co. Ltd. Class A	88,200	106,924
Shenzhen H&T Intelligent Control Co. Ltd. Class A	69,600	171,689
Shenzhen Huaqiang Industry Co. Ltd. Class A	20,400	62,243

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Investment Ltd.	200,197	$22,422
Shenzhen Kangtai Biological Products Co. Ltd. Class A	5,220	12,194
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	12,900	30,293
Shenzhen Kinwong Electronic Co. Ltd. Class A	10,820	41,031
Shenzhen Megmeet Electrical Co. Ltd. Class A	35,800	299,703
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	90,309
Shenzhen MTC Co. Ltd. Class A	105,800	83,297
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	86,693	30,112
Shenzhen SC New Energy Technology Corp. Class A	600	5,166
Shenzhen Senior Technology Material Co. Ltd. Class A	11,340	15,014
Shenzhen Sunlord Electronics Co. Ltd. Class A	11,800	50,598
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	76,600	106,425
Shenzhen Ysstech Info-tech Co. Ltd. Class A	49,600	186,198
Shenzhou International Group Holdings Ltd.	33,187	264,882
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	45,200	123,998
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	11,000	44,845
Sichuan New Energy Power Co. Ltd. Class A	13,300	19,348
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,700	5,897
Sinofibers Technology Co. Ltd. Class A	19,600	75,527
Sinoma Science & Technology Co. Ltd. Class A	22,000	39,196
Sino-Ocean Group Holding Ltd. (b)	533,711	16,971
Sinopec Oilfield Service Corp. Class A (b)	129,700	36,040
Sinopec Oilfield Service Corp. Class H (b)	6,000	502
Sinopec Shanghai Petrochemical Co. Ltd. Class H (b)	396,878	61,310
Sinopharm Group Co. Ltd. Class H	99,200	272,010
Sinotrans Ltd. Class H	147,000	69,451
Sinotruk Hong Kong Ltd.	20,000	58,703
SITC International Holdings Co. Ltd.	105,000	279,804
Skshu Paint Co. Ltd. Class A	17,046	98,912
Skyworth Digital Co. Ltd. Class A	28,500	61,802
Security Description	Shares	Value
Smoore International Holdings Ltd. (a) (c)	86,000	$147,246
Sohu.com Ltd. ADR (b)	2,890	38,090
SooChow Securities Co. Ltd. Class A	41,490	44,082
State Grid Information & Communication Co. Ltd. Class A	6,400	16,485
STO Express Co. Ltd. Class A	18,394	25,381
Sun Art Retail Group Ltd.	139,500	44,537
Sunac Services Holdings Ltd. (a)	8,751	1,870
Sungrow Power Supply Co. Ltd. Class A	14,280	143,607
Suning Universal Co. Ltd. Class A	78,800	25,331
Sunny Optical Technology Group Co. Ltd.	45,229	400,880
Sunresin New Materials Co. Ltd. Class A	3,575	23,311
Sunward Intelligent Equipment Co. Ltd. Class A	62,400	63,747
Sunwoda Electronic Co. Ltd. Class A	16,400	49,838
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	13,600	54,092
Suzhou Maxwell Technologies Co. Ltd. Class A	6,282	89,975
Taiji Computer Corp. Ltd. Class A	14,279	46,057
TAL Education Group ADR (b)	26,980	270,340
TCL Electronics Holdings Ltd.	86,000	70,302
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	27,025	32,652
Tencent Holdings Ltd.	305,696	16,410,408
Tencent Music Entertainment Group ADR	12,184	138,288
Tianma Microelectronics Co. Ltd. Class A (b)	20,100	24,723
Tianneng Power International Ltd. (c)	52,000	55,160
Tianshui Huatian Technology Co. Ltd. Class A	43,100	68,159
Tingyi Cayman Islands Holding Corp.	186,383	242,818
Tong Ren Tang Technologies Co. Ltd. Class H (c)	96,000	64,140
Tongcheng Travel Holdings Ltd.	34,400	80,598
TongFu Microelectronics Co. Ltd. Class A	22,000	88,551
Tongwei Co. Ltd. Class A	22,600	68,063
Topchoice Medical Corp. Class A	8,643	52,271
TravelSky Technology Ltd. Class H	65,000	87,024
Trip.com Group Ltd. (b)	25,629	1,781,636

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Triumph New Energy Co. Ltd. Class H (b) (c)	42,000	$20,708
Tsingtao Brewery Co. Ltd. Class H	48,000	350,981
Tuya, Inc. ADR	6,214	11,123
Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,699	76,273
Uni-President China Holdings Ltd.	176,000	176,953
Unisplendour Corp. Ltd. Class A	15,720	59,591
Universal Scientific Industrial Shanghai Co. Ltd. Class A	17,800	40,005
Up Fintech Holding Ltd. ADR (b)	10,977	70,911
Valiant Co. Ltd. Class A	21,600	35,306
Venus MedTech Hangzhou, Inc. Class H (a) (b) (d)	4,500	2,442
Vipshop Holdings Ltd. ADR	20,650	278,155
Visionox Technology, Inc. Class A (b)	141,900	198,697
Visual China Group Co. Ltd. Class A	19,800	56,151
Vnet Group, Inc. ADR (b) (c)	6,597	31,270
Walvax Biotechnology Co. Ltd. Class A	6,300	10,366
Wangneng Environment Co. Ltd. Class A	69,900	147,579
Wanhua Chemical Group Co. Ltd. Class A	11,900	115,653
Want Want China Holdings Ltd.	367,287	215,608
Wasu Media Holding Co. Ltd. Class A	32,500	31,874
Weibo Corp. ADR	2,767	26,425
Weichai Power Co. Ltd. Class A	84,700	158,059
Weichai Power Co. Ltd. Class H	35,000	53,528
Weimob, Inc. (a) (b) (c)	139,000	58,514
West China Cement Ltd.	254,000	51,664
Will Semiconductor Co. Ltd. Shanghai Class A	5,355	76,158
Wingtech Technology Co. Ltd. Class A	15,800	83,460
Winning Health Technology Group Co. Ltd. Class A	70,400	68,660
World Union Group, Inc. Class A (b)	15,300	5,398
Wuhan Guide Infrared Co. Ltd. Class A	60,712	61,444
Wuliangye Yibin Co. Ltd. Class A	18,844	359,452
WUS Printed Circuit Kunshan Co. Ltd. Class A	19,350	104,506
Wushang Group Co. Ltd. Class A	1,000	1,425
WuXi AppTec Co. Ltd. Class A	20,640	154,740
Wuxi Biologics Cayman, Inc. (a) (b)	185,280	418,839
Wuxi Taiji Industry Ltd. Co. Class A	129,300	121,876
Security Description	Shares	Value
XD, Inc. (b) (c)	25,600	$82,884
Xiamen Faratronic Co. Ltd. Class A	6,500	105,289
Xiamen Intretech, Inc. Class A	13,560	28,925
Xiamen ITG Group Corp. Ltd. Class A	37,300	33,736
Xiamen Kingdomway Group Co. Class A	17,700	36,405
Xianhe Co. Ltd. Class A	54,000	151,743
Xiaomi Corp. Class B (a) (b)	682,243	3,030,064
Xilinmen Furniture Co. Ltd. Class A	22,000	50,224
Xinhuanet Co. Ltd. Class A	13,300	40,472
Xinjiang Xintai Natural Gas Co. Ltd. Class A	16,392	67,586
Xinte Energy Co. Ltd. Class H (b) (c)	17,200	16,585
Xinyi Glass Holdings Ltd.	231,214	234,847
Xinyi Solar Holdings Ltd. (c)	222,228	89,830
Xizang Zhufeng Resources Co. Ltd. Class A (b)	8,600	12,499
XPeng, Inc. Class A (b)	56,120	337,026
Xtep International Holdings Ltd.	86,071	62,493
Yadea Group Holdings Ltd. (a) (c)	52,920	88,155
Yangzijiang Shipbuilding Holdings Ltd.	208,900	457,859
Yankuang Energy Group Co. Ltd. Class H (c)	252,619	291,060
Yantai Changyu Pioneer Wine Co. Ltd. Class B	73,653	78,034
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	32,400	53,930
Yantai Eddie Precision Machinery Co. Ltd. Class A	19,881	45,739
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	9,600	48,369
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	136,900	229,550
Yeahka Ltd. (b) (c)	8,000	12,667
YGSOFT, Inc. Class A	65,061	51,046
Yidu Tech, Inc. (a) (b) (c)	24,400	15,046
Yifan Pharmaceutical Co. Ltd. Class A	22,100	32,270
Yifeng Pharmacy Chain Co. Ltd. Class A	18,824	61,871
Yihai International Holding Ltd.	20,000	38,826
Yixintang Pharmaceutical Group Co. Ltd. Class A	11,000	19,508
Yonyou Network Technology Co. Ltd. Class A (b)	21,620	31,599
YTO Express Group Co. Ltd. Class A	25,300	48,901
Yum China Holdings, Inc.	23,750	1,144,037
YUNDA Holding Group Co. Ltd.	22,430	22,975
Yunnan Energy New Material Co. Ltd. Class A	8,500	37,038

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	80,000	$205,952
Zai Lab Ltd. (b)	41,120	110,635
ZBOM Home Collection Co. Ltd. Class A	28,180	49,171
Zhaojin Mining Industry Co. Ltd. Class H (c)	49,500	69,841
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	232,300	11,708
Zhejiang Crystal-Optech Co. Ltd. Class A	86,600	262,106
Zhejiang Dahua Technology Co. Ltd. Class A	47,300	103,085
Zhejiang Dingli Machinery Co. Ltd. Class A	9,720	85,423
Zhejiang Expressway Co. Ltd. Class H	215,840	155,324
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	39,700	27,903
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,670	14,627
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	16,236	54,647
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	12,480	35,273
Zhejiang Jingu Co. Ltd. Class A	103,100	146,614
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	27,160	47,354
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	76,600	59,890
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	30,600	97,575
Zhejiang Medicine Co. Ltd. Class A	21,200	45,799
Zhejiang Meida Industrial Co. Ltd. Class A	32,400	32,393
Zhejiang Narada Power Source Co. Ltd. Class A	23,700	52,104
Zhejiang NHU Co. Ltd. Class A	16,924	50,646
Zhejiang Semir Garment Co. Ltd. Class A	25,500	24,383
Zhejiang Shibao Co. Ltd. Class A	47,900	74,184
Zhejiang Supor Co. Ltd. Class A	7,590	55,011
Zhejiang Wansheng Co. Ltd. Class A	225,700	315,731
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	34,500	46,711
Zhejiang Yasha Decoration Co. Ltd. Class A	66,500	34,964
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	28,507	34,714
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	29,600	39,401
Zhihu, Inc. ADR (b) (c)	1,131	4,004
Security Description	Shares	Value
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b)	15,800	$23,960
Zhongsheng Group Holdings Ltd.	38,000	68,291
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	92,600	2,523
Zhuzhou CRRC Times Electric Co. Ltd. Class H	51,400	217,035
Zijin Mining Group Co. Ltd. Class H	518,506	943,837
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	74,000	72,876
ZTE Corp. Class A	8,500	46,775
ZTE Corp. Class H	65,440	205,133
ZTO Express Cayman, Inc. ADR	29,135	569,589
		131,993,086
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (b)	790,107	48,314
C Fiber Optic (b) (d)	686,800	—
China Animal Healthcare Ltd. (b) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	5,962,000	—
China First Capital Group Ltd. (b)	66,800	490
China Huishan Dairy Holdings Co. Ltd. (b) (d)	549,000	—
China Huiyuan Juice Group Ltd. (b) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	284,000	30,345
Comba Telecom Systems Holdings Ltd. (b)	171,847	25,884
CTEG (b) (c) (d)	438,000	—
Digital China Holdings Ltd.	84,000	35,685
Guotai Junan International Holdings Ltd.	18,000	2,595
Huabao International Holdings Ltd. (c)	33,000	8,964
National Agricultural Holdings Ltd. (b) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (b) (c)	110,000	44,606
Sino Biopharmaceutical Ltd.	697,000	287,129
Skyworth Group Ltd.	49,600	20,241
SSY Group Ltd.	208,691	95,910
Tech-Pro, Inc. (b) (c) (d)	1,684,800	—
United Energy Group Ltd. (c)	172,000	7,861
United Laboratories International Holdings Ltd.	70,000	111,381
Wasion Holdings Ltd.	8,000	7,343
WH Group Ltd. (a)	448,259	346,814
		1,073,562

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
INDIA — 28.6%
Aarti Drugs Ltd.	2,558	$13,756
Aavas Financiers Ltd. (b)	5,497	107,839
ABB India Ltd.	5,812	469,247
Adani Energy Solutions Ltd. (b)	14,102	132,794
Adani Enterprises Ltd.	18,827	556,066
Adani Green Energy Ltd. (b)	22,220	270,101
Adani Ports & Special Economic Zone Ltd.	60,500	869,972
Adani Power Ltd. (b)	56,434	348,997
Adani Total Gas Ltd.	14,967	133,047
Affle India Ltd. (b)	7,975	166,111
AIA Engineering Ltd.	6,336	251,819
Ajanta Pharma Ltd.	3,741	128,126
Alembic Pharmaceuticals Ltd.	8,365	104,179
Alok Industries Ltd. (b)	266,615	65,460
Amber Enterprises India Ltd. (b)	3,307	285,359
APL Apollo Tubes Ltd.	12,506	229,082
Apollo Hospitals Enterprise Ltd.	5,613	478,363
Apollo Tyres Ltd.	37,890	234,296
Ashok Leyland Ltd.	37,809	97,378
Asian Paints Ltd.	19,342	515,406
Astral Ltd.	8,326	160,683
AstraZeneca Pharma India Ltd.	6,033	514,777
AU Small Finance Bank Ltd. (a)	11,603	75,773
Aurobindo Pharma Ltd.	25,975	404,884
Avenue Supermarts Ltd. (a) (b)	3,991	166,040
Axis Bank Ltd.	121,701	1,513,484
Bajaj Auto Ltd.	4,484	460,825
Bajaj Electricals Ltd.	17,062	152,965
Bajaj Finance Ltd.	13,025	1,038,029
Bajaj Finserv Ltd.	21,991	402,787
Bajaj Hindusthan Sugar Ltd. (b)	324,919	115,221
Balkrishna Industries Ltd.	6,368	216,455
Bandhan Bank Ltd. (a)	38,226	71,019
Bank of Baroda	36,926	103,751
BEML Ltd.	5,288	251,310
Bharat Bijlee Ltd.	10,565	462,971
Bharat Electronics Ltd.	233,569	799,764
Bharat Forge Ltd.	20,183	306,350
Bharat Heavy Electricals Ltd.	177,352	475,210
Bharat Petroleum Corp. Ltd.	95,974	327,840
Bharti Airtel Ltd.	153,643	2,849,387
Biocon Ltd.	97,414	415,707
Birlasoft Ltd.	39,243	256,849
Bosch Ltd.	567	225,838
Brightcom Group Ltd. (b)	233,586	27,966
Britannia Industries Ltd.	3,991	222,022
Can Fin Homes Ltd.	48,093	426,532
Carysil Ltd.	8,186	71,731
Cholamandalam Financial Holdings Ltd.	25,946	423,934
Cholamandalam Investment & Finance Co. Ltd.	46,351	642,069
Cipla Ltd.	64,235	1,147,191
City Union Bank Ltd.	253	509
Security Description	Shares	Value
Coal India Ltd.	100,638	$451,564
Crompton Greaves Consumer Electricals Ltd.	44,337	204,974
Dabur India Ltd.	25,219	149,346
DCB Bank Ltd.	54,403	76,908
Deepak Nitrite Ltd.	6,345	184,857
Delhivery Ltd. (b)	29,066	117,518
Dhani Services Ltd. (b)	21,970	24,096
Dish TV India Ltd. (b)	121,902	14,708
Dishman Carbogen Amcis Ltd. (b)	3,854	12,176
Divi's Laboratories Ltd.	6,653	473,935
Dixon Technologies India Ltd.	5,416	1,134,666
DLF Ltd.	48,608	468,345
Dr. Lal PathLabs Ltd. (a)	5,802	203,336
Dr. Reddy's Laboratories Ltd.	42,451	688,478
Edelweiss Financial Services Ltd.	33,854	48,950
Eicher Motors Ltd.	7,356	414,301
Elecon Engineering Co. Ltd.	34,947	258,999
Emami Ltd.	9,852	69,131
Epigral Ltd.	1,782	39,468
Equinox India Developments Ltd. (b)	28,529	38,611
Escorts Kubota Ltd.	4,540	176,721
Federal Bank Ltd.	119,533	279,266
Fine Organic Industries Ltd.	23	1,198
Finolex Cables Ltd.	18,854	260,302
Fortis Healthcare Ltd.	34,763	292,291
FSN E-Commerce Ventures Ltd. (b)	84,371	161,383
GAIL India Ltd.	183,573	409,499
Gillette India Ltd.	776	86,589
Glenmark Pharmaceuticals Ltd.	14,014	263,391
GMR Airports Ltd. (b)	460,812	422,846
Godrej Consumer Products Ltd.	35,451	448,056
Godrej Industries Ltd. (b)	13,607	185,350
Godrej Properties Ltd. (b)	8,228	267,800
Granules India Ltd.	44,477	307,704
Graphite India Ltd.	27,394	180,880
Grasim Industries Ltd.	10,681	304,746
Gujarat Pipavav Port Ltd.	36,386	77,469
Havells India Ltd.	25,366	496,306
HCL Technologies Ltd.	70,836	1,586,438
HDFC Bank Ltd.	283,817	5,877,151
HDFC Life Insurance Co. Ltd. (a)	41,403	298,407
HEG Ltd.	40,720	242,664
Hero MotoCorp Ltd.	8,923	433,634
HFCL Ltd.	77,740	102,272
Hikal Ltd.	8,452	38,551
Hindalco Industries Ltd.	82,400	579,835
Hindustan Construction Co. Ltd. (b)	513,740	227,005
Hindustan Copper Ltd.	19,967	57,827
Hindustan Petroleum Corp. Ltd.	96,856	462,424
Hindustan Unilever Ltd.	66,127	1,797,230

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hindustan Zinc Ltd.	97,621	$506,271
ICICI Bank Ltd.	618	9,252
ICICI Bank Ltd. ADR	148,739	4,441,347
ICICI Lombard General Insurance Co. Ltd. (a)	1,953	40,782
ICICI Prudential Life Insurance Co. Ltd. (a)	8,969	68,603
IDFC First Bank Ltd. (b)	410,272	302,575
IIFL Finance Ltd.	64,587	311,944
India Cements Ltd. (b)	27,148	119,340
IndiaMart InterMesh Ltd. (a)	713	18,728
Indian Hotels Co. Ltd.	44,735	458,539
Indian Oil Corp. Ltd.	241,055	384,077
Indus Towers Ltd. (b)	74,076	295,737
Infibeam Avenues Ltd.	675,864	205,411
Info Edge India Ltd.	4,604	466,631
Infosys Ltd. ADR (c)	181,313	3,974,381
InterGlobe Aviation Ltd. (a) (b)	5,456	290,234
IOL Chemicals & Pharmaceuticals Ltd.	1,936	9,216
Ipca Laboratories Ltd.	22,357	442,681
ITC Ltd. GDR	175,077	989,185
Jaiprakash Power Ventures Ltd. (b)	1,114,588	230,433
Jindal Stainless Ltd.	37,439	305,761
Jindal Steel & Power Ltd.	44,300	481,582
Jio Financial Services Ltd. (b)	163,166	569,274
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	7,646	158,933
JSW Energy Ltd.	42,380	318,121
JSW Steel Ltd.	47,891	504,285
Jubilant Foodworks Ltd.	35,309	296,160
Jubilant Ingrevia Ltd.	23,181	222,851
Jubilant Pharmova Ltd.	8,188	105,700
Just Dial Ltd. (b)	15,883	184,313
Karnataka Bank Ltd.	46,612	116,800
Kaveri Seed Co. Ltd.	9,064	92,468
Kotak Mahindra Bank Ltd.	62,034	1,294,136
KPIT Technologies Ltd.	14,486	247,830
Larsen & Toubro Ltd. GDR	36,584	1,536,528
Laurus Labs Ltd. (a)	68,921	485,187
Lemon Tree Hotels Ltd. (a) (b)	236,314	422,205
LIC Housing Finance Ltd.	29,386	205,274
LTIMindtree Ltd. (a)	6,561	428,075
Lupin Ltd.	18,658	513,383
Macrotech Developers Ltd. (a)	16,025	260,065
Mahindra & Mahindra Financial Services Ltd.	59,094	182,879
Mahindra & Mahindra Ltd.	48,637	1,708,328
MakeMyTrip Ltd. (b)	7,402	831,097
Manappuram Finance Ltd.	48,525	106,812
Marico Ltd.	39,587	295,699
Marksans Pharma Ltd.	138,100	478,514
Maruti Suzuki India Ltd.	6,178	783,556
Max Financial Services Ltd. (b)	11,485	149,429
Motherson Sumi Wiring India Ltd.	109,277	74,337
Security Description	Shares	Value
Muthoot Finance Ltd.	7,863	$196,190
Natco Pharma Ltd.	7,500	121,531
Navin Fluorine International Ltd.	4,351	164,956
NCC Ltd.	66,072	211,381
Nestle India Ltd.	20,567	521,311
NOCIL Ltd.	50,651	144,178
NTPC Ltd.	225,660	878,641
Nuvama Wealth Management Ltd.	346	27,984
Oberoi Realty Ltd.	7,304	197,202
Oil & Natural Gas Corp. Ltd.	257,743	720,270
Olectra Greentech Ltd.	11,826	199,815
One 97 Communications Ltd. (b)	9,462	112,492
Onesource Speciality Pharma Ltd. (b)	8,141	153,285
Page Industries Ltd.	579	321,337
Persistent Systems Ltd.	7,792	587,737
PI Industries Ltd.	6,713	288,993
Piramal Enterprises Ltd.	3,954	51,020
Piramal Pharma Ltd.	19,634	61,060
PNB Housing Finance Ltd. (a) (b)	38,966	399,474
Power Finance Corp. Ltd.	76,866	402,674
Power Grid Corp. of India Ltd.	173,684	626,257
Rajesh Exports Ltd. (b)	19,977	53,813
RattanIndia Enterprises Ltd. (b)	173,702	129,079
RattanIndia Power Ltd. (b)	1,185,882	189,212
Raymond Ltd.	6,897	135,058
RBL Bank Ltd. (a)	41,462	76,518
REC Ltd.	73,436	429,480
Reliance Industries Ltd. GDR (a)	84,689	4,810,335
Reliance Infrastructure Ltd. (b)	57,572	204,529
Reliance Power Ltd. (b)	408,911	203,467
Religare Enterprises Ltd. (b)	34,221	109,462
Sammaan Capital Ltd.	32,549	57,434
Samvardhana Motherson International Ltd.	106,794	194,743
SBI Life Insurance Co. Ltd. (a)	14,037	227,966
Sequent Scientific Ltd. (b)	81,136	166,662
Shilpa Medicare Ltd. (b)	10,332	98,416
Shree Renuka Sugars Ltd. (b)	181,002	83,446
Shriram Finance Ltd.	14,492	489,052
Siemens Ltd.	4,527	345,607
Solara Active Pharma Sciences Ltd. (b)	1,146	9,086
Sona Blw Precision Forgings Ltd. (a)	32,103	223,035
South Indian Bank Ltd.	486,883	142,288
SpiceJet Ltd. (b)	57,067	36,928
State Bank of India	124,141	1,152,687
Steel Authority of India Ltd.	159,701	211,029
Strides Pharma Science Ltd.	16,283	125,412
Subex Ltd. (b)	96,716	24,830
Sun Pharma Advanced Research Co. Ltd. (b)	20,898	48,954
Sun Pharmaceutical Industries Ltd.	88,361	1,946,881

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Suzlon Energy Ltd. (b)	764,754	$555,787
Tarsons Products Ltd.	26,991	127,257
Tata Communications Ltd.	6,224	123,835
Tata Consultancy Services Ltd.	63,267	3,025,983
Tata Consumer Products Ltd.	22,481	240,188
Tata Elxsi Ltd.	1,100	87,325
Tata Motors Ltd.	115,647	999,794
Tata Steel Ltd.	265,030	427,354
Tata Teleservices Maharashtra Ltd. (b)	150,241	132,475
TCI Express Ltd.	990	9,404
Tech Mahindra Ltd.	35,452	706,524
Thyrocare Technologies Ltd. (a)	27,410	291,921
Titan Co. Ltd.	12,412	471,631
Torrent Pharmaceuticals Ltd.	11,418	448,118
Trent Ltd.	11,003	915,486
TVS Motor Co. Ltd.	27,511	761,090
Ujjivan Small Finance Bank Ltd. (a)	164,996	65,159
UltraTech Cement Ltd.	4,759	635,155
United Breweries Ltd.	5,429	129,172
United Spirits Ltd.	36,964	701,793
UPL Ltd. (e)	30,935	181,027
UPL Ltd. (b) (e)	3,866	10,185
Vakrangee Ltd.	142,388	56,747
Vedanta Ltd.	73,100	379,487
VL E-Governance & IT Solutions Ltd. (b)	14,933	32,000
V-Mart Retail Ltd. (b)	2,503	115,083
Vodafone Idea Ltd. (b)	574,966	53,324
Wipro Ltd. ADR (c)	346,120	1,225,265
Wockhardt Ltd. (b)	20,986	347,304
Yes Bank Ltd. (b)	510,749	116,869
Zee Entertainment Enterprises Ltd.	56,150	79,548
Zomato Ltd. (b)	301,769	980,063
Zydus Lifesciences Ltd.	17,923	203,423
		101,460,795
INDONESIA — 2.2%
Adaro Minerals Indonesia Tbk. PT (b)	529,900	39,508
AKR Corporindo Tbk. PT	430,500	29,957
Alamtri Resources Indonesia Tbk. PT	1,334,400	201,466
Aspirasi Hidup Indonesia Tbk. PT	1,581,200	77,611
Astra International Tbk. PT	1,680,651	511,661
Bank Central Asia Tbk. PT	2,817,975	1,693,937
Bank Jago Tbk. PT (b)	106,200	16,034
Bank Mandiri Persero Tbk. PT	3,352,880	1,187,413
Bank Negara Indonesia Persero Tbk. PT	738,500	199,595
Bank Rakyat Indonesia Persero Tbk. PT	5,101,131	1,293,111
Barito Pacific Tbk. PT	1,318,891	75,389
Security Description	Shares	Value
Barito Renewables Energy Tbk. PT	584,000	$336,539
Chandra Asri Pacific Tbk. PT	601,812	280,434
Charoen Pokphand Indonesia Tbk. PT	384,100	113,595
Ciputra Development Tbk. PT	609,796	37,130
Elang Mahkota Teknologi Tbk. PT	684,800	20,933
GoTo Gojek Tokopedia Tbk. PT (b)	45,452,000	197,679
Gudang Garam Tbk. PT (b)	1,900	1,567
Indah Kiat Pulp & Paper Tbk. PT	145,700	61,557
Indocement Tunggal Prakarsa Tbk. PT	187,925	86,402
Kalbe Farma Tbk. PT	660,300	55,794
Lippo Karawaci Tbk. PT (b)	2,672,110	16,934
Matahari Department Store Tbk. PT	13,800	1,205
Media Nusantara Citra Tbk. PT (b)	276,600	4,743
Pabrik Kertas Tjiwi Kimia Tbk. PT	52,000	19,304
Pakuwon Jati Tbk. PT	1,514,200	37,443
Perusahaan Gas Negara Tbk. PT	1,058,240	104,542
Semen Indonesia Persero Tbk. PT	410,561	83,923
Summarecon Agung Tbk. PT	649,127	19,762
Telkom Indonesia Persero Tbk. PT	3,484,394	586,686
Tower Bersama Infrastructure Tbk. PT	242,500	31,640
Transcoal Pacific Tbk. PT	59,900	24,749
Unilever Indonesia Tbk. PT	221,100	25,895
United Tractors Tbk. PT	125,045	208,020
		7,682,158
MALAYSIA — 3.0%
AEON Credit Service M Bhd.	85,500	119,698
Alliance Bank Malaysia Bhd.	447,310	484,173
AMMB Holdings Bhd.	75,200	92,160
Astro Malaysia Holdings Bhd. (b)	160,100	8,056
Axiata Group Bhd.	313,683	174,677
Bermaz Auto Bhd.	173,480	62,075
British American Tobacco Malaysia Bhd.	4,400	7,341
Bursa Malaysia Bhd.	224,851	450,557
Cahya Mata Sarawak Bhd.	185,500	49,782
Carlsberg Brewery Malaysia Bhd. Class B	39,703	183,443
CelcomDigi Bhd.	134,000	108,483
CIMB Group Holdings Bhd.	364,164	667,817
Datasonic Group Bhd.	361,700	33,165
Dayang Enterprise Holdings Bhd.	116,950	54,663
Dialog Group Bhd.	391,800	162,100

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Eco World Development Group Bhd.	154,000	$71,980
Frontken Corp. Bhd.	122,400	122,085
Gamuda Bhd.	288,366	305,681
Genting Bhd.	306,900	264,930
Genting Malaysia Bhd.	339,400	171,541
Globetronics Technology Bhd.	102,000	13,344
Hartalega Holdings Bhd.	72,900	64,398
Hibiscus Petroleum Bhd.	71,740	31,446
Hong Leong Bank Bhd.	34,200	157,252
IHH Healthcare Bhd.	87,800	143,339
IJM Corp. Bhd.	652,880	443,868
Inari Amertron Bhd.	393,112	269,020
IOI Corp. Bhd.	434,196	376,760
IOI Properties Group Bhd.	379,616	190,169
Kuala Lumpur Kepong Bhd.	34,913	170,212
Malayan Banking Bhd.	295,229	676,092
Malaysia Airports Holdings Bhd.	88,282	208,884
Maxis Bhd.	229,400	187,255
MISC Bhd.	54,900	93,311
My EG Services Bhd.	584,934	125,581
Padini Holdings Bhd.	205,050	100,886
Pentamaster Corp. Bhd.	226,975	211,163
Petronas Chemicals Group Bhd.	90,500	104,637
PPB Group Bhd.	78,920	218,854
Press Metal Aluminium Holdings Bhd.	498,570	546,347
Public Bank Bhd.	855,073	871,997
RHB Bank Bhd.	191,501	277,519
SD Guthrie Bhd.	228,299	252,729
Sime Darby Bhd.	239,188	126,240
Sime Darby Property Bhd.	286,488	108,278
Supermax Corp. Bhd. (b)	144,134	42,871
Telekom Malaysia Bhd.	92,644	137,780
Tenaga Nasional Bhd.	161,050	538,094
Top Glove Corp. Bhd. (b)	309,200	92,660
Velesto Energy Bhd.	636,300	22,057
Yinson Holdings Bhd.	260,414	153,750
YTL Corp. Bhd.	295,110	176,215
		10,727,415
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	83,860	49,799
Alliance Global Group, Inc.	557,500	86,741
Ayala Land, Inc.	868,251	393,261
Bank of the Philippine Islands	74,707	157,563
BDO Unibank, Inc.	167,634	417,310
Bloomberry Resorts Corp. (b)	328,700	26,026
Cebu Air, Inc. (b)	47,630	23,261
D&L Industries, Inc.	1,131,200	119,094
Globe Telecom, Inc.	1,839	69,433
JG Summit Holdings, Inc.	252,672	89,764
Jollibee Foods Corp.	31,710	147,463
LT Group, Inc.	395,400	71,773
Metropolitan Bank & Trust Co.	66,970	83,358
PLDT, Inc.	12,974	290,454
Puregold Price Club, Inc.	237,750	126,797
Security Description	Shares	Value
SM Investments Corp.	23,425	$364,060
SM Prime Holdings, Inc.	734,700	319,435
Universal Robina Corp.	67,160	91,722
		2,927,314
TAIWAN — 26.5%
Accton Technology Corp.	25,000	589,455
Acer, Inc.	418,395	507,927
Advantech Co. Ltd.	27,085	286,262
Alchip Technologies Ltd.	5,000	500,236
ASE Technology Holding Co. Ltd.	263,043	1,299,790
Asia Cement Corp.	356,687	439,542
Asia Vital Components Co. Ltd.	34,000	646,098
ASPEED Technology, Inc.	2,000	202,840
Asustek Computer, Inc.	64,737	1,216,367
AUO Corp. ADR (b)	92,129	405,367
Bank of Kaohsiung Co. Ltd.	283,740	99,529
Catcher Technology Co. Ltd.	68,539	405,575
Cathay Financial Holding Co. Ltd.	809,838	1,687,137
Center Laboratories, Inc.	56,582	75,680
Chailease Holding Co. Ltd.	88,961	306,626
Chang Hwa Commercial Bank Ltd.	452,639	246,446
Cheng Shin Rubber Industry Co. Ltd.	97,000	145,125
China Steel Chemical Corp.	18,877	53,030
China Steel Corp.	1,002,216	600,697
Chroma ATE, Inc.	17,000	212,082
Chunghwa Telecom Co. Ltd.	186,074	700,945
Compal Electronics, Inc.	624,029	716,640
Compeq Manufacturing Co. Ltd.	25,000	53,455
CTBC Financial Holding Co. Ltd.	1,533,570	1,828,992
Delta Electronics, Inc.	88,986	1,168,493
E.Sun Financial Holding Co. Ltd.	776,054	637,943
Eclat Textile Co. Ltd.	36,365	564,590
eCloudvalley Digital Technology Co. Ltd.	14,311	52,382
EirGenix, Inc. (b)	19,000	41,727
Elite Material Co. Ltd.	17,000	320,456
Elite Semiconductor Microelectronics Technology, Inc.	18,000	34,041
eMemory Technology, Inc.	3,318	339,547
Ennostar, Inc.	77,585	98,920
Evergreen Marine Corp. Taiwan Ltd.	54,465	373,793
Everlight Electronics Co. Ltd.	101,996	264,444
Far Eastern New Century Corp.	555,352	535,287
Far EasTone Telecommunications Co. Ltd.	80,000	218,152
Faraday Technology Corp.	18,695	137,428
Feng TAY Enterprise Co. Ltd.	41,329	167,663
Firich Enterprises Co. Ltd.	24,767	23,381
First Financial Holding Co. Ltd.	563,930	466,150
FocalTech Systems Co. Ltd.	20,000	54,294

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	378,182	$314,916
Formosa Petrochemical Corp.	133,000	140,162
Formosa Plastics Corp.	376,663	407,862
Foxconn Technology Co. Ltd.	147,519	334,775
Fubon Financial Holding Co. Ltd.	626,791	1,726,402
Genius Electronic Optical Co. Ltd.	6,475	100,133
Giant Manufacturing Co. Ltd.	26,305	113,534
Globalwafers Co. Ltd.	15,884	184,836
Himax Technologies, Inc. ADR	13,281	106,779
Hiwin Technologies Corp.	25,745	258,357
Holy Stone Enterprise Co. Ltd.	14,700	38,382
Hon Hai Precision Industry Co. Ltd.	706,765	3,966,654
Hotai Motor Co. Ltd.	26,640	502,987
HTC Corp. (b)	78,710	118,121
Hua Nan Financial Holdings Co. Ltd.	655,858	523,134
Innolux Corp.	488,927	214,007
Inventec Corp.	244,000	372,871
ITEQ Corp.	17,267	41,450
KGI Financial Holding Co. Ltd.	1,667,559	874,865
King Yuan Electronics Co. Ltd.	166,898	567,620
Largan Precision Co. Ltd.	6,142	501,147
Lite-On Technology Corp.	112,394	341,113
Macronix International Co. Ltd.	171,673	103,681
Makalot Industrial Co. Ltd.	25,570	250,361
MediaTek, Inc.	87,601	3,780,915
Medigen Biotechnology Corp. (b)	14,000	13,836
Medigen Vaccine Biologics Corp. (b)	25,467	28,004
Mega Financial Holding Co. Ltd.	684,423	807,917
Merry Electronics Co. Ltd.	25,183	82,959
Microbio Co. Ltd. (b)	4,153	4,180
Micro-Star International Co. Ltd.	36,000	201,498
Motech Industries, Inc.	76,627	48,616
Nan Ya Plastics Corp.	515,704	470,331
Nanya Technology Corp. (b)	43,000	38,364
Nien Made Enterprise Co. Ltd.	11,000	122,970
Novatek Microelectronics Corp.	47,599	728,841
Nuvoton Technology Corp.	20,000	54,294
O-Bank Co. Ltd.	577,281	174,147
Oneness Biotech Co. Ltd. (b)	19,113	50,895
PChome Online, Inc. (b)	20,893	27,690
Pegatron Corp.	210,900	591,185
PharmaEssentia Corp. (b)	11,483	215,408
Phoenix Silicon International Corp.	20,416	86,871
Pou Chen Corp.	149,000	167,704
Powertech Technology, Inc.	157,518	586,167
President Chain Store Corp.	36,000	288,795
Promos Technologies, Inc. (b) (d)	2,232	—
Quanta Computer, Inc.	143,729	1,258,223
Security Description	Shares	Value
Radiant Opto-Electronics Corp.	25,000	$149,842
RDC Semiconductor Co. Ltd. (b)	10,300	62,835
Realtek Semiconductor Corp.	45,825	793,930
RichWave Technology Corp. (b)	14,201	92,264
Ritek Corp. (b)	59,593	25,266
Senhwa Biosciences, Inc. (b)	1,000	1,327
Shanghai Commercial & Savings Bank Ltd.	268,332	324,115
Shin Kong Financial Holding Co. Ltd. (b)	1,749,779	629,791
Silicon Motion Technology Corp. ADR	2,525	136,476
Simplo Technology Co. Ltd.	16,000	193,750
Sino-American Silicon Products, Inc.	26,000	106,666
SinoPac Financial Holdings Co. Ltd.	1,459,072	1,019,163
Sitronix Technology Corp.	10,000	64,817
Synnex Technology International Corp.	149,000	321,774
TA-I Technology Co. Ltd.	15,750	22,267
Taishin Financial Holding Co. Ltd.	856,747	454,709
Taiwan Cooperative Financial Holding Co. Ltd.	220,667	163,559
Taiwan FU Hsing Industrial Co. Ltd.	141,000	221,062
Taiwan High Speed Rail Corp.	97,000	82,252
Taiwan Mobile Co. Ltd.	127,260	440,574
Taiwan Paiho Ltd.	20,000	41,605
Taiwan Semiconductor Manufacturing Co. Ltd.	162,000	5,311,961
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,119	34,386,761
Taiwan Surface Mounting Technology Corp.	20,000	66,495
Taiwan Union Technology Corp.	13,000	67,410
TCC Group Holdings Co. Ltd.	653,631	632,009
Teco Electric & Machinery Co. Ltd.	106,000	168,775
TPK Holding Co. Ltd. (b)	23,000	27,185
Tripod Technology Corp.	73,361	441,941
Unimicron Technology Corp.	71,540	307,680
Uni-President Enterprises Corp.	329,893	814,054
United Integrated Services Co. Ltd.	35,755	525,673
United Microelectronics Corp. ADR (c)	167,984	1,090,216
Vanguard International Semiconductor Corp.	20,738	63,192
Voltronic Power Technology Corp.	6,804	386,019
Walsin Lihwa Corp.	382,453	276,476
Walsin Technology Corp.	25,000	70,536
Win Semiconductors Corp. (b)	25,000	85,406
Winbond Electronics Corp. (b)	100,026	45,155
Wistron Corp.	154,976	491,620

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wiwynn Corp.	8,248	$659,146
WPG Holdings Ltd.	46,000	95,972
Yageo Corp.	25,803	425,793
Yang Ming Marine Transport Corp.	87,000	200,885
Yuanta Financial Holding Co. Ltd.	1,226,988	1,272,479
Zhen Ding Technology Holding Ltd.	37,000	135,430
		94,054,806
THAILAND — 2.4%
Advanced Info Service PCL	93,561	787,564
Airports of Thailand PCL	263,300	459,491
Bangkok Bank PCL NVDR	20,800	92,119
Bangkok Dusit Medical Services PCL Class F	74,100	53,247
Bangkok Expressway & Metro PCL	1,390,907	289,645
BEC World PCL	21,200	2,425
Bumrungrad Hospital PCL	27,200	159,155
Carabao Group PCL	12,500	28,780
Central Plaza Hotel PCL	36,500	36,934
Charoen Pokphand Foods PCL	188,200	125,853
Chularat Hospital PCL	1,470,700	105,250
CP ALL PCL	380,154	621,604
CPN Retail Growth Leasehold REIT	27,100	9,777
Delta Electronics Thailand PCL	223,100	997,881
Electricity Generating PCL	14,499	49,755
Energy Absolute PCL	173,400	20,140
Frasers Property Thailand Industrial Freehold & Leasehold REIT	54,787	16,551
Global Power Synergy PCL	21,900	24,569
Gulf Energy Development PCL	201,000	350,770
Gunkul Engineering PCL	1,198,843	80,169
Hana Microelectronics PCL	78,300	56,724
Ichitan Group PCL	100,000	43,115
Indorama Ventures PCL	126,000	92,019
IRPC PCL	1,941,991	70,059
Jasmine International PCL (b)	468,378	29,398
Kasikornbank PCL	44,054	200,921
Kasikornbank PCL NVDR	67,600	308,309
KCE Electronics PCL	132,870	95,478
Krungthai Card PCL	67,000	98,255
MC Group PCL (c)	227,600	71,427
Mega Lifesciences PCL	173,300	169,005
Minor International PCL	263,046	200,592
Muangthai Capital PCL	17,400	24,496
PTG Energy PCL	135,000	32,468
PTT Exploration & Production PCL	117,307	409,430
PTT Global Chemical PCL NVDR	58,100	41,579
PTT PCL	455,383	424,062
SCB X PCL	72,628	250,294
Security Description	Shares	Value
Siam Cement PCL NVDR	37,900	$186,749
Srisawad Corp. PCL	226,724	277,628
Super Energy Corp. PCL NVDR (b)	760,700	5,578
SVI PCL	599,440	129,224
Thai Beverage PCL	624,300	249,409
Thai Oil PCL	261,849	216,960
Thai Union Group PCL	164,300	62,646
TMBThanachart Bank PCL	2,503,936	136,598
True Corp. PCL NVDR (b)	628,156	204,503
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust REIT	51,000	15,257
		8,413,862
UNITED STATES — 0.1%
Bit Digital, Inc. (b)	6,214	18,207
JS Global Lifestyle Co. Ltd. (a) (b)	50,000	8,947
Legend Biotech Corp. ADR (b) (c)	4,810	156,518
		183,672
TOTAL COMMON STOCKS (Cost $307,487,271)		358,516,670

RIGHTS — 0.0% (f)
THAILAND — 0.0% (f)
Electronic Arts, Inc. (expiring 01/23/25) (b) (Cost $85,511)	173,400	9,968
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eco World Development Group Bhd. (expiring 04/12/29) 1.16% (b)	38,320	7,756
THAILAND — 0.0% (f)
Jasmine International PCL (expiring 10/10/31) 3.00% (b)	218,989	2,633
TOTAL WARRANTS (Cost $0)		10,389
SHORT-TERM INVESTMENT — 0.8%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $3,003,702)	3,003,702	3,003,702
TOTAL INVESTMENTS — 101.9% (Cost $310,576,484)		361,540,729
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(6,883,257)
NET ASSETS — 100.0%		$354,657,472

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $6,571, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$350,883,703	$7,626,396	$6,571	$358,516,670
Rights	—	9,968	—	9,968
Warrants	10,389	—	—	10,389
Short-Term Investment	3,003,702	—	—	3,003,702
TOTAL INVESTMENTS	$353,897,794	$7,636,364	$6,571	$361,540,729

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	570,034	$570,034	$20,434,044	$21,004,078	$—	$—	—	$—	$10,131
State Street Navigator Securities Lending Portfolio II	5,253,468	5,253,468	14,280,983	16,530,749	—	—	3,003,702	3,003,702	9,589
Total		$5,823,502	$34,715,027	$37,534,827	$—	$—		$3,003,702	$19,720
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	47,000	$127,079
AECC Aero-Engine Control Co. Ltd. Class A	37,100	112,389
AECC Aviation Power Co. Ltd. Class A	59,100	333,678
AVIC Chengdu UAS Co. Ltd. Class A	16,693	91,588
AviChina Industry & Technology Co. Ltd. Class H (b)	466,000	231,562
Avicopter PLC Class A	28,000	147,065
Beijing Leike Defense Technology Co. Ltd. Class A (a)	210,200	124,834
EHang Holdings Ltd. ADR (a) (b)	7,751	122,039
Gaona Aero Material Co. Ltd. Class A	20,820	44,241
Hwa Create Co. Ltd. Class A (a)	16,200	46,097
Kuang-Chi Technologies Co. Ltd. Class A	27,000	175,795
North Electro-Optic Co. Ltd. Class A	82,700	116,252
YaGuang Technology Group Co. Ltd. Class A (a)	98,600	77,897
		1,750,516
AIR FREIGHT & LOGISTICS — 0.8%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	42,800	51,186
J&T Global Express Ltd. (a)	707,000	557,922
JD Logistics, Inc. (a) (c)	290,400	478,520
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	32,778
SF Holding Co. Ltd. Class A	77,200	423,777
Sinotrans Ltd. Class H	366,000	172,918
STO Express Co. Ltd. Class A	13,571	18,726
YTO Express Group Co. Ltd. Class A	88,700	171,443
YUNDA Holding Group Co. Ltd.	52,058	53,324
ZTO Express Cayman, Inc. ADR	57,787	1,129,736
		3,090,330
AIRLINES — 0.3%
Air China Ltd. Class A (a)	225,600	243,070
Air China Ltd. Class H (a) (b)	112,000	74,254
China Eastern Airlines Corp. Ltd. Class A (a)	328,000	178,710
China Eastern Airlines Corp. Ltd. Class H (a) (b)	100,000	33,342
China Southern Airlines Co. Ltd. Class A (a)	204,600	180,869
China Southern Airlines Co. Ltd. Class H (a) (b)	282,000	148,116
Hainan Airlines Holding Co. Ltd. Class A (a)	442,600	102,489
Juneyao Airlines Co. Ltd. Class A	35,000	65,314
Security Description	Shares	Value
Spring Airlines Co. Ltd. Class A	14,100	$110,760
		1,136,924
AUTO COMPONENTS — 0.6%
Bethel Automotive Safety Systems Co. Ltd. Class A	5,040	30,611
CALB Group Co. Ltd. (a) (c)	30,700	50,824
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,900	89,090
China First Capital Group Ltd. (a)	431,600	3,167
Fuyao Glass Industry Group Co. Ltd. Class A	57,100	485,329
Fuyao Glass Industry Group Co. Ltd. Class H (c)	63,600	458,090
Hesai Group ADR (a) (b)	7,306	100,969
Huayu Automotive Systems Co. Ltd. Class A	62,000	148,719
Huizhou Desay Sv Automotive Co. Ltd. Class A	5,600	83,990
IKD Co. Ltd. Class A	20,800	46,181
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	11,600	67,469
Kandi Technologies Group, Inc. (a)	8,373	10,048
Keboda Technology Co. Ltd. Class A	5,500	46,298
Minth Group Ltd. (a)	98,000	190,753
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	30,700	47,881
Ningbo Joyson Electronic Corp. Class A	39,400	84,097
Ningbo Tuopu Group Co. Ltd. Class A	21,295	142,131
Ningbo Xusheng Group Co. Ltd. Class A	24,620	44,099
Sailun Group Co. Ltd. Class A	54,300	105,989
Shandong Linglong Tyre Co. Ltd. Class A	59,500	146,207
Shenzhen Kedali Industry Co. Ltd. Class A	5,000	66,526
Tianneng Power International Ltd. (b)	106,000	112,442
Wencan Group Co. Ltd. Class A	6,200	19,981
		2,580,891
AUTOMOBILES — 4.1%
AIMA Technology Group Co. Ltd. Class A	16,350	91,354
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	49,200	251,311
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	167,300	182,306
BAIC Motor Corp. Ltd. Class H (c)	46,900	14,490
Beiqi Foton Motor Co. Ltd. Class A (a)	238,700	81,610
Brilliance China Automotive Holdings Ltd.	366,000	179,986
BYD Co. Ltd. Class A	31,400	1,208,952

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
BYD Co. Ltd. Class H	138,500	$4,753,391
China Automotive Engineering Research Institute Co. Ltd. Class A	36,900	88,562
Chongqing Changan Automobile Co. Ltd. Class A	156,252	284,346
Dongfeng Motor Group Co. Ltd. Class H (b)	315,300	150,994
Geely Automobile Holdings Ltd.	793,000	1,512,917
Great Wall Motor Co. Ltd. Class A	26,200	93,965
Great Wall Motor Co. Ltd. Class H (b)	386,000	678,784
Guangzhou Automobile Group Co. Ltd. Class A	51,600	65,647
Guangzhou Automobile Group Co. Ltd. Class H (b)	527,691	231,647
Haima Automobile Co. Ltd. Class A (a)	142,600	81,192
IAT Automobile Technology Co. Ltd. Class A (a)	27,800	42,790
Li Auto, Inc. Class A (a)	184,700	2,233,867
Lifan Technology Group Co. Ltd. Class A (a)	199,000	207,362
Lotus Technology, Inc. ADR (a) (b)	6,997	25,469
NIO, Inc. ADR (a)	256,722	1,119,308
NIO, Inc. Class A (a) (b)	6,410	28,716
Niu Technologies ADR (a) (b)	14,579	26,096
SAIC Motor Corp. Ltd. Class A	178,079	503,565
Seres Group Co. Ltd. Class A	23,500	426,979
XPeng, Inc. Class A (a)	194,500	1,168,059
Yadea Group Holdings Ltd. (b) (c)	141,043	234,952
ZEEKR Intelligent Technology Holding Ltd. ADR (a) (b)	2,120	60,166
Zhejiang Leapmotor Technology Co. Ltd. (a) (c)	87,900	368,327
Zotye Automobile Co. Ltd. Class A (a)	131,300	42,744
		16,439,854
BANKS — 13.9%
Agricultural Bank of China Ltd. Class A	1,500,700	1,091,567
Agricultural Bank of China Ltd. Class H	4,446,000	2,535,518
Bairong, Inc. (a) (b) (c)	55,000	62,307
Bank of Beijing Co. Ltd. Class A	241,800	202,557
Bank of Chengdu Co. Ltd. Class A	101,400	236,321
Bank of China Ltd. Class A	739,800	555,240
Bank of China Ltd. Class H	12,574,700	6,426,607
Bank of Chongqing Co. Ltd. Class H	235,000	183,935
Bank of Communications Co. Ltd. Class A	372,600	394,347
Bank of Communications Co. Ltd. Class H	3,300,824	2,715,294
Bank of Hangzhou Co. Ltd. Class A	140,600	279,802
Bank of Jiangsu Co. Ltd. Class A	271,800	363,560
Security Description	Shares	Value
Bank of Nanjing Co. Ltd. Class A	168,400	$244,291
Bank of Ningbo Co. Ltd. Class A	103,310	342,092
Bank of Shanghai Co. Ltd. Class A	235,800	293,887
Bank of Zhengzhou Co. Ltd. Class A (a)	386,960	110,688
Beijing Compass Technology Development Co. Ltd. Class A (a)	6,900	90,180
Caitong Securities Co. Ltd. Class A	162,270	180,582
Central China Securities Co. Ltd. Class H	239,000	52,920
Changjiang Securities Co. Ltd. Class A	191,700	178,083
China Bohai Bank Co. Ltd. Class H (a) (c)	442,000	50,641
China Cinda Asset Management Co. Ltd. Class H (b)	1,304,200	213,227
China CITIC Bank Corp. Ltd. Class H	1,520,471	1,051,105
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b) (c)	1,733,000	145,013
China Construction Bank Corp. Class H	14,670,623	12,238,189
China Everbright Bank Co. Ltd. Class A	664,200	350,127
China Everbright Bank Co. Ltd. Class H	292,000	113,523
China Everbright Ltd.	198,000	135,094
China Galaxy Securities Co. Ltd. Class H	685,000	625,216
China International Capital Corp. Ltd. Class A	48,500	222,566
China International Capital Corp. Ltd. Class H (c)	155,200	256,138
China Merchants Bank Co. Ltd. Class A	290,200	1,553,478
China Merchants Bank Co. Ltd. Class H	452,235	2,328,722
China Merchants Securities Co. Ltd. Class A	112,992	294,889
China Minsheng Banking Corp. Ltd. Class A	73,700	41,460
China Minsheng Banking Corp. Ltd. Class H	1,451,759	642,905
Chongqing Rural Commercial Bank Co. Ltd. Class H	576,000	344,801
CITIC Securities Co. Ltd. Class A	149,725	594,903
CITIC Securities Co. Ltd. Class H (b)	222,850	612,497
CNPC Capital Co. Ltd. Class A	159,000	149,222
CSC Financial Co. Ltd. Class A	58,004	203,447
Dongxing Securities Co. Ltd. Class A	122,100	183,113
East Money Information Co. Ltd. Class A	228,058	802,078

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Everbright Securities Co. Ltd. Class A	83,900	$206,964
GF Securities Co. Ltd. Class A	99,700	220,137
GF Securities Co. Ltd. Class H	122,000	165,537
Guosen Securities Co. Ltd. Class A	116,600	177,882
Guotai Junan International Holdings Ltd. (b)	683,000	98,476
Guotai Junan Securities Co. Ltd. Class A	199,700	507,308
Guoyuan Securities Co. Ltd. Class A	194,240	221,187
Haitong Securities Co. Ltd. Class A	103,800	157,223
Haitong Securities Co. Ltd. Class H	379,800	334,918
Hithink RoyalFlush Information Network Co. Ltd. Class A	5,600	219,301
Huatai Securities Co. Ltd. Class A	134,300	321,779
Huatai Securities Co. Ltd. Class H (c)	165,600	279,697
Huaxi Securities Co. Ltd. Class A	137,700	155,866
Huaxia Bank Co. Ltd. Class A	82,700	90,230
Industrial & Commercial Bank of China Ltd. Class A	1,159,800	1,093,212
Industrial & Commercial Bank of China Ltd. Class H	10,712,789	7,185,117
Industrial Bank Co. Ltd. Class A	275,700	719,528
Industrial Securities Co. Ltd. Class A	210,500	179,491
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	156,620	161,495
Noah Holdings Ltd. ADR	9,879	115,683
Orient Securities Co. Ltd. Class A	188,308	270,862
OSL Group Ltd. (a) (b)	49,000	50,464
Pacific Securities Co. Ltd. Class A (a)	160,800	93,306
Ping An Bank Co. Ltd. Class A	297,000	473,323
Postal Savings Bank of China Co. Ltd. Class A	543,200	420,265
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	982,000	578,989
Shaanxi International Trust Co. Ltd. Class A	488,330	236,798
Shanghai Pudong Development Bank Co. Ltd. Class A	372,870	522,622
Shanxi Securities Co. Ltd. Class A	232,190	198,618
Shenwan Hongyuan Group Co. Ltd. Class A	362,010	263,809
SooChow Securities Co. Ltd. Class A	154,952	164,629
Southwest Securities Co. Ltd. Class A	298,500	189,879
Up Fintech Holding Ltd. ADR (a)	10,676	68,967
Western Securities Co. Ltd. Class A	153,000	169,849
Yangzijiang Financial Holding Ltd.	267,400	81,345
Security Description	Shares	Value
Zheshang Securities Co. Ltd. Class A	121,700	$202,902
		56,289,790
BEVERAGES — 2.3%
Anhui Gujing Distillery Co. Ltd. Class A	9,500	224,253
Anhui Kouzi Distillery Co. Ltd. Class A	16,100	86,054
Anhui Yingjia Distillery Co. Ltd. Class A	8,700	63,921
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	16,500	43,759
Beijing Yanjing Brewery Co. Ltd. Class A	112,600	184,663
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	250,667	814,802
Chongqing Brewery Co. Ltd. Class A	11,739	100,768
Eastroc Beverage Group Co. Ltd. Class A	6,220	210,556
Jiangsu King's Luck Brewery JSC Ltd. Class A	27,000	166,343
Jiangsu Yanghe Distillery Co. Ltd. Class A	23,500	267,378
JiuGui Liquor Co. Ltd. Class A	5,000	37,881
Kweichow Moutai Co. Ltd. Class A	14,931	3,099,482
Luzhou Laojiao Co. Ltd. Class A	21,500	366,655
Nongfu Spring Co. Ltd. Class H (b) (c)	258,200	1,128,469
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	11,120	42,426
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	15,740	394,942
Shede Spirits Co. Ltd. Class A	6,200	55,679
Sichuan Swellfun Co. Ltd. Class A	15,700	114,454
Tsingtao Brewery Co. Ltd. Class A	15,400	169,743
Tsingtao Brewery Co. Ltd. Class H	91,000	665,401
Wuliangye Yibin Co. Ltd. Class A	49,700	948,033
Yantai Changyu Pioneer Wine Co. Ltd. Class A	18,200	57,489
ZJLD Group, Inc. (b) (c)	74,800	65,383
		9,308,534
BIOTECHNOLOGY — 1.7%
3SBio, Inc. (c)	184,000	144,017
AIM Vaccine Co. Ltd. (a) (b)	32,200	25,452
Akeso, Inc. (a) (c)	85,000	664,204
Alphamab Oncology (a) (b) (c)	50,000	22,528
Ascentage Pharma Group International (a) (b) (c)	37,100	217,071
BeiGene Ltd. (a)	123,100	1,730,511
Beijing SL Pharmaceutical Co. Ltd. Class A	46,475	47,288

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Beijing Tiantan Biological Products Corp. Ltd. Class A	44,840	$125,209
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	15,781	151,458
BGI Genomics Co. Ltd. Class A	8,799	50,302
Bio-Thera Solutions Ltd. Class A (a)	22,138	58,440
CanSino Biologics, Inc. Class A (a)	2,041	16,972
CanSino Biologics, Inc. Class H (a) (c)	9,200	37,307
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	60,500	71,731
Changchun BCHT Biotechnology Co. Ltd. Class A	10,172	34,791
Chongqing Zhifei Biological Products Co. Ltd. Class A	37,150	133,085
CStone Pharmaceuticals (a) (c)	80,000	23,687
Daan Gene Co. Ltd. Class A	76,140	58,908
Everest Medicines Ltd. (a) (b) (c)	24,500	152,653
Gan & Lee Pharmaceuticals Co. Ltd. Class A	18,100	108,726
Getein Biotech, Inc. Class A	81,828	91,954
HBM Holdings Ltd. (a) (b) (c)	219,000	52,439
Hualan Biological Engineering, Inc. Class A	38,700	88,823
Imeik Technology Development Co. Ltd. Class A	8,280	205,830
InnoCare Pharma Ltd. (a) (c)	71,000	55,938
Innovent Biologics, Inc. (a) (c)	186,500	878,726
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	30,900	5,052
Keymed Biosciences, Inc. (a) (b) (c)	26,500	105,414
Laekna, Inc. (a)	56,500	68,153
Legend Biotech Corp. ADR (a) (b)	11,882	386,640
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	114,000	38,450
Remegen Co. Ltd. Class H (a) (b) (c)	26,000	48,198
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	13,580	46,590
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	29,075	108,237
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (b) (c)	9,600	14,311
Shanghai RAAS Blood Products Co. Ltd. Class A	163,400	160,695
Shenzhen Kangtai Biological Products Co. Ltd. Class A	22,960	53,635
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a)	2,300	48,351
Sinocelltech Group Ltd. Class A (a)	9,985	49,276
Walvax Biotechnology Co. Ltd. Class A	35,900	59,071
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	57,800	96,209
Security Description	Shares	Value
Zai Lab Ltd. (a)	130,800	$351,923
		6,888,255
BROADLINE RETAIL — 10.8%
Alibaba Group Holding Ltd.	2,370,200	25,142,345
JD.com, Inc. Class A	413,532	7,240,051
MINISO Group Holding Ltd. ADR (b)	17,830	425,959
PDD Holdings, Inc. ADR (a)	106,562	10,335,448
Vipshop Holdings Ltd. ADR	45,220	609,113
Zhejiang China Commodities City Group Co. Ltd. Class A	103,300	188,688
		43,941,604
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	36,700	151,519
China Lesso Group Holdings Ltd.	183,000	81,747
Guangdong Kinlong Hardware Products Co. Ltd. Class A	5,100	15,797
Triumph New Energy Co. Ltd. Class A (a)	27,500	35,548
Xinyi Glass Holdings Ltd.	408,522	414,941
Zhejiang Weixing New Building Materials Co. Ltd. Class A	58,575	100,770
Zhuzhou Kibing Group Co. Ltd. Class A	51,200	39,124
		839,446
CHEMICALS — 1.7%
ADAMA Ltd. Class A (a)	144,300	131,298
Anhui Huaheng Biotechnology Co. Ltd. Class A	8,381	36,771
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	15,300	42,014
Canmax Technologies Co. Ltd. Class A	18,040	56,640
Cathay Biotech, Inc. Class A	12,226	64,615
Chengxin Lithium Group Co. Ltd. Class A	16,900	31,721
China BlueChemical Ltd. Class H	318,000	88,016
China Kings Resources Group Co. Ltd. Class A	21,100	68,230
COFCO Biotechnology Co. Ltd. Class A (a)	194,900	147,340
Do-Fluoride New Materials Co. Ltd. Class A	27,860	45,538
Dongyue Group Ltd. (b)	203,000	212,200
Fufeng Group Ltd. (b)	170,000	119,929
Fujian Kuncai Material Technology Co. Ltd. Class A	21,900	57,424
Ganfeng Lithium Group Co. Ltd. Class A	56,900	271,344
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	31,160	80,628
Global New Material International Holdings Ltd. (a) (b)	145,000	81,199

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co. Ltd. Class A	27,180	$73,008
Hangjin Technology Co. Ltd. Class A	23,800	61,919
Hangzhou Oxygen Plant Group Co. Ltd. Class A	16,200	48,105
Haohua Chemical Science & Technology Co. Ltd. Class A	17,300	68,125
Hengli Petrochemical Co. Ltd. Class A	100,100	209,294
Hengyi Petrochemical Co. Ltd. Class A	138,691	118,638
Hoshine Silicon Industry Co. Ltd. Class A	8,100	61,300
Huabao International Holdings Ltd. (b)	152,000	41,288
Huapont Life Sciences Co. Ltd. Class A	234,500	144,376
Hubei Feilihua Quartz Glass Co. Ltd. Class A	11,000	56,352
Hubei Xingfa Chemicals Group Co. Ltd. Class A	28,000	82,762
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	246,900	176,898
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	89,800	68,376
Jiangsu Cnano Technology Co. Ltd. Class A	7,702	40,716
Jiangsu Eastern Shenghong Co. Ltd. Class A	95,100	106,350
Jiangsu Yoke Technology Co. Ltd. Class A	16,000	126,296
Jinan Shengquan Group Share Holding Co. Ltd. Class A	28,000	89,933
KBC Corp. Ltd. Class A	3,734	10,711
LB Group Co. Ltd. Class A	83,200	200,251
Levima Advanced Materials Corp. Class A	16,300	30,573
Ningbo Shanshan Co. Ltd. Class A	31,400	31,864
Ningxia Baofeng Energy Group Co. Ltd. Class A	103,300	236,950
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	67,900	152,235
Rongsheng Petrochemical Co. Ltd. Class A	180,700	222,752
Sanwei Holding Group Co. Ltd. Class A	43,810	75,727
Satellite Chemical Co. Ltd. Class A	57,336	146,747
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	4,510	57,193
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	51,464	151,486
Shandong Sinocera Functional Material Co. Ltd. Class A	26,200	60,812
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	5,400	35,836
Security Description	Shares	Value
Shanghai Putailai New Energy Technology Co. Ltd. Class A	35,906	$77,813
Shenzhen Capchem Technology Co. Ltd. Class A	5,900	30,089
Shenzhen Dynanonic Co. Ltd. Class A (a)	5,960	29,940
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	10,140	62,402
Shenzhen Senior Technology Material Co. Ltd. Class A	27,679	36,646
Sichuan Development Lomon Co. Ltd. Class A	49,900	98,352
Sichuan Lutianhua Co. Ltd. Class A (a)	83,200	49,638
Sichuan Yahua Industrial Group Co. Ltd. Class A	24,900	39,683
Sinoma Science & Technology Co. Ltd. Class A	39,500	70,375
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	745,999	115,243
Skshu Paint Co. Ltd. Class A	6,356	36,882
Sunresin New Materials Co. Ltd. Class A	13,700	89,330
Tianqi Lithium Corp. Class A	21,300	95,743
Tianqi Lithium Corp. Class H (b)	10,400	32,199
Tongkun Group Co. Ltd. Class A	100,500	161,534
Transfar Zhilian Co. Ltd. Class A	164,400	101,441
Untrade.Lumena Newmat (a) (b) (d)	89,113	—
Wanhua Chemical Group Co. Ltd. Class A	43,700	424,708
Weihai Guangwei Composites Co. Ltd. Class A	15,960	75,327
Xinxiang Chemical Fiber Co. Ltd. Class A	201,100	109,843
Yunnan Energy New Material Co. Ltd. Class A	16,507	71,928
Yunnan Yuntianhua Co. Ltd. Class A	27,900	84,747
Zangge Mining Co. Ltd. Class A	19,800	74,788
Zhejiang Juhua Co. Ltd. Class A	67,900	223,081
Zhejiang NHU Co. Ltd. Class A	81,504	243,907
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	15,600	81,554
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	16,800	20,458
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	13,400	9,181
		7,068,612
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Changjiu Holdings Ltd.	2,000	1,117
China Conch Environment Protection Holdings Ltd.	342,000	31,700
China Everbright Environment Group Ltd.	667,925	332,761
Hongbo Co. Ltd. Class A (a)	10,200	16,658

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai M&G Stationery, Inc. Class A	33,280	$137,127
Tuhu Car, Inc. (a) (c)	35,800	82,956
Zhejiang Weiming Environment Protection Co. Ltd. Class A	29,000	85,442
Zonqing Environmental Ltd. (b)	76,000	67,117
		754,878
COMMUNICATIONS EQUIPMENT — 0.6%
Addsino Co. Ltd. Class A (a)	105,300	104,848
Beijing BDStar Navigation Co. Ltd. Class A	5,100	18,437
BYD Electronic International Co. Ltd. (b)	130,500	706,432
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A	7,700	42,583
Comba Telecom Systems Holdings Ltd. (a)	528,310	79,573
Fiberhome Telecommunication Technologies Co. Ltd. Class A	18,100	47,977
Fujian Star-net Communication Co. Ltd. Class A	49,000	126,747
Guangzhou Haige Communications Group, Inc. Co. Class A	48,100	71,939
Hengtong Optic-electric Co. Ltd. Class A	36,700	86,082
Hytera Communications Corp. Ltd. Class A (a)	5,300	10,258
Suzhou TFC Optical Communication Co. Ltd. Class A	6,400	79,644
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	15,300	40,576
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	27,900	113,591
Yealink Network Technology Corp. Ltd. Class A	16,980	89,277
Zhongji Innolight Co. Ltd. Class A	16,040	269,850
ZTE Corp. Class A	59,600	327,977
ZTE Corp. Class H	115,597	362,359
		2,578,150
CONSTRUCTION & ENGINEERING — 0.7%
China Communications Services Corp. Ltd. Class H	525,600	308,542
China Conch Venture Holdings Ltd.	302,000	259,703
China Energy Engineering Corp. Ltd. Class A	262,100	81,756
China National Chemical Engineering Co. Ltd. Class A	71,500	80,738
China Railway Group Ltd. Class A	221,500	192,792
China Railway Group Ltd. Class H	691,000	352,263
China State Construction Engineering Corp. Ltd. Class A	558,000	456,037
China State Construction International Holdings Ltd.	138,000	217,803
Security Description	Shares	Value
CSSC Science & Technology Co. Ltd. Class A	26,100	$49,950
Metallurgical Corp. of China Ltd. Class A	464,600	208,837
Metallurgical Corp. of China Ltd. Class H (b)	258,000	54,470
Power Construction Corp. of China Ltd. Class A	273,400	203,332
Shanghai Construction Group Co. Ltd. Class A	386,000	139,331
Shenzhen SED Industry Co. Ltd. Class A	25,700	61,751
Sichuan Road & Bridge Group Co. Ltd. Class A	72,700	72,091
Sinoma International Engineering Co. Class A	59,600	76,961
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	152,300	74,060
Xinte Energy Co. Ltd. Class H (a) (b)	37,600	36,255
		2,926,672
CONSTRUCTION MATERIALS — 0.4%
Anhui Conch Cement Co. Ltd. Class A	46,200	149,647
Anhui Conch Cement Co. Ltd. Class H	211,000	539,998
BBMG Corp. Class H	473,000	48,713
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	44,200	78,147
China Jushi Co. Ltd. Class A	141,770	219,950
China National Building Material Co. Ltd. Class H (b)	742,000	338,143
China Resources Building Materials Technology Holdings Ltd.	317,163	64,919
CSG Holding Co. Ltd. Class A	197,317	141,910
Huaxin Cement Co. Ltd. Class A	69,200	114,053
Sichuan Hexie Shuangma Co. Ltd. Class A	48,500	95,659
Tangshan Jidong Cement Co. Ltd. Class A (a)	3,600	2,565
		1,793,704
CONSUMER FINANCE — 0.3%
FinVolution Group ADR	11,781	79,993
LexinFintech Holdings Ltd. ADR	23,438	135,940
Lufax Holding Ltd. ADR	43,149	103,126
Qifu Technology, Inc. ADR	19,419	745,301
Qudian, Inc. ADR (a) (b)	26,214	73,924
		1,138,284
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
Alibaba Health Information Technology Ltd. (a) (b)	742,000	317,129
Dada Nexus Ltd. ADR (a) (b)	19,071	23,076
DingDong Cayman Ltd. ADR (a) (b)	19,191	62,946
East Buy Holding Ltd. (a) (b) (c)	81,000	187,486

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
JD Health International, Inc. (a) (c)	160,600	$580,959
Jiajiayue Group Co. Ltd. Class A	49,908	77,430
Laobaixing Pharmacy Chain JSC Class A	36,165	80,640
Ping An Healthcare & Technology Co. Ltd. (b) (c)	95,054	75,867
Shenzhen Pagoda Industrial Group Corp. Ltd.	120,500	21,873
Sipai Health Technology Co. Ltd. (a) (b)	11,200	7,858
Yifeng Pharmacy Chain Co. Ltd. Class A	26,656	87,613
		1,522,877
CONTAINERS & PACKAGING — 0.1%
CPMC Holdings Ltd. (a)	11,000	10,068
Greatview Aseptic Packaging Co. Ltd.	160,000	53,553
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	42,340	156,292
		219,913
DIVERSIFIED CONSUMER SERVICES — 0.6%
China Chunlai Education Group Co. Ltd.	47,000	26,501
China Education Group Holdings Ltd. (b)	159,012	69,804
China Yuhua Education Corp. Ltd. (a) (c)	172,000	8,193
Fenbi Ltd. (a) (b)	78,500	25,870
Fu Shou Yuan International Group Ltd. (b)	259,000	128,701
Gaotu Techedu, Inc. ADR (a) (b)	22,107	48,414
New Oriental Education & Technology Group, Inc.	193,300	1,218,086
Offcn Education Technology Co. Ltd. Class A (a)	30,100	13,940
SunCar Technology Group, Inc. Class A (a) (b)	3,776	36,438
TAL Education Group ADR (a)	70,936	710,779
Tianli International Holdings Ltd.	186,000	91,229
Zhejiang Yasha Decoration Co. Ltd. Class A	254,400	133,758
		2,511,713
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp. Ltd. Class H (c)	6,856,000	988,513
CITIC Telecom International Holdings Ltd. (b)	479,000	143,676
		1,132,189
ELECTRICAL EQUIPMENT — 1.7%
Beijing Easpring Material Technology Co. Ltd. Class A	5,000	27,433
CBAK Energy Technology, Inc. (a) (b)	44,171	41,521
CNGR Advanced Material Co. Ltd. Class A	9,401	46,253
Security Description	Shares	Value
Contemporary Amperex Technology Co. Ltd. Class A	54,660	$1,980,462
Dajin Heavy Industry Co. Ltd. Class A	16,600	46,330
Dongfang Electric Corp. Ltd. Class A	117,600	254,534
Eve Energy Co. Ltd. Class A	37,400	238,109
Fangda Carbon New Material Co. Ltd. Class A	159,060	104,646
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	39,402	62,257
GEM Co. Ltd. Class A	100,100	89,035
Ginlong Technologies Co. Ltd. Class A	6,050	50,327
Goldwind Science & Technology Co. Ltd. Class A	104,100	146,476
Goldwind Science & Technology Co. Ltd. Class H	158,760	133,663
Goneo Group Co. Ltd. Class A	7,305	69,891
GoodWe Technologies Co. Ltd. Class A	3,332	18,563
Gotion High-tech Co. Ltd. Class A	33,600	97,118
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	4,900	18,762
Henan Pinggao Electric Co. Ltd. Class A	57,100	149,332
Hoymiles Power Electronics, Inc. Class A	3,012	46,213
Jiangsu Zhongtian Technology Co. Ltd. Class A	48,400	94,407
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	29,800	30,078
JL Mag Rare-Earth Co. Ltd. Class A	31,520	76,766
Ming Yang Smart Energy Group Ltd. Class A	38,300	65,785
Nantong Jianghai Capacitor Co. Ltd. Class A	29,900	71,599
NARI Technology Co. Ltd. Class A	118,183	405,990
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,300	73,727
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	7,966	34,234
Ningbo Sanxing Medical Electric Co. Ltd. Class A	29,200	122,344
Pylon Technologies Co. Ltd. Class A	2,971	16,208
Qingdao TGOOD Electric Co. Ltd. Class A	43,200	129,162
Shanghai Electric Group Co. Ltd. Class A (a)	263,500	291,083
Shanghai Electric Group Co. Ltd. Class H (a) (b)	382,000	139,169
Shanghai Liangxin Electrical Co. Ltd. Class A	27,150	28,402
Shanghai Moons' Electric Co. Ltd. Class A	10,100	74,290

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Kstar Science & Technology Co. Ltd. Class A	17,800	$54,626
Shenzhen Megmeet Electrical Co. Ltd. Class A	28,000	234,404
Shijiazhuang Shangtai Technology Co. Ltd. Class A	6,500	60,693
Sieyuan Electric Co. Ltd. Class A	16,100	159,432
Sungrow Power Supply Co. Ltd. Class A	31,740	319,194
Sunwoda Electronic Co. Ltd. Class A	28,400	86,304
TBEA Co. Ltd. Class A	88,950	154,358
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Titan Wind Energy Suzhou Co. Ltd. Class A	28,600	30,815
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	48,300	74,277
Xuji Electric Co. Ltd. Class A	39,900	149,622
Zhejiang Chint Electrics Co. Ltd. Class A	57,900	184,627
Zhejiang HangKe Technology, Inc. Co. Class A	14,935	36,333
Zhejiang Huayou Cobalt Co. Ltd. Class A	32,950	131,324
Zhejiang Narada Power Source Co. Ltd. Class A	29,000	63,755
Zhuhai CosMX Battery Co. Ltd. Class A	33,594	73,581
		7,087,514
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
AAC Technologies Holdings, Inc.	126,745	611,865
Accelink Technologies Co. Ltd. Class A	24,500	174,101
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	36,800	182,860
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,200	25,662
BOE Technology Group Co. Ltd. Class A	565,700	338,272
Castech, Inc. Class A	23,190	102,344
Chaozhou Three-Circle Group Co. Ltd. Class A	38,100	199,854
China Railway Signal & Communication Corp. Ltd. Class A	233,112	198,771
China Zhenhua Group Science & Technology Co. Ltd. Class A	13,000	74,673
Eoptolink Technology, Inc. Ltd. Class A	5,600	88,163
Foxconn Industrial Internet Co. Ltd. Class A	200,200	586,297
GoerTek, Inc. Class A	70,300	247,149
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	15,900	79,939
Security Description	Shares	Value
Hebei Sinopack Electronic Technology Co. Ltd. Class A	5,320	$37,964
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	28,000	49,429
Huagong Tech Co. Ltd. Class A	26,700	157,476
IRICO Display Devices Co. Ltd. Class A (a)	115,600	129,433
Kingboard Holdings Ltd.	130,999	315,020
Kingboard Laminates Holdings Ltd.	129,500	120,198
Lens Technology Co. Ltd. Class A	92,000	274,440
Lingyi iTech Guangdong Co. Class A	133,800	145,801
Luxshare Precision Industry Co. Ltd. Class A	107,463	596,634
Maxscend Microelectronics Co. Ltd. Class A	8,253	100,837
OFILM Group Co. Ltd. Class A (a)	89,900	146,701
Raytron Technology Co. Ltd. Class A	15,384	98,509
Sai Micro Electronics, Inc. Class A	32,000	74,884
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,746	99,116
Shengyi Technology Co. Ltd. Class A	52,000	170,347
Shennan Circuits Co. Ltd. Class A	15,020	255,738
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	59,100	89,437
Shenzhen Kaifa Technology Co. Ltd. Class A	47,200	122,541
Shenzhen Kinwong Electronic Co. Ltd. Class A	36,700	139,172
Sunny Optical Technology Group Co. Ltd.	110,000	974,968
SUPCON Technology Co. Ltd. Class A	20,073	135,807
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	59,600	237,052
TCL Technology Group Corp. Class A	414,030	283,671
Tianma Microelectronics Co. Ltd. Class A (a)	95,600	117,587
Unisplendour Corp. Ltd. Class A	57,676	218,637
Universal Scientific Industrial Shanghai Co. Ltd. Class A	70,600	158,673
Victory Giant Technology Huizhou Co. Ltd. Class A	26,600	152,502
Visionox Technology, Inc. Class A (a)	75,300	105,439
Wasion Holdings Ltd.	138,000	126,667
Wingtech Technology Co. Ltd. Class A	27,500	145,263
Wuhan Guide Infrared Co. Ltd. Class A	194,553	196,898
Wuhan Jingce Electronic Group Co. Ltd. Class A	4,800	42,040
WUS Printed Circuit Kunshan Co. Ltd. Class A	37,210	200,964

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
XGD, Inc. Class A	18,900	$55,762
Xiamen Faratronic Co. Ltd. Class A	5,400	87,471
Zhejiang Dahua Technology Co. Ltd. Class A	61,700	134,468
		9,407,496
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	562,000	43,409
China Oilfield Services Ltd. Class H	315,900	286,296
China Petroleum Engineering Corp. Class A	153,700	74,950
COFCO Capital Holdings Co. Ltd. Class A	61,400	111,986
Offshore Oil Engineering Co. Ltd. Class A	113,500	84,567
Sinopec Oilfield Service Corp. Class H (a)	820,000	68,615
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	27,100	136,543
		806,366
ENTERTAINMENT — 2.1%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	41,600	88,623
Alibaba Pictures Group Ltd. (a) (b)	2,690,000	164,490
Beijing Enlight Media Co. Ltd. Class A	80,400	103,382
China Film Co. Ltd. Class A	57,700	91,248
CTEG (a) (b) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR (b)	2,482	27,823
G-bits Network Technology Xiamen Co. Ltd. Class A	4,246	126,567
Giant Network Group Co. Ltd. Class A	64,400	111,317
HUYA, Inc. ADR	20,257	62,189
iDreamSky Technology Holdings Ltd. (a) (b) (c)	142,800	49,635
iQIYI, Inc. ADR (a) (b)	75,482	151,719
Kingnet Network Co. Ltd. Class A	50,400	93,434
Kingsoft Corp. Ltd.	156,200	676,643
Mango Excellent Media Co. Ltd. Class A	34,566	126,606
Maoyan Entertainment (a) (b) (c)	71,400	73,441
NetDragon Websoft Holdings Ltd.	60,500	79,598
NetEase Cloud Music, Inc. (a) (c)	10,550	155,100
NetEase, Inc.	259,500	4,623,459
Perfect World Co. Ltd. Class A	49,700	69,931
Sohu.com Ltd. ADR (a) (b)	5,726	75,469
Talkweb Information System Co. Ltd. Class A (a)	15,500	38,658
Tencent Music Entertainment Group ADR	99,268	1,126,692
Wanda Film Holding Co. Ltd. Class A (a)	71,500	118,233
Security Description	Shares	Value
XD, Inc. (a)	34,800	$112,671
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	32,500	46,305
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	106,700	83,424
Zx, Inc. (a)	17,800	16,613
		8,493,270
FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co. Ltd. Class A	278,900	137,902
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd.	163,000	118,977
Yeahka Ltd. (a) (b)	20,000	31,669
		288,548
FOOD PRODUCTS — 1.5%
Anjoy Foods Group Co. Ltd. Class A	6,092	67,612
China Feihe Ltd. (c)	471,000	330,454
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	468,220	1,058,444
COFCO Joycome Foods Ltd. (a) (b)	277,000	49,567
Foshan Haitian Flavouring & Food Co. Ltd. Class A	68,073	425,601
Fujian Sunner Development Co. Ltd. Class A	49,300	97,237
Guangdong Haid Group Co. Ltd. Class A	27,800	185,737
Health & Happiness H&H International Holdings Ltd. (b)	28,500	32,470
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	25,900	80,577
Henan Shuanghui Investment & Development Co. Ltd. Class A	50,300	177,864
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	79,600	327,226
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	27,793	83,362
Juewei Food Co. Ltd. Class A	5,200	11,645
Muyuan Foods Co. Ltd. Class A	72,546	379,850
New Hope Liuhe Co. Ltd. Class A (a)	83,400	102,013
Tingyi Cayman Islands Holding Corp.	303,844	395,845
Toly Bread Co. Ltd. Class A	62,280	55,990
Uni-President China Holdings Ltd.	239,400	240,696
Want Want China Holdings Ltd.	663,933	389,747
Weilong Delicious Global Holdings Ltd.	53,800	49,866
Wens Foodstuff Group Co. Ltd. Class A	82,400	185,306

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
WH Group Ltd. (c)	1,269,683	$982,343
Yihai International Holding Ltd.	71,000	137,833
Yihai Kerry Arawana Holdings Co. Ltd. Class A	18,100	80,398
		5,927,683
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings Ltd.	64,000	219,981
China Gas Holdings Ltd.	428,800	373,712
China Resources Gas Group Ltd.	142,100	562,513
Chongqing Gas Group Corp. Ltd. Class A	83,400	69,069
ENN Natural Gas Co. Ltd. Class A	31,200	92,136
Kunlun Energy Co. Ltd.	583,400	630,869
		1,948,280
GROUND TRANSPORTATION — 0.6%
ANE Cayman, Inc. (a)	89,000	91,659
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	601,900	505,034
Canggang Railway Ltd. (b)	288,000	71,926
China High Speed Railway Technology Co. Ltd. Class A (a)	355,454	140,409
Daqin Railway Co. Ltd. Class A	165,203	152,568
Full Truck Alliance Co. Ltd. ADR	104,612	1,131,902
Guangshen Railway Co. Ltd. Class H	524,000	145,706
		2,239,204
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
AK Medical Holdings Ltd. (b) (c)	94,000	58,690
Angelalign Technology, Inc. (b) (c)	9,400	71,275
APT Medical, Inc. Class A	1,603	81,297
Autobio Diagnostics Co. Ltd. Class A	15,800	93,920
Intco Medical Technology Co. Ltd. Class A	27,160	93,524
iRay Technology Co. Ltd. Class A	1,592	20,724
Jafron Biomedical Co. Ltd. Class A	6,755	26,996
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	26,182	130,134
Lifetech Scientific Corp. (a) (b)	306,000	54,756
Microport Cardioflow Medtech Corp. (a) (c)	47,000	4,114
Microport Scientific Corp. (a) (b)	119,811	98,558
Ovctek China, Inc. Class A	16,700	43,106
Qingdao Haier Biomedical Co. Ltd. Class A	7,058	33,841
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	438,800	259,847
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	32,500	39,788
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	14,800	514,064
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,500	149,585
Sinocare, Inc. Class A	22,700	79,805
Security Description	Shares	Value
Sonoscape Medical Corp. Class A	16,100	$64,453
Venus MedTech Hangzhou, Inc. Class H (a) (c) (d)	41,000	22,247
		1,940,724
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Aier Eye Hospital Group Co. Ltd. Class A	148,445	267,915
Chengdu Bright Eye Hospital Group Co. Ltd. Class A	5,700	36,414
China Meheco Group Co. Ltd. Class A	27,300	41,276
China National Accord Medicines Corp. Ltd. Class A	27,420	109,247
China Resources Medical Holdings Co. Ltd.	183,000	93,762
ClouDr Group Ltd. (a)	77,500	11,972
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	14,400	55,744
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	131,206
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,600	20,999
Gushengtang Holdings Ltd. (b)	15,800	68,749
Huadong Medicine Co. Ltd. Class A	37,900	178,620
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	53,200	97,662
Jinxin Fertility Group Ltd. (b) (c)	342,500	118,606
Jointown Pharmaceutical Group Co. Ltd. Class A	205,732	143,479
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	112,200	70,149
New Horizon Health Ltd. (a) (b) (c) (d)	47,500	43,232
Shanghai Pharmaceuticals Holding Co. Ltd. Class H (b)	171,300	278,298
Sinopharm Group Co. Ltd. Class H	208,800	572,537
Topchoice Medical Corp. Class A	10,225	61,839
		2,401,706
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co. Ltd. Class A	96,500	94,115
Yidu Tech, Inc. (a) (b) (c)	57,300	35,333
		129,448
HOTELS, RESTAURANTS & LEISURE — 6.5%
Atour Lifestyle Holdings Ltd. ADR	2,329	62,627
China Travel International Investment Hong Kong Ltd. (b)	956,000	123,070
H World Group Ltd.	217,400	727,657
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	591,000	42,606
Haidilao International Holding Ltd. (b) (c)	253,000	517,859

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Helens International Holdings Co. Ltd. (b)	74,500	$24,360
Jiumaojiu International Holdings Ltd. (b) (c)	159,000	70,208
Meituan Class B (a) (c)	812,981	15,876,675
Nayuki Holdings Ltd. (a)	95,500	16,720
Shanghai Jinjiang International Hotels Co. Ltd. Class A	33,110	121,138
Songcheng Performance Development Co. Ltd. Class A	79,600	100,726
Tongcheng Travel Holdings Ltd.	152,507	357,318
TravelSky Technology Ltd. Class H	160,000	214,213
Trip.com Group Ltd. (a)	80,225	5,576,954
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	134,000	17,250
Yum China Holdings, Inc.	54,261	2,613,752
		26,463,133
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co. Ltd. Class A	2,605	77,811
Chervon Holdings Ltd.	20,200	45,352
Ecovacs Robotics Co. Ltd. Class A	5,500	35,211
Edifier Technology Co. Ltd. Class A	28,100	63,155
Gree Electric Appliances, Inc. of Zhuhai Class A	70,400	435,835
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	12,700	25,948
Haier Smart Home Co. Ltd. Class A	99,200	384,693
Haier Smart Home Co. Ltd. Class H	325,200	1,151,269
Hangzhou GreatStar Industrial Co. Ltd.	33,100	145,854
Hangzhou Robam Appliances Co. Ltd. Class A	33,500	97,787
Hisense Home Appliances Group Co. Ltd. Class H (b)	57,000	180,144
Hisense Visual Technology Co. Ltd. Class A	28,700	77,951
Jason Furniture Hangzhou Co. Ltd. Class A	19,840	74,533
Joyoung Co. Ltd. Class A	57,954	81,782
JS Global Lifestyle Co. Ltd. (a) (c)	129,000	23,083
KingClean Electric Co. Ltd. Class A	28,160	86,879
Oppein Home Group, Inc. Class A	15,780	148,181
Shenzhen MTC Co. Ltd. Class A	246,600	194,149
Sichuan Changhong Electric Co. Ltd. Class A	117,300	154,185
Skyworth Group Ltd.	301,793	123,158
Zhejiang Supor Co. Ltd. Class A	18,265	132,382
		3,739,342
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.0% (e)
Blue Moon Group Holdings Ltd. (b) (c)	149,000	$59,462
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
Beijing Jingneng Clean Energy Co. Ltd. Class H	358,000	88,948
CGN New Energy Holdings Co. Ltd. (b)	174,000	53,535
CGN Power Co. Ltd. Class H (c)	1,855,000	680,585
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	460,000	123,173
China Longyuan Power Group Corp. Ltd. Class H	574,000	475,873
China National Nuclear Power Co. Ltd. Class A	244,100	346,791
China Power International Development Ltd.	745,000	304,025
China Resources Power Holdings Co. Ltd.	298,092	724,512
China Three Gorges Renewables Group Co. Ltd. Class A	362,000	215,479
China Yangtze Power Co. Ltd. Class A	288,500	1,161,231
Concord New Energy Group Ltd.	1,370,000	89,946
Datang International Power Generation Co. Ltd. Class H (b)	736,287	136,491
GCL Energy Technology Co. Ltd. Class A	51,800	54,753
GD Power Development Co. Ltd. Class A	231,600	144,484
Guangdong Electric Power Development Co. Ltd. Class A	94,500	58,310
Huadian Power International Corp. Ltd. Class H (b)	442,000	227,602
Huaneng Power International, Inc. Class A	61,300	56,528
Huaneng Power International, Inc. Class H (b)	678,129	373,637
SDIC Power Holdings Co. Ltd. Class A	90,700	205,330
Shanghai Electric Power Co. Ltd. Class A	51,700	64,577
Shenergy Co. Ltd. Class A	109,900	142,062
Sichuan Chuantou Energy Co. Ltd. Class A	87,000	204,420
Sichuan New Energy Power Co. Ltd. Class A	29,700	43,206
Xinyi Energy Holdings Ltd. (b)	317,711	32,311
Zhejiang Zheneng Electric Power Co. Ltd. Class A	243,700	187,883
		6,195,692
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A (a)	93,400	163,862
China Baoan Group Co. Ltd. Class A	39,300	48,981

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CITIC Ltd.	813,000	$963,926
CITIC Resources Holdings Ltd.	1,008,000	46,066
Shanghai Industrial Holdings Ltd.	118,000	179,857
		1,402,692
INSURANCE — 3.5%
China Life Insurance Co. Ltd. Class A	74,200	423,682
China Life Insurance Co. Ltd. Class H	1,100,040	2,078,874
China Pacific Insurance Group Co. Ltd. Class A	103,200	479,065
China Pacific Insurance Group Co. Ltd. Class H	365,400	1,185,394
China Reinsurance Group Corp. Class H	570,000	63,839
China Taiping Insurance Holdings Co. Ltd.	261,291	390,863
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	189,300	120,416
New China Life Insurance Co. Ltd. Class A	27,300	184,814
New China Life Insurance Co. Ltd. Class H	140,600	427,160
People's Insurance Co. Group of China Ltd. Class A	139,800	145,103
People's Insurance Co. Group of China Ltd. Class H	1,066,000	531,082
PICC Property & Casualty Co. Ltd. Class H	1,010,287	1,594,516
Ping An Insurance Group Co. of China Ltd. Class A	149,400	1,071,431
Ping An Insurance Group Co. of China Ltd. Class H (b)	915,600	5,427,864
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (c)	88,300	133,906
		14,258,009
INTERACTIVE MEDIA & SERVICES — 14.1%
Autohome, Inc. ADR	10,462	271,489
Baidu, Inc. Class A (a)	342,750	3,649,023
Bilibili, Inc. Class Z (a) (b)	37,480	685,143
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	23,916	184,392
JOYY, Inc. ADR (a)	7,355	307,807
Kanzhun Ltd. ADR (a)	51,424	709,651
Kuaishou Technology (a) (c)	385,100	2,049,947
Kunlun Tech Co. Ltd. Class A	16,600	87,008
Meitu, Inc. (b) (c)	443,500	169,568
Tencent Holdings Ltd.	914,215	49,076,996
Weibo Corp. ADR	10,783	102,978
Zhihu, Inc. ADR (a) (b)	13,231	46,838
		57,340,840
IT SERVICES — 0.4%
Beijing Ultrapower Software Co. Ltd. Class A	24,800	39,152
Security Description	Shares	Value
China TransInfo Technology Co. Ltd. Class A	73,800	$101,932
Chinasoft International Ltd. (b)	478,000	319,366
Digital China Group Co. Ltd. Class A	19,500	93,098
Digital China Holdings Ltd. (b)	156,000	66,272
GDS Holdings Ltd. Class A (a)	153,600	450,837
INESA Intelligent Tech, Inc. Class A	39,600	85,333
Isoftstone Information Technology Group Co. Ltd. Class A	15,600	124,753
Kingsoft Cloud Holdings Ltd. (a) (b)	306,000	234,780
Taiji Computer Corp. Ltd. Class A	18,200	58,704
Vnet Group, Inc. ADR (a) (b)	21,892	103,768
		1,677,995
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	62,200	73,286
Shanghai Yaoji Technology Co. Ltd. Class A	16,500	59,918
Zhejiang Cfmoto Power Co. Ltd. Class A	5,200	111,253
		244,457
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Genscript Biotech Corp. (a) (b)	142,000	179,878
Hangzhou Tigermed Consulting Co. Ltd. Class A	23,400	174,094
Hangzhou Tigermed Consulting Co. Ltd. Class H (b) (c)	5,100	20,222
Joinn Laboratories China Co. Ltd. Class A	16,129	36,535
Maccura Biotechnology Co. Ltd. Class A	10,700	19,239
Pharmaron Beijing Co. Ltd. Class A	46,900	164,180
Pharmaron Beijing Co. Ltd. Class H (b) (c)	5,650	10,256
Shanghai Medicilon, Inc. Class A (a)	1,939	7,968
WuXi AppTec Co. Ltd. Class A	57,584	431,713
WuXi AppTec Co. Ltd. Class H (b) (c)	37,500	272,755
Wuxi Biologics Cayman, Inc. (a) (c)	552,000	1,247,835
WuXi XDC Cayman, Inc. (a)	16,000	63,131
		2,627,806
MACHINERY — 1.8%
Anhui Heli Co. Ltd. Class A	28,300	68,037
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	16,000	21,968
China CSSC Holdings Ltd. Class A	69,000	337,975
China International Marine Containers Group Co. Ltd. Class H	172,890	120,409
CIMC Enric Holdings Ltd.	134,000	121,788
CRRC Corp. Ltd. Class A	539,300	615,587

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CRRC Corp. Ltd. Class H	262,000	$168,979
Dongguan Yiheda Automation Co. Ltd. Class A	15,500	52,191
First Tractor Co. Ltd. Class H (b)	154,000	142,344
Haitian International Holdings Ltd.	112,000	304,224
Hangcha Group Co. Ltd. Class A	38,340	93,428
Han's Laser Technology Industry Group Co. Ltd. Class A	37,500	127,699
Hefei Meiya Optoelectronic Technology, Inc. Class A	58,680	118,455
Jiangsu Hengli Hydraulic Co. Ltd. Class A	26,796	192,607
Keda Industrial Group Co. Ltd. Class A	38,900	41,329
Leader Harmonious Drive Systems Co. Ltd. Class A	3,754	55,255
Lonking Holdings Ltd.	681,000	132,379
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	5,100	13,275
Ningbo Deye Technology Co. Ltd. Class A	5,492	63,437
North Industries Group Red Arrow Co. Ltd. Class A	21,800	42,908
RongFa Nuclear Equipment Co. Ltd. Class A (a)	61,000	38,138
Sany Heavy Equipment International Holdings Co. Ltd. (b)	161,000	93,475
Sany Heavy Industry Co. Ltd. Class A	151,218	339,450
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	15,900	108,700
Shannon Semiconductor Technology Co. Ltd. Class A	15,900	61,703
Shenzhen Inovance Technology Co. Ltd. Class A	37,150	296,431
Siasun Robot & Automation Co. Ltd. Class A (a)	58,000	141,810
Sinotruk Hong Kong Ltd.	82,000	240,681
Weichai Power Co. Ltd. Class H	365,680	559,257
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	24,800	67,629
XCMG Construction Machinery Co. Ltd. Class A	275,800	297,908
Xi'an Bright Laser Technologies Co. Ltd. Class A	7,592	40,775
Yangzijiang Shipbuilding Holdings Ltd.	442,300	969,416
Yantai Eddie Precision Machinery Co. Ltd. Class A	9,400	21,626
Yutong Bus Co. Ltd. Class A	49,400	177,508
Zhejiang Dingli Machinery Co. Ltd. Class A	14,000	123,038
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	50,900	162,999
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	40,000	70,721
Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd. Class H	98,700	$416,759
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (b)	379,600	278,545
		7,340,843
MARINE — 0.6%
Antong Holdings Co. Ltd. Class A (a)	135,300	52,155
COSCO SHIPPING Holdings Co. Ltd. Class A	43,900	92,685
COSCO SHIPPING Holdings Co. Ltd. Class H	557,577	918,773
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	94,200	93,668
Hainan Strait Shipping Co. Ltd. Class A	86,600	77,264
LC Logistics, Inc.	10,000	33,793
Orient Overseas International Ltd.	21,000	311,163
Shanghai Zhonggu Logistics Co. Ltd. Class A	61,200	81,695
SITC International Holdings Co. Ltd.	194,000	516,970
Xingtong Shipping Co. Ltd. Class A	25,300	55,070
		2,233,236
MEDIA — 0.4%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	74,700	94,424
China Literature Ltd. (a) (c)	74,000	240,063
China Publishing & Media Co. Ltd. Class A	43,700	42,739
China Science Publishing & Media Ltd. Class A	16,100	44,694
China South Publishing & Media Group Co. Ltd. Class A	29,056	59,406
Chinese Universe Publishing & Media Group Co. Ltd. Class A	27,700	47,352
COL Group Co. Ltd. Class A (a)	17,600	58,806
Focus Media Information Technology Co. Ltd. Class A	196,300	187,971
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	49,800	78,280
NanJi E-Commerce Co. Ltd. Class A	164,000	98,291
People.cn Co. Ltd. Class A	18,600	55,839
Shandong Publishing & Media Co. Ltd. Class A	58,313	90,152
Southern Publishing & Media Co. Ltd. Class A	29,600	60,922
Wasu Media Holding Co. Ltd. Class A	134,800	132,202
Xinhua Winshare Publishing & Media Co. Ltd. Class H	96,000	145,830

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Xinhuanet Co. Ltd. Class A	15,400	$46,862
		1,483,833
METALS & MINING — 2.3%
Aluminum Corp. of China Ltd. Class H	872,000	504,030
Angang Steel Co. Ltd. Class H (a) (b)	505,435	95,648
Anhui Honglu Steel Construction Group Co. Ltd. Class A	27,730	67,724
Baoshan Iron & Steel Co. Ltd. Class A	278,200	265,259
China Gold International Resources Corp. Ltd. (a)	24,500	129,313
China Hongqiao Group Ltd.	347,500	526,085
China Nonferrous Mining Corp. Ltd.	157,000	105,907
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	71,300	206,087
China Rare Earth Resources & Technology Co. Ltd. Class A	21,100	80,618
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	614,700	120,570
Citic Pacific Special Steel Group Co. Ltd. Class A	49,900	77,554
CMOC Group Ltd. Class A	372,800	337,686
CMOC Group Ltd. Class H	450,000	304,134
Guangdong HEC Technology Holding Co. Ltd. Class A	119,300	183,463
Guangdong Hongda Holdings Group Co. Ltd. Class A	37,800	136,341
Guocheng Mining Co. Ltd. Class A	51,400	83,245
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	47,500	109,344
Hunan Valin Steel Co. Ltd. Class A	114,200	65,022
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	909,200	230,350
Inner Mongolia ERDOS Resources Co. Ltd. Class A	43,820	58,256
JCHX Mining Management Co. Ltd. Class A	15,400	76,145
Jiangxi Copper Co. Ltd. Class H	234,000	375,342
Jinduicheng Molybdenum Co. Ltd. Class A	61,200	83,862
Maanshan Iron & Steel Co. Ltd. Class A (a)	408,800	172,062
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	15,896
MMG Ltd. (a)	936,000	308,468
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	252,000	98,857
Shandong Gold Mining Co. Ltd. Class A	115,520	356,088
Security Description	Shares	Value
Shandong Nanshan Aluminum Co. Ltd. Class A	191,200	$101,831
Shanjin International Gold Co. Ltd. Class A	51,200	107,191
Shanxi Meijin Energy Co. Ltd. Class A (a)	131,000	80,475
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	111,300	52,758
Shenghe Resources Holding Co. Ltd. Class A	37,200	52,090
Shougang Fushan Resources Group Ltd.	555,136	179,377
Sinomine Resource Group Co. Ltd. Class A	7,320	35,396
Tiangong International Co. Ltd. (b)	106,000	25,654
Tianshan Aluminum Group Co. Ltd. Class A	76,200	81,686
Western Superconducting Technologies Co. Ltd. Class A	10,552	61,546
Xiamen Tungsten Co. Ltd. Class A	73,000	191,611
Xinxing Ductile Iron Pipes Co. Ltd. Class A	183,400	95,928
Xizang Zhufeng Resources Co. Ltd. Class A (a)	17,760	25,812
YongXing Special Materials Technology Co. Ltd. Class A	4,970	25,535
Youngy Co. Ltd. Class A	4,911	21,339
Yunnan Aluminium Co. Ltd. Class A	54,300	100,072
Zhaojin Mining Industry Co. Ltd. Class H (b)	236,000	332,978
Zhejiang Hailiang Co. Ltd. Class A	108,700	159,167
Zhongjin Gold Corp. Ltd. Class A	89,200	146,166
Zijin Mining Group Co. Ltd. Class A	222,200	457,626
Zijin Mining Group Co. Ltd. Class H	916,750	1,668,760
		9,176,354
OIL, GAS & CONSUMABLE FUELS — 2.9%
CGN Mining Co. Ltd. (b)	470,000	98,623
China Coal Energy Co. Ltd. Class H (b)	398,013	476,000
China Merchants Energy Shipping Co. Ltd. Class A	140,100	122,324
China Petroleum & Chemical Corp. Class A	425,200	386,888
China Petroleum & Chemical Corp. Class H	3,792,640	2,172,677
China Shenhua Energy Co. Ltd. Class A	103,300	611,794
China Shenhua Energy Co. Ltd. Class H	492,200	2,128,994
China Suntien Green Energy Corp. Ltd. Class H	365,000	172,916
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	321,800	257,674

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Guanghui Energy Co. Ltd. Class A	144,970	$132,895
Guizhou Panjiang Refined Coal Co. Ltd. Class A	111,431	77,257
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	48,500	129,351
Jizhong Energy Resources Co. Ltd. Class A	130,900	112,686
Oriental Energy Co. Ltd. Class A (a)	75,300	97,337
PetroChina Co. Ltd. Class A	561,436	683,680
PetroChina Co. Ltd. Class H	2,956,930	2,325,819
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	50,200	68,515
Shaanxi Coal Industry Co. Ltd. Class A	132,200	418,848
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	73,750	71,223
Shanxi Coking Coal Energy Group Co. Ltd. Class A	71,400	80,138
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	57,800	113,057
Sinopec Kantons Holdings Ltd.	338,000	213,209
United Energy Group Ltd. (b)	1,372,000	62,701
Yankuang Energy Group Co. Ltd. Class A	49,290	95,136
Yankuang Energy Group Co. Ltd. Class H (b)	419,304	483,110
		11,592,852
PERSONAL CARE PRODUCTS — 0.2%
Bloomage Biotechnology Corp. Ltd. Class A	4,150	28,852
By-health Co. Ltd. Class A	46,600	76,487
Giant Biogene Holding Co. Ltd. (c)	64,400	413,694
Hengan International Group Co. Ltd.	98,000	283,228
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,500	31,982
		834,243
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	422,000	130,925
Nine Dragons Paper Holdings Ltd. (a) (b)	346,000	140,307
Shandong Chenming Paper Holdings Ltd. Class A (a)	181,400	75,362
		346,594
PHARMACEUTICALS — 1.8%
Asymchem Laboratories Tianjin Co. Ltd. Class A	13,100	135,773
Beijing Tong Ren Tang Co. Ltd. Class A	21,000	116,106
Belite Bio, Inc. ADR (a) (b)	1,520	95,912
Changchun High-Tech Industry Group Co. Ltd. Class A	4,900	66,370
Security Description	Shares	Value
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	36,300	$96,912
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd.	208,300	202,456
China Resources Pharmaceutical Group Ltd. (c)	316,000	231,876
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	26,000	157,031
China Shineway Pharmaceutical Group Ltd.	126,000	156,528
Chongqing Taiji Industry Group Co. Ltd. Class A	13,900	46,804
Consun Pharmaceutical Group Ltd.	155,000	162,623
CSPC Pharmaceutical Group Ltd.	1,308,240	805,024
Dong-E-E-Jiao Co. Ltd. Class A	15,400	131,565
Hansoh Pharmaceutical Group Co. Ltd. (c)	138,000	306,984
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	26,600	105,364
Humanwell Healthcare Group Co. Ltd. Class A	48,500	154,455
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	88,978	556,302
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	23,500	77,944
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	99,804	153,210
Livzon Pharmaceutical Group, Inc. Class A	33,300	172,363
Luye Pharma Group Ltd. (a) (b) (c)	386,000	107,830
Ocumension Therapeutics (a) (c)	77,500	44,896
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	26,000	55,637
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	47,600	161,120
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	53,500	97,248
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	4,928	46,840
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (a)	59,900	87,221
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	40,600	171,049
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,800	60,625
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	38,300	156,142
Sihuan Pharmaceutical Holdings Group Ltd.	449,000	38,149
Simcere Pharmaceutical Group Ltd. (b) (c)	159,000	145,328
Sino Biopharmaceutical Ltd.	1,625,250	669,520

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SSY Group Ltd.	320,332	$147,218
Structure Therapeutics, Inc. ADR (a) (b)	7,427	201,420
Tong Ren Tang Technologies Co. Ltd. Class H (b)	155,000	103,560
United Laboratories International Holdings Ltd.	162,000	257,767
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	73,200	90,087
Yifan Pharmaceutical Co. Ltd. Class A	71,100	103,820
Yunnan Baiyao Group Co. Ltd. Class A	26,269	214,510
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	9,200	268,801
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	49,700	120,975
		7,281,365
PROFESSIONAL SERVICES — 0.0% (e)
FESCO Group Co. Ltd. Class A	27,100	71,428
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
A-Living Smart City Services Co. Ltd. (b) (c)	166,750	61,179
Beijing Capital Development Co. Ltd. Class A (a)	174,800	62,620
Beijing North Star Co. Ltd. Class A	407,300	103,191
C&D International Investment Group Ltd. (b)	86,793	145,922
China Green Electricity Investment of Tianjin Co. Ltd. Class A	29,700	36,895
China Jinmao Holdings Group Ltd. (b)	1,154,718	145,679
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	138,719	193,487
China Overseas Grand Oceans Group Ltd.	254,557	58,003
China Overseas Land & Investment Ltd.	570,862	911,269
China Overseas Property Holdings Ltd.	292,620	192,871
China Resources Land Ltd.	437,055	1,268,751
China Resources Mixc Lifestyle Services Ltd. (c)	114,800	427,104
China Vanke Co. Ltd. Class A (a)	156,910	155,168
China Vanke Co. Ltd. Class H (a) (b)	332,964	226,750
Country Garden Services Holdings Co. Ltd.	371,000	263,637
ESR Group Ltd. (c)	338,800	520,764
Evergrande Property Services Group Ltd. (a) (c)	483,000	46,634
Gemdale Corp. Class A	120,700	72,011
Grandjoy Holdings Group Co. Ltd. Class A (a)	191,600	79,339
Greentown China Holdings Ltd. (b)	181,500	216,362
Greentown Service Group Co. Ltd.	310,000	152,846
Security Description	Shares	Value
Hainan Airport Infrastructure Co. Ltd. Class A (a)	204,600	$105,345
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	51,800	60,750
Hopson Development Holdings Ltd. (a)	172,377	69,013
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	212,600	8,109
KE Holdings, Inc. ADR	103,584	1,908,017
Longfor Group Holdings Ltd. (b) (c)	289,753	373,011
LVGEM China Real Estate Investment Co. Ltd. (a) (b)	416,000	22,492
Poly Developments & Holdings Group Co. Ltd. Class A	189,300	228,454
Poly Property Group Co. Ltd. (b)	620,784	123,071
Poly Property Services Co. Ltd. Class H (b)	9,600	37,570
Red Star Macalline Group Corp. Ltd. Class A (a)	138,860	60,715
RiseSun Real Estate Development Co. Ltd. Class A (a)	155,500	34,949
Seazen Group Ltd. (a) (b)	587,809	137,721
Seazen Holdings Co. Ltd. Class A (a)	50,900	82,921
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	96,000	145,147
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	92,200	123,578
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	26,400	96,373
Shenzhen Investment Ltd.	702,565	78,686
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	94,300	30,571
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	207,100	75,319
Shoucheng Holdings Ltd. (b)	312,000	43,378
Sino-Ocean Group Holding Ltd. (a) (b)	1,311,712	41,709
SOHO China Ltd. (a)	357,500	31,756
Sunac China Holdings Ltd. (a) (b)	762,000	227,581
Sunac Services Holdings Ltd. (b) (c)	203,000	43,381
Xiangcai Co. Ltd. Class A	73,300	71,887
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd. (a) (b)	201,700	97,583
Yuexiu Property Co. Ltd. (b)	262,900	172,267
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	28,095
		9,899,931
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
3peak, Inc. Class A (a)	1,830	23,057

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ACM Research Shanghai, Inc. Class A	3,726	$50,753
Advanced Micro-Fabrication Equipment, Inc. China Class A	9,860	254,051
Amlogic Shanghai Co. Ltd. Class A (a)	8,574	80,210
Cambricon Technologies Corp. Ltd. Class A (a)	6,155	551,657
China Resources Microelectronics Ltd. Class A	13,105	84,237
Daqo New Energy Corp. ADR (a) (b)	9,004	175,038
Flat Glass Group Co. Ltd. Class A	29,040	77,886
Flat Glass Group Co. Ltd. Class H (b)	47,000	66,072
GalaxyCore, Inc. Class A	43,575	79,772
GCL Technology Holdings Ltd. (a) (b)	3,094,000	430,168
GigaDevice Semiconductor, Inc. Class A (a)	15,925	231,668
Hainan Drinda New Energy Technology Co. Ltd. Class A	5,000	34,802
Hangzhou Chang Chuan Technology Co. Ltd. Class A	16,400	98,581
Hangzhou First Applied Material Co. Ltd. Class A	38,149	76,906
Hangzhou Lion Microelectronics Co. Ltd. Class A	16,000	53,984
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	16,600	58,834
Hoyuan Green Energy Co. Ltd. Class A	4,924	10,899
Hua Hong Semiconductor Ltd. (b) (c)	88,000	245,264
Hwatsing Technology Co. Ltd. Class A	3,916	86,940
Ingenic Semiconductor Co. Ltd. Class A	5,100	47,377
JA Solar Technology Co. Ltd. Class A	50,478	94,541
JCET Group Co. Ltd. Class A	29,500	164,186
Jiangsu Pacific Quartz Co. Ltd. Class A	5,100	19,958
Jinko Solar Co. Ltd. Class A	90,018	87,179
JinkoSolar Holding Co. Ltd. ADR (b)	6,042	150,446
Kingsemi Co. Ltd. Class A	4,086	46,545
Konfoong Materials International Co. Ltd. Class A	4,900	46,354
LONGi Green Energy Technology Co. Ltd. Class A	110,120	235,645
Loongson Technology Corp. Ltd. Class A (a)	6,576	118,487
Montage Technology Co. Ltd. Class A	20,729	191,718
National Silicon Industry Group Co. Ltd. Class A	45,716	117,193
Security Description	Shares	Value
NAURA Technology Group Co. Ltd. Class A	5,300	$282,272
Piotech, Inc. Class A	3,935	82,366
Productive Technologies Co. Ltd. (a)	528,000	14,818
Qingdao Gaoce Technology Co. Ltd. Class A	14,543	22,147
Risen Energy Co. Ltd. Class A	22,000	35,900
Rockchip Electronics Co. Ltd. Class A	7,500	112,436
Sanan Optoelectronics Co. Ltd. Class A	71,000	117,697
SG Micro Corp. Class A	9,525	106,103
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	28,700	43,080
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	9,990	52,239
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	58,000	112,895
Shenzhen Goodix Technology Co. Ltd. Class A	10,300	112,996
Shenzhen SC New Energy Technology Corp. Class A	5,500	47,355
StarPower Semiconductor Ltd. Class A	9,760	119,409
Suzhou Maxwell Technologies Co. Ltd. Class A	4,934	70,668
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	73,950	89,346
Tianshui Huatian Technology Co. Ltd. Class A	49,600	78,438
TongFu Microelectronics Co. Ltd. Class A	36,900	148,525
Tongwei Co. Ltd. Class A	70,500	212,321
Trina Solar Co. Ltd. Class A	32,630	85,781
Unigroup Guoxin Microelectronics Co. Ltd. Class A	16,099	141,155
Vanchip Tianjin Technology Co. Ltd. Class A	6,785	30,924
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	10,139	72,409
Will Semiconductor Co. Ltd. Shanghai Class A	15,940	226,697
Wuhan Dr. Laser Technology Corp. Ltd. Class A	5,040	43,648
Wuxi Autowell Technology Co. Ltd. Class A	4,019	23,709
Xinjiang Daqo New Energy Co. Ltd. Class A	16,421	53,995
Xinyi Solar Holdings Ltd. (b)	751,162	303,639
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	26,700	116,016
		7,049,392
SOFTWARE — 0.8%
360 Security Technology, Inc. Class A	100,700	141,966

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Agora, Inc. ADR (a) (b)	10,893	$45,315
AInnovation Technology Group Co. Ltd. (a) (c)	34,400	25,774
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	16,400	52,273
Beijing Kingsoft Office Software, Inc. Class A	6,334	247,088
Beijing Shiji Information Technology Co. Ltd. Class A	61,340	59,656
Bit Digital, Inc. (a)	18,130	53,121
CETC Cyberspace Security Technology Co. Ltd. Class A	33,800	74,814
China National Software & Service Co. Ltd. Class A (a)	16,900	107,480
Empyrean Technology Co. Ltd. Class A	5,700	94,023
Genimous Technology Co. Ltd. Class A (a)	80,400	92,649
Hundsun Technologies, Inc. Class A	32,491	123,874
Iflytek Co. Ltd. Class A	36,600	240,892
Jiangsu Hoperun Software Co. Ltd. Class A (a)	17,500	119,257
Kingdee International Software Group Co. Ltd. (a)	460,000	505,127
Linklogis, Inc. Class B (b) (c)	163,500	35,992
Ming Yuan Cloud Group Holdings Ltd. (b)	155,000	52,678
NavInfo Co. Ltd. Class A (a)	83,000	108,986
Newland Digital Technology Co. Ltd. Class A	15,898	43,202
Qi An Xin Technology Group, Inc. Class A (a)	15,447	56,452
Sangfor Technologies, Inc. Class A	11,000	86,004
Shanghai Baosight Software Co. Ltd. Class A	61,885	246,646
Shenzhen Fortune Trend Technology Co. Ltd. Class A	3,620	84,318
Thunder Software Technology Co. Ltd. Class A	9,100	73,826
Topsec Technologies Group, Inc. Class A	83,700	73,536
Tuya, Inc. ADR	29,196	52,261
Venustech Group, Inc. Class A	29,100	62,707
Weimob, Inc. (a) (b) (c)	302,000	127,130
Yonyou Network Technology Co. Ltd. Class A (a)	61,840	90,383
		3,177,430
SPECIALTY RETAIL — 0.6%
ATRenew, Inc. ADR (a)	28,661	82,544
Beijing Caishikou Department Store Co. Ltd. Class A	57,900	89,514
China Meidong Auto Holdings Ltd.	112,000	33,306
China Tourism Group Duty Free Corp. Ltd. Class A	29,500	269,263
China Tourism Group Duty Free Corp. Ltd. Class H (c)	15,300	104,587
Security Description	Shares	Value
China Yongda Automobiles Services Holdings Ltd.	183,000	$61,016
EEKA Fashion Holdings Ltd. (b)	26,500	29,475
HLA Group Corp. Ltd. Class A	102,400	104,611
Pop Mart International Group Ltd. (c)	98,400	1,135,636
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	158,283	138,631
Topsports International Holdings Ltd. (c)	357,000	136,955
Zhongsheng Group Holdings Ltd.	129,000	231,829
		2,417,367
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Anker Innovations Technology Co. Ltd. Class A	5,660	75,277
Canaan, Inc. ADR (a) (b)	31,176	63,911
China Greatwall Technology Group Co. Ltd. Class A (a)	70,900	140,709
IEIT Systems Co. Ltd. Class A	26,040	184,016
Legend Holdings Corp. Class H (a) (c)	62,700	64,250
Lenovo Group Ltd.	984,000	1,276,877
Ninestar Corp. Class A (a)	19,200	73,672
Shenzhen Longsys Electronics Co. Ltd. Class A	5,200	60,914
Shenzhen Transsion Holdings Co. Ltd. Class A	17,452	225,831
Tsinghua Tongfang Co. Ltd. Class A (a)	84,500	81,836
Xiaomi Corp. Class B (a) (c)	2,150,000	9,548,851
		11,796,144
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
361 Degrees International Ltd.	155,000	84,604
ANTA Sports Products Ltd.	179,000	1,793,929
Biem.L.Fdlkk Garment Co. Ltd. Class A	18,200	53,077
Bosideng International Holdings Ltd.	562,000	280,712
China Dongxiang Group Co. Ltd.	1,271,000	57,267
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	108,000	31,282
Lao Feng Xiang Co. Ltd. Class A	20,100	148,584
Li Ning Co. Ltd.	371,707	787,634
Shenzhou International Group Holdings Ltd.	120,500	961,772
Xtep International Holdings Ltd.	237,746	172,618
Zhejiang Semir Garment Co. Ltd. Class A	116,700	111,590
		4,483,069
TOBACCO — 0.2%
RLX Technology, Inc. ADR	122,114	263,766
Smoore International Holdings Ltd. (b) (c)	324,000	554,741
		818,507

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	5,900	$21,361
Bohai Leasing Co. Ltd. Class A (a)	342,700	175,983
COSCO SHIPPING Development Co. Ltd. Class H	745,500	99,810
Huitongda Network Co. Ltd. Class H (a) (b) (c)	15,700	38,402
Jiangsu Guotai International Group Co. Ltd. Class A	120,120	119,768
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	76,500	124,105
Shanxi Coal International Energy Group Co. Ltd. Class A	38,200	61,555
Xiamen C & D, Inc. Class A	90,300	129,395
ZKH Group Ltd. ADR (a)	11,328	39,761
		810,140
TRANSPORTATION INFRASTRUCTURE — 0.7%
Anhui Expressway Co. Ltd. Class H	110,000	151,803
Beijing Capital International Airport Co. Ltd. Class H (a)	365,939	131,905
China Merchants Port Holdings Co. Ltd.	213,185	379,827
COSCO SHIPPING International Hong Kong Co. Ltd.	230,000	126,134
COSCO SHIPPING Ports Ltd.	163,527	96,837
Guangzhou Baiyun International Airport Co. Ltd. Class A	61,600	80,550
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	47,000	55,665
Jiangsu Expressway Co. Ltd. Class H	270,795	299,103
Qingdao Port International Co. Ltd. Class H (b) (c)	209,000	172,195
Shanghai International Airport Co. Ltd. Class A	36,400	169,320
Shanghai International Port Group Co. Ltd. Class A	255,000	212,572
Shenzhen Expressway Corp. Ltd. Class H	146,000	137,581
Shenzhen International Holdings Ltd.	282,152	263,339
Sichuan Expressway Co. Ltd. Class H	312,000	141,782
Yuexiu Transport Infrastructure Ltd.	110,000	54,519
Zhejiang Expressway Co. Ltd. Class H	305,400	219,773
		2,692,905
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd. (b)	726,000	234,587
Chengdu Xingrong Environment Co. Ltd. Class A	60,800	62,858
China Water Affairs Group Ltd.	104,000	68,415
Security Description	Shares	Value
Chongqing Water Group Co. Ltd. Class A	97,500	$65,075
Guangdong Investment Ltd.	458,000	395,623
Luenmei Quantum Co. Ltd. Class A	52,600	41,054
		867,612
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	383,000	277,018
FingerMotion, Inc. (a)	5,825	6,990
		284,008
TOTAL COMMON STOCKS (Cost $623,987,284)		403,250,056
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	697,575	697,575
State Street Navigator Securities Lending Portfolio II (h) (i)	15,675,828	15,675,828
TOTAL SHORT-TERM INVESTMENTS (Cost $16,373,403)		16,373,403
TOTAL INVESTMENTS — 103.4% (Cost $640,360,687)		419,623,459
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(13,900,186)
NET ASSETS — 100.0%		$405,723,273
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.7% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $101,683, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	13	01/17/2025	$689,520	$690,105	$585
MSCI China Net Total Return USD Index (long)	77	03/21/2025	1,974,049	1,955,731	(18,318)
					$(17,733)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$402,945,644	$202,729	$101,683	$403,250,056
Short-Term Investments	16,373,403	—	—	16,373,403
TOTAL INVESTMENTS	$419,319,047	$202,729	$101,683	$419,623,459
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$585	$—	$—	$585
Futures Contracts - Unrealized Depreciation	(18,318)	—	—	(18,318)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(17,733)	$—	$—	$(17,733)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,460,291	$1,460,291	$20,170,781	$20,933,497	$—	$—	697,575	$697,575	$29,661
State Street Navigator Securities Lending Portfolio II	8,351,303	8,351,303	23,538,371	16,213,846	—	—	15,675,828	15,675,828	85,490
Total		$9,811,594	$43,709,152	$37,147,343	$—	$—		$16,373,403	$115,151
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.5%
ARGENTINA — 0.0% (a)
Vista Energy SAB de CV ADR (b)	83,133	$4,498,327
BRAZIL — 4.2%
Afya Ltd. Class A (b) (c)	19,956	316,901
Allos SA	698,534	2,047,711
Ambev SA ADR	5,675,505	10,499,684
Anima Holding SA	132,953	34,003
Armac Locacao Logistica E Servicos SA	39,848	32,444
Auren Energia SA	134,719	191,245
Azul SA Preference Shares (b)	184,310	105,612
Azzas 2154 SA	25,548	122,326
B3 SA - Brasil Bolsa Balcao	7,822,259	13,066,959
Banco Bradesco SA	1,141,467	1,965,928
Banco Bradesco SA ADR (c)	7,218,755	13,787,822
Banco BTG Pactual SA	1,075,585	4,735,614
Banco do Brasil SA	3,464,327	13,553,709
Banco Pan SA Preference Shares	734,665	753,948
Banco Santander Brasil SA	73,651	283,977
BB Seguridade Participacoes SA	1,028,229	6,021,727
Bradespar SA Preference Shares	748,622	2,009,138
Braskem SA Class A, ADR (b) (c)	239,027	922,644
Brava Energia	195,385	743,860
BRF SA ADR (c)	1,054,379	4,291,323
CCR SA	1,032,496	1,699,699
Centrais Eletricas Brasileiras SA ADR (c)	1,370,336	7,838,322
CI&T, Inc. Class A (b) (c)	35,291	214,216
Cia Brasileira de Aluminio (b)	1,014	770
Cia Brasileira de Distribuicao ADR (b)	459,112	148,982
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	631,354	9,044,381
Cia Energetica de Minas Gerais ADR (c)	5,242,770	9,279,703
Cia Siderurgica Nacional SA ADR (c)	1,233,191	1,775,795
Cogna Educacao SA (b)	2,562,395	452,101
Cosan SA	1,596,359	2,108,547
CVC Brasil Operadora e Agencia de Viagens SA (b)	171,971	38,415
Cyrela Brazil Realty SA Empreendimentos e Participacoes	895,926	2,458,128
Desktop SA (d)	48,305	81,787
Dexco SA	984,939	950,207
Diagnosticos da America SA (b)	120,566	37,080
Embraer SA (b)	1,388,284	12,626,995
Eneva SA (b)	2,078,418	3,542,615
Security Description	Shares	Value
Engie Brasil Energia SA	161,963	$930,694
Equatorial Energia SA	675,677	2,996,763
Gerdau SA ADR (c)	2,308,325	6,647,976
Hapvida Participacoes e Investimentos SA (b) (d)	5,069,817	1,830,037
Hypera SA	272,126	796,840
Inter & Co., Inc. BDR	137,511	576,278
IRB-Brasil Resseguros SA (b)	37,930	260,629
Itau Unibanco Holding SA ADR	6,486,575	32,173,412
Itausa SA Preference Shares	10,580,186	15,122,259
Kepler Weber SA	88,596	133,514
Klabin SA	663,279	2,490,846
Localiza Rent a Car SA	787,730	4,105,782
Lojas Renner SA	2,003,471	3,930,504
LWSA SA (d)	192,191	103,284
Magazine Luiza SA (b)	373,963	393,464
Marcopolo SA Preference Shares	875,804	1,046,227
Marfrig Global Foods SA	497,651	1,371,836
Metalurgica Gerdau SA Preference Shares	2,446,820	4,059,649
Mills Locacao Servicos e Logistica SA	41,080	56,987
Minerva SA (b)	51,377	42,330
MMX Mineracao e Metalicos SA (b) (e)	20,968	—
MRV Engenharia e Participacoes SA (b)	200,074	171,968
Natura & Co. Holding SA	1,175,498	2,427,925
Nexa Resources SA (b)	32,216	283,501
NU Holdings Ltd. Class A (b)	3,267,597	33,852,305
Odontoprev SA	29,857	52,485
Oi SA ADR (b) (c)	208	31
Pagseguro Digital Ltd. Class A (b) (c)	228,427	1,429,953
Pet Center Comercio e Participacoes SA	176,021	115,964
Petroleo Brasileiro SA ADR (c) (f)	2,759,924	32,677,500
Petroleo Brasileiro SA ADR (f)	2,074,221	26,674,482
Petroreconcavo SA	23,714	62,223
Positivo Tecnologia SA	51,019	42,778
PRIO SA (b)	722,749	4,697,164
Raia Drogasil SA	1,260,850	4,490,025
Rede D'Or Sao Luiz SA (d)	997,916	4,106,125
Rumo SA	1,152,000	3,326,672
Sendas Distribuidora SA (b)	815,289	742,989
Sitios Latinoamerica SAB de CV (b) (c) (f)	1,110,543	178,390
Sitios Latinoamerica SAB de CV (b) (c) (f)	348,583	52,976
StoneCo Ltd. Class A (b) (c)	275,857	2,198,580
Suzano SA	392,112	3,921,215
Suzano SA ADR	372,285	3,767,524
Telefonica Brasil SA	844,692	6,394,821
TIM SA ADR (c)	441,201	5,188,524

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
TOTVS SA	407,154	$1,762,971
Ultrapar Participacoes SA	1,112,642	2,860,017
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (c)	1,562,348	1,445,953
Vale SA	201,373	1,778,110
Vale SA ADR	4,102,166	36,386,212
Vasta Platform Ltd. (b) (c)	180	360
Vibra Energia SA	982,638	2,837,599
VTEX Class A (b)	149,961	883,270
WEG SA	2,020,789	17,261,189
XP, Inc. BDR	54,226	643,478
YDUQS Participacoes SA	489,960	678,093
		410,247,001
CAYMAN ISLANDS — 0.0% (a)
Gracell Biotechnologies, Inc. ADR (b) (c)	1,110	56
CHILE — 0.4%
Banco de Chile	20,525,787	2,333,215
Banco Santander Chile	7,885,488	375,037
CAP SA (b)	10,068	53,249
Cencosud SA	144,626	319,929
Cia Sud Americana de Vapores SA	3,335,277	180,090
Empresas Copec SA	850,771	5,200,309
Enel Americas SA	44,609,669	3,913,621
Enel Chile SA ADR	1,918,054	5,523,995
Falabella SA (b)	2,189,146	7,737,209
Latam Airlines Group SA	142,068,283	1,961,336
Parque Arauco SA	3,787,601	6,051,250
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	185,573	6,829,362
		40,478,602
CHINA — 29.8%
17 Education & Technology Group, Inc. ADR (b)	240	379
360 Security Technology, Inc. Class A	742,900	1,047,336
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,110,030	2,364,758
3peak, Inc. Class A (b)	18,126	228,380
3SBio, Inc. (d)	1,240,000	970,552
AAC Technologies Holdings, Inc.	1,278,132	6,170,219
Accelink Technologies Co. Ltd. Class A	40,800	289,932
ACM Research Shanghai, Inc. Class A	24,722	336,743
Acrobiosystems Co. Ltd. Class A	32,850	197,507
Addsino Co. Ltd. Class A (b)	493,100	490,984
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	256,190
Security Description	Shares	Value
Advanced Micro-Fabrication Equipment, Inc. China Class A	76,087	$1,960,446
Advanced Technology & Materials Co. Ltd. Class A	242,300	367,996
AECC Aero Science & Technology Co. Ltd. Class A (b)	184,100	497,771
AECC Aviation Power Co. Ltd. Class A	350,400	1,978,353
Agile Group Holdings Ltd. (b) (c)	4,195,626	399,689
Agora, Inc. ADR (b) (c)	73,572	306,060
Agricultural Bank of China Ltd. Class A	11,787,000	8,573,531
Agricultural Bank of China Ltd. Class H	37,043,216	21,125,451
Aier Eye Hospital Group Co. Ltd. Class A	704,617	1,271,699
AIM Vaccine Co. Ltd. (b) (c)	42,000	33,198
AIMA Technology Group Co. Ltd. Class A	165,414	924,236
AInnovation Technology Group Co. Ltd. (b) (d)	64,800	48,550
Air China Ltd. Class H (b) (c)	4,401,443	2,918,071
Airtac International Group	82,669	2,128,220
AK Medical Holdings Ltd. (c) (d)	334,000	208,536
Akeso, Inc. (b) (d)	444,000	3,469,487
Alibaba Group Holding Ltd.	17,027,100	180,618,186
Alibaba Health Information Technology Ltd. (b) (c)	4,342,000	1,855,759
All Winner Technology Co. Ltd. Class A	61,940	327,017
Alpha Group Class A (b)	747,800	881,083
Alphamab Oncology (b) (c) (d)	228,000	102,730
Aluminum Corp. of China Ltd. Class H	9,545,495	5,517,450
Amlogic Shanghai Co. Ltd. Class A (b)	43,500	406,944
An Hui Wenergy Co. Ltd. Class A	464,600	500,577
Andon Health Co. Ltd. Class A	27,500	152,755
ANE Cayman, Inc. (b)	330,000	339,858
Angang Steel Co. Ltd. Class H (b) (c)	5,243,231	992,224
Angelalign Technology, Inc. (c) (d)	19,000	144,066
Anhui Conch Cement Co. Ltd. Class A	220,400	713,902
Anhui Conch Cement Co. Ltd. Class H (c)	2,165,010	5,540,767
Anhui Construction Engineering Group Co. Ltd. Class A	739,300	481,353
Anhui Guangxin Agrochemical Co. Ltd. Class A	823,464	1,351,596

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Anhui Gujing Distillery Co. Ltd. Class A	32,600	$769,540
Anhui Gujing Distillery Co. Ltd. Class B	228,900	3,300,625
Anhui Honglu Steel Construction Group Co. Ltd. Class A	168,140	410,645
Anhui Huaheng Biotechnology Co. Ltd. Class A	29,305	128,572
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	804,900	594,233
Anhui Jinhe Industrial Co. Ltd. Class A	220,000	684,138
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	87,123
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,240,640	1,531,049
Anhui Yingjia Distillery Co. Ltd. Class A	86,700	637,009
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	37,376	709,490
Anjoy Foods Group Co. Ltd. Class A	65,900	731,394
Anker Innovations Technology Co. Ltd. Class A	7,670	102,009
ANTA Sports Products Ltd.	1,504,706	15,080,087
Aoshikang Technology Co. Ltd. Class A	60,300	198,029
Aotecar New Energy Technology Co. Ltd. Class A	283,293	117,693
Apeloa Pharmaceutical Co. Ltd. Class A	446,300	988,468
APT Medical, Inc. Class A	19,158	971,613
Archermind Technology Nanjing Co. Ltd. Class A	13,650	89,990
Arcsoft Corp. Ltd. Class A	75,513	396,619
Ascentage Pharma Group International (b) (c) (d)	151,800	888,176
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (b)	51,100	140,322
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	266,986
ATRenew, Inc. ADR (b)	175,464	505,338
Autel Intelligent Technology Corp. Ltd. Class A	80,880	431,419
Autohome, Inc. ADR	69,006	1,790,706
Avary Holding Shenzhen Co. Ltd. Class A	217,700	1,081,754
AVIC Chengdu UAS Co. Ltd. Class A	61,231	335,951
AVIC Industry-Finance Holdings Co. Ltd. Class A	404,800	200,153
AviChina Industry & Technology Co. Ltd. Class H (c)	4,947,000	2,458,232
Security Description	Shares	Value
Bafang Electric Suzhou Co. Ltd. Class A	36,566	$118,641
Baidu, Inc. Class A (b)	2,573,759	27,401,035
Bank of China Ltd. Class A	3,844,000	2,885,029
Bank of China Ltd. Class H	94,824,074	48,462,152
Bank of Communications Co. Ltd. Class A	1,827,200	1,933,848
Bank of Communications Co. Ltd. Class H	28,935,841	23,802,937
Bank of Ningbo Co. Ltd. Class A	504,990	1,672,180
Baoshan Iron & Steel Co. Ltd. Class A	1,254,600	1,196,241
BBMG Corp. Class H	2,158,000	222,247
BeiGene Ltd. (b)	939,153	13,202,390
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	182,406	322,003
Beijing Baination Pictures Co. Ltd. Class A (b)	229,500	157,241
Beijing BDStar Navigation Co. Ltd. Class A	231,000	835,080
Beijing Capital International Airport Co. Ltd. Class H (b)	5,417,490	1,952,764
Beijing Certificate Authority Co. Ltd. Class A (b)	21,150	90,517
Beijing Changjiu Logistics Corp. Class A	155,700	157,789
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	46,526	81,119
Beijing Compass Technology Development Co. Ltd. Class A (b)	26,600	347,650
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	151,462
Beijing Dabeinong Technology Group Co. Ltd. Class A	715,300	421,882
Beijing Easpring Material Technology Co. Ltd. Class A	314,900	1,727,736
Beijing E-Hualu Information Technology Co. Ltd. Class A (b)	26,500	84,465
Beijing Enterprises Holdings Ltd.	1,246,000	4,282,752
Beijing Enterprises Water Group Ltd. (c)	9,906,000	3,200,852
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,557,348	1,111,558
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	19,466	277,082
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (b)	98,700	135,517
Beijing Jingyuntong Technology Co. Ltd. Class A	245,100	101,826
Beijing Kingsoft Office Software, Inc. Class A	38,403	1,498,091

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Beijing Oriental Jicheng Co. Ltd. Class A	268,800	$995,162
Beijing Relpow Technology Co. Ltd. Class A	56,898	86,802
Beijing Shiji Information Technology Co. Ltd. Class A	535,446	520,750
Beijing Shougang Co. Ltd. Class A	145,800	60,572
Beijing Shunxin Agriculture Co. Ltd. Class A (b)	26,900	71,340
Beijing SL Pharmaceutical Co. Ltd. Class A	471,050	479,295
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	55,759	286,333
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	52,460	151,703
Beijing Tongtech Co. Ltd. Class A (b)	609,800	1,253,406
Beijing Ultrapower Software Co. Ltd. Class A	98,300	155,186
Beijing United Information Technology Co. Ltd. Class A	74,045	268,081
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	49,344	473,579
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	54,778
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	156,971
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	549,800	461,318
Bengang Steel Plates Co. Ltd. Class A (b)	439,300	191,481
Bestechnic Shanghai Co. Ltd. Class A	19,611	869,145
Bethel Automotive Safety Systems Co. Ltd. Class A	156,000	947,496
BGI Genomics Co. Ltd. Class A	20,100	114,908
Biem.L.Fdlkk Garment Co. Ltd. Class A	288,563	841,536
Bilibili, Inc. Class Z (b) (c)	262,596	4,800,318
Bio-Thera Solutions Ltd. Class A (b)	172,892	456,398
Bloomage Biotechnology Corp. Ltd. Class A	9,972	69,328
Blue Sail Medical Co. Ltd. Class A (b)	208,300	145,553
Bluefocus Intelligent Communications Group Co. Ltd. Class A	796,800	1,007,193
BMC Medical Co. Ltd. Class A	10,220	87,701
BOE Technology Group Co. Ltd. Class A	1,783,300	1,066,361
BOE Technology Group Co. Ltd. Class B	1,483,700	519,528
Security Description	Shares	Value
Bosideng International Holdings Ltd.	4,838,000	$2,416,524
Brilliance China Automotive Holdings Ltd.	404,000	198,673
Broadex Technologies Co. Ltd. Class A	52,800	333,780
B-Soft Co. Ltd. Class A	432,419	263,875
BYD Co. Ltd. Class A	222,200	8,555,071
BYD Co. Ltd. Class H	1,102,122	37,825,388
BYD Electronic International Co. Ltd. (c)	1,165,000	6,306,458
C*Core Technology Co. Ltd. Class A (b)	85,896	324,092
Caitong Securities Co. Ltd. Class A	274,040	304,966
CALB Group Co. Ltd. (b) (d)	98,800	163,565
Cambricon Technologies Corp. Ltd. Class A (b)	39,766	3,564,126
Canaan, Inc. ADR (b) (c)	152,029	311,659
Canggang Railway Ltd. (c)	864,000	215,779
Canmax Technologies Co. Ltd. Class A	41,080	128,978
CanSino Biologics, Inc. Class A (b)	12,371	102,874
CanSino Biologics, Inc. Class H (b) (d)	34,400	139,496
CARsgen Therapeutics Holdings Ltd. (b) (c) (d)	163,500	193,852
Castech, Inc. Class A	218,780	965,535
CECEP Wind-Power Corp. Class A	1,207,680	521,466
Central China Land Media Co. Ltd. Class A	81,100	125,492
Central China Securities Co. Ltd. Class A	784,900	461,863
CETC Chips Technology, Inc. Class A (b)	263,600	473,593
CETC Cyberspace Security Technology Co. Ltd. Class A	27,100	59,984
CETC Digital Technology Co. Ltd. Class A	259,790	845,737
CETC Potevio Science&Technology Co. Ltd. Class A	514,181	1,500,906
CGN New Energy Holdings Co. Ltd. (c)	364,000	111,994
CGN Nuclear Technology Development Co. Ltd. Class A (b)	473,200	472,459
CGN Power Co. Ltd. Class H (d)	17,523,000	6,429,051
Changchun High-Tech Industry Group Co. Ltd. Class A	11,925	161,523
Changchun UP Optotech Co. Ltd. Class A	65,403	336,035
Changjiang Securities Co. Ltd. Class A	730,800	678,888

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	$494,539
Chengdu ALD Aviation Manufacturing Corp. Class A	221,700	468,978
Chengdu Bright Eye Hospital Group Co. Ltd. Class A	6,400	40,885
Chengdu Guoguang Electric Co. Ltd. Class A	14,771	95,227
Chengdu Hongqi Chain Co. Ltd. Class A	1,517,886	1,221,917
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	103,044
Chengdu RML Technology Co. Ltd. Class A	86,072	604,726
Chengxin Lithium Group Co. Ltd. Class A	40,500	76,019
China Baoan Group Co. Ltd. Class A	513,000	639,372
China Cinda Asset Management Co. Ltd. Class H (c)	17,454,000	2,853,595
China CITIC Bank Corp. Ltd. Class H	12,193,208	8,429,190
China Coal Energy Co. Ltd. Class H (c)	4,982,750	5,959,069
China Communications Services Corp. Ltd. Class H	152,000	89,228
China Conch Environment Protection Holdings Ltd.	2,400,200	222,471
China Conch Venture Holdings Ltd.	2,516,200	2,163,790
China Construction Bank Corp. Class H	109,712,351	91,521,706
China CSSC Holdings Ltd. Class A	263,800	1,292,140
China Datang Corp. Renewable Power Co. Ltd. Class H (c)	2,334,000	624,968
China Education Group Holdings Ltd. (c)	483,679	212,327
China Everbright Bank Co. Ltd. Class A	982,500	517,915
China Everbright Environment Group Ltd. (c)	5,316,111	2,648,491
China Feihe Ltd. (d)	2,837,000	1,990,441
China Galaxy Securities Co. Ltd. Class A	264,400	548,500
China Galaxy Securities Co. Ltd. Class H	5,021,400	4,583,156
China Gas Holdings Ltd.	3,944,000	3,437,314
China Great Wall Securities Co. Ltd. Class A	225,500	251,870
China Greatwall Technology Group Co. Ltd. Class A (b)	273,900	543,584
Security Description	Shares	Value
China Green Electricity Investment of Tianjin Co. Ltd. Class A	165,600	$205,717
China High Speed Railway Technology Co. Ltd. Class A (b)	1,255,400	495,901
China Hongqiao Group Ltd.	1,574,000	2,382,899
China International Capital Corp. Ltd. Class A	66,500	305,167
China International Capital Corp. Ltd. Class H (c) (d)	1,012,800	1,671,496
China International Marine Containers Group Co. Ltd. Class H	270,560	188,432
China Jinmao Holdings Group Ltd. (c)	984,333	124,183
China Jushi Co. Ltd. Class A	183,500	284,692
China Kings Resources Group Co. Ltd. Class A	18,855	60,971
China Leadshine Technology Co. Ltd. Class A	52,700	221,022
China Lesso Group Holdings Ltd.	2,430,000	1,085,499
China Life Insurance Co. Ltd. Class H	10,272,490	19,413,121
China Literature Ltd. (b) (c) (d)	393,400	1,276,229
China Longyuan Power Group Corp. Ltd. Class H	4,830,000	4,004,300
China Medical System Holdings Ltd.	2,516,000	2,445,407
China Meidong Auto Holdings Ltd.	152,000	45,201
China Mengniu Dairy Co. Ltd.	4,284,085	9,684,477
China Merchants Bank Co. Ltd. Class A	1,588,562	8,503,778
China Merchants Bank Co. Ltd. Class H	4,099,899	21,111,871
China Merchants Energy Shipping Co. Ltd. Class A	479,300	418,486
China Merchants Port Holdings Co. Ltd.	3,151,081	5,614,218
China Merchants Securities Co. Ltd. Class A	719,041	1,876,568
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	267,957	373,749
China Minsheng Banking Corp. Ltd. Class H	12,443,879	5,510,713
China National Accord Medicines Corp. Ltd. Class B	663,854	1,224,651
China National Building Material Co. Ltd. Class H (c)	5,205,400	2,372,198
China National Gold Group Gold Jewellery Co. Ltd. Class A	173,900	204,184
China National Nuclear Power Co. Ltd. Class A	2,140,400	3,040,846

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
China National Software & Service Co. Ltd. Class A (b)	214,870	$1,366,516
China Nonferrous Mining Corp. Ltd.	242,000	163,245
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	287,700	831,573
China Oilfield Services Ltd. Class H	4,230,422	3,833,981
China Overseas Land & Investment Ltd.	4,971,494	7,936,010
China Overseas Property Holdings Ltd.	62,066	40,909
China Pacific Insurance Group Co. Ltd. Class A	482,638	2,240,455
China Pacific Insurance Group Co. Ltd. Class H	3,417,533	11,086,816
China Petroleum & Chemical Corp. Class H	34,329,492	19,666,223
China Power International Development Ltd.	8,002,511	3,265,721
China Publishing & Media Co. Ltd. Class A	192,700	188,461
China Railway Group Ltd. Class H	10,050,487	5,123,608
China Rare Earth Resources & Technology Co. Ltd. Class A	209,100	798,918
China Resources Beer Holdings Co. Ltd.	1,673,430	5,439,544
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	81,768
China Resources Building Materials Technology Holdings Ltd.	738,000	151,059
China Resources Gas Group Ltd.	725,300	2,871,153
China Resources Land Ltd.	3,797,820	11,024,896
China Resources Microelectronics Ltd. Class A	36,077	231,897
China Resources Mixc Lifestyle Services Ltd. (d)	440,200	1,637,727
China Resources Power Holdings Co. Ltd.	3,449,155	8,383,170
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	31,980	193,148
China Science Publishing & Media Ltd. Class A	70,302	195,158
China Shenhua Energy Co. Ltd. Class A	429,200	2,541,935
China Shenhua Energy Co. Ltd. Class H	4,850,088	20,978,888
China South City Holdings Ltd. (b)	4,176,000	96,767
China Southern Airlines Co. Ltd. Class H (b) (c)	4,216,387	2,214,594
Security Description	Shares	Value
China Southern Power Grid Energy Storage Co. Ltd. Class A (f)	248,300	$342,273
China Southern Power Grid Technology Co. Ltd. Class A	25,410	111,068
China State Construction Engineering Corp. Ltd. Class A	2,100,400	1,716,597
China State Construction International Holdings Ltd.	700,000	1,104,796
China Suntien Green Energy Corp. Ltd. Class A	300,500	308,625
China Taiping Insurance Holdings Co. Ltd.	2,007,035	3,002,304
China Testing & Certification International Group Co. Ltd. Class A	1,872,782	1,864,746
China Three Gorges Renewables Group Co. Ltd. Class A	2,300,300	1,369,245
China Tianying, Inc. Class A	1,004,100	666,072
China Tourism Group Duty Free Corp. Ltd. Class A	249,300	2,275,501
China Tower Corp. Ltd. Class H (d)	50,468,000	7,276,586
China TransInfo Technology Co. Ltd. Class A	511,300	706,202
China Travel International Investment Hong Kong Ltd. (c)	13,736,000	1,768,292
China United Network Communications Ltd. Class A	2,186,200	1,581,247
China Vanke Co. Ltd. Class A (b)	775,800	767,188
China Vanke Co. Ltd. Class H (b) (c)	2,000,200	1,362,143
China Wafer Level CSP Co. Ltd. Class A	33,900	130,447
China World Trade Center Co. Ltd. Class A	218,400	727,653
China Yangtze Power Co. Ltd. Class A	2,283,400	9,190,829
China Yongda Automobiles Services Holdings Ltd.	1,375,500	458,621
China Zhenhua Group Science & Technology Co. Ltd. Class A	228,707	1,313,706
ChinaCache International Holdings Ltd. ADR (b) (c) (e)	18,355	—
Chinasoft International Ltd.	1,074,000	717,572
Chinese Universe Publishing & Media Group Co. Ltd. Class A	294,900	504,120
Chipsea Technologies Shenzhen Corp. Ltd. Class A (b)	92,891	415,014

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Chongqing Brewery Co. Ltd. Class A	27,511	$236,157
Chongqing Changan Automobile Co. Ltd. Class A	265,852	483,795
Chongqing Changan Automobile Co. Ltd. Class B	3,581,110	1,659,639
Chongqing Department Store Co. Ltd. Class A	24,800	98,808
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	137,298	198,050
Chongqing Gas Group Corp. Ltd. Class A	235,000	194,620
Chongqing Iron & Steel Co. Ltd. Class A (b)	1,049,500	205,854
Chongqing Millison Technologies, Inc. Class A	73,600	203,812
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	209,700	199,660
Chongqing Zhifei Biological Products Co. Ltd. Class A	314,100	1,125,224
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	76,417
Chow Tai Seng Jewellery Co. Ltd. Class A	287,443	568,896
CIG Shanghai Co. Ltd. Class A	28,700	158,717
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	53,264	418,770
CITIC Ltd.	7,175,961	8,508,114
Citic Pacific Special Steel Group Co. Ltd. Class A	252,250	392,041
CITIC Press Corp. Class A	44,200	190,069
CITIC Resources Holdings Ltd.	3,708,000	169,458
CITIC Securities Co. Ltd. Class A	1,057,570	4,202,045
CITIC Securities Co. Ltd. Class H (c)	2,756,225	7,575,410
CITIC Telecom International Holdings Ltd. (c)	2,483,000	744,777
Client Service International, Inc. Class A (b)	388,850	919,490
Cloopen Group Holding Ltd. ADR (b)	182	20
CMOC Group Ltd. Class A	2,802,100	2,538,169
CMOC Group Ltd. Class H	1,092,000	738,033
CMST Development Co. Ltd. Class A	466,100	405,056
CNGR Advanced Material Co. Ltd. Class A	68,040	334,755
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,234,328	1,290,411
CNPC Capital Co. Ltd. Class A	195,400	183,383
Security Description	Shares	Value
COFCO Biotechnology Co. Ltd. Class A (b)	239,800	$181,283
COL Group Co. Ltd. Class A (b)	87,100	291,025
Contemporary Amperex Technology Co. Ltd. Class A	458,627	16,617,147
CooTek Cayman, Inc. ADR (b)	225	7
COSCO SHIPPING Development Co. Ltd. Class H	13,249,709	1,773,917
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	3,208,000	2,568,729
COSCO SHIPPING Holdings Co. Ltd. Class A	575,000	1,213,989
COSCO SHIPPING Holdings Co. Ltd. Class H	6,202,562	10,220,559
COSCO SHIPPING Ports Ltd.	4,544,325	2,691,044
Country Garden Services Holdings Co. Ltd.	2,183,000	1,551,266
CQ Pharmaceutical Holding Co. Ltd. Class A	1,018,900	746,671
CRRC Corp. Ltd. Class A	1,535,300	1,752,478
Crystal Clear Electronic Material Co. Ltd. Class A	51,358	65,479
CSC Financial Co. Ltd. Class A	269,700	945,961
CSG Holding Co. Ltd. Class B	1,257,345	369,048
CSPC Pharmaceutical Group Ltd.	10,344,960	6,365,760
CTS International Logistics Corp. Ltd. Class A	533,090	466,903
Daan Gene Co. Ltd. Class A	1,271,419	983,676
Dada Nexus Ltd. ADR (b) (c)	73,613	89,072
Dajin Heavy Industry Co. Ltd. Class A	59,100	164,947
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	717,600	486,774
Daqo New Energy Corp. ADR (b) (c)	76,315	1,483,564
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	108,449
Datang International Power Generation Co. Ltd. Class H (c)	13,698,000	2,539,295
Dazhong Transportation Group Co. Ltd. Class B	2,200,350	499,479
Deppon Logistics Co. Ltd. Class A	230,100	449,136
DHC Software Co. Ltd. Class A	215,000	212,613
Digital China Group Co. Ltd. Class A	279,400	1,333,919
Digital China Information Service Group Co. Ltd. Class A	233,000	355,459
DingDong Cayman Ltd. ADR (b) (c)	131,486	431,274

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Do-Fluoride New Materials Co. Ltd. Class A	298,000	$487,094
Dongfang Electric Corp. Ltd. Class A	602,645	1,304,370
Dongfang Electric Corp. Ltd. Class H	451,600	563,922
Dongfang Electronics Co. Ltd. Class A	248,800	362,957
Dongfeng Motor Group Co. Ltd. Class H (c)	1,094,714	524,248
Dongguan Aohai Technology Co. Ltd. Class A	32,200	179,827
Dongguan Dingtong Precision Metal Co. Ltd. Class A	31,281	199,663
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	205,666
Dongguan Yutong Optical Technology Co. Ltd. Class A	156,150	406,035
Donghua Testing Technology Co. Ltd. Class A	80,800	382,896
Dongjiang Environmental Co. Ltd. Class A (b)	509,800	293,735
Dongyue Group Ltd. (c)	1,935,000	2,022,696
Dosilicon Co. Ltd. Class A (b)	64,867	220,008
Double Medical Technology, Inc. Class A	221,200	929,212
DouYu International Holdings Ltd. ADR (c)	11,055	123,927
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	126,389
East Buy Holding Ltd. (b) (c) (d)	351,500	813,596
East Money Information Co. Ltd. Class A	976,388	3,433,949
Eastern Communications Co. Ltd. Class B	650,100	261,340
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	160,120
Ecovacs Robotics Co. Ltd. Class A	102,900	658,762
EHang Holdings Ltd. ADR (b) (c)	37,965	597,759
Electric Connector Technology Co. Ltd. Class A	30,200	245,582
Empyrean Technology Co. Ltd. Class A	8,900	146,808
Eoptolink Technology, Inc. Ltd. Class A	70,518	1,110,191
Espressif Systems Shanghai Co. Ltd. Class A	35,451	1,052,689
ESR Group Ltd. (d)	1,390,400	2,137,163
Eve Energy Co. Ltd. Class A	226,799	1,443,926
Everbright Securities Co. Ltd. Class A	235,400	580,684
Everest Medicines Ltd. (b) (c) (d)	171,500	1,068,570
Far East Horizon Ltd.	4,558,000	3,326,986
Security Description	Shares	Value
FAW Jiefang Group Co. Ltd. Class A	476,300	$531,998
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	325,342
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	80,581
Fibocom Wireless, Inc. Class A	76,168	209,056
Ficont Industry Beijing Co. Ltd. Class A	31,500	121,555
FinVolution Group ADR	51,016	346,399
First Capital Securities Co. Ltd. Class A	457,500	520,347
First Tractor Co. Ltd. Class A	253,800	510,953
Flat Glass Group Co. Ltd. Class A	278,300	746,404
Flat Glass Group Co. Ltd. Class H (c)	196,000	275,532
Focus Lightings Tech Co. Ltd. Class A	348,500	592,899
Focus Media Information Technology Co. Ltd. Class A	1,486,100	1,423,045
Focus Technology Co. Ltd. Class A	53,715	304,957
Focuslight Technologies, Inc. Class A	28,617	248,301
Foryou Corp. Class A	52,700	220,735
Foshan Haitian Flavouring & Food Co. Ltd. Class A	492,875	3,081,518
Foxconn Industrial Internet Co. Ltd. Class A	1,193,700	3,495,818
Fujian Apex Software Co. Ltd. Class A	16,080	82,136
Fujian Boss Software Development Co. Ltd. Class A	50,652	107,493
Fujian Foxit Software Development JSC Ltd. Class A	11,027	100,875
Fujian Funeng Co. Ltd. Class A	59,670	81,034
Fujian Mindong Electric Power Ltd. Co. Class A	245,800	279,565
Fujian Star-net Communication Co. Ltd. Class A	270,500	699,693
Fujian Sunner Development Co. Ltd. Class A	227,500	448,709
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	76,064
Fulin Precision Co. Ltd. Class A (b)	282,840	592,533
Full Truck Alliance Co. Ltd. ADR (c)	746,275	8,074,695
Fuyao Glass Industry Group Co. Ltd. Class A	606,417	5,154,317

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class H (d)	172,000	$1,238,860
Ganfeng Lithium Group Co. Ltd. Class A	559,900	2,670,040
Ganfeng Lithium Group Co. Ltd. Class H (c) (d)	155,400	402,106
Gaona Aero Material Co. Ltd. Class A	67,340	143,091
Gaotu Techedu, Inc. ADR (b) (c)	235,610	515,986
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	435,206
GCL Energy Technology Co. Ltd. Class A	66,300	70,079
GCL System Integration Technology Co. Ltd. Class A (b)	699,000	254,216
GCL Technology Holdings Ltd. (b) (c)	19,877,000	2,763,555
GD Power Development Co. Ltd. Class A	1,843,200	1,149,882
GDS Holdings Ltd. Class A (b)	1,094,000	3,211,040
Geely Automobile Holdings Ltd.	5,833,489	11,129,359
GEM Co. Ltd. Class A	838,700	745,993
Gemac Engineering Machinery Co. Ltd. Class A	144,800	184,809
Gemdale Corp. Class A	212,200	126,600
GemPharmatech Co. Ltd. Class A	170,246	297,986
Genertec Universal Medical Group Co. Ltd. (d)	1,245,100	795,023
Genimous Technology Co. Ltd. Class A (b)	790,900	911,396
Genscript Biotech Corp. (b) (c)	692,000	876,586
Getein Biotech, Inc. Class A	485,878	546,005
GF Securities Co. Ltd. Class H	3,009,000	4,082,784
Giant Biogene Holding Co. Ltd. (d)	323,800	2,080,037
Giant Network Group Co. Ltd. Class A	496,300	857,869
Giantec Semiconductor Corp. Class A	40,505	322,870
GigaDevice Semiconductor, Inc. Class A (b)	36,960	537,673
Ginlong Technologies Co. Ltd. Class A	24,650	205,050
GoerTek, Inc. Class A	494,700	1,739,182
Goke Microelectronics Co. Ltd. Class A	34,200	310,951
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	668,000	193,487
Goldwind Science & Technology Co. Ltd. Class A	1,008,300	1,418,748
GoodWe Technologies Co. Ltd. Class A	30,015	167,216
Security Description	Shares	Value
Gotion High-tech Co. Ltd. Class A	176,444	$509,997
Grandjoy Holdings Group Co. Ltd. Class A (b)	201,300	83,355
Great Microwave Technology Co. Ltd. Class A	78,683	375,115
Great Wall Motor Co. Ltd. Class H (c)	4,040,376	7,105,032
Gree Electric Appliances, Inc. of Zhuhai Class A	262,500	1,625,094
Gree Real Estate Co. Ltd. Class A (b)	491,600	481,455
Greentown China Holdings Ltd. (c)	1,238,500	1,476,388
Greentown Service Group Co. Ltd. (c)	484,000	238,637
Grinm Advanced Materials Co. Ltd. Class A	232,900	497,111
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	182,800	162,096
Guangdong Dtech Technology Co. Ltd. Class A	45,200	130,216
Guangdong Electric Power Development Co. Ltd. Class B	3,759,740	977,694
Guangdong Golden Dragon Development, Inc. Class A (b)	250,600	516,117
Guangdong Haid Group Co. Ltd. Class A	227,600	1,520,640
Guangdong Hongda Holdings Group Co. Ltd. Class A	225,900	814,797
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	161,544
Guangdong Investment Ltd.	5,674,229	4,901,432
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	36,909	74,054
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	87,658
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (b)	845,600	845,427
Guangdong Provincial Expressway Development Co. Ltd. Class B	466,600	491,951
Guangdong Shunkong Development Co. Ltd. Class A	75,200	133,980
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	465,100	950,283
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	241,000	398,849
Guanghui Energy Co. Ltd. Class A	1,182,300	1,083,822

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Guanglian Aviation Industry Co. Ltd. Class A	248,040	$743,292
Guangshen Railway Co. Ltd. Class H	10,038,000	2,791,223
Guangxi Guiguan Electric Power Co. Ltd. Class A	475,300	440,242
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (b)	303,800	703,894
Guangzhou Automobile Group Co. Ltd. Class H (c)	5,418,090	2,378,451
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	406,100	1,572,071
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	45,300	173,450
Guangzhou Haige Communications Group, Inc. Co. Class A	975,000	1,458,217
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	15,400	57,749
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	1,855,482	324,855
Guangzhou Restaurant Group Co. Ltd. Class A	295,560	669,504
Guangzhou Tinci Materials Technology Co. Ltd. Class A	464,498	1,247,688
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	989,184	945,866
Guangzhou Zhujiang Brewery Co. Ltd. Class A	490,600	660,905
Guizhou Aviation Technical Development Co. Ltd. Class A	27,647	140,466
Guizhou Tyre Co. Ltd. Class A	103,100	70,639
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	483,900	299,904
Guizhou Zhenhua E-chem, Inc. Class A	39,924	59,547
Guocheng Mining Co. Ltd. Class A	244,300	395,659
Guosen Securities Co. Ltd. Class A	762,400	1,163,097
Guosheng Financial Holding, Inc. Class A (b)	701,400	1,250,606
Guotai Junan Securities Co. Ltd. Class A	501,600	1,274,241
Guoyuan Securities Co. Ltd. Class A	239,010	272,168
H World Group Ltd.	1,782,760	5,967,052
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	4,280,000	308,550
Haidilao International Holding Ltd. (c) (d)	742,000	1,518,779
Haier Smart Home Co. Ltd. Class A	905,900	3,513,039
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class H	2,411,800	$8,538,224
Hainan Drinda New Energy Technology Co. Ltd. Class A	29,400	204,637
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	156,000	388,008
Hainan Jinpan Smart Technology Co. Ltd. Class A	167,409	944,505
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	65,000	76,983
Haisco Pharmaceutical Group Co. Ltd. Class A	257,500	1,166,230
Haitian International Holdings Ltd.	189,000	513,379
Haitong Securities Co. Ltd. Class A	475,700	720,532
Haitong Securities Co. Ltd. Class H (c)	4,756,400	4,194,329
Halo Microelectronics Co. Ltd. Class A (b)	196,197	296,106
Hangjin Technology Co. Ltd. Class A	245,700	639,225
Hangzhou Alltest Biotech Co. Ltd. Class A	28,686	247,337
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	28,100	145,217
Hangzhou Chang Chuan Technology Co. Ltd. Class A	345,030	2,073,987
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	202,194
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	30,300	82,090
Hangzhou First Applied Material Co. Ltd. Class A	620,906	1,251,707
Hangzhou GreatStar Industrial Co. Ltd.	528,800	2,330,134
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	20,136	182,065
Hangzhou Lion Microelectronics Co. Ltd. Class A	28,300	95,483
Hangzhou Onechance Tech Corp. Class A	69,000	225,567
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	99,831
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	216,700	768,036
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	2,010,979	2,658,714
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	134,544
Hangzhou Tigermed Consulting Co. Ltd. Class A	206,522	1,536,502

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hansoh Pharmaceutical Group Co. Ltd. (d)	490,000	$1,090,017
Hanwang Technology Co. Ltd. Class A (b)	43,100	133,031
Hanwei Electronics Group Corp. Class A	44,800	124,792
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	134,357
Harbin Boshi Automation Co. Ltd. Class A	1,033,020	2,392,064
Harbin Electric Co. Ltd. Class H	4,644,942	1,512,845
HBM Holdings Ltd. (b) (c) (d)	675,000	161,626
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	177,833
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	188,962	246,321
Hefei Meiya Optoelectronic Technology, Inc. Class A	275,420	555,980
Helens International Holdings Co. Ltd. (c)	158,000	51,664
Hello Group, Inc. ADR	183,826	1,417,298
Henan Ancai Hi-Tech Co. Ltd. Class A (b)	295,500	179,518
Henan Lingrui Pharmaceutical Co. Class A	525,500	1,586,199
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	225,300	518,637
Henan Shijia Photons Technology Co. Ltd. Class A (b)	164,520	367,293
Henan Shuanghui Investment & Development Co. Ltd. Class A	216,440	765,345
Henan Zhongfu Industry Co. Ltd. Class A (b)	739,500	285,062
Hengan International Group Co. Ltd.	1,180,000	3,410,295
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	224,000	395,429
Hengli Petrochemical Co. Ltd. Class A	713,500	1,491,824
Hesai Group ADR (b) (c)	42,807	591,593
HG Technologies Co. Ltd. Class A	42,600	99,457
Hisense Home Appliances Group Co. Ltd. Class A	737,200	2,902,006
HitGen, Inc. Class A	57,598	96,657
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	1,413,710
Hongbo Co. Ltd. Class A (b)	36,600	59,774
Hongli Zhihui Group Co. Ltd. Class A	473,200	482,772
Hopson Development Holdings Ltd. (b)	542,359	217,140
Hoshine Silicon Industry Co. Ltd. Class A	39,000	295,149
Security Description	Shares	Value
Hoymiles Power Electronics, Inc. Class A	10,275	$157,648
Hoyuan Green Energy Co. Ltd. Class A	60,374	133,634
Hua Hong Semiconductor Ltd. (c) (d)	456,000	1,270,914
Huachangda Intelligent Equipment Group Co. Ltd. Class A (b)	208,500	166,141
Huada Automotive Technology Corp. Ltd. Class A	77,100	350,765
Huadian Power International Corp. Ltd. Class H (c)	5,151,308	2,652,596
Huadong Medicine Co. Ltd. Class A	34,200	161,182
Huafon Chemical Co. Ltd. Class A	2,026,000	2,257,397
Huafu Fashion Co. Ltd. Class A	179,000	109,719
Huagong Tech Co. Ltd. Class A	218,600	1,289,298
Huaibei Mining Holdings Co. Ltd. Class A	338,300	648,353
Huakai Yibai Technology Co. Ltd. Class A	46,900	91,226
Hualan Biological Engineering, Inc. Class A	453,827	1,041,611
Huaneng Power International, Inc. Class H (c)	9,012,416	4,965,678
Huangshan Tourism Development Co. Ltd. Class B	1,723,882	1,313,598
Huatai Securities Co. Ltd. Class A	757,400	1,814,706
Huatai Securities Co. Ltd. Class H (d)	1,489,600	2,515,921
Huaxi Securities Co. Ltd. Class A	511,200	578,638
Huayu Automotive Systems Co. Ltd. Class A	241,461	579,191
Hubei Biocause Pharmaceutical Co. Ltd. Class A (b)	724,500	460,862
Hubei Century Network Technology Co. Ltd. Class A	82,000	125,544
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	131,629
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	219,343
Huizhou Desay Sv Automotive Co. Ltd. Class A	186,562	2,798,112
Humanwell Healthcare Group Co. Ltd. Class A	33,900	107,959
Hunan Gold Corp. Ltd. Class A	236,200	506,085
Hunan Valin Steel Co. Ltd. Class A	1,517,100	863,785
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	276,883

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hunan Zhongke Electric Co. Ltd. Class A	51,300	$104,466
Hundsun Technologies, Inc. Class A	692,210	2,639,101
HUYA, Inc. ADR	42,246	129,695
Hwa Create Co. Ltd. Class A (b)	74,000	210,565
Hwatsing Technology Co. Ltd. Class A	30,363	674,095
Hygeia Healthcare Holdings Co. Ltd. (b) (c) (d)	362,000	664,541
Hymson Laser Technology Group Co. Ltd. Class A	46,943	219,960
Hytera Communications Corp. Ltd. Class A (b)	759,900	1,470,841
HyUnion Holding Co. Ltd. Class A (b)	193,000	151,161
IEIT Systems Co. Ltd. Class A	65,416	462,274
Iflytek Co. Ltd. Class A	275,800	1,815,250
iHuman, Inc. ADR	330	558
IKD Co. Ltd. Class A	146,900	326,155
Imeik Technology Development Co. Ltd. Class A	34,120	848,178
Industrial & Commercial Bank of China Ltd. Class A	7,449,005	7,021,333
Industrial & Commercial Bank of China Ltd. Class H	79,206,656	53,124,271
Industrial Bank Co. Ltd. Class A	1,535,000	4,006,075
Industrial Securities Co. Ltd. Class A	750,500	639,941
INESA Intelligent Tech, Inc. Class B	4,699,500	3,139,266
Infotmic Co. Ltd. Class A (b)	644,400	730,288
Ingenic Semiconductor Co. Ltd. Class A	35,700	331,641
Inmyshow Digital Technology Group Co. Ltd. Class A	132,100	93,567
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	3,858,700	977,618
Inner Mongolia ERDOS Resources Co. Ltd. Class A	227,360	302,259
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	788,400	564,869
Inner Mongolia OJing Science & Technology Co. Ltd. Class A	38,200	148,242
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	650,700	985,600
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	289,500	1,190,099
Inner Mongolia Yitai Coal Co. Ltd. Class B	977,536	2,016,657
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	200,800	152,894
InnoCare Pharma Ltd. (b) (d)	188,000	148,116
Security Description	Shares	Value
Innovent Biologics, Inc. (b) (d)	1,210,000	$5,701,118
Intco Medical Technology Co. Ltd. Class A	56,700	195,243
iQIYI, Inc. ADR (b) (c)	424,897	854,043
iRay Technology Co. Ltd. Class A	8,205	106,811
JA Solar Technology Co. Ltd. Class A	419,564	785,807
Jade Bird Fire Co. Ltd. Class A	66,040	104,977
Jason Furniture Hangzhou Co. Ltd. Class A	279,040	1,048,277
JCET Group Co. Ltd. Class A	68,300	380,132
JD Health International, Inc. (b) (d)	1,245,150	4,504,240
JD Logistics, Inc. (b) (d)	1,484,000	2,445,330
JD.com, Inc. Class A	2,884,182	50,495,787
Jiajiayue Group Co. Ltd. Class A	260,000	403,378
Jiangling Motors Corp. Ltd. Class A	220,500	704,315
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	38,100	149,515
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	111,991
Jiangsu Cai Qin Technology Co. Ltd. Class A	37,962	92,455
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	77,816
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	252,620	260,483
Jiangsu Cnano Technology Co. Ltd. Class A	37,061	195,919
Jiangsu Eastern Shenghong Co. Ltd. Class A	751,300	840,179
Jiangsu Etern Co. Ltd. Class A	138,200	93,369
Jiangsu Expressway Co. Ltd. Class H	4,331,087	4,783,852
Jiangsu General Science Technology Co. Ltd. Class A	329,000	238,857
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	123,721
Jiangsu Hengli Hydraulic Co. Ltd. Class A	225,751	1,622,677
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	710,716	4,443,488
Jiangsu Hongtian Technology Co. Ltd. Class A	45,800	157,522
Jiangsu Hoperun Software Co. Ltd. Class A (b)	434,600	2,961,662
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	236,050	1,098,341
Jiangsu King's Luck Brewery JSC Ltd. Class A	144,300	889,013
Jiangsu Linyang Energy Co. Ltd. Class A	238,600	229,776

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	172,180	$905,050
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	272,200	248,415
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	196,060
Jiangsu Shagang Co. Ltd. Class A	156,000	133,019
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	119,136
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	284,996
Jiangsu Yanghe Distillery Co. Ltd. Class A	196,965	2,241,025
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	148,587
Jiangsu Yinhe Electronics Co. Ltd. Class A	151,200	122,336
Jiangsu Yoke Technology Co. Ltd. Class A	240,500	1,898,382
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	433,878	2,156,536
Jiangsu Zhongtian Technology Co. Ltd. Class A	647,800	1,263,570
Jiangxi Copper Co. Ltd. Class H	2,511,000	4,027,711
Jiangxi Ganneng Co. Ltd. Class A	179,800	213,316
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	144,953
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	234,500	1,529,369
Jiangxi Special Electric Motor Co. Ltd. Class A (b)	62,400	62,982
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	119,246
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (b)	57,500	91,480
Jianshe Industry Group Yunnan Co. Ltd. Class A (b)	248,300	787,025
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	847,700	184,747
Jilin OLED Material Tech Co. Ltd. Class A	61,900	192,323
Jinan Acetate Chemical Co. Ltd. (c)	39,356	1,076,799
Jinko Solar Co. Ltd. Class A	402,357	389,669
JinkoSolar Holding Co. Ltd. ADR (c)	52,901	1,317,235
Jinlei Technology Co. Ltd. Class A	51,000	138,380
Jinxin Fertility Group Ltd. (c) (d)	1,103,500	382,136
JiuGui Liquor Co. Ltd. Class A	22,500	170,462
Security Description	Shares	Value
Jiumaojiu International Holdings Ltd. (c) (d)	225,000	$99,351
JL Mag Rare-Earth Co. Ltd. Class A	99,584	242,534
Joinn Laboratories China Co. Ltd. Class A	295,411	669,166
Jointo Energy Investment Co. Ltd. Hebei Class A	144,500	111,404
Jointown Pharmaceutical Group Co. Ltd. Class A	1,361,077	949,222
Jolywood Suzhou Sunwatt Co. Ltd. Class A	101,300	86,239
Jones Tech PLC Class A	59,900	183,009
Joy City Property Ltd.	3,646,000	97,158
Joyoung Co. Ltd. Class A	470,856	664,451
JOYY, Inc. ADR (b)	52,753	2,207,713
Juewei Food Co. Ltd. Class A	19,000	42,547
Kama Co. Ltd. Class B (b)	1,693,400	50,802
Kandi Technologies Group, Inc. (b)	185	222
Kangji Medical Holdings Ltd.	117,500	94,842
Kanzhun Ltd. ADR (b)	304,018	4,195,448
KBC Corp. Ltd. Class A	10,053	28,838
KE Holdings, Inc. ADR	765,577	14,101,928
Keboda Technology Co. Ltd. Class A	10,600	89,230
Keda Industrial Group Co. Ltd. Class A	186,900	198,573
KEDE Numerical Control Co. Ltd. Class A	35,569	330,278
Kehua Data Co. Ltd. Class A	34,800	137,086
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	309,735
Keshun Waterproof Technologies Co. Ltd. Class A	168,260	116,199
Keymed Biosciences, Inc. (b) (c) (d)	140,500	558,893
Kingboard Holdings Ltd.	1,329,391	3,196,857
KingClean Electric Co. Ltd. Class A	45,640	140,809
Kingdee International Software Group Co. Ltd. (b)	2,849,700	3,129,261
Kingnet Network Co. Ltd. Class A	732,100	1,357,200
Kingsemi Co. Ltd. Class A	25,686	292,600
Kingsoft Cloud Holdings Ltd. (b) (c)	1,130,565	867,432
Kingsoft Corp. Ltd.	999,600	4,330,169
Konfoong Materials International Co. Ltd. Class A	20,700	195,820
KPC Pharmaceuticals, Inc. Class A	243,300	525,275
KSEC Intelligent Technology Co. Ltd. Class A	40,800	100,534
Kuaishou Technology (b) (d)	2,451,700	13,050,779

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kuang-Chi Technologies Co. Ltd. Class A	524,690	$3,416,220
Kunlun Energy Co. Ltd.	6,278,152	6,788,983
Kunlun Tech Co. Ltd. Class A	74,300	389,439
Kunshan Dongwei Technology Co. Ltd. Class A	36,482	146,395
Kunshan Huguang Auto Harness Co. Ltd. Class A	168,600	749,359
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	181,473
Kweichow Moutai Co. Ltd. Class A	119,879	24,885,323
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	129,600	96,209
Lao Feng Xiang Co. Ltd. Class A	27,600	204,025
Laobaixing Pharmacy Chain JSC Class A	44,954	100,238
LB Group Co. Ltd. Class A	489,000	1,176,957
Leader Harmonious Drive Systems Co. Ltd. Class A	15,595	229,544
Lenovo Group Ltd.	8,946,282	11,609,050
Lens Technology Co. Ltd. Class A	475,465	1,418,332
Leo Group Co. Ltd. Class A	2,551,000	1,073,703
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A (b)	28,400	68,664
Levima Advanced Materials Corp. Class A	65,900	123,605
LexinFintech Holdings Ltd. ADR	95,899	556,214
Li Auto, Inc. Class A (b)	1,244,654	15,053,553
Li Ning Co. Ltd.	2,785,193	5,901,721
Lifetech Scientific Corp. (b) (c)	4,860,000	869,650
Ligao Foods Co. Ltd. Class A	22,700	120,681
Lingyi iTech Guangdong Co. Class A	984,100	1,072,369
Link Motion, Inc. ADR (b) (c) (e)	16,509	—
Linklogis, Inc. Class B (c) (d)	340,500	74,956
Linktel Technologies Co. Ltd. Class A	17,700	182,485
Livzon Pharmaceutical Group, Inc. Class H (c)	450,527	1,597,850
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	114,787
Longfor Group Holdings Ltd. (c) (d)	1,632,538	2,101,633
LONGi Green Energy Technology Co. Ltd. Class A	1,027,004	2,197,675
Longshine Technology Group Co. Ltd. Class A	39,450	65,557
Loongson Technology Corp. Ltd. Class A (b)	39,831	717,680
Lucky Harvest Co. Ltd. Class A	19,000	88,588
Security Description	Shares	Value
Luenmei Quantum Co. Ltd. Class A	508,808	$397,122
Lufax Holding Ltd. ADR	130,482	311,852
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	88,867
Luxshare Precision Industry Co. Ltd. Class A	1,029,029	5,713,168
Luye Pharma Group Ltd. (b) (c) (d)	1,225,000	342,207
Luzhou Laojiao Co. Ltd. Class A	228,142	3,890,673
Maanshan Iron & Steel Co. Ltd. Class H (b)	4,086,000	773,231
Maccura Biotechnology Co. Ltd. Class A	37,572	67,554
Malion New Materials Co. Ltd. Class A	92,150	102,173
Mango Excellent Media Co. Ltd. Class A	200,950	736,027
Maxscend Microelectronics Co. Ltd. Class A	33,696	411,705
MeiG Smart Technology Co. Ltd. Class A	76,400	311,782
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	493,760	308,705
Meitu, Inc. (c) (d)	3,694,500	1,412,556
Meituan Class B (b) (d)	5,132,427	100,230,972
Mesnac Co. Ltd. Class A	145,900	164,154
Metallurgical Corp. of China Ltd. Class A	1,591,500	715,378
Metallurgical Corp. of China Ltd. Class H (c)	2,433,000	513,664
Microport Scientific Corp. (b) (c)	738,937	607,858
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	164,065
Ming Yang Smart Energy Group Ltd. Class A	193,200	331,847
Ming Yuan Cloud Group Holdings Ltd.	372,000	126,427
MINISO Group Holding Ltd. ADR (c)	111,318	2,659,387
Minmetals Development Co. Ltd. Class A (b)	143,800	139,461
Minth Group Ltd. (b)	250,000	486,615
Miracll Chemicals Co. Ltd. Class A	48,880	108,193
MLS Co. Ltd. Class A	49,748	59,089
MMG Ltd. (b)	2,368,799	780,660
MOG Digitech Holdings Ltd. (b)	440,000	60,042
Montage Technology Co. Ltd. Class A	227,706	2,106,005
Montnets Cloud Technology Group Co. Ltd. Class A	484,100	712,814
Morimatsu International Holdings Co. Ltd.	167,000	94,164

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	$155,984
Muyuan Foods Co. Ltd. Class A	714,284	3,739,982
Nancal Technology Co. Ltd. Class A	77,848	317,054
NanJi E-Commerce Co. Ltd. Class A	788,200	472,394
Nanjing Vazyme Biotech Co. Ltd. Class A	29,782	89,936
Nantong Jianghai Capacitor Co. Ltd. Class A	206,600	494,726
Nanya New Material Technology Co. Ltd. Class A	84,644	245,118
NARI Technology Co. Ltd. Class A	653,879	2,246,248
National Silicon Industry Group Co. Ltd. Class A	170,323	436,625
Nations Technologies, Inc. Class A (b)	329,400	1,069,658
NAURA Technology Group Co. Ltd. Class A	72,205	3,845,557
NavInfo Co. Ltd. Class A (b)	260,200	341,664
NBTM New Materials Group Co. Ltd. Class A	257,148	566,381
NetDragon Websoft Holdings Ltd.	34,500	45,390
NetEase, Inc.	2,141,080	38,147,191
New China Life Insurance Co. Ltd. Class H	1,253,000	3,806,770
New Hope Liuhe Co. Ltd. Class A (b)	723,000	884,362
New Horizon Health Ltd. (b) (c) (d) (e)	115,500	105,122
New Oriental Education & Technology Group, Inc.	1,762,810	11,108,407
New Trend International Logis-Tech Co. Ltd. Class A	56,405	87,740
Neway CNC Equipment Suzhou Co. Ltd. Class A	98,783	223,898
Neway Valve Suzhou Co. Ltd. Class A	50,000	150,991
Newland Digital Technology Co. Ltd. Class A	707,520	1,922,635
Ninestar Corp. Class A (b)	26,600	102,067
Ningbo Deye Technology Co. Ltd. Class A	100,222	1,157,642
Ningbo Energy Group Co. Ltd. Class A	831,200	466,464
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	154,975
Ningbo Hengshuai Co. Ltd. Class A	31,000	344,857
Ningbo Jifeng Auto Parts Co. Ltd. Class A (b)	98,700	153,935
Ningbo Joyson Electronic Corp. Class A	33,300	71,077
Security Description	Shares	Value
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	$356,465
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	53,611	230,393
Ningbo Sanxing Medical Electric Co. Ltd. Class A	251,900	1,055,431
Ningbo Shanshan Co. Ltd. Class A	178,400	181,037
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	91,619
Ningbo Tuopu Group Co. Ltd. Class A	264,895	1,768,011
Ningbo Xusheng Group Co. Ltd. Class A	180,412	323,152
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	134,184
Ningbo Yunsheng Co. Ltd. Class A	195,800	196,293
Ningbo Zhenyu Technology Co. Ltd. Class A	25,500	241,888
Ningxia Baofeng Energy Group Co. Ltd. Class A	305,500	700,759
Ningxia Western Venture Industrial Co. Ltd. Class A (b)	210,300	148,669
NIO, Inc. ADR (b)	1,617,402	7,051,873
Niu Technologies ADR (b) (c)	28,265	50,594
Noah Holdings Ltd. ADR	22,740	266,285
Nongfu Spring Co. Ltd. Class H (c) (d)	1,927,200	8,422,871
North Copper Co. Ltd. Class A	733,500	779,309
Northeast Securities Co. Ltd. Class A	217,000	234,690
Novogene Co. Ltd. Class A	42,398	72,189
Novoray Corp. Class A	24,371	213,784
NYOCOR Co. Ltd. Class A	659,100	484,797
OFILM Group Co. Ltd. Class A (b)	201,400	328,648
Oppein Home Group, Inc. Class A	18,620	174,850
OPT Machine Vision Tech Co. Ltd. Class A	7,099	73,113
Orient Securities Co. Ltd. Class A	1,112,956	1,600,874
Ourpalm Co. Ltd. Class A (b)	139,600	104,584
Ovctek China, Inc. Class A	73,300	189,203
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	493,000	193,399
PDD Holdings, Inc. ADR (b)	736,978	71,479,496
Peijia Medical Ltd. (b) (d)	149,000	76,342
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b)	1,197,300	58,711
People.cn Co. Ltd. Class A	286,300	859,504
People's Insurance Co. Group of China Ltd. Class H	9,968,000	4,966,067
Perfect World Co. Ltd. Class A	499,650	703,042

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
PetroChina Co. Ltd. Class A	3,794,100	$4,620,208
PetroChina Co. Ltd. Class H	25,695,988	20,211,573
Pharmaron Beijing Co. Ltd. Class A	406,175	1,421,875
Phenix Optical Co. Ltd. Class A (b)	96,000	272,642
PhiChem Corp. Class A	43,000	92,308
PICC Property & Casualty Co. Ltd. Class H	9,229,102	14,566,107
Piesat Information Technology Co. Ltd. Class A (b)	24,823	68,976
Ping An Bank Co. Ltd. Class A	1,296,200	2,065,728
Ping An Healthcare & Technology Co. Ltd. (c) (d)	744,100	593,904
Ping An Insurance Group Co. of China Ltd. Class A	759,130	5,444,146
Ping An Insurance Group Co. of China Ltd. Class H (c)	7,220,420	42,804,130
Piotech, Inc. Class A	28,388	594,209
PNC Process Systems Co. Ltd. Class A	42,415	145,071
POCO Holding Co. Ltd. Class A	54,432	399,704
Poly Developments & Holdings Group Co. Ltd. Class A	793,800	957,988
Poly Property Group Co. Ltd. (c)	2,510,198	497,648
Pop Mart International Group Ltd. (d)	902,800	10,419,225
Postal Savings Bank of China Co. Ltd. Class A	164,500	127,271
Postal Savings Bank of China Co. Ltd. Class H (c) (d)	8,240,000	4,858,322
Power Construction Corp. of China Ltd. Class A	771,800	574,001
Primarius Technologies Co. Ltd. Class A (b)	117,481	302,604
Puxin Ltd. ADR (b) (e)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A	43,090	594,333
Pylon Technologies Co. Ltd. Class A	20,511	111,893
Qianhe Condiment & Food Co. Ltd. Class A	442,865	730,518
Qifu Technology, Inc. ADR	122,850	4,714,983
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A (b)	66,000	80,640
Qingdao Gaoce Technology Co. Ltd. Class A	136,918	208,506
Qingdao Gon Technology Co. Ltd. Class A	238,600	749,779
Qingdao Haier Biomedical Co. Ltd. Class A	37,544	180,011
Qingdao Hanhe Cable Co. Ltd. Class A	1,256,700	580,292
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	153,678
Security Description	Shares	Value
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	220,700	$149,709
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	27,801	348,388
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	220,600	494,596
Quectel Wireless Solutions Co. Ltd. Class A	32,398	302,025
Qutoutiao, Inc. ADR (b)	1,218	18
R&G PharmaStudies Co. Ltd. Class A	23,200	157,974
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	402,714
Raytron Technology Co. Ltd. Class A	87,360	559,394
Red Avenue New Materials Group Co. Ltd. Class A	14,300	68,116
Remegen Co. Ltd. Class A (b)	70,089	287,459
Remegen Co. Ltd. Class H (b) (c) (d)	51,500	95,469
Rigol Technologies Co. Ltd. Class A	22,604	120,078
Risen Energy Co. Ltd. Class A	205,800	335,828
Rising Nonferrous Metals Share Co. Ltd. Class A (b)	51,200	193,948
Riyue Heavy Industry Co. Ltd. Class A	44,400	72,876
RLX Technology, Inc. ADR	927,728	2,003,892
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	494,130
Rockchip Electronics Co. Ltd. Class A	44,200	662,624
RongFa Nuclear Equipment Co. Ltd. Class A (b)	198,100	123,855
Rongsheng Petrochemical Co. Ltd. Class A	751,800	926,757
Roshow Technology Co. Ltd. Class A (b)	194,100	202,256
Ruijie Networks Co. Ltd. Class A	23,513	231,239
Sai Micro Electronics, Inc. Class A	47,600	111,390
SAIC Motor Corp. Ltd. Class A	530,800	1,500,975
Sailun Group Co. Ltd. Class A	1,686,432	3,291,776
Sangfor Technologies, Inc. Class A	19,261	150,593
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	158,641
Sany Heavy Industry Co. Ltd. Class A	985,900	2,213,122
Satellite Chemical Co. Ltd. Class A	908,625	2,325,555
Sealand Securities Co. Ltd. Class A	1,513,740	882,491
Seazen Group Ltd. (b) (c)	511,238	119,781

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Seazen Holdings Co. Ltd. Class A (b)	31,600	$51,479
Semitronix Corp. Class A	10,900	77,309
Sensteed Hi-tech Group Class A (b)	1,041,100	283,621
Seres Group Co. Ltd. Class A	70,498	1,280,900
SF Holding Co. Ltd. Class A	430,600	2,363,710
SG Micro Corp. Class A	35,538	395,872
Shaanxi Coal Industry Co. Ltd. Class A	948,600	3,005,440
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	6,847	86,829
Shaanxi International Trust Co. Ltd. Class A	997,400	483,654
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	153,522	470,928
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	231,815	278,500
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	233,950	225,936
Shandong Chenming Paper Holdings Ltd. Class B (b)	511,200	68,441
Shandong Gold Mining Co. Ltd. Class A	997,580	3,075,017
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	477,100	3,261,683
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	103,907
Shandong Humon Smelting Co. Ltd. Class A	221,900	305,277
Shandong Linglong Tyre Co. Ltd. Class A	459,900	1,130,095
Shandong Pharmaceutical Glass Co. Ltd. Class A	173,564	609,241
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,992,800	1,180,090
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	450,492	964,003
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	259,140	339,213
Shanghai Acrel Co. Ltd. Class A	34,200	95,731
Shanghai Aiko Solar Energy Co. Ltd. Class A (b)	154,400	231,763
Shanghai Anlogic Infotech Co. Ltd. Class A (b)	63,198	254,634
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	15,502	84,842
Shanghai AtHub Co. Ltd. Class A	437,499	1,349,772
Shanghai Awinic Technology Co. Ltd. Class A	26,024	247,497
Security Description	Shares	Value
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (b)	448,836	$1,712,442
Shanghai Baolong Automotive Corp. Class A	40,500	208,251
Shanghai Baosight Software Co. Ltd. Class A	429,020	1,709,886
Shanghai Baosight Software Co. Ltd. Class B	2,534,056	4,067,160
Shanghai Baosteel Packaging Co. Ltd. Class A	167,200	112,734
Shanghai Belling Co. Ltd. Class A	225,100	1,216,641
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	9,760	258,242
Shanghai Bright Power Semiconductor Co. Ltd. Class A (b)	21,643	262,375
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,679,520	2,229,789
Shanghai Daimay Automotive Interior Co. Ltd. Class A	944,757	1,156,898
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	721,900	437,575
Shanghai Electric Group Co. Ltd. Class H (b) (c)	10,056,077	3,663,605
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	450,774	572,255
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	288,300	975,857
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	144,500	262,661
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	82,938	433,697
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (c)	174,000	338,684
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	523,229
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	79,437
Shanghai Gentech Co. Ltd. Class A	60,199	291,504
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	91,270
Shanghai Haohai Biological Technology Co. Ltd. Class A	20,605	170,027
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	59,830	290,939

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Henlius Biotech, Inc. Class H (b) (d)	86,100	$262,691
Shanghai Huafon Aluminium Corp. Class A	72,400	180,667
Shanghai Huayi Group Co. Ltd. Class B	413,500	223,290
Shanghai International Airport Co. Ltd. Class A	243,900	1,134,534
Shanghai International Port Group Co. Ltd. Class A	1,776,600	1,481,004
Shanghai Jinjiang International Hotels Co. Ltd. Class B	509,300	769,043
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,736,366	1,448,129
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	150,195	559,127
Shanghai Liangxin Electrical Co. Ltd. Class A	240,580	251,673
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	212,200	284,417
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,173,068	586,534
Shanghai M&G Stationery, Inc. Class A	241,681	995,825
Shanghai Medicilon, Inc. Class A (b)	22,113	90,874
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	22,565	337,637
Shanghai MicroPort MedBot Group Co. Ltd. (b) (c)	148,500	181,803
Shanghai Moons' Electric Co. Ltd. Class A	181,616	1,335,867
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	489,700	1,400,763
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	496,800	807,113
Shanghai Pudong Development Bank Co. Ltd. Class A	1,820,100	2,551,090
Shanghai Putailai New Energy Technology Co. Ltd. Class A	161,220	349,385
Shanghai RAAS Blood Products Co. Ltd. Class A	728,300	716,247
Shanghai Runda Medical Technology Co. Ltd. Class A	271,200	588,465
Shanghai Sanyou Medical Co. Ltd. Class A	84,731	244,562
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	249,931
Shanghai Stonehill Technology Co. Ltd. Class A	1,230,200	665,245
Security Description	Shares	Value
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	213,100	$345,709
Shanghai Wanye Enterprises Co. Ltd. Class A	253,940	505,701
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	257,467
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	17,077	92,858
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	728,788	638,304
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	229,000	835,960
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	994,100	895,049
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	365,172
Shanxi Blue Flame Holding Co. Ltd. Class A	154,500	139,948
Shanxi Coking Coal Energy Group Co. Ltd. Class A	202,700	227,508
Shanxi Guoxin Energy Corp. Ltd. Class A	400,360	147,241
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	443,600	867,683
Shanxi Meijin Energy Co. Ltd. Class A (b)	482,100	296,162
Shanxi Securities Co. Ltd. Class A	232,930	199,251
Shanxi Taigang Stainless Steel Co. Ltd. Class A (b)	490,800	232,648
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	118,520	2,973,857
Sharetronic Data Technology Co. Ltd. Class A	30,600	445,527
Shengda Resources Co. Ltd. Class A	230,700	376,775
Shenghe Resources Holding Co. Ltd. Class A	61,200	85,696
Shengyi Electronics Co. Ltd. Class A (b)	183,651	982,107
Shengyi Technology Co. Ltd. Class A	496,900	1,627,793
Shennan Circuits Co. Ltd. Class A	23,660	402,847
Shenwan Hongyuan Group Co. Ltd. Class A	1,001,800	730,046
Shenyang Jinbei Automotive Co. Ltd. Class A (b)	612,300	600,499
Shenzhen Agricultural Power Group Co. Ltd. Class A	979,400	935,176
Shenzhen Baoming Technology Co. Ltd. Class A (b)	18,000	153,484

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen BSC Technology Co. Ltd. Class A	22,330	$90,853
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	115,663
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	223,254
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	145,420
Shenzhen Click Technology Co. Ltd. Class A	79,700	137,330
Shenzhen Das Intellitech Co. Ltd. Class A	1,771,737	827,768
Shenzhen Desay Battery Technology Co. Class A	47,270	151,375
Shenzhen Dynanonic Co. Ltd. Class A (b)	24,360	122,372
Shenzhen Energy Group Co. Ltd. Class A	181,600	160,290
Shenzhen Envicool Technology Co. Ltd. Class A	255,584	1,406,469
Shenzhen Expressway Corp. Ltd. Class H	3,839,732	3,618,308
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	730,100	1,104,871
Shenzhen Fortune Trend Technology Co. Ltd. Class A	17,889	416,675
Shenzhen FRD Science & Technology Co. Ltd. Class A	245,300	642,194
Shenzhen Gongjin Electronics Co. Ltd. Class A	507,000	614,629
Shenzhen H&T Intelligent Control Co. Ltd. Class A	489,800	1,208,238
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (b)	265,900	387,179
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	223,989
Shenzhen Injoinic Technology Co. Ltd. Class A	206,419	496,823
Shenzhen Inovance Technology Co. Ltd. Class A	350,658	2,798,004
Shenzhen International Holdings Ltd.	1,475,210	1,376,846
Shenzhen Investment Ltd.	4,978,326	557,566
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	148,300	166,854
Shenzhen Jinjia Group Co. Ltd. Class A	468,300	267,910
Shenzhen Kaifa Technology Co. Ltd. Class A	268,400	696,820
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	139,788
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	443,063
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	246,500	578,854
Security Description	Shares	Value
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	$81,228
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	210,217
Shenzhen Lifotronic Technology Co. Ltd. Class A	86,789	176,025
Shenzhen Longsys Electronics Co. Ltd. Class A	8,300	97,228
Shenzhen Manst Technology Co. Ltd. Class A	26,640	196,639
Shenzhen Megmeet Electrical Co. Ltd. Class A	238,400	1,995,786
Shenzhen Microgate Technology Co. Ltd. Class A	172,200	292,727
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	2,109,121
Shenzhen Minglida Precision Technology Co. Ltd. Class A	67,600	152,667
Shenzhen MTC Co. Ltd. Class A	2,574,200	2,026,681
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	2,010,962	698,488
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	262,786
Shenzhen Qingyi Photomask Ltd. Class A	99,490	310,335
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	17,520	107,819
Shenzhen SC New Energy Technology Corp. Class A	116,401	1,002,208
Shenzhen SED Industry Co. Ltd. Class A	82,500	198,229
Shenzhen Senior Technology Material Co. Ltd. Class A	44,950	59,513
Shenzhen Sunlord Electronics Co. Ltd. Class A	226,500	971,221
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	123,031
Shenzhen Tagen Group Co. Ltd. Class A	476,800	266,927
Shenzhen Techwinsemi Technology Co. Ltd. Class A	33,826	401,774
Shenzhen Topband Co. Ltd. Class A	189,600	351,489
Shenzhen Transsion Holdings Co. Ltd. Class A	83,857	1,085,121
Shenzhen TXD Technology Co. Ltd. Class A	51,200	105,727
Shenzhen United Winners Laser Co. Ltd. Class A	58,214	125,602
Shenzhen Xinyichang Technology Co. Ltd. Class A	17,617	107,672
Shenzhen YHLO Biotech Co. Ltd. Class A	57,266	123,245

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	$174,675
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	126,982
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	549,681
Shenzhou International Group Holdings Ltd.	940,400	7,505,816
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	12,200	58,163
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	497,000	1,363,424
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	324,939
Shimao Services Holdings Ltd. (b) (d)	337,000	39,913
Shoucheng Holdings Ltd. (c)	720,400	100,159
Shuangliang Eco-Energy Systems Co. Ltd. Class A	176,802	132,454
SICC Co. Ltd. Class A (b)	31,946	222,793
Sichuan Gold Co. Ltd. Class A	47,100	133,957
Sichuan Hebang Biotechnology Co. Ltd. Class A	1,485,300	412,724
Sichuan Hongda Co. Ltd. Class A (b)	530,600	550,728
Sichuan Injet Electric Co. Ltd. Class A	24,500	184,380
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	66,145
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	108,036
Sichuan New Energy Power Co. Ltd. Class A	59,900	87,139
Sichuan Swellfun Co. Ltd. Class A	21,800	158,923
Sichuan Yahua Industrial Group Co. Ltd. Class A	33,500	53,388
Sieyuan Electric Co. Ltd. Class A	246,500	2,440,993
Siglent Technologies Co. Ltd. Class A	35,572	135,815
Sihuan Pharmaceutical Holdings Group Ltd.	1,571,000	133,479
Silergy Corp.	245,820	3,025,465
Sineng Electric Co. Ltd. Class A	173,628	1,038,244
Sino Wealth Electronic Ltd. Class A	29,887	99,617
Sinocare, Inc. Class A	190,200	668,673
Sinocelltech Group Ltd. Class A (b)	59,145	291,878
Sinoma Science & Technology Co. Ltd. Class A	710,993	1,266,742
Sinomine Resource Group Co. Ltd. Class A	233,844	1,130,758
Security Description	Shares	Value
Sino-Ocean Group Holding Ltd. (b) (c)	9,773,980	$310,786
Sinopec Shanghai Petrochemical Co. Ltd. Class H (b)	10,036,600	1,550,463
Sinopharm Group Co. Ltd. Class H	1,979,200	5,427,038
Sino-Platinum Metals Co. Ltd. Class A	310,479	580,655
Sinotrans Ltd. Class H	7,152,024	3,379,003
Sinotruk Hong Kong Ltd.	110,500	324,333
Sinotruk Jinan Truck Co. Ltd. Class A	279,760	647,051
Sipai Health Technology Co. Ltd. (b) (c)	150,400	105,521
SITC International Holdings Co. Ltd.	1,950,000	5,196,352
Skshu Paint Co. Ltd. Class A	279,030	1,619,108
Skyworth Digital Co. Ltd. Class A	731,900	1,587,121
Smoore International Holdings Ltd. (c) (d)	2,225,000	3,809,564
SOHO China Ltd. (b)	923,000	81,987
Sohu.com Ltd. ADR (b) (c)	15,562	205,107
SooChow Securities Co. Ltd. Class A	253,030	268,833
Southern Publishing & Media Co. Ltd. Class A	160,248	329,816
Southwest Securities Co. Ltd. Class A	1,027,900	653,857
StarPower Semiconductor Ltd. Class A	13,440	164,432
STO Express Co. Ltd. Class A	246,079	339,546
Sumavision Technologies Co. Ltd. Class A	153,800	113,336
Sun Art Retail Group Ltd.	2,351,500	750,741
Sunac China Holdings Ltd. (b) (c)	2,786,000	832,075
Sunac Services Holdings Ltd. (c) (d)	315,000	67,315
Sungrow Power Supply Co. Ltd. Class A	322,834	3,246,589
Suning Universal Co. Ltd. Class A	691,000	222,129
Sunny Optical Technology Group Co. Ltd.	983,500	8,717,097
Sunresin New Materials Co. Ltd. Class A	47,700	311,026
Sunrise Group Co. Ltd. Class A	677,156	585,703
Sunward Intelligent Equipment Co. Ltd. Class A	471,000	481,169
Sunwoda Electronic Co. Ltd. Class A	220,900	671,290
Suzhou Anjie Technology Co. Ltd. Class A	243,100	527,161

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	266,100	$1,058,383
Suzhou Everbright Photonics Co. Ltd. Class A (b)	36,686	194,836
Suzhou Good-Ark Electronics Co. Ltd. Class A	194,281	271,779
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	170,248
Suzhou HYC Technology Co. Ltd. Class A	51,671	190,735
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	296,537
Suzhou Novosense Microelectronics Co. Ltd. Class A (b)	31,060	551,266
Suzhou Oriental Semiconductor Co. Ltd. Class A	34,911	199,675
Suzhou Recodeal Interconnect System Co. Ltd. Class A	20,705	141,324
Suzhou Secote Precision Electronic Co. Ltd. Class A (b)	43,800	412,614
Suzhou Shijing Environmental Technology Co. Ltd. Class A	43,540	143,166
Suzhou SLAC Precision Equipment Co. Ltd. Class A	601,600	880,090
Suzhou TFC Optical Communication Co. Ltd. Class A	52,920	658,554
Suzhou TZTEK Technology Co. Ltd. Class A	76,276	449,874
Suzhou Wanxiang Technology Co. Ltd. Class A	98,700	207,981
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (b)	56,732	481,505
SVG Optronics Co. Ltd. Class A (b)	27,988	82,460
Taiji Computer Corp. Ltd. Class A	257,736	831,327
TAL Education Group ADR (b)	510,552	5,115,731
Talkweb Information System Co. Ltd. Class A (b)	98,300	245,164
Tangrenshen Group Co. Ltd. Class A (b)	485,400	337,198
Tayho Advanced Materials Group Co. Ltd. Class A	477,800	611,771
TBEA Co. Ltd. Class A	265,720	461,115
TCL Technology Group Corp. Class A	1,939,100	1,328,567
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	583,525	705,015
Telling Telecommunication Holding Co. Ltd. Class A	51,300	92,098
Tencent Holdings Ltd.	6,896,094	370,196,924
Security Description	Shares	Value
Tencent Music Entertainment Group ADR	614,121	$6,970,273
Three's Co. Media Group Co. Ltd. Class A	42,873	209,766
Thunder Software Technology Co. Ltd. Class A	19,500	158,199
Tiangong International Co. Ltd. (c)	280,000	67,766
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,800	63,119
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	209,500	170,362
Tianli International Holdings Ltd.	1,965,000	963,787
Tianma Microelectronics Co. Ltd. Class A (b)	217,600	267,647
Tianneng Power International Ltd. (c)	288,000	305,501
Tianqi Lithium Corp. Class A	446,474	2,006,898
Tianshan Aluminum Group Co. Ltd. Class A	849,400	910,547
TianShan Material Co. Ltd. Class A	227,200	175,162
Tianshui Huatian Technology Co. Ltd. Class A	282,600	446,909
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	183,500	134,223
Time Publishing & Media Co. Ltd. Class A	119,640	140,312
Tingyi Cayman Islands Holding Corp.	3,901,020	5,082,206
Titan Wind Energy Suzhou Co. Ltd. Class A	982,889	1,059,000
TKD Science & Technology Co. Ltd. Class A	50,660	103,369
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	133,677
Tongcheng Travel Holdings Ltd.	858,000	2,010,260
TongFu Microelectronics Co. Ltd. Class A	582,044	2,342,764
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	131,300	130,379
Tongwei Co. Ltd. Class A	534,000	1,608,219
Top Energy Co. Ltd. Class A	96,517	74,016
Topchoice Medical Corp. Class A	41,317	249,877
Topsec Technologies Group, Inc. Class A	469,600	412,575
Topsports International Holdings Ltd. (c) (d)	1,865,000	715,465
Toread Holdings Group Co. Ltd. Class A	179,338	171,240

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Transfar Zhilian Co. Ltd. Class A	200,700	$123,840
TravelSky Technology Ltd. Class H	2,056,514	2,753,332
Trina Solar Co. Ltd. Class A	196,491	516,553
Trip.com Group Ltd. (b)	547,858	38,085,122
TRS Information Technology Corp. Ltd. Class A	37,900	108,101
Tsingtao Brewery Co. Ltd. Class A	282,244	3,110,970
Tsingtao Brewery Co. Ltd. Class H	274,000	2,003,514
Tuya, Inc. ADR	57,602	103,108
Unigroup Guoxin Microelectronics Co. Ltd. Class A	142,859	1,252,582
Uni-President China Holdings Ltd.	145,000	145,785
Unisplendour Corp. Ltd. Class A	277,576	1,052,229
Universal Scientific Industrial Shanghai Co. Ltd. Class A	255,300	573,786
Up Fintech Holding Ltd. ADR (b) (c)	114,647	740,620
Valiant Co. Ltd. Class A	501,900	820,377
Vanchip Tianjin Technology Co. Ltd. Class A	52,819	240,731
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (b)	67,885	484,807
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	386,415
Vipshop Holdings Ltd. ADR	346,387	4,665,833
Visionox Technology, Inc. Class A (b)	191,900	268,710
Visual China Group Co. Ltd. Class A	255,700	725,148
Vnet Group, Inc. ADR (b) (c)	104,454	495,112
Walvax Biotechnology Co. Ltd. Class A	228,000	375,160
Wangneng Environment Co. Ltd. Class A	241,510	509,896
Wanhua Chemical Group Co. Ltd. Class A	253,600	2,464,668
Want Want China Holdings Ltd.	7,863,976	4,616,370
Wasu Media Holding Co. Ltd. Class A	463,900	454,959
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	188,852
Weaver Network Technology Co. Ltd. Class A	23,800	158,850
Weibo Corp. ADR	57,760	551,608
Weichai Power Co. Ltd. Class A	2,637,688	4,922,199
Weichai Power Co. Ltd. Class H	2,134,000	3,263,656
Weimob, Inc. (b) (c) (d)	2,306,000	970,735
Security Description	Shares	Value
Wellhope Foods Co. Ltd. Class A (b)	449,200	$527,427
Wencan Group Co. Ltd. Class A	49,500	159,527
Wens Foodstuff Group Co. Ltd. Class A	214,000	481,256
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	186,431
West China Cement Ltd. (c)	4,792,000	974,692
Western Region Gold Co. Ltd. Class A (b)	171,144	266,921
Western Superconducting Technologies Co. Ltd. Class A	31,191	181,924
Will Semiconductor Co. Ltd. Shanghai Class A	159,004	2,261,337
Willfar Information Technology Co. Ltd. Class A	35,694	176,003
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	154,713
Windey Energy Technology Group Co. Ltd. Class A	78,700	141,931
Wingtech Technology Co. Ltd. Class A	204,572	1,080,611
Winning Health Technology Group Co. Ltd. Class A	293,300	286,049
Wolong Electric Group Co. Ltd. Class A	247,100	578,581
Wondershare Technology Group Co. Ltd. Class A	22,514	193,661
Wuhan Dr. Laser Technology Corp. Ltd. Class A	33,689	291,759
Wuhan Guide Infrared Co. Ltd. Class A	1,300,011	1,315,682
Wuhan Jingce Electronic Group Co. Ltd. Class A	21,400	187,430
Wuliangye Yibin Co. Ltd. Class A	484,675	9,245,234
WUS Printed Circuit Kunshan Co. Ltd. Class A	282,550	1,525,997
WuXi AppTec Co. Ltd. Class A	507,699	3,806,273
WuXi AppTec Co. Ltd. Class H (c) (d)	312,100	2,270,052
Wuxi Autowell Technology Co. Ltd. Class A	48,269	284,755
Wuxi Biologics Cayman, Inc. (b) (d)	4,016,000	9,078,452
Wuxi Boton Technology Co. Ltd. Class A	33,900	84,594
Wuxi Chipown Micro-Electronics Ltd. Class A	38,927	227,841
Wuxi DK Electronic Materials Co. Ltd. Class A	31,500	176,004
Wuxi ETEK Microelectronics Co. Ltd. Class A	57,531	324,662
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	146,700	400,045

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wuxi NCE Power Co. Ltd. Class A	58,212	$268,878
Wuxi Taiji Industry Ltd. Co. Class A	184,100	173,530
Wuxi Xinje Electric Co. Ltd. Class A	20,900	119,425
XD, Inc. (b) (c)	374,000	1,210,886
XGD, Inc. Class A	325,000	958,864
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	202,000	26,004
Xiamen Amoytop Biotech Co. Ltd. Class A	27,753	277,360
Xiamen C & D, Inc. Class A	183,600	263,090
Xiamen Changelight Co. Ltd. Class A (b)	115,900	163,553
Xiamen Faratronic Co. Ltd. Class A	16,312	264,227
Xiamen Jihong Technology Co. Ltd. Class A	70,400	121,593
Xiamen Kingdomway Group Co. Class A	228,300	469,568
Xi'an Sinofuse Electric Co. Ltd. Class A	14,200	201,196
Xi'an Tian He Defense Technology Co. Ltd. Class A (b)	80,000	119,758
Xi'an Triangle Defense Co. Ltd. Class A	23,800	80,819
Xiangcai Co. Ltd. Class A	66,400	65,120
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	90,344
Xiaomi Corp. Class B (b) (d)	18,293,200	81,246,069
Xilinmen Furniture Co. Ltd. Class A	237,800	542,877
Xingtong Shipping Co. Ltd. Class A	69,040	150,277
Xinhua Winshare Publishing & Media Co. Ltd. Class A	284,680	614,613
Xinhuanet Co. Ltd. Class A	209,100	636,286
Xinjiang Daqo New Energy Co. Ltd. Class A	18,215	59,894
Xinte Energy Co. Ltd. Class H (b) (c)	139,600	134,605
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	178,588
Xinyi Glass Holdings Ltd. (c)	4,774,331	4,849,345
Xinyi Solar Holdings Ltd. (c)	5,236,876	2,116,876
Xinzhi Group Co. Ltd. Class A	70,800	135,592
Xizang Zhufeng Resources Co. Ltd. Class A (b)	53,900	78,337
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	120,157
XPeng, Inc. Class A (b)	1,185,930	7,122,038
Xtep International Holdings Ltd.	1,345,858	977,174
Xuji Electric Co. Ltd. Class A	200,200	750,733
Security Description	Shares	Value
Yadea Group Holdings Ltd. (c) (d)	649,204	$1,081,456
Yangling Metron New Material, Inc. Class A	32,500	88,316
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	243,046
Yangzijiang Shipbuilding Holdings Ltd.	1,177,400	2,580,579
Yankuang Energy Group Co. Ltd. Class H (c)	4,015,386	4,626,408
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	711,912	1,184,985
Yantai Eddie Precision Machinery Co. Ltd. Class A	507,929	1,168,551
Yatsen Holding Ltd. ADR (b) (c)	53,505	212,950
Yeahka Ltd. (b) (c)	136,400	215,980
Yealink Network Technology Corp. Ltd. Class A	28,903	151,966
YGSOFT, Inc. Class A	1,769,677	1,388,455
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (c) (d)	74,000	91,072
Yidu Tech, Inc. (b) (c) (d)	456,400	281,433
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	340,824
Yihai International Holding Ltd.	250,000	485,328
Yinbang Clad Material Co. Ltd. Class A	399,100	604,508
Yincheng International Holding Co. Ltd. (b)	96,000	568
Yingkou Jinchen Machinery Co. Ltd. Class A	33,125	121,373
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	60,121
Yizumi Holdings Co. Ltd. Class A	48,800	133,342
Yonfer Agricultural Technology Co. Ltd. Class A	530,400	942,098
YongXing Special Materials Technology Co. Ltd. Class A	26,650	136,925
Yonyou Network Technology Co. Ltd. Class A (b)	543,270	794,019
Yotrio Group Co. Ltd. Class A	1,470,430	648,940
Youngy Co. Ltd. Class A	17,200	74,737
Youzu Interactive Co. Ltd. Class A	269,500	343,230
YTO Express Group Co. Ltd. Class A	749,900	1,449,442
Yuexiu Property Co. Ltd. (c)	3,237,600	2,121,459
Yuexiu Transport Infrastructure Ltd.	1,258	624
Yum China Holdings, Inc.	470,291	22,653,917
YUNDA Holding Group Co. Ltd.	1,041,288	1,066,606
Yuneng Technology Co. Ltd. Class A	16,548	109,997

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Yunnan Aluminium Co. Ltd. Class A	566,500	$1,044,030
Yunnan Baiyao Group Co. Ltd. Class A	37,100	302,955
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	61,638
Yunnan Energy New Material Co. Ltd. Class A	36,683	159,843
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	527,700	1,358,514
Yunnan Tin Co. Ltd. Class A	54,400	103,961
Yunnan Yuntianhua Co. Ltd. Class A	53,700	163,115
Yusys Technologies Co. Ltd. Class A	28,320	75,299
Yutong Heavy Industries Co. Ltd. Class A	143,100	223,767
Zai Lab Ltd. (b)	879,890	2,367,381
Zangge Mining Co. Ltd. Class A	63,200	238,716
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	449,949
Zhaojin Mining Industry Co. Ltd. Class H (c)	924,000	1,303,695
Zhefu Holding Group Co. Ltd. Class A	2,067,800	878,776
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	599,000	30,189
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	427,826	451,049
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,764	135,755
Zhejiang Century Huatong Group Co. Ltd. Class A (b)	4,900	3,431
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	325,715
Zhejiang Chengchang Technology Co. Ltd. Class A	27,170	141,003
Zhejiang China Commodities City Group Co. Ltd. Class A	149,500	273,077
Zhejiang Chint Electrics Co. Ltd. Class A	191,100	609,365
Zhejiang Communications Technology Co. Ltd. Class A	669,140	371,871
Zhejiang Crystal-Optech Co. Ltd. Class A	496,900	1,503,932
Zhejiang Dahua Technology Co. Ltd. Class A	511,407	1,114,556
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	112,415
Zhejiang Dingli Machinery Co. Ltd. Class A	108,100	950,025
Zhejiang Expressway Co. Ltd. Class H	4,791,940	3,448,393
Security Description	Shares	Value
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	29,540	$112,986
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	259,150	204,030
Zhejiang HangKe Technology, Inc. Co. Class A	108,391	263,688
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	258,100	181,407
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	76,674
Zhejiang Huayou Cobalt Co. Ltd. Class A	172,900	689,104
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	218,000	236,663
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	175,754
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	246,100	1,069,344
Zhejiang Jingu Co. Ltd. Class A	502,900	715,150
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	255,020	444,631
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	1,512,000	1,182,167
Zhejiang Juhua Co. Ltd. Class A	488,300	1,604,277
Zhejiang Lante Optics Co. Ltd. Class A	88,760	327,644
Zhejiang Leapmotor Technology Co. Ltd. (b) (d)	57,700	241,780
Zhejiang Meida Industrial Co. Ltd. Class A	227,400	227,354
Zhejiang Narada Power Source Co. Ltd. Class A	176,900	388,908
Zhejiang NHU Co. Ltd. Class A	549,888	1,645,582
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	689,421	437,608
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	187,200	188,692
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	285,442	914,083
Zhejiang Semir Garment Co. Ltd. Class A	193,400	184,931
Zhejiang Shibao Co. Ltd. Class A	144,000	223,017
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	153,500	610,111
Zhejiang Sunoren Solar Technology Co. Ltd.	203,800	250,118
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	336,700	315,993

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Zhejiang Supor Co. Ltd. Class A	24,277	$175,956
Zhejiang Tiantie Industry Co. Ltd. Class A (b)	187,800	112,299
Zhejiang Weiming Environment Protection Co. Ltd. Class A	531,741	1,566,650
Zhejiang Weixing New Building Materials Co. Ltd. Class A	224,300	385,876
Zhejiang XCC Group Co. Ltd. Class A	74,800	252,169
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	255,000	345,256
Zhejiang Yasha Decoration Co. Ltd. Class A	1,560,425	820,437
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	235,610
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	128,552
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	106,614
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	272,060	331,297
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	164,791
Zhengzhou GL Tech Co. Ltd. Class A	74,400	131,237
Zheshang Securities Co. Ltd. Class A	668,800	1,115,046
Zhihu, Inc. ADR (b) (c)	66,338	234,837
ZhongAn Online P&C Insurance Co. Ltd. Class H (b) (d)	485,500	736,255
Zhongji Innolight Co. Ltd. Class A	77,980	1,311,899
Zhongsheng Group Holdings Ltd.	193,000	346,846
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,031,825	4,356,859
Zhuzhou Kibing Group Co. Ltd. Class A	51,800	39,583
Zhuzhou Smelter Group Co. Ltd. Class A (b)	635,100	680,820
Zijin Mining Group Co. Ltd. Class A	998,200	2,055,817
Zijin Mining Group Co. Ltd. Class H	9,004,431	16,390,766
ZJAMP Group Co. Ltd. Class A	65,400	77,947
Zkteco Co. Ltd. Class A	35,200	128,880
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	2,899,800	2,855,759
ZTE Corp. Class H	1,839,145	5,765,122
ZTO Express Cayman, Inc. ADR (c)	535,306	10,465,232
Security Description	Shares	Value
ZWSOFT Co. Ltd. Guangzhou Class A	10,428	$121,545
		2,925,762,993
COLOMBIA — 0.1%
Almacenes Exito SA ADR	686	2,332
Bancolombia SA	377,823	3,224,609
Bancolombia SA ADR	131,969	4,158,343
Bolsa de Valores de Colombia	288,633	648,608
Cementos Argos SA	315,017	729,348
Corp. Financiera Colombiana SA (b)	151,770	505,723
Ecopetrol SA	3,870,996	1,471,765
Grupo Argos SA	1,031	4,821
Grupo de Inversiones Suramericana SA Preference Shares	150,776	890,513
Interconexion Electrica SA ESP	579,535	2,196,833
Procaps Group SA (b)	150	344
		13,833,239
CZECH REPUBLIC — 0.2%
CEZ AS	302,038	11,889,230
Komercni Banka AS	196,643	6,862,945
		18,752,175
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,553,800	5,488,359
EFG Holding SAE (b)	3,346,595	1,362,867
		6,851,226
GREECE — 0.5%
Alpha Services & Holdings SA	1,186,901	1,987,351
Danaos Corp. (c)	7,085	567,296
Diana Shipping, Inc.	74,281	145,591
Eurobank Ergasias Services & Holdings SA Class A	4,846,026	11,190,274
FF Group (b) (e)	5,627	—
Fourlis Holdings SA	176	676
GEK TERNA SA	63,328	1,211,847
Hellenic Exchanges - Athens Stock Exchange SA	337,466	1,576,002
Hellenic Telecommunications Organization SA	278,778	4,295,478
Jumbo SA	114,602	3,033,215
LAMDA Development SA (b)	30,240	228,902
Metlen Energy & Metals SA	113,176	3,928,335
MIG Holdings SA (b)	1,004	2,994
National Bank of Greece SA	488,299	3,873,154
OceanPal, Inc. (b)	54	63
OPAP SA	431,037	7,007,520
Piraeus Financial Holdings SA	840,578	3,351,111
Public Power Corp. SA	234,225	2,992,943
Sarantis SA	36,628	412,660
Star Bulk Carriers Corp. (c)	84,436	1,262,318

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tsakos Energy Navigation Ltd.	37,161	$644,372
		47,712,102
HONG KONG — 0.2%
Alibaba Pictures Group Ltd. (b) (c)	24,852,400	1,519,692
C Fiber Optic (b) (e)	88,800	—
China Common Rich Renewable Energy Investments Ltd. (b) (e)	856,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (e)	310,600	—
China Huiyuan Juice Group Ltd. (b) (e)	188,500	—
Chong Sing Holdings FinTech Group Ltd. (b) (e)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (b) (c)	4,822,000	515,227
Digital China Holdings Ltd. (c)	2,420,000	1,028,070
Fortior Technology Shenzhen Co. Ltd. Class A	30,191	648,521
Guotai Junan International Holdings Ltd. (c)	2,013,000	290,239
Gushengtang Holdings Ltd. (c)	57,000	248,019
Huabao International Holdings Ltd. (c)	1,985,651	539,360
Imperial Pacific Ltd. (b) (e)	1,043,500	—
Kingboard Laminates Holdings Ltd.	1,242,500	1,153,255
MH Development NPV (b) (e)	10,600	—
National Agricultural Holdings Ltd. (b) (c) (e)	72,000	—
Nine Dragons Paper Holdings Ltd. (b) (c)	3,300,735	1,338,489
Orient Overseas International Ltd.	72,000	1,066,845
Ozner Water International Holding Ltd. (b) (e)	738,000	—
Productive Technologies Co. Ltd. (b)	1,618,000	45,407
Sino Biopharmaceutical Ltd.	15,567,000	6,412,812
Skyworth Group Ltd.	867,005	353,813
SSY Group Ltd.	199,740	91,797
Tech-Pro, Inc. (b) (c) (e)	484,000	—
Time Interconnect Technology Ltd. (c)	1,088,000	575,658
United Energy Group Ltd. (c)	9,974,000	455,818
United Laboratories International Holdings Ltd.	168,000	267,314
Untrade Real Nutri (b) (e)	199,000	—
Untrade.Chi Ocean Ind (b) (e)	57,625	232
Untrade.China Dili (b) (c) (e)	2,637,100	112,030
WH Group Ltd. (d)	9,633,721	7,453,532
		24,116,130
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	874,871	6,012,145
Security Description	Shares	Value
OTP Bank Nyrt	285,893	$15,609,386
Richter Gedeon Nyrt	188,410	4,932,420
		26,553,951
INDIA — 23.0%
360 ONE WAM Ltd.	48,960	717,583
Aarti Drugs Ltd.	13,966	75,104
Aarti Industries Ltd.	185,562	888,756
Aarti Pharmalabs Ltd.	34,894	279,698
Aavas Financiers Ltd. (b)	27,447	538,449
ABB India Ltd.	33,631	2,715,287
Action Construction Equipment Ltd.	27,265	480,054
Adani Energy Solutions Ltd. (b)	347,908	3,276,149
Adani Enterprises Ltd.	367,309	10,848,677
Adani Green Energy Ltd. (b)	487,732	5,928,752
Adani Ports & Special Economic Zone Ltd.	1,005,843	14,463,720
Adani Power Ltd. (b)	1,277,673	7,901,347
Adani Total Gas Ltd.	328,336	2,918,691
Adani Wilmar Ltd. (b)	163,679	588,939
Aditya Birla Capital Ltd. GDR (b)	278	578
Aditya Birla Fashion & Retail Ltd. (b)	398,818	1,304,102
Aegis Logistics Ltd.	68,213	653,337
Affle India Ltd. (b)	29,463	613,685
AGI Greenpac Ltd.	32,446	424,667
AIA Engineering Ltd.	32,783	1,302,934
Ajanta Pharma Ltd.	12,698	434,896
Alembic Pharmaceuticals Ltd.	29,408	366,253
Alkem Laboratories Ltd.	9,599	631,672
Alok Industries Ltd. (b)	3,544,374	870,219
Ambuja Cements Ltd.	585,954	3,667,100
Anant Raj Ltd.	1,399,212	13,979,250
Andhra Sugars Ltd.	93,854	105,185
Angel One Ltd.	54,337	1,860,648
Anup Engineering Ltd.	12,322	503,545
Apar Industries Ltd.	20,050	2,416,293
Apcotex Industries Ltd.	50,472	220,337
APL Apollo Tubes Ltd.	216,799	3,971,267
Apollo Hospitals Enterprise Ltd.	187,702	15,996,724
Aptus Value Housing Finance India Ltd.	128,387	434,061
Asahi India Glass Ltd.	75,543	672,984
Ashapura Minechem Ltd. (b)	286,112	1,300,999
Ashok Leyland Ltd.	1,452,860	3,741,871
Asian Paints Ltd.	516,012	13,750,174
Astral Ltd.	80,356	1,550,781
AstraZeneca Pharma India Ltd.	70,702	6,032,778
Atul Ltd.	14,669	1,192,513
AU Small Finance Bank Ltd. (d)	360,849	2,356,522
AurionPro Solutions Ltd.	20,708	413,876

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Aurobindo Pharma Ltd.	611,676	$9,534,469
Avalon Technologies Ltd. (b) (d)	21,633	243,585
Avanti Feeds Ltd.	42,330	337,078
Avenue Supermarts Ltd. (b) (d)	189,906	7,900,795
Axis Bank Ltd.	2,994,892	37,244,736
Bajaj Auto Ltd.	101,696	10,451,387
Bajaj Finance Ltd.	359,139	28,621,634
Bajaj Finserv Ltd.	555,004	10,165,444
Bajaj Hindusthan Sugar Ltd. (b)	2,468,216	875,269
Bajaj Holdings & Investment Ltd.	30,607	4,249,525
Balkrishna Industries Ltd.	89,418	3,039,410
Balrampur Chini Mills Ltd.	804,294	4,977,179
Bandhan Bank Ltd. (d)	1,407,046	2,614,121
Barbeque Nation Hospitality Ltd. (b)	8,050	41,424
BASF India Ltd.	14,715	956,141
Bata India Ltd.	9,870	158,506
Bayer CropScience Ltd.	14,688	952,328
Berger Paints India Ltd.	248,787	1,303,452
Bharat Dynamics Ltd.	64,022	839,668
Bharat Electronics Ltd.	4,078,600	13,965,532
Bharat Forge Ltd.	242,592	3,682,216
Bharat Heavy Electricals Ltd.	2,933,957	7,861,468
Bharat Petroleum Corp. Ltd.	1,783,357	6,091,811
Bharti Airtel Ltd.	3,507,957	65,056,825
Biocon Ltd.	808,058	3,448,325
Birlasoft Ltd.	371,365	2,430,619
Bombay Dyeing & Manufacturing Co. Ltd.	183,098	403,264
Borosil Renewables Ltd. (b)	42,276	276,750
Bosch Ltd.	2,760	1,099,316
Britannia Industries Ltd.	248,535	13,826,168
Camlin Fine Sciences Ltd. (b)	90,454	138,396
Can Fin Homes Ltd.	172,198	1,527,207
Caplin Point Laboratories Ltd.	133,986	3,913,531
Carborundum Universal Ltd.	11,696	174,818
Care Ratings Ltd.	34,268	552,223
Cartrade Tech Ltd. (b)	33,309	578,028
Carysil Ltd.	35,569	311,677
Castrol India Ltd.	428,147	987,280
Ceat Ltd.	16,569	625,563
Central Bank of India Ltd. (b)	565,930	352,394
CG Power & Industrial Solutions Ltd.	855,184	7,271,892
Chalet Hotels Ltd. (b)	114,430	1,302,101
Chambal Fertilisers & Chemicals Ltd.	103,528	597,307
Chennai Petroleum Corp. Ltd.	74,293	543,050
Cholamandalam Investment & Finance Co. Ltd.	477,636	6,616,372
CIE Automotive India Ltd.	17,813	97,945
Cipla Ltd.	885,701	15,817,983
City Union Bank Ltd.	124,776	251,159
Security Description	Shares	Value
Coal India Ltd.	1,886,121	$8,463,049
Coforge Ltd.	51,366	5,797,516
Colgate-Palmolive India Ltd.	94,375	2,954,973
Computer Age Management Services Ltd.	2,308	136,824
Container Corp. of India Ltd.	144,579	1,330,724
CORE Education & Technologies Ltd. (b) (e)	9,253	—
Coromandel International Ltd.	95,582	2,098,838
Craftsman Automation Ltd.	1,986	124,919
CreditAccess Grameen Ltd.	62,949	651,851
CRISIL Ltd.	19,843	1,542,012
Crompton Greaves Consumer Electricals Ltd.	419,747	1,940,528
Cummins India Ltd.	46,326	1,771,577
Cyient Ltd.	39,065	838,371
Dabur India Ltd.	733,508	4,343,795
Dalmia Bharat Ltd.	26,252	541,897
Data Patterns India Ltd.	28,860	832,862
DCB Bank Ltd.	2,332,748	3,297,747
DCM Shriram Ltd.	42,190	567,675
Deepak Fertilisers & Petrochemicals Corp. Ltd.	59,247	827,975
Deepak Nitrite Ltd.	166,415	4,848,391
Delhivery Ltd. (b)	195,740	791,408
Delta Corp. Ltd.	273,843	354,339
Dhani Services Ltd. (b)	372,857	408,945
Dilip Buildcon Ltd. (d)	19,910	104,743
Dish TV India Ltd. (b)	2,794,303	337,156
Dishman Carbogen Amcis Ltd. (b)	175,541	554,588
Divi's Laboratories Ltd.	152,330	10,851,414
Dixon Technologies India Ltd.	47,900	10,035,173
DLF Ltd.	483,821	4,661,680
Dr. Lal PathLabs Ltd. (d)	35,584	1,247,069
Dr. Reddy's Laboratories Ltd. ADR (c)	1,106,435	17,470,609
Dwarikesh Sugar Industries Ltd. (b)	153,429	100,107
Dynamatic Technologies Ltd.	3,125	308,849
Easy Trip Planners Ltd. (b)	2,041,390	378,169
Edelweiss Financial Services Ltd.	681,649	985,605
Eicher Motors Ltd.	147,894	8,329,621
EID Parry India Ltd. (b)	69,307	723,438
Elecon Engineering Co. Ltd.	134,194	994,538
Elgi Equipments Ltd.	247,122	1,673,579
Emami Ltd.	79,092	554,987
Embassy Office Parks REIT	254,520	1,098,511
eMudhra Ltd.	28,208	308,179
Endurance Technologies Ltd. (d)	16,852	423,211
Epigral Ltd.	13,280	294,130
EPL Ltd.	132,600	401,918
Equinox India Developments Ltd. (b)	623,373	843,676

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Equitas Small Finance Bank Ltd. (d)	193,304	$144,548
Era Infra Engineering Ltd. (b) (e)	2,941	—
Escorts Kubota Ltd.	69,082	2,689,045
Eureka Forbes Ltd. (b)	38,742	262,100
Exide Industries Ltd.	142,779	694,685
Fairchem Organics Ltd.	9,785	138,865
FDC Ltd.	301,046	1,756,230
Federal Bank Ltd.	689,575	1,611,059
Fertilisers & Chemicals Travancore Ltd.	43,953	503,581
FIEM Industries Ltd.	11,264	194,977
Fine Organic Industries Ltd.	12,442	648,144
Finolex Cables Ltd.	24,321	335,780
Finolex Industries Ltd.	161,779	475,338
Firstsource Solutions Ltd.	47,541	208,791
Force Motors Ltd.	2,449	186,292
Fortis Healthcare Ltd.	870,048	7,315,461
FSN E-Commerce Ventures Ltd. (b)	589,750	1,128,060
Gabriel India Ltd.	69,195	383,098
GAIL India Ltd.	5,525,045	12,324,809
Gammon India Ltd. (b) (e)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	60,116	1,134,999
Gateway Distriparks Ltd.	2,103,137	1,964,250
GE Vernova T&D India Ltd.	51,390	1,246,067
Genus Power Infrastructures Ltd.	59,889	268,513
Gitanjali Gems Ltd. (b) (e)	3,573	—
Gland Pharma Ltd. (d)	18,698	388,609
Glenmark Pharmaceuticals Ltd.	142,683	2,681,710
GMM Pfaudler Ltd.	11,223	154,495
Godawari Power & Ispat Ltd.	305,913	722,067
Godrej Consumer Products Ltd.	324,210	4,097,606
Godrej Industries Ltd. (b)	883,067	12,028,824
Godrej Properties Ltd. (b)	54,022	1,758,273
Gokaldas Exports Ltd. (b)	79,292	1,048,691
Granules India Ltd.	664,238	4,595,385
Graphite India Ltd.	142,321	939,733
Grasim Industries Ltd.	395,277	11,277,898
Gravita India Ltd.	13,244	337,157
Great Eastern Shipping Co. Ltd.	13,618	153,019
Grindwell Norton Ltd.	19,519	437,716
Gujarat Ambuja Exports Ltd.	81,858	119,038
Gujarat Fluorochemicals Ltd.	34,698	1,688,257
Gujarat Gas Ltd.	231,446	1,348,173
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	48,298	315,353
Gujarat NRE Coke Ltd. (b) (e)	25,505	—
Gujarat State Petronet Ltd.	167,864	709,582
Happiest Minds Technologies Ltd.	26,688	229,040
Security Description	Shares	Value
Havells India Ltd.	324,627	$6,351,581
HBL Engineering Ltd.	68,083	494,517
HCL Technologies Ltd.	1,672,538	37,458,053
HDFC Asset Management Co. Ltd. (d)	17,681	867,190
HDFC Bank Ltd.	6,364,901	131,801,431
HDFC Life Insurance Co. Ltd. (d)	1,021,636	7,363,309
HEG Ltd.	193,565	1,153,516
Hemisphere Properties India Ltd. (b)	219,904	446,672
Hero MotoCorp Ltd.	283,369	13,770,978
HFCL Ltd.	932,858	1,227,230
Himadri Speciality Chemical Ltd.	540,368	3,690,449
Hindalco Industries Ltd.	1,696,998	11,941,498
Hindustan Aeronautics Ltd.	97,923	4,779,099
Hindustan Construction Co. Ltd. (b)	6,516,740	2,879,541
Hindustan Oil Exploration Co. Ltd. (b)	157,368	336,669
Hindustan Petroleum Corp. Ltd.	816,829	3,899,827
Hindustan Unilever Ltd.	1,229,498	33,415,864
Hindustan Zinc Ltd.	42,234	219,029
Hindware Home Innovation Ltd.	52,103	165,169
Hitachi Energy India Ltd.	12,933	2,177,138
Hle Glascoat Ltd.	8,490	36,602
Honeywell Automation India Ltd.	2,048	1,003,647
ICICI Bank Ltd. ADR	3,197,824	95,487,025
ICICI Lombard General Insurance Co. Ltd. (d)	258,939	5,407,054
ICICI Prudential Life Insurance Co. Ltd. (d)	281,150	2,150,485
ICICI Securities Ltd. (d)	109,842	1,098,693
IDFC First Bank Ltd. (b)	2,387,528	1,760,798
IFB Industries Ltd. (b)	15,224	337,124
IFCI Ltd. (b)	1,847,531	1,343,561
IIFL Capital Services Ltd.	70,000	267,936
IIFL Finance Ltd.	133,600	645,266
India Cements Ltd. (b)	490,524	2,156,297
Indiabulls Enterprises Ltd. (b)	29,442	6,606
IndiaMart InterMesh Ltd. (d)	14,142	371,465
Indian Energy Exchange Ltd. (d)	508,168	1,078,971
Indian Hotels Co. Ltd.	1,690,026	17,322,945
Indian Oil Corp. Ltd.	3,409,905	5,433,066
Indian Overseas Bank (b)	552,219	333,858
Indian Railway Catering & Tourism Corp. Ltd.	127,675	1,173,497
Indian Railway Finance Corp. Ltd. (d)	1,408,792	2,452,484
Indo Count Industries Ltd.	63,617	242,612
Indraprastha Gas Ltd.	372,190	1,806,962
Indus Towers Ltd. (b)	1,084,254	4,328,721

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
IndusInd Bank Ltd.	478,857	$5,370,335
Infibeam Avenues Ltd.	3,574,335	1,086,323
Info Edge India Ltd.	95,868	9,716,554
Infosys Ltd. ADR (c)	4,117,480	90,255,162
Inox Wind Ltd. (b)	1,052,424	2,225,224
Intellect Design Arena Ltd.	185,556	2,071,890
InterGlobe Aviation Ltd. (b) (d)	78,117	4,155,458
IOL Chemicals & Pharmaceuticals Ltd.	14,845	70,667
ION Exchange India Ltd.	68,144	523,096
Ipca Laboratories Ltd.	140,253	2,777,088
IRB Infrastructure Developers Ltd.	702,519	469,693
ITC Ltd.	2,993,567	16,911,287
IVRCL Ltd. (b) (e)	5,304,684	—
Jain Irrigation Systems Ltd. (b)	842,670	669,205
Jaiprakash Associates Ltd. (b)	3,197,507	229,691
Jaiprakash Power Ventures Ltd. (b)	14,163,419	2,928,181
Jammu & Kashmir Bank Ltd.	113,636	133,819
JB Chemicals & Pharmaceuticals Ltd.	44,437	957,188
JBM Auto Ltd.	29,330	523,299
Jet Airways India Ltd. (b)	8,634	3,445
Jindal Saw Ltd.	492,673	1,676,891
Jindal Stainless Ltd.	312,796	2,554,578
Jindal Steel & Power Ltd.	379,404	4,124,470
Jio Financial Services Ltd. (b)	3,283,858	11,457,136
JK Cement Ltd.	12,732	683,402
JK Paper Ltd.	48,866	236,757
JK Tyre & Industries Ltd.	121,594	551,843
JM Financial Ltd.	198,499	301,410
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	4,488	93,289
JSW Energy Ltd.	607,921	4,563,291
JSW Steel Ltd.	1,024,666	10,789,580
JTEKT India Ltd.	65,300	123,516
JTL Industries Ltd.	305,814	342,950
Jubilant Foodworks Ltd.	611,650	5,130,319
Jubilant Ingrevia Ltd.	93,411	898,009
Jubilant Pharmova Ltd.	101,190	1,306,276
Jupiter Wagons Ltd.	163,740	958,089
Just Dial Ltd. (b)	53,949	626,048
Kalyan Jewellers India Ltd.	182,701	1,635,189
Kansai Nerolac Paints Ltd.	19,141	59,247
Kaynes Technology India Ltd. (b)	31,955	2,768,478
KEI Industries Ltd.	188,108	9,748,076
Kirloskar Brothers Ltd.	29,273	705,807
Kirloskar Ferrous Industries Ltd.	41,581	310,569
Kirloskar Industries Ltd.	2,535	130,943
Kirloskar Oil Engines Ltd.	39,294	471,429
Kotak Mahindra Bank Ltd.	1,413,761	29,493,485
KPI Green Energy Ltd. (d)	116,385	1,108,131
KPIT Technologies Ltd.	308,301	5,274,485
L&T Finance Ltd.	123,112	195,035
Security Description	Shares	Value
L&T Technology Services Ltd. (d)	30,771	$1,702,700
Lanco Infratech Ltd. (b) (e)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,230,823	51,694,566
Laurus Labs Ltd. (d)	281,882	1,984,381
Laxmi Organic Industries Ltd.	25,046	70,709
Lemon Tree Hotels Ltd. (b) (d)	532,669	951,682
LIC Housing Finance Ltd.	591,496	4,131,862
Linde India Ltd.	49,027	3,433,658
Lloyds Engineering Works Ltd.	781,095	700,957
Lloyds Metals & Energy Ltd.	140,163	2,016,730
LTIMindtree Ltd. (d)	99,240	6,474,950
Lumax Auto Technologies Ltd.	79,614	600,124
Lupin Ltd.	320,045	8,806,179
LUX Industries Ltd.	85,132	1,999,982
Macrotech Developers Ltd. (d)	140,975	2,287,841
Magellanic Cloud Ltd.	112,921	96,205
Mahanagar Gas Ltd.	9,901	148,537
Mahindra & Mahindra Financial Services Ltd.	913,765	2,827,841
Mahindra & Mahindra Ltd. GDR	1,580,928	55,964,851
Maithan Alloys Ltd.	18,197	237,873
MakeMyTrip Ltd. (b) (c)	63,455	7,124,727
Manappuram Finance Ltd.	576,176	1,268,259
Mangalore Refinery & Petrochemicals Ltd.	300,141	520,289
Manpasand Beverages Ltd. (b) (e)	64,129	—
Marico Ltd.	389,422	2,908,824
Marksans Pharma Ltd.	2,477,152	8,583,284
Maruti Suzuki India Ltd.	196,617	24,936,953
Max Financial Services Ltd. (b)	226,723	2,949,839
Max Healthcare Institute Ltd.	653,443	8,610,553
Mazagon Dock Shipbuilders Ltd.	110,062	2,863,981
Metropolis Healthcare Ltd. (b) (d)	23,091	560,096
Minda Corp. Ltd.	91,869	525,265
Morepen Laboratories Ltd. (b)	773,990	706,604
Motherson Sumi Wiring India Ltd.	1,812,558	1,233,019
Mphasis Ltd.	45,772	1,522,209
MRF Ltd.	5,038	7,687,298
Multi Commodity Exchange of India Ltd.	74,515	5,425,927
Muthoot Finance Ltd.	117,479	2,931,220
Natco Pharma Ltd.	6,237	101,065
National Aluminium Co. Ltd.	1,314,908	3,251,417
Navin Fluorine International Ltd.	60,752	2,303,238
Nazara Technologies Ltd. (b)	46,976	556,104
NCC Ltd.	537,742	1,720,372
Nestle India Ltd.	399,549	10,127,360
Network18 Media & Investments Ltd. (b)	667,737	557,814
Neuland Laboratories Ltd.	5,220	836,761

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
NHPC Ltd.	649,051	$611,723
NIIT Learning Systems Ltd.	150,302	791,504
NIIT Ltd.	148,620	331,165
Nippon Life India Asset Management Ltd. (d)	174,108	1,478,460
NMDC Ltd.	1,986,825	1,529,795
NMDC Steel Ltd. (b)	526,923	265,573
NTPC Ltd.	4,686,499	18,247,588
Nuvama Wealth Management Ltd.	6,547	529,514
Oberoi Realty Ltd.	65,564	1,770,173
Oil & Natural Gas Corp. Ltd.	6,633,040	18,536,214
Oil India Ltd.	530,287	2,668,043
Olectra Greentech Ltd.	33,722	569,775
One 97 Communications Ltd. (b)	351,347	4,177,116
Onesource Speciality Pharma Ltd. (b)	125,736	2,367,452
Opto Circuits India Ltd. (b)	3,157,839	66,393
Orient Electric Ltd.	167,889	456,777
Orissa Minerals Development Co. Ltd. (b)	14,640	1,214,694
Page Industries Ltd.	7,552	4,191,251
Paisalo Digital Ltd.	741,010	432,590
Patanjali Foods Ltd.	88,752	1,847,269
Patel Engineering Ltd. (b)	183,119	111,159
PB Fintech Ltd. (b)	247,958	6,107,737
PCBL Ltd.	318,097	1,671,970
Persistent Systems Ltd.	74,482	5,618,051
Petronet LNG Ltd.	972,524	3,932,637
Pfizer Ltd.	30,135	1,859,024
PG Electroplast Ltd.	106,768	1,222,896
Phoenix Mills Ltd.	113,206	2,160,618
PI Industries Ltd.	61,832	2,661,852
Pidilite Industries Ltd.	197,791	6,709,606
Piramal Enterprises Ltd.	96,558	1,245,917
Piramal Pharma Ltd.	619,910	1,927,857
PNB Housing Finance Ltd. (b) (d)	85,049	871,910
Poly Medicure Ltd.	7,078	216,212
Polycab India Ltd.	9,595	815,035
Poonawalla Fincorp Ltd.	184,817	678,597
Power Finance Corp. Ltd.	485,396	2,542,817
Power Grid Corp. of India Ltd.	4,858,644	17,518,955
Praj Industries Ltd.	98,631	946,003
Prakash Industries Ltd.	449,889	810,616
Prestige Estates Projects Ltd.	138,465	2,739,743
Pricol Ltd. (b)	151,070	958,329
Prism Johnson Ltd. (b)	412,744	819,763
Procter & Gamble Health Ltd.	10,285	629,260
PS IT Infrastructure & Services Ltd. (b)	125,754	4,759
PTC India Ltd.	1,517,768	2,570,218
Punj Lloyd Ltd. (b) (e)	739,833	—
Quess Corp. Ltd. (d)	133,704	1,033,775
Radico Khaitan Ltd.	203,156	6,183,635
Rail Vikas Nigam Ltd.	574,139	2,834,691
Security Description	Shares	Value
Rain Industries Ltd.	302,204	$597,498
Rajesh Exports Ltd. (b)	249,534	672,176
Rajratan Global Wire Ltd.	17,162	96,811
Rallis India Ltd.	166,058	574,127
Ramkrishna Forgings Ltd.	92,280	963,449
Rategain Travel Technologies Ltd. (b)	82,342	697,438
RattanIndia Enterprises Ltd. (b)	1,145,147	850,964
RattanIndia Power Ltd. (b)	9,694,089	1,546,729
Raymond Ltd.	90,311	1,768,482
RBL Bank Ltd. (d)	423,677	781,895
REC Ltd.	591,126	3,457,117
Redington Ltd.	459,155	1,072,995
Redtape Ltd. (b)	73,272	747,622
Refex Industries Ltd.	240,477	1,350,500
REI Agro Ltd. (b) (e)	1,873,023	—
Relaxo Footwears Ltd.	74,137	536,887
Reliance Industries Ltd. GDR (d)	2,018,774	114,666,363
Reliance Infrastructure Ltd. (b)	574,201	2,039,897
Reliance Power Ltd. (b)	4,677,719	2,327,556
Religare Enterprises Ltd. (b)	169,136	541,010
ReNew Energy Global PLC Class A (b) (c)	87,494	597,584
Repco Home Finance Ltd.	71,957	342,707
Responsive Industries Ltd.	52,578	152,274
RITES Ltd.	159,498	543,343
Route Mobile Ltd.	702	11,421
Safari Industries India Ltd.	12,289	373,455
Saksoft Ltd.	31,832	79,645
Sammaan Capital Ltd.	575,559	1,015,604
Samvardhana Motherson International Ltd.	2,492,206	4,544,635
Sandur Manganese & Iron Ores Ltd.	63,856	308,227
Sanghvi Movers Ltd.	87,054	312,368
SBI Cards & Payment Services Ltd.	293,501	2,275,810
SBI Life Insurance Co. Ltd. (d)	396,621	6,441,277
Schaeffler India Ltd.	26,986	1,073,530
Schneider Electric Infrastructure Ltd. (b)	373,341	3,343,177
Sequent Scientific Ltd. (b)	1,189,092	2,442,525
Sharda Cropchem Ltd.	31,891	296,546
Share India Securities Ltd.	34,092	122,349
Shilpa Medicare Ltd. (b)	167,282	1,593,418
Shivalik Bimetal Controls Ltd.	24,045	161,618
Shree Cement Ltd.	7,297	2,189,959
Shree Renuka Sugars Ltd. (b)	1,448,399	667,747
Shriram Finance Ltd.	256,286	8,648,712
Siemens Ltd.	197,504	15,078,139
Sintex Plastics Technology Ltd. (b)	102,157	1,265
SJS Enterprises Ltd.	50,110	675,440
Sobha Ltd.	12,373	227,867
Solar Industries India Ltd.	7,962	909,838

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Solara Active Pharma Sciences Ltd. (b)	126,610	$1,003,844
Sona Blw Precision Forgings Ltd. (d)	279,234	1,939,973
SRF Ltd.	124,840	3,263,327
Star Health & Allied Insurance Co. Ltd. (b)	28,268	156,819
State Bank of India GDR	269,487	24,954,496
Steel Authority of India Ltd.	1,510,020	1,995,340
Steel Strips Wheels Ltd.	137,598	317,244
Sterling & Wilson Renewable (b)	32,097	172,044
Sterlite Technologies Ltd. (b)	242,671	324,747
Strides Pharma Science Ltd.	251,472	1,936,846
Subex Ltd. (b)	318,096	81,666
Sudarshan Chemical Industries Ltd.	76,501	1,022,054
Sumitomo Chemical India Ltd.	41,608	258,890
Sun Pharma Advanced Research Co. Ltd. (b)	318,909	747,044
Sun Pharmaceutical Industries Ltd.	1,636,280	36,052,582
Sun TV Network Ltd.	188,332	1,503,224
Sundaram Finance Ltd.	36,581	1,770,518
Sundram Fasteners Ltd.	93,156	1,152,512
Sunflag Iron & Steel Co. Ltd. (b)	69,128	202,974
Supreme Industries Ltd.	46,048	2,528,226
Suryoday Small Finance Bank Ltd. (b)	100,345	158,803
Suven Pharmaceuticals Ltd. (b)	568,487	7,561,456
Suzlon Energy Ltd. (b)	11,576,229	8,413,052
Swan Energy Ltd.	378,130	3,176,489
Symphony Ltd.	25,694	403,850
Syngene International Ltd. (d)	101,454	1,017,280
Syrma SGS Technology Ltd.	32,035	220,823
Tanla Platforms Ltd.	71,086	558,093
Tarsons Products Ltd.	36,643	172,764
Tata Communications Ltd.	252,017	5,014,215
Tata Consultancy Services Ltd.	1,293,032	61,844,125
Tata Consumer Products Ltd.	598,084	6,389,948
Tata Elxsi Ltd.	74,606	5,922,687
Tata Motors Ltd.	1,951,794	16,873,695
Tata Power Co. Ltd.	3,622,051	16,601,221
Tata Steel Ltd.	8,962,254	14,451,407
Tata Teleservices Maharashtra Ltd. (b)	899,229	792,896
TeamLease Services Ltd. (b)	25,527	873,921
Tech Mahindra Ltd.	761,996	15,185,850
Technocraft Industries India Ltd. (b)	11,598	369,911
Tejas Networks Ltd. (b) (d)	293,106	4,059,345
Texmaco Rail & Engineering Ltd.	141,538	320,360
Thermax Ltd.	22,184	1,046,769
Security Description	Shares	Value
Thirumalai Chemicals Ltd.	49,369	$184,989
Thyrocare Technologies Ltd. (d)	124,035	1,320,992
Timken India Ltd.	35,514	1,294,974
Titagarh Rail System Ltd.	82,141	1,059,986
Titan Co. Ltd.	478,841	18,194,993
Torrent Pharmaceuticals Ltd.	77,623	3,046,440
Torrent Power Ltd.	61,670	1,070,372
Trent Ltd.	199,262	16,579,264
Trident Ltd.	2,264,793	884,609
Triveni Turbine Ltd.	21,905	189,681
Tube Investments of India Ltd.	110,788	4,627,827
TVS Motor Co. Ltd.	180,893	5,004,396
Ujjivan Small Finance Bank Ltd. (d)	1,389,761	548,835
UltraTech Cement Ltd.	149,917	20,008,516
Union Bank of India Ltd.	101,530	142,748
United Breweries Ltd.	130,632	3,108,115
United Spirits Ltd.	585,621	11,118,514
UNO Minda Ltd.	269,285	3,312,680
UPL Ltd. (f)	632,929	3,703,814
UPL Ltd. (b) (f)	79,116	208,432
Usha Martin Ltd.	368,477	1,619,575
UTI Asset Management Co. Ltd.	50,222	787,555
VA Tech Wabag Ltd. (b)	152,134	2,919,757
Vaibhav Global Ltd.	157,399	510,086
Vakrangee Ltd.	665,023	265,034
Valor Estate Ltd. (b)	87,332	176,493
Vardhman Textiles Ltd.	75,141	444,103
Varun Beverages Ltd.	847,902	6,323,580
Vedanta Ltd.	1,261,320	6,547,940
Veedol Corporation Ltd.	17,311	333,011
Venky's India Ltd.	21,185	449,849
Venus Pipes & Tubes Ltd. (d)	14,243	250,502
Vesuvius India Ltd.	5,149	273,334
Videocon Industries Ltd. (b) (e)	1,170,924	—
Vinati Organics Ltd.	14,864	313,127
VIP Industries Ltd.	123,421	692,185
VL E-Governance & IT Solutions Ltd. (b)	60,356	129,336
V-Mart Retail Ltd. (b)	32,539	1,496,079
Vodafone Idea Ltd. (b)	19,631,088	1,820,629
Voltamp Transformers Ltd.	2,273	269,100
Voltas Ltd.	152,486	3,188,066
VST Industries Ltd.	369,509	1,451,039
Welspun Corp. Ltd.	168,078	1,597,663
Welspun Living Ltd.	278,723	510,443
Westlife Foodworld Ltd. (b)	123,842	1,146,295
Wheels India Ltd.	12,301	97,027
Whirlpool of India Ltd.	6,907	148,457
Wipro Ltd. ADR (c)	5,124,158	18,139,519
Wockhardt Ltd. (b)	215,301	3,563,087
Yes Bank Ltd. (b)	12,238,240	2,800,334
Zee Entertainment Enterprises Ltd.	1,033,897	1,464,734

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Zen Technologies Ltd.	31,049	$886,949
Zensar Technologies Ltd.	91,789	805,866
Zomato Ltd. (b)	5,677,018	18,437,399
Zydus Lifesciences Ltd.	206,536	2,344,145
		2,260,347,698
INDONESIA — 1.8%
Adaro Minerals Indonesia Tbk. PT (b)	8,395,600	625,953
Alamtri Resources Indonesia Tbk. PT	14,908,200	2,250,819
Aneka Tambang Tbk. PT	3,700,500	350,622
Astra International Tbk. PT	28,720,851	8,743,844
Astrindo Nusantara Infrastructure Tbk. PT (b)	54,795,100	296,190
Avia Avian Tbk. PT	10,139,800	251,999
Bank Aladin Syariah Tbk. PT (b)	960,200	49,218
Bank BTPN Syariah Tbk. PT	1,051,300	60,420
Bank Central Asia Tbk. PT	65,307,948	39,257,807
Bank Danamon Indonesia Tbk. PT	5,818,718	918,269
Bank Jago Tbk. PT (b)	5,019,900	757,897
Bank Mandiri Persero Tbk. PT	59,638,974	21,120,979
Bank Negara Indonesia Persero Tbk. PT	8,836,300	2,388,189
Bank Neo Commerce Tbk. PT (b)	8,326,533	112,779
Bank Pan Indonesia Tbk. PT (b)	4,500,200	520,060
Bank Rakyat Indonesia Persero Tbk. PT	90,718,867	22,996,768
Bank Raya Indonesia Tbk. PT (b)	44,400	640
Bank Syariah Indonesia Tbk. PT	1,462,514	248,069
Barito Pacific Tbk. PT	51,855,221	2,964,076
BFI Finance Indonesia Tbk. PT	4,013,600	235,654
Bukalapak.com Tbk. PT (b)	73,633,200	571,864
Bumi Resources Minerals Tbk. PT (b)	86,017,960	1,849,159
Bumi Resources Tbk. PT (b)	150,233,100	1,101,429
Bumi Serpong Damai Tbk. PT (b)	8,692,300	510,359
Chandra Asri Pacific Tbk. PT	5,993,756	2,792,990
Charoen Pokphand Indonesia Tbk. PT	9,554,200	2,825,597
Ciputra Development Tbk. PT	13,539,352	824,390
Elang Mahkota Teknologi Tbk. PT	32,250,900	985,862
Energi Mega Persada Tbk. PT (b)	9,819,900	140,328
ESSA Industries Indonesia Tbk. PT	10,971,800	552,169
Garuda Indonesia Persero Tbk. PT (b)	20,137,000	68,812
Global Mediacom Tbk. PT (b)	22,200	252
Security Description	Shares	Value
GoTo Gojek Tokopedia Tbk. PT (b)	942,229,600	$4,097,923
Harum Energy Tbk. PT (b)	2,562,700	164,796
Indah Kiat Pulp & Paper Tbk. PT	1,833,100	774,469
Indo Tambangraya Megah Tbk. PT	68,500	113,635
Indocement Tunggal Prakarsa Tbk. PT	1,252,800	576,000
Indofood Sukses Makmur Tbk. PT	12,402,718	5,933,577
Indosat Tbk. PT	22,190,000	3,419,149
Indosterling Technomedia Tbk. PT (b)	594,000	1,845
Japfa Comfeed Indonesia Tbk. PT	2,518,500	303,566
Kalbe Farma Tbk. PT	45,465,161	3,841,728
Lippo Karawaci Tbk. PT (b)	90,045,030	570,649
Matahari Department Store Tbk. PT	784,000	68,439
Mayora Indah Tbk. PT	13,361,107	2,307,790
MD Entertainment Tbk. PT	1,803,700	432,574
Medco Energi Internasional Tbk. PT	28,744,029	1,964,488
Media Nusantara Citra Tbk. PT (b)	29,600	508
Merdeka Copper Gold Tbk. PT (b)	13,915,568	1,396,312
Mitra Keluarga Karyasehat Tbk. PT	3,553,800	560,836
Modernland Realty Tbk. PT (b)	5,400	17
Pabrik Kertas Tjiwi Kimia Tbk. PT	757,238	281,112
Pakuwon Jati Tbk. PT	12,407,600	306,817
Pantai Indah Kapuk Dua Tbk. PT	1,701,000	1,690,960
Perusahaan Gas Negara Tbk. PT	30,687,500	3,031,570
Petrindo Jaya Kreasi Tbk. PT (b)	1,681,100	1,161,991
Pollux Properties Indonesia Tbk. PT (b)	44,400	309
Quantum Clovera Investama Tbk. PT (b)	1,239,400	462
Samudera Indonesia Tbk. PT	9,745,400	162,272
Semen Indonesia Persero Tbk. PT	2,261,754	462,328
Sigmagold Inti Perkasa Tbk. PT (b) (e)	1,312,600	—
Smartfren Telecom Tbk. PT (b)	113,940,600	155,744
Sumber Alfaria Trijaya Tbk. PT	19,139,100	3,389,030
Summarecon Agung Tbk. PT	10,982,911	334,366
Surya Citra Media Tbk. PT	24,201,000	251,107
Telkom Indonesia Persero Tbk. PT	68,237,800	11,489,558
Tower Bersama Infrastructure Tbk. PT	426,600	55,661
Transcoal Pacific Tbk. PT	808,700	334,132

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Trimegah Bangun Persada Tbk. PT	1,791,200	$84,023
Unilever Indonesia Tbk. PT	7,351,700	861,010
United Tractors Tbk. PT	3,489,122	5,804,364
Vale Indonesia Tbk. PT (b)	1,554,141	349,549
		173,108,129
KUWAIT — 0.8%
A'ayan Leasing & Investment Co. KSCP	1,774,982	903,899
Agility Public Warehousing Co. KSC	1,398,582	1,120,499
Al Ahli Bank of Kuwait KSCP	290,041	244,602
Al Mazaya Holding Co. KSCP (b)	2,319,408	557,470
Alimtiaz Investment Group KSC (b)	666,653	134,714
Arabi Group Holding KSC (b)	407,399	586,718
Boubyan Bank KSCP	1,464,770	2,665,378
Boubyan Petrochemicals Co. KSCP	828,071	1,745,852
Burgan Bank SAK	493,639	281,805
Gulf Bank KSCP	2,701,162	2,856,240
Gulf Cables & Electrical Industries Group Co. KSCP	67,928	396,596
Heavy Engineering & Ship Building Co. KSCP Class B	213,635	581,381
Humansoft Holding Co. KSC	292,963	2,584,688
Integrated Holding Co. KCSC	547,679	817,166
Jazeera Airways Co. KSCP (b)	71,240	232,922
Kuwait Finance House KSCP	6,772,567	16,387,723
Kuwait Projects Co. Holding KSCP (b)	482,563	148,698
Kuwait Real Estate Co. KSC	6,840,538	5,680,109
Mabanee Co. KPSC	744,164	1,839,290
Mezzan Holding Co. KSCC	44,640	130,315
Mobile Telecommunications Co. KSCP	2,255,781	3,431,597
National Bank of Kuwait SAKP	10,046,255	29,197,030
National Industries Group Holding SAK	2,523,439	2,029,883
National Investments Co. KSCP	3,027,628	2,494,380
Warba Bank KSCP (b)	3,344,043	2,082,570
		79,131,525
MALAYSIA — 2.0%
Aeon Co. M Bhd.	10,227,448	3,590,986
AEON Credit Service M Bhd.	510,900	715,249
Alliance Bank Malaysia Bhd.	9,093,621	9,843,034
Axiata Group Bhd.	3,594,538	2,001,655
Bursa Malaysia Bhd.	2,923,347	5,857,808
Carlsberg Brewery Malaysia Bhd. Class B	789,520	3,647,877
CelcomDigi Bhd.	10,741,429	8,695,957
Chin Hin Group Bhd. (b)	1,157,800	616,251
CIMB Group Holdings Bhd.	8,095,979	14,846,702
D&O Green Technologies Bhd.	466,200	218,947
Security Description	Shares	Value
Dagang NeXchange Bhd. (b)	4,024,800	$369,041
Datasonic Group Bhd.	5,022,500	460,522
Dialog Group Bhd.	7,960,806	3,293,636
Frontken Corp. Bhd.	1,957,250	1,952,216
Gamuda Bhd.	5,116,050	5,423,253
Genetec Technology Bhd.	502,100	154,959
Genting Bhd.	6,602,000	5,699,143
Genting Malaysia Bhd.	1,509,700	763,037
Globetronics Technology Bhd.	1,496,500	195,785
Greatech Technology Bhd. (b)	966,000	499,041
Hartalega Holdings Bhd.	2,274,600	2,009,319
Hextar Industries Bhd.	1,498,400	149,120
Hong Leong Bank Bhd.	193,400	889,255
IHH Healthcare Bhd.	2,514,000	4,104,260
IJM Corp. Bhd.	1,459,100	991,986
Inari Amertron Bhd.	2,792,300	1,910,866
IOI Corp. Bhd.	10,764,562	9,340,602
IOI Properties Group Bhd.	10,148,162	5,083,726
Kossan Rubber Industries Bhd.	1,796,900	1,137,253
KPJ Healthcare Bhd.	3,804,180	2,067,350
Kuala Lumpur Kepong Bhd.	19,283	94,011
Lingkaran Trans Kota Holdings Bhd. (b) (e)	672,300	—
Magnum Bhd.	8,106,443	2,284,271
Malayan Banking Bhd.	7,032,891	16,105,737
Malaysia Airports Holdings Bhd.	520,103	1,230,614
Malaysian Pacific Industries Bhd.	219,000	1,268,501
Malaysian Resources Corp. Bhd.	20,147,259	2,365,495
Maxis Bhd.	249,500	203,662
Mega First Corp. Bhd.	509,000	522,489
MISC Bhd.	274,900	467,235
My EG Services Bhd.	6,325,772	1,358,099
Oppstar Bhd.	345,300	63,322
OSK Holdings Bhd.	15,918,642	6,336,841
Padini Holdings Bhd.	659,550	324,502
Pavilion Real Estate Investment Trust	3,286,600	1,139,266
Pentamaster Corp. Bhd.	1,270,250	1,181,760
Petronas Chemicals Group Bhd.	2,829,000	3,270,923
Petronas Dagangan Bhd.	531,600	2,296,883
Petronas Gas Bhd.	292,100	1,154,943
PPB Group Bhd.	57,800	160,286
Press Metal Aluminium Holdings Bhd.	2,762,700	3,027,447
Public Bank Bhd.	19,049,600	19,426,630
RHB Bank Bhd.	765,678	1,109,604
SD Guthrie Bhd.	2,479,887	2,745,262
Sime Darby Bhd.	2,527,824	1,334,153
Sime Darby Property Bhd.	645,824	244,089
SKP Resources Bhd.	1,161,625	309,143
SP Setia Bhd. Group	391,663	127,883
Sports Toto Bhd.	5,373,121	1,790,440

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sunway Real Estate Investment Trust	3,530,500	$1,460,679
Supermax Corp. Bhd. (b)	3,199,368	951,618
Telekom Malaysia Bhd.	1,789,547	2,661,408
Tenaga Nasional Bhd.	2,685,700	8,973,355
TIME dotCom Bhd.	60,900	63,876
Top Glove Corp. Bhd. (b)	5,866,300	1,757,988
Uchi Technologies Bhd.	137,200	120,585
UEM Sunrise Bhd.	10,158,488	2,453,576
Unisem M Bhd.	231,300	156,217
Velesto Energy Bhd.	1,380,563	47,856
ViTrox Corp. Bhd.	1,024,400	918,673
VS Industry Bhd.	8,879,300	2,243,902
WCT Holdings Bhd. (b)	20,776,726	4,414,154
YTL Corp. Bhd.	4,054,370	2,420,925
YTL Power International Bhd.	1,299,500	1,284,533
		198,401,672
MEXICO — 1.8%
Alfa SAB de CV Class A (c)	6,883,656	4,995,701
America Movil SAB de CV (c)	25,508,270	18,340,462
Betterware de Mexico SAPI de CV (c)	70,655	789,923
Cemex SAB de CV (c)	19,902,948	11,180,168
Coca-Cola Femsa SAB de CV (c)	1,077,658	8,395,706
El Puerto de Liverpool SAB de CV Class C1 (c)	549,278	2,618,962
Fibra Uno Administracion SA de CV REIT	3,613,304	3,600,662
Fomento Economico Mexicano SAB de CV (c)	2,261,656	19,328,673
Gruma SAB de CV Class B (c)	12,144	190,342
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	471,094	8,304,567
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	350,884	9,022,888
Grupo Bimbo SAB de CV (c)	2,269,766	6,030,077
Grupo Financiero Banorte SAB de CV Class O (c)	3,066,592	19,758,393
Grupo Financiero Inbursa SAB de CV Class O (b) (c)	3,256,223	6,795,038
Grupo Mexico SAB de CV	3,862,667	18,378,216
Grupo Televisa SAB (c)	4,291,444	1,426,164
Industrias CH SAB de CV (b) (c)	284,422	2,371,785
Industrias Penoles SAB de CV (b) (c)	273,054	3,495,785
Kimberly-Clark de Mexico SAB de CV Class A (c)	3,151,464	4,456,026
Nemak SAB de CV (b) (c) (d)	2,831,614	336,371
Operadora De Sites Mexicanos SAB de CV Class A-1 (c)	3,012,897	1,795,327
Orbia Advance Corp. SAB de CV (c)	141,169	101,704
Security Description	Shares	Value
Sare Holding SAB de CV Class B (b) (e)	1,493,393	$—
Southern Copper Corp.	112,888	10,287,483
TV Azteca SAB de CV (b) (c)	7,680,384	184,687
Wal-Mart de Mexico SAB de CV	5,451,352	14,390,820
		176,575,930
MONACO — 0.0% (a)
Safe Bulkers, Inc. (c)	209,884	749,286
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (f)	482,938	5,563,446
Cia de Minas Buenaventura SAA ADR (f)	8,764	104,730
Credicorp Ltd.	90,964	16,675,520
		22,343,696
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	1,219,980	724,459
Alliance Global Group, Inc.	4,957,800	771,375
Ayala Corp.	205,890	2,132,044
Ayala Land, Inc.	13,464,014	6,098,317
Bank of the Philippine Islands	4,777,591	10,076,344
BDO Unibank, Inc.	4,302,561	10,710,844
Bloomberry Resorts Corp. (b)	1,926,400	152,527
Cebu Air, Inc. (b)	2,286,120	1,116,482
Converge Information & Communications Technology Solutions, Inc.	975,900	272,297
D&L Industries, Inc.	5,124,305	539,494
JG Summit Holdings, Inc.	3,133,436	1,113,184
Jollibee Foods Corp.	255,200	1,186,772
Manila Electric Co.	23,830	201,038
Megaworld Corp.	16,660,300	590,433
Monde Nissin Corp. (d)	3,586,800	533,261
PLDT, Inc.	226,922	5,080,197
Puregold Price Club, Inc.	729,680	389,154
SM Investments Corp.	399,045	6,201,771
SM Prime Holdings, Inc.	13,349,390	5,804,083
Universal Robina Corp.	575,640	786,162
		54,480,238
POLAND — 0.9%
11 bit studios SA (b)	2,871	118,299
Allegro.eu SA (b) (d)	360,113	2,360,882
Asseco Poland SA	132,989	3,097,260
Bank Polska Kasa Opieki SA	333,206	11,124,076
CCC SA (b)	20,210	899,288
CD Projekt SA	68,063	3,154,665
Dino Polska SA (b) (d)	30,358	2,864,850
Eurocash SA	20,216	35,042
Getin Holding SA	54	8
InPost SA (b)	167,142	2,857,477
KGHM Polska Miedz SA	263,259	7,329,392
LPP SA	398	1,498,305
mBank SA (b)	40,612	5,380,063

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Orange Polska SA	2,566,686	$4,577,110
ORLEN SA	698,266	7,979,024
PGE Polska Grupa Energetyczna SA (b)	1,485,084	2,182,361
PlayWay SA	2,839	190,728
Powszechna Kasa Oszczednosci Bank Polski SA	1,180,598	17,080,457
Powszechny Zaklad Ubezpieczen SA	759,280	8,426,232
Santander Bank Polska SA	59,405	6,581,060
TEN Square Games SA (b)	30	523
		87,737,102
QATAR — 0.8%
Al Meera Consumer Goods Co. QSC	303,147	1,208,924
Baladna	430,751	155,809
Commercial Bank PSQC	2,425,825	2,898,198
Doha Bank QPSC	905,521	495,164
Estithmar Holding QPSC (b)	1,312,406	671,883
Ezdan Holding Group QSC (b)	732,637	212,487
Gulf International Services QSC	849,693	776,649
Gulf Warehousing Co.	120,314	111,359
Industries Qatar QSC	1,865,909	6,800,498
Lesha Bank LLC (b)	2,138,757	795,352
Mannai Corp. QSC	685,447	684,882
Masraf Al Rayan QSC	7,477,960	5,058,559
Mazaya Real Estate Development QPSC	3,779,714	606,249
Medicare Group	587,131	733,712
Mesaieed Petrochemical Holding Co.	5,746,716	2,359,610
Ooredoo QPSC	2,033,647	6,451,146
Qatar Aluminum Manufacturing Co.	2,234,339	743,757
Qatar Electricity & Water Co. QSC	404,677	1,744,968
Qatar Fuel QSC	350,586	1,444,326
Qatar Gas Transport Co. Ltd.	1,587,170	1,808,615
Qatar International Islamic Bank QSC	731,407	2,189,601
Qatar Islamic Bank QPSC	1,539,768	9,033,080
Qatar National Bank QPSC	5,484,035	26,042,012
Qatar Navigation QSC	361,691	1,091,729
Qatari Investors Group QSC	2,073,041	875,676
United Development Co. QSC	808,366	249,326
Vodafone Qatar QSC	3,954,635	1,987,636
		77,231,207
ROMANIA — 0.0% (a)
NEPI Rockcastle NV	368,112	2,691,880
RUSSIA — 0.0%
LUKOIL PJSC (e)	340,951	—
Mechel PJSC ADR (b) (e)	217,515	—
Security Description	Shares	Value
Novorossiysk Commercial Sea Port PJSC (e)	5,589,825	$—
Rosneft Oil Co. PJSC (e)	1,683,986	—
Rostelecom PJSC (e)	781,704	—
Rostelecom PJSC ADR (b) (c) (e)	5,355	—
Sberbank of Russia PJSC (e)	8,602,924	—
Severstal PAO GDR (b) (e)	486,985	—
Sistema PJSFC GDR (b) (e)	198,224	—
VK IPJSC GDR (b) (e)	52,451	—
VTB Bank PJSC (b) (e)	1,190,904	—
		—
SAUDI ARABIA — 4.3%
Abdullah Al Othaim Markets Co.	887,721	2,480,723
ACWA Power Co.	127,388	13,608,757
Advanced Petrochemical Co. (b)	76,588	654,302
Al Hammadi Holding	309,096	3,158,909
Al Jouf Agricultural Development Co.	72,480	1,149,680
Al Khaleej Training & Education Co. (b)	431,281	3,655,799
Al Rajhi Bank	2,203,961	55,489,091
Al Rajhi Co. for Co-operative Insurance (b)	63,751	2,911,500
Al Rajhi REIT	502,304	1,117,598
Aldrees Petroleum & Transport Services Co.	77,771	2,487,910
Al-Etihad Cooperative Insurance Co.	494,547	2,290,179
Alinma Bank	924,868	7,125,919
Almarai Co. JSC	407,319	6,200,743
Alujain Corp. (b)	87,251	889,369
Arabian Cement Co.	64,658	447,413
BAAN Holding Group Co. (b)	2,263,712	1,488,095
Bank AlBilad	578,455	6,011,781
Banque Saudi Fransi	1,085,199	4,574,853
Basic Chemical Industries Ltd. (b)	345,241	2,834,589
Batic Investments & Logistic Co. (b)	4,273,902	4,163,113
Bawan Co.	430,450	6,415,394
Bupa Arabia for Cooperative Insurance Co.	47,511	2,617,442
Buruj Cooperative Insurance Co. (b)	214,819	1,124,006
Catrion Catering Holding Co.	13,469	437,328
City Cement Co.	121,974	590,815
Co. for Cooperative Insurance	55,407	2,176,525
Dallah Healthcare Co.	112,876	4,506,148
Dar Al Arkan Real Estate Development Co. (b)	356,903	1,434,299
Derayah REIT	486,221	764,775
Dr. Sulaiman Al Habib Medical Services Group Co.	83,295	6,215,979
Eastern Province Cement Co.	182,252	1,668,566

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Elm Co.	19,770	$5,866,703
Etihad Etisalat Co.	405,640	5,764,937
Fawaz Abdulaziz Al Hokair & Co. (b)	22,213	78,154
Fitaihi Holding Group (b)	2,545,938	2,852,611
Gulf Insurance Group	217,796	1,837,476
Herfy Food Services Co. (b)	70,739	472,547
Jarir Marketing Co.	673,328	2,268,678
Jazan Development & Investment Co. (b)	194,556	688,666
Leejam Sports Co. JSC	91,401	4,509,966
Malath Cooperative Insurance Co. (b)	311,643	1,361,893
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	139,479	967,006
Methanol Chemicals Co. (b)	367,373	1,808,804
Middle East Healthcare Co. (b)	81,941	1,498,203
Mobile Telecommunications Co. Saudi Arabia	836,709	2,284,727
Mouwasat Medical Services Co.	174,575	3,953,886
Musharaka Real Estate Income Fund REIT	396,526	498,111
Najran Cement Co. (b)	144,035	347,687
Nama Chemicals Co. (b)	191,500	1,421,954
National Co. for Glass Industries	298,582	4,314,953
National Co. for Learning & Education	164,750	8,988,596
National Gas & Industrialization Co.	45,244	1,235,438
National Medical Care Co.	101,165	4,496,342
Qassim Cement Co.	144,415	2,021,672
Rabigh Refining & Petrochemical Co. (b)	84,179	185,053
Riyad Bank	1,768,348	13,460,040
Riyad REIT Fund	212,102	383,854
SABIC Agri-Nutrients Co.	247,457	7,310,302
Sahara International Petrochemical Co.	266,764	1,766,405
Saudi Advanced Industries Co.	290,257	2,719,180
Saudi Arabian Mining Co. (b)	1,408,345	18,853,397
Saudi Arabian Oil Co. (d)	4,469,895	33,368,966
Saudi Automotive Services Co.	456,526	7,715,282
Saudi Awwal Bank	213,070	1,908,183
Saudi Basic Industries Corp.	922,857	16,455,905
Saudi Cement Co.	95,136	1,079,882
Saudi Ceramic Co. (b)	375,399	3,406,905
Saudi Chemical Co. Holding	2,794,683	6,894,851
Saudi Co. For Hardware CJSC (b)	74,134	624,459
Saudi Electricity Co.	617,212	2,776,091
Saudi Industrial Investment Group	132,073	587,007
Security Description	Shares	Value
Saudi Kayan Petrochemical Co. (b)	354,459	$662,240
Saudi National Bank	3,162,079	28,108,117
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	240,588	2,045,773
Saudi Public Transport Co. (b)	444,481	2,417,946
Saudi Reinsurance Co. (b)	774,188	11,105,747
Saudi Research & Media Group (b)	48,204	3,527,998
Saudi Tadawul Group Holding Co.	18,072	1,042,745
Saudi Telecom Co.	1,929,333	20,539,022
Saudi Vitrified Clay Pipe Co. Ltd. (b)	61,559	625,027
Saudia Dairy & Foodstuff Co.	20,533	1,845,970
Savola Group (b)	114,547	1,118,825
Southern Province Cement Co.	122,323	1,123,155
Sustained Infrastructure Holding Co.	290,463	2,473,736
Tabuk Cement Co.	276,655	946,874
Takween Advanced Industries Co. (b)	527,826	1,472,193
Umm Al-Qura Cement Co. (b)	531,444	2,633,600
United Electronics Co.	108,084	2,594,660
United International Transportation Co.	134,892	2,940,239
Walaa Cooperative Insurance Co. (b)	186,408	960,467
Yamama Cement Co.	130,538	1,217,692
Yanbu Cement Co.	164,908	1,066,499
Yanbu National Petrochemical Co.	175,591	1,766,471
		421,961,368
SINGAPORE — 0.0% (a)
Guan Chong Bhd.	5,100,466	4,505,611
Riverstone Holdings Ltd.	794,900	635,128
		5,140,739
SOUTH AFRICA — 2.9%
Absa Group Ltd.	883,468	8,883,840
Adcock Ingram Holdings Ltd.	260,985	926,656
African Rainbow Minerals Ltd. (c)	272,238	2,169,681
Anglo American Platinum Ltd. (c)	74,461	2,245,076
ArcelorMittal South Africa Ltd. (b)	162	12
Ascendis Health Ltd. (b)	3,151	167
Aspen Pharmacare Holdings Ltd. (c)	348,727	3,046,510
Astral Foods Ltd. (b)	37,437	370,997
Barloworld Ltd.	422,453	2,429,720
Bid Corp. Ltd.	304,693	6,952,394
Bidvest Group Ltd.	337,129	4,710,694
Capitec Bank Holdings Ltd.	86,013	14,286,910

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Clicks Group Ltd.	121,856	$2,409,352
Coronation Fund Managers Ltd.	1,328,348	2,756,656
Curro Holdings Ltd.	310,711	214,880
Discovery Ltd.	453,261	4,678,413
FirstRand Ltd.	5,469,973	22,019,033
Foschini Group Ltd.	521,746	4,645,115
Gold Fields Ltd.	1,032,922	13,525,969
Grindrod Ltd.	2,698,682	1,710,452
Group Five Ltd. (b) (e)	219,472	—
Growthpoint Properties Ltd. REIT	2,078,978	1,402,511
Harmony Gold Mining Co. Ltd.	592,216	4,728,940
Impala Platinum Holdings Ltd. (b)	1,051,143	4,888,066
Investec Ltd.	468,867	3,106,896
Kumba Iron Ore Ltd.	99,271	1,716,331
Life Healthcare Group Holdings Ltd. (c)	314,050	272,609
Momentum Group Ltd.	2,929,801	4,698,239
Motus Holdings Ltd.	319,199	2,055,425
Mr. Price Group Ltd.	395,098	6,181,912
MTN Group Ltd.	1,251,967	6,103,256
MultiChoice Group (b)	681,223	3,898,892
Murray & Roberts Holdings Ltd. (b)	324	19
Naspers Ltd. Class N	262,818	58,123,865
Nedbank Group Ltd.	551,242	8,229,485
Netcare Ltd.	3,045,492	2,407,988
Ninety One Ltd.	308,132	565,643
Northam Platinum Holdings Ltd.	113,624	586,546
Old Mutual Ltd. (c)	4,182,235	2,707,959
OUTsurance Group Ltd.	985,305	3,472,326
PPC Ltd.	2,507,972	684,476
Redefine Properties Ltd. REIT	1,225,514	295,500
Remgro Ltd.	800,490	6,579,544
Sanlam Ltd.	1,611,976	7,421,753
Sappi Ltd.	746,902	1,949,782
Sasol Ltd.	688,949	3,040,211
Shoprite Holdings Ltd.	569,530	8,888,531
Sibanye Stillwater Ltd. (b)	3,496,023	2,775,327
Standard Bank Group Ltd.	1,436,693	16,883,998
Sun International Ltd.	752,917	1,735,659
Telkom SA SOC Ltd. (b)	692,631	1,283,588
Thungela Resources Ltd.	116,021	821,985
Tiger Brands Ltd.	239,136	3,662,697
Truworths International Ltd.	842,894	4,628,100
Vodacom Group Ltd. (c)	580,381	3,117,510
Wilson Bayly Holmes-Ovcon Ltd.	241,747	2,988,464
Woolworths Holdings Ltd.	579,676	1,915,358
		281,801,918
TAIWAN — 20.8%
Ability Opto-Electronics Technology Co. Ltd.	66,000	423,767
Security Description	Shares	Value
Accton Technology Corp.	412,000	$9,714,225
Acer, Inc. (c)	6,680,701	8,110,293
ADATA Technology Co. Ltd. (c)	133,504	319,258
Adimmune Corp. (b)	546,505	335,059
Advanced Echem Materials Co. Ltd.	34,833	720,364
Advanced Energy Solution Holding Co. Ltd.	20,000	695,451
Advanced Power Electronics Corp.	28,000	78,317
Advancetek Enterprise Co. Ltd. (c)	5,175,456	12,013,366
Advantech Co. Ltd.	116,840	1,234,884
AGV Products Corp. (c)	12,628,415	4,506,778
AIC, Inc. (c)	25,150	250,852
Alchip Technologies Ltd. (c)	64,000	6,403,026
Alcor Micro Corp. (c)	186,000	780,094
Alexander Marine Co. Ltd. (c)	24,254	152,399
ALI Corp. (b)	151,800	175,486
All Ring Tech Co. Ltd.	52,821	647,685
Amazing Microelectronic Corp.	56,178	146,852
Andes Technology Corp. (b)	9,000	113,789
Anpec Electronics Corp.	38,000	198,203
AP Memory Technology Corp. (c)	87,000	839,894
ARBOR Technology Corp. (c)	75,000	122,619
Arcadyan Technology Corp.	37,169	198,971
ASE Technology Holding Co. Ltd. (c)	4,918,787	24,305,495
Asia Vital Components Co. Ltd.	249,000	4,731,718
ASIX Electronics Corp.	81,000	258,186
ASMedia Technology, Inc.	19,000	1,150,391
ASolid Technology Co. Ltd. (c)	59,000	79,904
ASPEED Technology, Inc.	26,200	2,657,201
Asustek Computer, Inc.	887,050	16,667,108
Auden Techno Corp.	25,435	86,892
Audix Corp.	2,212,657	4,724,366
AUO Corp. ADR (b) (c)	1,196,423	5,264,261
AURAS Technology Co. Ltd. (c)	19,000	389,452
Bank of Kaohsiung Co. Ltd.	7,454,163	2,614,738
Baotek Industrial Materials Ltd. (b)	117,000	140,609
Basso Industry Corp. (c)	4,782,905	6,127,347
BioGend Therapeutics Co. Ltd. (b)	101,000	103,666
Biostar Microtech International Corp. (b) (c)	2,769,384	2,158,269
Bizlink Holding, Inc.	30,027	560,525
Bora Pharmaceuticals Co. Ltd. (c)	43,000	986,320
Brave C&H Supply Co. Ltd.	38,000	120,545
Brillian Network & Automation Integrated System Co. Ltd.	30,417	204,577
BRIM Biotechnology, Inc. (b)	45,953	43,452
Browave Corp. (c)	32,000	138,114

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
C Sun Manufacturing Ltd. (c)	2,593,139	$16,333,426
Career Technology MFG. Co. Ltd. (b)	108,903	50,657
Catcher Technology Co. Ltd.	1,575,673	9,323,935
Cathay Financial Holding Co. Ltd.	13,497,960	28,120,321
Cenra, Inc.	2,471,500	2,819,445
Center Laboratories, Inc. (c)	2,429,895	3,250,039
Century Iron & Steel Industrial Co. Ltd. (c)	109,000	545,258
Chailease Holding Co. Ltd. (c)	2,566,777	8,847,041
Champion Microelectronic Corp. (c)	126,000	204,078
Chang Hwa Commercial Bank Ltd.	17,634,080	9,601,132
Chang Wah Electromaterials, Inc.	74,310	103,131
Channel Well Technology Co. Ltd.	102,000	220,275
Charoen Pokphand Enterprise (c)	2,189,329	6,030,179
Chenbro Micom Co. Ltd.	25,000	203,221
Cheng Loong Corp.	2,452,000	1,421,037
Cheng Shin Rubber Industry Co. Ltd.	485,850	726,897
Chenming Electronic Technology Corp. (c)	110,000	474,767
Chieftek Precision Co. Ltd.	37,510	136,725
China Airlines Ltd. (c)	4,663,761	3,648,842
China Motor Corp. (c)	112,000	271,250
China Steel Chemical Corp. (c)	2,266,757	6,367,897
China Steel Corp. (c)	17,876,298	10,714,492
Chinese Maritime Transport Ltd.	58,000	72,269
Chip Hope Co. Ltd. (b)	43,000	88,008
Chipbond Technology Corp.	66,000	129,647
CHO Pharma, Inc. (b)	60,417	94,907
Chroma ATE, Inc. (c)	250,000	3,118,852
Chun Yuan Steel Industry Co. Ltd.	187,000	102,385
Chung Hung Steel Corp. (c)	390,000	211,152
Chung Hwa Pulp Corp. (b) (c)	4,323,589	2,182,598
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	746,877
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (c)	457,169	472,724
Chunghwa Telecom Co. Ltd.	5,022,561	18,920,108
CMC Magnetics Corp. (c)	2,283,736	707,039
Compal Electronics, Inc.	8,768,774	10,070,135
CTBC Financial Holding Co. Ltd.	32,141,708	38,333,383
Cub Elecparts, Inc.	164	533
CyberPower Systems, Inc.	44,000	521,405
Da-Li Development Co. Ltd. (c)	3,131,345	4,226,449
Darfon Electronics Corp.	76,000	100,956
Security Description	Shares	Value
Delta Electronics, Inc.	2,529,463	$33,214,898
Dimerco Express Corp. (c)	516,389	1,283,707
Drewloong Precision, Inc. (c)	21,000	98,004
Dynamic Holding Co. Ltd. (c)	221,000	412,549
E Ink Holdings, Inc.	662,000	5,512,544
E&R Engineering Corp. (c)	108,000	285,611
E.Sun Financial Holding Co. Ltd.	13,236,453	10,880,825
Eclat Textile Co. Ltd.	71,854	1,115,579
Egis Technology, Inc. (b) (c)	43,000	231,497
EirGenix, Inc. (b) (c)	131,485	288,762
Elan Microelectronics Corp.	34,400	158,441
E-Lead Electronic Co. Ltd.	101,000	182,687
Elite Material Co. Ltd.	246,000	4,637,191
Elite Semiconductor Microelectronics Technology, Inc.	540,175	1,021,545
eMemory Technology, Inc.	54,000	5,526,087
Emerging Display Technologies Corp. (c)	128,000	111,467
Energenesis Biomedical Co. Ltd. (b)	82,308	127,537
Ennostar, Inc.	564,590	719,848
Episil Technologies, Inc. (b) (c)	146,978	222,589
Episil-Precision, Inc.	67,580	97,192
Eris Technology Corp.	26,642	187,314
Etron Technology, Inc. (b)	258,020	284,507
Eva Airways Corp. (c)	2,684,110	3,630,993
Ever Fortune AI Co. Ltd.	101,000	221,812
Ever Supreme Bio Technology Co. Ltd.	49,500	264,980
Evergreen International Storage & Transport Corp.	127,000	121,056
Evergreen Marine Corp. Taiwan Ltd. (c)	1,891,400	12,980,677
Excelliance Mos Corp.	35,000	97,577
Excelsior Medical Co. Ltd.	90,118	236,397
EZconn Corp.	64,100	1,270,875
Far Eastern New Century Corp.	10,234,236	9,864,474
Faraday Technology Corp. (c)	193,184	1,420,102
Feng TAY Enterprise Co. Ltd.	171,343	695,103
FIC Global, Inc.	79,000	96,748
First Financial Holding Co. Ltd.	6,099,157	5,041,625
Fitipower Integrated Technology, Inc.	42,465	301,152
FocalTech Systems Co. Ltd.	137,000	371,914
FOCI Fiber Optic Communications, Inc.	123,645	933,433
Forcecon Tech Co. Ltd.	62,732	280,323
Formosa Chemicals & Fibre Corp. (c)	7,370,224	6,137,263
Formosa Petrochemical Corp.	549,000	578,565
Formosa Plastics Corp. (c)	7,046,922	7,630,610
Fortune Electric Co. Ltd. (c)	239,700	4,116,308
Fositek Corp.	77,058	1,903,856

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Founding Construction & Development Co. Ltd. (c)	5,424,059	$3,342,006
Foxconn Technology Co. Ltd.	2,588,223	5,873,623
Froch Enterprise Co. Ltd.	117,000	59,063
Fubon Financial Holding Co. Ltd. (c)	12,702,334	34,986,678
Fwusow Industry Co. Ltd. (c)	2,713,280	1,257,968
Galaxy Software Services Corp.	65,882	252,198
General Interface Solution Holding Ltd. (b)	38,000	58,650
Genesys Logic, Inc.	64,000	324,056
Genius Electronic Optical Co. Ltd. (c)	22,665	350,506
Giant Manufacturing Co. Ltd.	87,358	377,043
Gigabyte Technology Co. Ltd. (c)	390,000	3,241,623
Gigastorage Corp. (b)	170,894	76,626
Global Unichip Corp. (c)	76,000	3,152,709
Globalwafers Co. Ltd. (c)	133,000	1,547,667
Gold Circuit Electronics Ltd. (c)	241,000	1,775,275
Golden Biotechnology Corp. (b)	118,499	56,205
Gongwin Biopharm Holdings Co. Ltd. (b)	25,536	88,406
Grand Process Technology Corp. (c)	40,000	1,811,832
Grape King Bio Ltd.	73,664	335,914
Great Wall Enterprise Co. Ltd.	2,625,216	4,123,858
Group Up Industrial Co. Ltd.	18,000	132,868
Gudeng Precision Industrial Co. Ltd.	65,769	976,971
Handa Pharmaceuticals, Inc.	53,825	122,969
HannStar Display Corp. (b) (c)	2,576,500	661,719
HD Renewable Energy Co. Ltd.	30,745	196,467
Himax Technologies, Inc. ADR	147,060	1,182,362
Hiwin Technologies Corp. (c)	64,488	647,152
Hocheng Corp. (c)	4,583,348	2,418,580
Holy Stone Enterprise Co. Ltd.	59,850	156,268
Hon Hai Precision Industry Co. Ltd.	15,261,067	85,651,339
Hong TAI Electric Industrial (c)	4,893,000	5,059,485
Hotai Motor Co. Ltd.	173,721	3,280,004
Hsin Kuang Steel Co. Ltd.	63,000	88,780
HTC Corp. (b) (c)	2,057,439	3,087,618
HUA ENG Wire & Cable Co. Ltd. (c)	301,000	237,792
Hua Nan Financial Holdings Co. Ltd.	22,018,991	17,563,074
Hung Sheng Construction Ltd.	2,187,032	1,701,088
Ibase Technology, Inc. (c)	977,222	2,196,808
ICARES Medicus, Inc.	30,719	116,188
Ichia Technologies, Inc. (c)	75,000	87,961
I-Chiun Precision Industry Co. Ltd. (c)	201,865	695,778
Security Description	Shares	Value
Ingentec Corp.	33,150	$174,423
Innolux Corp.	8,309,585	3,637,162
Integrated Service Technology, Inc.	38,000	157,056
International Games System Co. Ltd.	96,000	2,852,079
Inventec Corp. (c)	2,705,000	4,133,676
ITE Technology, Inc. (c)	37,000	169,287
J&V Energy Technology Co. Ltd. (c)	118,000	638,869
Jentech Precision Industrial Co. Ltd. (c)	75,099	3,493,296
Ji-Haw Industrial Co. Ltd. (b)	86,000	58,235
JMicron Technology Corp. (b)	22,534	28,456
JPP Holding Co. Ltd.	23,101	110,979
Kaimei Electronic Corp.	38,640	81,324
Kaori Heat Treatment Co. Ltd.	85,000	821,882
KEE TAI Properties Co. Ltd.	2,534,060	1,120,770
Kenmec Mechanical Engineering Co. Ltd. (c)	166,172	456,682
Kerry TJ Logistics Co. Ltd.	2,349,373	2,773,284
KGI Financial Holding Co. Ltd.	28,198,968	14,794,255
Kindom Development Co. Ltd. (c)	2,587,900	4,017,878
King Slide Works Co. Ltd.	37,000	1,749,302
King Yuan Electronics Co. Ltd. (c)	717,000	2,438,515
Kinsus Interconnect Technology Corp. (c)	133,000	409,736
Kuo Yang Construction Co. Ltd.	1,966,734	1,379,764
L&K Engineering Co. Ltd. (c)	181,557	1,243,257
Largan Precision Co. Ltd.	57,000	4,650,826
Leader Electronics, Inc. (b)	218,547	108,325
Leadtrend Technology Corp.	152,233	312,039
Lin BioScience, Inc. (b)	41,973	176,037
Lingsen Precision Industries Ltd. (c)	336,000	181,915
Lite-On Technology Corp.	3,202,014	9,718,019
Longchen Paper & Packaging Co. Ltd. (b)	5,306,467	1,877,565
Lotes Co. Ltd.	48,804	2,910,272
Lotus Pharmaceutical Co. Ltd.	27,000	221,949
LuxNet Corp.	113,549	651,137
M3 Technology, Inc.	57,000	166,039
M31 Technology Corp. (c)	30,360	697,314
Machvision, Inc.	15,597	188,394
Macroblock, Inc.	30,000	62,408
Macronix International Co. Ltd. (c)	520,221	314,184
Makalot Industrial Co. Ltd.	37,404	366,230
Materials Analysis Technology, Inc.	48,000	363,098
MediaTek, Inc.	2,045,969	88,305,331
Medigen Biotechnology Corp. (b)	114,248	112,908

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Medigen Vaccine Biologics Corp. (b)	161,886	$178,011
Mega Financial Holding Co. Ltd.	16,209,561	19,134,347
Merida Industry Co. Ltd.	19,100	87,971
Microbio Co. Ltd. (b)	221,620	223,077
Micro-Star International Co. Ltd.	125,000	699,645
momo.com, Inc. (c)	64,356	654,661
Mosel Vitelic, Inc. (b)	759	734
Motech Industries, Inc.	130,796	82,983
MPI Corp. (c)	91,000	2,570,300
MSSCORPS Co. Ltd. (c)	59,408	287,214
Namchow Holdings Co. Ltd. (c)	2,514,000	3,814,958
Nan Ya Plastics Corp.	9,448,128	8,616,847
Nan Ya Printed Circuit Board Corp.	95,000	378,151
Nantex Industry Co. Ltd.	64,000	66,373
Nanya Technology Corp. (b) (c)	2,153,982	1,921,761
New Era Electronics Co. Ltd.	70,000	241,273
Newmax Technology Co. Ltd. (b)	75,654	67,267
Nexcom International Co. Ltd. (c)	2,177,638	4,270,985
Novatek Microelectronics Corp. (c)	562,904	8,619,250
Nuvoton Technology Corp. (c)	113,000	306,761
OBI Pharma, Inc. (b)	61,784	110,246
Oneness Biotech Co. Ltd. (b)	163,659	435,798
Optimax Technology Corp. (c)	225,000	229,567
Orient Semiconductor Electronics Ltd. (c)	348,000	368,333
Pacific Hospital Supply Co. Ltd.	74,782	222,627
Pan Jit International, Inc. (c)	136,900	214,216
Parade Technologies Ltd.	50,000	1,169,760
Pegatron Corp.	2,516,686	7,054,658
PharmaEssentia Corp. (b)	251,518	4,718,192
Pharmally International Holding Co. Ltd. (b) (e)	23,076	—
Pharmosa Biopharm, Inc. (b)	33,670	54,329
Phihong Technology Co. Ltd. (b)	93,402	106,694
Phison Electronics Corp. (c)	25,000	407,205
Pihsiang Machinery Manufacturing Co. Ltd. (b) (e)	51,000	—
Polaris Group (b)	269,324	375,014
Pou Chen Corp.	9,456,674	10,643,788
Powerchip Semiconductor Manufacturing Corp. (b) (c)	2,454,519	1,190,406
Powertech Technology, Inc.	2,528,285	9,408,433
Poya International Co. Ltd.	16,321	247,171
President Chain Store Corp.	194,000	1,556,284
Princeton Technology Corp.	267,000	138,450
Security Description	Shares	Value
Progate Group Corp. (c)	88,754	$492,709
Promate Electronic Co. Ltd. (c)	2,518,000	6,144,367
Promos Technologies, Inc. (b) (e)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	67,648
PSS Co. Ltd.	22,495	82,338
Quanta Computer, Inc.	3,271,975	28,643,317
Quanta Storage, Inc.	48,000	163,248
Quintain Steel Co. Ltd. (b)	144,436	48,021
Radiant Opto-Electronics Corp.	51,000	305,678
RDC Semiconductor Co. Ltd. (b)	43,260	263,905
Realtek Semiconductor Corp. (c)	287,000	4,972,350
Ruby Tech Corp.	106,090	161,799
Ruentex Development Co. Ltd.	417,150	545,860
Sampo Corp.	4,651,479	3,979,746
Sanyang Motor Co. Ltd. (c)	365,000	769,312
Scientech Corp.	51,000	615,245
SciVision Biotech, Inc.	107,000	339,429
SDI Corp. (c)	83,000	238,991
Sea Sonic Electronics Co. Ltd.	39,000	83,271
Senhwa Biosciences, Inc. (b)	54,000	71,650
Sensortek Technology Corp.	13,000	99,132
Sesoda Corp. (c)	1,933,174	2,190,590
Shanghai Commercial & Savings Bank Ltd. (c)	2,956,068	3,570,599
ShenMao Technology, Inc.	116,000	226,802
Shieh Yih Machinery Industry Co. Ltd. (c)	184,000	209,062
Shih Wei Navigation Co. Ltd. (b) (c)	2,129,265	1,084,620
Shihlin Electric & Engineering Corp.	164,000	960,454
Shin Kong Financial Holding Co. Ltd. (b) (c)	14,283,408	5,140,973
Shinfox Energy Co. Ltd. (c)	99,000	344,248
Shiny Brands Group Co. Ltd.	31,625	150,965
Silicon Integrated Systems Corp. (c)	157,300	341,618
Silicon Motion Technology Corp. ADR	35,427	1,914,829
Sinbon Electronics Co. Ltd.	131,710	1,052,571
Sincere Navigation Corp. (c)	176,000	134,478
Sino-American Silicon Products, Inc.	191,000	783,587
Sinon Corp.	2,883,000	3,798,917
SinoPac Financial Holdings Co. Ltd.	28,380,060	19,823,495
Sinphar Pharmaceutical Co. Ltd.	2,186,868	2,081,175
Sitronix Technology Corp. (c)	46,000	298,159
Softstar Entertainment, Inc. (b) (c)	59,295	101,826
Solar Applied Materials Technology Corp. (c)	2,494,736	4,771,155

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Stark Technology, Inc. (c)	2,269,747	$9,554,060
SunMax Biotechnology Co. Ltd.	20,000	170,812
Sunonwealth Electric Machine Industry Co. Ltd. (c)	181,000	538,840
Sunplus Innovation Technology, Inc.	79,000	359,042
Sunplus Technology Co. Ltd. (b)	132,000	123,406
Supreme Electronics Co. Ltd. (c)	4,758,520	8,607,123
T3EX Global Holdings Corp.	36,000	87,627
TA Chen Stainless Pipe (c)	2,497,874	2,304,769
Ta Ya Electric Wire & Cable (c)	3,993,417	5,396,098
TA-I Technology Co. Ltd.	60,000	84,827
TaiMed Biologics, Inc. (b)	138,219	362,575
Taimide Tech, Inc.	61,950	93,630
Tainan Enterprises Co. Ltd. (c)	2,171,589	2,338,211
Tainergy Tech Co. Ltd. (b)	245,000	100,886
Taishin Financial Holding Co. Ltd. (c)	26,923,020	14,289,086
TaiSol Electronics Co. Ltd.	50,000	96,234
Taisun Enterprise Co. Ltd. (b) (c)	4,669,284	2,812,865
Taiwan Cogeneration Corp. (c)	2,855,728	3,632,322
Taiwan Cooperative Financial Holding Co. Ltd.	5,989,749	4,439,625
Taiwan FU Hsing Industrial Co. Ltd.	2,432,000	3,812,924
Taiwan Glass Industry Corp. (b)	314,000	156,595
Taiwan Land Development Corp. (b) (e)	3,962,750	—
Taiwan Mask Corp.	65,000	97,645
Taiwan Mobile Co. Ltd.	499,000	1,727,539
Taiwan Navigation Co. Ltd.	190,000	171,834
Taiwan Paiho Ltd.	2,355,433	4,899,893
Taiwan Puritic Corp.	27,375	139,027
Taiwan Sakura Corp.	2,542,726	6,483,914
Taiwan Semiconductor Co. Ltd.	82,000	133,063
Taiwan Semiconductor Manufacturing Co. Ltd.	26,495,912	868,797,920
Taiwan Surface Mounting Technology Corp.	62,000	206,134
Taiwan Taxi Co. Ltd.	45,000	180,497
Taiwan TEA Corp. (b) (c)	4,975,913	3,050,705
Taiwan Union Technology Corp.	260,612	1,351,372
Taiyen Biotech Co. Ltd.	2,508,500	2,482,906
Tatung Co. Ltd. (b)	847,000	1,237,515
TCC Group Holdings Co. Ltd.	10,675,662	10,322,515
TCI Co. Ltd.	28,724	107,766
Teco Electric & Machinery Co. Ltd.	135,000	214,949
Thunder Tiger Corp. (b) (c)	268,000	571,404
Security Description	Shares	Value
Tong Hsing Electronic Industries Ltd.	14,040	$59,527
Transasia Airways Corp. (b) (e)	361,784	—
Tripod Technology Corp.	856,079	5,157,181
TrueLight Corp. (b)	322,100	452,430
Tul Corp. (b) (c)	48,000	102,927
Tung Thih Electronic Co. Ltd.	25,300	68,450
UDE Corp. (c)	86,000	264,942
Ultra Chip, Inc. (c)	77,000	175,211
U-Ming Marine Transport Corp. (c)	259,000	458,994
Unimicron Technology Corp.	1,952,000	8,395,187
Uni-President Enterprises Corp.	5,262,993	12,987,117
United Alloy-Tech Co. (b)	166,000	196,712
United Microelectronics Corp. ADR (c)	3,301,441	21,426,352
United Orthopedic Corp.	68,000	191,652
United Renewable Energy Co. Ltd. (b)	120,544	37,136
Unity Opto Technology Co. Ltd. (b) (e)	12,759	—
UPI Semiconductor Corp.	18,156	124,605
Vactronics Technologies, Inc.	47,619	97,317
Vanguard International Semiconductor Corp. (c)	571,956	1,742,848
Ve Wong Corp.	1,224,000	1,491,522
Via Technologies, Inc. (c)	169,000	518,065
Visco Vision, Inc.	32,000	174,717
VisEra Technologies Co. Ltd.	14,474	135,758
Visual Photonics Epitaxy Co. Ltd. (c)	310,151	1,575,139
Vizionfocus, Inc. (c)	22,070	113,431
Voltronic Power Technology Corp.	45,000	2,553,036
Wafer Works Corp.	236,105	195,167
Waffer Technology Corp. (c)	95,224	199,252
Walsin Lihwa Corp.	2,308,327	1,668,696
Walsin Technology Corp.	100,000	282,146
Wan Hai Lines Ltd. (c)	913,450	2,259,629
Ways Technical Corp. Ltd. (b)	102,000	87,737
Wei Chuan Foods Corp.	2,442,000	1,333,307
Wei Mon Industry Co. Ltd. (b) (e)	240,450	—
Weikeng Industrial Co. Ltd. (c)	2,589,199	2,641,758
Weltrend Semiconductor	54,000	91,250
Win Semiconductors Corp. (b)	161,000	550,016
Winbond Electronics Corp. (b)	2,698,942	1,218,391
WinWay Technology Co. Ltd.	21,025	734,299
Wisdom Marine Lines Co. Ltd.	279,000	574,433
Wistron Corp. (c)	4,006,476	12,709,466
Wiwynn Corp.	84,733	6,771,507
XinTec, Inc. (c)	174,000	1,050,862
Yageo Corp.	230,237	3,799,302
Yang Ming Marine Transport Corp. (c)	2,312,000	5,338,450

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Yao Sheng Electronic Co. Ltd. (c)	92,000	$256,487
Yieh Phui Enterprise Co. Ltd. (c)	2,020,085	933,499
Young Optics, Inc. (b)	43,000	81,057
Yuanta Financial Holding Co. Ltd.	7,840,056	8,130,730
Yulon Finance Corp.	17,257	54,743
Yulon Motor Co. Ltd. (c)	341,000	527,344
Zeng Hsing Industrial Co. Ltd.	75,579	255,891
Zenitron Corp. (c)	5,050,000	4,397,734
Zhen Ding Technology Holding Ltd.	39,000	142,750
ZillTek Technology Corp.	24,000	234,623
		2,047,982,614
THAILAND — 1.9%
Advanced Info Service PCL	2,444,242	20,574,790
Airports of Thailand PCL	6,682,700	11,662,140
All Energy & Utilities PCL (b)	45,000	277
Asset World Corp. PCL	819,700	84,627
Axtra Future City Freehold & Leasehold Real Estate Investment Trust	3,289,266	1,157,683
B Grimm Power PCL	464,300	265,548
Bangkok Commercial Asset Management PCL	268,086	47,964
Bangkok Dusit Medical Services PCL Class F	2,013,100	1,446,574
Bangkok Expressway & Metro PCL (c)	41,795,943	8,703,657
Bangkok Land PCL	27,317,500	456,694
Banpu PCL (c)	14,097,017	2,480,777
BEC World PCL	862,600	98,670
Berli Jucker PCL (c)	195,800	133,807
BTS Group Holdings PCL (b)	1,262,500	225,876
Bumrungrad Hospital PCL	253,900	1,485,644
Central Pattana PCL	2,019,200	3,375,697
Central Plaza Hotel PCL	1,513,100	1,531,073
Central Retail Corp. PCL	2,001,100	1,995,524
CH Karnchang PCL	239,148	134,672
Charoen Pokphand Foods PCL	681,000	455,398
CP ALL PCL	6,868,586	11,231,080
CPN Retail Growth Leasehold REIT (c)	491,200	177,204
Delta Electronics Thailand PCL (c)	5,262,300	23,537,198
Ditto Thailand PCL	292,560	121,846
Electricity Generating PCL	1,295,073	4,444,157
Energy Absolute PCL (c)	2,824,700	328,078
Forth Corp. PCL (c)	492,800	153,210
Global Power Synergy PCL (c)	308,900	346,544
Gulf Energy Development PCL (c)	4,819,320	8,410,311
Hana Microelectronics PCL	243,700	176,548
Indorama Ventures PCL	1,223,100	893,245
Security Description	Shares	Value
IRPC PCL (c)	31,669,958	$1,142,515
Jasmine International PCL (b)	9,729,667	610,690
Jasmine Technology Solution PCL (b)	3,700	7,162
Kasikornbank PCL	2,269,200	10,349,336
KCE Electronics PCL	43,900	31,546
Krung Thai Bank PCL	1,763,900	1,086,432
Land & Houses PCL	2,637,200	390,610
Minor International PCL (c)	1,307,918	997,386
Muangthai Capital PCL (c)	473,300	666,326
Precious Shipping PCL	729,700	144,463
Pruksa Holding PCL	1,010,500	234,138
PSG Corp. PCL (b)	16,527,700	237,530
PTT Exploration & Production PCL	2,897,951	10,114,567
PTT Global Chemical PCL	1,018,100	728,601
PTT PCL	14,405,299	13,414,525
Quality Houses PCL	9,351,183	471,742
Regional Container Lines PCL	213,000	176,485
Sansiri PCL	9,721,133	513,214
SCB X PCL (c)	1,732,862	5,971,881
Siam Cement PCL (c)	1,009,827	4,975,830
Singer Thailand PCL (b)	247,100	57,254
Sri Trang Agro-Industry PCL (c)	740,700	393,215
Sri Trang Gloves Thailand PCL (c)	1,952,700	564,132
Srisawad Corp. PCL (c)	565,770	692,797
Thai Airways International PCL (b) (e)	1,250,900	60,903
Thai Beverage PCL	11,741,900	4,690,907
Thai Oil PCL	3,397,542	2,815,092
Thaicom PCL (c)	1,516,000	564,693
Tisco Financial Group PCL (c)	2,996,180	8,655,924
TMBThanachart Bank PCL (c)	148,392,749	8,095,337
True Corp. PCL (b) (c)	11,102,765	3,614,627
		188,606,373
TURKEY — 1.1%
AG Anadolu Grubu Holding AS	72,523	641,951
Akbank TAS	4,434,580	8,132,875
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (b)	3,368,754	197,207
Akfen Yenilenebilir Enerji AS (b)	455,312	252,504
AKIS Gayrimenkul Yatirimi AS REIT	2,458,641	521,480
Anadolu Efes Biracilik Ve Malt Sanayii AS	640,600	3,471,075
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	63,758	119,184
Aselsan Elektronik Sanayi Ve Ticaret AS	934,466	1,915,945
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	188,765	608,033
Bera Holding AS (b)	1,144,164	483,092

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (b)	494,836	$65,772
BIM Birlesik Magazalar AS	497,174	7,430,790
Biotrend Cevre VE Enerji Yatirimlari AS (b)	412,028	198,554
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	40,189	489,853
Borusan Yatirim ve Pazarlama AS	4,836	278,859
Can2 Termik AS (b)	1,803,708	84,675
Cimsa Cimento Sanayi VE Ticaret AS	119,023	156,855
Coca-Cola Icecek AS	194,516	329,781
CW Enerji Muhendislik Ticaret VE Sanayi AS	285,018	169,590
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b) (c)	570,636	1,729,027
Dogan Sirketler Grubu Holding AS	5,489,914	2,249,653
EGE Endustri VE Ticaret AS	657	182,224
Enka Insaat ve Sanayi AS	653,107	897,640
Eregli Demir ve Celik Fabrikalari TAS	5,733,672	3,956,437
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	273,180	256,334
Ford Otomotiv Sanayi AS	167,004	4,425,355
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	118,431	158,017
Global Yatirim Holding AS	273,764	136,261
Gubre Fabrikalari TAS (b)	65,342	530,342
Haci Omer Sabanci Holding AS	2,098,825	5,698,087
Hektas Ticaret TAS (b)	623,397	68,227
Investco Holding AS (b)	10,152	83,187
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	628,095	333,227
Is Yatirim Menkul Degerler AS	501,761	695,304
Izmir Demir Celik Sanayi AS (b)	791,622	122,010
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	113,315	99,982
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	275,784	211,359
Kiler Holding AS (b)	124,680	116,145
Kimteks Poliuretan Sanayi VE Ticaret AS	156,332	84,001
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	150,391	116,960
KOC Holding AS	1,821,603	9,200,614
Kontrolmatik Enerji Ve Muhendislik AS	270,750	295,401
Koza Altin Isletmeleri AS (b)	537,942	343,511
Koza Polyester Sanayi VE Ticaret AS (b)	680,196	123,303
Security Description	Shares	Value
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (b)	305,296	$178,720
Logo Yazilim Sanayi Ve Ticaret AS	82,660	252,231
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	404,060	219,967
MIA Teknoloji AS (b)	327,429	390,205
Migros Ticaret AS	32,841	508,025
MLP Saglik Hizmetleri AS (b) (d)	137,562	1,486,084
Nuh Cimento Sanayi AS	36,200	307,122
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	1,133,699	193,329
Otokar Otomotiv Ve Savunma Sanayi AS	24,347	333,596
Oyak Cimento Fabrikalari AS (b)	1,115,294	756,976
Oyak Yatirim Menkul Degerler AS (b)	220,604	221,973
Ozak Gayrimenkul Yatirim Ortakligi REIT (b)	1,108,852	438,705
Parsan Makina Parcalari Sanayii AS (b)	60,526	149,088
Pasifik Gayrimenkul Yatirim Ortakligi REIT	7,380,065	325,587
Pegasus Hava Tasimaciligi AS (b)	174,768	1,052,745
Politeknik Metal Sanayi ve Ticaret AS (b)	901	178,490
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	3,049,242	1,465,961
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	944,271	601,911
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	398,902	213,098
Sasa Polyester Sanayi AS (b)	6,901,354	794,347
SDT Uzay VE Savunma Teknolojileri AS	20,729	124,982
Selcuk Ecza Deposu Ticaret ve Sanayi AS	171,847	388,789
Servet Gayrimenkul Yatirim Ortakligi AS REIT (b)	36,401	291,327
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	17,706	1,572
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	178,929	205,644
Sok Marketler Ticaret AS	96,789	112,773
Tofas Turk Otomobil Fabrikasi AS	48,959	283,975
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	383,434	691,278
Tukas Gida Sanayi ve Ticaret AS (b)	234,179	46,491
Turk Hava Yollari AO (b)	1,033,388	8,212,045
Turk Telekomunikasyon AS (b)	629	773
Turk Traktor ve Ziraat Makineleri AS	15,557	329,966

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Turkcell Iletisim Hizmetleri AS	1,808,999	$4,747,532
Turkiye Garanti Bankasi AS	929,732	3,270,844
Turkiye Halk Bankasi AS (b)	400,915	183,675
Turkiye Is Bankasi AS Class C	12,203,392	4,672,839
Turkiye Petrol Rafinerileri AS	1,370,641	5,500,317
Turkiye Sigorta AS	1,286,317	666,795
Turkiye Sinai Kalkinma Bankasi AS (b)	883,963	305,483
Turkiye Sise ve Cam Fabrikalari AS	105,743	124,163
Turkiye Vakiflar Bankasi TAO Class D (b)	684,149	451,191
Ulker Biskuvi Sanayi AS (b)	784,028	2,609,694
Yapi ve Kredi Bankasi AS	4,873,760	4,220,374
Yeni Gimat Gayrimenkul Ortakligi AS REIT	141,904	250,014
YEO Teknoloji Enerji VE Endustri AS (b)	186,522	272,711
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	1,933,137	739,130
Zorlu Enerji Elektrik Uretim AS (b)	651,367	80,314
		106,513,534
UNITED ARAB EMIRATES — 1.7%
Abu Dhabi Commercial Bank PJSC	4,545,085	12,893,858
Abu Dhabi Islamic Bank PJSC	1,119,811	4,213,334
Abu Dhabi National Energy Co. PJSC	847,429	809,811
Abu Dhabi National Oil Co. for Distribution PJSC	3,054,611	2,927,330
Abu Dhabi Ports Co. PJSC (b)	705,164	977,195
ADNOC Drilling Co. PJSC	2,242,423	3,254,003
Adnoc Gas PLC	1,614,723	1,543,044
Agthia Group PJSC	104,465	184,866
Air Arabia PJSC	8,188,101	6,866,052
Ajman Bank PJSC (b)	4,138,819	1,926,840
AL Seer Marine Supplies & Equipment Co. LLC (b)	547,588	544,152
Al Waha Capital PJSC	1,570,410	743,936
Aldar Properties PJSC	6,869,126	14,362,692
Amanat Holdings PJSC	775,140	236,359
Americana Restaurants International PLC - Foreign Co.	1,361,470	819,169
Amlak Finance PJSC (b)	782,262	184,648
Apex Investment Co. PSC (b)	1,278,653	1,465,575
Arabtec Holding PJSC (b) (e)	504,845	—
Burjeel Holdings PLC	531,174	283,443
Dana Gas PJSC (b)	3,903,632	749,258
Deyaar Development PJSC	3,937,826	994,896
Dubai Electricity & Water Authority PJSC	9,764,626	7,550,003
Dubai Financial Market PJSC	3,333,553	1,361,356
Dubai Investments PJSC	2,827,806	1,662,940
Dubai Islamic Bank PJSC	3,137,304	6,055,862
Emaar Properties PJSC	6,597,814	23,082,155
Security Description	Shares	Value
Emirates NBD Bank PJSC	2,369,846	$13,839,506
Emirates Telecommunications Group Co. PJSC	3,834,227	17,036,137
EMSTEEL Building Materials PJSC (b)	473,288	162,356
Eshraq Investments PJSC (b)	4,926,151	418,442
Fertiglobe PLC	1,310,304	874,000
First Abu Dhabi Bank PJSC	5,394,183	20,178,346
Ghitha Holding PJSC (b)	63,973	418,005
Gulf General Investment Co. (b) (e)	638,957	—
Gulf Navigation Holding PJSC (b)	501,894	726,937
Invest bank PSC (b) (e)	76,929	4,712
Modon Holding PSC (b)	2,473,012	2,248,774
Multiply Group PJSC (b)	3,968,040	2,236,246
National Central Cooling Co. PJSC	3,893,121	3,179,745
NMDC Group PJSC	260,770	1,755,009
Orascom Construction PLC	33,435	187,139
RAK Properties PJSC	6,619,617	2,054,522
Ras Al Khaimah Ceramics	366,760	248,630
Shuaa Capital PSC (b)	7,873,411	486,589
Space42 PLC (b)	556,063	302,780
Union Properties PJSC (b)	2,791,613	312,371
Yalla Group Ltd. ADR (b)	83,165	337,650
		162,700,673
UNITED STATES — 0.1%
Belite Bio, Inc. ADR (b) (c)	9,984	629,990
Bit Digital, Inc. (b)	40,620	119,017
CBAK Energy Technology, Inc. (b) (c)	208,072	195,588
HUUUGE, Inc. (b) (d)	71,381	298,271
JBS SA	964,912	5,669,659
JS Global Lifestyle Co. Ltd. (b) (d)	1,121,500	200,682
Legend Biotech Corp. ADR (b) (c)	74,310	2,418,047
Seanergy Maritime Holdings Corp.	15,627	108,608
Titan Cement International SA	60,576	2,521,603
		12,161,465
TOTAL COMMON STOCKS (Cost $8,733,745,108)		9,878,472,849

RIGHTS — 0.0% (a)
THAILAND — 0.0% (a)
Electronic Arts, Inc. (expiring 01/23/25) (b) (Cost $1,581,809)	2,824,700	162,382
WARRANTS — 0.0% (a)
GREECE — 0.0% (a)
Diana Shipping, Inc. (expiring 12/14/26) 4.00% (b)	13,092	1,455

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 0.0% (a)
Comfort Gloves Bhd. (expiring 06/26/26) (b)	75,600	$676
Frontken Corp. Bhd. (expiring 05/03/26) (b)	348,950	30,825
GDEX Bhd. (expiring 01/04/28) (b)	160,612	1,078
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (b)	179,301	3,208
SKP Resources Bhd. (expiring 04/25/26) (b)	108,980	366
VS Industry Bhd. (expiring 09/05/26) (b)	847,330	39,794
		75,947
THAILAND — 0.0% (a)
Jasmine International PCL (expiring 10/10/31) (b)	4,806,333	57,797
Srisawad Corp. PCL (expiring 08/29/25) (b)	9,740	117
		57,914
TOTAL WARRANTS (Cost $7,873)		135,316
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	10,680,333	10,680,333
State Street Navigator Securities Lending Portfolio II (i) (j)	202,269,446	202,269,446
TOTAL SHORT-TERM INVESTMENTS (Cost $212,949,779)		212,949,779
TOTAL INVESTMENTS — 102.7% (Cost $8,948,284,569)		10,091,720,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(266,300,248)
NET ASSETS — 100.0%		$9,825,420,078

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $282,999, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	810	03/21/2025	$44,907,725	$43,488,900	$(1,418,825)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,690,443,597	$187,746,253	$282,999	$9,878,472,849
Rights	—	162,382	—	162,382
Warrants	135,316	—	—	135,316
Short-Term Investments	212,949,779	—	—	212,949,779
TOTAL INVESTMENTS	$9,903,528,692	$187,908,635	$282,999	$10,091,720,326
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,418,825)	$—	$—	$(1,418,825)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,418,825)	$—	$—	$(1,418,825)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	70,193,807	$70,193,807	$268,616,725	$328,130,199	$—	$—	10,680,333	$10,680,333	$1,260,810
State Street Navigator Securities Lending Portfolio II	197,452,962	197,452,962	384,449,135	379,632,651	—	—	202,269,446	202,269,446	388,664
Total		$267,646,769	$653,065,860	$707,762,850	$—	$—		$212,949,779	$1,649,474
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 5.6%
Banco Bradesco SA ADR (a)	7,143,938	$13,644,921
Cia Energetica de Minas Gerais Preference Shares	9,072,251	16,315,176
		29,960,097
CHINA — 23.5%
Agricultural Bank of China Ltd. Class H	22,639,000	12,910,841
Bank of China Ltd. Class H	19,414,000	9,921,997
Bank of Communications Co. Ltd. Class H (a)	11,949,000	9,829,377
China CITIC Bank Corp. Ltd. Class H	17,444,000	12,059,074
China Construction Bank Corp. Class H	13,735,000	11,457,695
China Resources Pharmaceutical Group Ltd. (b)	5,800,000	4,255,949
Chongqing Rural Commercial Bank Co. Ltd. Class H (a)	5,408,000	3,237,302
CITIC Telecom International Holdings Ltd. (a)	4,776,000	1,432,563
EEKA Fashion Holdings Ltd. (a)	943,500	1,049,420
FinVolution Group ADR	322,402	2,189,110
Genertec Universal Medical Group Co. Ltd. (b)	3,414,500	2,180,230
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	488,000	1,143,365
Huatai Securities Co. Ltd. Class H (b)	1,896,200	3,202,665
Industrial & Commercial Bank of China Ltd. Class H	16,824,000	11,283,935
Jiangsu Expressway Co. Ltd. Class H	2,628,000	2,902,727
Kunlun Energy Co. Ltd.	9,594,000	10,374,629
Livzon Pharmaceutical Group, Inc. Class H (a)	422,500	1,498,449
PICC Property & Casualty Co. Ltd. Class H	5,804,000	9,160,337
Sinopec Kantons Holdings Ltd.	2,360,000	1,488,681
Sinopharm Group Co. Ltd. Class H	4,440,000	12,174,641
Tianneng Power International Ltd. (a)	3,008,000	3,190,793
		126,943,780
GREECE — 1.1%
Metlen Energy & Metals SA	164,588	5,712,843
HONG KONG — 0.5%
Grand Pharmaceutical Group Ltd.	2,713,000	1,676,427
SSY Group Ltd.	2,006,000	921,919
		2,598,346
Security Description	Shares	Value
INDIA — 1.8%
Power Grid Corp. of India Ltd.	2,685,601	$9,683,550
INDONESIA — 3.4%
Bank Central Asia Tbk. PT	5,711,300	3,433,167
Telkom Indonesia Persero Tbk. PT	88,924,400	14,972,670
		18,405,837
KUWAIT — 0.8%
Mobile Telecommunications Co. KSCP	2,973,284	4,523,095
MALAYSIA — 8.7%
Malayan Banking Bhd.	3,655,700	8,371,770
MISC Bhd.	2,588,100	4,398,873
Petronas Dagangan Bhd.	327,400	1,414,596
Petronas Gas Bhd.	444,200	1,756,336
PPB Group Bhd.	601,600	1,668,308
Public Bank Bhd.	6,889,200	7,025,551
Sime Darby Bhd.	10,892,000	5,748,657
Telekom Malaysia Bhd.	3,998,300	5,946,259
Tenaga Nasional Bhd.	3,223,900	10,771,568
		47,101,918
MEXICO — 4.5%
Arca Continental SAB de CV (a)	975,784	8,106,524
Bolsa Mexicana de Valores SAB de CV (a)	640,874	1,028,222
FIBRA Macquarie Mexico REIT (b)	570,351	832,783
Kimberly-Clark de Mexico SAB de CV Class A (a)	3,256,640	4,604,741
Prologis Property Mexico SA de CV REIT	1,374,354	3,827,721
Ternium SA ADR (a)	196,541	5,715,412
		24,115,403
PHILIPPINES — 0.5%
Bank of the Philippine Islands	679,900	1,433,967
Manila Electric Co.	126,290	1,065,425
		2,499,392
POLAND — 0.2%
Asseco Poland SA	49,871	1,161,475
QATAR — 2.8%
Ooredoo QPSC	815,206	2,586,001
Qatar Electricity & Water Co. QSC	314,709	1,357,026
Qatar Gas Transport Co. Ltd.	2,419,885	2,757,512
Qatar International Islamic Bank QSC	369,950	1,107,513
Qatar Islamic Bank QPSC	847,551	4,972,175
Qatar Navigation QSC	340,057	1,026,429
United Development Co. QSC	4,580,545	1,412,785
		15,219,441
RUSSIA — 0.0%
Federal Grid Co-Rosseti PJSC (c) (d)	767,865,898	—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Inter RAO UES PJSC (c)	110,161,174	$—
Unipro PJSC (c) (d)	23,862,428	—
		—
SAUDI ARABIA — 6.7%
Abdullah Al Othaim Markets Co.	1,438,214	4,019,068
Jarir Marketing Co.	1,679,240	5,657,949
Riyad Bank	954,520	7,265,469
Saudi Electricity Co.	1,376,252	6,190,094
Saudi Telecom Co.	1,224,834	13,039,165
		36,171,745
SOUTH AFRICA — 2.0%
AVI Ltd.	369,656	2,149,372
Sanlam Ltd.	1,477,215	6,801,295
Tiger Brands Ltd. (a)	122,702	1,879,350
		10,830,017
TAIWAN — 18.9%
Chang Hwa Commercial Bank Ltd.	6,946,512	3,782,130
Cheng Shin Rubber Industry Co. Ltd.	5,195,000	7,772,415
Chunghwa Telecom Co. Ltd.	3,084,000	11,617,502
CTCI Corp.	2,578,000	3,035,300
Far Eastern New Century Corp.	4,036,000	3,890,180
Hu Lane Associate, Inc.	341,300	1,832,232
Namchow Holdings Co. Ltd.	622,000	943,876
President Chain Store Corp.	678,000	5,438,973
Primax Electronics Ltd.	3,566,000	8,266,589
Sercomm Corp.	2,632,000	9,794,385
Shanghai Commercial & Savings Bank Ltd.	3,429,000	4,141,848
Sinbon Electronics Co. Ltd.	360,000	2,876,969
Sino-American Silicon Products, Inc.	1,930,000	7,917,919
Sporton International, Inc.	372,150	2,349,740
Taiwan Fertilizer Co. Ltd.	1,972,000	3,073,684
Taiwan Mobile Co. Ltd.	3,206,000	11,099,178
Taiwan Sakura Corp.	339,000	864,445
Uni-President Enterprises Corp.	4,304,000	10,620,677
Universal Cement Corp.	974,000	849,682
Yulon Finance Corp.	584,000	1,852,583
		102,020,307
THAILAND — 13.1%
Advanced Info Service PCL	249,300	2,098,522
Advanced Info Service PCL NVDR	1,704,300	14,346,212
AEON Thana Sinsap Thailand PCL NVDR (a)	172,600	647,978
Bangkok Bank PCL NVDR (a)	1,916,200	8,486,470
Home Product Center PCL NVDR (a)	24,601,572	6,782,660
Intouch Holdings PCL NVDR (a)	1,754,700	4,992,107
Kiatnakin Phatra Bank PCL NVDR	1,014,000	1,561,373
Land & Houses PCL NVDR (a)	59,897,700	8,871,781
Security Description	Shares	Value
Mega Lifesciences PCL	147,800	$144,137
Mega Lifesciences PCL NVDR (a)	718,300	700,498
Supalai PCL	591,500	315,744
Supalai PCL NVDR (a)	3,414,700	1,822,776
Thai Beverage PCL	17,805,100	7,113,165
Thanachart Capital PCL NVDR (a)	741,580	1,098,395
Tisco Financial Group PCL NVDR (a)	2,046,300	5,911,733
WHA Corp. PCL NVDR	35,642,800	5,749,682
		70,643,233
UNITED ARAB EMIRATES — 5.4%
Abu Dhabi National Oil Co. for Distribution PJSC	5,679,637	5,442,976
Aldar Properties PJSC	4,282,107	8,953,481
Emirates NBD Bank PJSC	1,105,472	6,455,772
Emirates Telecommunications Group Co. PJSC	1,807,600	8,031,481
		28,883,710
TOTAL COMMON STOCKS (Cost $524,746,506)		536,474,189

SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	264,430	264,430
State Street Navigator Securities Lending Portfolio II (g) (h)	29,146,766	29,146,766
TOTAL SHORT-TERM INVESTMENTS (Cost $29,411,196)		29,411,196
TOTAL INVESTMENTS — 105.0% (Cost $554,157,702)		565,885,385
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(26,989,100)
NET ASSETS — 100.0%		$538,896,285
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	28	03/21/2025	$1,558,442	$1,503,320	$(55,122)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$533,915,786	$2,558,403	$0(a)	$536,474,189
Short-Term Investments	29,411,196	—	—	29,411,196
TOTAL INVESTMENTS	$563,326,982	$2,558,403	$0	$565,885,385
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(55,122)	$—	$—	$(55,122)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(55,122)	$—	$—	$(55,122)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	226,859	$226,859	$38,210,759	$38,173,188	$—	$—	264,430	$264,430	$17,006
State Street Navigator Securities Lending Portfolio II	7,133,380	7,133,380	35,620,271	13,606,885	—	—	29,146,766	29,146,766	46,480
Total		$7,360,239	$73,831,030	$51,780,073	$—	$—		$29,411,196	$63,486
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRALIA — 6.4%
Abacus Group REIT (a)	319,096	$217,325
Abacus Storage King REIT	374,663	260,969
Actinogen Medical Ltd. (b)	11,595	179
AGL Energy Ltd.	635,653	4,443,345
ALS Ltd.	434,228	4,054,293
AMP Ltd.	3,331,668	3,269,543
Ampol Ltd.	240,867	4,204,055
Ansell Ltd.	420,523	8,805,608
ANZ Group Holdings Ltd.	2,624,424	46,375,006
APA Group Stapled Security	1,718,322	7,415,379
ARB Corp. Ltd. (a)	68,463	1,721,412
Aristocrat Leisure Ltd.	676,987	28,653,547
ASX Ltd.	182,642	7,359,431
Atlas Arteria Ltd. Stapled Security	847,026	2,491,072
AUB Group Ltd.	86,976	1,680,158
Aurizon Holdings Ltd.	1,969,975	3,964,059
Bank of Queensland Ltd. (a)	600,285	2,490,166
Beach Energy Ltd. (a)	1,403,710	1,212,405
Bendigo & Adelaide Bank Ltd. (a)	544,532	4,416,627
BHP Group Ltd.	4,416,997	108,160,729
BlueScope Steel Ltd.	757,609	8,766,989
Boss Energy Ltd. (b)	1,014,413	1,526,220
BrainChip Holdings Ltd. (a) (b)	2,272,517	548,741
Brambles Ltd.	2,026,036	24,135,052
Breville Group Ltd. (a)	81,208	1,778,905
BWP Trust REIT (a)	447,016	907,806
Calix Ltd. (a) (b)	188,572	87,566
CAR Group Ltd.	491,179	10,957,212
Cettire Ltd. (a) (b)	839,428	784,795
Chalice Mining Ltd. (a) (b)	554,792	379,567
Challenger Ltd.	595,208	2,214,824
Charter Hall Group REIT	392,956	3,491,338
Charter Hall Long Wale REIT (a)	479,393	1,110,093
Cleanaway Waste Management Ltd.	1,759,661	2,887,160
Clinuvel Pharmaceuticals Ltd. (a)	13,187	98,467
Cochlear Ltd.	63,007	11,308,450
Coles Group Ltd.	1,058,084	12,375,083
Commonwealth Bank of Australia	1,481,745	140,595,029
Computershare Ltd.	482,824	10,149,032
Core Lithium Ltd. (a) (b)	3,170,341	174,700
De Grey Mining Ltd. (b)	1,039,349	1,135,801
Deep Yellow Ltd. (a) (b)	1,298,066	904,160
Deterra Royalties Ltd. (a)	484,331	1,115,530
Dexus REIT (a)	722,658	2,979,909
Domain Holdings Australia Ltd. (a)	144,427	226,238
Domino's Pizza Enterprises Ltd. (a)	56,229	1,024,930
Security Description	Shares	Value
Downer EDI Ltd.	585,348	$1,902,696
Dubber Corp. Ltd. (b) (c)	20	—
Eagers Automotive Ltd. (a)	147,056	1,078,029
Endeavour Group Ltd. (a)	954,684	2,482,590
Evolution Mining Ltd.	1,582,185	4,711,925
Firefinch Ltd. (a) (b) (c)	764,682	28,407
Flight Centre Travel Group Ltd. (a)	245,284	2,533,152
Fortescue Ltd.	1,533,719	17,330,244
Glencore PLC (b)	9,448,722	41,819,867
Goodman Group REIT	1,506,398	33,240,951
GPT Group REIT	1,578,019	4,269,624
GWA Group Ltd.	2,023,469	3,031,852
Harvey Norman Holdings Ltd. (a)	524,131	1,515,489
HMC Capital Ltd. REIT	197,239	1,204,109
HUB24 Ltd.	70,760	3,049,250
IDP Education Ltd. (a)	210,071	1,642,727
IGO Ltd. (a)	694,661	2,051,575
Iluka Resources Ltd.	482,229	1,507,790
Imugene Ltd. (a) (b)	8,392,722	192,265
Incitec Pivot Ltd.	1,515,042	2,748,453
Ingenia Communities Group REIT (a)	1,391,763	3,946,633
Insignia Financial Ltd.	625,207	1,374,194
Insurance Australia Group Ltd.	2,774,859	14,534,741
IRESS Ltd. (b)	165,297	952,820
JB Hi-Fi Ltd.	108,876	6,247,614
Kogan.com Ltd.	135,839	522,290
Lendlease Corp. Ltd. Stapled Security	505,135	1,948,460
Leo Lithium Ltd. (a) (b) (c)	526,635	123,498
Liontown Resources Ltd. (a) (b)	2,131,951	692,999
Lottery Corp. Ltd.	3,007,589	9,199,018
Lynas Rare Earths Ltd. (a) (b)	765,317	3,046,831
Macquarie Group Ltd.	322,145	44,209,453
Magellan Financial Group Ltd.	124,327	855,985
Magnis Energy Technologies Ltd. (a) (b)	1,292,589	33,613
Medibank Pvt Ltd.	2,463,842	5,781,600
Megaport Ltd. (a) (b)	191,282	872,846
Mesoblast Ltd. (a) (b)	637,236	1,223,089
Metals X Ltd. (b)	747,567	192,085
Metcash Ltd.	1,287,900	2,471,951
Mineral Resources Ltd.	145,337	3,082,001
Mirvac Group REIT (a)	3,686,648	4,279,854
National Australia Bank Ltd.	2,750,743	63,185,865
National Storage REIT (a)	1,128,752	1,635,349
Netwealth Group Ltd.	176,802	3,147,176
Neuren Pharmaceuticals Ltd. (b)	93,122	720,706
NEXTDC Ltd. (b)	535,112	4,992,913
nib holdings Ltd.	391,535	1,328,456
Nine Entertainment Co. Holdings Ltd. (a)	429,718	328,584
Northern Star Resources Ltd.	1,045,777	9,997,292

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Orica Ltd.	347,060	$3,562,748
Origin Energy Ltd.	2,014,251	13,593,650
Orora Ltd.	1,870,701	2,849,282
Paladin Energy Ltd. (a) (b)	121,993	571,022
Peninsula Energy Ltd. (b)	69,349	54,101
Perpetual Ltd. (a)	308,996	3,805,254
Perseus Mining Ltd.	1,197,290	1,905,147
Pilbara Minerals Ltd. (a) (b)	2,970,597	4,027,948
Pinnacle Investment Management Group Ltd.	234,200	3,313,364
PointsBet Holdings Ltd. (a)	723,577	448,003
PolyNovo Ltd. (b)	1,297,464	1,638,783
Premier Investments Ltd.	86,107	1,712,952
Pro Medicus Ltd.	47,494	7,355,009
Qantas Airways Ltd. (b)	906,021	5,031,839
QBE Insurance Group Ltd.	1,213,538	14,426,156
Qube Holdings Ltd.	1,669,742	4,104,270
Ramsay Health Care Ltd.	119,124	2,547,520
REA Group Ltd. (a)	50,167	7,246,820
Reece Ltd. (a)	240,675	3,334,933
Region RE Ltd. REIT	1,032,870	1,323,768
Renascor Resources Ltd. (a) (b)	4,630,477	177,752
Rio Tinto Ltd. (a)	348,728	25,361,377
Rio Tinto PLC	980,512	57,998,116
Sandfire Resources Ltd. (a) (b)	398,302	2,288,529
Santos Ltd.	2,977,776	12,315,853
Sayona Mining Ltd. (a) (b)	13,636,481	227,962
Scentre Group REIT	4,870,440	10,343,281
SEEK Ltd. (a)	316,381	4,421,178
SGH Ltd.	135,395	3,865,394
Silver Mines Ltd. (a) (b)	6,659,419	321,608
Sonic Healthcare Ltd.	547,943	9,163,386
South32 Ltd. (a) (d)	1,575,839	3,325,483
South32 Ltd. (d)	3,041,556	6,402,812
Steadfast Group Ltd.	850,162	3,052,992
Stockland REIT	2,359,932	7,013,531
Suncorp Group Ltd.	1,117,814	13,156,721
Super Retail Group Ltd.	228,719	2,149,661
Tabcorp Holdings Ltd.	3,219,827	1,126,359
Technology One Ltd.	243,273	4,715,991
Telix Pharmaceuticals Ltd. (a) (b)	513,711	7,827,562
Telstra Group Ltd.	3,880,111	9,633,510
Temple & Webster Group Ltd. (a) (b)	246,223	1,997,082
TPG Telecom Ltd. (a)	209,971	583,716
Transurban Group Stapled Security	2,841,676	23,558,691
Treasury Wine Estates Ltd.	1,239,011	8,691,627
Vault Minerals Ltd. (b)	753,922	154,041
Ventia Services Group Pty. Ltd.	745,509	1,661,695
Vicinity Ltd. REIT	2,922,578	3,799,981
Viva Energy Group Ltd. (e)	939,177	1,529,323
Washington H Soul Pattinson & Co. Ltd. (a)	208,608	4,419,844
Security Description	Shares	Value
WEB Travel Group Ltd. (a) (b)	335,277	$952,824
Webjet Group Ltd. (a) (b)	336,927	181,489
Wesfarmers Ltd.	986,199	43,676,597
West African Resources Ltd. (b)	1,001,288	889,625
Westgold Resources Ltd. (b)	916,420	1,605,742
Westpac Banking Corp.	3,061,542	61,264,316
Whitehaven Coal Ltd.	959,192	3,682,080
WiseTech Global Ltd.	176,539	13,232,361
Woodside Energy Group Ltd.	1,692,438	25,777,683
Woolworths Group Ltd.	1,075,926	20,311,212
Worley Ltd.	748,965	6,352,989
Zip Co. Ltd. (b)	1,777,746	3,258,048
		1,295,450,409
AUSTRIA — 0.3%
ams-OSRAM AG (b)	10,973	71,874
ANDRITZ AG	31,116	1,578,166
BAWAG Group AG (e)	70,771	5,946,946
Erste Group Bank AG	315,636	19,499,340
Kontron AG	40,764	821,428
Lenzing AG (b)	16,747	511,575
Mondi PLC	586,606	8,757,210
Oesterreichische Post AG	27,473	819,311
OMV AG	237,107	9,167,878
Raiffeisen Bank International AG	117,956	2,412,333
Telekom Austria AG	118,218	974,421
UNIQA Insurance Group AG	97,684	792,018
Verbund AG	71,456	5,179,488
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,916	940,183
voestalpine AG	279,261	5,300,574
		62,772,745
BELGIUM — 0.7%
Ackermans & van Haaren NV	19,475	3,841,692
Aedifica SA REIT	126,632	7,369,362
Ageas SA	229,405	11,141,043
Anheuser-Busch InBev SA	771,136	38,528,173
Barco NV (a)	65,070	706,142
Bekaert SA	87,074	3,016,925
Colruyt Group NV	54,424	2,042,343
D'ieteren Group (a)	18,739	3,118,261
Elia Group SA (a)	29,072	2,239,742
Fagron (a)	54,340	943,070
Galapagos NV (a) (b)	36,994	1,015,909
Gimv NV	18,191	755,355
Groupe Bruxelles Lambert NV	99,098	6,777,786
KBC Ancora	31,221	1,632,632
KBC Group NV	302,432	23,343,569
Materialise NV ADR (a) (b)	7,820	55,053
Melexis NV (a)	16,089	941,299
Proximus SADP (a)	127,489	663,375
Shurgard Self Storage Ltd. REIT	21,647	803,595

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Solvay SA (a)	65,925	$2,127,148
Syensqo SA (a)	65,925	4,816,802
Tessenderlo Group SA (a)	22,856	447,314
UCB SA	138,885	27,641,325
Umicore SA	175,750	1,811,702
VGP NV	7,335	542,311
Warehouses De Pauw CVA REIT	140,027	2,754,961
		149,076,889
BRAZIL — 0.1%
Pluxee NV (a)	89,045	1,725,729
Wheaton Precious Metals Corp.	373,282	21,000,032
Yara International ASA	222,986	5,905,796
		28,631,557
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	160,432	2,863,182
IAMGOLD Corp. (b)	751,807	3,883,970
		6,747,152
CAMEROON — 0.0% (f)
Golar LNG Ltd.	163,760	6,930,323
CANADA — 10.4%
AbCellera Biologics, Inc. (a) (b)	159,447	467,180
AGF Management Ltd. Class B	10,014	74,294
Agnico Eagle Mines Ltd.	473,355	37,013,978
Air Canada (a) (b)	234,803	3,634,206
Alamos Gold, Inc. Class A	362,681	6,687,735
Algonquin Power & Utilities Corp. (a)	269,545	1,195,729
Alimentation Couche-Tard, Inc.	750,560	41,603,840
AltaGas Ltd. (a)	303,077	7,055,359
ARC Resources Ltd. (a)	504,810	9,150,603
Aritzia, Inc. (a) (b)	146,625	5,448,227
Atco Ltd. Class I	65,925	2,180,998
Athabasca Oil Corp. (a) (b)	303,407	1,124,433
AtkinsRealis Group, Inc.	176,733	9,371,199
Aurinia Pharmaceuticals, Inc. (b)	93,176	836,720
Aurora Cannabis, Inc. (b)	7,343	31,196
Aya Gold & Silver, Inc. (b)	127,755	954,032
B2Gold Corp.	1,078,061	2,638,558
Badger Infrastructure Solution	58,109	1,449,695
Ballard Power Systems, Inc. (a) (b)	196,143	325,950
Bank of Montreal (a)	646,004	62,682,421
Bank of Nova Scotia (a)	1,142,482	61,318,444
Barrick Gold Corp.	1,563,226	24,227,720
Baytex Energy Corp. (a)	1,079,064	2,776,065
BCE, Inc. (a)	186,259	4,315,220
BlackBerry Ltd. (a) (b)	575,584	2,185,154
Bombardier, Inc. Class B (b)	85,691	5,824,152
Boralex, Inc. Class A	64,673	1,291,032
Security Description	Shares	Value
Boyd Group Services, Inc. (a)	25,844	$3,895,468
Brookfield Asset Management Ltd. Class A (a)	335,068	18,162,913
Brookfield Corp. (a)	1,331,375	76,483,245
Brookfield Infrastructure Corp. Class A	130,142	5,219,434
Brookfield Renewable Corp. (a)	167,751	4,639,921
Brookfield Wealth Solutions Ltd.	10,033	576,782
CAE, Inc. (a) (b)	256,401	6,507,187
Cameco Corp. (a)	484,085	24,877,432
Canadian Apartment Properties REIT	66,003	1,956,409
Canadian Imperial Bank of Commerce (a)	841,501	53,203,787
Canadian National Railway Co.	564,520	57,295,915
Canadian Natural Resources Ltd.	1,867,488	57,626,976
Canadian Pacific Kansas City Ltd.	847,283	61,316,378
Canadian Solar, Inc. (a) (b)	62,913	699,593
Canadian Tire Corp. Ltd. Class A (a)	75,346	7,922,279
Canadian Utilities Ltd. Class A (a)	104,357	2,528,745
Canadian Western Bank	390,011	15,931,822
Canopy Growth Corp. (a) (b)	15,490	42,435
Capital Power Corp. (a)	144,575	6,405,451
Capstone Copper Corp. (a) (b)	477,546	2,951,873
Cargojet, Inc. (a)	11,706	877,991
CCL Industries, Inc. Class B	106,503	5,476,218
Celestica, Inc. (b)	54,020	4,982,821
Cenovus Energy, Inc.	1,113,670	16,873,084
CES Energy Solutions Corp.	279,238	1,926,047
CGI, Inc.	197,985	21,651,426
Choice Properties Real Estate Investment Trust	133,414	1,238,407
CI Financial Corp. (a)	19,744	424,753
Cineplex, Inc. (a) (b)	54,424	461,669
Colliers International Group, Inc. (a)	25,020	3,400,716
Constellation Software, Inc.	17,450	53,931,080
Converge Technology Solutions Corp. (a)	355,188	807,582
CT Real Estate Investment Trust	258,539	2,568,852
Denison Mines Corp. (b)	155,503	282,202
Descartes Systems Group, Inc. (b)	71,516	8,125,236
Docebo, Inc. (b)	59,846	2,682,293
Dollarama, Inc.	298,587	29,123,755
Dye & Durham Ltd. (a)	25,357	309,954
ECN Capital Corp. (a)	25,390	55,787
Element Fleet Management Corp.	343,024	6,931,079

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Emera, Inc. (a)	229,799	$8,585,107
Empire Co. Ltd. Class A	143,963	4,393,364
Enbridge, Inc. (a)	1,939,912	82,293,166
Encore Energy Corp. (a) (b)	53,220	181,480
Enghouse Systems Ltd.	34,918	657,717
Equinox Gold Corp. (a) (b)	113,906	573,411
Exchange Income Corp. (a)	127,453	5,215,275
Fairfax Financial Holdings Ltd.	24,206	33,661,521
Finning International, Inc.	123,751	3,277,483
First Capital Real Estate Investment Trust	118,587	1,398,439
First Majestic Silver Corp. (a)	244,534	1,343,220
FirstService Corp.	28,715	5,198,928
Fortis, Inc.	423,272	17,578,944
Franco-Nevada Corp.	158,309	18,593,767
George Weston Ltd.	63,884	9,929,516
Gildan Activewear, Inc. (a)	205,880	9,684,176
Global Atomic Corp. (b)	132,309	71,757
GoGold Resources, Inc. (b)	89,036	68,718
Granite Real Estate Investment Trust	23,224	1,126,482
Great-West Lifeco, Inc. (a)	269,797	8,942,583
H&R Real Estate Investment Trust	118,587	765,184
Hydro One Ltd. (e)	273,962	8,432,970
iA Financial Corp., Inc.	83,151	7,708,032
IGM Financial, Inc. (a)	70,526	2,251,320
Imperial Oil Ltd.	220,932	13,608,932
Innergex Renewable Energy, Inc. (a)	449,872	2,518,057
Intact Financial Corp.	151,256	27,526,236
International Petroleum Corp. (a) (b)	5,348	61,034
Ivanhoe Mines Ltd. Class A (b)	997,034	11,826,867
K92 Mining, Inc. (b)	82,178	495,971
Keyera Corp.	152,627	4,665,195
Kinaxis, Inc. (b)	10,509	1,265,143
Kinross Gold Corp.	1,052,350	9,768,372
Lightspeed Commerce, Inc. (a) (b)	92,095	1,403,645
Linamar Corp.	42,804	1,690,195
Lithium Americas Argentina Corp. (a) (b)	62,571	164,454
Lithium Americas Corp. (a) (b)	62,571	187,078
Loblaw Cos. Ltd. (a)	165,079	21,713,249
MAG Silver Corp. (b)	11,054	150,108
Magna International, Inc. (a)	297,776	12,439,426
Manulife Financial Corp.	1,845,728	56,673,167
Maple Leaf Foods, Inc. (a)	65,918	932,257
MEG Energy Corp. (a)	510,732	8,380,806
Methanex Corp. (a)	75,354	3,763,508
Metro, Inc.	217,666	13,643,853
MTY Food Group, Inc. (a)	147,088	4,681,002
National Bank of Canada (a)	333,125	30,352,315
New Gold, Inc. (b)	532,161	1,328,367
NexGen Energy Ltd. (a) (b)	367,640	2,423,326
Northland Power, Inc. (a)	160,544	1,998,149
Security Description	Shares	Value
Nutrien Ltd.	491,287	$21,971,617
Onex Corp.	71,758	5,602,133
Open Text Corp.	194,155	5,491,743
Osisko Gold Royalties Ltd.	132,041	2,389,812
Pan American Silver Corp.	323,747	6,546,073
Parex Resources, Inc. (a)	324,401	3,288,671
Parkland Corp. (a)	148,629	3,359,706
Payfare, Inc. (a) (b)	48,061	128,323
Pembina Pipeline Corp.	473,828	17,497,570
Peyto Exploration & Development Corp. (a)	117,952	1,405,714
Pizza Pizza Royalty Corp. (a)	240,706	2,177,434
Power Corp. of Canada (a)	565,009	17,615,772
PrairieSky Royalty Ltd. (a)	182,595	3,558,711
Precision Drilling Corp. (a) (b)	13,378	817,824
Premium Brands Holdings Corp. (a)	25,180	1,384,532
Primaris Real Estate Investment Trust	29,506	317,381
Quebecor, Inc. Class B	146,672	3,212,466
Restaurant Brands International, Inc. (a)	263,544	17,168,292
RioCan Real Estate Investment Trust	139,144	1,768,566
Rogers Communications, Inc. Class B (a)	327,046	10,048,785
Royal Bank of Canada	1,309,178	157,771,333
Russel Metals, Inc.	52,308	1,531,197
Sandstorm Gold Ltd. (a)	153,128	856,035
Saputo, Inc.	233,112	4,050,528
Secure Energy Services, Inc.	151,820	1,716,446
Shopify, Inc. Class A (b)	1,078,651	114,742,606
SilverCrest Metals, Inc. (b)	125,591	1,144,832
SmartCentres Real Estate Investment Trust	59,660	1,014,660
SNDL, Inc. (a) (b)	224,037	401,026
South Bow Corp. (a)	186,995	4,410,284
SSR Mining, Inc. (b)	82,953	579,091
Stantec, Inc.	69,619	5,459,346
Stella-Jones, Inc. (a)	52,684	2,607,825
Sun Life Financial, Inc.	500,779	29,718,737
Suncor Energy, Inc.	1,336,969	47,698,428
TC Energy Corp. (a)	934,979	43,550,440
Teck Resources Ltd. Class B	468,655	18,991,248
TELUS Corp.	461,460	6,253,550
TFI International, Inc.	79,676	10,760,858
Thomson Reuters Corp.	182,677	29,318,249
Tilray Brands, Inc. (a) (b) (d)	80,166	106,621
Tilray Brands, Inc. (a) (b) (d)	349,135	461,241
TMC the metals Co., Inc. (a) (b)	218,260	244,451
TMX Group Ltd.	213,880	6,585,041
Torex Gold Resources, Inc. (b)	75,294	1,482,635
Toromont Industries Ltd.	69,559	5,496,235
Toronto-Dominion Bank	1,623,458	86,388,013
Tourmaline Oil Corp.	303,107	14,019,384
TransAlta Corp. (a)	246,350	3,482,336

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Veren, Inc. (a)	685,574	$3,522,731
Vermilion Energy, Inc. (a)	98,701	928,539
Victoria Gold Corp./Vancouver (a) (b)	6,069	2,026
Well Health Technologies Corp. (b)	39,691	189,320
Wesdome Gold Mines Ltd. (b)	105,686	948,690
West Fraser Timber Co. Ltd.	50,611	4,382,979
Whitecap Resources, Inc.	376,840	2,672,624
WSP Global, Inc.	106,479	18,728,221
Xenon Pharmaceuticals, Inc. (b)	111,639	4,376,249
		2,094,177,589
CHILE — 0.1%
Antofagasta PLC	323,442	6,440,752
Lundin Mining Corp. (a)	700,538	6,025,348
		12,466,100
CHINA — 0.5%
BOC Aviation Ltd. (e)	378,100	2,937,498
BOC Hong Kong Holdings Ltd.	3,299,000	10,596,110
BOE Varitronix Ltd.	361,000	314,158
Budweiser Brewing Co. APAC Ltd. (e)	1,151,900	1,110,683
China Ruyi Holdings Ltd. (a) (b)	3,056,400	963,984
China Tobacco International HK Co. Ltd. (a)	288,000	880,541
China Traditional Chinese Medicine Holdings Co. Ltd. (a) (b)	3,296,000	980,151
Chow Tai Fook Jewellery Group Ltd. (a)	1,090,800	945,048
ENN Energy Holdings Ltd.	505,100	3,631,568
Fosun International Ltd.	1,822,500	1,065,165
Gemdale Properties & Investment Corp. Ltd. (a)	7,384,000	261,407
HUTCHMED China Ltd. ADR (a) (b)	52,630	758,398
Inspur Digital Enterprise Technology Ltd.	746,000	357,253
Kerry Logistics Network Ltd.	752,000	666,039
Nexteer Automotive Group Ltd.	320,000	136,767
Prosus NV	1,419,386	56,365,843
S-Enjoy Service Group Co. Ltd.	282,000	111,813
Shandong Hi-Speed Holdings Group Ltd. (a) (b)	1,742,500	1,455,831
Shangri-La Asia Ltd. (a)	514,000	350,697
Towngas Smart Energy Co. Ltd.	1,997,259	822,769
VSTECS Holdings Ltd.	882,000	590,426
Wharf Holdings Ltd. (a)	1,471,000	4,137,688
Wilmar International Ltd.	2,901,500	6,593,351
Youzan Technology Ltd. (a) (b)	8,168,000	131,438
Security Description	Shares	Value
Zhongyu Energy Holdings Ltd. (a) (b)	277,000	$161,537
		96,326,163
COLOMBIA — 0.0% (f)
Gran Tierra Energy, Inc. (b)	44,510	326,506
DENMARK — 2.3%
Ambu AS Class B	304,142	4,392,186
AP Moller - Maersk AS Class A	2,079	3,331,435
AP Moller - Maersk AS Class B	5,530	9,141,670
Ascendis Pharma AS ADR (b)	30,852	4,247,395
Bavarian Nordic AS (b)	60,083	1,579,748
Better Collective AS (a) (b)	29,432	296,737
Carlsberg AS Class B	92,763	8,887,812
cBrain AS	35,868	893,512
Chemometec AS	10,469	706,791
Coloplast AS Class B	77,410	8,450,864
D/S Norden AS	93,671	2,762,681
Danske Bank AS	676,944	19,147,619
Demant AS (b)	80,920	2,968,655
DSV AS	176,566	37,487,421
FLSmidth & Co. AS	163,374	8,076,142
Genmab AS (b)	48,452	10,041,464
GN Store Nord AS (b)	127,621	2,370,211
Green Hydrogen Systems AS (b)	127,306	52,431
H&H International AS Class B (b)	81,386	889,397
ISS AS	159,392	2,906,044
Jyske Bank AS	42,646	3,020,087
Netcompany Group AS (b) (e)	17,697	833,049
Novo Nordisk AS Class B	2,782,678	241,189,126
Novonesis (Novozymes) B Class B	327,396	18,534,680
Orsted AS (b) (e)	180,351	8,119,001
Pandora AS	110,085	20,131,908
Ringkjoebing Landbobank AS	23,584	3,942,893
Royal Unibrew AS	36,450	2,558,525
Svitzer Group AS (b)	16,030	499,045
Tryg AS	349,614	7,354,827
Vestas Wind Systems AS (b)	939,117	12,790,018
Zealand Pharma AS (b)	86,553	8,599,293
		456,202,667
FINLAND — 0.8%
Cargotec OYJ Class B	58,361	3,086,908
Citycon OYJ (a)	139,269	464,078
Elisa OYJ	135,410	5,861,073
Fortum OYJ (a)	400,121	5,599,607
Huhtamaki OYJ	82,810	2,930,927
Kalmar OYJ Class B (b)	58,361	1,922,368
Kemira OYJ	87,585	1,770,352
Kesko OYJ Class B	266,867	5,023,876
Kone OYJ Class B	342,061	16,647,596
Konecranes OYJ	60,198	3,814,904
Mandatum OYJ	391,944	1,818,244

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Metsa Board OYJ Class B (a)	170,840	$750,430
Metso OYJ	763,982	7,104,108
Neste OYJ	337,561	4,238,226
Nokia OYJ (d)	3,526,624	15,609,702
Nokia OYJ (d)	1,883,941	8,314,399
Nokian Renkaat OYJ (a)	98,692	750,729
Nordea Bank Abp (d)	2,852,973	31,062,077
Nordea Bank Abp (d)	40,341	438,618
Orion OYJ Class B	89,048	3,944,710
Outokumpu OYJ (a)	536,687	1,614,423
QT Group OYJ (a) (b)	27,448	1,909,986
Sampo OYJ Class A	391,944	15,982,689
Stora Enso OYJ Class R (a)	500,836	5,039,907
Tokmanni Group Corp.	103,159	1,293,604
UPM-Kymmene OYJ	459,132	12,627,453
Valmet OYJ (a)	153,274	3,702,826
Wartsila OYJ Abp	400,130	7,089,266
YIT OYJ (a) (b)	110,994	286,186
		170,699,272
FRANCE — 6.8%
Accor SA	314,265	15,307,824
Aeroports de Paris SA	28,997	3,353,948
Air France-KLM (a) (b)	225,402	1,896,172
Air Liquide SA	471,271	76,577,139
Airbus SE	524,587	84,078,023
Alstom SA (b)	459,437	10,257,106
Alten SA	25,005	2,046,816
Arkema SA	36,998	2,817,806
AXA SA	1,442,692	51,270,910
BioMerieux	36,805	3,944,548
BNP Paribas SA	916,407	56,196,197
Bollore SE	479,885	2,951,710
Bouygues SA	233,279	6,894,134
Bureau Veritas SA	204,989	6,227,888
Capgemini SE	139,201	22,796,159
Carrefour SA	616,341	8,762,776
Christian Dior SE	2,010	1,259,220
Cie de Saint-Gobain SA	439,796	39,028,532
Cie Generale des Etablissements Michelin SCA	543,402	17,893,631
Covivio SA REIT	72,593	3,665,292
Credit Agricole SA	1,247,164	17,163,216
Danone SA	525,535	35,437,752
Dassault Aviation SA	18,586	3,795,273
Dassault Systemes SE	575,449	19,961,895
Edenred SE	301,013	9,896,443
Eiffage SA	46,505	4,079,770
Elior Group SA (a) (b) (e)	105,124	306,538
Elis SA	171,457	3,355,577
Engie SA	1,412,298	22,389,874
EssilorLuxottica SA	254,011	61,969,492
Eurazeo SE	44,863	3,342,483
Euroapi SA (a) (b)	42,895	127,923
Eutelsat Communications SACA (a) (b)	85,613	201,063
Security Description	Shares	Value
Fnac Darty SA (a) (d)	30,475	$900,949
Fnac Darty SA (d)	1,274	37,202
Forvia SE (d)	111,930	1,006,043
Forvia SE (d)	16,276	146,257
Gaztransport Et Technigaz SA	19,228	2,560,503
Gecina SA REIT	37,021	3,467,423
Getlink SE	361,601	5,768,215
Hermes International SCA	30,834	74,138,229
ICADE REIT	40,885	972,891
Imerys SA	34,690	1,012,986
Ipsen SA	31,073	3,561,894
Kering SA	65,984	16,278,773
Klepierre SA REIT (a)	168,847	4,860,582
La Francaise des Jeux SACA (e)	98,554	3,798,400
Legrand SA	241,127	23,480,567
L'Oreal SA	205,400	72,708,661
Louis Hachette Group (b)	976,510	1,526,876
LVMH Moet Hennessy Louis Vuitton SE	223,366	146,988,293
Nanobiotix SA (a) (b)	75,223	235,550
Nexans SA	86,945	9,381,288
Opmobility	63,893	663,597
Orange SA	1,627,029	16,221,145
Pernod Ricard SA	186,170	21,012,916
Publicis Groupe SA	202,500	21,597,942
Renault SA	213,828	10,417,759
Rexel SA (a)	261,970	6,673,241
Rubis SCA	92,016	2,275,348
Safran SA	293,152	64,384,845
Sartorius Stedim Biotech	21,329	4,167,662
SCOR SE	162,922	3,988,204
SEB SA	25,034	2,268,237
Societe BIC SA	23,280	1,537,991
Societe Generale SA	656,548	18,464,875
Sodexo SA	89,045	7,334,995
SOITEC (a) (b)	17,618	1,589,916
SPIE SA	121,725	3,786,429
Technip Energies NV	122,116	3,249,794
Teleperformance SE	52,171	4,490,398
Television Francaise 1 SA (a)	104,511	791,638
Thales SA	89,105	12,792,990
TotalEnergies SE	1,990,767	110,019,017
Ubisoft Entertainment SA (a) (b)	140,237	1,909,583
Unibail-Rodamco-Westfield CDI	644,884	2,403,666
Unibail-Rodamco-Westfield REIT (a) (b)	57,077	4,297,987
Valeo SE	339,745	3,276,017
Vallourec SACA (a) (b)	11,395	193,748
Valneva SE (a) (b)	124,609	278,969
Veolia Environnement SA	709,238	19,910,017
Vinci SA	423,875	43,778,138
Viridien (a) (b)	6,157	324,325
Vivendi SE (a)	976,510	2,601,756

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wendel SE	25,270	$2,432,231
Worldline SA (a) (b) (e)	217,513	1,909,540
		1,373,129,628
GERMANY — 6.8%
1&1 AG	36,979	482,476
adidas AG	151,929	37,253,965
AIXTRON SE	114,583	1,805,864
Allianz SE	337,973	103,556,436
Aroundtown SA (b)	935,548	2,829,748
Aurubis AG (a)	25,255	2,005,824
BASF SE	781,571	34,363,592
Bayer AG	856,144	17,122,579
Bayerische Motoren Werke AG	280,642	22,951,967
Bayerische Motoren Werke AG Preference Shares	36,996	2,773,598
Bechtle AG	69,780	2,247,199
Beiersdorf AG	91,559	11,756,359
Bilfinger SE	109,920	5,264,275
BioNTech SE ADR (b)	69,943	7,970,005
Birkenstock Holding PLC (b)	58,910	3,337,841
Brenntag SE	139,062	8,334,645
CANCOM SE	46,926	1,129,275
Carl Zeiss Meditec AG	31,107	1,466,258
Ceconomy AG (b)	144,947	395,344
Commerzbank AG	816,373	13,293,196
CompuGroup Medical SE & Co. KGaA (a)	35,058	789,944
Continental AG	92,610	6,216,086
Covestro AG (b)	159,800	9,597,429
CTS Eventim AG & Co. KGaA	40,742	3,444,678
CureVac NV (a) (b)	41,527	141,607
Daimler Truck Holding AG	479,641	18,302,226
Deutsche Bank AG	1,806,468	31,126,746
Deutsche Boerse AG	157,996	36,385,722
Deutsche Lufthansa AG	607,061	3,882,306
Deutsche Pfandbriefbank AG (b) (e)	182,669	905,668
Deutsche Post AG	825,774	29,055,925
Deutsche Telekom AG	3,003,583	89,853,977
Deutz AG	105,205	439,899
Dr. Ing hc F Porsche AG Preference Shares (e)	92,758	5,611,294
Duerr AG	40,775	905,251
DWS Group GmbH & Co. KGaA (e)	29,250	1,205,477
E.ON SE	1,912,146	22,265,407
Evonik Industries AG	106,589	1,846,539
Evotec SE (a) (b)	104,310	885,167
Fielmann Group AG	23,156	992,691
Fraport AG Frankfurt Airport Services Worldwide (b)	46,436	2,812,942
Freenet AG	115,879	3,304,599
Fresenius Medical Care AG	192,138	8,786,025
Fresenius SE & Co. KGaA (b)	361,194	12,544,510
FUCHS SE	48,038	1,581,839
FUCHS SE Preference Shares	60,236	2,598,517
Security Description	Shares	Value
GEA Group AG	157,284	$7,788,328
Gerresheimer AG	36,911	2,713,715
Grand City Properties SA (b)	106,265	1,292,940
Grenke AG	23,158	369,773
Hamborner REIT AG	449,664	2,933,451
Hannover Rueck SE	52,372	13,091,414
Hapag-Lloyd AG (a) (e)	15,898	2,525,329
Heidelberg Materials AG	127,451	15,744,679
HelloFresh SE (a) (b)	192,877	2,348,756
Henkel AG & Co. KGaA	89,752	6,914,602
Henkel AG & Co. KGaA Preference Shares	119,397	10,471,935
Hensoldt AG	6,103	218,028
HOCHTIEF AG	13,698	1,839,701
HUGO BOSS AG	58,091	2,693,662
Hypoport SE (b)	3,940	685,826
Immatics NV (b)	76,400	543,204
Infineon Technologies AG	1,166,560	37,930,350
Jenoptik AG	44,695	1,038,561
Jumia Technologies AG ADR (b)	177,799	679,192
Jungheinrich AG Preference Shares	40,742	1,082,553
K&S AG	188,168	2,038,110
KION Group AG	74,625	2,461,956
Knorr-Bremse AG	56,984	4,151,138
Krones AG	13,625	1,693,043
Lanxess AG	81,292	1,984,914
LEG Immobilien SE	58,112	4,922,313
Mercedes-Benz Group AG	687,873	38,321,338
Merck KGaA	126,179	18,279,105
METRO AG	144,947	622,134
MTU Aero Engines AG	46,392	15,468,532
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	119,045	60,045,354
Nemetschek SE	46,361	4,493,438
Nordex SE (b)	88,862	1,037,027
Norma Group SE	42,770	661,668
Patrizia SE	68,079	556,917
Pfeiffer Vacuum Technology AG	5,757	915,667
Porsche Automobil Holding SE Preference Shares	156,311	5,883,613
ProSiebenSat.1 Media SE	197,922	1,015,723
Puma SE	81,713	3,753,469
Rational AG	2,083	1,777,324
Rheinmetall AG	36,946	23,513,112
RWE AG	599,890	17,908,796
Salzgitter AG	89,190	1,462,923
SAP SE	886,281	216,862,911
Sartorius AG Preference Shares	35,178	7,839,052
Schaeffler AG (b)	145,594	639,459
Scout24 SE (e)	54,432	4,796,605
Siemens AG	661,113	129,084,884
Siemens Energy AG (b)	397,033	20,712,613

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Siemens Healthineers AG (e)	238,361	$12,637,329
Siltronic AG	17,456	840,519
Sixt SE (a)	10,000	813,903
Sixt SE Preference Shares	13,702	821,510
Stabilus SE	19,575	613,165
Stroeer SE & Co. KGaA	35,312	1,684,210
Suedzucker AG (a)	60,138	646,393
Symrise AG	110,087	11,701,596
TAG Immobilien AG (b)	152,052	2,260,980
Talanx AG	56,513	4,807,353
TeamViewer SE (b) (e)	85,823	848,173
thyssenkrupp AG	540,099	2,192,908
TUI AG (b)	552,007	4,771,744
Uniper SE (b)	9,279	376,265
United Internet AG	54,431	883,213
Volkswagen AG	27,089	2,584,868
Volkswagen AG Preference Shares	158,115	14,578,349
Vonovia SE	696,690	21,152,108
Wacker Chemie AG	17,353	1,258,551
Zalando SE (b) (e)	174,549	5,854,347
		1,372,959,538
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	1,603,994	430,696
HONG KONG — 1.4%
AIA Group Ltd.	10,241,800	74,229,795
ASMPT Ltd.	234,800	2,263,985
Bank of East Asia Ltd.	1,210,099	1,536,001
Cafe de Coral Holdings Ltd.	140,000	140,758
Cathay Pacific Airways Ltd. (a)	1,655,000	2,032,544
Champion REIT	1,702,000	379,052
Chow Sang Sang Holdings International Ltd.	508,000	424,426
CK Asset Holdings Ltd.	831,531	3,414,780
CK Infrastructure Holdings Ltd.	287,500	2,137,388
CLP Holdings Ltd.	992,000	8,339,086
Dah Sing Banking Group Ltd.	658,125	694,730
Dah Sing Financial Holdings Ltd.	46,885	169,603
DFI Retail Group Holdings Ltd. (a)	536,600	1,239,546
Fortune Real Estate Investment Trust (a)	1,781,000	914,809
Futu Holdings Ltd. ADR	60,395	4,830,996
Hang Lung Group Ltd.	1,790,000	2,410,340
Hang Lung Properties Ltd.	2,049,640	1,643,839
Hang Seng Bank Ltd. (a)	714,300	8,786,278
Henderson Land Development Co. Ltd.	215,869	655,837
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (a)	2,622,000	1,788,966
HKBN Ltd. (a)	842,000	551,726
HKT Trust & HKT Ltd. Stapled Security	207,900	256,933
Security Description	Shares	Value
Hong Kong & China Gas Co. Ltd.	7,428,625	$5,938,730
Hong Kong Exchanges & Clearing Ltd.	1,111,439	42,180,011
Hong Kong Technology Venture Co. Ltd. (b)	841,642	154,938
Hongkong Land Holdings Ltd.	1,829,300	8,140,385
Hysan Development Co. Ltd.	377,841	575,910
Jardine Matheson Holdings Ltd.	183,905	7,534,588
Johnson Electric Holdings Ltd.	112,537	157,912
Kerry Properties Ltd.	764,500	1,531,372
Link REIT	2,715,620	11,484,126
LK Technology Holdings Ltd. (a)	92,500	32,270
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd. (a)	132,000	243,678
Man Wah Holdings Ltd.	834,000	516,422
Melco International Development Ltd. (a) (b)	229,000	131,481
Melco Resorts & Entertainment Ltd. ADR (b)	187,790	1,087,304
Modern Dental Group Ltd. (a)	756,000	404,864
MTR Corp. Ltd. (a)	411,888	1,436,951
New World Development Co. Ltd. (a)	631,129	419,239
NWS Holdings Ltd.	1,792,000	1,785,552
Pacific Basin Shipping Ltd. (a)	7,790,000	1,644,655
Pacific Textiles Holdings Ltd.	1,761,000	351,386
PAX Global Technology Ltd.	1,661,000	1,148,253
PCCW Ltd.	1,977,875	1,150,882
Perfect Medical Health Management Ltd. (a)	1,438,000	410,966
Power Assets Holdings Ltd.	548,500	3,827,097
Prudential PLC	2,258,115	18,014,761
Realord Group Holdings Ltd. (a) (b)	550,000	523,948
Sino Land Co. Ltd.	8,068,132	8,153,353
Sun Hung Kai Properties Ltd.	1,117,509	10,739,261
Sunlight Real Estate Investment Trust	1,542,000	369,225
Swire Pacific Ltd. Class A	25,500	231,268
Swire Pacific Ltd. Class B	892,500	1,286,826
Swire Properties Ltd.	1,144,400	2,330,654
Techtronic Industries Co. Ltd.	1,078,000	14,224,474
Value Partners Group Ltd. (a) (b)	402,000	79,179
Vitasoy International Holdings Ltd. (a)	230,000	301,418
Viva Goods Co. Ltd. (a)	1,280,000	100,516
VTech Holdings Ltd.	198,900	1,351,955
Wharf Real Estate Investment Co. Ltd.	1,349,000	3,448,933
Yue Yuen Industrial Holdings Ltd.	921,500	2,064,135

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Yuexiu Real Estate Investment Trust (a)	421,000	$52,029
		274,402,325
INDONESIA — 0.0% (f)
First Pacific Co. Ltd.	3,780,000	2,194,633
IRELAND — 0.3%
AerCap Holdings NV (a)	71,805	6,871,738
AIB Group PLC	1,357,385	7,491,700
Amarin Corp. PLC ADR (a) (b)	252,280	122,356
Bank of Ireland Group PLC	804,529	7,336,189
C&C Group PLC	459,566	840,318
Dalata Hotel Group PLC (a)	444,344	2,148,752
Glanbia PLC	110,107	1,519,831
Greencore Group PLC (b)	379,217	920,417
Kerry Group PLC Class A	135,328	13,067,323
Kingspan Group PLC	127,462	9,298,478
		49,617,102
ISRAEL — 0.9%
Airport City Ltd. (b)	54,367	873,626
Alony Hetz Properties & Investments Ltd.	122,091	1,018,640
Amot Investments Ltd.	156,634	887,277
Ashdod Refinery Ltd.	53,457	783,299
Bank Hapoalim BM	930,902	11,246,499
Bank Leumi Le-Israel BM	1,179,868	14,037,374
Bezeq The Israeli Telecommunication Corp. Ltd.	1,888,044	2,689,322
Camtek Ltd.	15,059	1,231,617
Check Point Software Technologies Ltd. (b)	112,222	20,951,847
Compugen Ltd. (a) (b)	108,800	166,464
Elbit Systems Ltd.	21,694	5,674,086
Electra Ltd.	1,462	822,795
Enlight Renewable Energy Ltd. (b)	69,552	1,203,535
First International Bank of Israel Ltd.	44,832	2,207,364
Gav-Yam Lands Corp. Ltd.	76,223	597,035
Global-e Online Ltd. (b)	47,415	2,585,540
Harel Insurance Investments & Financial Services Ltd.	98,402	1,360,854
ICL Group Ltd.	390,600	1,929,603
Innoviz Technologies Ltd. (a) (b)	517,551	869,486
Isracard Ltd.	45,936	204,110
Israel Discount Bank Ltd. Class A	1,007,228	6,888,730
Kornit Digital Ltd. (b)	160,973	4,982,114
Melisron Ltd.	17,607	1,565,646
Mivne Real Estate KD Ltd.	503,644	1,505,272
Mizrahi Tefahot Bank Ltd.	127,216	5,502,516
Nano Dimension Ltd. ADR (a) (b)	145,763	361,492
Nano-X Imaging Ltd. (a) (b)	46,840	337,248
Security Description	Shares	Value
Nice Ltd. (b)	56,332	$9,603,952
Nova Ltd. (b)	22,747	4,489,281
Oramed Pharmaceuticals, Inc. (a) (b)	48,400	117,128
Paz Retail & Energy Ltd.	7,708	954,073
Phoenix Financial Ltd.	123,447	1,801,740
Plus500 Ltd.	91,490	3,102,882
Radware Ltd. (b)	34,754	783,008
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,595	650,964
Reit 1 Ltd.	1,151,853	6,066,461
Sapiens International Corp. NV	22,662	613,562
Scinai Immunotherapeutics Ltd. ADR (b)	2	7
Shapir Engineering & Industry Ltd. (b)	120,894	906,460
Shikun & Binui Ltd. (b)	214,231	787,862
Shufersal Ltd.	1,215,835	12,663,384
Strauss Group Ltd.	314,206	5,946,687
Teva Pharmaceutical Industries Ltd. ADR (b)	954,626	21,039,957
Tower Semiconductor Ltd. (b)	92,533	4,797,245
Wix.com Ltd. (b)	43,512	9,335,500
ZIM Integrated Shipping Services Ltd.	134,807	2,894,306
		179,037,850
ITALY — 2.3%
A2A SpA	1,300,388	2,888,354
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	97	—
Amplifon SpA (a)	71,880	1,849,629
Anima Holding SpA (e)	241,897	1,660,711
Azimut Holding SpA	94,620	2,350,517
Banca Generali SpA	63,902	2,968,410
Banca IFIS SpA	170,773	3,745,375
Banca Mediolanum SpA	217,837	2,591,802
Banca Popolare di Sondrio SpA	641,799	5,409,705
Banco BPM SpA	892,688	7,221,245
BFF Bank SpA (e)	256,627	2,444,783
Biesse SpA	9,582	72,779
BPER Banca SpA	1,228,008	7,800,009
Brembo NV (a)	392,259	3,693,433
Brunello Cucinelli SpA	29,395	3,208,220
Buzzi SpA	100,109	3,688,325
Coca-Cola HBC AG	144,942	4,959,272
Davide Campari-Milano NV (a)	458,327	2,856,129
De' Longhi SpA	64,748	2,019,442
DiaSorin SpA	21,272	2,193,024
Enav SpA (e)	216,296	913,368
Enel SpA	6,538,223	46,620,494
Eni SpA	2,102,078	28,493,027
ERG SpA	46,777	951,799
Esprinet SpA (a) (b)	355,696	1,592,630

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ferrari NV	106,331	$45,407,614
FinecoBank Banca Fineco SpA	443,935	7,718,274
Generali	510,550	14,416,955
Hera SpA	641,769	2,280,742
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	467,360	1,209,878
Infrastrutture Wireless Italiane SpA (e)	203,883	2,072,151
Interpump Group SpA	174,816	7,722,397
Intesa Sanpaolo SpA	14,660,279	58,643,120
Iren SpA	2,645,144	5,256,231
Italgas SpA	286,662	1,605,896
Iveco Group NV	177,096	1,712,796
Leonardo SpA	417,173	11,201,310
Mediobanca Banca di Credito Finanziario SpA	371,455	5,413,832
MFE-MediaForEurope NV Class A	381,635	1,165,790
MFE-MediaForEurope NV Class B (a)	127,981	545,735
Moncler SpA	140,933	7,439,824
Nexi SpA (a) (b) (e)	214,047	1,188,021
Pirelli & C SpA (e)	346,879	1,966,224
PRADA SpA	374,600	2,900,661
Prysmian SpA	257,366	16,432,544
Recordati Industria Chimica e Farmaceutica SpA	139,065	7,286,492
Reply SpA	70,186	11,148,745
Ryanair Holdings PLC ADR (a)	274,021	11,944,575
Saipem SpA (b)	730,808	1,898,690
Salvatore Ferragamo SpA (a)	60,065	421,076
Snam SpA	1,916,716	8,488,816
Technogym SpA (e)	153,501	1,661,031
Telecom Italia SpA (a) (b) (d)	12,782,382	3,264,036
Telecom Italia SpA (b) (d)	3,454,850	1,035,685
Terna - Rete Elettrica Nazionale	1,252,638	9,883,953
UniCredit SpA	1,465,171	58,449,538
Unipol Gruppo SpA	321,557	4,005,657
Wizz Air Holdings PLC (a) (b) (e)	75,122	1,353,851
Zignago Vetro SpA (a)	348,658	3,393,733
		462,728,355
JAPAN — 23.1%
77 Bank Ltd.	81,400	2,355,089
ABC-Mart, Inc.	28,500	578,668
Acom Co. Ltd.	575,100	1,404,450
Activia Properties, Inc. REIT	169	353,248
ADEKA Corp.	22,400	403,716
Advance Residence Investment Corp. REIT	1,524	2,835,439
Advanced Media, Inc.	6,800	47,508
Advantest Corp.	742,700	43,467,515
Aeon Co. Ltd.	1,107,620	26,041,333
Security Description	Shares	Value
AEON Financial Service Co. Ltd.	147,000	$1,193,510
Aeon Mall Co. Ltd.	22,100	286,164
AEON REIT Investment Corp.	545	439,371
AGC, Inc. (a)	202,200	5,950,465
Aica Kogyo Co. Ltd.	13,300	279,439
Ain Holdings, Inc.	6,000	166,378
Air Water, Inc.	202,200	2,465,744
Aisin Corp.	656,700	7,427,362
Ajinomoto Co., Inc.	575,900	23,642,828
Akita Bank Ltd.	16,555	234,905
Alconix Corp.	7,800	75,886
Alfresa Holdings Corp.	204,000	2,808,959
Alps Alpine Co. Ltd.	203,000	2,082,830
Amada Co. Ltd.	373,900	3,656,683
Amano Corp.	23,000	627,246
ANA Holdings, Inc.	113,800	2,074,917
Anritsu Corp.	34,000	305,039
Aoyama Trading Co. Ltd.	2,100	30,199
Aozora Bank Ltd. (a)	131,700	2,081,591
Arcs Co. Ltd.	21,600	357,893
ARE Holdings, Inc.	33,200	361,237
As One Corp.	20,000	337,363
Asahi Group Holdings Ltd.	1,648,008	17,375,600
Asahi Intecc Co. Ltd.	170,500	2,794,655
Asahi Kasei Corp.	1,158,950	8,056,458
Asics Corp.	831,500	16,454,346
Astellas Pharma, Inc.	1,928,700	18,831,701
Atom Corp. (a) (b)	792,400	3,398,305
Awa Bank Ltd.	2,310	40,009
Azbil Corp.	387,100	3,023,449
Bandai Namco Holdings, Inc.	640,000	15,389,158
Bank of Iwate Ltd.	204,955	3,665,872
BASE, Inc. (b)	61,500	127,179
BayCurrent, Inc.	210,100	7,112,064
Bic Camera, Inc. (a)	170,500	1,857,317
BIPROGY, Inc.	82,700	2,507,416
Bridgestone Corp. (a)	519,965	17,667,429
Brother Industries Ltd.	203,200	3,487,732
Calbee, Inc. (a)	133,000	2,665,755
Can Do Co. Ltd. (a)	5,300	115,672
Canon Marketing Japan, Inc.	48,900	1,608,635
Canon, Inc. (a)	1,108,816	36,412,569
Capcom Co. Ltd.	347,600	7,683,650
Carenet, Inc.	136,000	481,140
Casio Computer Co. Ltd.	584,800	4,880,155
CellSource Co. Ltd. (a)	9,100	48,175
Central Japan Railway Co.	956,000	18,036,014
Change Holdings, Inc. (a)	51,600	392,680
Chiba Bank Ltd.	564,450	4,390,685
Chubu Electric Power Co., Inc.	578,665	6,095,571
Chugai Pharmaceutical Co. Ltd.	660,640	29,421,095
Chugin Financial Group, Inc.	202,200	2,108,716
Chugoku Electric Power Co., Inc. (a)	202,700	1,176,140

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Citizen Watch Co. Ltd.	205,100	$1,218,907
CKD Corp.	26,100	430,959
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	3,206,252
Colowide Co. Ltd. (a)	2,400	26,098
Comforia Residential REIT, Inc.	127	224,569
COMSYS Holdings Corp.	118,900	2,451,234
Concordia Financial Group Ltd.	1,159,100	6,424,612
Cosmo Energy Holdings Co. Ltd.	59,500	2,623,285
Cosmos Pharmaceutical Corp.	12,000	511,352
Credit Saison Co. Ltd.	578,700	13,616,904
Creek & River Co. Ltd.	9,600	97,368
Cyber Security Cloud, Inc. (a) (b)	31,300	390,354
CyberAgent, Inc.	181,100	1,262,952
Dai Nippon Printing Co. Ltd.	478,000	6,750,579
Daicel Corp.	206,100	1,844,487
Daido Steel Co. Ltd.	207,700	1,570,041
Daifuku Co. Ltd.	348,400	7,315,602
Dai-ichi Life Holdings, Inc.	1,006,000	27,108,743
Daiichi Sankyo Co. Ltd.	1,735,095	48,047,426
Daiichikosho Co. Ltd.	30,000	351,616
Daikin Industries Ltd.	247,210	29,351,862
Daio Paper Corp.	41,700	220,758
Daiseki Co. Ltd.	21,720	498,222
Daishi Hokuetsu Financial Group, Inc.	3,034	55,792
Daito Trust Construction Co. Ltd.	43,155	4,825,968
Daiwa House Industry Co. Ltd.	582,300	17,999,576
Daiwa House REIT Investment Corp.	1,910	2,817,116
Daiwa Office Investment Corp. REIT	184	332,619
Daiwa Securities Group, Inc.	2,290,350	15,272,886
Daiwa Securities Living Investments Corp. REIT	570	323,155
Daiwabo Holdings Co. Ltd.	40,000	785,696
DCM Holdings Co. Ltd.	49,200	448,297
DeNA Co. Ltd. (a)	202,800	4,045,419
Denka Co. Ltd.	7,000	99,392
Denso Corp.	1,942,340	27,368,999
Dentsu Group, Inc. (a)	166,400	4,036,121
Dexerials Corp.	161,700	2,542,896
DIC Corp. (a)	36,700	790,232
Digital Garage, Inc.	12,500	307,012
Dip Corp.	32,300	514,630
Disco Corp.	85,600	23,273,657
DMG Mori Co. Ltd.	143,600	2,323,586
Dowa Holdings Co. Ltd.	75,800	2,149,178
Duskin Co. Ltd.	18,300	432,232
East Japan Railway Co.	1,099,300	19,550,417
Ebara Corp. (a)	271,500	4,250,609
Eisai Co. Ltd.	258,751	7,127,342
Security Description	Shares	Value
Electric Power Development Co. Ltd.	196,200	$3,210,909
EM Systems Co. Ltd.	32,700	162,709
en Japan, Inc.	33,700	454,808
ENEOS Holdings, Inc.	2,831,000	14,884,546
eRex Co. Ltd. (b)	100,700	475,435
Eternal Hospitality Group Co. Ltd. (a)	34,800	624,434
euglena Co. Ltd. (a) (b)	514,400	1,358,335
EXEO Group, Inc.	255,000	2,810,257
Ezaki Glico Co. Ltd. (a)	48,500	1,448,581
FANUC Corp.	932,775	24,779,433
Fast Retailing Co. Ltd.	181,600	62,189,565
Feed One Co. Ltd.	789,880	4,015,743
Financial Partners Group Co. Ltd.	207,200	3,816,773
FINDEX, Inc. (a)	188,900	1,028,878
Fixstars Corp. (a)	33,900	459,880
Focus Systems Corp.	13,300	94,190
Food & Life Cos. Ltd.	153,200	3,259,740
Foster Electric Co. Ltd.	370,800	3,690,069
FP Corp.	11,600	206,226
Freee KK (a) (b)	19,200	370,781
Fronteo, Inc. (b)	12,000	49,096
Frontier Real Estate Investment Corp. REIT	885	437,545
Fuji Corp.	29,600	454,189
Fuji Electric Co. Ltd.	131,500	7,160,709
Fuji Kyuko Co. Ltd.	11,500	163,690
Fuji Oil Holdings, Inc.	20,000	451,769
Fuji Seal International, Inc.	17,500	283,055
Fuji Soft, Inc. (a)	21,600	1,359,964
FUJIFILM Holdings Corp.	1,334,230	28,092,180
Fujikura Ltd.	269,800	11,241,094
Fujitec Co. Ltd.	30,500	1,192,364
Fujitsu General Ltd.	23,800	352,396
Fujitsu Ltd.	1,501,510	26,746,483
Fukuoka Financial Group, Inc.	143,234	3,595,432
Fukuyama Transporting Co. Ltd.	9,000	211,886
Funai Soken Holdings, Inc. (a)	41,400	629,588
Furukawa Electric Co. Ltd.	205,455	8,739,289
Fuyo General Lease Co. Ltd.	10,000	744,464
GA Technologies Co. Ltd. (b)	15,300	151,189
Gakujo Co. Ltd. (a)	17,400	243,795
giftee, Inc. (a)	33,500	276,254
Glory Ltd.	15,000	247,678
GLP J-Reit	3,736	2,933,459
GMO internet group, Inc.	26,400	450,191
GMO Payment Gateway, Inc.	31,600	1,602,721
GNI Group Ltd. (a) (b)	55,800	1,208,953
Godo Steel Ltd.	52,000	1,313,566
Goldwin, Inc.	31,600	1,778,455
GS Yuasa Corp.	74,100	1,249,931
GungHo Online Entertainment, Inc.	8,100	171,834
Gunma Bank Ltd.	377,700	2,561,900

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
H.U. Group Holdings, Inc.	20,000	$325,655
Hachijuni Bank Ltd.	573,200	3,692,829
Hakuhodo DY Holdings, Inc.	206,600	1,575,529
Hamamatsu Photonics KK	417,100	4,685,607
Hankyu Hanshin Holdings, Inc.	207,700	5,440,958
Hankyu Hanshin REIT, Inc.	3,748	2,909,494
Hanwa Co. Ltd.	18,700	592,555
Harmonic Drive Systems, Inc.	10,200	217,097
Haseko Corp.	207,000	2,677,723
Hazama Ando Corp.	162,500	1,230,434
Heiwa Real Estate REIT, Inc.	772	590,445
Hikari Tsushin, Inc.	17,600	3,861,339
Hino Motors Ltd. (b)	203,700	733,610
Hirogin Holdings, Inc.	197,000	1,458,447
Hirose Electric Co. Ltd.	22,240	2,651,932
HIS Co. Ltd. (b)	46,700	429,084
Hisamitsu Pharmaceutical Co., Inc.	23,800	618,624
Hitachi Construction Machinery Co. Ltd.	77,600	1,736,569
Hitachi Ltd.	4,135,275	103,592,375
Hokkaido Electric Power Co., Inc.	258,900	1,373,903
Hokkoku Financial Holdings, Inc.	16,555	565,668
Hokuhoku Financial Group, Inc.	28,600	349,493
Hokuriku Electric Power Co.	204,600	1,119,728
Honda Motor Co. Ltd.	4,581,625	44,749,264
Horiba Ltd.	47,800	2,783,568
Hoshino Resorts REIT, Inc.	196	278,610
Hoshizaki Corp.	86,100	3,431,728
House Foods Group, Inc.	12,000	221,125
Hoya Corp.	374,506	47,218,353
Hulic Co. Ltd. (a)	524,700	4,573,931
Hulic Reit, Inc.	1,701	1,486,048
Hyakugo Bank Ltd.	202,550	814,530
Ibiden Co. Ltd.	140,500	4,268,818
Ichigo Office REIT Investment Corp.	11,611	5,903,022
Idemitsu Kosan Co. Ltd.	1,021,470	6,730,289
IHI Corp.	139,900	8,288,425
Iida Group Holdings Co. Ltd.	188,600	2,856,721
Iino Kaiun Kaisha Ltd.	158,000	1,180,275
Inaba Denki Sangyo Co. Ltd.	23,600	588,198
Industrial & Infrastructure Fund Investment Corp. REIT	3,543	2,590,295
Infomart Corp. (a)	1,154,600	2,262,769
INFRONEER Holdings, Inc.	135,812	1,055,144
Inpex Corp. (a)	792,500	9,936,506
Intage Holdings, Inc. (a)	324,600	3,298,461
Internet Initiative Japan, Inc.	170,200	3,233,215
Invincible Investment Corp. REIT	5,580	2,350,445
Iriso Electronics Co. Ltd.	4,400	75,592
Isetan Mitsukoshi Holdings Ltd. (a)	375,200	6,571,252
Security Description	Shares	Value
Istyle, Inc. (a) (b)	807,500	$2,276,168
Isuzu Motors Ltd.	768,300	10,552,148
ITmedia, Inc.	9,100	91,428
Ito En Ltd.	8,200	184,651
ITOCHU Corp. (a)	1,298,850	64,727,623
Itoham Yonekyu Holdings, Inc.	29,100	733,240
Iwatani Corp.	210,400	2,408,435
Iyogin Holdings, Inc.	207,900	2,030,583
Izumi Co. Ltd.	6,100	125,020
J Front Retailing Co. Ltd. (a)	202,600	2,742,629
Jade Group, Inc. (b)	26,200	254,398
JAFCO Group Co. Ltd.	41,100	565,661
Jamco Corp. (a) (b)	89,400	878,300
Japan Airlines Co. Ltd.	144,100	2,285,373
Japan Airport Terminal Co. Ltd.	63,900	2,032,960
Japan Elevator Service Holdings Co. Ltd.	51,200	949,982
Japan Excellent, Inc. REIT (a)	2,028	1,499,450
Japan Exchange Group, Inc.	1,160,200	13,066,645
Japan Hotel REIT Investment Corp.	3,737	1,678,749
Japan Logistics Fund, Inc. REIT	37	61,965
Japan Metropolitan Fund Invest REIT	6,035	3,463,712
Japan Petroleum Exploration Co. Ltd.	505,600	3,651,413
Japan Post Bank Co. Ltd.	1,270,500	12,081,715
Japan Post Holdings Co. Ltd.	1,800,400	17,074,931
Japan Post Insurance Co. Ltd.	137,100	2,535,949
Japan Prime Realty Investment Corp. REIT (a)	1,144	2,296,589
Japan Real Estate Investment Corp. REIT	6,600	4,531,306
Japan Steel Works Ltd.	31,100	1,143,394
Japan Tobacco, Inc. (a)	1,007,300	26,150,318
JCR Pharmaceuticals Co. Ltd.	24,400	94,240
Jeol Ltd.	15,300	548,682
JFE Holdings, Inc.	580,810	6,576,428
JGC Holdings Corp.	203,900	1,706,735
JMDC, Inc.	24,400	609,534
JTEKT Corp.	204,900	1,537,793
Justsystems Corp.	13,100	292,991
Kadokawa Corp.	46,800	936,238
Kagome Co. Ltd. (a)	11,700	221,404
Kajima Corp.	437,037	8,011,603
Kakaku.com, Inc.	206,300	3,176,673
Kaken Pharmaceutical Co. Ltd.	36,900	1,059,619
Kamigumi Co. Ltd.	18,400	400,876
Kanadevia Corp.	134,100	840,472
Kaneka Corp.	7,600	181,537
Kansai Electric Power Co., Inc.	781,300	8,717,292
Kansai Paint Co. Ltd.	206,300	2,970,583
Kao Corp. (a)	548,200	22,282,398
Katitas Co. Ltd.	20,300	293,598

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kawasaki Heavy Industries Ltd.	155,800	$7,217,002
Kawasaki Kisen Kaisha Ltd. (a)	597,500	8,571,289
KDDI Corp.	1,560,300	50,057,474
KDX Realty Investment Corp. REIT	4,580	4,356,770
Keihan Holdings Co. Ltd.	119,300	2,512,618
Keikyu Corp.	208,000	1,725,834
Keio Corp.	83,800	2,047,544
Keisei Electric Railway Co. Ltd.	499,200	4,505,696
Kewpie Corp.	135,000	2,881,077
Key Coffee, Inc.	16,100	209,292
Keyence Corp.	174,200	71,637,478
Kikkoman Corp.	780,000	8,747,455
Kinden Corp.	160,800	3,106,317
Kintetsu Group Holdings Co. Ltd.	119,410	2,514,934
Kirin Holdings Co. Ltd. (a)	783,500	10,215,013
Kiyo Bank Ltd.	584,100	8,228,540
KNT-CT Holdings Co. Ltd. (a) (b)	71,300	542,599
Kobayashi Pharmaceutical Co. Ltd. (a)	14,300	566,868
Kobe Bussan Co. Ltd.	127,000	2,779,842
Kobe Steel Ltd.	373,899	3,756,595
Koei Tecmo Holdings Co. Ltd.	42,120	497,555
Koito Manufacturing Co. Ltd.	176,500	2,255,103
Kokusai Electric Corp. (a)	87,300	1,191,515
Kokuyo Co. Ltd. (a)	171,300	3,048,652
Komatsu Ltd.	1,007,220	27,878,640
Konami Group Corp.	87,100	8,202,342
Konica Minolta, Inc.	959,575	4,045,040
Kosaido Holdings Co. Ltd. (a)	452,500	1,454,012
Kose Corp. (a)	10,300	470,500
Kotobuki Spirits Co. Ltd. (a)	48,000	665,513
K's Holdings Corp.	202,600	1,815,098
Kubota Corp. (a)	1,176,450	13,766,172
Kuraray Co. Ltd. (a)	373,500	5,419,743
Kureha Corp.	24,000	439,043
Kurita Water Industries Ltd.	174,310	6,148,986
Kusuri No. Aoki Holdings Co. Ltd.	21,000	435,073
Kyocera Corp.	1,267,400	12,705,451
Kyoritsu Maintenance Co. Ltd. (a)	2,400	44,721
Kyoto Financial Group, Inc.	255,600	3,773,174
Kyowa Kirin Co. Ltd.	204,100	3,085,006
Kyudenko Corp.	70,100	2,307,823
Kyushu Electric Power Co., Inc.	376,000	3,380,555
Kyushu Financial Group, Inc.	203,900	942,953
Kyushu Railway Co.	107,900	2,629,530
LaSalle Logiport REIT	298	269,444
Lasertec Corp. (a)	72,300	6,985,718
Lifenet Insurance Co. (a) (b)	135,000	1,565,093
Security Description	Shares	Value
LIKE, Inc. (a)	6,200	$56,098
Lion Corp. (a)	202,400	2,269,852
Lixil Corp.	204,200	2,241,964
LY Corp.	3,929,700	10,486,868
M3, Inc.	515,300	4,580,517
Mabuchi Motor Co. Ltd. (a)	85,800	1,226,455
Macnica Holdings, Inc.	156,900	1,842,447
Makita Corp.	205,400	6,329,551
Mani, Inc.	21,000	241,588
Marubeni Corp.	1,867,650	28,431,870
Maruha Nichiro Corp.	10,200	197,107
Marui Group Co. Ltd.	204,500	3,271,922
Maruichi Steel Tube Ltd.	65,500	1,457,454
Maruwa Co. Ltd.	11,200	3,445,660
MatsukiyoCocokara & Co.	363,680	5,333,942
Matsuya Co. Ltd.	578,700	3,800,066
Mazda Motor Corp.	581,300	4,007,626
McDonald's Holdings Co. Japan Ltd. (a)	61,600	2,426,215
Mebuki Financial Group, Inc.	782,500	3,198,013
Medipal Holdings Corp.	583,099	8,832,191
Medley, Inc. (a) (b)	28,100	685,693
MEIJI Holdings Co. Ltd.	191,400	3,898,393
Meiko Network Japan Co. Ltd. (a)	578,600	2,669,159
MEITEC Group Holdings, Inc.	31,500	594,283
Menicon Co. Ltd.	20,200	179,944
Mercari, Inc. (b)	74,200	846,530
Micronics Japan Co. Ltd. (a)	66,600	1,599,739
Milbon Co. Ltd.	22,600	504,028
Minebea Mitsumi, Inc.	375,200	6,134,362
Mirait One Corp.	39,700	581,505
MISUMI Group, Inc.	233,100	3,641,261
Mitsubishi Chemical Group Corp.	1,365,700	6,949,289
Mitsubishi Corp.	3,924,314	65,022,357
Mitsubishi Electric Corp.	2,165,050	37,016,349
Mitsubishi Estate Co. Ltd.	1,162,425	16,275,873
Mitsubishi Estate Logistics REIT Investment Corp.	139	306,462
Mitsubishi Gas Chemical Co., Inc.	204,100	3,674,605
Mitsubishi HC Capital, Inc.	994,700	6,595,046
Mitsubishi Heavy Industries Ltd.	3,051,100	43,157,262
Mitsubishi Logistics Corp.	327,500	2,413,114
Mitsubishi Materials Corp.	154,200	2,360,194
Mitsubishi Motors Corp. (a)	789,200	2,674,522
Mitsubishi UFJ Financial Group, Inc.	10,955,224	128,679,966
Mitsui & Co. Ltd.	2,687,552	56,620,544
Mitsui Chemicals, Inc.	167,210	3,691,898
Mitsui Fudosan Co. Ltd.	2,408,600	19,463,744
Mitsui Fudosan Logistics Park, Inc. REIT	544	351,336
Mitsui High-Tec, Inc. (a)	127,500	670,925

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mitsui Mining & Smelting Co. Ltd.	25,400	$754,275
Mitsui OSK Lines Ltd. (a)	306,365	10,737,200
Miura Co. Ltd.	141,100	3,573,288
MIXI, Inc.	2,100	40,755
Mizuho Financial Group, Inc.	2,186,470	53,882,657
Mochida Pharmaceutical Co. Ltd.	12,000	268,771
Monex Group, Inc.	72,300	443,019
Money Forward, Inc. (b)	31,200	959,068
MonotaRO Co. Ltd.	176,000	2,992,314
Mori Hills REIT Investment Corp.	482	379,994
Mori Trust Reit, Inc.	474	185,788
Morinaga & Co. Ltd.	41,800	722,510
Morinaga Milk Industry Co. Ltd.	24,000	447,060
MS&AD Insurance Group Holdings, Inc.	1,363,597	29,925,210
m-up Holdings, Inc.	11,400	119,107
Murata Manufacturing Co. Ltd.	1,827,300	29,759,318
Musashino Bank Ltd.	208,555	3,981,070
Nabtesco Corp. (a)	140,900	2,517,480
Nachi-Fujikoshi Corp.	1,500	30,208
Nagase & Co. Ltd.	175,600	3,603,398
Nagawa Co. Ltd. (a)	10,700	505,179
Nagoya Railroad Co. Ltd.	190,400	2,123,161
Nakanishi, Inc.	32,700	498,115
Nankai Electric Railway Co. Ltd.	29,100	459,664
NANO MRNA Co. Ltd. (a) (b)	582,300	544,656
Nanto Bank Ltd.	208,355	4,275,546
NEC Corp.	233,400	20,375,719
NEC Networks & System Integration Corp. (a)	32,100	673,005
Nexon Co. Ltd. (a)	497,700	7,525,987
NexTone, Inc. (b)	18,000	148,206
NGK Insulators Ltd.	207,900	2,662,909
NH Foods Ltd.	106,000	3,435,760
NHK Spring Co. Ltd.	204,700	2,604,989
Nichias Corp.	24,600	876,246
Nichirei Corp.	201,600	5,344,016
NIDEC Corp.	1,126,400	20,462,408
Nifco, Inc.	100,100	2,438,807
Nihon Kohden Corp.	182,400	2,502,255
Nihon M&A Center Holdings, Inc.	125,300	527,159
Nihon Parkerizing Co. Ltd.	40,600	336,869
Nikkon Holdings Co. Ltd.	29,400	381,437
Nikon Corp. (a)	580,500	6,055,801
Nintendo Co. Ltd.	1,056,700	62,288,552
Nippon Accommodations Fund, Inc. REIT	119	444,471
Nippon Building Fund, Inc. REIT (a)	7,791	6,067,819
Nippon Electric Glass Co. Ltd. (a)	33,700	722,847
Security Description	Shares	Value
Nippon Express Holdings, Inc. (a)	182,100	$2,772,749
Nippon Gas Co. Ltd.	43,500	600,353
Nippon Kayaku Co. Ltd.	151,400	1,236,941
Nippon Paint Holdings Co. Ltd.	1,207,700	7,865,112
Nippon Parking Development Co. Ltd.	1,371,700	1,867,802
Nippon Prologis REIT, Inc.	2,020	2,864,966
NIPPON REIT Investment Corp.	388	187,877
Nippon Sanso Holdings Corp.	202,900	5,711,565
Nippon Shinyaku Co. Ltd.	18,500	469,563
Nippon Shokubai Co. Ltd.	48,800	594,630
Nippon Steel Corp. (a)	916,500	18,556,268
Nippon Telegraph & Telephone Corp.	26,615,100	26,757,354
Nippon Television Holdings, Inc.	2,000	34,964
Nippon Yusen KK (a)	481,865	16,167,435
Nipro Corp.	181,300	1,726,941
Nishimatsu Construction Co. Ltd.	24,600	820,209
Nishi-Nippon Financial Holdings, Inc.	153,800	1,983,664
Nishi-Nippon Railroad Co. Ltd. (a)	16,000	230,898
Nissan Chemical Corp.	95,900	3,019,910
Nissan Motor Co. Ltd. (a)	2,313,341	7,065,434
Nissei ASB Machine Co. Ltd.	4,300	138,992
Nisshin Seifun Group, Inc.	205,600	2,409,743
Nisshinbo Holdings, Inc. (a)	190,100	1,089,845
Nissin Foods Holdings Co. Ltd.	167,700	4,079,391
Nissui Corp.	1,747,200	9,998,929
Niterra Co. Ltd.	189,500	6,125,350
Nitori Holdings Co. Ltd.	74,200	8,798,148
Nitto Boseki Co. Ltd.	25,100	1,025,337
Nitto Denko Corp.	811,600	13,839,959
NOF Corp.	170,400	2,391,845
NOK Corp.	53,700	846,024
Nomura Holdings, Inc.	2,781,085	16,480,176
Nomura Real Estate Holdings, Inc.	112,500	2,795,320
Nomura Real Estate Master Fund, Inc. REIT	3,756	3,290,921
Nomura Research Institute Ltd.	418,600	12,409,375
NSD Co. Ltd.	29,700	638,561
NSK Ltd.	375,900	1,642,948
NTN Corp.	562,600	911,773
NTT Data Group Corp.	1,004,800	19,372,258
NTT UD REIT Investment Corp.	285	216,887
Nxera Pharma Co. Ltd. (b)	68,700	458,117
Obayashi Corp.	582,650	7,759,522
Obic Co. Ltd.	264,000	7,883,380
Odakyu Electric Railway Co. Ltd. (a)	374,299	3,458,146

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ogaki Kyoritsu Bank Ltd.	16,555	$203,935
Oisix ra daichi, Inc. (a) (b)	4,200	33,673
Oji Holdings Corp.	597,300	2,295,934
Okinawa Financial Group, Inc.	205,000	3,395,361
OKUMA Corp.	23,600	512,064
Olympus Corp.	1,165,000	17,572,108
Omron Corp.	203,700	6,938,191
Ono Pharmaceutical Co. Ltd. (a)	575,800	5,988,452
Open House Group Co. Ltd.	21,200	718,852
Oracle Corp. Japan	34,200	3,297,919
Oriental Land Co. Ltd.	1,027,500	22,372,773
ORIX Corp.	1,161,500	25,187,020
Orix JREIT, Inc.	2,005	2,093,538
Osaka Gas Co. Ltd.	383,400	8,440,850
Osaka Soda Co. Ltd. (a)	100,000	1,270,043
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	1,343,935
OSG Corp.	39,500	466,103
Otsuka Corp.	208,600	4,790,261
Otsuka Holdings Co. Ltd.	576,600	31,552,303
PALTAC Corp.	12,000	333,062
Pan Pacific International Holdings Corp.	512,000	14,060,779
Panasonic Holdings Corp.	2,131,250	22,280,757
Park24 Co. Ltd.	50,100	705,627
Penta-Ocean Construction Co. Ltd.	197,700	823,331
PeptiDream, Inc. (a) (b)	25,100	422,353
Persol Holdings Co. Ltd.	2,246,000	3,379,861
Pharma Foods International Co. Ltd.	155,500	988,448
Pigeon Corp. (a)	188,300	1,744,495
Pilot Corp. (a)	15,200	470,237
Pola Orbis Holdings, Inc. (a)	30,800	280,053
Rakus Co. Ltd.	31,300	370,039
Rakuten Bank Ltd. (b)	122,300	3,439,590
Rakuten Group, Inc. (b)	1,535,000	8,388,976
Recruit Holdings Co. Ltd.	1,498,700	106,280,297
Relo Group, Inc.	128,200	1,573,134
Remixpoint, Inc. (a) (b)	124,300	253,883
Renesas Electronics Corp. (b)	1,358,900	17,695,271
Rengo Co. Ltd.	380,800	2,122,555
RENOVA, Inc. (a) (b)	15,500	76,238
ReproCELL, Inc. (b)	582,100	385,202
Resona Holdings, Inc. (a)	1,947,500	14,182,449
Resonac Holdings Corp. (a)	179,100	4,575,506
Resorttrust, Inc.	37,100	741,717
Ricoh Co. Ltd.	579,100	6,674,979
Rinnai Corp.	132,400	2,745,556
Riso Kyoiku Co. Ltd.	969,718	1,869,589
Rock Field Co. Ltd. (a)	577,900	5,633,385
Rohm Co. Ltd.	219,200	2,071,911
Rohto Pharmaceutical Co. Ltd.	190,502	3,487,971
Rorze Corp.	115,000	1,119,560
Ryohin Keikaku Co. Ltd.	172,100	3,940,034
Security Description	Shares	Value
Sakata Seed Corp.	12,700	$280,004
SanBio Co. Ltd. (a) (b)	187,500	895,982
San-In Godo Bank Ltd.	202,650	1,631,155
Sanken Electric Co. Ltd. (a) (b)	11,100	409,858
Sankyo Co. Ltd.	246,300	3,334,986
Sankyu, Inc.	7,300	254,172
Sanrio Co. Ltd.	194,100	6,842,161
Sansan, Inc. (b)	32,400	473,136
Santen Pharmaceutical Co. Ltd.	376,000	3,872,207
Sanwa Holdings Corp.	202,900	5,683,162
Sapporo Holdings Ltd.	81,900	4,334,718
Sawai Group Holdings Co. Ltd. (a)	36,900	505,039
SBI Holdings, Inc.	203,500	5,156,128
SCREEN Holdings Co. Ltd.	68,800	4,154,441
SCSK Corp.	165,300	3,503,527
Secom Co. Ltd.	428,596	14,641,969
Sega Sammy Holdings, Inc.	190,800	3,734,416
Seibu Holdings, Inc.	204,400	4,172,278
Seiko Epson Corp.	376,300	6,885,026
Seino Holdings Co. Ltd. (a)	203,600	3,074,857
Sekisui Chemical Co. Ltd.	375,100	6,479,998
Sekisui House Ltd.	580,500	13,969,528
Sekisui House Reit, Inc.	5,665	2,786,361
Senko Group Holdings Co. Ltd.	56,600	536,612
Seria Co. Ltd.	20,100	360,281
Seven & i Holdings Co. Ltd.	2,146,384	33,965,748
Seven Bank Ltd.	584,000	1,158,264
SG Holdings Co. Ltd.	549,500	5,265,634
Sharp Corp. (b)	173,700	1,088,554
SHIFT, Inc. (a) (b)	6,800	788,127
Shiga Bank Ltd.	2,310	57,765
Shikoku Electric Power Co., Inc.	203,700	1,600,074
Shimadzu Corp.	209,400	5,943,837
Shimamura Co. Ltd.	18,000	1,009,494
Shimano, Inc.	70,500	9,595,285
Shimizu Corp.	579,213	4,616,087
Shin-Etsu Chemical Co. Ltd.	1,861,085	62,715,107
Shinko Electric Industries Co. Ltd. (b)	28,200	1,023,677
Shionogi & Co. Ltd.	636,000	8,979,919
Ship Healthcare Holdings, Inc.	19,200	269,382
Shiseido Co. Ltd. (a)	380,800	6,751,713
Shizuoka Financial Group, Inc.	568,900	4,649,733
SHO-BOND Holdings Co. Ltd.	17,600	584,688
Shochiku Co. Ltd. (a)	3,400	237,541
Skylark Holdings Co. Ltd. (a)	197,400	3,077,310
SMC Corp.	52,700	20,850,636
SMS Co. Ltd.	185,200	1,853,650
Socionext, Inc. (a)	199,000	3,204,184
SoftBank Corp.	25,121,300	31,793,246
SoftBank Group Corp.	949,472	55,490,585

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sohgo Security Services Co. Ltd.	131,000	$901,479
Sojitz Corp.	176,200	3,634,770
Sompo Holdings, Inc.	918,200	24,065,066
Sony Group Corp.	5,665,100	121,441,346
Sotetsu Holdings, Inc.	83,200	1,320,580
Sourcenext Corp. (a) (b)	1,205,600	1,342,454
Square Enix Holdings Co. Ltd.	63,700	2,491,498
Stanley Electric Co. Ltd.	195,773	3,243,783
Starts Proceed Investment Corp. REIT	51	56,400
Subaru Corp.	581,000	10,428,869
Sugi Holdings Co. Ltd.	24,300	381,524
SUMCO Corp. (a)	352,000	2,649,631
Sumitomo Bakelite Co. Ltd.	30,600	754,291
Sumitomo Chemical Co. Ltd.	2,279,050	5,061,011
Sumitomo Corp.	1,200,175	26,178,416
Sumitomo Electric Industries Ltd.	957,120	17,378,098
Sumitomo Forestry Co. Ltd. (a)	200,600	6,757,294
Sumitomo Heavy Industries Ltd. (a)	92,400	1,907,852
Sumitomo Metal Mining Co. Ltd.	196,800	4,524,296
Sumitomo Mitsui Financial Group, Inc.	3,493,500	83,669,725
Sumitomo Mitsui Trust Group, Inc.	659,210	15,486,150
Sumitomo Osaka Cement Co. Ltd.	8,800	185,732
Sumitomo Pharma Co. Ltd. (a) (b)	189,900	680,286
Sumitomo Realty & Development Co. Ltd.	390,500	12,274,561
Sumitomo Rubber Industries Ltd. (a)	204,200	2,317,324
Sumitomo Warehouse Co. Ltd.	68,000	1,215,398
Sun Corp.	1,800	112,586
Sun Frontier Fudousan Co. Ltd.	3,100	38,385
Sundrug Co. Ltd.	58,600	1,500,423
Suntory Beverage & Food Ltd. (a)	86,900	2,771,887
SUNWELS Co. Ltd.	129,900	586,848
Suruga Bank Ltd.	203,300	1,459,165
Suzuken Co. Ltd.	90,900	2,739,840
Suzuki Motor Corp.	1,758,000	20,023,034
SymBio Pharmaceuticals Ltd. (a) (b)	36,600	46,344
Sysmex Corp. (a)	459,200	8,521,614
Systena Corp.	162,400	375,103
T&D Holdings, Inc.	663,300	12,262,778
Tadano Ltd.	5,200	38,001
Taiheiyo Cement Corp.	138,800	3,167,954
Taisei Corp.	194,487	8,215,826
Taiyo Yuden Co. Ltd. (a)	377,500	5,450,162
Takara Bio, Inc.	19,600	130,949
Security Description	Shares	Value
Takara Holdings, Inc.	186,000	$1,603,652
Takasago Thermal Engineering Co. Ltd.	61,400	2,482,410
Takashimaya Co. Ltd.	317,500	2,553,576
Takeda Pharmaceutical Co. Ltd.	1,389,015	36,952,607
Takeuchi Manufacturing Co. Ltd. (a)	31,700	1,004,492
Takuma Co. Ltd.	33,400	352,574
TDK Corp.	1,966,625	25,934,273
TechnoPro Holdings, Inc.	29,400	554,290
Teijin Ltd.	581,610	4,951,605
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd. (b)	24,200	354,777
Terumo Corp.	1,337,400	26,057,004
THK Co. Ltd.	121,800	2,852,023
TIS, Inc.	166,000	3,947,200
Toagosei Co. Ltd. (a)	55,100	531,507
Tobu Railway Co. Ltd.	195,300	3,186,860
Toda Corp.	191,000	1,169,747
Toei Animation Co. Ltd.	38,500	865,981
Toei Co. Ltd. (a)	17,000	633,876
Toho Co. Ltd.	202,800	7,941,150
Toho Gas Co. Ltd.	29,600	800,646
Toho Holdings Co. Ltd.	13,500	366,792
Tohoku Electric Power Co., Inc.	578,500	4,365,621
Tokai Carbon Co. Ltd. (a)	203,500	1,187,127
Tokio Marine Holdings, Inc.	1,815,795	66,180,159
Tokuyama Corp.	9,100	152,719
Tokyo Century Corp.	162,800	1,660,527
Tokyo Electric Power Co. Holdings, Inc. (b)	1,161,975	3,511,950
Tokyo Electron Ltd.	439,765	67,674,450
Tokyo Gas Co. Ltd.	386,195	10,738,560
Tokyo Ohka Kogyo Co. Ltd.	131,600	2,958,404
Tokyo Seimitsu Co. Ltd.	20,800	973,693
Tokyo Tatemono Co. Ltd. (a)	202,700	3,362,426
Tokyu Corp.	597,675	6,419,416
Tokyu Fudosan Holdings Corp.	376,600	2,318,644
Tokyu REIT, Inc.	379	378,132
Tomy Co. Ltd.	109,400	3,160,321
Topcon Corp.	45,200	816,367
TOPPAN Holdings, Inc.	345,300	9,247,695
Toray Industries, Inc.	2,137,150	13,618,960
Tosoh Corp.	304,900	4,108,079
TOTO Ltd.	187,800	4,546,825
Towa Corp. (a)	91,500	900,095
Toyo Seikan Group Holdings Ltd.	201,600	3,086,984
Toyo Suisan Kaisha Ltd.	72,700	4,977,424
Toyo Tire Corp. (a)	202,600	3,152,573
Toyoda Gosei Co. Ltd.	16,000	283,176
Toyota Boshoku Corp.	36,100	471,579
Toyota Industries Corp.	203,400	16,650,172
Toyota Motor Corp.	10,891,500	218,024,046
Toyota Tsusho Corp.	626,300	11,269,893

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Trend Micro, Inc. (a)	128,800	$7,021,059
Trusco Nakayama Corp.	43,300	646,635
TS Tech Co. Ltd.	36,400	416,205
Tsuburaya Fields Holdings, Inc. (a)	68,200	795,435
Tsumura & Co.	48,500	1,452,902
Tsuruha Holdings, Inc.	39,800	2,209,564
UBE Corp.	35,100	538,359
Ulvac, Inc.	24,700	969,077
Unicharm Corp.	1,124,700	9,321,212
United Urban Investment Corp. REIT	2,070	1,854,518
Ushio, Inc.	30,600	414,724
USS Co. Ltd.	440,420	3,858,859
Valor Holdings Co. Ltd.	18,900	263,609
Wacoal Holdings Corp.	25,300	870,110
Wacom Co. Ltd.	62,600	288,782
Warabeya Nichiyo Holdings Co. Ltd. (a)	208,800	2,698,351
Welcia Holdings Co. Ltd.	13,000	169,862
West Japan Railway Co.	380,800	6,777,155
Workman Co. Ltd.	5,600	158,743
Yakult Honsha Co. Ltd.	474,700	9,022,200
Yamada Holdings Co. Ltd.	1,374,480	3,962,693
Yamaguchi Financial Group, Inc.	175,800	1,835,072
Yamaha Corp.	624,300	4,486,809
Yamaha Motor Co. Ltd. (a)	1,038,100	9,277,243
Yamato Holdings Co. Ltd.	209,400	2,362,345
Yamato Kogyo Co. Ltd.	21,300	1,006,180
Yamazaki Baking Co. Ltd. (a)	203,600	3,813,290
Yaoko Co. Ltd.	27,100	1,630,725
Yaskawa Electric Corp.	223,800	5,791,516
Yokogawa Electric Corp.	204,000	4,410,741
Yokohama Rubber Co. Ltd. (a)	129,900	2,810,257
Yoshinoya Holdings Co. Ltd.	22,600	447,082
Zenkoku Hosho Co. Ltd.	15,800	557,363
Zensho Holdings Co. Ltd.	67,900	3,872,840
Zeon Corp.	191,400	1,825,583
ZOZO, Inc.	119,500	3,723,540
		4,653,553,820
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	123,782	3,089,640
LUXEMBOURG — 0.1%
Aperam SA	41,319	1,079,058
ArcelorMittal SA	468,710	10,886,383
Eurofins Scientific SE	86,842	4,434,197
SES SA (a)	299,022	946,871
SUSE SA (b)	46	610
		17,347,119
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	6,703,699
MGM China Holdings Ltd. (a)	639,200	817,931
Sands China Ltd. (a) (b)	2,309,600	6,214,077
Security Description	Shares	Value
SJM Holdings Ltd. (b)	71,250	$24,674
Wynn Macau Ltd. (a)	817,200	567,036
		14,327,417
MEXICO — 0.0% (f)
Fresnillo PLC	176,582	1,374,455
NETHERLANDS — 3.1%
Aalberts NV	86,878	3,089,301
ABN AMRO Bank NV (e)	387,412	5,973,349
Adyen NV (b) (e)	25,398	37,792,569
Aegon Ltd.	1,369,034	8,108,871
Akzo Nobel NV	146,002	8,762,687
Argenx SE (b)	50,739	31,524,142
ASM International NV	41,532	24,031,970
ASML Holding NV	347,684	244,350,188
ASR Nederland NV	129,661	6,146,605
BE Semiconductor Industries NV	71,198	9,753,888
Euronext NV (e)	84,413	9,466,467
EXOR NV	80,682	7,398,017
Fugro NV	109,707	1,899,419
Heineken Holding NV	83,393	4,995,547
Heineken NV	193,959	13,798,021
IMCD NV	46,263	6,874,416
ING Groep NV	3,488,456	54,654,044
Koninklijke Ahold Delhaize NV	796,629	25,976,396
Koninklijke KPN NV	4,078,376	14,844,402
Koninklijke Philips NV (b)	947,082	23,929,164
Merus NV (b)	98,626	4,147,223
NN Group NV	212,232	9,245,566
OCI NV (a)	34,869	390,496
Pharming Group NV (a) (b)	393,928	377,319
PostNL NV (a)	1,239,753	1,337,682
Randstad NV	57,988	2,444,496
Redcare Pharmacy NV (b) (e)	19,322	2,635,045
SBM Offshore NV	386,535	6,788,359
Universal Music Group NV	748,034	19,147,846
Wolters Kluwer NV	241,388	40,093,149
		629,976,644
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (a) (b)	1,451,324	5,122,558
Air New Zealand Ltd. (a)	1,112,733	374,045
Auckland International Airport Ltd.	527,669	2,571,952
Contact Energy Ltd.	641,182	3,412,612
Fisher & Paykel Healthcare Corp. Ltd.	631,175	13,578,850
Fletcher Building Ltd. (a) (b)	379,794	606,422
Goodman Property Trust REIT	2,066,377	2,326,953
Infratil Ltd.	1,021,659	7,212,046
Meridian Energy Ltd.	1,149,010	3,804,462
Ryman Healthcare Ltd. (a) (b)	492,038	1,298,379
Spark New Zealand Ltd.	1,784,177	2,948,777
Xero Ltd. (b)	119,816	12,504,472
		55,761,528

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
NORWAY — 0.6%
Aker BP ASA	283,323	$5,530,578
Aker Solutions ASA	123,751	338,869
AutoStore Holdings Ltd. (b) (e)	413,931	404,916
Crayon Group Holding ASA (b) (e)	11,196	123,027
DNB Bank ASA	814,965	16,281,576
DNO ASA	709,493	654,060
Equinor ASA	981,829	22,943,505
Freyr Battery, Inc. (a) (b)	99,960	257,897
Gjensidige Forsikring ASA	163,515	2,893,854
Kongsberg Gruppen ASA	75,609	8,521,312
Leroy Seafood Group ASA	244,146	1,056,780
LINK Mobility Group Holding ASA (b)	238,329	482,645
Mowi ASA	306,635	5,258,019
NEL ASA (b)	210,253	50,058
Nordic Semiconductor ASA (b)	549,265	4,857,970
Norsk Hydro ASA	1,794,078	9,879,209
Orkla ASA	1,299,453	11,252,731
Pexip Holding ASA	206,098	796,639
Salmar ASA	46,802	2,227,322
Schibsted ASA Class A	60,236	1,866,903
Schibsted ASA Class B	60,069	1,767,583
SpareBank 1 Sor-Norge ASA	159,134	2,054,092
Storebrand ASA	994,434	10,612,106
Telenor ASA	740,488	8,273,755
TGS ASA	119,882	1,196,989
TOMRA Systems ASA	191,214	2,468,179
		122,050,574
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	7,448,422	3,584,157
EDP SA	3,307,264	10,585,661
Galp Energia SGPS SA	372,520	6,152,624
Jeronimo Martins SGPS SA	215,140	4,110,245
Mota-Engil SGPS SA (a)	482,212	1,455,049
NOS SGPS SA	1,142,571	3,939,831
		29,827,567
SINGAPORE — 1.5%
AIMS APAC REIT (a)	2,536,231	2,323,918
CapitaLand Ascendas REIT	2,149,734	4,049,858
CapitaLand Ascott Trust REIT (a)	2,993,288	1,908,929
Capitaland India Trust	1,704,100	1,336,598
CapitaLand Integrated Commercial Trust REIT	4,800,826	6,791,962
CapitaLand Investment Ltd.	4,739,046	9,101,525
CDL Hospitality Trusts REIT	56,794	35,803
City Developments Ltd.	575,100	2,154,201
ComfortDelGro Corp. Ltd.	1,748,000	1,896,379
COSCO Shipping International Singapore Co. Ltd. (a) (b)	8,337,100	825,032
DBS Group Holdings Ltd.	1,919,507	61,516,527
Security Description	Shares	Value
Digital Core REIT Management Pte. Ltd.	4,046,500	$2,346,970
ESR-REIT	6,815,522	1,273,976
Frasers Centrepoint Trust REIT	1,346,676	2,082,896
Genting Singapore Ltd.	11,744,964	6,586,203
Grab Holdings Ltd. Class A (b)	2,223,760	10,496,147
IGG, Inc. (a)	668,000	348,277
Jardine Cycle & Carriage Ltd. (a)	143,133	2,972,407
Keppel Infrastructure Trust	5,463,269	1,802,134
Keppel Ltd.	1,185,975	5,946,393
Keppel REIT	1,028,944	656,195
Manulife U.S. Real Estate Investment Trust (b)	2,401,900	213,769
Mapletree Logistics Trust REIT	2,172,483	2,022,470
Mapletree Pan Asia Commercial Trust REIT (a)	1,747,900	1,550,329
New Noble (b) (c)	1,611	—
Oversea-Chinese Banking Corp. Ltd.	3,540,430	43,314,600
Parkway Life Real Estate Investment Trust	614,100	1,688,077
SATS Ltd.	731,850	1,952,744
Sea Ltd. ADR (b)	322,992	34,269,451
Seatrium Ltd. (a) (b)	2,661,518	4,038,515
Sembcorp Industries Ltd.	775,000	3,135,904
Singapore Airlines Ltd. (a)	1,153,189	5,443,877
Singapore Exchange Ltd.	774,000	7,228,236
Singapore Technologies Engineering Ltd.	587,700	2,007,537
Singapore Telecommunications Ltd.	5,365,000	12,112,740
STMicroelectronics NV	666,481	16,570,288
Suntec Real Estate Investment Trust	1,929,500	1,654,827
United Overseas Bank Ltd.	1,156,908	30,809,608
UOL Group Ltd.	579,654	2,192,505
Venture Corp. Ltd.	194,900	1,878,709
		298,536,516
SOUTH AFRICA — 0.2%
Anglo American PLC	1,254,819	37,151,092
SOUTH KOREA — 3.9%
Advanced Nano Products Co. Ltd.	18,412	727,900
Advanced Process Systems Corp.	30,683	328,475
Alteogen, Inc. (b)	36,822	7,741,337
Amorepacific Corp.	25,389	1,807,402
AMOREPACIFIC Group	24,913	351,996
Asiana Airlines, Inc. (b)	204,169	1,442,351
BGF retail Co. Ltd.	7,610	529,854
Bioneer Corp. (b)	28,316	362,569
BNC Korea Co. Ltd.	157,548	444,129
BNK Financial Group, Inc.	265,217	1,862,815

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Bukwang Pharmaceutical Co. Ltd.	39,378	$122,776
Celltrion Pharm, Inc. (b)	30,252	1,165,159
Celltrion, Inc.	146,940	18,714,975
Cheil Worldwide, Inc.	62,192	716,065
Chunbo Co. Ltd. (b)	4,325	106,792
CJ CGV Co. Ltd. (b)	361,768	1,299,971
CJ CheilJedang Corp.	11,348	1,969,510
CJ Corp.	12,346	831,090
CJ ENM Co. Ltd. (b)	13,347	486,862
CJ Logistics Corp.	7,440	426,543
CMG Pharmaceutical Co. Ltd. (b)	159,638	191,720
Com2uSCorp	7,680	242,584
CosmoAM&T Co. Ltd. (b)	21,969	768,538
Coupang, Inc. (b)	937,024	20,595,787
Coway Co. Ltd.	47,148	2,142,581
CS Wind Corp.	19,485	554,578
Daehan Flour Mill Co. Ltd.	7,611	653,487
Daewoo Engineering & Construction Co. Ltd. (b)	174,584	368,226
DB HiTek Co. Ltd.	34,069	767,169
DB Insurance Co. Ltd.	56,366	3,936,029
Delivery Hero SE (b) (e)	154,982	4,352,322
Devsisters Co. Ltd. (b)	17,389	327,192
DGB Financial Group, Inc.	145,188	806,737
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	22,346	244,992
DL E&C Co. Ltd.	24,686	539,113
DL Holdings Co. Ltd.	10,989	235,881
Dongjin Semichem Co. Ltd.	29,665	421,152
Dongkuk CM Co. Ltd. (b)	16,665	67,355
Dongkuk Steel Mill Co. Ltd.	28,351	154,066
Dongsuh Cos., Inc.	42,867	796,395
Dongwon F&B Co. Ltd.	97,718	2,061,029
Doosan Bobcat, Inc.	42,253	1,202,595
Doosan Co. Ltd.	24,819	4,299,049
Doosan Enerbility Co. Ltd. (b)	302,228	3,602,963
Doosan Fuel Cell Co. Ltd. (b)	40,474	438,790
Douzone Bizon Co. Ltd.	16,994	735,331
Ecopro BM Co. Ltd. (b)	43,978	3,283,077
Ecopro Co. Ltd. (b)	93,833	3,664,978
E-MART, Inc.	13,537	582,988
Enchem Co. Ltd. (b)	16,666	1,504,542
Eone Diagnomics Genome Center Co. Ltd. (b)	272,504	76,819
Eubiologics Co. Ltd. (b)	12,264	101,218
F&F Co. Ltd.	17,495	645,300
Fila Holdings Corp.	42,221	1,155,797
GeneOne Life Science, Inc. (b)	80,304	115,371
Genexine, Inc. (b)	22,743	82,497
Gradiant Corp.	51,357	420,722
Gravity Co. Ltd. ADR	1,923	121,361
Green Cross Corp.	5,391	657,327
Green Cross Holdings Corp.	30,899	363,530
Security Description	Shares	Value
GS Engineering & Construction Corp. (b)	72,140	$850,205
GS Holdings Corp. (b)	59,049	1,576,351
GS P&L Co. Ltd. (b)	15,726	237,148
GS Retail Co. Ltd.	66,302	743,119
Hana Financial Group, Inc.	256,952	9,913,985
Hana Tour Service, Inc.	75,228	2,774,772
Hanall Biopharma Co. Ltd. (b)	68,698	1,803,605
Hancom, Inc.	131,034	1,882,532
Hanjin Kal Corp.	30,417	1,557,886
Hankook Tire & Technology Co. Ltd.	68,387	1,783,827
Hanmi Pharm Co. Ltd.	6,114	1,164,947
Hanmi Science Co. Ltd.	33,826	676,681
Hanmi Semiconductor Co. Ltd.	63,026	3,532,008
Hanon Systems (b)	221,719	603,942
Hansol Chemical Co. Ltd.	7,508	494,702
Hanssem Co. Ltd.	38,985	1,259,204
Hanwha Aerospace Co. Ltd.	48,599	10,778,503
Hanwha Corp.	45,806	836,994
Hanwha Galleria Corp. (b)	98,839	73,450
Hanwha Industrial Solutions Co. Ltd. (b)	53,849	1,155,880
Hanwha Ocean Co. Ltd. (b)	115,570	2,932,133
Hanwha Solutions Corp. (b)	112,686	1,233,908
Hanwha Systems Co. Ltd.	133,626	2,051,386
Harim Co. Ltd.	760,864	1,449,732
HD Hyundai Co. Ltd.	39,384	2,118,815
HD Hyundai Construction Equipment Co. Ltd. (b)	1,651	65,383
HD Hyundai Electric Co. Ltd.	1,901	493,280
HD Hyundai Heavy Industries Co. Ltd. (b)	15,799	3,085,428
HD Hyundai Infracore Co. Ltd. (b)	280,120	1,311,026
HD Hyundai Mipo (b)	19,303	1,759,646
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	36,943	5,721,566
Hite Jinro Co. Ltd.	29,422	390,122
HL Mando Co. Ltd.	28,678	791,876
HLB Global Co. Ltd. (b)	70,283	194,786
HLB Life Science Co. Ltd. (b)	181,460	1,233,852
HLB, Inc. (b)	99,496	4,940,500
HMM Co. Ltd.	314,474	3,772,449
Hotel Shilla Co. Ltd. (b)	80,818	2,025,734
HS Hyosung Advanced Materials Corp.	1,617	191,779
HS Industries Co. Ltd.	126,992	383,870
Hucentech Co. Ltd. (b) (c)	167,826	85,785
Hugel, Inc. (b)	6,085	1,159,422
Humasis Co. Ltd. (b)	115,998	128,987
Huons Co. Ltd.	65,350	1,216,309
Huons Global Co. Ltd.	39,030	1,146,655
HYBE Co. Ltd. (b)	16,674	2,190,505
Hyosung Heavy Industries Corp. (b)	9,746	2,601,758

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hyosung TNC Corp.	1,670	$271,120
Hyundai Elevator Co. Ltd.	75,389	2,683,411
Hyundai Engineering & Construction Co. Ltd.	59,841	1,032,477
Hyundai Glovis Co. Ltd.	36,830	2,954,606
Hyundai Marine & Fire Insurance Co. Ltd.	92,590	1,553,492
Hyundai Mobis Co. Ltd.	58,043	9,324,573
Hyundai Motor Co.	128,698	18,533,421
Hyundai Motor Co. Preference Shares (d)	17,128	1,815,011
Hyundai Motor Co. Preference Shares (d)	17,159	1,778,666
Hyundai Rotem Co. Ltd. (b)	62,142	2,097,923
Hyundai Steel Co.	71,387	1,020,749
Hyundai Wia Corp.	13,571	348,459
Industrial Bank of Korea	94,911	923,870
Inscobee, Inc. (b)	43,548	44,816
ISU Specialty Chemical (b)	38,486	822,188
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	87,137	1,743,154
JYP Entertainment Corp.	23,581	1,119,663
Kakao Corp.	267,718	6,946,865
Kakao Games Corp. (b)	34,758	386,738
KakaoBank Corp.	278,857	3,987,325
Kakaopay Corp. (b)	15,414	274,848
Kangwon Land, Inc.	71,293	773,392
KB Financial Group, Inc.	410,419	23,111,595
KCC Corp.	1,797	287,466
KCC Glass Corp.	1,410	36,013
KG Eco Solution Co. Ltd.	29,736	95,743
Kia Corp.	242,101	16,560,521
KIWOOM Securities Co. Ltd.	74,495	5,880,052
KMW Co. Ltd. (b)	31,125	185,632
Koh Young Technology, Inc.	422,237	2,326,082
Korea Aerospace Industries Ltd.	62,425	2,327,978
Korea Electric Power Corp. ADR (a)	649,614	4,469,344
Korea Investment Holdings Co. Ltd.	48,011	2,325,296
Korea Zinc Co. Ltd.	11,551	7,893,425
Korean Air Lines Co. Ltd.	211,753	3,250,768
Krafton, Inc. (b)	39,592	8,404,375
KT&G Corp.	93,432	6,797,247
Kum Yang Co. Ltd. (b)	43,557	627,252
Kumho Petrochemical Co. Ltd.	15,718	967,327
L&F Co. Ltd. (b)	25,542	1,405,361
LabGenomics Co. Ltd. (b)	206,586	349,420
LEENO Industrial, Inc.	7,277	947,100
LG Chem Ltd.	40,688	6,909,622
LG Chem Ltd. Preference Shares	17,199	1,855,247
LG Corp.	99,557	4,869,140
LG Display Co. Ltd. (b)	238,147	1,476,943
LG Display Co. Ltd. ADR (a) (b)	636,019	1,952,578
Security Description	Shares	Value
LG Electronics, Inc.	104,813	$5,944,969
LG Energy Solution Ltd. (b)	29,739	7,029,971
LG H&H Co. Ltd.	7,818	1,619,733
LG H&H Co. Ltd. Preference Shares	1,604	149,924
LG Innotek Co. Ltd.	22,854	2,514,926
LG Uplus Corp.	193,327	1,356,565
Lotte Chemical Corp.	13,255	538,429
Lotte Corp.	65,734	973,407
Lotte Energy Materials Corp.	18,172	291,315
LOTTE Fine Chemical Co. Ltd.	13,493	360,663
Lotte Shopping Co. Ltd.	11,491	422,282
Lotte Wellfood Co. Ltd.	16,240	1,231,114
LS Corp.	23,532	1,507,365
LS Electric Co. Ltd.	30,436	3,324,463
Lunit, Inc. (b)	40,236	1,743,747
LX Holdings Corp.	46,739	217,797
LX Semicon Co. Ltd.	9,939	384,152
MedPacto, Inc. (b)	26,963	81,229
Medytox, Inc.	12,999	1,101,977
Meritz Financial Group, Inc.	70,767	4,999,333
Mezzion Pharma Co. Ltd. (b)	46,760	979,891
Mirae Asset Securities Co. Ltd.	327,502	1,786,395
Modetour Network, Inc.	350,701	2,310,770
mPlus Corp.	127,087	664,722
Naturecell Co. Ltd. (b)	17,888	261,245
NAVER Corp. (b)	135,430	18,297,746
NCSoft Corp.	13,547	1,684,920
NeoPharm Co. Ltd.	10,460	84,197
Netmarble Corp. (b) (e)	53,193	1,868,069
Nexon Games Co. Ltd. (b)	158,181	1,438,742
NH Investment & Securities Co. Ltd.	122,775	1,163,408
NHN Corp. (b)	10,642	127,590
NongShim Co. Ltd.	3,893	989,017
OCI Co. Ltd.	3,800	151,004
OCI Holdings Co. Ltd.	7,420	296,367
Orion Corp.	13,466	936,670
Oscotec, Inc. (b)	24,338	402,561
Ottogi Corp.	5,805	1,559,540
Pan Ocean Co. Ltd.	205,720	461,146
Pearl Abyss Corp. (b)	29,284	551,008
Pharmicell Co. Ltd. (b)	33,498	188,407
Posco DX Co. Ltd.	67,558	875,595
POSCO Future M Co. Ltd.	28,071	2,709,567
POSCO Holdings, Inc. ADR (a)	315,143	13,664,600
Rainbow Robotics (b)	15,178	1,677,452
S-1 Corp.	30,730	1,235,754
Sam Chun Dang Pharm Co. Ltd. (b)	36,045	3,635,963
Samsung Biologics Co. Ltd. (b) (e)	15,781	10,172,991
Samsung C&T Corp.	77,642	6,054,615
Samsung E&A Co. Ltd. (b)	106,643	1,198,887
Samsung Electro-Mechanics Co. Ltd.	46,798	3,935,463

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd. GDR	175,368	$159,584,880
Samsung Electronics Co. Ltd. Preference Shares	604,188	18,140,210
Samsung Fire & Marine Insurance Co. Ltd.	28,446	6,927,209
Samsung Heavy Industries Co. Ltd. (b)	633,147	4,859,940
Samsung Life Insurance Co. Ltd.	69,454	4,472,533
Samsung SDI Co. Ltd. (b)	50,589	8,505,096
Samsung SDS Co. Ltd.	30,825	2,675,974
Samsung Securities Co. Ltd.	82,613	2,441,100
SD Biosensor, Inc. (b)	26,939	188,115
Seegene, Inc.	33,774	523,077
Shin Poong Pharmaceutical Co. Ltd. (b)	21,273	148,983
Shinhan Financial Group Co. Ltd.	442,809	14,332,676
Shinsegae, Inc. (b)	7,808	705,406
SK Biopharmaceuticals Co. Ltd. (b)	17,120	1,292,010
SK Bioscience Co. Ltd. (b)	17,025	582,862
SK Chemicals Co. Ltd.	9,623	289,576
SK Hynix, Inc.	485,818	57,388,004
SK IE Technology Co. Ltd. (b) (e)	18,020	276,026
SK Innovation Co. Ltd. (b)	62,566	4,759,971
SK Square Co. Ltd. (b)	86,210	4,643,856
SK, Inc.	34,064	3,042,771
SKC Co. Ltd. (b)	21,668	1,546,926
SM Entertainment Co. Ltd.	16,872	866,436
S-Oil Corp.	34,509	1,284,579
SOLUM Co. Ltd. (b)	82,246	1,073,223
Solus Advanced Materials Co. Ltd.	27,231	151,679
Soulbrain Co. Ltd.	8,408	944,661
Taihan Electric Wire Co. Ltd. (b)	94,014	712,058
TCC Steel	36,415	672,817
Wemade Co. Ltd. (b)	23,659	564,897
WONIK IPS Co. Ltd. (b)	28,685	435,492
Woori Financial Group, Inc.	578,403	6,038,824
Youlchon Chemical Co. Ltd.	110,415	1,552,553
Yuhan Corp.	48,887	3,968,343
Yungjin Pharmaceutical Co. Ltd. (b)	65,205	88,053
		791,682,965
SPAIN — 2.3%
Abertis Infraestructuras SA (b)	1,256	3,902
Acciona SA	23,240	2,615,868
Acerinox SA	244,668	2,394,193
ACS Actividades de Construccion y Servicios SA	263,473	13,215,706
Aedas Homes SA (e)	19,370	519,493
Aena SME SA (e)	62,573	12,790,404
Security Description	Shares	Value
Almirall SA (a)	139,135	$1,186,452
Amadeus IT Group SA	400,522	28,285,306
Amper SA (a) (b)	6,937,776	823,294
Atresmedia Corp. de Medios de Comunicacion SA (a)	203,820	922,313
Audax Renovables SA (b)	485,828	779,766
Banco Bilbao Vizcaya Argentaria SA	5,250,635	51,390,834
Banco de Sabadell SA	4,163,565	8,092,445
Banco Santander SA	14,459,481	66,846,036
Bankinter SA (a)	719,075	5,688,761
Befesa SA (e)	53,980	1,160,407
CaixaBank SA	3,443,482	18,670,140
Cellnex Telecom SA (b) (e)	503,686	15,913,005
CIE Automotive SA (a)	48,347	1,271,608
Construcciones y Auxiliar de Ferrocarriles SA	39,159	1,417,193
EDP Renovaveis SA	259,193	2,694,679
eDreams ODIGEO SA (b)	242,746	2,186,862
Enagas SA	202,792	2,473,695
Ence Energia y Celulosa SA (a)	409,173	1,312,618
Endesa SA	273,879	5,890,408
Ercros SA	91,565	334,699
Faes Farma SA (a)	305,526	1,100,975
Fluidra SA	91,671	2,232,644
Gestamp Automocion SA (a) (e)	150,900	387,517
Global Dominion Access SA (a) (e)	98,625	285,953
Grenergy Renovables SA (b)	45,210	1,528,508
Grifols SA (b)	367,189	3,478,291
Grifols SA ADR (a) (b)	226,815	1,687,504
Iberdrola SA	4,579,772	63,073,310
Indra Sistemas SA	408,572	7,226,144
Industria de Diseno Textil SA	964,725	49,589,009
Inmobiliaria Colonial Socimi SA REIT	261,856	1,403,211
Laboratorios Farmaceuticos Rovi SA	35,880	2,338,828
Let's GOWEX SA (a) (b) (c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	731,478	821,071
Logista Integral SA	102,449	3,097,710
Mapfre SA (a)	861,029	2,180,843
Melia Hotels International SA	95,253	726,443
Merlin Properties Socimi SA REIT	281,406	2,960,583
Naturgy Energy Group SA	158,186	3,829,682
Neinor Homes SA (a) (e)	77,742	1,360,481
Obrascon Huarte Lain SA (a) (b)	1,593,740	665,738
Pharma Mar SA	42,458	3,508,428
Prosegur Cash SA (a) (e)	1,411,773	806,964
Redeia Corp. SA (a)	388,372	6,635,627
Repsol SA	1,105,910	13,387,036

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sacyr SA	630,158	$2,076,346
Solaria Energia y Medio Ambiente SA (a) (b)	106,934	865,356
Soltec Power Holdings SA (a) (b)	116,109	192,129
Talgo SA (a) (b) (e)	79,372	276,157
Tecnicas Reunidas SA (b)	135,552	1,577,692
Telefonica SA (a)	5,038,481	20,540,696
Tubacex SA (a)	664,706	2,240,427
Unicaja Banco SA (e)	3,009,494	3,970,206
Viscofan SA (a)	38,744	2,447,305
		457,378,901
SWEDEN — 2.9%
AAK AB	151,725	4,333,725
AddTech AB Class B	223,157	6,083,208
AFRY AB	127,396	1,772,135
Alfa Laval AB	461,642	19,327,609
Arise AB (a)	44,878	149,265
Arjo AB Class B	65,914	216,308
Assa Abloy AB Class B	886,730	26,226,519
Atlas Copco AB Class A	2,201,894	33,648,420
Atlas Copco AB Class B	1,402,279	18,966,952
Atrium Ljungberg AB Class B	51,299	920,195
Beijer Ref AB (a)	243,789	3,598,614
BHG Group AB (a) (b)	180,494	313,313
BICO Group AB (a) (b)	97,182	281,627
Bilia AB Class A (a)	269,607	2,945,138
Billerud Aktiebolag	189,874	1,742,491
Biotage AB	52,289	760,963
Boliden AB	254,236	7,144,401
BoneSupport Holding AB (b) (e)	92,389	3,234,253
Boozt AB (b) (e)	58,245	663,669
Bravida Holding AB (e)	174,865	1,267,659
Brighter AB (b) (c)	1,979,850	—
Bure Equity AB	73,881	2,552,912
Camurus AB (b)	29,861	1,528,284
Castellum AB (b)	441,352	4,815,257
Catena AB	41,777	1,788,404
Cellavision AB	5,386	106,021
Cibus Nordic Real Estate AB publ (a)	74,906	1,194,510
Cint Group AB (b)	224,341	257,045
Dometic Group AB (e)	258,294	1,215,584
Electrolux AB Class B (b)	432,408	3,596,470
Electrolux Professional AB Class B	292,309	1,812,174
Elekta AB Class B	232,944	1,289,185
Embracer Group AB (a) (b)	545,994	1,490,344
Enad Global 7 AB	113,197	166,990
Epiroc AB Class A	571,853	9,965,409
Epiroc AB Class B	350,397	5,467,198
EQT AB (a)	441,410	12,228,486
Essity AB Class B	531,054	14,212,066
Evolution AB (e)	198,724	15,337,858
Fabege AB	244,539	1,832,507
Security Description	Shares	Value
Fastighets AB Balder Class B (b)	622,260	$4,325,141
G5 Entertainment AB	15,769	156,987
Genovis AB (a) (b)	268,414	600,025
Getinge AB Class B	89,153	1,464,871
H & M Hennes & Mauritz AB Class B (a)	912,613	12,314,917
Hansa Biopharma AB (a) (b)	126,404	448,450
Hemnet Group AB	59,167	1,799,227
Hexagon AB Class B	1,625,916	15,539,220
Hexatronic Group AB (b)	266,867	873,837
Hexpol AB	279,413	2,599,602
HMS Networks AB (a)	46,160	1,812,269
Holmen AB Class B	86,976	3,197,471
Hufvudstaden AB Class A	158,323	1,735,223
Husqvarna AB Class B	368,103	1,923,594
Industrivarden AB Class A	194,196	6,140,877
Industrivarden AB Class C	146,645	4,633,235
Indutrade AB	233,742	5,859,813
Instalco AB (a)	304,378	907,962
Intrum AB (a) (b)	63,928	158,529
Investment AB Latour Class B	106,883	2,668,871
Investor AB Class A	493,116	13,040,568
Investor AB Class B	1,400,423	37,097,886
INVISIO AB	29,272	729,863
JM AB (a)	71,858	1,085,422
Kinnevik AB (b)	1,176	2,448
Kinnevik AB Class B	287,511	1,918,778
KNOW IT AB (a)	342,884	4,282,462
L E Lundbergforetagen AB Class B (a)	63,944	2,899,377
Lifco AB Class B	181,920	5,278,508
Lindab International AB	27,712	574,844
Loomis AB	63,838	1,943,580
Medicover AB Class B	11,103	192,934
MIPS AB	33,263	1,416,107
Modern Times Group MTG AB Class B (b)	162,966	1,399,685
Munters Group AB (e)	130,343	2,194,158
Mycronic AB	99,339	3,590,832
NCC AB Class B	127,025	1,866,992
Net Insight AB Class B (b)	732,981	499,522
Nibe Industrier AB Class B (a)	1,426,583	5,582,772
Nolato AB Class B	284,407	1,395,105
Nyfosa AB (b)	249,634	2,437,768
Orron Energy AB (a) (b)	203,708	131,119
Pandox AB	65,708	1,140,602
Peab AB Class B	267,168	1,915,035
PowerCell Sweden AB (a) (b)	46,365	148,798
Rvrc Holding AB (a)	28,051	104,037
Saab AB Class B	350,328	7,409,702
Sagax AB Class B	210,957	4,318,707
Samhallsbyggnadsbolaget i Norden AB (a)	729,552	299,137
Sandvik AB	1,164,868	20,905,792
Sectra AB Class B (a)	180,900	4,529,356

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Securitas AB Class B	442,687	$5,484,884
Sedana Medical AB (b)	214,108	369,725
Skandinaviska Enskilda Banken AB Class A	1,554,865	21,312,243
Skanska AB Class B	357,404	7,527,019
SKF AB Class B	327,088	6,145,527
SSAB AB Class A	323,145	1,315,187
SSAB AB Class B	604,571	2,402,581
Stillfront Group AB (b)	443,185	335,119
Storskogen Group AB Class B	526,753	548,480
Svenska Cellulosa AB SCA Class B	441,442	5,611,288
Svenska Handelsbanken AB Class A	1,331,707	13,763,915
Swedbank AB Class A	777,715	15,365,313
SwedenCare AB	168,808	737,000
Swedish Orphan Biovitrum AB (b)	224,380	6,445,525
Tele2 AB Class B	765,965	7,573,516
Telefonaktiebolaget LM Ericsson Class B	2,870,386	23,349,123
Telia Co. AB	1,287,163	3,572,848
Thule Group AB (e)	79,963	2,472,146
Trelleborg AB Class B	217,223	7,443,096
Truecaller AB Class B (a)	326,406	1,511,023
Vicore Pharma Holding AB (a) (b)	168,933	129,193
Vimian Group AB (b)	91,849	330,845
Vitec Software Group AB Class B	15,963	785,924
Vitrolife AB	88,987	1,731,539
Volvo AB Class A	183,602	4,489,831
Volvo AB Class B	1,372,090	33,354,605
Volvo Car AB Class B (a) (b)	99,112	215,101
Wallenstam AB Class B	366,327	1,584,762
Wihlborgs Fastigheter AB	229,872	2,180,291
Xvivo Perfusion AB (b)	11,473	507,754
		592,540,588
SWITZERLAND — 5.1%
ABB Ltd.	1,456,230	78,849,331
Accelleron Industries AG	89,070	4,589,869
Adecco Group AG	267,754	6,606,322
Alcon AG	460,339	39,062,145
Allreal Holding AG	10,222	1,867,877
ALSO Holding AG	5,691	1,406,658
Aryzta AG (b)	357,510	625,273
Ascom Holding AG	28,500	130,825
Avolta AG	66,883	2,681,962
Bachem Holding AG (a)	28,307	1,808,524
Baloise Holding AG	42,813	7,752,401
Banque Cantonale Vaudoise	15,333	1,412,751
Barry Callebaut AG (a)	2,035	2,703,603
Belimo Holding AG	4,384	2,900,092
BKW AG	17,279	2,863,786
Bucher Industries AG	5,795	2,084,601
Cembra Money Bank AG	23,542	2,130,145
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	$12,489,578
Chocoladefabriken Lindt & Spruengli AG (d)	80	8,827,586
Cie Financiere Richemont SA Class A	467,389	71,120,489
Clariant AG	255,937	2,849,550
Comet Holding AG	6,847	1,877,495
Daetwyler Holding AG Bearer Shares	6,053	889,666
DKSH Holding AG	27,437	2,037,528
DocMorris AG (a) (b)	7,231	159,421
dormakaba Holding AG	2,000	1,421,241
DSM-Firmenich AG	173,342	17,540,315
EMS-Chemie Holding AG	5,821	3,927,770
Flughafen Zurich AG	17,353	4,166,635
Forbo Holding AG	357	297,418
Galderma Group AG (b)	60,108	6,675,055
Galenica AG (e)	42,648	3,498,901
Geberit AG	34,812	19,767,454
Georg Fischer AG	58,810	4,454,959
Givaudan SA	7,869	34,436,915
Helvetia Holding AG	28,814	4,750,137
Idorsia Ltd. (a) (b)	87,144	79,043
Inficon Holding AG	1,572	1,797,067
International Workplace Group PLC	609,045	1,213,564
Interroll Holding AG (a)	220	484,061
Julius Baer Group Ltd.	261,074	16,898,870
Kuehne & Nagel International AG	62,076	14,233,813
Leonteq AG (a)	40,689	886,291
Logitech International SA	150,769	12,484,089
Lonza Group AG	62,171	36,757,210
Medmix AG (a) (e)	65,714	638,106
Meyer Burger Technology AG (a) (b)	3,864	9,414
Mobimo Holding AG	5,780	1,868,734
Novartis AG	1,740,196	170,323,184
OC Oerlikon Corp. AG Pfaffikon	165,988	642,889
On Holding AG Class A (a) (b)	226,276	12,393,136
Partners Group Holding AG	20,012	27,161,114
PSP Swiss Property AG	34,842	4,955,734
Sandoz Group AG	356,106	14,605,749
Schindler Holding AG (d)	40,595	11,216,538
Schindler Holding AG (d)	19,544	5,337,534
Schweiter Technologies AG	317	144,464
SFS Group AG	15,407	2,135,304
SGS SA	149,669	15,009,014
Siegfried Holding AG	2,000	2,176,000
SIG Group AG	344,285	6,792,624
Sika AG	151,703	36,124,146
Sonova Holding AG	48,819	15,961,456
St. Galler Kantonalbank AG	1,960	946,207
Straumann Holding AG	87,345	11,011,494
Sulzer AG	68,045	9,836,022

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Swatch Group AG (a)	52,279	$1,851,758
Swatch Group AG Bearer Shares (a)	27,109	4,935,707
Swiss Life Holding AG	29,014	22,398,008
Swiss Prime Site AG	63,762	6,951,377
Swisscom AG	23,199	12,914,643
Swissquote Group Holding SA	10,222	3,925,248
Tecan Group AG	5,488	1,226,890
Temenos AG	86,937	6,149,144
u-blox Holding AG (a)	13,759	1,108,311
UBS Group AG	2,880,663	88,144,314
Valiant Holding AG	13,426	1,564,453
VAT Group AG (e)	23,745	8,981,833
Vontobel Holding AG	23,619	1,657,565
Zurich Insurance Group AG	124,368	73,941,493
		1,030,537,893
TURKEY — 0.0% (f)
Eldorado Gold Corp. (a) (b)	92,795	1,379,472
UNITED KINGDOM — 9.5%
3i Group PLC	858,732	38,329,960
abrdn PLC (a)	3,282,304	5,802,334
Admiral Group PLC	218,007	7,218,965
Anglogold Ashanti PLC (b)	139,708	3,224,461
AO World PLC (b)	278,815	361,060
Ashtead Group PLC	391,531	24,346,046
Associated British Foods PLC	319,397	8,172,261
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	903,097	1,205,687
AstraZeneca PLC	1,365,762	179,053,068
Auto Trader Group PLC (e)	665,366	6,608,103
Aviva PLC	2,076,801	12,193,420
Avon Technologies PLC	236,122	4,347,072
B&M European Value Retail SA	691,841	3,179,914
Babcock International Group PLC	461,909	2,895,366
BAE Systems PLC	2,792,079	40,160,742
Balfour Beatty PLC	542,972	3,092,722
Barclays PLC	12,557,617	42,172,375
Barratt Redrow PLC	1,698,570	9,362,199
Beazley PLC	471,221	4,818,633
Bellway PLC	89,175	2,783,134
Berkeley Group Holdings PLC	84,780	4,140,960
Big Yellow Group PLC REIT	249,480	2,999,508
Bodycote PLC	187,027	1,482,692
British American Tobacco PLC	1,930,781	69,641,567
British Land Co. PLC REIT	1,542,759	6,963,473
Britvic PLC	192,147	3,150,042
BT Group PLC (a)	7,710,861	13,911,026
Bunzl PLC	296,646	12,245,280
Burberry Group PLC	489,772	6,011,226
Capita PLC (a) (b)	2,069,832	363,435
Capricorn Energy PLC	81,324	298,421
Care Reit PLC	324,472	330,378
Centrica PLC	6,097,560	10,202,476
Security Description	Shares	Value
CK Hutchison Holdings Ltd.	1,953,000	$10,433,834
Clarkson PLC	83,662	4,143,981
Close Brothers Group PLC (b)	133,556	395,081
Coca-Cola Europacific Partners PLC	205,742	15,803,043
Compass Group PLC	1,492,395	49,754,786
ConvaTec Group PLC (e)	1,390,647	3,852,521
Croda International PLC	122,863	5,208,622
Currys PLC (b)	906,177	1,077,016
DCC PLC	75,554	4,863,665
Derwent London PLC REIT	100,572	2,467,485
Diageo PLC	1,924,909	61,172,930
Diploma PLC	106,399	5,663,299
Direct Line Insurance Group PLC	1,277,719	4,083,749
Dowlais Group PLC	1,234,654	1,042,966
Drax Group PLC	342,912	2,782,920
DS Smith PLC	611,306	4,149,550
easyJet PLC	371,296	2,604,062
Endava PLC ADR (a) (b)	60,354	1,864,939
EnQuest PLC (b)	11,915,594	1,874,340
Entain PLC	488,297	4,202,524
Firstgroup PLC (a)	882,040	1,775,200
Frasers Group PLC (b)	139,099	1,060,924
Future PLC	99,539	1,155,623
Games Workshop Group PLC	28,611	4,769,294
Genuit Group PLC	187,033	912,365
Genus PLC	56,591	1,098,556
Global Ship Lease, Inc. Class A	254,135	5,547,767
Grafton Group PLC CDI	193,960	2,331,260
Great Portland Estates PLC REIT	251,554	907,333
Greggs PLC	53,864	1,879,415
Gym Group PLC (b) (e)	839,782	1,567,097
Halma PLC	338,304	11,393,075
Hammerson PLC REIT	361,263	1,265,038
Hargreaves Lansdown PLC	174,997	2,406,445
Hays PLC	1,234,339	1,242,119
Hiscox Ltd.	261,734	3,550,027
Howden Joinery Group PLC	530,004	5,267,070
HSBC Holdings PLC	16,610,845	163,369,264
IG Group Holdings PLC	322,137	3,996,116
IMI PLC	205,741	4,692,171
Immunocore Holdings PLC ADR (a) (b)	48,006	1,416,177
Imperial Brands PLC	818,248	26,162,473
Inchcape PLC	369,885	3,564,662
Indivior PLC (a) (b)	144,143	1,848,573
Informa PLC	1,061,144	10,610,550
IntegraFin Holdings PLC	187,027	809,274
InterContinental Hotels Group PLC	168,325	20,984,049
Intermediate Capital Group PLC	263,322	6,813,347
International Consolidated Airlines Group SA	2,186,056	8,265,468

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
International Distribution Services PLC	404,330	$1,842,221
Intertek Group PLC	149,769	8,868,342
Investec PLC	503,322	3,429,161
ITV PLC	3,241,275	2,987,698
J Sainsbury PLC	2,181,836	7,476,205
JD Sports Fashion PLC	2,135,117	2,564,386
John Wood Group PLC (b)	925,762	760,582
Johnson Matthey PLC	176,190	2,956,849
Jupiter Fund Management PLC	742,932	806,698
Just Eat Takeaway.com NV (b) (d) (e)	28,392	387,932
Just Eat Takeaway.com NV (a) (b) (d) (e)	52,586	718,505
Keller Group PLC	89,024	1,616,658
Kingfisher PLC	3,079,138	9,590,648
Lancashire Holdings Ltd.	176,236	1,454,531
Land Securities Group PLC REIT	1,001,737	7,326,720
Launchmycareer Holdings PLC (a) (b) (c)	3,498,648	328,628
Legal & General Group PLC	5,229,494	15,050,562
Lloyds Banking Group PLC	60,210,406	41,308,232
London Stock Exchange Group PLC	325,837	46,051,628
LondonMetric Property PLC REIT	823,517	1,857,502
M&G PLC	2,258,115	5,595,323
Man Group PLC	2,239,359	6,013,005
Marks & Spencer Group PLC	2,491,575	11,717,283
Marshalls PLC	273,490	1,008,718
Melrose Industries PLC	1,234,654	8,563,302
Mobico Group PLC (b)	561,698	557,852
MONY Group PLC	737,072	1,773,292
National Grid PLC	4,336,667	51,596,793
NatWest Group PLC	4,797,774	24,161,110
NewRiver REIT PLC	1,091,467	1,001,977
Next PLC	169,452	20,156,814
Ninety One PLC	321,105	586,337
Nomad Foods Ltd.	129,873	2,179,269
Ocado Group PLC (b)	483,840	1,831,821
Oxford Nanopore Technologies PLC (a) (b)	958,710	1,546,487
Pearson PLC	958,012	15,381,617
Pennon Group PLC	245,420	1,824,205
Persimmon PLC	137,715	2,066,242
Petrofac Ltd. (a) (b)	262,595	27,954
Phoenix Group Holdings PLC	496,788	3,173,104
Playtech PLC (b)	432,427	3,872,237
Quilter PLC (e)	1,785,438	3,448,039
Reckitt Benckiser Group PLC	634,368	38,397,336
RELX PLC (d)	1,113,764	50,620,120
RELX PLC (d)	529,877	23,988,624
Rentokil Initial PLC	1,636,002	8,212,106
Rightmove PLC	901,961	7,249,875
Rolls-Royce Holdings PLC (b)	8,029,890	57,182,018
Security Description	Shares	Value
Rotork PLC	968,043	$3,804,439
RS Group PLC	490,470	4,186,213
S4 Capital PLC (a) (b)	157,662	64,766
Sage Group PLC	992,378	15,821,533
Schroders PLC	594,873	2,410,881
Segro PLC REIT	1,178,332	10,347,909
Serco Group PLC	1,601,748	3,035,122
Severn Trent PLC	211,402	6,640,177
Shaftesbury Capital PLC REIT	1,590,734	2,500,255
Smith & Nephew PLC	846,351	10,508,542
Smiths Group PLC	462,682	9,960,967
Spectris PLC	109,645	3,443,970
Spirax Group PLC	63,916	5,487,317
Spirent Communications PLC (b)	897,334	1,989,163
SSE PLC	1,158,448	23,271,476
SSP Group PLC	577,118	1,306,068
St. James's Place PLC	462,543	5,028,227
Standard Chartered PLC	2,432,639	30,119,052
Subsea 7 SA	223,006	3,536,334
Supermarket Income REIT PLC	2,206,208	1,881,640
Tate & Lyle PLC	690,389	5,615,857
Taylor Wimpey PLC	2,179,410	3,332,711
Telecom Plus PLC	54,394	1,170,354
Tesco PLC	6,176,232	28,488,419
THG PLC (b)	657,605	370,448
TP ICAP Group PLC	724,139	2,339,832
Trainline PLC (b) (e)	250,038	1,352,798
Travis Perkins PLC	126,531	1,155,227
Tritax Big Box REIT PLC	2,144,462	3,563,956
Trustpilot Group PLC (b) (e)	485,341	1,866,072
Unilever PLC (d)	2,237,505	127,446,378
Unilever PLC (d)	26,981	1,533,283
UNITE Group PLC REIT	243,690	2,461,417
United Utilities Group PLC	628,089	8,271,295
Vanquis Banking Group PLC	98,526	54,910
Victrex PLC	83,305	1,122,603
Vistry Group PLC (b)	325,308	2,330,418
Vodafone Group PLC	23,884,121	20,430,218
Weir Group PLC	228,406	6,247,456
WH Smith PLC	94,879	1,412,847
Whitbread PLC	226,108	8,342,413
Wickes Group PLC	141,214	267,407
Wise PLC Class A (b)	408,880	5,458,786
Workspace Group PLC REIT	209,392	1,287,611
WPP PLC	1,187,504	12,305,340
		1,923,858,706
UNITED STATES — 6.8%
Access Bio, Inc. KDR (b)	41,971	147,967
Adaptimmune Therapeutics PLC ADR (a) (b)	251,080	135,257
ARM Holdings PLC ADR (a) (b)	87,865	10,839,026
Bausch Health Cos., Inc. (b)	298,889	2,414,887
BP PLC	15,250,337	75,061,116

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Carnival PLC (b)	249,337	$5,658,326
Constellium SE (b)	71,751	736,883
CSL Ltd.	421,909	73,555,746
CyberArk Software Ltd. (b)	53,980	17,983,437
Energy Fuels, Inc. (a) (b)	25,153	129,245
Experian PLC	957,172	41,297,355
Ferroglobe PLC	85,086	323,327
Ferrovial SE	361,784	15,209,870
Fiverr International Ltd. (a) (b)	38,406	1,218,622
GFL Environmental, Inc. (a)	172,653	7,692,674
GSK PLC	3,473,643	58,578,004
Haleon PLC	5,694,513	26,915,442
Hecla Mining Co.	17,541	86,126
Holcim AG	543,265	52,369,247
ICON PLC (b)	72,208	15,142,740
Inmode Ltd. (a) (b)	48,655	812,539
International Game Technology PLC	115,180	2,034,079
James Hardie Industries PLC CDI (b)	372,963	11,562,170
Monday.com Ltd. (b)	30,379	7,152,432
Nestle SA	2,279,643	188,358,254
Nordic American Tankers Ltd. (a)	349,807	874,517
PolyPeptide Group AG (b) (e)	16,175	506,891
Qiagen NV (b)	199,702	8,901,337
REC Silicon ASA (b)	661,273	209,258
Reliance Worldwide Corp. Ltd.	688,765	2,140,774
RHI Magnesita NV	1,275	52,056
Roche Holding AG	624,197	175,980,506
Roche Holding AG Bearer Shares (a)	22,970	6,858,684
Sanofi SA	985,135	95,624,862
Schneider Electric SE	504,732	125,906,388
Shell PLC	5,698,724	176,714,136
Signify NV (e)	129,680	2,897,841
Sinch AB (b) (e)	547,911	1,027,961
Spotify Technology SA (b)	120,643	53,973,265
Stellantis NV (d)	931,607	12,197,402
Stellantis NV (d)	952,189	12,413,636
Stratasys Ltd. (b)	76,276	678,094
Swiss Re AG	263,585	38,159,837
Tenaris SA	333,152	6,233,769
UroGen Pharma Ltd. (a) (b)	122,741	1,307,192
Waste Connections, Inc.	228,854	39,240,298
Zymeworks, Inc. (a) (b)	31,173	456,373
		1,377,769,848
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd. (b)	556,023	7,163,890
TOTAL COMMON STOCKS (Cost $18,049,509,914)		20,139,616,134

Security Description	Shares	Value
RIGHTS — 0.0% (f)
CANADA — 0.0% (f)
Pan American Silver Corp. (expiring 02/22/29) (b) (Cost $14,245)	32,412	$11,992
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c) (Cost $0)	15,020	—
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	8,092,656	8,092,656
State Street Navigator Securities Lending Portfolio II (i) (j)	481,147,172	481,147,172
TOTAL SHORT-TERM INVESTMENTS (Cost $489,239,828)		489,239,828
TOTAL INVESTMENTS — 102.2% (Cost $18,538,763,987)		20,628,867,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(436,512,120)
NET ASSETS — 100.0%		$20,192,355,834
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $566,318, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	320	03/21/2025	$37,292,547	$36,280,000	$(1,012,547)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,134,795,303	$4,254,513	$566,318	$20,139,616,134
Rights	11,992	—	—	11,992
Warrants	—	—	0(a)	0
Short-Term Investments	489,239,828	—	—	489,239,828
TOTAL INVESTMENTS	$20,624,047,123	$4,254,513	$566,318	$20,628,867,954
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,012,547)	$—	$—	$(1,012,547)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,012,547)	$—	$—	$(1,012,547)
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	44,678,969	$44,678,969	$312,976,989	$349,563,302	$—	$—	8,092,656	$8,092,656	$584,064
State Street Navigator Securities Lending Portfolio II	562,172,963	562,172,963	510,086,704	591,112,495	—	—	481,147,172	481,147,172	759,463
Total		$606,851,932	$823,063,693	$940,675,797	$—	$—		$489,239,828	$1,343,527
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 8.5%
29Metals Ltd. (a) (b)	443,883	$67,333
Abacus Group REIT (b)	376,615	256,499
Abacus Storage King REIT	225,616	157,151
Accent Group Ltd. (b)	258,583	374,638
Adairs Ltd. (b)	83,716	139,948
AET&D Holdings No 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	213,107	67,292
Amotiv Ltd. (b)	61,606	404,320
Amplitude Energy Ltd. (a) (b)	877,321	111,355
Appen Ltd. (a)	283,967	464,160
Arafura Rare Earths Ltd. (a) (b)	716,095	50,988
Arena REIT (b)	219,654	529,035
Audinate Group Ltd. (a) (b)	43,652	200,271
Aurelia Metals Ltd. (a)	517,415	54,461
Aussie Broadband Ltd. (b)	158,429	351,167
Austal Ltd. (a) (b)	136,225	261,466
Australian Clinical Labs Ltd.	233,394	497,100
Australian Ethical Investment Ltd.	50,115	166,934
Australian Finance Group Ltd. (b)	144,559	135,151
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	65,693
Baby Bunting Group Ltd. (b)	85,135	88,555
Bapcor Ltd. (b)	145,670	425,704
Bega Cheese Ltd.	152,837	546,010
Bellevue Gold Ltd. (a) (b)	875,044	609,507
Boss Energy Ltd. (a)	252,715	380,219
Botanix Pharmaceuticals Ltd. (a) (b)	568,293	153,059
BrainChip Holdings Ltd. (a)	725,386	175,158
Bravura Solutions Ltd. (a)	145,635	202,882
BWP Trust REIT (b)	323,766	657,508
Calix Ltd. (a) (b)	63,770	29,612
Capricorn Metals Ltd. (a)	168,728	656,059
Centuria Capital Group REIT (b)	431,347	474,047
Centuria Industrial REIT	283,068	494,238
Centuria Office REIT (b)	233,431	158,982
Cettire Ltd. (a) (b)	268,259	250,800
Chalice Mining Ltd. (a) (b)	133,665	91,448
Champion Iron Ltd. (b)	242,537	863,459
Charter Hall Long Wale REIT (b)	69,521	160,984
Charter Hall Retail REIT	355,089	692,538
Charter Hall Social Infrastructure REIT (b)	204,187	324,906
Clarity Pharmaceuticals Ltd. (a)	89,759	231,745
Clinuvel Pharmaceuticals Ltd. (b)	19,877	148,421
Codan Ltd.	18,059	180,018
Collins Foods Ltd. (b)	49,361	221,879
Core Lithium Ltd. (a) (b)	743,261	40,957
Coronado Global Resources, Inc. CDI (d)	234,534	111,087
Security Description	Shares	Value
Corporate Travel Management Ltd. (b)	45,487	$373,164
Credit Corp. Group Ltd. (b)	25,431	251,772
Cromwell Property Group REIT (b)	715,782	168,407
Data#3 Ltd.	66,072	261,405
De Grey Mining Ltd. (a)	1,031,444	1,127,162
Deep Yellow Ltd. (a) (b)	504,623	351,492
Deterra Royalties Ltd. (b)	275,145	633,725
Dexus Industria REIT (b)	134,761	214,434
Dicker Data Ltd. (b)	33,520	174,748
DroneShield Ltd. (a)	433,105	205,140
Eagers Automotive Ltd. (b)	52,196	382,635
Elders Ltd.	174,198	772,240
Electro Optic Systems Holdings Ltd. (a)	43,808	35,125
Emerald Resources NL (a)	149,657	301,146
EML Payments Ltd. (a) (b)	217,501	112,446
EVT Ltd. (b)	31,196	219,805
Firefinch Ltd. (a) (b) (c)	440,867	16,378
FleetPartners Group Ltd. (a) (b)	141,492	235,657
G8 Education Ltd.	321,391	259,681
Genesis Minerals Ltd. (a) (b)	636,199	972,940
Gold Road Resources Ltd.	457,413	580,575
GrainCorp Ltd. Class A	101,345	460,569
GWA Group Ltd.	133,918	200,655
Hansen Technologies Ltd.	94,164	311,914
Healius Ltd. (a) (b)	419,010	355,419
Helia Group Ltd.	85,824	237,527
HMC Capital Ltd. REIT	178,982	1,092,653
HomeCo Daily Needs REIT	942,323	668,038
Iluka Resources Ltd.	81,929	256,168
Imdex Ltd.	350,878	504,011
Imugene Ltd. (a) (b)	2,013,693	46,131
Infomedia Ltd.	204,550	195,037
Ingenia Communities Group REIT (b)	270,766	767,813
Inghams Group Ltd. (b)	233,738	460,206
Insignia Financial Ltd.	513,575	1,128,829
Integral Diagnostics Ltd.	62,724	113,012
ioneer Ltd. (a) (b)	895,240	88,686
IPH Ltd.	107,573	335,017
IREN Ltd. (a) (b)	74,505	731,639
IRESS Ltd. (a)	162,504	936,720
Johns Lyng Group Ltd. (b)	81,303	188,267
Judo Capital Holdings Ltd. (a)	476,471	536,913
Jumbo Interactive Ltd. (b)	29,181	251,499
Kelsian Group Ltd. (b)	156,224	354,018
Kogan.com Ltd.	62,745	241,250
Latin Resources Ltd. (a)	1,490,170	147,622
Leo Lithium Ltd. (a) (b) (c)	339,610	79,640
Lifestyle Communities Ltd. (b)	50,071	265,373
Liontown Resources Ltd. (a) (b)	728,440	236,782
MA Financial Group Ltd. (b)	31,752	120,315
Macquarie Technology Group Ltd. (a)	2,745	150,089

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Magellan Financial Group Ltd.	62,701	$431,693
Mayne Pharma Group Ltd. (a)	45,440	139,827
McMillan Shakespeare Ltd.	40,469	375,846
Megaport Ltd. (a) (b)	64,368	293,720
Mesoblast Ltd. (a) (b)	421,658	809,316
Monadelphous Group Ltd.	45,428	393,775
Monash IVF Group Ltd.	309,543	243,400
Mount Gibson Iron Ltd. (a) (b)	331,666	60,579
Myer Holdings Ltd. (b)	424,865	323,558
Nanosonics Ltd. (a) (b)	140,874	262,539
Neuren Pharmaceuticals Ltd. (a)	69,063	534,505
Nick Scali Ltd. (b)	40,502	376,403
Nine Entertainment Co. Holdings Ltd. (b)	219,646	167,952
Novonix Ltd. (a) (b)	120,967	55,049
NRW Holdings Ltd.	191,183	454,545
Nufarm Ltd.	162,874	356,986
Nuix Ltd. (a)	139,061	544,150
OceanaGold Corp.	312,749	865,485
OFX Group Ltd. (a) (b)	219,308	192,135
Omni Bridgeway Ltd. (a) (b)	115,452	103,649
oOh!media Ltd.	280,426	204,878
Ora Banda Mining Ltd. (a)	360,382	145,035
Paladin Energy Ltd. (a) (b) (e)	114,504	535,967
Paladin Energy Ltd. (a) (e)	47,016	219,029
Peninsula Energy Ltd. (a)	42,512	33,165
Perenti Ltd.	424,344	366,512
Perpetual Ltd. (b)	45,287	557,705
PEXA Group Ltd. (a)	88,258	713,663
Platinum Asset Management Ltd. (b)	183,313	78,314
PointsBet Holdings Ltd. (b)	83,617	51,771
PolyNovo Ltd. (a)	341,436	431,256
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
PWR Holdings Ltd. (b)	23,987	116,733
Ramelius Resources Ltd. (b)	582,766	746,897
Region RE Ltd. REIT	125,239	160,511
Regis Healthcare Ltd.	48,540	180,321
Regis Resources Ltd. (a)	393,196	620,791
Renascor Resources Ltd. (a) (b)	1,545,936	59,344
Resolute Mining Ltd. (a)	888,128	217,204
RPMGlobal Holdings Ltd. (a) (b)	137,876	260,366
Rural Funds Trust REIT (b)	296,009	317,980
Sayona Mining Ltd. (a) (b)	7,086,070	118,458
Select Harvests Ltd. (a) (b)	46,850	123,281
Service Stream Ltd.	210,600	203,413
Sigma Healthcare Ltd. (b)	435,917	707,133
Silex Systems Ltd. (a) (b)	62,875	196,592
Silver Mines Ltd. (a) (b)	898,291	43,382
SiteMinder Ltd. (a) (b)	84,465	315,871
SmartGroup Corp. Ltd.	95,257	458,262
SolGold PLC (a) (b)	660,169	57,214
Solvar Ltd. (b)	94,748	87,408
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
Security Description	Shares	Value
Spartan Resources Ltd. (a)	376,360	$328,563
St Barbara Ltd. (a) (b)	344,148	47,943
Stanmore Resources Ltd.	97,572	181,839
Strike Energy Ltd. (a) (b)	1,671,434	217,322
Superloop Ltd. (a)	220,633	299,165
Syrah Resources Ltd. (a) (b)	280,900	35,653
Tabcorp Holdings Ltd.	1,003,192	350,936
Talga Group Ltd. (a) (b)	163,508	44,544
Temple & Webster Group Ltd. (a) (b)	32,061	260,043
Tuas Ltd. (a)	53,149	209,290
Tyro Payments Ltd. (a) (b)	174,134	87,869
Vault Minerals Ltd. (a)	2,734,082	558,626
Vulcan Energy Resources Ltd. (a) (b)	60,828	201,490
WA1 Resources Ltd. (a)	15,185	124,574
Waypoint REIT Ltd.	414,762	598,344
Weebit Nano Ltd. (a)	83,077	185,174
West African Resources Ltd. (a)	514,697	457,298
Westgold Resources Ltd. (b) (e)	194,918	341,534
Westgold Resources Ltd. (a) (e)	281,375	493,023
Zip Co. Ltd. (a)	449,274	823,378
		52,996,809
AUSTRIA — 0.4%
ams-OSRAM AG (a)	55,221	361,701
AT&S Austria Technologie & Systemtechnik AG (a)	12,081	151,495
DO & Co. AG (a)	3,615	673,800
Kontron AG	30,951	623,688
Palfinger AG	5,216	106,295
Porr AG	7,778	142,880
Schoeller-Bleckmann Oilfield Equipment AG	4,832	149,106
		2,208,965
BELGIUM — 0.6%
AGFA-Gevaert NV (a) (b)	90,027	67,400
Care Property Invest NV REIT (b)	9,254	109,432
Fagron	22,855	396,648
Galapagos NV (a) (b)	11,691	321,052
Gimv NV	2,264	94,009
Kinepolis Group NV (b)	8,585	350,257
Materialise NV ADR (a)	18,097	127,403
Montea NV REIT	9,284	608,540
Ontex Group NV (a) (b)	39,206	340,616
Recticel SA (b)	29,268	317,618
Retail Estates NV REIT	6,553	402,388
X-Fab Silicon Foundries SE (a) (b) (d)	43,997	228,933
Xior Student Housing NV REIT (b)	20,421	626,977
		3,991,273
BERMUDA — 0.0% (f)
Conduit Holdings Ltd.	50,425	295,868

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
BOSNIA AND HERZEGOVINA — 0.1%
Adriatic Metals PLC CDI (a)	126,506	$305,472
BRAZIL — 0.2%
ERO Copper Corp. (a) (b)	48,572	654,517
Karoon Energy Ltd. (b)	547,260	470,982
		1,125,499
CANADA — 8.1%
AbCellera Biologics, Inc. (a) (b)	140,755	412,412
ADENTRA, Inc.	9,057	233,824
Advantage Energy Ltd. (a) (b)	141,475	969,923
Aecon Group, Inc. (b)	28,200	533,725
Ag Growth International, Inc. (b)	9,956	351,804
Alaris Equity Partners Income	22,841	304,134
Allied Properties Real Estate Investment Trust	31,029	370,009
Altius Minerals Corp. (b)	36,281	671,534
Altus Group Ltd. (b)	22,025	857,600
Andlauer Healthcare Group, Inc. (b)	5,556	163,025
Artis Real Estate Investment Trust	119,109	609,541
Atrium Mortgage Investment Corp. (b)	34,621	262,630
Aurinia Pharmaceuticals, Inc. (a)	122,599	1,100,939
Aurora Cannabis, Inc. (a) (b)	44,895	190,730
AutoCanada, Inc. (a) (b)	16,445	198,159
Aya Gold & Silver, Inc. (a)	59,292	442,773
Badger Infrastructure Solution (b)	15,016	374,617
Birchcliff Energy Ltd. (b)	152,641	575,243
Bird Construction, Inc. (b)	8,865	160,633
Bitfarms Ltd. (a) (b)	139,043	205,925
BlackBerry Ltd. (a) (b)	122,639	465,588
Calian Group Ltd. (b)	4,064	136,625
Calibre Mining Corp. (a)	392,312	586,477
Canaccord Genuity Group, Inc.	54,942	386,221
Canada Goose Holdings, Inc. (a) (b)	13,987	140,434
Canadian Solar, Inc. (a) (b)	36,447	405,291
Canfor Corp. (a) (b)	12,411	130,996
Canopy Growth Corp. (a) (b)	31,931	87,476
Cardinal Energy Ltd. (b)	102,645	462,481
Cargojet, Inc. (b)	7,033	527,499
Cascades, Inc. (b)	25,329	209,754
Centerra Gold, Inc.	106,327	604,752
CES Energy Solutions Corp.	32,014	220,817
Chemtrade Logistics Income Fund	19,700	149,853
CI Financial Corp. (b)	15,072	324,244
Cineplex, Inc. (a) (b)	45,066	382,287
Cogeco, Inc. (b)	6,829	280,007
Colossus Minerals, Inc. (a) (b) (c)	390	—
Converge Technology Solutions Corp. (b)	78,661	178,850
Security Description	Shares	Value
Crombie Real Estate Investment Trust	12,708	$116,724
Cronos Group, Inc. (a) (b)	87,806	176,442
Denison Mines Corp. (a) (b)	413,908	751,147
dentalcorp Holdings Ltd. (a)	46,261	266,655
Diversified Royalty Corp. (b)	61,785	125,013
Docebo, Inc. (a)	3,349	150,102
Doman Building Materials Group Ltd. (b)	57,731	340,397
Dream Office Real Estate Investment Trust	17,991	223,418
DREAM Unlimited Corp. Class A	21,867	336,322
Dundee Precious Metals, Inc. (b)	95,434	865,289
Dye & Durham Ltd. (b)	21,636	264,470
Encore Energy Corp. (a)	58,511	199,522
Endeavour Silver Corp. (a) (b)	124,066	454,615
Enghouse Systems Ltd.	12,270	231,118
Exchange Income Corp.	20,919	855,989
Extendicare, Inc. (b)	45,542	336,609
Fiera Capital Corp. (b)	56,422	353,863
First Majestic Silver Corp. (b)	85,979	472,281
Fortuna Mining Corp. (a)	138,260	593,147
Freehold Royalties Ltd. (b)	23,246	206,728
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a)	109,832	59,567
GoGold Resources, Inc. (a)	177,305	136,844
Gold Royalty Corp. (a)	45,484	55,036
H&R Real Estate Investment Trust	24,922	160,809
Hammond Power Solutions, Inc. (b)	3,152	280,638
Headwater Exploration, Inc. (b)	140,665	646,500
Heroux-Devtek, Inc. (a) (b)	11,229	248,128
Hive Digital Technologies Ltd. (a) (b)	49,449	140,930
i-80 Gold Corp. (a) (b)	31,241	14,988
Innergex Renewable Energy, Inc. (b)	23,837	133,422
Interfor Corp. (a) (b)	26,708	311,798
International Petroleum Corp. (a) (b)	33,736	385,013
InterRent Real Estate Investment Trust	78,489	553,931
Jamieson Wellness, Inc. (b) (d)	25,630	654,205
K92 Mining, Inc. (a)	102,239	617,045
Kelt Exploration Ltd. (a) (b)	31,916	155,785
Killam Apartment Real Estate Investment Trust	66,388	789,344
Knight Therapeutics, Inc. (a) (b)	70,949	263,432
Labrador Iron Ore Royalty Corp. (b)	37,131	746,906
Laurentian Bank of Canada (b)	36,291	730,766
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
MAG Silver Corp. (a) (b)	48,955	664,783

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Major Drilling Group International, Inc. (a)	32,070	$183,072
Martinrea International, Inc. (b)	67,683	424,489
Mattr Corp. (a) (b)	42,121	370,192
Milestone Pharmaceuticals, Inc. (a) (b)	19,117	45,116
Minto Apartment Real Estate Investment Trust (d)	18,791	174,296
Morguard North American Residential Real Estate Investment Trust	20,149	240,269
MTY Food Group, Inc. (b)	9,642	306,852
Mullen Group Ltd. (b)	58,437	592,415
Neptune Wellness Solutions, Inc. (a)	226	—
NFI Group, Inc. (a) (b)	33,618	327,251
North American Construction Group Ltd. (b)	18,333	394,908
North West Co., Inc. (b)	26,730	912,931
NorthWest Healthcare Properties Real Estate Investment Trust	42,751	132,278
Novagold Resources, Inc. (a)	57,626	191,895
NuVista Energy Ltd. (a) (b)	92,743	891,189
Orla Mining Ltd. (a)	95,340	527,671
Parex Resources, Inc. (b)	47,956	486,162
Pason Systems, Inc. (b)	15,466	146,358
Polaris Renewable Energy, Inc. (b)	27,353	253,522
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	12,200	745,810
Primaris Real Estate Investment Trust	12,608	135,618
Propel Holdings, Inc.	7,092	181,418
Real Brokerage, Inc. (a)	43,046	198,012
Repare Therapeutics, Inc. (a) (b)	20,007	26,209
Richelieu Hardware Ltd. (b)	17,172	466,135
Rogers Sugar, Inc. (b)	62,065	253,318
Russel Metals, Inc.	31,511	922,412
Sandstorm Gold Ltd. (b)	126,970	709,803
Savaria Corp. (b)	23,070	319,053
Seabridge Gold, Inc. (a) (b)	23,023	262,535
Sienna Senior Living, Inc. (b)	37,215	404,185
Silvercorp Metals, Inc.	98,546	296,008
SilverCrest Metals, Inc. (a)	71,407	650,915
Skeena Resources Ltd. (a)	36,651	318,549
Slate Grocery REIT Class U,	10,731	103,266
SNDL, Inc. (a) (b)	131,954	236,198
Solaris Resources, Inc. (a) (b)	51,558	159,886
Southern Pacific Resource Corp. (a) (c)	281,142	—
Sprott, Inc.	12,566	529,219
SSR Mining, Inc. (a)	46,795	326,673
Superior Plus Corp. (b)	97,462	433,029
Surge Energy, Inc. (b)	32,507	130,643
Tamarack Valley Energy Ltd. (b)	244,330	813,754
Taseko Mines Ltd. (a)	93,806	182,629
Security Description	Shares	Value
TELUS Corp.	3	$41
TerraVest Industries, Inc. (b)	2,070	160,914
Tilray Brands, Inc. (a) (b)	326,621	431,498
Timbercreek Financial Corp. (b)	25,105	123,413
Torex Gold Resources, Inc. (a)	37,025	729,070
Transcontinental, Inc. Class A (b)	33,309	430,085
Trican Well Service Ltd. (b)	42,258	150,733
Trisura Group Ltd. (a)	29,077	788,083
Twin Butte Energy Ltd. (a) (c)	83,708	—
Vermilion Energy, Inc. (b)	36,939	347,507
Victoria Gold Corp./Vancouver (a) (b)	32,312	10,784
Wajax Corp. (b)	11,593	168,954
Well Health Technologies Corp. (a)	135,103	644,421
Wesdome Gold Mines Ltd. (a)	86,183	773,622
Westshore Terminals Investment Corp. (b)	28,511	446,637
		50,350,458
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	281,000	317,610
BOE Varitronix Ltd.	146,000	127,056
China Tobacco International HK Co. Ltd. (b)	164,000	501,419
Inspur Digital Enterprise Technology Ltd.	310,000	148,456
Sasseur Real Estate Investment Trust	295,300	147,196
Theme International Holdings Ltd. (b)	1,860,000	95,778
Towngas Smart Energy Co. Ltd. (b)	847,888	349,287
VSTECS Holdings Ltd.	504,000	337,386
Youzan Technology Ltd. (a)	6,692,000	107,686
		2,131,874
COLOMBIA — 0.1%
Aris Mining Corp. (a)	77,923	273,072
Gran Tierra Energy, Inc. (a)	16,909	124,037
		397,109
DENMARK — 0.8%
Amagerbanken AS (a) (c)	308,573	—
Better Collective AS (a) (b)	20,156	203,215
cBrain AS	8,285	206,389
Cementir Holding NV	34,024	371,344
Chemometec AS	9,584	647,042
D/S Norden AS	15,782	465,466
Dfds AS	22,263	412,701
Gubra AS (a)	2,327	201,629
H&H International AS Class B (a)	29,272	319,888
Matas AS	26,239	493,329
NTG Nordic Transport Group AS (a)	7,197	256,336

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Per Aarsleff Holding AS	11,467	$799,327
Scandinavian Tobacco Group AS (d)	29,595	391,636
		4,768,302
FINLAND — 0.6%
Aktia Bank OYJ	23,573	224,815
Citycon OYJ (b)	94,511	314,933
Finnair OYJ (a) (b)	25,205	57,720
Harvia OYJ	5,969	264,852
Kalmar OYJ Class B (a)	10,658	351,067
Kamux Corp. (b)	14,198	38,813
Marimekko OYJ	14,954	187,677
Nokian Renkaat OYJ (b)	69,295	527,112
Outokumpu OYJ (b)	224,819	676,284
Revenio Group OYJ	13,968	384,449
Tokmanni Group Corp. (b)	21,741	272,630
YIT OYJ (a)	70,743	182,403
		3,482,755
FRANCE — 0.9%
Aubay	5,311	247,479
Beneteau SACA (b)	27,721	253,179
Bonduelle SCA (b)	12,950	88,772
Carbios SACA (a) (b)	6,572	45,664
Cie des Alpes (b)	5,652	88,726
Clariane SE (a) (b)	191,179	413,353
Derichebourg SA (b)	29,637	164,340
Elior Group SA (a) (b) (d)	61,148	178,306
Emeis SA (a) (b)	49,085	308,066
Esker SA	2,248	607,091
Etablissements Maurel et Prom SA	42,290	248,735
Euroapi SA (a) (b)	39,102	116,611
Fnac Darty SA (b)	12,146	359,079
GL Events SACA (b)	8,841	168,449
ICADE REIT	11,715	278,768
Kaufman & Broad SA (b)	9,136	308,880
Manitou BF SA	5,965	103,646
Medincell SA (a) (b)	8,155	140,348
Mercialys SA REIT	41,732	436,888
Mersen SA (b)	8,840	188,569
Nanobiotix SA (a)	13,459	42,145
Nexity SA (a) (b)	23,726	319,388
Quadient SA	18,204	353,630
SMCP SA (a) (b) (d)	28,123	106,875
Solutions 30 SE (a) (b)	73,807	69,931
Valneva SE (a) (b)	66,871	149,707
		5,786,625
GERMANY — 2.3%
2G Energy AG	5,488	130,705
About You Holding SE (a)	19,479	130,503
Amadeus Fire AG	3,154	248,540
ATAI Life Sciences NV (a) (b)	42,588	56,642
Aumann AG (d)	339	3,728
Security Description	Shares	Value
Borussia Dortmund GmbH & Co. KGaA	47,384	$154,068
BRANICKS Group AG (a) (b)	44,482	102,716
CANCOM SE	15,970	384,318
Ceconomy AG (a)	104,414	284,790
Cewe Stiftung & Co. KGaA	3,166	338,986
CompuGroup Medical SE & Co. KGaA	9,754	219,782
Deutsche Beteiligungs AG	7,844	186,817
Deutsche Pfandbriefbank AG (a) (d)	50,681	251,275
Deutz AG	61,147	255,677
Draegerwerk AG & Co. KGaA Preference Shares	4,933	237,528
Duerr AG	6,664	147,948
Eckert & Ziegler SE	8,082	372,417
Elmos Semiconductor SE	8,043	566,340
ElringKlinger AG	13,227	57,526
Evotec SE (a) (b)	60,673	514,866
flatexDEGIRO AG	27,856	426,183
GFT Technologies SE	11,802	270,083
Grenke AG	13,452	214,794
Hamborner REIT AG	48,990	319,594
Heidelberger Druckmaschinen AG (a)	74,234	70,259
HelloFresh SE (a)	67,540	822,467
Hornbach Holding AG & Co. KGaA	6,249	469,783
Hypoport SE (a)	1,772	308,448
Immatics NV (a) (b)	20,588	146,381
Indus Holding AG	20,988	441,181
Jenoptik AG	23,468	545,317
Jumia Technologies AG ADR (a)	52,890	202,040
Kloeckner & Co. SE	53,740	247,076
LPKF Laser & Electronics SE (a)	8,395	77,629
Medios AG (a)	6,482	88,734
Montana Aerospace AG (a) (d)	9,970	157,540
Nagarro SE (a)	5,460	447,501
Norma Group SE	16,502	255,292
Northern Data AG (a) (b)	7,235	334,136
Patrizia SE	25,280	206,802
Pfeiffer Vacuum Technology AG	3,588	570,681
ProSiebenSat.1 Media SE	39,709	203,784
PVA TePla AG (a)	8,051	107,878
SAF-Holland SE	32,291	494,204
Salzgitter AG	11,725	192,317
Secunet Security Networks AG	619	74,609
SFC Energy AG (a)	6,448	114,843
SGL Carbon SE (a)	15,158	62,784
Sirius Real Estate Ltd. REIT	709,889	697,916
SMA Solar Technology AG	8,550	120,054
Stabilus SE	12,001	375,918
STRATEC SE	1,918	59,185
SUSS MicroTec SE	10,527	530,319
Takkt AG	16,381	130,611

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Vossloh AG	4,142	$184,643
		14,616,158
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	990,409	265,939
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
HONG KONG — 1.1%
Bright Smart Securities & Commodities Group Ltd.	670,000	196,654
Cafe de Coral Holdings Ltd.	177,191	178,150
Canvest Environmental Protection Group Co. Ltd. (b)	631,000	372,851
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	56,813
C-Mer Medical Holdings Ltd. (a) (b)	326,000	84,354
Dah Sing Financial Holdings Ltd.	41,200	149,038
Envision Greenwise Holdings Ltd. (a)	224,000	216,273
Gold Financial Holdings Ltd. (a) (c)	1,158,000	—
Hang Lung Group Ltd.	131,000	176,399
HKBN Ltd. (b)	660,000	432,469
Hong Kong Technology Venture Co. Ltd. (a)	168,052	30,937
Hutchison Port Holdings Trust Stapled Security	2,102,100	344,745
Hutchison Telecommunications Hong Kong Holdings Ltd. (b)	658,000	77,931
Hysan Development Co. Ltd.	164,000	249,971
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd. (b)	142,000	262,139
Melco International Development Ltd. (a) (b)	726,000	416,836
Modern Dental Group Ltd.	177,000	94,790
Pacific Basin Shipping Ltd.	2,875,000	606,981
Pacific Textiles Holdings Ltd.	889,000	177,389
PAX Global Technology Ltd.	401,000	277,212
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Perfect Medical Health Management Ltd.	436,000	124,604
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	199,076	209,030
Realord Group Holdings Ltd. (a) (b)	444,000	422,969
Sa Sa International Holdings Ltd.	657,248	58,381
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
Security Description	Shares	Value
SMI Holdings Group Ltd. (a) (b) (c)	608,081	$—
Sunlight Real Estate Investment Trust	508,000	121,638
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
Truly International Holdings Ltd.	798,000	117,112
Value Partners Group Ltd. (a) (b)	402,000	79,179
Vitasoy International Holdings Ltd. (b)	542,000	710,298
Viva Goods Co. Ltd. (b)	1,192,000	93,605
VTech Holdings Ltd.	22,100	150,217
Yuexiu Real Estate Investment Trust (b)	1,462,000	180,681
		6,669,646
INDONESIA — 0.0% (f)
First Resources Ltd.	211,000	230,457
IRAQ — 0.1%
Genel Energy PLC (a) (b)	109,320	90,362
Gulf Keystone Petroleum Ltd.	160,005	291,768
		382,130
IRELAND — 0.6%
Amarin Corp. PLC ADR (a) (b)	133,907	64,945
C&C Group PLC	169,172	309,332
Cairn Homes PLC	226,974	546,448
COSMO Pharmaceuticals NV	4,635	325,792
Dalata Hotel Group PLC	134,084	648,401
GH Research PLC (a) (b)	9,456	66,192
Glenveagh Properties PLC (a) (b) (d)	227,140	376,326
Greencore Group PLC (a)	363,194	881,527
Irish Residential Properties REIT PLC (b)	408,461	384,895
Origin Enterprises PLC (b)	59,274	168,483
Uniphar PLC (b)	96,240	211,272
		3,983,613
ISRAEL — 3.9%
Airport City Ltd. (a)	10,881	174,847
Alony Hetz Properties & Investments Ltd.	40,940	341,574
Ashdod Refinery Ltd.	5,563	81,514
Ashtrom Group Ltd. (a)	11,878	207,168
AudioCodes Ltd. (b)	15,450	150,483
Azorim-Investment Development & Construction Co. Ltd. (a)	53,390	310,641
Blue Square Real Estate Ltd.	2,209	210,797
Cellcom Israel Ltd. (a)	34,826	198,137
Ceragon Networks Ltd. (a)	46,531	217,300
Clal Insurance Enterprises Holdings Ltd.	36,848	866,679
Cognyte Software Ltd. (a)	25,507	220,636
Compugen Ltd. (a) (b)	53,476	81,818
Danel Adir Yeoshua Ltd.	2,546	284,391

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Delek Automotive Systems Ltd. (a)	13,306	$102,618
Delta Galil Ltd.	5,564	306,936
El Al Israel Airlines (a)	279,495	608,750
Elco Ltd.	6,924	283,904
Electra Consumer Products 1970 Ltd. (a)	9,840	283,832
Electra Ltd.	444	249,878
Electreon Wireless Ltd. (a)	2,142	107,228
Energix-Renewable Energies Ltd.	87,573	300,430
Enlight Renewable Energy Ltd. (a)	36,796	636,721
FIBI Holdings Ltd.	6,747	345,345
Formula Systems 1985 Ltd.	5,668	476,008
Fox Wizel Ltd.	4,670	383,223
G City Ltd.	95,748	356,593
Gilat Satellite Networks Ltd. (a)	20,182	124,119
Harel Insurance Investments & Financial Services Ltd.	22,119	305,896
Hilan Ltd.	7,582	450,094
IDI Insurance Co. Ltd.	6,845	242,153
Innoviz Technologies Ltd. (a) (b)	61,721	103,691
Inrom Construction Industries Ltd.	73,354	347,478
Isracard Ltd.	86,647	385,003
Israel Canada TR Ltd.	93,487	362,287
Isras Investment Co. Ltd.	1,229	294,428
Ituran Location & Control Ltd.	13,643	424,979
Kornit Digital Ltd. (a)	18,052	558,709
Magic Software Enterprises Ltd.	11,990	144,240
Matrix IT Ltd.	30,909	725,295
Mega Or Holdings Ltd. REIT	11,920	378,833
Menora Mivtachim Holdings Ltd.	13,029	532,438
Migdal Insurance & Financial Holdings Ltd.	364,552	686,052
Mivne Real Estate KD Ltd.	135,506	404,995
Nano Dimension Ltd. ADR (a) (b)	112,492	278,980
Nano-X Imaging Ltd. (a) (b)	42,955	309,276
Next Vision Stabilized Systems Ltd.	13,592	225,461
Nexxen International Ltd. ADR (a)	14,960	149,899
Oil Refineries Ltd.	2,013,900	519,552
One Software Technologies Ltd.	21,841	410,068
OPC Energy Ltd. (a)	38,537	313,804
Oramed Pharmaceuticals, Inc. (a) (b)	12,418	30,052
Partner Communications Co. Ltd. (a)	77,176	506,225
Paz Retail & Energy Ltd.	5,563	688,571
Perion Network Ltd. (a)	23,566	199,604
Priortech Ltd. (a)	3,786	177,681
Radware Ltd. (a)	25,262	569,153
Security Description	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,978	$609,104
Reit 1 Ltd.	165,735	872,876
Sapiens International Corp. NV	24,375	659,941
Sella Capital Real Estate Ltd. REIT	168,952	443,287
Shufersal Ltd.	128,713	1,340,595
SimilarWeb Ltd. (a)	19,406	274,983
Strauss Group Ltd.	30,123	570,110
Summit Real Estate Holdings Ltd. REIT	11,823	181,710
Taboola.com Ltd. (a)	65,279	238,268
Tel Aviv Stock Exchange Ltd.	46,545	539,586
		24,366,927
ITALY — 1.6%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—
Anima Holding SpA (d)	146,160	1,003,442
Ariston Holding NV (b)	33,279	118,957
Arnoldo Mondadori Editore SpA	146,400	321,386
Ascopiave SpA (b)	37,976	108,141
Avio SpA (b)	6,961	100,193
Banca IFIS SpA	13,983	306,674
BFF Bank SpA (b) (d)	84,924	809,037
Biesse SpA	11,739	89,162
Cromwell European Real Estate Investment Trust	126,600	207,129
d'Amico International Shipping SA	21,571	90,017
Datalogic SpA	5,544	29,393
doValue SpA (a) (b) (d)	42,785	63,709
El.En. SpA	38,493	465,559
Esprinet SpA (a) (b)	26,914	120,508
Ferretti SpA (b)	68,757	200,422
Fila SpA (b)	10,788	115,955
Fincantieri SpA (a)	56,838	407,870
GVS SpA (a) (b) (d)	25,151	127,354
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	38,776	100,381
Italmobiliare SpA	2,249	60,201
Juventus Football Club SpA (a) (b)	104,390	326,666
MARR SpA (b)	30,650	319,285
Moltiply Group SpA	7,435	279,857
OVS SpA (d)	245,355	863,313
Piaggio & C SpA (b)	135,710	306,350
RAI Way SpA (d)	76,072	433,249
Safilo Group SpA (a) (b)	63,216	61,009
Salvatore Ferragamo SpA (b)	24,907	174,606
Sanlorenzo SpA (b)	3,931	132,496
Sesa SpA	1,471	94,820
Spaxs SpA (a) (b)	16,541	56,318
Tamburi Investment Partners SpA (b)	65,209	566,526

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Technogym SpA (b) (d)	39,276	$425,005
Technoprobe SpA (a)	21,169	125,933
Tinexta SpA (b)	8,773	71,949
Wizz Air Holdings PLC (a) (b) (d)	22,043	397,260
Zignago Vetro SpA (b)	18,528	180,346
		9,660,478
JAPAN — 39.4%
Access Co. Ltd. (a)	14,700	82,405
Activia Properties, Inc. REIT	144	300,993
Adastria Co. Ltd. (b)	9,800	216,066
Advanced Media, Inc.	15,100	105,496
Aeon Delight Co. Ltd. (b)	14,400	398,117
Aeon Fantasy Co. Ltd.	7,900	151,304
AEON REIT Investment Corp.	245	197,515
Ai Holdings Corp.	21,100	286,507
Aica Kogyo Co. Ltd.	7,900	165,982
Aichi Financial Group, Inc.	15,648	250,213
Aichi Steel Corp.	3,200	105,472
Aida Engineering Ltd.	29,900	154,865
Aiful Corp.	123,476	265,557
Ain Holdings, Inc.	6,400	177,470
Airtrip Corp.	10,400	75,902
Aisan Industry Co. Ltd.	30,200	338,972
Akatsuki, Inc.	2,300	42,177
Akebono Brake Industry Co. Ltd. (a)	71,400	52,246
Akita Bank Ltd.	1,800	25,541
Alconix Corp.	14,400	140,097
Altech Corp.	15,380	253,169
Amiyaki Tei Co. Ltd.	5,100	52,571
Amuse, Inc. (b)	9,300	84,798
Amvis Holdings, Inc.	32,300	149,621
Anest Iwata Corp.	24,500	224,640
AnGes, Inc. (a) (b)	71,600	24,146
Anicom Holdings, Inc.	47,800	195,872
Anycolor, Inc.	22,000	394,197
Appier Group, Inc.	28,500	264,762
Arata Corp.	12,000	242,046
ARCLANDS Corp.	27,248	294,048
Arcs Co. Ltd.	25,700	425,826
ARE Holdings, Inc.	46,957	510,922
Arealink Co. Ltd.	8,200	119,170
Argo Graphics, Inc.	14,400	461,797
Ariake Japan Co. Ltd. (b)	4,200	149,389
Arisawa Manufacturing Co. Ltd.	14,400	138,173
Artience Co. Ltd. (b)	21,300	427,599
As One Corp.	8,800	148,440
Asahi Yukizai Corp.	10,500	299,981
Asanuma Corp.	69,100	293,706
ASKA Pharmaceutical Holdings Co. Ltd.	10,500	140,236
ASKUL Corp.	25,300	271,094
Atom Corp. (a) (b)	14,900	63,900
Atrae, Inc.	21,100	106,064
Autobacs Seven Co. Ltd.	25,200	235,388
Security Description	Shares	Value
Avex, Inc.	18,900	$172,693
Awa Bank Ltd.	32,265	558,828
Axial Retailing, Inc.	39,600	231,815
AZ-COM MARUWA Holdings, Inc.	18,400	129,957
Bando Chemical Industries Ltd.	32,700	397,618
Bank of Iwate Ltd.	8,000	143,090
Bank of Nagoya Ltd.	3,160	129,287
Bank of Saga Ltd.	10,500	147,518
Bank of the Ryukyus Ltd.	49,120	333,176
BASE, Inc. (a)	30,700	63,486
Belc Co. Ltd.	6,300	268,580
Bell System24 Holdings, Inc.	15,900	130,207
Belluna Co. Ltd.	25,800	127,720
BML, Inc.	15,200	281,059
BrainPad, Inc.	16,800	132,232
Broadleaf Co. Ltd. (b)	55,600	237,740
BRONCO BILLY Co. Ltd. (b)	8,200	190,443
Bunka Shutter Co. Ltd.	42,000	519,789
Bushiroad, Inc. (b)	26,000	67,664
C Uyemura & Co. Ltd.	2,000	139,094
Can Do Co. Ltd. (b)	23,500	512,885
Casio Computer Co. Ltd.	33,500	279,557
Cawachi Ltd.	4,600	74,930
Central Glass Co. Ltd. (b)	21,469	453,532
Central Security Patrols Co. Ltd.	6,500	123,581
Change Holdings, Inc. (b)	19,300	146,875
Chiba Kogyo Bank Ltd.	51,000	473,136
Chiyoda Co. Ltd.	19,800	163,908
Chiyoda Corp. (a) (b)	103,700	213,787
Chiyoda Integre Co. Ltd.	5,600	116,162
Chofu Seisakusho Co. Ltd.	14,400	177,389
Chubu Shiryo Co. Ltd.	10,500	88,725
Chudenko Corp.	9,800	208,895
Chugoku Marine Paints Ltd.	33,500	505,186
Citizen Watch Co. Ltd.	136,900	813,595
CKD Corp.	42,259	697,774
CMK Corp.	39,200	107,753
COLOPL, Inc.	33,900	103,538
Colowide Co. Ltd. (b)	113,900	1,238,579
Comforia Residential REIT, Inc.	112	198,045
Computer Engineering & Consulting Ltd.	10,400	132,349
Comture Corp.	14,400	207,167
Cosel Co. Ltd.	22,500	152,758
Cover Corp. (a) (b)	17,000	284,271
CRE Logistics REIT, Inc.	387	338,588
Create Restaurants Holdings, Inc.	43,500	323,842
CTS Co. Ltd.	33,900	194,780
Cuorips, Inc. (a)	2,400	70,400
Curves Holdings Co. Ltd.	23,600	116,679
Cyber Security Cloud, Inc. (a) (b)	2,500	31,178
CYBERDYNE, Inc. (a)	68,900	79,352
Cybozu, Inc. (b)	28,400	523,510

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Dai Nippon Toryo Co. Ltd.	10,500	$77,567
Dai-Dan Co. Ltd.	11,200	275,083
Daido Metal Co. Ltd.	27,800	92,867
Daido Steel Co. Ltd.	26,600	201,074
Daiei Kankyo Co. Ltd.	8,800	161,878
Daihen Corp.	9,600	494,172
Daiho Corp.	15,900	337,405
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	21,900	99,355
Daiichikosho Co. Ltd.	19,900	233,239
Daiki Aluminium Industry Co. Ltd.	33,900	229,077
Daikokutenbussan Co. Ltd.	3,700	225,541
Daikyonishikawa Corp.	19,100	78,388
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	169,382
Daio Paper Corp. (b)	24,600	130,232
Daiseki Co. Ltd.	27,139	622,525
Daishi Hokuetsu Financial Group, Inc.	58,102	1,068,432
Daito Pharmaceutical Co. Ltd.	9,460	125,804
Daiwa Securities Living Investments Corp. REIT	229	129,829
Daiwabo Holdings Co. Ltd.	50,074	983,574
DCM Holdings Co. Ltd.	70,764	644,783
Demae-Can Co. Ltd. (a)	65,572	103,890
DeNA Co. Ltd. (b)	53,600	1,069,203
Denka Co. Ltd.	23,600	335,094
Denyo Co. Ltd.	9,800	186,198
DIC Corp. (b)	18,100	389,733
Digital Arts, Inc.	8,100	311,301
Digital Garage, Inc. (b)	17,084	419,599
Digital Hearts Holdings Co. Ltd.	6,200	33,217
Dip Corp. (b)	16,100	256,518
DKS Co. Ltd.	8,400	204,709
Doshisha Co. Ltd.	14,400	200,662
Doutor Nichires Holdings Co. Ltd.	45,552	677,947
Dowa Holdings Co. Ltd.	27,700	785,386
DTS Corp.	40,087	1,070,024
Duskin Co. Ltd.	22,600	533,795
DyDo Group Holdings, Inc. (b)	8,200	172,181
Earth Corp. (b)	10,300	367,015
EDION Corp.	68,905	785,243
eGuarantee, Inc.	24,600	278,777
Ehime Bank Ltd.	20,740	147,540
Eiken Chemical Co. Ltd.	19,100	260,687
Eizo Corp.	21,200	295,688
en Japan, Inc.	17,600	237,526
Enplas Corp.	4,200	130,281
eRex Co. Ltd. (a)	26,400	124,642
ES-Con Japan Ltd. (b)	33,900	210,311
Eslead Corp.	16,400	475,325
ESPEC Corp.	16,200	279,552
Eternal Hospitality Group Co. Ltd. (b)	14,400	258,386
euglena Co. Ltd. (a) (b)	42,300	111,698
Security Description	Shares	Value
Exedy Corp.	17,400	$487,147
Ezaki Glico Co. Ltd.	6,600	197,127
FCC Co. Ltd.	32,728	665,347
Feed One Co. Ltd.	9,160	46,569
Ferrotec Holdings Corp.	33,578	552,084
FIDEA Holdings Co. Ltd.	11,910	106,929
Financial Partners Group Co. Ltd.	27,900	513,938
Fixstars Corp. (b)	17,800	241,471
Food & Life Cos. Ltd.	70,900	1,508,587
FP Corp.	9,000	160,003
Freee KK (a) (b)	31,400	606,382
Fronteo, Inc. (a)	18,600	76,100
Frontier Real Estate Investment Corp. REIT	295	145,848
Fudo Tetra Corp.	9,040	123,095
Fuji Co. Ltd. (b)	19,100	250,113
Fuji Corp.	11,900	182,596
Fuji Kyuko Co. Ltd.	11,000	156,573
Fuji Oil Holdings, Inc.	12,600	284,614
Fuji Pharma Co. Ltd.	7,000	71,220
Fuji Seal International, Inc.	11,000	177,921
Fujibo Holdings, Inc.	7,200	249,682
Fujimi, Inc.	27,083	415,137
Fujita Kanko, Inc.	4,399	225,324
Fujitsu General Ltd.	18,900	279,844
Fujiya Co. Ltd. (b)	200	3,361
Fukuda Corp.	4,000	133,622
Fukui Bank Ltd.	12,900	150,867
Fukuoka REIT Corp.	784	723,339
Fukushima Galilei Co. Ltd.	16,800	282,637
Fukuyama Transporting Co. Ltd.	5,600	131,840
FULLCAST Holdings Co. Ltd.	10,400	98,137
Funai Soken Holdings, Inc. (b)	21,300	323,918
Furukawa Co. Ltd.	17,838	182,284
Furukawa Electric Co. Ltd.	54,100	2,301,213
Furuno Electric Co. Ltd.	19,800	338,273
Fuso Chemical Co. Ltd.	14,400	326,648
Futaba Corp.	10,500	33,940
GA Technologies Co. Ltd. (a)	11,400	112,651
Gakken Holdings Co. Ltd.	21,000	142,040
GENDA, Inc. (a)	15,400	251,343
Genki Global Dining Concepts Corp.	3,200	71,570
Genky DrugStores Co. Ltd.	10,400	206,796
Geo Holdings Corp.	20,200	212,334
giftee, Inc. (b)	9,300	76,691
Giken Ltd.	8,900	100,009
Global One Real Estate Investment Corp. REIT	444	279,689
GLOBERIDE, Inc.	12,200	149,977
Glory Ltd.	30,900	510,216
GMO GlobalSign Holdings KK (b)	10,100	151,731
GMO internet group, Inc.	16,900	288,190
GNI Group Ltd. (a) (b)	15,800	342,320

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Goldcrest Co. Ltd. (b)	15,100	$301,212
Gree, Inc.	47,200	136,951
GS Yuasa Corp.	32,498	548,181
G-Tekt Corp.	15,400	172,167
GungHo Online Entertainment, Inc.	15,800	335,182
Gunze Ltd.	9,200	319,623
Gurunavi, Inc. (a)	36,800	62,988
H.U. Group Holdings, Inc.	28,397	462,382
H2O Retailing Corp.	63,100	928,673
Hamakyorex Co. Ltd.	28,600	245,491
Hankyu Hanshin REIT, Inc.	533	413,757
Hanwa Co. Ltd.	24,244	768,231
Happinet Corp.	3,700	113,124
Hazama Ando Corp.	91,901	695,865
Heiwa Real Estate Co. Ltd.	20,700	574,268
Heiwa Real Estate REIT, Inc.	568	434,421
Heiwado Co. Ltd.	19,800	289,012
Hennge KK	8,800	70,104
Hibiya Engineering Ltd.	7,500	181,821
Hiday Hidaka Corp.	10,804	192,074
Hino Motors Ltd. (a)	101,900	366,985
Hioki EE Corp. (b)	8,200	392,886
Hirano Tecseed Co. Ltd.	10,400	124,408
Hirata Corp.	6,800	236,676
HIS Co. Ltd. (a)	18,000	165,386
Hochiki Corp.	17,100	283,223
Hogy Medical Co. Ltd. (b)	10,500	317,352
Hokkaido Electric Power Co., Inc. (b)	97,800	518,995
Hokkoku Financial Holdings, Inc. (b)	14,900	509,118
Hokuetsu Corp. (b)	50,100	487,420
Hokuhoku Financial Group, Inc.	68,700	839,516
Hokuriku Electric Power Co.	100,000	547,277
H-One Co. Ltd.	21,000	148,721
Hoosiers Holdings Co. Ltd.	40,400	268,117
Hoshino Resorts REIT, Inc.	308	437,816
Hosiden Corp.	24,000	353,067
Hosokawa Micron Corp.	9,600	257,470
House Foods Group, Inc.	7,300	134,518
Hulic Reit, Inc.	232	202,683
Hyakugo Bank Ltd.	112,400	452,003
Hyakujushi Bank Ltd.	16,300	339,670
Ichibanya Co. Ltd.	28,200	183,741
Ichigo Hotel REIT Investment Corp.	235	230,275
Ichigo Office REIT Investment Corp.	883	448,916
Ichigo, Inc.	152,900	365,808
Ichikoh Industries Ltd.	30,400	77,567
Idec Corp.	14,500	229,365
Iino Kaiun Kaisha Ltd.	68,980	515,287
Inaba Denki Sangyo Co. Ltd.	18,000	448,626
Inabata & Co. Ltd.	19,900	421,653
Infomart Corp. (b)	81,300	159,331
Security Description	Shares	Value
Inforich, Inc. (a)	4,900	$130,014
Insource Co. Ltd.	34,800	250,216
Intage Holdings, Inc. (b)	17,300	175,796
Integrated Design & Engineering Holdings Co. Ltd.	9,800	404,696
Iriso Electronics Co. Ltd.	10,300	176,953
Ishihara Sangyo Kaisha Ltd.	17,000	166,582
Ispace, Inc. (a)	40,900	176,966
Istyle, Inc. (a) (b)	33,900	95,557
Itfor, Inc.	39,400	357,749
Itochu Enex Co. Ltd.	19,300	201,277
Itoham Yonekyu Holdings, Inc.	5,500	138,585
Itoki Corp. (b)	29,100	304,961
Izumi Co. Ltd.	18,500	379,158
J Trust Co. Ltd.	55,000	169,382
Jaccs Co. Ltd. (b)	15,000	372,709
Jade Group, Inc. (a)	4,100	39,810
JAFCO Group Co. Ltd.	49,380	679,619
Japan Aviation Electronics Industry Ltd.	38,290	725,795
Japan Communications, Inc. (a) (b)	129,900	105,798
Japan Display, Inc. (a) (b)	1,338,410	170,325
Japan Elevator Service Holdings Co. Ltd.	23,000	426,750
Japan Excellent, Inc. REIT (b)	1,049	775,603
Japan Lifeline Co. Ltd.	30,100	264,112
Japan Logistics Fund, Inc. REIT	132	221,064
Japan Material Co. Ltd. (b)	43,074	465,657
Japan Pulp & Paper Co. Ltd.	79,000	344,331
Japan Securities Finance Co. Ltd.	26,300	344,062
Japan Wool Textile Co. Ltd.	22,400	185,859
JCR Pharmaceuticals Co. Ltd.	32,000	123,594
JCU Corp.	13,747	336,327
JINS Holdings, Inc. (b)	6,600	270,451
JMDC, Inc.	21,500	537,090
Joshin Denki Co. Ltd.	13,500	196,281
Joyful Honda Co. Ltd. (b)	45,800	538,258
JSP Corp.	8,100	112,460
Juki Corp. (a)	32,000	75,744
Juroku Financial Group, Inc.	18,000	490,201
Justsystems Corp.	6,600	147,614
JVCKenwood Corp.	77,800	864,582
Kaga Electronics Co. Ltd.	36,600	674,198
Kameda Seika Co. Ltd. (b)	3,900	103,605
Kamei Corp.	19,300	231,855
Kanadevia Corp.	41,800	261,981
Kanamoto Co. Ltd.	18,100	386,969
Kaneka Corp.	7,000	167,205
Kanematsu Corp.	82,735	1,386,111
Kanto Denka Kogyo Co. Ltd.	24,000	149,198
Kasumigaseki Capital Co. Ltd.	2,400	205,243
Katakura Industries Co. Ltd. (b)	55,048	697,382
Katitas Co. Ltd.	12,400	179,341
Kato Sangyo Co. Ltd.	10,400	298,778

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kawada Technologies, Inc.	3,900	$68,267
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	116,931
KeePer Technical Laboratory Co. Ltd. (b)	11,600	351,336
Keiyo Bank Ltd.	75,600	379,058
Kenko Mayonnaise Co. Ltd.	14,400	184,169
KH Neochem Co. Ltd.	17,200	222,935
Kisoji Co. Ltd.	10,300	138,220
Kissei Pharmaceutical Co. Ltd.	23,000	608,806
Kitanotatsujin Corp. (b)	46,800	44,668
Kitz Corp. (b)	109,955	795,488
Kiyo Bank Ltd.	65,565	923,650
Koa Corp. (b)	18,700	117,916
Kohnan Shoji Co. Ltd.	10,500	240,519
Kokuyo Co. Ltd. (b)	9,600	170,853
KOMEDA Holdings Co. Ltd.	21,800	393,388
Komeri Co. Ltd.	10,300	216,604
Komori Corp.	48,436	372,300
Konica Minolta, Inc.	256,300	1,080,420
Konishi Co. Ltd. (b)	29,200	243,024
Konoike Transport Co. Ltd.	14,400	283,125
Kosaido Holdings Co. Ltd. (b)	41,400	133,030
Koshidaka Holdings Co. Ltd. (b)	23,600	169,837
Kotobuki Spirits Co. Ltd. (b)	30,500	422,878
Kourakuen Corp. (a) (b)	8,000	54,467
Krosaki Harima Corp.	13,400	217,848
K's Holdings Corp.	41,100	368,216
Kumagai Gumi Co. Ltd.	18,200	460,906
Kumiai Chemical Industry Co. Ltd.	49,300	235,897
Kura Sushi, Inc. (b)	14,400	264,342
Kurabo Industries Ltd.	18,870	690,395
Kureha Corp.	22,000	402,456
Kusuri No. Aoki Holdings Co. Ltd.	24,400	505,513
KYB Corp.	27,366	511,763
Kyoei Steel Ltd.	17,200	200,937
Kyokuto Kaihatsu Kogyo Co. Ltd.	17,000	276,050
Kyorin Pharmaceutical Co. Ltd.	29,300	280,583
Kyoritsu Maintenance Co. Ltd. (b)	28,600	532,929
Kyosan Electric Manufacturing Co. Ltd.	14,400	49,845
Lacto Japan Co. Ltd.	7,400	126,708
LaSalle Logiport REIT	244	220,618
LEC, Inc.	15,900	130,510
Leopalace21 Corp.	145,520	548,154
Life Corp.	5,800	129,721
Lifedrink Co., Inc.	25,400	367,521
Lifenet Insurance Co. (a) (b)	58,200	674,729
Lintec Corp.	16,000	312,039
M&A Capital Partners Co. Ltd. (b)	8,400	142,013
M&A Research Institute Holdings, Inc. (a) (b)	12,300	159,424
Security Description	Shares	Value
Maeda Kosen Co. Ltd.	15,200	$188,984
Makino Milling Machine Co. Ltd.	18,548	1,268,713
Mandom Corp.	17,000	138,782
Mani, Inc. (b)	12,100	139,201
Mars Group Holdings Corp.	14,400	308,781
Marudai Food Co. Ltd.	34,931	369,625
Maruha Nichiro Corp.	32,102	620,347
Maruichi Steel Tube Ltd.	6,500	144,633
Marusan Securities Co. Ltd. (b)	64,038	408,285
Matsuya Co. Ltd.	29,100	191,087
Max Co. Ltd.	20,400	456,910
Maxell Ltd.	26,400	314,462
MCJ Co. Ltd.	40,600	370,711
MEC Co. Ltd. (b)	15,600	347,913
Media Do Co. Ltd.	4,300	38,989
Medical Data Vision Co. Ltd. (b)	64,000	160,041
Medinet Co. Ltd. (a) (b)	553,100	126,696
Medley, Inc. (a)	9,600	234,258
Megachips Corp.	13,719	551,693
Megmilk Snow Brand Co. Ltd.	23,500	413,000
Meidensha Corp.	26,849	747,419
Meiko Electronics Co. Ltd.	13,367	785,894
Meiko Network Japan Co. Ltd.	27,600	127,322
Meisei Industrial Co. Ltd.	30,500	280,237
MEITEC Group Holdings, Inc.	28,900	545,231
Melco Holdings, Inc.	4,000	56,452
Menicon Co. Ltd. (b)	50,100	446,297
Micronics Japan Co. Ltd. (b)	7,600	182,553
Mie Kotsu Group Holdings, Inc.	50,100	158,117
Milbon Co. Ltd.	12,200	272,086
Mirai Corp. REIT	1,220	316,722
Mirait One Corp.	41,401	606,421
Miroku Jyoho Service Co. Ltd.	10,500	132,219
Mitsubishi Estate Logistics REIT Investment Corp.	302	665,837
Mitsubishi Kakoki Kaisha Ltd.	16,500	396,332
Mitsubishi Logisnext Co. Ltd.	14,400	179,863
Mitsubishi Pencil Co. Ltd. (b)	27,400	401,341
Mitsubishi Research Institute, Inc.	6,900	212,936
Mitsubishi Shokuhin Co. Ltd.	8,000	255,536
Mitsuboshi Belting Ltd. (b)	14,500	369,051
Mitsui DM Sugar Holdings Co. Ltd.	24,800	533,367
Mitsui E&S Co. Ltd.	32,100	376,229
Mitsui Fudosan Logistics Park, Inc. REIT	593	382,982
Mitsui High-Tec, Inc.	48,400	254,688
Mitsui Matsushima Holdings Co. Ltd. (b)	8,400	217,002
Mitsui Mining & Smelting Co. Ltd.	29,831	885,857
Mitsui-Soko Holdings Co. Ltd.	15,900	750,687
MIXI, Inc.	23,800	461,886
Miyaji Engineering Group, Inc.	10,400	132,680
Miyazaki Bank Ltd.	4,180	83,249
Mizuho Leasing Co. Ltd.	51,600	346,714

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mizuno Corp.	7,800	$444,693
Mochida Pharmaceutical Co. Ltd.	16,200	362,840
Modec, Inc.	28,100	598,082
Monex Group, Inc.	90,607	555,196
Money Forward, Inc. (a)	25,100	771,558
Monogatari Corp. (b)	14,000	308,666
Mori Hills REIT Investment Corp.	230	181,325
Mori Trust Reit, Inc.	1,470	576,177
Morinaga & Co. Ltd.	16,200	280,016
Morinaga Milk Industry Co. Ltd.	38,600	719,022
Morita Holdings Corp.	22,000	305,167
MOS Food Services, Inc. (b)	14,400	339,018
m-up Holdings, Inc.	15,900	166,122
Musashi Seimitsu Industry Co. Ltd.	28,500	718,122
Musashino Bank Ltd.	10,480	200,051
Nachi-Fujikoshi Corp. (b)	14,400	289,997
Nagaileben Co. Ltd.	14,400	201,853
Nagano Keiki Co. Ltd. (b)	24,900	397,836
Nakanishi, Inc.	9,000	137,096
Namura Shipbuilding Co. Ltd.	22,100	245,665
Nankai Electric Railway Co. Ltd.	12,500	197,450
NANO MRNA Co. Ltd. (a) (b)	88,800	83,059
Nanto Bank Ltd.	9,800	201,101
Neturen Co. Ltd.	56,583	352,114
Nextage Co. Ltd. (b)	31,340	282,969
NexTone, Inc. (a)	4,200	34,581
Nichiban Co. Ltd.	9,800	131,822
Nichicon Corp.	40,300	281,300
Nichiha Corp.	17,100	317,714
Nichireki Group Co. Ltd.	10,500	179,387
Nihon M&A Center Holdings, Inc.	184,300	775,383
Nihon Nohyaku Co. Ltd. (b)	33,900	151,855
Nihon Parkerizing Co. Ltd.	55,600	461,329
Nihon Tokushu Toryo Co. Ltd.	10,500	85,117
Nihon Trim Co. Ltd.	1,500	35,696
Nikkiso Co. Ltd.	65,840	406,787
Nikkon Holdings Co. Ltd.	124,476	1,614,957
Nippn Corp. (b)	9,600	133,530
Nippon Carbide Industries Co., Inc.	16,300	179,843
Nippon Carbon Co. Ltd. (b)	14,471	404,683
Nippon Ceramic Co. Ltd.	10,400	169,407
Nippon Chemical Industrial Co. Ltd.	8,100	122,510
Nippon Coke & Engineering Co. Ltd. (b)	370,972	226,605
Nippon Densetsu Kogyo Co. Ltd.	24,400	309,425
Nippon Gas Co. Ltd.	58,900	812,892
Nippon Kayaku Co. Ltd.	46,300	378,272
Nippon Light Metal Holdings Co. Ltd.	33,790	335,191
Security Description	Shares	Value
Nippon Paper Industries Co. Ltd.	43,300	$239,974
Nippon Parking Development Co. Ltd.	245,391	334,141
NIPPON REIT Investment Corp. (b)	1,668	807,679
Nippon Road Co. Ltd.	23,500	266,162
Nippon Sheet Glass Co. Ltd. (a)	43,800	99,495
Nippon Shinyaku Co. Ltd.	15,600	395,956
Nippon Shokubai Co. Ltd.	27,200	331,433
Nippon Signal Co. Ltd.	31,400	185,811
Nippon Soda Co. Ltd.	29,000	536,600
Nippon Thompson Co. Ltd.	53,800	171,848
Nippon Yakin Kogyo Co. Ltd.	8,600	219,980
Nipro Corp.	46,000	438,165
Nishimatsu Construction Co. Ltd.	27,583	919,667
Nishimatsuya Chain Co. Ltd.	24,453	365,799
Nishi-Nippon Financial Holdings, Inc.	76,900	991,832
Nishio Holdings Co. Ltd. (b)	14,600	438,948
Nissan Shatai Co. Ltd. (b)	22,400	142,530
Nissei ASB Machine Co. Ltd.	4,700	151,922
Nissha Co. Ltd.	24,600	255,298
Nisshin Oillio Group Ltd.	13,600	447,391
Nisshinbo Holdings, Inc. (b)	72,700	416,790
Nissin Corp.	10,500	309,668
Nissui Corp.	147,954	846,716
Nitta Corp. (b)	10,100	239,390
Nittetsu Mining Co. Ltd.	6,400	181,827
Nitto Boseki Co. Ltd.	17,430	712,017
Nitto Kogyo Corp.	22,500	414,466
Nittoku Co. Ltd.	9,400	123,511
Noevir Holdings Co. Ltd.	4,000	124,586
Nohmi Bosai Ltd.	17,600	372,359
Nojima Corp.	18,000	262,395
Nomura Co. Ltd.	43,600	248,572
Nomura Micro Science Co. Ltd. (b)	9,100	133,813
Noritake Co. Ltd.	14,000	353,652
Noritsu Koki Co. Ltd.	9,800	323,632
Noritz Corp. (b)	15,100	160,070
North Pacific Bank Ltd.	150,600	438,883
NPR-RIKEN Corp. (b)	11,400	186,059
NS United Kaiun Kaisha Ltd. (b)	10,000	258,017
NSD Co. Ltd.	39,006	838,644
NTN Corp.	204,900	332,069
NTT UD REIT Investment Corp.	1,297	987,027
Nxera Pharma Co. Ltd. (a)	33,900	226,058
Obara Group, Inc. (b)	8,900	226,804
Ogaki Kyoritsu Bank Ltd.	10,000	123,187
Ohara, Inc.	9,600	70,247
Ohsho Food Service Corp. (b)	20,200	392,021
Oiles Corp.	14,400	227,417
Oisix ra daichi, Inc. (a) (b)	11,800	94,604
Oita Bank Ltd.	15,380	305,819
Okabe Co. Ltd.	18,600	90,657

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Okamoto Industries, Inc.	6,360	$232,288
Okamura Corp.	55,168	724,177
Okasan Securities Group, Inc.	88,782	361,545
Oki Electric Industry Co. Ltd.	48,900	332,306
Okinawa Electric Power Co., Inc.	38,777	236,866
Okinawa Financial Group, Inc.	23,500	389,224
OKUMA Corp. (b)	26,400	572,818
Okumura Corp.	16,800	421,176
Okuwa Co. Ltd.	3,900	21,987
One REIT, Inc.	160	234,156
Open Up Group, Inc. (b)	40,777	464,955
Optex Group Co. Ltd.	17,700	197,317
Optorun Co. Ltd. (b)	14,400	172,991
Oriental Shiraishi Corp.	95,200	236,849
Osaka Organic Chemical Industry Ltd.	21,200	389,980
Osaka Soda Co. Ltd. (b)	52,400	665,503
Osaka Steel Co. Ltd.	6,400	120,255
OSAKA Titanium Technologies Co. Ltd. (b)	18,800	222,021
Osaki Electric Co. Ltd.	16,000	79,206
OSG Corp.	27,500	324,502
Oyo Corp.	19,200	314,828
Pacific Industrial Co. Ltd.	30,500	265,487
Pacific Metals Co. Ltd. (a)	7,399	68,453
Pack Corp. (b)	9,800	223,237
PAL GROUP Holdings Co. Ltd.	18,200	353,786
PALTAC Corp.	4,900	136,000
Paramount Bed Holdings Co. Ltd.	23,000	396,163
Park24 Co. Ltd.	48,200	678,867
Pasona Group, Inc.	10,500	136,829
Penta-Ocean Construction Co. Ltd.	149,453	622,404
Pharma Foods International Co. Ltd.	10,400	66,108
Pigeon Corp. (b)	53,800	498,427
PILLAR Corp.	15,000	413,273
Pilot Corp. (b)	13,100	405,270
Piolax, Inc.	16,200	262,235
PKSHA Technology, Inc. (a) (b)	9,500	231,818
Plus Alpha Consulting Co. Ltd.	20,100	244,152
Pole To Win Holdings, Inc.	17,500	50,665
Press Kogyo Co. Ltd.	215,610	769,644
Pressance Corp.	5,500	69,957
Prestige International, Inc.	54,800	237,806
Prima Meat Packers Ltd.	14,700	207,835
Procrea Holdings, Inc.	5,930	66,748
Qol Holdings Co. Ltd.	10,500	98,680
Raito Kogyo Co. Ltd.	37,614	531,325
Raiznext Corp.	30,500	304,495
Raksul, Inc. (b)	23,900	202,411
RaQualia Pharma, Inc. (a) (b)	18,300	44,714
Relo Group, Inc.	29,100	357,084
Rengo Co. Ltd.	36,900	205,678
RENOVA, Inc. (a) (b)	48,600	239,042
Security Description	Shares	Value
ReproCELL, Inc. (a)	42,600	$28,190
Resorttrust, Inc.	46,974	939,121
Restar Corp.	10,500	173,374
Retail Partners Co. Ltd.	10,500	84,583
Rheon Automatic Machinery Co. Ltd.	10,500	97,678
Ricoh Leasing Co. Ltd.	7,700	256,732
Riken Keiki Co. Ltd.	27,336	669,659
Riken Technos Corp.	48,700	333,736
Riken Vitamin Co. Ltd.	10,500	163,887
Ringer Hut Co. Ltd.	14,400	201,028
Riso Kagaku Corp.	18,400	188,027
Rock Field Co. Ltd. (b)	14,400	140,372
Round One Corp.	129,600	1,082,749
Royal Holdings Co. Ltd. (b)	14,400	219,354
RS Technologies Co. Ltd.	9,800	215,755
Ryobi Ltd. (b)	16,400	237,401
Ryoyo Ryosan Holdings, Inc. (b)	13,067	204,037
S Foods, Inc. (b)	14,400	250,781
Sac's Bar Holdings, Inc.	30,900	192,289
Sagami Holdings Corp.	22,400	253,276
Saizeriya Co. Ltd. (b)	14,600	497,009
Sakai Chemical Industry Co. Ltd.	26,953	449,674
Sakai Moving Service Co. Ltd.	8,400	132,286
Sakata INX Corp. (b)	23,200	257,450
Sakata Seed Corp.	16,000	352,762
Sakura Internet, Inc. (b)	8,700	246,341
Sala Corp.	38,900	222,272
San-A Co. Ltd.	20,900	386,456
San-Ai Obbli Co. Ltd.	39,200	472,665
SanBio Co. Ltd. (a) (b)	14,400	68,811
Sangetsu Corp.	32,100	611,526
San-In Godo Bank Ltd.	78,500	631,856
Sanken Electric Co. Ltd. (a) (b)	11,818	436,370
Sanki Engineering Co. Ltd.	25,100	505,482
Sankyo Tateyama, Inc.	28,000	118,478
Sankyu, Inc.	9,000	313,362
Sanoh Industrial Co. Ltd. (b)	39,800	189,681
Sansan, Inc. (a)	63,200	922,907
Sanyo Chemical Industries Ltd.	5,400	141,563
Sanyo Denki Co. Ltd.	5,000	289,832
Sanyo Electric Railway Co. Ltd.	7,800	100,701
Sanyo Special Steel Co. Ltd.	20,287	248,876
Sanyo Trading Co. Ltd.	27,700	283,944
Sato Holdings Corp.	27,040	379,207
Sawai Group Holdings Co. Ltd. (b)	39,800	544,730
SBI ARUHI Corp.	14,400	75,775
Seikagaku Corp.	21,800	111,525
Seiko Group Corp.	11,800	367,530
Seiren Co. Ltd.	39,812	709,553
Sekisui Jushi Corp.	14,500	195,874
Sekisui Kasei Co. Ltd.	22,400	50,741
Senko Group Holdings Co. Ltd. (b)	45,800	434,220

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Senshu Ikeda Holdings, Inc.	137,260	$345,857
Septeni Holdings Co. Ltd. (b)	18,700	47,119
Seria Co. Ltd.	18,000	322,639
Shibaura Machine Co. Ltd. (b)	10,200	232,674
Shibaura Mechatronics Corp.	3,400	173,072
Shibuya Corp.	14,400	353,678
SHIFT, Inc. (a)	5,200	602,685
Shiga Bank Ltd.	27,800	695,177
Shikoku Bank Ltd.	24,000	177,297
Shikoku Electric Power Co., Inc.	93,700	736,018
Shikoku Kasei Holdings Corp. (b)	23,400	309,548
Shima Seiki Manufacturing Ltd. (b)	20,645	137,668
Shimadaya Corp.	4,000	35,403
Shinagawa Refractories Co. Ltd.	29,400	329,057
Shin-Etsu Polymer Co. Ltd.	22,000	230,695
Shinmaywa Industries Ltd.	26,000	230,949
Ship Healthcare Holdings, Inc.	9,800	137,497
Shizuoka Gas Co. Ltd.	27,600	187,910
Shochiku Co. Ltd. (b)	14,093	984,609
Shoei Co. Ltd. (b)	17,800	255,176
Shoei Foods Corp. (b)	7,200	184,856
Siix Corp. (b)	20,900	160,381
Simplex Holdings, Inc.	9,900	156,727
Sinfonia Technology Co. Ltd.	28,880	1,179,751
Sinko Industries Ltd.	43,200	351,021
Sintokogio Ltd.	32,800	197,852
SKY Perfect JSAT Holdings, Inc.	55,600	321,586
SMS Co. Ltd.	23,300	233,208
Sodick Co. Ltd.	25,300	118,483
Solasto Corp.	44,800	135,118
Sotetsu Holdings, Inc.	37,600	596,801
Sourcenext Corp. (a) (b)	22,000	24,497
S-Pool, Inc.	26,600	53,992
St. Marc Holdings Co. Ltd.	9,800	169,112
Star Asia Investment Corp. REIT	2,409	790,942
Star Micronics Co. Ltd. (b)	19,400	233,057
Starts Corp., Inc.	24,600	594,808
Starts Proceed Investment Corp. REIT	216	238,870
Starzen Co. Ltd.	9,600	177,450
Stella Chemifa Corp.	7,200	202,494
StemRIM, Inc. (a) (b)	18,800	37,562
Studio Alice Co. Ltd. (b)	10,800	144,586
Sumida Corp. (b)	18,500	104,413
Sumiseki Holdings, Inc.	13,000	64,024
Sumitomo Densetsu Co. Ltd.	15,300	483,845
Sumitomo Mitsui Construction Co. Ltd. (b)	75,160	197,513
Sumitomo Osaka Cement Co. Ltd.	19,179	404,790
Sumitomo Pharma Co. Ltd. (a)	119,400	427,731
Sumitomo Seika Chemicals Co. Ltd.	2,400	72,919
Sumitomo Warehouse Co. Ltd.	39,726	710,043
Sun Corp.	5,300	331,503
Security Description	Shares	Value
Sun Frontier Fudousan Co. Ltd.	20,500	$253,837
Sun-Wa Technos Corp.	20,200	290,224
Suruga Bank Ltd.	108,400	778,030
SWCC Corp.	16,700	807,585
SymBio Pharmaceuticals Ltd. (a) (b)	23,800	30,136
Syuppin Co. Ltd.	20,200	136,372
T Hasegawa Co. Ltd.	12,400	244,986
Tachi-S Co. Ltd.	19,700	218,610
Tadano Ltd.	64,400	470,625
Taihei Dengyo Kaisha Ltd.	12,500	400,070
Taiho Kogyo Co. Ltd.	22,500	94,203
Taikisha Ltd.	10,500	334,054
Taiko Pharmaceutical Co. Ltd. (a)	33,900	71,398
Taiyo Holdings Co. Ltd.	18,600	485,238
Takamatsu Construction Group Co. Ltd.	7,900	141,100
Takaoka Toko Co. Ltd.	1,900	25,134
Takara Bio, Inc.	20,900	139,635
Takara Holdings, Inc.	69,400	598,352
Takara Standard Co. Ltd.	28,800	309,880
Takasago International Corp.	23,400	868,045
Takeuchi Manufacturing Co. Ltd. (b)	21,300	674,943
Takuma Co. Ltd.	33,900	357,853
Tamron Co. Ltd. (b)	19,800	566,308
Tamura Corp.	47,800	156,332
Tanseisha Co. Ltd.	22,800	144,495
Tayca Corp.	10,500	105,494
TechMatrix Corp.	25,400	383,198
Teijin Ltd.	42,200	359,275
Teikoku Electric Manufacturing Co. Ltd.	3,600	65,238
Teikoku Sen-I Co. Ltd. (b)	14,400	216,788
TerraSky Co. Ltd. (a)	3,000	43,981
TKC Corp.	18,400	444,897
TKP Corp. (a)	18,200	146,494
Toa Corp. (e)	18,700	119,582
Toa Corp. (b) (e)	32,400	246,360
TOA ROAD Corp.	63,600	529,730
Toagosei Co. Ltd. (b)	123,888	1,195,051
TOBISHIMA HOLDINGS, Inc.	10,410	108,498
TOC Co. Ltd.	70,560	286,442
Tocalo Co. Ltd.	30,500	361,358
Toei Co. Ltd. (b)	4,700	175,248
Toho Bank Ltd.	90,000	168,936
Toho Titanium Co. Ltd. (b)	22,900	155,765
Tokai Carbon Co. Ltd. (b)	122,900	716,943
TOKAI Holdings Corp.	43,200	266,908
Tokai Rika Co. Ltd.	18,700	271,171
Tokai Tokyo Financial Holdings, Inc.	114,500	360,636
Tokushu Tokai Paper Co. Ltd.	5,100	118,122
Tokuyama Corp.	17,800	298,724
Tokyo Kiraboshi Financial Group, Inc.	9,800	284,347

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tokyo Steel Manufacturing Co. Ltd.	49,875	$473,171
Tokyotokeiba Co. Ltd. (b)	8,900	257,101
Tokyu Construction Co. Ltd.	33,900	155,522
Tokyu REIT, Inc.	691	689,417
Tomoe Engineering Co. Ltd.	2,800	67,969
TOMONY Holdings, Inc.	89,780	256,498
Tonami Holdings Co. Ltd.	4,200	159,544
Topcon Corp.	51,578	931,561
Topre Corp.	24,200	309,198
Topy Industries Ltd.	21,698	276,264
Torex Semiconductor Ltd.	18,500	144,318
Torii Pharmaceutical Co. Ltd.	5,600	168,007
Tosei REIT Investment Corp. (b)	202	162,078
Totetsu Kogyo Co. Ltd.	10,500	224,485
Towa Bank Ltd.	27,600	112,571
Towa Corp.	12,100	119,029
Towa Pharmaceutical Co. Ltd.	9,800	209,207
Toyo Construction Co. Ltd.	33,900	292,926
Toyo Corp.	5,668	52,006
Toyo Gosei Co. Ltd. (b)	2,000	69,229
Toyo Kanetsu KK	7,500	209,261
Toyo Tanso Co. Ltd. (b)	8,300	226,037
Toyobo Co. Ltd.	42,778	263,212
TPR Co. Ltd. (b)	16,300	254,830
Trancom Co. Ltd. (b)	3,800	247,837
Transcosmos, Inc.	10,500	223,482
TRE Holdings Corp.	40,339	388,349
Tri Chemical Laboratories, Inc.	25,495	466,716
Trusco Nakayama Corp.	21,700	324,064
TS Tech Co. Ltd.	23,000	262,987
TSI Holdings Co. Ltd. (b)	68,700	461,614
Tsubaki Nakashima Co. Ltd. (b)	26,600	79,888
Tsubakimoto Chain Co.	53,100	660,878
Tsuburaya Fields Holdings, Inc. (b)	12,700	148,124
Tsugami Corp.	33,900	336,066
Tsukishima Holdings Co. Ltd.	26,900	257,258
Tsukuba Bank Ltd.	103,500	160,031
Tsurumi Manufacturing Co. Ltd.	14,400	307,406
UACJ Corp.	21,700	735,944
UBE Corp.	17,300	265,345
Uchida Yoko Co. Ltd.	6,800	302,011
Union Tool Co. (b)	7,200	229,982
Unipres Corp.	17,400	120,126
United Arrows Ltd.	10,400	178,605
United Super Markets Holdings, Inc. (b)	31,700	152,086
UNITED, Inc.	10,600	52,879
Unitika Ltd. (a)	6,400	5,783
Universal Entertainment Corp. (b)	14,400	94,925
Ushio, Inc.	13,800	187,032
UT Group Co. Ltd.	31,600	438,330
V Technology Co. Ltd.	3,872	59,327
Valor Holdings Co. Ltd.	30,400	424,006
Security Description	Shares	Value
Valqua Ltd. (b)	10,476	$217,972
ValueCommerce Co. Ltd. (b)	14,400	107,753
Vector, Inc.	17,400	115,365
Vision, Inc. (b)	15,100	122,983
Vital KSK Holdings, Inc.	27,700	220,493
VT Holdings Co. Ltd.	78,500	248,747
Wacoal Holdings Corp.	7,000	240,742
Wacom Co. Ltd.	71,200	328,455
Wakachiku Construction Co. Ltd.	3,800	90,793
Wakita & Co. Ltd.	14,400	154,207
Warabeya Nichiyo Holdings Co. Ltd. (b)	14,400	186,093
Watahan & Co. Ltd. (b)	21,900	224,072
WATAMI Co. Ltd.	15,800	97,921
WDB Holdings Co. Ltd.	7,500	79,314
WealthNavi, Inc. (a) (b)	37,800	468,050
West Holdings Corp.	14,900	171,887
World Co. Ltd.	9,800	156,952
World Holdings Co. Ltd.	9,000	113,559
W-Scope Corp. (a) (b)	19,700	34,847
YAKUODO Holdings Co. Ltd.	7,700	99,655
YAMABIKO Corp.	22,000	356,821
Yamae Group Holdings Co. Ltd.	10,300	129,373
Yamagata Bank Ltd.	15,600	99,460
Yamaichi Electronics Co. Ltd.	15,800	233,139
YA-MAN Ltd. (b)	10,400	47,249
Yamanashi Chuo Bank Ltd.	21,900	262,951
Yamashin-Filter Corp.	29,500	119,945
Yamazen Corp.	48,500	430,809
Yellow Hat Ltd.	18,600	317,890
Yodogawa Steel Works Ltd.	18,100	646,100
Yokogawa Bridge Holdings Corp.	17,900	321,416
Yokowo Co. Ltd.	20,000	227,284
Yondoshi Holdings, Inc. (b)	10,400	124,871
Yonex Co. Ltd.	25,500	347,226
Yorozu Corp.	10,400	80,270
Yoshinoya Holdings Co. Ltd. (b)	29,400	581,602
Yuasa Trading Co. Ltd.	10,300	290,007
Yurtec Corp.	29,900	296,413
Zacros Corp.	7,500	205,682
Zenrin Co. Ltd.	43,965	233,029
Zeon Corp.	39,900	380,568
ZERIA Pharmaceutical Co. Ltd.	21,900	340,289
ZIGExN Co. Ltd.	33,900	102,891
Zojirushi Corp.	23,300	266,862
		245,329,300
LUXEMBOURG — 0.0% (f)
B&S Group SARL (d)	19,177	82,509
MALAYSIA — 0.0% (f)
Frencken Group Ltd. (b)	206,500	171,049
MALTA — 0.0% (f)
Kambi Group PLC (a)	11,771	107,491

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
NETHERLANDS — 1.0%
Alfen NV (a) (b) (d)	28,825	$359,075
AMG Critical Materials NV (b)	21,821	314,080
Basic-Fit NV (a) (b) (d)	9,874	230,870
Brunel International NV (b)	17,600	165,299
Corbion NV	27,175	607,818
Flow Traders Ltd.	18,284	408,197
ForFarmers NV	9,975	34,809
Koninklijke BAM Groep NV	128,079	556,763
Koninklijke Heijmans NV	28,029	915,708
Newamsterdam Pharma Co. NV (a)	23,443	602,485
NSI NV REIT	15,647	306,551
Pharming Group NV (a) (b)	386,898	370,586
Pharvaris NV (a) (b)	7,289	139,730
PostNL NV (b)	206,165	222,450
Sligro Food Group NV	6,905	79,652
TKH Group NV (b)	3,587	123,762
TomTom NV (a) (b)	44,819	231,586
Van Lanschot Kempen NV	19,164	864,220
		6,533,641
NEW ZEALAND — 0.3%
Air New Zealand Ltd.	270,544	90,943
Fletcher Building Ltd. (a)	385,239	615,116
Oceania Healthcare Ltd. (a) (b)	153,065	62,601
SKYCITY Entertainment Group Ltd. (b)	343,439	278,997
Summerset Group Holdings Ltd. (b)	85,232	626,019
		1,673,676
NORWAY — 1.4%
Aker Carbon Capture ASA (a)	250,435	139,690
Avance Gas Holding Ltd. (d)	29,077	209,424
Bonheur ASA	4,377	100,587
BW Offshore Ltd.	109,165	287,874
Crayon Group Holding ASA (a) (d)	64,605	709,911
DNO ASA	136,811	126,122
DOF Group ASA (a)	32,811	244,118
Elkem ASA (a) (d)	91,208	140,699
Elmera Group ASA (d)	61,406	206,537
Europris ASA (d)	86,130	551,330
FLEX LNG Ltd.	22,974	515,417
Freyr Battery, Inc. (a) (b)	114,994	296,684
Grieg Seafood ASA	28,510	155,762
Hexagon Composites ASA (a)	54,521	218,423
Hexagon Purus ASA (a)	62,849	30,989
Kitron ASA	176,196	524,678
LINK Mobility Group Holding ASA (a)	119,274	241,544
MPC Container Ships ASA	212,969	388,722
NEL ASA (a)	789,842	188,048
Norwegian Air Shuttle ASA	248,923	241,091
Nykode Therapeutics ASA (a)	158,694	42,561
Odfjell Drilling Ltd.	30,295	136,839
Security Description	Shares	Value
Opera Ltd. ADR	16,463	$311,809
Pexip Holding ASA	36,285	140,254
PhotoCure ASA (a)	14,971	81,727
Protector Forsikring ASA	57,305	1,438,005
SFL Corp. Ltd.	63,835	652,394
SpareBank 1 Nord Norge	39,411	428,486
		8,749,725
PERU — 0.1%
Hochschild Mining PLC (a)	205,048	549,557
PORTUGAL — 0.2%
Altri SGPS SA (b)	122,609	676,706
Mota-Engil SGPS SA (b)	39,795	120,079
REN - Redes Energeticas Nacionais SGPS SA (b)	314,706	743,002
		1,539,787
SINGAPORE — 1.1%
AEM Holdings Ltd. (b)	186,124	196,466
AIMS APAC REIT	399,604	366,152
CapitaLand China Trust REIT (b)	945,334	498,930
Capitaland India Trust	448,100	351,464
CDL Hospitality Trusts REIT	703,880	443,730
Digital Core REIT Management Pte. Ltd.	250,000	145,000
ESR-REIT	671,600	125,537
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,444,295	—
Far East Hospitality Trust REIT	441,600	197,461
Hyflux Ltd. (a) (b) (c)	33,300	—
iFAST Corp. Ltd.	70,300	381,853
IGG, Inc. (b)	442,000	230,447
Keppel Pacific Oak U.S. REIT (a)	437,700	89,729
Lendlease Global Commercial REIT (b)	1,715,897	691,793
Manulife U.S. Real Estate Investment Trust (a)	2,914,655	259,404
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Nanofilm Technologies International Ltd. (b)	234,500	129,781
Parkway Life Real Estate Investment Trust	47,200	129,746
Prestige Biopharm Ltd. (a)	11,585	118,907
Prime U.S. REIT	462,170	79,031
Raffles Medical Group Ltd.	511,074	318,438
Sheng Siong Group Ltd.	543,400	653,259
Singapore Post Ltd.	997,200	387,418
Starhill Global REIT	1,042,001	381,909
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Integration Ltd. (b)	520,192	392,756
		6,569,211
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Scatec ASA (a) (d)	56,967	$398,762
		398,762
SOUTH KOREA — 9.6%
AbClon, Inc. (a)	9,588	91,962
ABLBio, Inc. (a)	15,434	313,471
Advanced Nano Products Co. Ltd.	3,683	145,604
Advanced Process Systems Corp.	7,918	84,766
Ahnlab, Inc.	2,899	130,363
Air Busan Co. Ltd. (a)	27,529	43,010
Amicogen, Inc. (a)	36,732	96,312
AMOREPACIFIC Group	8,352	118,005
Ananti, Inc. (a)	21,119	76,032
APAM Corp. (a) (c)	6,724	—
APR Corp. (a)	8,025	272,561
Aprogen, Inc. (a)	85,429	45,031
AptaBio Therapeutics, Inc. (a)	13,211	57,164
Asiana Airlines, Inc. (a)	15,647	110,538
BGF Co. Ltd.	33,476	78,451
BGF retail Co. Ltd.	1,813	126,232
BH Co. Ltd.	16,512	194,826
Binex Co. Ltd. (a)	16,065	200,137
Binggrae Co. Ltd.	4,087	225,984
Bioneer Corp. (a)	9,700	124,203
BNC Korea Co. Ltd.	20,994	59,182
Boditech Med, Inc.	10,387	118,394
Boryung	27,121	189,570
BSJ Holdings, Inc. (a)	33,459	2,273
Bukwang Pharmaceutical Co. Ltd.	19,619	61,170
Cafe24 Corp. (a)	13,184	303,595
Cellivery Therapeutics, Inc. (a) (c)	22,930	78,035
Chabiotech Co. Ltd. (a)	27,203	211,763
Cheryong Electric Co. Ltd.	3,500	109,245
Chong Kun Dang Pharmaceutical Corp.	5,245	317,091
CJ CGV Co. Ltd. (a)	50,675	182,095
CJ ENM Co. Ltd. (a)	2,765	100,860
CJ Logistics Corp.	4,513	258,735
CMG Pharmaceutical Co. Ltd. (a)	56,287	67,599
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uS Holdings Corp. (a)	1,845	42,298
Com2uSCorp	6,767	213,746
Cosmax, Inc.	5,962	603,834
Cosmecca Korea Co. Ltd. (a)	2,902	109,011
Cosmochemical Co. Ltd. (a)	14,999	155,884
Creative & Innovative System (a)	27,210	136,775
Cuckoo Homesys Co. Ltd.	6,595	92,509
Daea TI Co. Ltd. (a)	33,434	68,814
Daeduck Electronics Co. Ltd.	28,999	305,325
Security Description	Shares	Value
Daejoo Electronic Materials Co. Ltd.	5,285	$268,531
Daesang Corp.	16,994	221,523
Daewon Pharmaceutical Co. Ltd.	12,369	119,728
Daewoong Co. Ltd.	21,236	311,583
Daewoong Pharmaceutical Co. Ltd.	4,010	344,302
Daishin Securities Co. Ltd. Preference Shares	60,433	644,498
Danal Co. Ltd. (a)	23,628	45,662
Daou Technology, Inc.	19,023	230,915
Dasan Networks, Inc. (a)	10,378	23,968
Dawonsys Co. Ltd. (a)	23,645	144,554
DB HiTek Co. Ltd.	28,086	632,443
Dentium Co. Ltd.	5,352	226,128
Devsisters Co. Ltd. (a)	4,559	85,782
DGB Financial Group, Inc.	98,613	547,943
DI Dong Il Corp.	7,180	239,959
DIO Corp. (a)	5,644	61,878
DL Holdings Co. Ltd.	8,352	179,277
DMS Co. Ltd.	43,675	174,445
Dong-A Socio Holdings Co. Ltd.	4,333	323,176
Dong-A ST Co. Ltd. (a)	4,785	191,120
Dongjin Semichem Co. Ltd.	21,758	308,897
DongKook Pharmaceutical Co. Ltd.	16,365	183,643
Dongkuk CM Co. Ltd. (a)	9,587	38,748
Dongkuk Steel Mill Co. Ltd.	15,785	85,779
Dongsuh Cos., Inc.	26,126	485,376
Dongsung Finetec Co. Ltd.	9,622	97,517
Dongwha Enterprise Co. Ltd. (a)	6,881	38,702
Dongwha Pharm Co. Ltd.	31,032	132,800
Dongwon F&B Co. Ltd.	2,189	46,170
Doosan Fuel Cell Co. Ltd. (a)	10,769	116,750
Doosan Tesna, Inc.	6,112	103,794
DoubleUGames Co. Ltd.	7,898	289,170
Douzone Bizon Co. Ltd.	7,162	309,900
Dreamtech Co. Ltd.	35,308	174,363
Duk San Neolux Co. Ltd. (a)	5,107	96,267
E Investment&Development Co. Ltd. (a)	54,672	51,695
Echo Marketing, Inc.	54,912	376,363
Eco&Dream Co. Ltd. (a)	8,281	123,190
Ecopro HN Co. Ltd.	5,316	117,359
E-MART, Inc.	9,369	403,488
EM-Tech Co. Ltd.	14,854	290,592
ENF Technology Co. Ltd.	21,671	247,601
Enplus Co. Ltd. (a)	37,248	25,808
Enzychem Lifesciences Corp. (a)	26,022	25,189
Eo Technics Co. Ltd.	7,278	688,176
Eoflow Co. Ltd. (a)	16,230	35,003
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	54,002
E-TRON Co. Ltd. (a)	400,758	73,773
Eubiologics Co. Ltd. (a)	14,236	117,493

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Eugene Corp.	47,105	$105,431
Eugene Investment & Securities Co. Ltd.	113,212	187,258
Eugene Technology Co. Ltd.	4,278	90,956
F&F Co. Ltd.	3,767	138,945
Fadu, Inc. (a)	11,985	122,117
Fila Holdings Corp.	27,076	741,204
Fine M-Tec Co. Ltd. (a)	11,698	41,956
Foosung Co. Ltd. (a)	42,695	144,284
FutureChem Co. Ltd. (a)	9,219	108,400
GC Cell Corp.	6,284	101,166
GemVax & Kael Co. Ltd. (a)	12,985	130,542
GeneOne Life Science, Inc. (a)	53,366	76,670
Genexine, Inc. (a)	20,916	75,870
Genome & Co. (a)	18,280	34,147
Genomictree, Inc. (a)	9,573	132,981
GI Innovation, Inc. (a)	21,208	127,206
GOLFZON Co. Ltd.	2,111	93,781
Gradiant Corp.	6,586	53,953
Grand Korea Leisure Co. Ltd.	15,481	116,096
Gravity Co. Ltd. ADR	1,316	83,053
Green Cross Holdings Corp.	14,799	174,112
GS Engineering & Construction Corp. (a)	39,719	468,108
GS P&L Co. Ltd. (a)	1,674	25,244
GS Retail Co. Ltd.	7,061	79,140
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	16,099	255,896
Hana Tour Service, Inc.	5,592	206,260
Hanall Biopharma Co. Ltd. (a)	15,920	417,966
Hancom, Inc.	10,842	155,764
Handsome Co. Ltd.	11,692	116,829
Hanil Cement Co. Ltd.	11,380	112,242
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hanjin Transportation Co. Ltd.	5,269	68,039
Hankook & Co. Co. Ltd.	14,765	169,700
Hanmi Science Co. Ltd.	6,816	136,352
Hanon Systems (a)	59,678	162,557
Hansae Co. Ltd. (a)	11,738	112,983
Hansol Chemical Co. Ltd.	3,879	255,587
Hansol Paper Co. Ltd.	25,711	150,373
HanulBnC Co. Ltd. (a) (c)	15,902	7,469
Hanwha Engine (a)	20,837	261,002
Hanwha General Insurance Co. Ltd.	46,391	126,995
Hanwha Investment & Securities Co. Ltd. (a)	89,056	203,259
Harim Holdings Co. Ltd.	65,544	242,203
HD Hyundai Construction Equipment Co. Ltd. (a)	7,479	296,183
HD Hyundai Infracore Co. Ltd. (a)	50,810	237,802
HDC Holdings Co. Ltd.	15,948	129,023
HDC Hyundai Development Co-Engineering & Construction	14,926	183,007
Security Description	Shares	Value
Helixmith Co. Ltd. (a)	23,577	$43,241
HFR, Inc. (a)	4,523	54,504
HK inno N Corp. (a)	12,673	308,615
HL Holdings Corp.	3,035	70,610
HL Mando Co. Ltd.	8,873	245,007
HLB Global Co. Ltd. (a)	30,090	83,393
HLB Life Science Co. Ltd. (a)	41,618	282,985
Hlb Pharma Ceutical Co. Ltd. (a)	12,622	206,630
HLB Therapeutics Co. Ltd. (a)	29,305	233,102
Homecast Co. Ltd. (a)	22,120	33,808
Hotel Shilla Co. Ltd. (a)	6,016	150,793
HPSP Co. Ltd.	15,684	277,532
HS Hyosung Advanced Materials Corp.	3,073	364,464
HS Industries Co. Ltd.	36,355	109,894
Humasis Co. Ltd. (a)	58,372	64,908
Humedix Co. Ltd.	1,387	39,806
Huons Co. Ltd.	4,677	87,049
Huons Global Co. Ltd.	2,863	84,112
Hyosung Chemical Corp. (a)	1,903	51,190
Hyosung TNC Corp.	2,821	457,983
HYULIM A-TECH Co. Ltd. (a)	13,383	5,127
Hyundai Bioland Co. Ltd.	27,477	84,270
Hyundai Bioscience Co. Ltd. (a)	20,056	192,229
HYUNDAI Corp.	2,826	36,684
Hyundai Department Store Co. Ltd.	4,288	137,627
Hyundai Elevator Co. Ltd.	10,467	372,564
Hyundai GF Holdings	24,037	79,761
Hyundai Green Food (a)	12,455	122,168
Hyundai Home Shopping Network Corp.	1,961	60,476
Il Dong Pharmaceutical Co. Ltd. (a)	9,456	75,602
Iljin Diamond Co. Ltd.	3,270	24,189
Iljin Electric Co. Ltd.	9,954	184,252
Ilyang Pharmaceutical Co. Ltd.	8,591	66,585
InBody Co. Ltd.	8,842	139,343
Innocean Worldwide, Inc.	11,837	155,908
InnoWireless Co. Ltd.	5,675	79,797
Innox Advanced Materials Co. Ltd.	6,272	85,635
Inscobee, Inc. (a)	58,332	60,030
Insun ENT Co. Ltd. (a)	39,778	145,369
Intellian Technologies, Inc.	3,634	92,569
Interojo Co. Ltd.	5,153	87,158
iNtRON Biotechnology, Inc.	16,167	61,608
IS Dongseo Co. Ltd.	6,307	89,540
ISC Co. Ltd.	2,102	102,948
ISU Specialty Chemical (a)	8,940	190,988
Jahwa Electronics Co. Ltd. (a)	24,286	194,499
Jeju Air Co. Ltd. (a)	21,485	109,457
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	7,509	79,061
Jin Air Co. Ltd. (a)	22,901	149,650
Joongang Advanced Materials Co. Ltd. (a)	27,793	158,396

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Jusung Engineering Co. Ltd.	15,667	$313,414
JW Pharmaceutical Corp.	7,110	115,912
JYP Entertainment Corp.	14,803	702,870
KC Co. Ltd.	6,446	72,641
KEPCO Plant Service & Engineering Co. Ltd.	15,475	463,572
KG Dongbusteel (a)	22,714	85,323
KG Eco Solution Co. Ltd.	13,114	42,224
Kginicis Co. Ltd.	16,504	99,104
KH FEELUX Co. Ltd. (a)	2,751	2,478
KH Vatec Co. Ltd.	8,329	46,054
KINX, Inc. (a)	4,934	256,394
KMW Co. Ltd. (a)	15,508	92,491
Koh Young Technology, Inc.	24,426	134,562
Kolmar BNH Co. Ltd. (a)	29,467	231,188
Kolmar Korea Co. Ltd. (a)	9,351	349,992
Kolon Industries, Inc.	9,553	176,180
KoMiCo Ltd.	2,520	62,651
Komipharm International Co. Ltd. (a)	18,821	49,349
KONA I Co. Ltd. (a)	6,814	127,981
Korea Electric Terminal Co. Ltd.	6,141	279,070
Korea Electronic Power Industrial Development Co. Ltd.	24,012	152,669
Korea Line Corp. (a)	94,763	107,756
Korea Petrochemical Ind Co. Ltd.	2,689	141,925
Korea United Pharm, Inc.	7,571	93,651
Korean Reinsurance Co.	159,968	863,870
Kukdo Chemical Co. Ltd.	2,691	57,763
Kuk-il Paper Manufacturing Co. Ltd. (a)	36,435	19,800
Kumho Tire Co., Inc. (a)	54,408	176,475
Kwang Dong Pharmaceutical Co. Ltd.	19,719	72,867
L&C Bio Co. Ltd.	7,881	129,017
LabGenomics Co. Ltd. (a)	23,921	40,460
Lake Materials Co. Ltd.	16,301	121,359
LB Semicon, Inc. (a)	12,257	29,640
LEMON Co. Ltd.	1,684	3,272
LF Corp.	2,862	30,133
Lime Co. Ltd. (a) (c)	2,258	—
Lotte Chilsung Beverage Co. Ltd.	2,876	218,804
Lotte Energy Materials Corp.	9,178	147,132
LOTTE Fine Chemical Co. Ltd.	14,525	388,248
Lotte Tour Development Co. Ltd. (a)	22,035	114,504
Lotte Wellfood Co. Ltd.	1,985	150,478
LS Materials Ltd.	18,166	145,363
Lunit, Inc. (a)	9,865	427,529
LX International Corp.	24,281	446,151
LX Semicon Co. Ltd.	5,172	199,903
Macrogen, Inc.	8,213	91,941
Maeil Dairies Co. Ltd.	980	23,133
Security Description	Shares	Value
Magnachip Semiconductor Corp. (a)	24,315	$97,746
Mcnex Co. Ltd.	4,957	64,583
Medipost Co. Ltd. (a)	14,111	110,423
MedPacto, Inc. (a)	20,203	60,864
Medytox, Inc.	2,937	248,981
Meerecompany, Inc.	487	6,504
MegaStudyEdu Co. Ltd.	4,936	146,858
Mezzion Pharma Co. Ltd. (a)	10,049	210,584
Miwon Commercial Co. Ltd.	982	125,406
Modetour Network, Inc.	8,154	53,727
Myoung Shin Industrial Co. Ltd.	12,762	89,377
Namhae Chemical Corp.	20,949	87,231
Namsun Aluminum Co. Ltd. (a)	39,169	39,777
Naturecell Co. Ltd. (a)	33,838	494,187
Neowiz (a)	10,225	131,203
NEPES Corp. (a)	10,229	45,512
NEXTIN, Inc.	3,622	125,724
NHN Corp. (a)	16,795	201,360
NHN KCP Corp.	14,353	69,223
NICE Holdings Co. Ltd.	5,792	42,767
NICE Information Service Co. Ltd.	28,191	233,241
NKMax Co. Ltd. (a) (c)	39,090	13,409
NongShim Co. Ltd.	1,042	264,720
OCI Holdings Co. Ltd.	2,817	112,515
OliX Pharmaceuticals, Inc. (a)	5,163	67,547
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	13,061	133,613
Oscotec, Inc. (a)	12,928	213,835
Ottogi Corp.	1,298	348,714
Pan Ocean Co. Ltd.	76,011	170,388
Paradise Co. Ltd. (a)	26,074	170,030
Park Systems Corp. (a)	2,002	287,622
Partron Co. Ltd.	8,057	37,928
People & Technology, Inc.	8,866	227,951
Peptron, Inc.	15,085	1,043,136
PharmaResearch Co. Ltd.	2,976	530,652
Pharmicell Co. Ltd. (a)	39,538	222,379
PI Advanced Materials Co. Ltd. (a)	9,224	105,827
POLUS BioPharm, Inc. (a) (c)	21,662	—
Poongsan Corp.	16,689	566,257
Posco M-Tech Co. Ltd.	22,624	183,648
Power Logics Co. Ltd. (a)	16,430	67,521
Prestige Biologics Co. Ltd. (a)	13,737	47,496
PSK, Inc. (a)	21,731	243,563
RAPHAS Co. Ltd. (a)	4,163	42,050
Reyon Pharmaceutical Co. Ltd.	3,766	32,847
RFHIC Corp. (a)	5,012	44,600
S&S Tech Corp.	4,557	79,244
Sam-A Aluminum Co. Ltd.	4,315	99,217
Sambu Engineering & Construction Co. Ltd. (a)	76,746	49,108
Samjin Pharmaceutical Co. Ltd.	10,532	129,276

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Samsung Pharmaceutical Co. Ltd. (a)	46,864	$48,960
Samwha Capacitor Co. Ltd.	3,829	71,656
Samyang Holdings Corp.	4,131	183,800
Sang-A Frontec Co. Ltd.	3,981	49,487
SD Biosensor, Inc. (a)	41,938	292,852
SeAH Besteel Holdings Corp.	7,343	98,562
Sebang Global Battery Co. Ltd.	2,404	117,412
Seegene, Inc.	15,912	246,438
Seobu T&D	17,290	63,656
Seojin System Co. Ltd. (a)	46,864	854,735
Seoul Semiconductor Co. Ltd.	24,605	122,010
SFA Engineering Corp.	20,273	268,535
SFA Semicon Co. Ltd. (a)	32,520	68,148
SGC Energy Co. Ltd.	4,876	81,810
Shin Poong Pharmaceutical Co. Ltd. (a)	14,695	102,914
Shinsegae International, Inc. (a)	6,622	45,432
Shinsung Delta Tech Co. Ltd.	6,648	523,386
Shinsung E&G Co. Ltd. (a)	212,240	168,823
SIMMTECH Co. Ltd.	8,137	60,966
SK Chemicals Co. Ltd.	4,009	120,639
SK Discovery Co. Ltd.	4,033	106,294
SK Eternix Co. Ltd. (a)	13,316	108,996
SK IE Technology Co. Ltd. (a) (d)	18,665	285,905
SK Networks Co. Ltd.	78,175	220,376
SK oceanplant Co. Ltd. (a)	9,934	86,846
SK Securities Co. Ltd. (a)	317,851	99,966
SL Corp.	6,831	139,901
SM Entertainment Co. Ltd.	5,324	273,406
Solid, Inc. (a)	17,713	79,893
SOLUM Co. Ltd. (a)	15,221	198,618
Solus Advanced Materials Co. Ltd.	18,180	101,264
Songwon Industrial Co. Ltd.	15,771	119,877
Soop Co. Ltd.	5,189	320,402
Soulbrain Co. Ltd.	928	104,263
Soulbrain Holdings Co. Ltd.	4,401	107,921
ST Pharm Co. Ltd.	8,186	494,335
STIC Investments, Inc.	14,908	87,393
Sungshin Cement Co. Ltd.	15,539	78,637
Synopex, Inc. (a)	36,753	148,046
Taekwang Industrial Co. Ltd.	399	164,517
Taihan Electric Wire Co. Ltd. (a)	86,248	653,239
TCC Steel	10,397	192,099
TechWing, Inc.	34,470	900,297
Theragen Etex Co. Ltd. (a)	19,844	42,056
TKG Huchems Co. Ltd.	21,636	250,582
Tokai Carbon Korea Co. Ltd.	1,676	80,718
Toptec Co. Ltd.	10,424	32,218
Tovis Co. Ltd.	8,329	112,871
TSE Co. Ltd. (a)	2,884	80,810
TY Holdings Co. Ltd. (a)	24,835	45,886
UBCare Co. Ltd.	26,603	62,164
Unid Co. Ltd.	3,466	170,222
Security Description	Shares	Value
Union Semiconductor Equipment & Materials Co. Ltd.	52,310	$209,290
Unison Co. Ltd. (a)	135,857	69,952
UTI, Inc. (a)	4,827	85,579
Value Added Technology Co. Ltd.	4,005	51,363
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,793	69,382
Voronoi, Inc. (a)	4,469	242,856
VT Co. Ltd. (a)	10,166	276,222
Vuno, Inc. (a)	6,403	105,256
Webzen, Inc.	11,755	109,473
Wellbiotec Co. Ltd. (a)	54,639	20,228
Wemade Co. Ltd. (a)	9,465	225,992
Whanin Pharmaceutical Co. Ltd.	9,705	77,856
WiSoL Co. Ltd.	6,692	23,183
Won Tech Co. Ltd. (a)	40,894	122,086
Wonik Holdings Co. Ltd. (a)	105,030	181,929
WONIK IPS Co. Ltd. (a)	17,223	261,477
Woojeon Co. Ltd. (a) (c)	76	—
Woori Technology Investment Co. Ltd. (a)	73,937	347,549
Woori Technology, Inc. (a)	98,885	111,906
Wysiwyg Studios Co. Ltd. (a)	53,738	50,411
YG Entertainment, Inc.	5,928	184,426
Young Poong Corp.	602	157,232
Youngone Corp.	5,089	146,570
Yuanta Securities Korea Co. Ltd.	77,515	138,481
Yungjin Pharmaceutical Co. Ltd. (a)	55,429	74,852
Zinus, Inc.	4,996	80,091
		59,892,250
SPAIN — 0.9%
Abengoa SA Class B (a) (c)	12,105,124	—
Aedas Homes SA (b) (d)	13,008	348,867
Amper SA (a) (b)	1,060,435	125,840
Atresmedia Corp. de Medios de Comunicacion SA (b)	52,508	237,606
Audax Renovables SA (a) (b)	81,654	131,057
Befesa SA (d)	16,761	360,311
Construcciones y Auxiliar de Ferrocarriles SA	11,766	425,820
Ence Energia y Celulosa SA (b)	55,608	178,389
Ercros SA	64,707	236,525
Faes Farma SA (b)	205,584	740,830
Global Dominion Access SA (b) (d)	43,495	126,109
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	121,721	136,630
Melia Hotels International SA	37,673	287,312
Neinor Homes SA (b) (d)	24,705	432,336
Obrascon Huarte Lain SA (a) (b)	112,496	46,992
Pharma Mar SA	6,362	525,711

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Prosegur Cash SA (b) (d)	212,230	$121,310
Solaria Energia y Medio Ambiente SA (a)	21,855	176,860
Talgo SA (a) (b) (d)	40,119	139,585
Tecnicas Reunidas SA (a)	41,307	480,773
Tubacex SA (b)	83,443	281,249
		5,540,112
SWEDEN — 4.4%
AcadeMedia AB (d)	52,557	321,071
Addnode Group AB	51,451	483,346
AFRY AB	42,569	592,154
Alimak Group AB (d)	40,995	435,578
Alleima AB	96,402	655,229
Ambea AB (d)	26,986	235,808
AQ Group AB	11,653	147,650
Arjo AB Class B	117,189	384,576
Attendo AB (d)	49,602	228,948
Betsson AB Class B	64,047	832,378
BHG Group AB (a) (b)	44,367	77,015
BICO Group AB (a) (b)	38,549	111,712
BioArctic AB (a) (b) (d)	14,374	259,530
BioGaia AB Class B	54,311	550,028
Biotage AB	40,599	590,838
Bonava AB Class B (a)	183,727	132,026
BoneSupport Holding AB (a) (d)	22,722	795,427
Boozt AB (a) (b) (d)	20,337	231,729
Bravida Holding AB (d)	98,823	716,404
Bufab AB	22,848	908,192
Byggmax Group AB	31,935	129,830
Cellavision AB	17,155	337,689
Cibus Nordic Real Estate AB publ (b)	44,611	711,402
Cint Group AB (a)	113,091	129,577
Clas Ohlson AB Class B	27,370	520,189
Cloetta AB Class B	111,794	254,968
Coor Service Management Holding AB (d)	44,370	137,737
Creades AB Class A	20,160	131,642
Dios Fastigheter AB	70,622	506,212
Duni AB	17,134	146,230
Dustin Group AB (a) (d)	175,010	66,968
Dynavox Group AB (a)	40,183	227,659
Electrolux Professional AB Class B	83,423	517,182
Eolus Vind AB Class B (b)	11,068	48,081
Fagerhult Group AB	36,459	178,513
G5 Entertainment AB	3,526	35,103
GARO AB (a) (b)	31,312	65,462
Genovis AB (a) (b)	38,041	85,039
Granges AB	51,697	616,195
Hansa Biopharma AB (a) (b)	31,054	110,172
Hexatronic Group AB (a) (b)	73,731	241,427
Hoist Finance AB (a) (d)	74,567	609,399
Humana AB (a)	13,316	42,964
Instalco AB (b)	137,476	410,092
Intrum AB (a) (b)	29,700	73,650
Security Description	Shares	Value
INVISIO AB	17,636	$439,733
Inwido AB	31,439	527,813
JM AB (b)	11,672	176,307
KNOW IT AB (b)	23,051	287,896
Lindab International AB	35,200	730,171
MEKO AB	14,981	181,411
MIPS AB	10,757	457,958
Modern Times Group MTG AB Class B (a)	50,561	434,259
NCAB Group AB	121,041	706,577
NCC AB Class B	40,699	598,187
New Wave Group AB Class B	89,382	785,887
Nobia AB (a)	214,533	74,674
Nolato AB Class B	86,448	424,054
Note AB (a)	17,485	234,204
NP3 Fastigheter AB	18,544	419,576
OW Bunker AS (a) (c)	983	—
Platzer Fastigheter Holding AB Class B	42,373	328,653
PowerCell Sweden AB (a) (b)	35,056	112,504
Ratos AB Class B	97,147	275,547
Re:NewCell AB (a) (b)	21,307	10,220
Samhallsbyggnadsbolaget i Norden AB (b)	994,502	407,774
Scandi Standard AB	29,448	226,805
Scandic Hotels Group AB (b) (d)	22,285	138,560
Sdiptech AB Class B (a)	13,696	294,763
Sedana Medical AB (a)	48,380	83,543
SkiStar AB (b)	21,919	324,542
Smart Eye AB (a) (b)	10,952	60,760
Stillfront Group AB (a)	224,293	169,601
Storskogen Group AB Class B	613,935	639,258
Storytel AB (a)	25,355	157,877
Surgical Science Sweden AB (a) (b)	29,856	421,255
Svolder AB Class B (b)	55,422	258,821
SwedenCare AB	42,398	185,106
Troax Group AB	15,012	305,695
Truecaller AB Class B (b)	39,297	181,917
Vestum AB (a) (b)	84,820	85,977
Vitec Software Group AB Class B	16,572	815,908
VNV Global AB (a) (b)	64,397	107,005
Xvivo Perfusion AB (a)	11,855	524,660
		27,618,479
SWITZERLAND — 1.1%
Arbonia AG (a)	20,542	253,417
Aryzta AG (a)	450,214	787,409
Ascom Holding AG	40,207	184,564
Autoneum Holding AG	1,787	235,835
Basilea Pharmaceutica Ag Allschwil (a)	3,591	163,849
Bystronic AG (b)	279	95,437
Coltene Holding AG	2,299	130,393
DocMorris AG (a) (b)	10,224	225,407
Forbo Holding AG	254	211,608

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Gurit Holding AG Class BR (b)	2,358	$39,549
Huber & Suhner AG	7,761	635,439
Implenia AG	8,305	281,339
Intershop Holding AG	1,877	263,039
Komax Holding AG (b)	3,283	416,601
Kongsberg Automotive ASA (a)	985,042	167,739
Kuros Biosciences AG (a)	9,938	234,126
Leonteq AG (b)	3,677	80,093
Medmix AG (b) (d)	13,756	133,576
Meyer Burger Technology AG (a) (b)	168	409
Mobilezone Holding AG (b)	22,039	252,430
Orior AG (b)	6,617	300,823
Rieter Holding AG	1,480	138,650
Schweiter Technologies AG	341	155,402
Sensirion Holding AG (a) (b) (d)	4,064	248,437
u-blox Holding AG (b)	2,731	219,987
Valiant Holding AG	6,661	776,167
Vetropack Holding AG (b)	6,045	170,094
Zehnder Group AG	2,882	143,742
		6,945,561
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	304,641	349,102
THAILAND — 0.0% (f)
Valeura Energy, Inc. (a)	40,858	206,250
UNITED KINGDOM — 7.7%
4imprint Group PLC	14,216	864,390
abrdn Property Income Trust Ltd. REIT	319,576	27,616
AG Barr PLC	60,889	464,407
Alpha Group International PLC	12,715	372,628
Alphawave IP Group PLC (a) (b)	169,727	179,193
Anglogold Ashanti PLC (a)	46,173	1,065,673
AO World PLC (a)	161,305	208,887
Ashmore Group PLC	58,403	116,957
ASOS PLC (a) (b)	26,457	147,516
Assura PLC REIT	619,343	297,390
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	67,777	90,486
Auction Technology Group PLC (a)	43,395	298,913
Autolus Therapeutics PLC ADR (a) (b)	71,576	168,204
Avon Technologies PLC	16,640	306,347
Bicycle Therapeutics PLC ADR (a) (b)	26,135	365,890
Bodycote PLC	84,675	671,277
Breedon Group PLC	32,356	180,528
Bytes Technology Group PLC	106,190	562,026
Capita PLC (a)	771,792	135,516
Capricorn Energy PLC	67,976	249,440
Card Factory PLC	201,077	246,289
Chemring Group PLC	101,610	418,037
Clarkson PLC	15,218	753,784
Close Brothers Group PLC (a)	28,105	83,139
Security Description	Shares	Value
CLS Holdings PLC REIT	151,168	$146,725
CMC Markets PLC (d)	107,094	332,629
Compass Pathways PLC ADR (a) (b)	25,261	95,487
Costain Group PLC	316,438	420,085
Crest Nicholson Holdings PLC	123,799	261,872
Currys PLC (a)	482,623	573,611
Custodian Property Income REIT PLC	122,829	118,604
DiscoverIE Group PLC	59,205	530,161
Domino's Pizza Group PLC	74,736	294,838
Dowlais Group PLC	237,775	200,859
Ecora Resources PLC (b)	175,716	140,843
Elementis PLC	263,876	479,855
Empiric Student Property PLC REIT	558,260	583,803
Endava PLC ADR (a)	19,012	587,471
EnQuest PLC (a)	713,264	112,197
Essentra PLC	147,512	245,710
Evoke PLC (a) (b)	130,966	100,299
FDM Group Holdings PLC	60,098	237,090
Firstgroup PLC	325,662	655,430
Forterra PLC (d)	196,306	398,283
Funding Circle Holdings PLC (a) (d)	87,950	147,599
Future PLC	43,453	504,478
GB Group PLC	36,303	154,584
Genius Sports Ltd. (a) (b)	134,499	1,163,416
Genuit Group PLC	108,376	528,669
Genus PLC	18,674	362,503
Global Ship Lease, Inc. Class A	7,421	162,000
Great Portland Estates PLC REIT	179,289	646,680
Gym Group PLC (a) (d)	159,764	298,132
Halfords Group PLC	86,172	141,378
Hammerson PLC REIT	346,973	1,214,999
Helical PLC REIT	72,120	156,259
Hilton Food Group PLC	53,112	603,313
Hollywood Bowl Group PLC	74,911	280,048
Hunting PLC	68,842	249,169
Ibstock PLC (d)	207,514	457,407
Immunocore Holdings PLC ADR (a) (b)	29,059	857,241
Impax Asset Management Group PLC	30,093	93,091
Indivior PLC (a) (b)	41,066	526,654
IntegraFin Holdings PLC	160,018	692,405
IP Group PLC (a)	471,746	318,449
J D Wetherspoon PLC	77,538	582,652
John Wood Group PLC (a)	342,367	281,280
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	258,615	280,812
Just Group PLC	469,695	955,312
Kainos Group PLC	21,785	220,724
Keller Group PLC	53,711	975,381
Kier Group PLC	180,412	335,307
Lancashire Holdings Ltd.	128,055	1,056,878

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Launchmycareer Holdings PLC (a) (c)	399,295	$37,506
Lb-shell PLC (a) (c)	571	—
Luceco PLC (d)	95,406	153,421
Marshalls PLC	100,527	370,776
Marston's PLC (a)	543,533	299,517
Mears Group PLC	28,579	129,568
Mereo Biopharma Group PLC ADR (a) (b)	47,085	164,798
Mobico Group PLC (a)	359,833	357,369
Molten Ventures PLC (a)	59,738	238,663
MONY Group PLC	270,806	651,521
Moonpig Group PLC (a)	113,622	300,965
Morgan Advanced Materials PLC	171,951	585,756
Morgan Sindall Group PLC	22,318	1,090,091
NCC Group PLC	193,596	365,144
On the Beach Group PLC (d)	74,891	238,235
Oxford Biomedica PLC (a) (b)	33,628	176,886
Oxford Instruments PLC	20,993	566,585
Oxford Nanopore Technologies PLC (a) (b)	250,008	403,286
Pagegroup PLC	142,970	615,235
PayPoint PLC	32,331	315,832
Petrofac Ltd. (a) (b)	188,235	20,038
Pets at Home Group PLC	72,809	187,478
Picton Property Income Ltd. REIT	387,815	310,848
Premier Foods PLC	371,035	871,748
Primary Health Properties PLC REIT	273,967	320,127
PZ Cussons PLC (b)	193,485	197,734
Reach PLC	130,906	136,568
Regional REIT Ltd. (b) (d)	70,004	100,999
Renewi PLC	42,841	434,061
S4 Capital PLC (a) (b)	167,308	68,728
Sabre Insurance Group PLC (d)	116,349	201,087
Schroder Real Estate Investment Trust Ltd.	560,901	356,856
Senior PLC	403,143	805,814
SIG PLC (a) (b)	328,414	67,783
Silence Therapeutics PLC ADR (a)	8,077	55,570
Social Housing Reit PLC (b) (d)	234,189	174,219
Spire Healthcare Group PLC (d)	132,650	375,456
Spirent Communications PLC (a)	77,162	171,049
SSP Group PLC	125,655	284,368
SThree PLC	43,821	162,449
Supermarket Income REIT PLC	852,408	727,005
Synthomer PLC (a) (b)	92,819	187,157
Telecom Plus PLC	11,553	248,577
THG PLC (a)	312,548	176,068
Trainline PLC (a) (d)	193,929	1,049,227
Treatt PLC	19,866	121,166
Trustpilot Group PLC (a) (d)	140,516	540,265
TT Electronics PLC	50,812	67,455
Security Description	Shares	Value
Vanquis Banking Group PLC	172,335	$96,045
Vesuvius PLC	95,487	505,857
Victrex PLC	43,202	582,183
Volution Group PLC	91,028	638,419
Watches of Switzerland Group PLC (a) (d)	51,281	359,335
Workspace Group PLC REIT	68,924	423,833
XPS Pensions Group PLC	95,876	409,456
Zigup PLC	106,652	429,431
		47,962,818
UNITED STATES — 1.9%
Access Bio, Inc. KDR (a)	19,566	68,979
Adaptimmune Therapeutics PLC ADR (a)	146,899	79,134
Avadel Pharmaceuticals PLC (a) (b)	37,219	391,172
Bitdeer Technologies Group Class A (a)	27,976	606,240
Centessa Pharmaceuticals PLC ADR (a) (b)	48,106	805,775
Civeo Corp.	8,037	182,601
DHT Holdings, Inc. (b)	61,061	567,257
Diversified Energy Co. PLC (b)	29,683	499,632
Dole PLC	23,800	322,252
Energy Fuels, Inc. (a) (b)	86,016	441,982
Ferroglobe PLC (a) (c) (e)	19,857	—
Ferroglobe PLC (e)	79,017	300,265
Fiverr International Ltd. (a) (b)	24,489	777,036
Hecla Mining Co.	7,571	37,174
IMAX Corp. (a) (b)	34,014	870,758
Inmode Ltd. (a) (b)	47,380	791,246
MDA Space Ltd. (a)	51,506	1,057,553
MeiraGTx Holdings PLC (a) (b)	18,062	109,997
Navigator Holdings Ltd.	9,259	142,126
Nordic American Tankers Ltd. (b)	95,679	239,197
Pagaya Technologies Ltd. Class A (a) (b)	29,355	272,708
Paysafe Ltd. (a) (b)	11,732	200,617
PolyPeptide Group AG (a) (d)	5,882	184,330
PureTech Health PLC (a)	80,828	152,046
REC Silicon ASA (a)	298,324	94,404
Riskified Ltd. Class A (a)	95,526	451,838
Sims Ltd.	19,878	146,213
Stratasys Ltd. (a)	30,437	270,585
TI Fluid Systems PLC (d)	160,625	388,654
Ur-Energy, Inc. (a) (b)	139,777	160,743
UroGen Pharma Ltd. (a) (b)	14,790	157,513
Vobile Group Ltd. (a) (b)	738,000	354,371
Zymeworks, Inc. (a)	35,653	521,960
		11,646,358
VIETNAM — 0.0% (f)
XP Power Ltd. (a) (b)	11,082	181,261
TOTAL COMMON STOCKS (Cost $772,928,315)		620,063,256

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.1%
GUERNSEY — 0.1%
Cordiant Digital Infrastructure Ltd. (d)	136,811	$154,208
LUXEMBOURG — 0.0% (f)
BBGI Global Infrastructure SA	85,408	133,278
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $306,104)		287,486
RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Hyundai Bioscience Co. Ltd. (expiring 06/02/25) (a) (Cost $0)	4,130	9,959
WARRANTS — 0.0%
AUSTRALIA — 0.0%
Talga Group Ltd. (expiring 09/13/25) 1.00% (a) (b)	20,954	—
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) 1.00% (a) (b) (c)	19,800	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENT — 8.3%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $51,680,429)	51,680,429	51,680,429
TOTAL INVESTMENTS — 107.9% (Cost $824,914,848)		672,041,130
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(48,973,678)
NET ASSETS — 100.0%		$623,067,452

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $298,130, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$618,367,042	$1,398,084	$298,130	$620,063,256
Mutual Funds and Exchange Traded Products	287,486	—	—	287,486
Rights	—	9,959	—	9,959
Warrants	—	0(a)	0(b)	0
Short-Term Investment	51,680,429	—	—	51,680,429
TOTAL INVESTMENTS	$670,334,957	$1,408,043	$298,130	$672,041,130
(a)	The Fund held a Level 2 security that was valued at $0 at December 31, 2024.
(b)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,478,097	$3,478,097	$8,206,586	$11,684,683	$—	$—	—	$—	$18,787
State Street Navigator Securities Lending Portfolio II	53,714,814	53,714,814	40,838,552	42,872,937	—	—	51,680,429	51,680,429	155,126
Total		$57,192,911	$49,045,138	$54,557,620	$—	$—		$51,680,429	$173,913
See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 9.0%
Centuria Industrial REIT	323,076	$564,092
Charter Hall Long Wale REIT (a)	395,152	915,023
Charter Hall Retail REIT	313,445	611,319
Dexus REIT (a)	647,046	2,668,120
GPT Group REIT	1,152,538	3,118,406
National Storage REIT (a)	831,724	1,205,011
Region RE Ltd. REIT (a)	698,258	894,916
Scentre Group REIT	3,130,848	6,648,936
Vicinity Ltd. REIT	2,327,981	3,026,877
Waypoint REIT Ltd. (a)	407,036	587,198
		20,239,898
AUSTRIA — 0.3%
CA Immobilien Anlagen AG	25,801	623,039
BELGIUM — 2.3%
Aedifica SA REIT	28,590	1,663,798
Cofinimmo SA REIT (a)	22,896	1,318,210
Warehouses De Pauw CVA REIT	107,388	2,112,805
		5,094,813
BRAZIL — 0.6%
Allos SA	231,713	679,253
Iguatemi SA	76,190	212,987
Multiplan Empreendimentos Imobiliarios SA	167,654	572,067
		1,464,307
CANADA — 3.0%
Boardwalk Real Estate Investment Trust	14,535	649,335
Canadian Apartment Properties REIT	49,217	1,458,852
Dream Industrial Real Estate Investment Trust	81,386	668,314
First Capital Real Estate Investment Trust	62,441	736,337
Granite Real Estate Investment Trust	18,434	894,142
H&R Real Estate Investment Trust	77,004	496,869
RioCan Real Estate Investment Trust	88,278	1,122,043
SmartCentres Real Estate Investment Trust	42,533	723,374
		6,749,266
FINLAND — 0.5%
Kojamo OYJ (b)	109,882	1,068,421
FRANCE — 5.8%
Covivio SA REIT	32,215	1,626,567
Gecina SA REIT	31,368	2,937,958
Klepierre SA REIT	132,913	3,826,153
Unibail-Rodamco-Westfield REIT (b)	60,383	4,546,934
		12,937,612
Security Description	Shares	Value
GERMANY — 2.4%
Aroundtown SA (b)	526,769	$1,593,316
LEG Immobilien SE	44,812	3,795,751
		5,389,067
HONG KONG — 5.0%
Hang Lung Properties Ltd.	1,081,986	867,767
Link REIT	1,550,752	6,557,998
Swire Properties Ltd.	631,400	1,285,893
Wharf Real Estate Investment Co. Ltd.	931,000	2,380,250
		11,091,908
ISRAEL — 0.8%
Azrieli Group Ltd.	21,879	1,806,812
JAPAN — 29.5%
Activia Properties, Inc. REIT	424	886,256
Advance Residence Investment Corp. REIT	860	1,600,051
Aeon Mall Co. Ltd.	57,340	742,472
AEON REIT Investment Corp.	1,058	852,944
Comforia Residential REIT, Inc.	427	755,048
Daiwa House REIT Investment Corp.	1,389	2,048,678
Daiwa Office Investment Corp. REIT	420	759,239
Daiwa Securities Living Investments Corp. REIT	1,454	824,328
Frontier Real Estate Investment Corp. REIT	1,555	768,793
Global One Real Estate Investment Corp. REIT	601	378,589
GLP J-Reit	2,945	2,312,376
Hoshino Resorts REIT, Inc.	354	503,204
Hulic Co. Ltd. (a)	392,490	3,421,426
Hulic Reit, Inc.	752	656,971
Ichigo Office REIT Investment Corp.	613	311,649
Industrial & Infrastructure Fund Investment Corp. REIT	1,524	1,114,200
Invincible Investment Corp. REIT	4,599	1,937,222
Japan Excellent, Inc. REIT (a)	720	532,349
Japan Hotel REIT Investment Corp.	3,064	1,376,421
Japan Logistics Fund, Inc. REIT	559	936,172
Japan Metropolitan Fund Invest REIT	4,326	2,482,853
Japan Prime Realty Investment Corp. REIT (a)	600	1,204,505
Japan Real Estate Investment Corp. REIT	4,275	2,935,050
KDX Realty Investment Corp. REIT	2,453	2,333,440
LaSalle Logiport REIT	1,121	1,013,579
Leopalace21 Corp.	112,400	423,395
Mitsubishi Estate Logistics REIT Investment Corp.	304	670,247
Mitsui Fudosan Co. Ltd.	1,691,200	13,666,480

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mitsui Fudosan Logistics Park, Inc. REIT	1,936	$1,250,344
Mori Hills REIT Investment Corp.	977	770,236
Mori Trust Reit, Inc.	1,516	594,207
Nippon Accommodations Fund, Inc. REIT	301	1,124,249
Nippon Building Fund, Inc. REIT (a)	5,118	3,986,022
Nippon Prologis REIT, Inc.	1,450	2,056,535
NIPPON REIT Investment Corp. (a)	1,084	524,894
Nomura Real Estate Master Fund, Inc. REIT	2,610	2,286,822
NTT UD REIT Investment Corp.	893	679,580
Orix JREIT, Inc.	1,659	1,732,260
Sekisui House Reit, Inc.	2,633	1,295,055
Tokyu REIT, Inc.	557	555,724
United Urban Investment Corp. REIT	1,863	1,669,066
		65,972,931
MEXICO — 2.1%
Corp. Inmobiliaria Vesta SAB de CV (a)	530,451	1,357,459
Fibra Uno Administracion SA de CV REIT	1,674,460	1,668,601
Prologis Property Mexico SA de CV REIT	621,821	1,731,837
		4,757,897
ROMANIA — 1.2%
NEPI Rockcastle NV	364,470	2,665,247
SAUDI ARABIA — 0.3%
Arabian Centres Co. (c)	133,227	769,422
SINGAPORE — 10.5%
CapitaLand Ascendas REIT	2,116,589	3,987,417
CapitaLand Ascott Trust REIT	1,527,798	974,332
CapitaLand Integrated Commercial Trust REIT	3,332,633	4,714,838
CapitaLand Investment Ltd.	1,377,103	2,644,781
Frasers Centrepoint Trust REIT	714,938	1,105,790
Frasers Logistics & Commercial Trust REIT	1,763,400	1,137,511
Keppel DC REIT	1,074,458	1,716,990
Keppel REIT	1,431,253	912,762
Mapletree Industrial Trust REIT	1,248,687	2,022,869
Mapletree Logistics Trust REIT	2,036,617	1,895,986
Mapletree Pan Asia Commercial Trust REIT (a)	1,392,071	1,234,721
Suntec Real Estate Investment Trust	1,327,776	1,138,761
		23,486,758
SOUTH AFRICA — 0.6%
Growthpoint Properties Ltd. REIT	2,062,470	1,391,375
Security Description	Shares	Value
SPAIN — 1.6%
Inmobiliaria Colonial Socimi SA REIT	203,548	$1,090,755
Merlin Properties Socimi SA REIT	237,374	2,497,336
		3,588,091
SWEDEN — 5.1%
Castellum AB (b)	254,859	2,780,574
Fabege AB	145,089	1,087,256
Fastighets AB Balder Class B (b)	425,331	2,956,347
Sagax AB Class B	132,207	2,706,539
Samhallsbyggnadsbolaget i Norden AB (a)	758,442	310,982
Wihlborgs Fastigheter AB	160,798	1,525,138
		11,366,836
SWITZERLAND — 4.0%
PSP Swiss Property AG	27,599	3,925,529
Swiss Prime Site AG	46,526	5,072,297
		8,997,826
THAILAND — 0.6%
Central Pattana PCL NVDR	809,159	1,352,752
TURKEY — 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	288,017	152,803
UNITED KINGDOM — 13.3%
Assura PLC REIT	1,805,893	867,136
Big Yellow Group PLC REIT	118,255	1,421,785
British Land Co. PLC REIT	600,988	2,712,649
Derwent London PLC REIT	67,519	1,656,546
Grainger PLC	445,727	1,256,014
Hammerson PLC REIT	270,895	948,596
Land Securities Group PLC REIT	448,201	3,278,149
LondonMetric Property PLC REIT	1,231,666	2,778,112
Primary Health Properties PLC REIT	802,518	937,734
Safestore Holdings PLC REIT	131,285	1,058,873
Segro PLC REIT	814,274	7,150,814
Supermarket Income REIT PLC	747,545	637,569
Tritax Big Box REIT PLC	1,492,231	2,479,990
UNITE Group PLC REIT	249,895	2,524,091
		29,708,058
TOTAL COMMON STOCKS (Cost $346,049,532)		220,675,139

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA Preference Shares 3.70% (Cost $50,715)	31,598	39,844

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	1,162,479	$1,162,479
State Street Navigator Securities Lending Portfolio II (g) (h)	2,832,619	2,832,619
TOTAL SHORT-TERM INVESTMENTS (Cost $3,995,098)		3,995,098
TOTAL INVESTMENTS — 100.4% (Cost $350,095,345)		224,710,081
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(866,114)
NET ASSETS — 100.0%		$223,843,967
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$220,675,139	$—	$—	$220,675,139
Preferred Stocks	39,844	—	—	39,844
Short-Term Investments	3,995,098	—	—	3,995,098
TOTAL INVESTMENTS	$224,710,081	$—	$—	$224,710,081

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,154,557	$1,154,557	$4,079,260	$4,071,338	$—	$—	1,162,479	$1,162,479	$13,215
State Street Navigator Securities Lending Portfolio II	1,402,106	1,402,106	19,929,961	18,499,448	—	—	2,832,619	2,832,619	2,918
Total		$2,556,663	$24,009,221	$22,570,786	$—	$—		$3,995,098	$16,133
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.3%
Corp. America Airports SA (a) (b)	64,719	$1,207,656
AUSTRALIA — 8.2%
Atlas Arteria Ltd. Stapled Security	2,374,424	6,983,094
Dalrymple Bay Infrastructure Ltd.	564,348	1,257,898
Qube Holdings Ltd. (b)	3,961,509	9,737,493
Transurban Group Stapled Security	2,626,458	21,774,443
		39,752,928
BRAZIL — 0.6%
Centrais Eletricas Brasileiras SA ADR (b)	152,809	874,067
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	76,733	1,099,584
Cia Energetica de Minas Gerais ADR	319,238	565,051
Ultrapar Participacoes SA ADR	169,400	445,522
		2,984,224
CAMEROON — 0.2%
Golar LNG Ltd.	24,180	1,023,298
CANADA — 8.7%
Enbridge, Inc.	509,373	21,608,154
Keyera Corp.	53,669	1,640,446
Pembina Pipeline Corp.	135,677	5,010,295
South Bow Corp.	48,585	1,145,879
TC Energy Corp.	242,714	11,305,389
Westshore Terminals Investment Corp.	72,223	1,131,403
		41,841,566
CHINA — 4.9%
Anhui Expressway Co. Ltd. Class H (b)	896,000	1,236,506
Beijing Capital International Airport Co. Ltd. Class H (a)	4,202,000	1,514,634
CGN Power Co. Ltd. Class H (c)	1,877,000	688,657
China Gas Holdings Ltd.	448,200	390,620
China Longyuan Power Group Corp. Ltd. Class H	555,000	460,121
China Merchants Port Holdings Co. Ltd.	2,635,354	4,695,357
China Resources Gas Group Ltd.	152,300	602,891
China Resources Power Holdings Co. Ltd.	300,000	729,150
COSCO SHIPPING Ports Ltd.	2,880,605	1,705,827
Huaneng Power International, Inc. Class H (b)	686,000	377,974
Jiangsu Expressway Co. Ltd. Class H	2,742,000	3,028,645
Kunlun Energy Co. Ltd.	612,000	661,796
Security Description	Shares	Value
Shenzhen Expressway Corp. Ltd. Class H	1,368,000	$1,289,112
Shenzhen International Holdings Ltd.	3,018,930	2,817,634
Yuexiu Transport Infrastructure Ltd. (b)	1,874,000	928,804
Zhejiang Expressway Co. Ltd. Class H	3,623,840	2,607,801
		23,735,529
DENMARK — 0.2%
Svitzer Group AS (a)	31,693	986,666
FRANCE — 5.4%
Aeroports de Paris SA	86,521	10,007,482
Engie SA	295,120	4,678,687
Getlink SE	702,789	11,210,804
		25,896,973
GERMANY — 1.8%
E.ON SE	377,884	4,400,156
Fraport AG Frankfurt Airport Services Worldwide (a)	70,495	4,270,358
		8,670,514
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	11,082,800	1,817,579
ITALY — 2.4%
Enav SpA (c)	568,326	2,399,910
Enel SpA	1,300,331	9,271,949
		11,671,859
JAPAN — 1.5%
Iwatani Corp.	50,300	575,781
Japan Airport Terminal Co. Ltd.	208,800	6,642,911
		7,218,692
MEXICO — 6.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	77,234	5,301,342
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	91,448	16,002,485
Grupo Aeroportuario del Sureste SAB de CV ADR	39,129	10,080,804
		31,384,631
NEW ZEALAND — 3.4%
Auckland International Airport Ltd.	3,334,755	16,254,183
NORWAY — 0.1%
Frontline PLC	33,152	456,968
SINGAPORE — 1.3%
SATS Ltd.	2,011,121	5,366,135
SIA Engineering Co. Ltd.	552,500	959,848
		6,325,983
SPAIN — 7.5%
Aena SME SA (c)	110,515	22,590,118

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	974,614	$13,422,531
		36,012,649
SWITZERLAND — 2.1%
Flughafen Zurich AG	42,672	10,245,989
UNITED KINGDOM — 2.0%
National Grid PLC	822,236	9,782,799
UNITED STATES — 42.1%
American Electric Power Co., Inc.	89,635	8,267,036
Antero Midstream Corp.	78,838	1,189,665
Cheniere Energy, Inc.	52,914	11,369,631
Consolidated Edison, Inc.	58,322	5,204,072
Constellation Energy Corp.	52,722	11,794,439
Dominion Energy, Inc.	141,329	7,611,980
DT Midstream, Inc.	22,704	2,257,459
Duke Energy Corp.	130,070	14,013,742
Edison International	65,104	5,197,903
Exelon Corp.	168,515	6,342,905
Kinder Morgan, Inc.	451,787	12,378,964
NextEra Energy, Inc.	295,543	21,187,478
ONEOK, Inc.	136,675	13,722,170
PG&E Corp.	360,161	7,268,049
Public Service Enterprise Group, Inc.	83,909	7,089,471
Sempra	106,711	9,360,689
Southern Co.	184,227	15,165,567
Targa Resources Corp.	51,212	9,141,342
Vistra Corp.	57,894	7,981,846
WEC Energy Group, Inc.	53,253	5,007,912
Williams Cos., Inc.	285,212	15,435,673
Xcel Energy, Inc.	93,910	6,340,803
		203,328,796
TOTAL COMMON STOCKS (Cost $442,331,453)		480,599,482

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	780,847	$780,847
State Street Navigator Securities Lending Portfolio II (f) (g)	1,491,934	1,491,934
TOTAL SHORT-TERM INVESTMENTS (Cost $2,272,781)		2,272,781
TOTAL INVESTMENTS — 100.1% (Cost $444,604,234)		482,872,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(319,865)
NET ASSETS — 100.0%		$482,552,398
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$480,599,482	$—	$—	$480,599,482
Short-Term Investments	2,272,781	—	—	2,272,781
TOTAL INVESTMENTS	$482,872,263	$—	$—	$482,872,263
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,009,731	$1,009,731	$18,768,742	$18,997,626	$—	$—	780,847	$780,847	$10,063
State Street Navigator Securities Lending Portfolio II	2,528,660	2,528,660	8,272,244	9,308,970	—	—	1,491,934	1,491,934	6,783
Total		$3,538,391	$27,040,986	$28,306,596	$—	$—		$2,272,781	$16,846
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 10.4%
BHP Group Ltd.	5,277,614	$129,234,993
Fortescue Ltd.	2,037,453	23,022,182
Glencore PLC (a)	11,890,167	52,625,657
Rio Tinto Ltd. (b)	446,593	32,478,646
South32 Ltd.	5,449,368	11,471,522
Woodside Energy Group Ltd.	1,295,384	19,730,116
		268,563,116
AUSTRIA — 1.4%
Mondi PLC	2,406,739	35,929,260
BRAZIL — 5.7%
Petroleo Brasileiro SA ADR (b)	1,269,392	16,324,381
Suzano SA ADR (b)	3,790,788	38,362,775
Vale SA ADR	4,314,222	38,267,149
Wheaton Precious Metals Corp. (b)	545,763	30,703,438
Yara International ASA	888,871	23,541,794
		147,199,537
CANADA — 14.8%
Agnico Eagle Mines Ltd.	605,419	47,340,718
Barrick Gold Corp. (c)	1,676,914	25,989,718
Barrick Gold Corp. (c)	431,818	6,693,179
Canadian Natural Resources Ltd.	1,451,732	44,797,571
Cenovus Energy, Inc.	886,659	13,433,667
Franco-Nevada Corp.	231,523	27,192,925
Imperial Oil Ltd. (b)	112,728	6,943,800
Ivanhoe Mines Ltd. Class A (a)	860,445	10,206,641
Nutrien Ltd. (b) (c)	1,821,829	81,476,875
Nutrien Ltd. (b) (c)	875,428	39,175,403
Suncor Energy, Inc.	866,752	30,922,713
Teck Resources Ltd. Class B	553,988	22,449,187
West Fraser Timber Co. Ltd. (b)	316,741	27,430,185
		384,052,582
CHILE — 0.3%
Antofagasta PLC	415,104	8,266,032
CHINA — 1.9%
China Hongqiao Group Ltd.	2,720,500	4,118,600
Wilmar International Ltd.	14,315,619	32,530,728
Zijin Mining Group Co. Ltd. Class H	7,160,000	13,033,348
		49,682,676
COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	168,277	1,332,754
FINLAND — 4.5%
Neste OYJ (b)	293,852	3,689,441
Stora Enso OYJ Class R (b)	3,340,812	33,618,556
UPM-Kymmene OYJ	2,910,057	80,034,952
		117,342,949
Security Description	Shares	Value
FRANCE — 3.2%
TotalEnergies SE	1,521,240	$84,070,777
INDIA — 2.6%
Reliance Industries Ltd. GDR (d)	1,177,087	66,858,542
ISRAEL — 0.8%
ICL Group Ltd.	3,939,363	19,460,852
ITALY — 0.8%
Eni SpA	1,478,925	20,046,378
JAPAN — 1.2%
Nippon Steel Corp.	1,171,600	23,721,247
Sumitomo Metal Mining Co. Ltd.	325,200	7,476,124
		31,197,371
LUXEMBOURG — 0.5%
ArcelorMittal SA	543,807	12,630,606
MEXICO — 0.4%
Southern Copper Corp.	104,598	9,532,016
NORWAY — 0.8%
Equinor ASA	533,492	12,466,709
Norsk Hydro ASA	1,595,321	8,784,741
		21,251,450
RUSSIA — 0.0%
Gazprom PJSC ADR (a) (e)	17,193	—
LUKOIL PJSC (e)	173,497	—
Polyus PJSC GDR (a) (e)	77,132	—
Rosneft Oil Co. PJSC (e)	1,071,162	—
Severstal PAO GDR (a) (e)	225,918	—
		—
SOUTH AFRICA — 2.4%
Anglo American PLC	1,609,323	47,646,798
Gold Fields Ltd. ADR (b)	1,075,031	14,190,409
		61,837,207
SOUTH KOREA — 0.6%
POSCO Holdings, Inc. ADR	366,293	15,882,464
SPAIN — 0.4%
Repsol SA	830,572	10,054,070
SWEDEN — 1.9%
Boliden AB	329,001	9,245,407
Svenska Cellulosa AB SCA Class B	3,237,055	41,147,080
		50,392,487
SWITZERLAND — 1.4%
SIG Group AG (b)	1,875,791	37,008,710
UNITED KINGDOM — 2.0%
DS Smith PLC	7,524,828	51,078,589
UNITED STATES — 40.3%
Amcor PLC	1,939,520	18,250,883
Archer-Daniels-Midland Co.	641,640	32,415,653
Avery Dennison Corp.	108,059	20,221,081

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Baker Hughes Co.	249,791	$10,246,427
BP PLC	11,213,202	55,190,614
Bunge Global SA	190,060	14,779,066
CF Industries Holdings, Inc.	242,100	20,655,972
Chevron Corp.	427,622	61,936,770
ConocoPhillips	291,997	28,957,342
Corteva, Inc.	928,951	52,913,049
Coterra Energy, Inc.	185,951	4,749,189
Darling Ingredients, Inc. (a)	213,398	7,189,379
Devon Energy Corp.	157,468	5,153,928
Diamondback Energy, Inc.	47,124	7,720,325
EOG Resources, Inc.	143,021	17,531,514
Exxon Mobil Corp.	1,117,126	120,169,244
FMC Corp.	167,577	8,145,918
Freeport-McMoRan, Inc.	1,728,766	65,831,409
Graphic Packaging Holding Co.	402,706	10,937,495
Halliburton Co.	221,986	6,035,799
Hess Corp.	69,425	9,234,219
Ingredion, Inc.	87,329	12,012,977
International Paper Co. (b)	466,141	25,087,709
Louisiana-Pacific Corp.	83,865	8,684,221
Marathon Petroleum Corp.	84,152	11,739,204
Mosaic Co.	427,577	10,509,843
Newmont Corp. (c)	1,331,375	49,553,778
Newmont Corp. (c)	49,183	1,830,256
Nucor Corp.	285,489	33,319,421
Occidental Petroleum Corp.	169,311	8,365,657
Packaging Corp. of America	119,679	26,943,333
Phillips 66 Co.	105,210	11,986,575
Reliance, Inc.	66,232	17,833,628
Schlumberger NV	357,112	13,691,674
Scotts Miracle-Gro Co.	57,123	3,789,540
Sealed Air Corp.	195,503	6,613,866
Shell PLC	4,253,250	131,890,823
Smurfit WestRock PLC	662,069	35,659,036
Steel Dynamics, Inc.	172,598	19,688,254
Valero Energy Corp.	80,581	9,878,425
Weyerhaeuser Co. REIT	975,936	27,472,598
		1,044,816,094
ZAMBIA — 0.4%
First Quantum Minerals Ltd. (a)	812,816	10,472,452
TOTAL COMMON STOCKS (Cost $3,051,319,999)		2,558,958,971

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	16,696,897	$16,696,897
State Street Navigator Securities Lending Portfolio II (h) (i)	103,815,973	103,815,973
TOTAL SHORT-TERM INVESTMENTS (Cost $120,512,870)		120,512,870
TOTAL INVESTMENTS — 103.5% (Cost $3,171,832,869)		2,679,471,841
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(89,568,469)
NET ASSETS — 100.0%		$2,589,903,372
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	21	03/20/2025	$4,465,084	$4,336,963	$(128,121)
FTSE 100 Index (long)	38	03/21/2025	3,956,970	3,893,198	(63,772)
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	68	03/21/2025	6,390,232	6,155,360	(234,872)
E-mini S&P 500 Material Select Sector Index (long)	41	03/21/2025	3,903,200	3,690,000	(213,200)
SFE S&P ASX Share Price Index 200 (long)	44	03/20/2025	5,611,977	5,549,319	(62,658)
					$(702,623)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,558,958,971	$—	$0(a)	$2,558,958,971
Short-Term Investments	120,512,870	—	—	120,512,870
TOTAL INVESTMENTS	$2,679,471,841	$—	$0	$2,679,471,841
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(702,623)	$—	$—	$(702,623)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(702,623)	$—	$—	$(702,623)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,082,691	$8,082,691	$121,701,463	$113,087,257	$—	$—	16,696,897	$16,696,897	$160,491
State Street Navigator Securities Lending Portfolio II	123,444,112	123,444,112	325,436,777	345,064,916	—	—	103,815,973	103,815,973	112,842
Total		$131,526,803	$447,138,240	$458,152,173	$—	$—		$120,512,870	$273,333
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BRAZIL — 2.1%
ERO Copper Corp. (a)	42,879	$577,802
Wheaton Precious Metals Corp.	206,964	11,643,344
		12,221,146
BURKINA FASO — 0.2%
IAMGOLD Corp. (a)	259,692	1,341,616
CANADA — 21.1%
Agnico Eagle Mines Ltd.	228,417	17,861,060
Alamos Gold, Inc. Class A	191,401	3,529,380
ARC Resources Ltd.	94,511	1,713,184
Athabasca Oil Corp. (a) (b)	86,761	321,538
Aya Gold & Silver, Inc. (a)	51,800	386,825
B2Gold Corp.	596,210	1,459,226
Barrick Gold Corp.	799,463	12,390,509
Baytex Energy Corp. (b)	109,966	282,905
Calibre Mining Corp. (a)	359,300	537,126
Cameco Corp. (b)	68,880	3,539,787
Canadian Natural Resources Ltd.	336,603	10,386,901
Capstone Copper Corp. (a) (b)	253,069	1,564,305
Cenovus Energy, Inc.	205,605	3,115,097
Centerra Gold, Inc.	97,274	553,262
First Majestic Silver Corp.	137,600	755,834
Franco-Nevada Corp.	87,795	10,311,731
Freehold Royalties Ltd.	19,800	176,083
Hudbay Minerals, Inc. (b)	179,555	1,455,716
Imperial Oil Ltd. (b)	26,113	1,608,504
Ivanhoe Mines Ltd. Class A (a)	326,203	3,869,436
Kinross Gold Corp.	560,637	5,204,077
Labrador Iron Ore Royalty Corp.	29,200	587,370
Lundin Gold, Inc.	44,800	955,061
MEG Energy Corp. (b)	42,741	701,354
NexGen Energy Ltd. (a) (b)	89,334	588,852
Nutrien Ltd.	191,326	8,556,591
NuVista Energy Ltd. (a) (b)	25,748	247,419
Osisko Gold Royalties Ltd.	84,900	1,536,606
Pan American Silver Corp.	165,555	3,347,476
Paramount Resources Ltd. Class A	12,500	276,561
Parex Resources, Inc.	16,072	162,933
Parkland Corp. (b)	21,800	492,781
Peyto Exploration & Development Corp. (b)	30,973	369,126
PrairieSky Royalty Ltd. (b)	37,804	736,786
Secure Energy Services, Inc.	31,273	353,566
Stella-Jones, Inc. (b)	21,800	1,079,086
Suncor Energy, Inc.	201,043	7,172,519
Tamarack Valley Energy Ltd.	79,341	264,249
Teck Resources Ltd. Class B	209,993	8,509,520
Topaz Energy Corp.	16,300	315,641
Torex Gold Resources, Inc. (a)	39,200	771,898
Tourmaline Oil Corp. (b)	55,136	2,550,165
Veren, Inc. (b)	97,693	501,983
Vermilion Energy, Inc. (b)	25,048	235,641
West Fraser Timber Co. Ltd. (b)	22,482	1,946,971
Security Description	Shares	Value
Whitecap Resources, Inc. (b)	94,846	$672,667
		123,955,308
CHILE — 0.4%
Lundin Mining Corp. (b)	297,562	2,559,339
GHANA — 0.0% (c)
Kosmos Energy Ltd. (a)	74,665	255,354
TURKEY — 0.2%
Eldorado Gold Corp. (a)	93,359	1,387,857
UNITED KINGDOM — 1.1%
Anglogold Ashanti PLC	194,142	4,480,797
TechnipFMC PLC	67,734	1,960,222
		6,441,019
UNITED STATES — 74.0%
Alcoa Corp.	117,862	4,452,826
Alpha Metallurgical Resources, Inc. (a)	4,969	994,396
Amcor PLC	559,086	5,260,999
Antero Resources Corp. (a)	46,233	1,620,467
APA Corp.	58,525	1,351,342
Archer-Daniels-Midland Co.	184,961	9,344,230
Archrock, Inc.	26,716	664,961
ATI, Inc. (a)	56,741	3,123,025
Atlas Energy Solutions, Inc. (b)	9,576	212,396
Avery Dennison Corp.	31,112	5,821,989
Baker Hughes Co.	157,154	6,446,457
Bunge Global SA	54,785	4,260,082
Cactus, Inc. Class A	10,544	615,348
California Resources Corp.	10,988	570,167
Calumet, Inc. (a) (b)	10,844	238,785
Carpenter Technology Corp.	22,746	3,860,224
Centrus Energy Corp. Class A (a)	2,300	153,203
Century Aluminum Co. (a)	23,700	431,814
CF Industries Holdings, Inc.	69,747	5,950,814
Chevron Corp.	269,106	38,977,313
Chord Energy Corp.	9,785	1,144,062
Civitas Resources, Inc.	14,348	658,143
Cleveland-Cliffs, Inc. (a)	220,220	2,070,068
CNX Resources Corp. (a)	23,933	877,623
Coeur Mining, Inc. (a)	182,072	1,041,452
Commercial Metals Co.	52,433	2,600,677
Comstock Resources, Inc. (a)	14,300	260,546
ConocoPhillips	206,277	20,456,490
CONSOL Energy, Inc.	4,252	453,603
Corteva, Inc.	267,826	15,255,369
Coterra Energy, Inc.	116,954	2,987,005
Crescent Energy Co. Class A	27,777	405,822
Darling Ingredients, Inc. (a)	61,481	2,071,295
Delek U.S. Holdings, Inc.	10,229	189,237
Devon Energy Corp.	99,106	3,243,739
Diamondback Energy, Inc.	29,668	4,860,508
EOG Resources, Inc.	89,955	11,026,684
EQT Corp.	93,971	4,333,003
Expand Energy Corp.	32,640	3,249,312
Expro Group Holdings NV (a)	17,248	215,083

See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	548,457	$58,997,519
FMC Corp.	48,293	2,347,523
Freeport-McMoRan, Inc.	655,422	24,958,470
Fresh Del Monte Produce, Inc.	13,000	431,730
Graphic Packaging Holding Co.	116,042	3,151,701
Gulfport Energy Corp. (a)	1,968	362,506
Halliburton Co.	139,663	3,797,437
Hecla Mining Co.	283,255	1,390,782
Helix Energy Solutions Group, Inc. (a)	22,604	210,669
Helmerich & Payne, Inc.	15,608	499,768
Hess Corp.	43,692	5,811,473
HF Sinclair Corp.	25,624	898,121
Ingredion, Inc.	25,192	3,465,412
International Paper Co.	134,399	7,233,354
Kaiser Aluminum Corp.	7,296	512,690
Kodiak Gas Services, Inc.	5,100	208,233
Liberty Energy, Inc.	26,172	520,561
Louisiana-Pacific Corp.	24,233	2,509,327
Magnolia Oil & Gas Corp. Class A	29,793	696,560
Marathon Petroleum Corp.	52,957	7,387,501
Matador Resources Co.	18,352	1,032,484
Materion Corp.	9,468	936,196
Mosaic Co.	123,266	3,029,878
MP Materials Corp. (a) (b)	55,793	870,371
Murphy Oil Corp.	22,465	679,791
Newmont Corp.	523,381	19,480,241
Noble Corp. PLC	21,597	678,146
Northern Oil & Gas, Inc.	15,748	585,196
NOV, Inc.	62,258	908,967
Nucor Corp.	108,270	12,636,192
Occidental Petroleum Corp.	106,504	5,262,363
Oceaneering International, Inc. (a)	16,064	418,949
Ovintiv, Inc.	41,732	1,690,146
Packaging Corp. of America	34,465	7,759,105
Patterson-UTI Energy, Inc.	56,569	467,260
PBF Energy, Inc. Class A	15,728	417,578
Peabody Energy Corp.	19,928	417,292
Permian Resources Corp.	100,406	1,443,838
Phillips 66 Co.	66,213	7,543,647
PotlatchDeltic Corp. REIT	27,756	1,089,423
Range Resources Corp.	38,325	1,378,934
Rayonier, Inc. REIT	51,861	1,353,572
Reliance, Inc.	25,092	6,756,272
Royal Gold, Inc.	29,993	3,954,577
Sable Offshore Corp. (a)	7,300	167,170
Schlumberger NV	224,636	8,612,544
Scotts Miracle-Gro Co.	16,469	1,092,553
Sealed Air Corp.	56,301	1,904,663
Select Water Solutions, Inc.	14,824	196,270
Sitio Royalties Corp. Class A	12,724	244,046
SM Energy Co.	18,149	703,455
Smurfit WestRock PLC	190,887	10,281,174
Sonoco Products Co.	38,013	1,856,935
Security Description	Shares	Value
Steel Dynamics, Inc.	65,429	$7,463,486
SunCoke Energy, Inc.	38,400	410,880
Sylvamo Corp.	13,280	1,049,386
Talos Energy, Inc. (a)	19,689	191,180
Texas Pacific Land Corp.	2,992	3,309,032
Tidewater, Inc. (a)	7,605	416,070
Transocean Ltd. (a) (b)	123,258	462,218
Uranium Energy Corp. (a)	64,721	432,983
Valaris Ltd. (a)	10,585	468,280
Valero Energy Corp.	50,653	6,209,551
Viper Energy, Inc.	16,048	787,475
Warrior Met Coal, Inc.	23,812	1,291,563
Weatherford International PLC	11,609	831,553
Weyerhaeuser Co. REIT	281,321	7,919,186
World Kinect Corp.	9,332	256,723
Worthington Steel, Inc.	15,833	503,806
		434,994,496
ZAMBIA — 0.7%
First Quantum Minerals Ltd. (a)	308,131	3,970,009
TOTAL COMMON STOCKS (Cost $601,931,294)		587,126,144

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	650,909	650,909
State Street Navigator Securities Lending Portfolio II (f) (g)	9,697,627	9,697,627
TOTAL SHORT-TERM INVESTMENTS (Cost $10,348,536)		10,348,536
TOTAL INVESTMENTS — 101.6% (Cost $612,279,830)		597,474,680
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(9,396,946)
NET ASSETS — 100.0%		$588,077,734
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$587,126,144	$—	$—	$587,126,144
Short-Term Investments	10,348,536	—	—	10,348,536
TOTAL INVESTMENTS	$597,474,680	$—	$—	$597,474,680

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,261,954	$2,261,954	$8,281,945	$9,892,990	$—	$—	650,909	$650,909	$9,544
State Street Navigator Securities Lending Portfolio II	14,266,653	14,266,653	63,662,321	68,231,347	—	—	9,697,627	9,697,627	9,780
Total		$16,528,607	$71,944,266	$78,124,337	$—	$—		$10,348,536	$19,324
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.6%
ANZ Group Holdings Ltd.	206,135	$3,642,518
Aristocrat Leisure Ltd.	22,438	949,691
BHP Group Ltd.	318,168	7,791,104
Brambles Ltd.	162,377	1,934,308
Cochlear Ltd.	2,464	442,237
Coles Group Ltd.	84,260	985,484
Commonwealth Bank of Australia	113,293	10,749,780
Endeavour Group Ltd. (a)	106,022	275,703
Fortescue Ltd.	114,682	1,295,848
Glencore PLC (b)	666,764	2,951,085
Goodman Group REIT	94,908	2,094,289
Insurance Australia Group Ltd.	247,096	1,294,291
Macquarie Group Ltd.	29,396	4,034,149
Medibank Pvt Ltd.	192,903	452,662
Mineral Resources Ltd.	10,198	216,258
National Australia Bank Ltd.	192,641	4,425,055
Northern Star Resources Ltd.	63,538	607,403
Origin Energy Ltd.	195,981	1,322,624
Pro Medicus Ltd.	2,236	346,271
QBE Insurance Group Ltd.	78,956	938,604
Rio Tinto Ltd. (a)	25,719	1,870,424
Rio Tinto PLC	70,403	4,164,397
Santos Ltd.	162,320	671,343
Scentre Group REIT	189,295	402,003
Sonic Healthcare Ltd.	59,023	987,056
South32 Ltd.	404,351	851,204
Suncorp Group Ltd.	163,142	1,920,189
Telstra Group Ltd.	286,216	710,615
Transurban Group Stapled Security	187,946	1,558,151
Vicinity Ltd. REIT	414,755	539,271
Wesfarmers Ltd.	84,260	3,731,691
Westpac Banking Corp.	241,305	4,828,738
WiseTech Global Ltd.	7,216	540,870
Woodside Energy Group Ltd. (a)	131,393	2,001,259
Woolworths Group Ltd.	106,022	2,001,472
		73,528,047
AUSTRIA — 0.2%
Erste Group Bank AG	31,344	1,936,368
OMV AG	15,622	604,034
Verbund AG	675	48,927
		2,589,329
BELGIUM — 0.5%
Ageas SA	20,476	994,416
Anheuser-Busch InBev SA	47,708	2,383,629
KBC Group NV	20,622	1,591,733
Syensqo SA (a)	9,811	716,840
UCB SA	12,123	2,412,757
		8,099,375
Security Description	Shares	Value
BRAZIL — 1.4%
Ambev SA ADR (a)	418,842	$774,858
B3 SA - Brasil Bolsa Balcao	457,913	764,936
Banco Bradesco SA ADR (a)	490,874	937,569
Banco do Brasil SA	126,532	495,039
BB Seguridade Participacoes SA	97,541	571,240
BRF SA	70,910	291,085
CCR SA	180,209	296,661
Centrais Eletricas Brasileiras SA	93,831	518,376
Cia Energetica de Minas Gerais ADR	331,219	586,258
Cia Siderurgica Nacional SA ADR (a)	129,399	186,334
Cosan SA	228,727	302,114
Energisa SA	23,118	136,511
Equatorial Energia SA (c)	108,203	479,902
Gerdau SA ADR	121,994	351,343
Hapvida Participacoes e Investimentos SA (b) (d)	391,977	141,491
Itau Unibanco Holding SA ADR	398,945	1,978,767
Klabin SA	90,621	340,314
Localiza Rent a Car SA	56,522	294,602
Natura & Co. Holding SA	107,427	221,884
NU Holdings Ltd. Class A (b)	103,653	1,073,845
Petroleo Brasileiro SA ADR (a)	251,269	2,975,025
PRIO SA (b)	72,648	472,141
Raia Drogasil SA	158,748	565,319
Rumo SA	141,573	408,825
Suzano SA	52,078	520,793
TOTVS SA	80,861	350,127
Vale SA	9,709	85,730
Vale SA ADR	211,747	1,878,196
Vibra Energia SA	104,513	301,806
WEG SA	119,793	1,023,249
Wheaton Precious Metals Corp.	29,794	1,676,145
Yara International ASA	18,215	482,425
		21,482,910
CANADA — 7.9%
Agnico Eagle Mines Ltd.	25,794	2,016,961
Alimentation Couche-Tard, Inc.	42,361	2,348,087
Bank of Montreal (a)	57,178	5,548,039
Bank of Nova Scotia (a)	84,663	4,543,970
Barrick Gold Corp.	118,706	1,839,770
Brookfield Asset Management Ltd. Class A	23,016	1,247,620
Brookfield Corp. (a)	92,097	5,290,679
Brookfield Renewable Corp. (a)	9,166	253,528
CAE, Inc. (a) (b)	35,241	894,379
Cameco Corp. (a)	33,606	1,727,033
Canadian Apartment Properties REIT	2,367	70,161

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce	66,546	$4,207,362
Canadian National Railway Co.	46,327	4,701,955
Canadian Natural Resources Ltd.	157,854	4,871,061
Canadian Pacific Kansas City Ltd.	55,727	4,032,865
Canadian Tire Corp. Ltd. Class A (a)	9,657	1,015,388
CCL Industries, Inc. Class B	10,760	553,262
Cenovus Energy, Inc.	79,399	1,202,965
CGI, Inc.	10,964	1,199,011
Constellation Software, Inc.	1,256	3,881,802
Dollarama, Inc.	17,139	1,671,714
Enbridge, Inc.	96,076	4,075,648
Fairfax Financial Holdings Ltd.	1,147	1,595,049
FirstService Corp.	1,660	300,547
Franco-Nevada Corp.	12,317	1,446,661
George Weston Ltd.	4,758	739,538
Gildan Activewear, Inc. (a)	23,651	1,112,495
IGM Financial, Inc. (a)	18,080	577,147
Imperial Oil Ltd.	29,268	1,802,845
Intact Financial Corp.	3,972	722,842
Ivanhoe Mines Ltd. Class A (b)	21,625	256,517
Kinross Gold Corp.	107,408	997,008
Loblaw Cos. Ltd.	20,494	2,695,626
Magna International, Inc. (a)	15,412	643,828
Manulife Financial Corp.	124,815	3,832,451
National Bank of Canada (a)	38,172	3,478,000
Nutrien Ltd.	36,197	1,618,823
Onex Corp.	6,232	486,531
Open Text Corp.	18,080	511,399
Pan American Silver Corp.	19,338	391,009
Parkland Corp. (a)	3,604	81,467
Pembina Pipeline Corp.	7,742	285,897
RB Global, Inc. (a)	7,184	648,069
Restaurant Brands International, Inc.	15,407	1,003,673
Rogers Communications, Inc. Class B (a)	43,531	1,337,529
Royal Bank of Canada	104,238	12,561,904
Shopify, Inc. Class A (b)	72,140	7,673,966
Sun Life Financial, Inc.	50,359	2,988,556
Suncor Energy, Inc.	106,304	3,792,559
TC Energy Corp. (a)	57,450	2,675,967
Teck Resources Ltd. Class B	34,795	1,409,993
TELUS Corp.	78,291	1,060,973
TFI International, Inc.	2,591	349,935
Thomson Reuters Corp. (a)	16,087	2,581,839
Toronto-Dominion Bank	124,824	6,642,178
Tourmaline Oil Corp.	8,470	391,757
		125,887,838
CHILE — 0.1%
Antofagasta PLC	5,858	116,651
Banco Santander Chile	3,593,320	170,900
Security Description	Shares	Value
Enel Americas SA	1,806,457	$158,481
Enel Chile SA ADR	248,503	715,689
Latam Airlines Group SA	6,116,819	84,446
Lundin Mining Corp. (a)	23,515	202,253
Sociedad Quimica y Minera de Chile SA ADR (a)	12,281	446,537
		1,894,957
CHINA — 8.2%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	22,500	47,933
AAC Technologies Holdings, Inc.	68,000	328,272
Advanced Micro-Fabrication Equipment, Inc. China Class A	3,343	86,135
AECC Aero-Engine Control Co. Ltd. Class A	164,200	497,420
AECC Aviation Power Co. Ltd. Class A	46,000	259,715
Agricultural Bank of China Ltd. Class H	1,894,000	1,080,133
Air China Ltd. Class A (b)	52,500	56,565
Airtac International Group	17,789	457,958
Akeso, Inc. (b) (d)	52,000	406,336
Alibaba Group Holding Ltd.	816,200	8,657,996
Alibaba Group Holding Ltd. ADR	15,021	1,273,631
Alibaba Health Information Technology Ltd. (a) (b)	366,000	156,427
Aluminum Corp. of China Ltd. Class A	181,100	181,310
Angel Yeast Co. Ltd. Class A	10,000	49,104
Anhui Conch Cement Co. Ltd. Class H	33,500	85,734
Anhui Gujing Distillery Co. Ltd. Class B	12,900	186,012
Anhui Yingjia Distillery Co. Ltd. Class A	4,100	30,124
Anjoy Foods Group Co. Ltd. Class A	11,000	122,084
ANTA Sports Products Ltd.	58,600	587,286
Asymchem Laboratories Tianjin Co. Ltd. Class A	11,620	120,434
Autohome, Inc. ADR	5,426	140,805
AviChina Industry & Technology Co. Ltd. Class H	508,000	252,432
Avicopter PLC Class A	80,900	424,914
Baidu, Inc. Class A (b)	142,264	1,514,587
Bank of Chengdu Co. Ltd. Class A	69,000	160,810
Bank of China Ltd. Class H	4,988,436	2,549,462
Bank of Communications Co. Ltd. Class H	1,024,710	842,938
Bank of Ningbo Co. Ltd. Class A	14,300	47,352

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
BeiGene Ltd. (b)	44,971	$632,192
Beijing Enterprises Water Group Ltd.	292,000	94,352
Beijing Roborock Technology Co. Ltd. Class A	1,743	52,063
Beijing Tiantan Biological Products Corp. Ltd. Class A	59,840	167,094
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,000	115,170
Beijing Yanjing Brewery Co. Ltd. Class A	68,200	111,847
Bilibili, Inc. Class Z (b)	15,742	287,768
Bloomage Biotechnology Corp. Ltd. Class A	24,232	168,467
BOC Hong Kong Holdings Ltd.	155,500	499,453
BYD Co. Ltd. Class A	12,100	465,870
BYD Co. Ltd. Class H	57,500	1,973,429
BYD Electronic International Co. Ltd. (a)	42,000	227,357
CGN Power Co. Ltd. Class H (d)	616,400	226,152
Changchun High-Tech Industry Group Co. Ltd. Class A	2,400	32,508
China CITIC Bank Corp. Ltd. Class H	491,000	339,429
China Construction Bank Corp. Class A	67,100	80,339
China Construction Bank Corp. Class H	4,630,720	3,862,932
China Eastern Airlines Corp. Ltd. Class A (b)	294,600	160,512
China Everbright Bank Co. Ltd. Class H	36,000	13,996
China Feihe Ltd. (d)	174,000	122,079
China Galaxy Securities Co. Ltd. Class H	176,500	161,096
China Gas Holdings Ltd.	112,800	98,309
China Greatwall Technology Group Co. Ltd. Class A (b)	71,000	140,907
China Hongqiao Group Ltd.	114,000	172,586
China Life Insurance Co. Ltd. Class H	519,000	980,815
China Literature Ltd. (b) (d)	36,600	118,734
China Longyuan Power Group Corp. Ltd. Class H	231,000	191,510
China Mengniu Dairy Co. Ltd.	326,000	736,946
China Merchants Bank Co. Ltd. Class H	342,514	1,763,729
China Merchants Port Holdings Co. Ltd.	388,108	691,484
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	17,900	24,967
China Minsheng Banking Corp. Ltd. Class H	316,200	140,028
Security Description	Shares	Value
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	28,000	$80,932
China Oilfield Services Ltd. Class H	280,000	253,761
China Overseas Land & Investment Ltd.	294,000	469,313
China Pacific Insurance Group Co. Ltd. Class H	173,200	561,878
China Petroleum & Chemical Corp. Class H	2,031,800	1,163,951
China Power International Development Ltd.	363,000	148,136
China Railway Group Ltd. Class H	186,000	94,820
China Rare Earth Resources & Technology Co. Ltd. Class A	31,100	118,825
China Resources Beer Holdings Co. Ltd.	175,170	569,396
China Resources Gas Group Ltd.	32,400	128,258
China Resources Land Ltd.	160,500	465,924
China Resources Mixc Lifestyle Services Ltd. (d)	43,800	162,954
China Resources Power Holdings Co. Ltd.	140,000	340,270
China Ruyi Holdings Ltd. (a) (b)	460,000	145,083
China Shenhua Energy Co. Ltd. Class H	231,500	1,001,345
China Southern Airlines Co. Ltd. Class A (b)	185,800	164,250
China Taiping Insurance Holdings Co. Ltd.	126,400	189,081
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	84,886
China Vanke Co. Ltd. Class H (a) (b)	69,100	47,057
China Yangtze Power Co. Ltd. Class A	128,100	515,611
Chongqing Brewery Co. Ltd. Class A	22,355	191,897
Chongqing Changan Automobile Co. Ltd. Class A	51,800	94,265
Chongqing Zhifei Biological Products Co. Ltd. Class A	16,050	57,497
CITIC Ltd.	366,000	433,945
CITIC Securities Co. Ltd. Class H (a)	98,225	269,969
CMOC Group Ltd. Class A	109,300	99,005
CNOOC Energy Technology & Services Ltd. Class A	202,100	117,546
CNPC Capital Co. Ltd. Class A	30,900	29,000
Contemporary Amperex Technology Co. Ltd. Class A	16,020	580,443
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	47,800	75,527

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Holdings Co. Ltd. Class A	96,820	$204,415
COSCO SHIPPING Holdings Co. Ltd. Class H	99,149	163,377
CRRC Corp. Ltd. Class A	118,900	135,719
CSPC Innovation Pharmaceutical Co. Ltd. Class A	25,000	90,547
CSPC Pharmaceutical Group Ltd.	602,800	370,932
Eastroc Beverage Group Co. Ltd. Class A	3,490	118,141
Ecovacs Robotics Co. Ltd. Class A	19,100	122,277
ENN Energy Holdings Ltd.	41,100	295,501
Eve Energy Co. Ltd. Class A	16,800	106,958
FAW Jiefang Group Co. Ltd. Class A	102,300	114,263
Foshan Haitian Flavouring & Food Co. Ltd. Class A	14,268	89,205
Fosun International Ltd.	105,000	61,368
Foxconn Industrial Internet Co. Ltd. Class A	17,000	49,785
Fuyao Glass Industry Group Co. Ltd. Class A	5,500	46,748
Ganfeng Lithium Group Co. Ltd. Class A	12,940	61,708
GCL Technology Holdings Ltd. (b)	975,000	135,557
Geely Automobile Holdings Ltd.	448,000	854,712
Genscript Biotech Corp. (a) (b)	152,000	192,545
Giant Biogene Holding Co. Ltd. (d)	12,800	82,225
GigaDevice Semiconductor, Inc. Class A (b)	5,100	74,192
Ginlong Technologies Co. Ltd. Class A	10,200	84,848
GoerTek, Inc. Class A	90,500	318,165
Great Wall Motor Co. Ltd. Class H (a)	222,500	391,268
Guangdong Haid Group Co. Ltd. Class A	3,600	24,052
Guangzhou Automobile Group Co. Ltd. Class A	66,500	84,603
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,800	14,710
Guangzhou Tinci Materials Technology Co. Ltd. Class A	20,600	55,334
H World Group Ltd. ADR (a)	11,702	386,517
Haidilao International Holding Ltd. (a) (d)	129,000	264,046
Haier Smart Home Co. Ltd. Class H	161,200	570,678
Hainan Airlines Holding Co. Ltd. Class A (b)	506,600	117,308
Security Description	Shares	Value
Hainan Airport Infrastructure Co. Ltd. Class A (b)	242,000	$124,601
Haitong Securities Co. Ltd. Class H	140,000	123,456
Hangzhou First Applied Material Co. Ltd. Class A	17,012	34,295
Hangzhou GreatStar Industrial Co. Ltd.	40,200	177,140
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	14,500	51,391
Hangzhou Tigermed Consulting Co. Ltd. Class A	16,100	119,782
Hansoh Pharmaceutical Group Co. Ltd. (d)	42,000	93,430
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	8,900	27,689
Heilongjiang Agriculture Co. Ltd. Class A	81,600	163,945
Hengan International Group Co. Ltd.	64,000	184,965
Hisense Home Appliances Group Co. Ltd. Class A	29,000	114,159
Hoshine Silicon Industry Co. Ltd. Class A	6,600	49,948
Hua Hong Semiconductor Ltd. (a) (d)	28,000	78,039
Huadian Power International Corp. Ltd. Class A	267,200	204,181
Hualan Biological Engineering, Inc. Class A	98,720	226,579
Huaneng Power International, Inc. Class H (a)	602,000	331,691
Huatai Securities Co. Ltd. Class H (d)	136,400	230,378
Humanwell Healthcare Group Co. Ltd. Class A	20,300	64,648
Iflytek Co. Ltd. Class A	10,000	65,818
Imeik Technology Development Co. Ltd. Class A	1,700	42,260
Industrial & Commercial Bank of China Ltd. Class H	4,169,045	2,796,198
Ingenic Semiconductor Co. Ltd. Class A	9,100	84,536
Inner Mongolia Yitai Coal Co. Ltd. Class B	110,500	227,962
Innovent Biologics, Inc. (b) (d)	89,000	419,338
JA Solar Technology Co. Ltd. Class A	19,252	36,057
JD Health International, Inc. (b) (d)	61,350	221,929
JD.com, Inc. Class A	128,702	2,253,294
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,800	18,787
Jiangsu Expressway Co. Ltd. Class H	14,000	15,464
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	38,815

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC Ltd. Class A	21,500	$132,459
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	16,500	54,727
Jointown Pharmaceutical Group Co. Ltd. Class A	340,177	237,241
Juneyao Airlines Co. Ltd. Class A	71,400	133,240
Kanzhun Ltd. ADR (b)	17,083	235,745
KE Holdings, Inc. ADR	42,806	788,487
Kingdee International Software Group Co. Ltd. (b)	191,000	209,737
Kingsoft Corp. Ltd.	113,000	489,505
Kuaishou Technology (b) (d)	138,800	738,854
Kuang-Chi Technologies Co. Ltd. Class A	134,600	876,371
Kweichow Moutai Co. Ltd. Class A	5,245	1,088,794
Lenovo Group Ltd.	384,000	498,294
Lens Technology Co. Ltd. Class A	22,800	68,013
Li Auto, Inc. Class A (b)	68,720	831,139
Li Ning Co. Ltd.	134,500	285,001
Lingyi iTech Guangdong Co. Class A	96,100	104,720
Longfor Group Holdings Ltd. (d)	104,603	134,660
LONGi Green Energy Technology Co. Ltd. Class A	24,192	51,768
Luxshare Precision Industry Co. Ltd. Class A	55,318	307,125
Luzhou Laojiao Co. Ltd. Class A	6,200	105,733
Mango Excellent Media Co. Ltd. Class A	38,900	142,481
Maxscend Microelectronics Co. Ltd. Class A	5,440	66,467
Meihua Holdings Group Co. Ltd. Class A	25,600	34,975
Meituan Class B (b) (d)	294,100	5,743,468
MINISO Group Holding Ltd.	11,000	66,626
Muyuan Foods Co. Ltd. Class A	27,862	145,885
NAURA Technology Group Co. Ltd. Class A	9,900	527,263
NetEase, Inc.	114,775	2,044,923
New China Life Insurance Co. Ltd. Class H	68,300	207,504
New Hope Liuhe Co. Ltd. Class A (b)	118,800	145,314
New Oriental Education & Technology Group, Inc.	107,790	679,242
NIO, Inc. Class A (a) (b)	94,318	422,540
Nongfu Spring Co. Ltd. Class H (a) (d)	74,400	325,167
PDD Holdings, Inc. ADR (b)	40,180	3,897,058
PetroChina Co. Ltd. Class H	1,272,000	1,000,511
Security Description	Shares	Value
Pharmaron Beijing Co. Ltd. Class A	26,000	$91,017
PICC Property & Casualty Co. Ltd. Class H	577,415	911,323
Ping An Insurance Group Co. of China Ltd. Class A	37,700	270,368
Ping An Insurance Group Co. of China Ltd. Class H	341,000	2,021,518
Pop Mart International Group Ltd. (d)	26,200	302,374
Postal Savings Bank of China Co. Ltd. Class A	49,900	38,607
Prosus NV	95,473	3,791,369
Qifu Technology, Inc. ADR	8,692	333,599
Rockchip Electronics Co. Ltd. Class A	9,400	140,920
SAIC Motor Corp. Ltd. Class A	48,700	137,712
Seres Group Co. Ltd. Class A	24,200	439,697
SF Holding Co. Ltd. Class A	6,800	37,328
SG Micro Corp. Class A	3,620	40,325
Shandong Gold Mining Co. Ltd. Class A	73,141	225,455
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	234,400	138,806
Shanghai Baosight Software Co. Ltd. Class A	79,114	315,314
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,700	29,448
Shanghai Lingang Holdings Corp. Ltd. Class A	84,100	115,700
Shanghai M&G Stationery, Inc. Class A	19,100	78,700
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	26,200	74,944
Shanghai Pharmaceuticals Holding Co. Ltd. Class H (a)	27,200	44,190
Shanghai RAAS Blood Products Co. Ltd. Class A	272,677	268,164
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,600	35,045
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,400	361,319
Shengyi Technology Co. Ltd. Class A	45,200	148,071
Shennan Circuits Co. Ltd. Class A	8,680	147,790
Shenzhen Capchem Technology Co. Ltd. Class A	15,960	81,392
Shenzhen Energy Group Co. Ltd. Class A	347,240	306,493
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	170,197

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	29,800	$125,548
Shenzhou International Group Holdings Ltd.	42,600	340,012
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	9,100	19,845
Sichuan Chuantou Energy Co. Ltd. Class A	155,570	365,536
Silergy Corp.	22,000	270,768
Sinopharm Group Co. Ltd. Class H	54,400	149,167
SITC International Holdings Co. Ltd.	53,000	141,234
Smoore International Holdings Ltd. (a) (d)	120,000	205,460
Spring Airlines Co. Ltd. Class A	8,200	64,414
Sungrow Power Supply Co. Ltd. Class A	11,900	119,673
Sunny Optical Technology Group Co. Ltd.	47,800	423,668
TAL Education Group ADR (b)	34,580	346,492
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	14,900	18,002
Tencent Holdings Ltd.	381,400	20,474,359
Tencent Music Entertainment Group ADR	49,977	567,239
Tianqi Lithium Corp. Class A	4,200	18,879
Tingyi Cayman Islands Holding Corp.	280,000	364,781
Tongcheng Travel Holdings Ltd.	113,600	266,160
TongFu Microelectronics Co. Ltd. Class A	24,400	98,212
Tongwei Co. Ltd. Class A	15,300	46,078
TravelSky Technology Ltd. Class H	56,000	74,975
Trina Solar Co. Ltd. Class A	6,130	16,115
Trip.com Group Ltd. (b)	31,475	2,188,029
Tsingtao Brewery Co. Ltd. Class H	60,000	438,726
Vipshop Holdings Ltd. ADR	34,626	466,412
Want Want China Holdings Ltd.	140,000	82,184
Weichai Power Co. Ltd. Class A	79,900	149,102
Wens Foodstuff Group Co. Ltd. Class A	23,680	53,253
Wharf Holdings Ltd.	56,000	157,519
Will Semiconductor Co. Ltd. Shanghai Class A	8,100	115,197
Wuhan Guide Infrared Co. Ltd. Class A	154,949	156,817
Wuliangye Yibin Co. Ltd. Class A	16,100	307,109
Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class A	23,502	$176,197
WuXi AppTec Co. Ltd. Class H (a) (d)	8,600	62,552
Wuxi Biologics Cayman, Inc. (b) (d)	235,500	532,364
Xiaomi Corp. Class B (b) (d)	843,800	3,747,591
Xinyi Solar Holdings Ltd. (a)	280,961	113,571
XPeng, Inc. ADR (b)	18,927	223,717
XPeng, Inc. Class A (b)	41,712	250,499
Yadea Group Holdings Ltd. (a) (d)	121,463	202,335
Yankuang Energy Group Co. Ltd. Class H (a)	274,800	316,616
Yealink Network Technology Corp. Ltd. Class A	29,490	155,052
Yifeng Pharmacy Chain Co. Ltd. Class A	24,116	79,264
Yonyou Network Technology Co. Ltd. Class A (b)	27,230	39,798
Youngor Fashion Co. Ltd. Class A	123,560	149,790
Yum China Holdings, Inc.	23,946	1,153,479
Yunnan Energy New Material Co. Ltd. Class A	10,300	44,881
Zhaojin Mining Industry Co. Ltd. Class H (a)	53,000	74,779
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	24,870
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	35,196
Zhejiang Leapmotor Technology Co. Ltd. (b) (d)	25,500	106,853
Zhejiang Supor Co. Ltd. Class A	5,100	36,964
Zhejiang Weiming Environment Protection Co. Ltd. Class A	5,000	14,731
Zhongsheng Group Holdings Ltd.	46,500	83,566
Zhuzhou CRRC Times Electric Co. Ltd. Class H	68,500	289,240
Zijin Mining Group Co. Ltd. Class H	556,000	1,012,087
ZTE Corp. Class H	60,200	188,707
ZTO Express Cayman, Inc.	21,384	416,506
		130,495,725
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	24,364	767,710
DENMARK — 1.8%
AP Moller - Maersk AS Class B	611	1,010,047
Coloplast AS Class B	4,541	495,742
Danske Bank AS	57,376	1,622,902
DSV AS	14,459	3,069,847
Genmab AS (b)	4,885	1,012,395
Novo Nordisk AS Class B	200,157	17,348,645
Novonesis (Novozymes) B Class B	17,706	1,002,380

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Orsted AS (b) (d)	10,488	$472,146
Pandora AS	8,030	1,468,494
Vestas Wind Systems AS (b)	75,429	1,027,282
Zealand Pharma AS (b)	572	56,830
		28,586,710
EGYPT — 0.0% (e)
Commercial International Bank - Egypt (CIB)	260,540	402,369
Talaat Moustafa Group	15,066	16,598
		418,967
FINLAND — 0.6%
Elisa OYJ	9,641	417,300
Fortum OYJ (a)	12,328	172,528
Kone OYJ Class B	28,567	1,390,313
Neste OYJ (a)	25,831	324,320
Nokia OYJ (c)	191,859	849,215
Nokia OYJ (c)	101,652	448,621
Nordea Bank Abp (c)	198,482	2,160,996
Nordea Bank Abp (c)	3,053	33,194
Sampo OYJ Class A	30,179	1,230,639
Stora Enso OYJ Class R (a)	63,635	640,358
UPM-Kymmene OYJ	55,143	1,516,591
Wartsila OYJ Abp	30,016	531,806
		9,715,881
FRANCE — 5.9%
Accor SA	22,727	1,107,030
Air Liquide SA	42,090	6,839,232
Airbus SE	36,616	5,868,618
Alstom SA (b)	31,019	692,511
AXA SA	116,713	4,147,789
BioMerieux	626	67,091
BNP Paribas SA	68,633	4,208,734
Bouygues SA	20,307	600,136
Capgemini SE	13,808	2,261,258
Carrefour SA	56,259	799,858
Cie de Saint-Gobain SA	32,736	2,905,070
Cie Generale des Etablissements Michelin SCA	44,222	1,456,182
Credit Agricole SA	58,013	798,363
Danone SA	45,345	3,057,693
Dassault Systemes SE	41,527	1,440,541
Edenred SE	11,487	377,660
Engie SA	84,995	1,347,469
EssilorLuxottica SA	20,414	4,980,277
Hermes International SCA	1,330	3,197,893
Kering SA	5,476	1,350,972
Klepierre SA REIT	9,593	276,153
La Francaise des Jeux SACA (d)	343	13,220
Legrand SA	18,199	1,772,190
L'Oreal SA	16,025	5,672,621
LVMH Moet Hennessy Louis Vuitton SE	17,232	11,339,695
Orange SA	138,508	1,380,896
Security Description	Shares	Value
Pernod Ricard SA	16,782	$1,894,176
Publicis Groupe SA	23,301	2,485,203
Renault SA	6,258	304,892
Safran SA	20,559	4,515,364
Sartorius Stedim Biotech	1,228	239,950
Societe Generale SA	36,005	1,012,611
Sodexo SA	11,471	944,912
Teleperformance SE	2,232	192,110
Thales SA	213	30,581
TotalEnergies SE	145,585	8,045,702
Unibail-Rodamco-Westfield CDI	46,141	171,981
Unibail-Rodamco-Westfield REIT (b)	6,321	475,981
Veolia Environnement SA	46,279	1,299,163
Vinci SA	36,915	3,812,610
Vivendi SE (a)	4,891	13,031
		93,397,419
GERMANY — 5.6%
adidas AG	11,692	2,866,953
Allianz SE	26,697	8,180,080
BASF SE	61,286	2,694,582
Bayer AG	64,120	1,282,378
Bayerische Motoren Werke AG	23,405	1,914,150
Commerzbank AG	48,825	795,029
Continental AG	6,342	425,682
Covestro AG (b)	11,310	679,267
CTS Eventim AG & Co. KGaA	272	22,997
Daimler Truck Holding AG	27,759	1,059,233
Deutsche Bank AG	120,043	2,068,428
Deutsche Boerse AG	14,289	3,290,688
Deutsche Lufthansa AG	49,644	317,486
Deutsche Post AG	74,786	2,631,442
Deutsche Telekom AG	227,264	6,798,738
Dr. Ing hc F Porsche AG Preference Shares (d)	2,736	165,511
E.ON SE	156,558	1,822,992
Fresenius Medical Care AG	18,364	839,743
Fresenius SE & Co. KGaA (b)	28,033	973,605
Heidelberg Materials AG	796	98,334
Henkel AG & Co. KGaA Preference Shares	6,931	607,896
Infineon Technologies AG	66,860	2,173,933
LEG Immobilien SE	2,840	240,559
Mercedes-Benz Group AG	50,414	2,808,559
Merck KGaA	10,179	1,474,596
MTU Aero Engines AG	2,009	669,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,968	5,532,172
Porsche Automobil Holding SE Preference Shares	10,028	377,458
Puma SE	5,538	254,387
Rheinmetall AG	2,272	1,445,943
RWE AG	40,398	1,206,020
SAP SE	67,683	16,561,263

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sartorius AG Preference Shares	1,684	$375,262
Scout24 SE (d)	1,505	132,622
Siemens AG	49,338	9,633,436
Siemens Energy AG (b)	33,023	1,722,760
Siemens Healthineers AG (d)	17,757	941,434
Symrise AG	8,444	897,547
Volkswagen AG Preference Shares	9,014	831,099
Vonovia SE	38,626	1,172,719
Zalando SE (b) (d)	13,169	441,686
		88,428,532
GREECE — 0.1%
Eurobank Ergasias Services & Holdings SA Class A	11,021	25,449
Hellenic Telecommunications Organization SA	2,626	40,462
Jumbo SA	28,665	758,688
National Bank of Greece SA	11,072	87,822
OPAP SA	52,562	854,519
Piraeus Financial Holdings SA	13,099	52,222
		1,819,162
HONG KONG — 1.1%
AIA Group Ltd.	722,200	5,234,310
China Common Rich Renewable Energy Investments Ltd. (a) (b) (f)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (f)	1,418,000	—
CK Asset Holdings Ltd.	95,832	393,545
CLP Holdings Ltd.	84,000	706,132
Futu Holdings Ltd. ADR	3,480	278,365
Hang Seng Bank Ltd. (a)	49,600	610,107
Henderson Land Development Co. Ltd.	203,317	617,702
Hong Kong & China Gas Co. Ltd.	685,057	547,661
Hong Kong Exchanges & Clearing Ltd.	80,340	3,048,968
Jardine Matheson Holdings Ltd.	6,400	262,208
Link REIT	282,282	1,193,746
Prudential PLC	129,756	1,035,166
Sino Biopharmaceutical Ltd.	1,205,500	496,605
Sun Hung Kai Properties Ltd.	100,685	967,583
Swire Pacific Ltd. Class A	68,006	616,768
Techtronic Industries Co. Ltd.	103,500	1,365,708
WH Group Ltd. (d)	409,205	316,599
Wharf Real Estate Investment Co. Ltd.	101,000	258,223
		17,949,396
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	76,584	526,288
Security Description	Shares	Value
OTP Bank Nyrt	22,494	$1,228,143
		1,754,431
INDIA — 5.7%
ABB India Ltd.	1,560	125,951
Adani Enterprises Ltd.	17,431	514,834
Adani Green Energy Ltd. (b)	28,410	345,345
Adani Ports & Special Economic Zone Ltd.	51,815	745,084
Adani Power Ltd. (b)	67,191	415,521
Ambuja Cements Ltd.	133,596	836,089
Apollo Hospitals Enterprise Ltd.	8,508	725,086
Asian Paints Ltd.	23,541	627,297
Aurobindo Pharma Ltd.	30,002	467,655
Avenue Supermarts Ltd. (b) (d)	9,655	401,684
Axis Bank Ltd.	147,104	1,829,398
Bajaj Auto Ltd.	5,881	604,396
Bajaj Finance Ltd.	15,258	1,215,989
Bajaj Finserv Ltd.	30,404	556,879
Balkrishna Industries Ltd.	7,706	261,935
Bharat Electronics Ltd.	461,135	1,578,972
Bharat Forge Ltd.	25,911	393,294
Bharat Heavy Electricals Ltd.	45,077	120,783
Bharat Petroleum Corp. Ltd. (c)	155,240	530,288
Bharti Airtel Ltd.	145,801	2,703,953
Britannia Industries Ltd.	2,852	158,659
CG Power & Industrial Solutions Ltd.	20,764	176,563
Cholamandalam Investment & Finance Co. Ltd.	50,297	696,731
Cipla Ltd.	39,263	701,209
Colgate-Palmolive India Ltd.	6,915	216,515
Dabur India Ltd.	74,282	439,894
Divi's Laboratories Ltd.	9,626	685,720
Dixon Technologies India Ltd.	149	31,216
DLF Ltd.	79,324	764,297
Dr. Reddy's Laboratories Ltd. ADR	90,289	1,425,663
Eicher Motors Ltd.	12,968	730,378
Godrej Consumer Products Ltd.	40,848	516,267
Godrej Properties Ltd. (b)	5,001	162,769
HCL Technologies Ltd.	83,658	1,873,599
HDFC Bank Ltd.	278,831	5,773,904
HDFC Life Insurance Co. Ltd. (d)	71,653	516,430
Hero MotoCorp Ltd.	11,845	575,635
Hindalco Industries Ltd.	115,003	809,257
Hindustan Aeronautics Ltd.	9,896	482,971
Hindustan Petroleum Corp. Ltd.	99,198	473,606
Hindustan Unilever Ltd.	73,440	1,995,986
ICICI Bank Ltd. ADR	149,144	4,453,440

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ICICI Lombard General Insurance Co. Ltd. (d)	22,308	$465,826
Indian Oil Corp. Ltd.	227,612	362,659
Info Edge India Ltd.	8,701	881,877
Infosys Ltd. ADR (a)	238,367	5,225,005
InterGlobe Aviation Ltd. (b) (d)	15,088	802,611
ITC Ltd.	195,485	1,104,336
Jio Financial Services Ltd. (b)	134,375	468,824
JSW Energy Ltd.	4,815	36,143
JSW Steel Ltd.	56,376	593,631
Jubilant Foodworks Ltd.	56,809	476,495
Kotak Mahindra Bank Ltd.	64,159	1,338,467
Larsen & Toubro Ltd.	38,116	1,606,158
LTIMindtree Ltd. (d)	9,728	634,707
Lupin Ltd.	28,626	787,657
Macrotech Developers Ltd. (d)	13,331	216,345
Mahindra & Mahindra Ltd. GDR	55,553	1,966,576
Marico Ltd.	99,396	742,448
Maruti Suzuki India Ltd.	7,808	990,289
Max Healthcare Institute Ltd.	38,621	508,917
Muthoot Finance Ltd.	16,019	399,690
Nestle India Ltd.	43,312	1,097,828
NHPC Ltd.	35,680	33,628
NTPC Ltd.	115,303	448,950
PB Fintech Ltd. (b)	15,789	388,917
Petronet LNG Ltd.	154,149	623,339
Phoenix Mills Ltd.	10,220	195,056
PI Industries Ltd.	10,447	449,741
Power Finance Corp. Ltd.	58,828	308,179
Power Grid Corp. of India Ltd.	288,446	1,040,058
REC Ltd.	54,898	321,063
Reliance Industries Ltd. GDR (d)	102,103	5,799,450
Samvardhana Motherson International Ltd.	214,437	391,034
SBI Life Insurance Co. Ltd. (d)	35,704	579,847
Shree Cement Ltd.	2,099	629,947
Shriram Finance Ltd.	31,763	1,071,885
Siemens Ltd.	2,310	176,353
Solar Industries India Ltd.	1,197	136,784
State Bank of India	115,140	1,069,110
Sun Pharmaceutical Industries Ltd.	58,420	1,287,183
Supreme Industries Ltd.	1,992	109,369
Suzlon Energy Ltd. (b)	574,549	417,555
Tata Consultancy Services Ltd.	52,681	2,519,667
Tata Consumer Products Ltd.	60,299	644,236
Tata Motors Ltd.	118,059	1,020,646
Tata Power Co. Ltd.	120,265	551,220
Tata Steel Ltd.	526,489	848,950
Tech Mahindra Ltd.	42,900	854,956
Titan Co. Ltd.	19,240	731,081
Torrent Pharmaceuticals Ltd.	10,329	405,378
Torrent Power Ltd.	6,593	114,431
Trent Ltd.	15,176	1,262,694
Security Description	Shares	Value
Tube Investments of India Ltd.	7,870	$328,745
UltraTech Cement Ltd.	7,952	1,061,305
United Spirits Ltd.	53,861	1,022,597
UPL Ltd. (c)	74,391	435,326
UPL Ltd. (b) (c)	9,231	24,319
Varun Beverages Ltd.	39,272	292,887
Vedanta Ltd.	73,109	379,534
Voltas Ltd.	1,599	33,431
Wipro Ltd.	180,642	636,893
Yes Bank Ltd. (b)	1,321,455	302,373
Zomato Ltd. (b)	444,892	1,444,887
		89,760,635
INDONESIA — 0.5%
Alamtri Resources Indonesia Tbk. PT	1,202,400	181,537
Amman Mineral Internasional PT (b)	189,000	99,520
Astra International Tbk. PT	1,847,700	562,518
Bank Central Asia Tbk. PT	3,166,000	1,903,141
Bank Mandiri Persero Tbk. PT	3,009,300	1,065,735
Bank Rakyat Indonesia Persero Tbk. PT	5,499,376	1,394,064
Barito Pacific Tbk. PT	1,566,156	89,523
Chandra Asri Pacific Tbk. PT	385,100	179,450
Charoen Pokphand Indonesia Tbk. PT	1,135,500	335,817
GoTo Gojek Tokopedia Tbk. PT (b)	58,312,200	253,610
Indah Kiat Pulp & Paper Tbk. PT	147,800	62,444
Merdeka Copper Gold Tbk. PT (b)	704,853	70,726
Telkom Indonesia Persero Tbk. PT	4,582,100	771,512
United Tractors Tbk. PT	203,200	338,036
		7,307,633
IRELAND — 0.2%
AerCap Holdings NV	5,281	505,392
AIB Group PLC	32,352	178,558
Bank of Ireland Group PLC	38,041	346,881
Kerry Group PLC Class A	15,906	1,535,889
Kingspan Group PLC	6,288	458,716
		3,025,436
ISRAEL — 0.5%
Bank Hapoalim BM	168,179	2,031,820
Bank Leumi Le-Israel BM	183,801	2,186,756
Check Point Software Technologies Ltd. (b)	5,797	1,082,300
Global-e Online Ltd. (b)	3,587	195,599
Nice Ltd. (b)	5,852	997,698
Teva Pharmaceutical Industries Ltd. ADR (b)	68,915	1,518,887
Wix.com Ltd. (b)	3,637	780,318
		8,793,378

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ITALY — 1.5%
Banco BPM SpA	9,388	$75,943
Coca-Cola HBC AG	12,620	431,800
DiaSorin SpA	590	60,826
Enel SpA	488,181	3,480,952
Eni SpA	168,221	2,280,184
Ferrari NV	9,819	4,193,108
FinecoBank Banca Fineco SpA	7,504	130,465
Generali	85,508	2,414,582
Intesa Sanpaolo SpA	880,711	3,522,964
Leonardo SpA	4,725	126,869
Mediobanca Banca di Credito Finanziario SpA	58,517	852,866
Moncler SpA	3,086	162,909
Prysmian SpA	4,052	258,716
Snam SpA	165,825	734,411
Telecom Italia SpA (a) (b)	588,519	150,281
UniCredit SpA	106,286	4,240,029
		23,116,905
JAPAN — 14.6%
Advantest Corp.	39,500	2,311,791
Aeon Co. Ltd.	54,400	1,279,002
AGC, Inc. (a)	21,400	629,772
Aisin Corp.	41,300	467,108
Ajinomoto Co., Inc.	20,600	845,706
Asahi Group Holdings Ltd.	126,000	1,328,468
Asahi Kasei Corp.	127,300	884,928
Asics Corp.	26,900	532,317
Astellas Pharma, Inc.	140,100	1,367,927
Bandai Namco Holdings, Inc.	14,500	348,661
Bridgestone Corp. (a)	43,900	1,491,639
Canon, Inc. (a)	70,200	2,305,308
Capcom Co. Ltd.	13,600	300,626
Central Japan Railway Co.	44,400	837,656
Chiba Bank Ltd.	113,300	881,326
Chubu Electric Power Co., Inc.	70,400	741,583
Chugai Pharmaceutical Co. Ltd.	30,100	1,340,480
Concordia Financial Group Ltd.	166,100	920,652
Dai-ichi Life Holdings, Inc.	52,000	1,401,247
Daiichi Sankyo Co. Ltd.	115,000	3,184,525
Daikin Industries Ltd.	14,800	1,757,241
Daiwa Securities Group, Inc.	177,500	1,183,635
Denso Corp.	138,100	1,945,931
Dentsu Group, Inc. (a)	2,200	53,362
Disco Corp.	4,400	1,196,310
East Japan Railway Co.	64,900	1,154,209
Eisai Co. Ltd.	15,800	435,214
ENEOS Holdings, Inc.	268,008	1,409,105
FANUC Corp.	70,000	1,859,570
Fast Retailing Co. Ltd.	12,300	4,212,179
FUJIFILM Holdings Corp.	98,800	2,080,232
Fujitsu Ltd.	139,500	2,484,921
Hitachi Ltd.	318,900	7,988,733
Security Description	Shares	Value
Honda Motor Co. Ltd.	293,000	$2,861,765
Hoya Corp.	25,100	3,164,651
Idemitsu Kosan Co. Ltd.	61,300	403,895
Inpex Corp. (a)	70,100	878,926
ITOCHU Corp.	85,900	4,280,789
Japan Exchange Group, Inc.	63,000	709,532
Japan Real Estate Investment Corp. REIT (a)	985	676,263
Japan Tobacco, Inc. (a)	70,500	1,830,237
JFE Holdings, Inc.	31,000	351,009
Kajima Corp.	64,300	1,178,724
Kansai Electric Power Co., Inc.	65,400	729,695
Kao Corp. (a)	37,000	1,503,920
KDDI Corp.	109,800	3,522,599
Keyence Corp.	10,900	4,482,483
Kirin Holdings Co. Ltd. (a)	12,700	165,578
Komatsu Ltd.	71,400	1,976,266
Kubota Corp. (a)	97,700	1,143,232
Kyocera Corp.	151,800	1,521,767
Lasertec Corp. (a)	4,100	396,147
LY Corp.	238,600	636,732
M3, Inc.	25,700	228,448
Makita Corp.	28,200	869,004
Marubeni Corp.	132,300	2,014,048
McDonald's Holdings Co. Japan Ltd. (a)	2,400	94,528
MEIJI Holdings Co. Ltd.	6,400	130,354
Mitsubishi Chemical Group Corp.	144,400	734,771
Mitsubishi Corp.	237,600	3,936,819
Mitsubishi Electric Corp.	152,500	2,607,327
Mitsubishi Estate Co. Ltd.	112,918	1,581,039
Mitsubishi Heavy Industries Ltd.	253,400	3,584,298
Mitsubishi UFJ Financial Group, Inc.	707,900	8,314,987
Mitsui & Co. Ltd.	189,500	3,992,329
Mitsui Chemicals, Inc.	30,300	669,006
Mitsui Fudosan Co. Ltd.	114,100	922,035
Mizuho Financial Group, Inc.	104,880	2,584,629
MonotaRO Co. Ltd.	12,300	209,122
MS&AD Insurance Group Holdings, Inc.	105,900	2,324,059
Murata Manufacturing Co. Ltd.	143,800	2,341,920
NEC Corp.	17,700	1,545,202
Nexon Co. Ltd. (a)	22,500	340,234
NIDEC Corp.	65,400	1,188,070
Nintendo Co. Ltd.	69,500	4,096,768
Nippon Building Fund, Inc. REIT (a)	195	151,871
Nippon Paint Holdings Co. Ltd.	32,200	209,702
Nippon Steel Corp.	51,000	1,032,591
Nippon Telegraph & Telephone Corp.	1,989,100	1,999,732
Nippon Yusen KK (a)	42,200	1,415,886
Nissan Motor Co. Ltd. (a)	174,600	533,265

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Nitori Holdings Co. Ltd.	4,100	$486,151
Nitto Denko Corp.	77,500	1,321,583
Nomura Holdings, Inc.	203,700	1,207,087
Nomura Research Institute Ltd.	11,400	337,952
NTT Data Group Corp.	77,300	1,490,322
Obayashi Corp.	120,600	1,606,107
Obic Co. Ltd.	11,000	328,474
Olympus Corp.	50,300	758,693
Ono Pharmaceutical Co. Ltd.	20,800	216,325
Oriental Land Co. Ltd.	44,200	962,410
ORIX Corp.	111,400	2,415,699
Osaka Gas Co. Ltd.	52,500	1,155,828
Otsuka Holdings Co. Ltd.	14,800	809,875
Panasonic Holdings Corp.	172,100	1,799,187
Rakuten Group, Inc. (b)	58,500	319,710
Recruit Holdings Co. Ltd.	80,100	5,680,291
Renesas Electronics Corp. (b)	70,200	914,128
Resona Holdings, Inc. (a)	82,300	599,341
SBI Holdings, Inc.	16,000	405,396
Secom Co. Ltd.	31,100	1,062,458
Seven & i Holdings Co. Ltd.	160,800	2,544,602
SG Holdings Co. Ltd.	11,800	113,075
Shimano, Inc.	2,900	394,700
Shin-Etsu Chemical Co. Ltd.	122,200	4,117,913
Shionogi & Co. Ltd.	43,900	619,840
Shiseido Co. Ltd. (a)	18,900	335,103
Shizuoka Financial Group, Inc.	108,800	889,244
SMC Corp.	4,200	1,661,721
SoftBank Corp.	323,900	409,924
SoftBank Group Corp.	66,800	3,904,034
Sompo Holdings, Inc.	86,100	2,256,591
Sony Group Corp.	402,500	8,628,293
Subaru Corp.	19,500	350,022
Sumitomo Corp.	64,200	1,400,341
Sumitomo Electric Industries Ltd.	70,500	1,280,044
Sumitomo Mitsui Financial Group, Inc.	185,900	4,452,326
Sumitomo Mitsui Trust Group, Inc.	32,000	751,743
Suzuki Motor Corp.	59,800	681,102
Sysmex Corp. (a)	34,700	643,946
T&D Holdings, Inc.	38,800	717,316
Takeda Pharmaceutical Co. Ltd.	103,599	2,756,092
TDK Corp.	185,500	2,446,225
Terumo Corp.	118,000	2,299,033
Tokio Marine Holdings, Inc.	126,400	4,606,892
Tokyo Electric Power Co. Holdings, Inc. (b)	118,100	356,945
Tokyo Electron Ltd.	29,800	4,585,855
Tokyo Gas Co. Ltd.	37,800	1,051,069
Tokyu Corp.	87,600	940,881
TOPPAN Holdings, Inc.	32,800	878,437
Toray Industries, Inc.	181,500	1,156,606
Toyota Motor Corp.	640,900	12,829,418
Security Description	Shares	Value
Toyota Tsusho Corp.	79,200	$1,425,157
Unicharm Corp.	44,400	367,975
West Japan Railway Co.	31,100	553,491
Yakult Honsha Co. Ltd.	6,800	129,242
Yamaha Motor Co. Ltd. (a)	107,400	959,807
ZOZO, Inc. (a)	10,800	336,521
		230,936,161
KUWAIT — 0.1%
Boubyan Bank KSCP	469,365	854,083
Kuwait Finance House KSCP	176,698	427,560
Mabanee Co. KPSC	206,188	509,618
Mobile Telecommunications Co. KSCP	165,462	251,708
		2,042,969
LUXEMBOURG — 0.1%
ArcelorMittal SA	29,463	684,315
Eurofins Scientific SE	3,630	185,350
		869,665
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	140,000	594,751
Sands China Ltd. (b)	194,800	524,118
		1,118,869
MALAYSIA — 0.3%
AMMB Holdings Bhd.	253,200	310,307
CIMB Group Holdings Bhd.	523,199	959,461
Genting Bhd.	197,500	170,491
Genting Malaysia Bhd.	577,900	292,084
Malaysia Airports Holdings Bhd.	198,513	469,701
Nestle Malaysia Bhd.	12,300	275,021
Petronas Chemicals Group Bhd.	49,700	57,464
Petronas Dagangan Bhd.	70,800	305,905
PPB Group Bhd.	143,440	397,776
Press Metal Aluminium Holdings Bhd.	245,000	268,478
Public Bank Bhd.	543,700	554,461
QL Resources Bhd.	332,550	354,006
RHB Bank Bhd.	134,186	194,459
Tenaga Nasional Bhd.	167,700	560,313
YTL Corp. Bhd.	146,700	87,597
YTL Power International Bhd.	99,600	98,453
		5,355,977
MEXICO — 0.5%
America Movil SAB de CV (a)	2,039,311	1,466,266
Cemex SAB de CV (a)	1,538,839	864,419
Fomento Economico Mexicano SAB de CV	171,885	1,468,972
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	12,484	220,071
Grupo Bimbo SAB de CV (a)	30,090	79,940
Grupo Carso SAB de CV (a)	17,070	94,640

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Grupo Financiero Banorte SAB de CV Class O	224,849	$1,448,727
Grupo Mexico SAB de CV	215,121	1,023,526
Industrias Penoles SAB de CV (a) (b)	17,055	218,347
Kimberly-Clark de Mexico SAB de CV Class A (a)	301,952	426,947
Southern Copper Corp.	301	27,430
Wal-Mart de Mexico SAB de CV	286,382	756,009
		8,095,294
NETHERLANDS — 2.6%
Adyen NV (b) (d)	1,280	1,904,657
Akzo Nobel NV	18,499	1,110,265
Argenx SE (b)	3,396	2,109,935
ASM International NV	2,240	1,296,148
ASML Holding NV	24,688	17,350,575
BE Semiconductor Industries NV	2,500	342,492
Havas NV (a) (b)	259	435
Heineken NV	23,322	1,659,100
ING Groep NV	225,843	3,538,309
Koninklijke Ahold Delhaize NV	79,318	2,586,393
Koninklijke KPN NV	416,434	1,515,729
Koninklijke Philips NV (b)	65,098	1,644,779
Universal Music Group NV	70,526	1,805,294
Wolters Kluwer NV	23,213	3,855,545
		40,719,656
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	28,675	616,903
Meridian Energy Ltd.	222,444	736,530
Xero Ltd. (b)	6,950	725,329
		2,078,762
NORWAY — 0.3%
DNB Bank ASA	92,382	1,845,631
Equinor ASA	73,817	1,724,965
Norsk Hydro ASA	139,592	768,673
Telenor ASA	71,294	796,595
		5,135,864
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,223	221,449
Credicorp Ltd.	6,908	1,266,375
		1,487,824
PHILIPPINES — 0.1%
Ayala Corp.	12,700	131,512
Ayala Land, Inc.	442,200	200,288
BDO Unibank, Inc.	87,054	216,713
International Container Terminal Services, Inc.	47,260	315,366
JG Summit Holdings, Inc.	231,351	82,190
Jollibee Foods Corp.	78,990	367,332
PLDT, Inc. ADR (a)	15,062	333,623
Security Description	Shares	Value
SM Investments Corp.	2,610	$40,563
SM Prime Holdings, Inc.	488,900	212,565
Universal Robina Corp.	74,850	102,224
		2,002,376
POLAND — 0.2%
Allegro.eu SA (b) (d)	41,147	269,758
Bank Polska Kasa Opieki SA	3,867	129,100
Budimex SA	123	13,894
CD Projekt SA	6,359	294,734
Dino Polska SA (b) (d)	1,181	111,450
InPost SA (b)	1,748	29,884
KGHM Polska Miedz SA	3,978	110,751
LPP SA	71	267,286
mBank SA (b)	1,617	214,212
ORLEN SA	25,997	297,065
PGE Polska Grupa Energetyczna SA (b)	40,567	59,614
Powszechna Kasa Oszczednosci Bank Polski SA	46,960	679,400
Powszechny Zaklad Ubezpieczen SA	9,215	102,265
Santander Bank Polska SA	3,474	384,860
		2,964,273
PORTUGAL — 0.1%
EDP SA	168,537	539,441
Galp Energia SGPS SA	7,810	128,992
Jeronimo Martins SGPS SA	19,701	376,387
		1,044,820
QATAR — 0.2%
Commercial Bank PSQC	287,431	343,402
Qatar Electricity & Water Co. QSC	179,989	776,113
Qatar Islamic Bank QPSC	117,385	688,641
Qatar National Bank QPSC	267,950	1,272,413
		3,080,569
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	29,365	214,736
RUSSIA — 0.0%
LUKOIL PJSC (f)	44,561	—
Sberbank of Russia PJSC (f)	544,444	—
Surgutneftegas PJSC ADR (b) (f)	139,649	—
		—
SAUDI ARABIA — 1.2%
ACWA Power Co.	7,749	827,819
Advanced Petrochemical Co. (b)	43,745	373,720
Al Rajhi Bank	107,347	2,702,674
Alinma Bank	80,306	618,741
Almarai Co. JSC	19,779	301,102
Arab National Bank	53,528	300,306
Bank AlBilad	106,993	1,111,960

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Bank Al-Jazira (b)	87,845	$437,191
Banque Saudi Fransi	84,912	357,962
Bupa Arabia for Cooperative Insurance Co.	13,917	766,705
Co. for Cooperative Insurance	3,737	146,799
Dar Al Arkan Real Estate Development Co. (b)	73,469	295,253
Dr. Sulaiman Al Habib Medical Services Group Co.	8,387	625,889
Elm Co.	1,015	301,199
Etihad Etisalat Co.	55,853	793,780
Jarir Marketing Co.	245,247	826,323
Mobile Telecommunications Co. Saudi Arabia	144,900	395,666
Mouwasat Medical Services Co.	6,164	139,606
Riyad Bank	83,998	639,363
SABIC Agri-Nutrients Co.	14,365	424,367
Sahara International Petrochemical Co.	32,046	212,196
Saudi Arabian Mining Co. (b)	82,484	1,104,206
Saudi Arabian Oil Co. (d)	24,892	185,825
Saudi Awwal Bank	58,990	528,294
Saudi Basic Industries Corp.	30,023	535,355
Saudi Electricity Co.	78,433	352,775
Saudi Industrial Investment Group	54,725	243,229
Saudi Kayan Petrochemical Co. (b)	152,771	285,424
Saudi National Bank	158,805	1,411,638
Saudi Research & Media Group (b)	5,110	373,995
Saudi Telecom Co.	80,808	860,254
		18,479,616
SINGAPORE — 1.2%
CapitaLand Ascendas REIT	77,500	146,001
CapitaLand Integrated Commercial Trust REIT	140,983	199,456
CapitaLand Investment Ltd.	383,456	736,442
DBS Group Holdings Ltd.	190,184	6,095,033
Grab Holdings Ltd. Class A (b)	99,697	470,570
Sea Ltd. ADR (b)	21,481	2,279,134
Singapore Exchange Ltd.	210,300	1,963,951
Singapore Telecommunications Ltd.	781,100	1,763,516
STMicroelectronics NV	39,849	1,001,675
United Overseas Bank Ltd.	175,129	4,663,859
		19,319,637
SOUTH AFRICA — 1.0%
Absa Group Ltd.	27,538	276,912
Anglo American Platinum Ltd. (a)	5,433	163,811
Anglo American PLC	84,136	2,490,992
Aspen Pharmacare Holdings Ltd.	31,848	278,227
Bid Corp. Ltd.	21,346	487,067
Security Description	Shares	Value
Bidvest Group Ltd.	25,989	$363,144
Capitec Bank Holdings Ltd.	6,839	1,135,970
Discovery Ltd.	73,655	760,243
Exxaro Resources Ltd.	19,229	160,955
FirstRand Ltd.	329,664	1,327,042
Gold Fields Ltd.	62,453	817,813
Harmony Gold Mining Co. Ltd.	28,812	230,068
Impala Platinum Holdings Ltd. (b)	55,051	256,000
MTN Group Ltd.	115,525	563,177
Naspers Ltd. Class N	11,488	2,540,644
Nedbank Group Ltd.	17,147	255,987
Old Mutual Ltd.	210,524	136,312
Remgro Ltd.	35,610	292,693
Sanlam Ltd.	209,031	962,407
Sasol Ltd.	31,441	138,744
Sibanye Stillwater Ltd. (b)	166,603	132,258
Standard Bank Group Ltd.	102,412	1,203,544
Woolworths Holdings Ltd.	57,092	188,643
		15,162,653
SOUTH KOREA — 2.7%
Alteogen, Inc. (b)	2,368	497,841
Amorepacific Corp.	1,549	110,271
Celltrion, Inc.	10,858	1,382,926
CJ CheilJedang Corp.	2,146	372,451
Coway Co. Ltd.	3,350	152,237
Delivery Hero SE (b) (d)	11,757	330,169
Doosan Enerbility Co. Ltd. (b)	23,923	285,194
Ecopro BM Co. Ltd. (b)	3,073	229,408
Ecopro Co. Ltd. (b)	5,279	206,190
Enchem Co. Ltd. (b)	646	58,318
Hana Financial Group, Inc.	23,717	915,074
Hanmi Pharm Co. Ltd.	502	95,650
Hanmi Semiconductor Co. Ltd.	1,452	81,371
Hanwha Aerospace Co. Ltd.	1,417	314,269
HD Hyundai Co. Ltd.	9,772	525,723
HD Hyundai Electric Co. Ltd.	1,191	309,046
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	4,963	768,647
HLB, Inc. (b)	8,597	426,886
HMM Co. Ltd.	16,224	194,624
HYBE Co. Ltd. (b)	1,241	163,033
Hyundai Mobis Co. Ltd.	4,107	659,787
Hyundai Motor Co.	11,318	1,629,872
Kakao Corp.	18,886	490,062
KakaoBank Corp.	9,723	139,027
KB Financial Group, Inc.	27,877	1,569,815
Kia Corp.	19,200	1,313,344
Korea Aerospace Industries Ltd.	8,231	306,954
Korea Electric Power Corp. ADR	43,415	298,695
Korea Zinc Co. Ltd.	1,234	843,259
Korean Air Lines Co. Ltd.	7,520	115,445
Krafton, Inc. (b)	1,178	250,059

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
KT&G Corp.	12,275	$893,015
L&F Co. Ltd. (b)	1,708	93,977
LG Chem Ltd.	2,687	456,305
LG Chem Ltd. Preference Shares	617	66,555
LG Electronics, Inc.	11,105	629,873
LG Energy Solution Ltd. (b)	2,333	551,495
LG H&H Co. Ltd.	1,095	226,862
LG Innotek Co. Ltd.	191	21,018
Lotte Chemical Corp.	2,382	96,759
Meritz Financial Group, Inc.	1,368	96,642
NAVER Corp. (b)	11,150	1,506,460
NCSoft Corp.	1,834	228,105
Posco DX Co. Ltd.	888	11,509
POSCO Future M Co. Ltd.	1,973	190,445
POSCO Holdings, Inc. ADR	19,824	859,569
Posco International Corp.	4,023	108,353
Samsung Biologics Co. Ltd. (b) (d)	715	460,914
Samsung C&T Corp.	4,768	371,814
Samsung Electro-Mechanics Co. Ltd.	2,957	248,668
Samsung Electronics Co. Ltd. GDR	12,355	11,243,050
Samsung Electronics Co. Ltd. Preference Shares	28,709	861,962
Samsung Fire & Marine Insurance Co. Ltd.	2,782	677,477
Samsung Heavy Industries Co. Ltd. (b)	45,810	351,631
Samsung Life Insurance Co. Ltd.	1,150	74,055
Samsung SDI Co. Ltd. (b)	2,948	495,622
Samsung SDS Co. Ltd.	1,865	161,904
Shinhan Financial Group Co. Ltd.	36,093	1,168,245
SK Bioscience Co. Ltd. (b)	2,023	69,259
SK Hynix, Inc.	35,692	4,216,173
SK Innovation Co. Ltd. (b)	4,684	356,355
SK Square Co. Ltd. (b)	5,848	315,013
SK, Inc.	3,351	299,329
SKC Co. Ltd. (b)	252	17,991
		42,462,051
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	26,088	1,308,564
Aena SME SA (d)	941	192,348
Amadeus IT Group SA	22,481	1,587,633
Banco Bilbao Vizcaya Argentaria SA	389,586	3,813,091
Banco de Sabadell SA	187,361	364,161
Banco Santander SA	991,262	4,582,594
CaixaBank SA	97,962	531,138
Cellnex Telecom SA (b) (d)	23,088	729,422
Grifols SA (a) (b)	12,286	116,382
Iberdrola SA	464,065	6,391,173
Security Description	Shares	Value
Industria de Diseno Textil SA	82,831	$4,257,698
Repsol SA (a)	114,742	1,388,951
Telefonica SA (a)	388,068	1,582,062
		26,845,217
SWEDEN — 1.9%
Assa Abloy AB Class B	96,042	2,840,602
Atlas Copco AB Class B	318,457	4,307,387
Beijer Ref AB	17,247	254,586
Boliden AB	5,785	162,567
Epiroc AB Class B	79,613	1,242,191
EQT AB (a)	15,099	418,291
Essity AB Class B	24,277	649,701
Evolution AB (d)	10,388	801,764
Fastighets AB Balder Class B (b)	27,034	187,905
Getinge AB Class B	2,415	39,681
H & M Hennes & Mauritz AB Class B (a)	55,840	753,512
Hexagon AB Class B	66,027	631,034
Industrivarden AB Class A	2,025	64,035
Investor AB Class B	87,013	2,305,017
Lifco AB Class B	9,208	267,175
Nibe Industrier AB Class B (a)	88,219	345,235
Saab AB Class B	8,486	179,485
Sagax AB Class B	4,515	92,431
Sandvik AB	89,951	1,614,343
Securitas AB Class B	94,613	1,172,253
Skandinaviska Enskilda Banken AB Class A	106,949	1,465,930
Skanska AB Class B	59,604	1,255,275
SKF AB Class B	39,198	736,476
Svenska Cellulosa AB SCA Class B	2,427	30,850
Svenska Handelsbanken AB Class A	127,529	1,318,082
Swedbank AB Class A	65,154	1,287,247
Swedish Orphan Biovitrum AB (b)	5,864	168,449
Tele2 AB Class B	65,875	651,342
Telefonaktiebolaget LM Ericsson Class B	231,459	1,882,801
Telia Co. AB	144,589	401,344
Volvo AB Class B	102,839	2,499,949
		30,026,940
SWITZERLAND — 3.9%
ABB Ltd.	128,255	6,944,522
Adecco Group AG	14,819	365,631
Alcon AG	31,904	2,707,219
Chocoladefabriken Lindt & Spruengli AG	48	533,363
Cie Financiere Richemont SA Class A	35,596	5,416,484
DSM-Firmenich AG	15,402	1,558,514
Geberit AG	4,032	2,289,509
Givaudan SA	773	3,382,861
Julius Baer Group Ltd.	13,290	860,239

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kuehne & Nagel International AG	5,427	$1,244,392
Logitech International SA	6,096	504,766
Lonza Group AG	4,758	2,813,061
Novartis AG	125,281	12,261,986
Partners Group Holding AG	519	704,408
Sandoz Group AG	26,256	1,076,894
SGS SA	16,792	1,683,925
Sika AG	8,548	2,035,485
Sonova Holding AG	2,181	713,082
Straumann Holding AG	2,941	370,769
Swatch Group AG Bearer Shares (a)	4,206	765,782
Temenos AG	4,183	295,868
UBS Group AG	212,566	6,504,226
VAT Group AG (d)	1,194	451,645
Zurich Insurance Group AG	11,608	6,901,396
		62,386,027
TAIWAN — 5.9%
Accton Technology Corp.	53,000	1,249,645
Acer, Inc.	415,000	503,805
Advantech Co. Ltd.	40,644	429,567
Alchip Technologies Ltd.	2,000	200,095
ASE Technology Holding Co. Ltd.	200,000	988,272
Asia Vital Components Co. Ltd.	13,000	247,037
Asustek Computer, Inc.	36,000	676,417
AUO Corp. ADR (b)	118,183	520,005
Catcher Technology Co. Ltd.	43,000	254,449
Cathay Financial Holding Co. Ltd.	323,109	673,133
Chailease Holding Co. Ltd.	98,094	338,106
China Airlines Ltd.	224,000	175,254
China Steel Corp.	665,000	398,580
Chunghwa Telecom Co. Ltd. ADR (a)	46,212	1,739,882
Compal Electronics, Inc.	233,000	267,579
CTBC Financial Holding Co. Ltd.	770,558	918,996
Delta Electronics, Inc.	160,785	2,111,301
E Ink Holdings, Inc.	56,000	466,318
E.Sun Financial Holding Co. Ltd.	1,334,168	1,096,733
Eclat Textile Co. Ltd.	18,650	289,553
eMemory Technology, Inc.	7,000	716,345
Eva Airways Corp.	187,000	252,969
Evergreen Marine Corp. Taiwan Ltd.	68,400	469,429
Far EasTone Telecommunications Co. Ltd.	87,000	237,240
Feng TAY Enterprise Co. Ltd.	60,665	246,105
First Financial Holding Co. Ltd.	327,680	270,864
Formosa Plastics Corp.	382,000	413,641
Fortune Electric Co. Ltd.	7,300	125,361
Security Description	Shares	Value
Fubon Financial Holding Co. Ltd.	530,267	$1,460,541
Global Unichip Corp.	7,000	290,381
Globalwafers Co. Ltd.	28,000	325,825
Hon Hai Precision Industry Co. Ltd. GDR (a)	420,583	4,685,295
Hotai Motor Co. Ltd.	14,280	269,619
Innolux Corp.	593,485	259,772
Inventec Corp.	203,000	310,217
KGI Financial Holding Co. Ltd.	731,742	383,900
Largan Precision Co. Ltd.	7,000	571,154
Lite-On Technology Corp.	130,000	394,546
MediaTek, Inc.	102,000	4,402,385
Mega Financial Holding Co. Ltd.	454,445	536,443
Micro-Star International Co. Ltd.	79,000	442,175
Novatek Microelectronics Corp.	45,000	689,045
Pegatron Corp.	48,000	134,551
PharmaEssentia Corp. (b)	20,000	375,177
Pou Chen Corp.	127,000	142,943
President Chain Store Corp.	35,000	280,773
Quanta Computer, Inc.	170,000	1,488,203
Realtek Semiconductor Corp.	42,000	727,661
Ruentex Development Co. Ltd.	174,636	228,519
Taishin Financial Holding Co. Ltd.	1,081,283	573,879
Taiwan Cooperative Financial Holding Co. Ltd.	344,895	255,638
Taiwan High Speed Rail Corp.	365,000	309,506
Taiwan Mobile Co. Ltd.	69,000	238,878
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	260,565	51,458,982
Unimicron Technology Corp.	86,000	369,870
Uni-President Enterprises Corp.	411,000	1,014,196
United Microelectronics Corp. ADR (a)	227,864	1,478,837
Vanguard International Semiconductor Corp.	105,877	322,625
Voltronic Power Technology Corp.	5,000	283,671
Walsin Lihwa Corp.	124,000	89,640
Wan Hai Lines Ltd.	51,635	127,731
Wistron Corp.	89,000	282,329
Wiwynn Corp.	8,000	639,326
Yageo Corp.	35,346	583,269
Yang Ming Marine Transport Corp.	125,000	288,627
Zhen Ding Technology Holding Ltd.	127,000	464,854
		93,457,664
THAILAND — 0.4%
Advanced Info Service PCL	47,500	399,839
Airports of Thailand PCL	188,100	328,258

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Bangkok Dusit Medical Services PCL Class F	433,600	$311,577
Bangkok Expressway & Metro PCL	733,400	152,724
Bumrungrad Hospital PCL	70,100	410,176
Central Pattana PCL	220,700	368,966
CP ALL PCL NVDR	329,800	539,268
Delta Electronics Thailand PCL	266,900	1,193,789
Gulf Energy Development PCL	210,620	367,558
Home Product Center PCL	216,500	59,689
Minor International PCL	419,209	319,678
PTT Global Chemical PCL	157,800	112,929
PTT Oil & Retail Business PCL	42,500	16,579
PTT PCL	1,050,420	978,174
SCB X PCL NVDR	108,000	372,195
Siam Cement PCL	27,100	133,533
		6,064,932
TURKEY — 0.2%
Akbank TAS	350,530	642,861
Aselsan Elektronik Sanayi Ve Ticaret AS	405,197	830,780
BIM Birlesik Magazalar AS	27,170	406,084
Ford Otomotiv Sanayi AS	3,525	93,407
KOC Holding AS	28,658	144,747
Sasa Polyester Sanayi AS (b)	646,846	74,452
Turk Hava Yollari AO (b)	27,268	216,691
Turkiye Is Bankasi AS Class C	1,176,643	450,552
Yapi ve Kredi Bankasi AS	136,227	117,964
		2,977,538
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	231,870	657,787
Abu Dhabi Islamic Bank PJSC	235,757	887,045
Aldar Properties PJSC	474,523	992,183
Dubai Islamic Bank PJSC	269,551	520,308
Emaar Properties PJSC	449,482	1,572,493
Emirates NBD Bank PJSC	101,225	591,137
Emirates Telecommunications Group Co. PJSC	207,293	921,039
First Abu Dhabi Bank PJSC	269,772	1,009,152
Multiply Group PJSC (b)	482,714	272,040
		7,423,184
UNITED KINGDOM — 7.1%
3i Group PLC	81,013	3,616,058
Admiral Group PLC	1,852	61,326
Anglogold Ashanti PLC	31,755	708,471
Ashtead Group PLC	20,962	1,303,452
Associated British Foods PLC	11,035	282,347
AstraZeneca PLC	87,228	11,435,697
Auto Trader Group PLC (d)	59,850	594,402
Aviva PLC	184,241	1,081,725
BAE Systems PLC	228,675	3,289,218
Barclays PLC	1,052,265	3,533,832
Barratt Redrow PLC	41,153	226,828
Security Description	Shares	Value
Berkeley Group Holdings PLC	3,243	$158,400
British American Tobacco PLC	132,256	4,770,357
BT Group PLC (a)	504,125	909,483
Centrica PLC	45,727	76,511
CK Hutchison Holdings Ltd.	121,032	646,609
Compass Group PLC	135,559	4,519,386
Croda International PLC	1,040	44,090
Diageo PLC	147,660	4,692,583
Entain PLC	28,651	246,585
Hargreaves Lansdown PLC	4,626	63,614
HSBC Holdings PLC	1,185,104	11,655,612
Imperial Brands PLC	69,219	2,213,192
InterContinental Hotels Group PLC	11,773	1,467,668
J Sainsbury PLC	184,039	630,622
JD Sports Fashion PLC	65,641	78,838
Kingfisher PLC	57,171	178,072
Land Securities Group PLC REIT	92,735	678,265
Legal & General Group PLC	83,477	240,248
Lloyds Banking Group PLC	3,725,809	2,556,146
London Stock Exchange Group PLC	19,704	2,784,832
M&G PLC	126,413	313,235
Melrose Industries PLC	30,352	210,515
National Grid PLC	352,337	4,192,035
NatWest Group PLC	263,028	1,324,583
Next PLC	13,766	1,637,506
Pearson PLC	76,050	1,221,041
Persimmon PLC	13,494	202,461
Reckitt Benckiser Group PLC	43,047	2,605,570
RELX PLC (c)	120,791	5,489,902
RELX PLC (c)	25,489	1,153,940
Rentokil Initial PLC	90,974	456,655
Rolls-Royce Holdings PLC (b)	577,013	4,108,994
Sage Group PLC	138,677	2,210,934
Segro PLC REIT	92,556	812,811
Severn Trent PLC	34,420	1,081,139
Smith & Nephew PLC	92,095	1,143,479
Smiths Group PLC	27,551	593,139
SSE PLC	99,961	2,008,066
Standard Chartered PLC	169,453	2,098,036
Taylor Wimpey PLC	163,087	249,389
Tesco PLC	388,418	1,791,613
Unilever PLC	152,663	8,695,554
United Utilities Group PLC	80,826	1,064,396
Vodafone Group PLC	1,535,118	1,313,123
Whitbread PLC	17,780	656,006
Wise PLC Class A (b)	27,914	372,668
WPP PLC	98,459	1,020,267
		112,771,526
UNITED STATES — 5.9%
BP PLC	1,130,611	5,564,790
CSL Ltd.	29,175	5,086,379
CyberArk Software Ltd. (b)	2,427	808,555
Experian PLC	70,000	3,020,162

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ferrovial SE	46,610	$1,959,545
GFL Environmental, Inc.	6,406	285,424
GSK PLC	251,239	4,236,785
Haleon PLC	314,079	1,484,512
Holcim AG	25,478	2,456,009
James Hardie Industries PLC CDI (b)	48,550	1,505,091
JBS SA	70,141	412,137
Legend Biotech Corp. ADR (b)	6,444	209,688
Monday.com Ltd. (b)	1,923	452,751
Nestle SA	168,723	13,940,941
Qiagen NV (b)	216	9,628
Roche Holding AG	45,533	12,837,166
Sanofi SA	72,108	6,999,363
Schneider Electric SE	38,649	9,641,069
Shell PLC	418,979	12,992,297
Spotify Technology SA (b)	8,350	3,735,623
Stellantis NV (c)	55,200	722,726
Stellantis NV (c)	72,821	949,363
Swiss Re AG	24,377	3,529,117
		92,839,121
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd. (b)	48,523	625,178
TOTAL COMMON STOCKS (Cost $1,430,892,326)		1,576,809,475

WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (f) (Cost $0)	1,374	—
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	3,639,996	3,639,996
State Street Navigator Securities Lending Portfolio II (i) (j)	40,820,970	40,820,970
TOTAL SHORT-TERM INVESTMENTS (Cost $44,460,966)		44,460,966
TOTAL INVESTMENTS — 102.3% (Cost $1,475,353,292)		1,621,270,441
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(35,758,951)
NET ASSETS — 100.0%		$1,585,511,490

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	50	03/21/2025	$5,865,145	$5,668,750	$(196,395)
E-mini MSCI Emerging Markets Index (long)	76	03/21/2025	4,230,380	4,080,440	(149,940)
S&P/TSX 60 Index (long)	2	03/20/2025	425,246	413,044	(12,202)
					$(358,537)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,571,387,842	$5,421,633	$0(a)	$1,576,809,475
Warrants	—	—	0(a)	0
Short-Term Investments	44,460,966	—	—	44,460,966
TOTAL INVESTMENTS	$1,615,848,808	$5,421,633	$0	$1,621,270,441
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(358,537)	$—	$—	$(358,537)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(358,537)	$—	$—	$(358,537)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	542,651	$542,651	$30,881,202	$27,783,857	$—	$—	3,639,996	$3,639,996	$23,844
State Street Navigator Securities Lending Portfolio II	68,426,253	68,426,253	60,523,938	88,129,221	—	—	40,820,970	40,820,970	55,905
Total		$68,968,904	$91,405,140	$115,913,078	$—	$—		$44,460,966	$79,749
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.0% (a)
Arcadium Lithium PLC (b)	4,050	$20,777
Arcadium Lithium PLC CDI (b)	3,688	18,724
		39,501
AUSTRALIA — 1.6%
Alpha HPA Ltd. (b)	69,126	38,091
AMP Ltd.	64,816	63,607
ANZ Group Holdings Ltd.	17,061	301,477
Audinate Group Ltd. (b) (c)	3,804	17,452
Aussie Broadband Ltd. (c)	9,122	20,219
Bellevue Gold Ltd. (b) (c)	62,310	43,402
BHP Group Ltd.	29,427	720,590
Boss Energy Ltd. (b) (c)	17,938	26,988
Brambles Ltd.	48,332	575,753
Capricorn Metals Ltd. (b)	2,737	10,642
Centuria Capital Group REIT (c)	30,046	33,020
Champion Iron Ltd. (c)	5,634	20,058
Clinuvel Pharmaceuticals Ltd. (c)	1,713	12,791
Codan Ltd.	1,089	10,856
Coles Group Ltd. (c)	22,079	258,230
Commonwealth Bank of Australia (c)	8,850	839,730
Coronado Global Resources, Inc. CDI (d)	12,346	5,848
De Grey Mining Ltd. (b)	28,565	31,216
Deep Yellow Ltd. (b) (c)	32,441	22,597
Deterra Royalties Ltd. (c)	8,073	18,594
DroneShield Ltd. (b) (c)	33,907	16,060
Emerald Resources NL (b) (c)	9,023	18,156
Endeavour Group Ltd. (c)	8,343	21,695
Firefinch Ltd. (b) (c) (e)	22,082	820
Fortescue Ltd.	34,650	391,527
Genesis Minerals Ltd. (b) (c)	34,337	52,512
Glencore PLC (b)	38,016	168,258
Gold Road Resources Ltd.	6,623	8,406
Helia Group Ltd.	8,416	23,292
HMC Capital Ltd. REIT	15,060	91,939
Iluka Resources Ltd.	8,073	25,242
Ingenia Communities Group REIT (c)	13,857	39,294
Insurance Australia Group Ltd.	107,814	564,731
Lendlease Corp. Ltd. Stapled Security (c)	57,005	219,886
Leo Lithium Ltd. (b) (c) (e)	18,904	4,433
Liontown Resources Ltd. (b) (c)	14,685	4,773
Lynas Rare Earths Ltd. (b) (c)	5,036	20,049
Macquarie Group Ltd.	10,204	1,400,342
Mader Group Ltd. (c)	4,818	17,958
Megaport Ltd. (b) (c)	9,250	42,209
Mesoblast Ltd. (b)	18,899	36,274
Nanosonics Ltd. (b) (c)	14,795	27,573
National Australia Bank Ltd.	21,506	494,003
Neuren Pharmaceuticals Ltd. (b)	3,439	26,616
Northern Star Resources Ltd.	1,011	9,665
Security Description	Shares	Value
Nufarm Ltd.	1,646	$3,608
Nuix Ltd. (b)	1,764	6,903
Objective Corp. Ltd. (c)	4,659	45,808
oOh!media Ltd. (c)	5,582	4,078
Origin Energy Ltd.	35,933	242,502
Orora Ltd. (c)	3,992	6,080
Paladin Energy Ltd. (b) (c) (f)	2,183	10,218
Paladin Energy Ltd. (b) (f)	4,541	21,156
Pepper Money Ltd. (c)	21,004	18,272
Perseus Mining Ltd.	13,450	21,402
Pilbara Minerals Ltd. (b) (c)	17,464	23,680
PolyNovo Ltd. (b)	70,817	89,447
Pro Medicus Ltd.	2,996	463,966
QBE Insurance Group Ltd.	16,948	201,472
Ramelius Resources Ltd. (c)	20,706	26,538
Region RE Ltd. REIT (c)	720,027	922,816
Regis Resources Ltd. (b)	4,673	7,378
Rio Tinto Ltd. (c)	1,178	85,671
Rio Tinto PLC	15,331	906,842
Santos Ltd.	30,271	125,199
Scentre Group REIT	50,471	107,185
Silex Systems Ltd. (b) (c)	8,509	26,605
SiteMinder Ltd. (b) (c)	10,695	39,996
Sonic Healthcare Ltd.	26,774	447,748
South32 Ltd. (c)	14,805	31,243
Spartan Resources Ltd. (b) (c)	11,322	9,884
Suncorp Group Ltd.	35,405	416,718
Telix Pharmaceuticals Ltd. (b) (c)	9,225	140,564
Temple & Webster Group Ltd. (b) (c)	8,274	67,109
Transurban Group Stapled Security	49,817	413,004
Vault Minerals Ltd. (b)	153,700	31,404
Vicinity Ltd. REIT	187,537	243,838
WA1 Resources Ltd. (b)	486	3,987
Wesfarmers Ltd.	22,079	977,831
West African Resources Ltd. (b)	43,658	38,789
Westgold Resources Ltd. (c) (f)	18,036	31,603
Westgold Resources Ltd. (b) (f)	7,720	13,527
Westpac Banking Corp.	24,861	497,492
Woodside Energy Group Ltd. (c)	17,316	263,742
Woolworths Group Ltd.	8,343	157,498
Zip Co. Ltd. (b) (c)	58,573	107,346
		14,097,023
AUSTRIA — 0.1%
DO & Co. AG (b)	2,541	473,617
Kontron AG	1,347	27,143
OMV AG	4,543	175,658
Schoeller-Bleckmann Oilfield Equipment AG	3,129	96,554
		772,972
BAHAMAS — 0.0% (a)
OneSpaWorld Holdings Ltd.	3,982	79,242

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
BELGIUM — 0.2%
Anheuser-Busch InBev SA	8,582	$428,781
KBC Group NV	2,463	190,109
Liberty Global Ltd. Class C (b)	11,523	151,412
Solvay SA (c)	3,263	105,285
Syensqo SA (c)	3,263	238,411
UCB SA	4,095	815,000
		1,928,998
BRAZIL — 0.5%
Afya Ltd. Class A (b) (c)	694	11,021
Ambev SA ADR	73,475	135,929
Armac Locacao Logistica E Servicos SA	44,781	36,461
Banco Bradesco SA ADR (c)	104,222	199,064
Banco Pan SA Preference Shares	6,154	6,316
Brava Energia	900	3,426
Cia Brasileira de Aluminio (b)	48,660	36,941
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,624	8,781
Cia Energetica de Minas Gerais ADR	16,290	28,833
Cia Siderurgica Nacional SA ADR (c)	36,129	52,026
Cogna Educacao SA (b)	16,600	2,929
Cury Construtora e Incorporadora SA	5,921	16,734
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,166	16,917
Direcional Engenharia SA	3,768	16,224
Embraer SA (b)	10,551	95,966
ERO Copper Corp. (b)	578	7,789
Ez Tec Empreendimentos e Participacoes SA	10,547	18,489
Gerdau SA ADR	41,079	118,307
Grupo SBF SA	6,488	11,258
Hidrovias do Brasil SA (b)	19,958	8,884
Inter & Co., Inc. Class A	694	2,929
Itau Unibanco Holding SA ADR	70,294	348,658
Karoon Energy Ltd. (c)	9,000	7,746
LWSA SA (d)	59,896	32,188
Marfrig Global Foods SA	3,605	9,938
MercadoLibre, Inc. (b)	452	768,599
Mills Locacao Servicos e Logistica SA	32,903	45,643
Minerva SA (b)	12,678	10,446
NU Holdings Ltd. Class A (b)	17,768	184,076
Oncoclinicas do Brasil Servicos Medicos SA (b)	18,716	7,089
Petroleo Brasileiro SA ADR (f)	45,597	539,868
Petroleo Brasileiro SA ADR (f)	18,609	239,312
Petroreconcavo SA	8,346	21,899
Pluxee NV (c)	6,535	126,651
PRIO SA (b)	55,896	363,269
Santos Brasil Participacoes SA	3,574	7,596
Security Description	Shares	Value
Serena Energia SA (b)	57,539	$51,226
Vale SA ADR	56,397	500,241
Wheaton Precious Metals Corp.	6,714	377,715
Yara International ASA	4,108	108,801
YDUQS Participacoes SA	1,700	2,353
		4,588,538
BURKINA FASO — 0.0% (a)
IAMGOLD Corp. (b) (c)	4,665	24,100
CANADA — 2.7%
Advantage Energy Ltd. (b) (c)	26,497	181,658
Agnico Eagle Mines Ltd.	3,270	255,698
Alamos Gold, Inc. Class A	850	15,674
Altius Minerals Corp. (c)	7,102	131,453
AtkinsRealis Group, Inc.	5,996	317,936
Aurinia Pharmaceuticals, Inc. (b)	6,707	60,229
Aya Gold & Silver, Inc. (b)	7,295	54,477
B2Gold Corp. (c)	10,094	24,705
Ballard Power Systems, Inc. (b) (c)	28,107	46,708
Bank of Montreal (c)	5,993	581,507
Bank of Nova Scotia	7,177	385,199
Barrick Gold Corp.	9,622	149,127
Birchcliff Energy Ltd. (c)	3,695	13,925
Bitfarms Ltd. (b) (c)	8,197	12,140
BlackBerry Ltd. (b) (c)	5,226	19,840
Bombardier, Inc. Class B (b) (c)	1,440	97,872
Brookfield Asset Management Ltd. Class A	5,840	316,567
Brookfield Corp. (c)	23,043	1,323,747
Brookfield Wealth Solutions Ltd.	187	10,750
Calibre Mining Corp. (b)	29,528	44,142
Cameco Corp. (c)	10,992	564,886
Canada Goose Holdings, Inc. (b) (c)	1,586	15,924
Canadian Imperial Bank of Commerce	5,188	328,011
Canadian National Railway Co.	10,443	1,059,911
Canadian Natural Resources Ltd.	20,874	644,130
Canadian Pacific Kansas City Ltd.	10,987	795,110
Canadian Tire Corp. Ltd. Class A (c)	2,605	273,904
Cenovus Energy, Inc.	13,391	202,885
Converge Technology Solutions Corp. (c)	4,065	9,242
Cronos Group, Inc. (b) (c)	2,078	4,176
Docebo, Inc. (b) (c)	3,480	155,973
Dundee Precious Metals, Inc.	7,784	70,577
Enbridge, Inc.	14,333	608,021
Enerflex Ltd. (c)	1,290	12,835
EQB, Inc. (c)	309	21,264
Equinox Gold Corp. (b) (c)	3,632	18,284
Filo Corp. (b)	857	18,967
First Majestic Silver Corp. (c)	27,883	153,161
Fortuna Mining Corp. (b)	4,890	20,979

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
George Weston Ltd.	709	$110,200
Headwater Exploration, Inc. (c)	908	4,173
Hut 8 Corp. (b)	1,192	24,424
IGM Financial, Inc. (c)	4,067	129,826
Imperial Oil Ltd. (c)	7,543	464,632
Jamieson Wellness, Inc. (c) (d)	2,066	52,735
Just Energy Group, Inc. (b) (e)	352	—
K92 Mining, Inc. (b)	3,228	19,482
Kinaxis, Inc. (b)	277	33,347
Kinross Gold Corp.	22,410	208,019
Lightspeed Commerce, Inc. (b) (c)	1,898	28,928
Lithium Americas Argentina Corp. (b) (c)	3,835	10,079
Lithium Americas Corp. (b) (c)	3,835	11,466
Loblaw Cos. Ltd. (c)	8,450	1,111,449
MAG Silver Corp. (b) (c)	1,252	17,002
Manulife Financial Corp.	19,162	588,370
MEG Energy Corp. (c)	2,720	44,634
Minto Apartment Real Estate Investment Trust (d)	7,531	69,854
MTY Food Group, Inc. (c)	4,233	134,713
National Bank of Canada (c)	14,335	1,306,118
New Gold, Inc. (b)	6,449	16,098
NexGen Energy Ltd. (b) (c)	37,519	247,309
Novagold Resources, Inc. (b) (c)	2,344	7,839
Nutrien Ltd. (c)	5,659	253,085
Onex Corp. (c)	8,989	701,770
Orla Mining Ltd. (b)	1,523	8,429
Pan American Silver Corp.	3,967	80,212
Rogers Communications, Inc. Class B	14,767	453,729
Royal Bank of Canada	13,145	1,584,127
Sandstorm Gold Ltd. (c)	1,108	6,194
Shopify, Inc. Class A (b) (c)	11,587	1,232,579
Silvercorp Metals, Inc.	9,683	29,085
SilverCrest Metals, Inc. (b)	35,682	325,261
Skeena Resources Ltd. (b)	2,084	18,113
Slate Grocery REIT Class U,	14,907	143,452
South Bow Corp. (c)	1,987	46,863
SSR Mining, Inc. (b)	9,404	65,649
Sun Life Financial, Inc. (c)	14,792	877,831
Suncor Energy, Inc.	21,067	751,598
SunOpta, Inc. (b) (c)	777	5,997
Taseko Mines Ltd. (b)	3,766	7,332
TC Energy Corp. (c)	9,923	462,204
Teck Resources Ltd. Class B	7,516	304,570
TELUS Corp.	52,534	711,923
Tilray Brands, Inc. (b) (c) (f)	6,521	8,673
Tilray Brands, Inc. (b) (c) (f)	3,553	4,694
Torex Gold Resources, Inc. (b)	839	16,521
Toronto-Dominion Bank	17,577	935,313
TransAlta Corp. (c)	23,505	332,260
Triple Flag Precious Metals Corp.	489	7,344
Veren, Inc. (c)	6,805	34,967
Security Description	Shares	Value
Voyager Digital Ltd. (b)	6,606	$1
Well Health Technologies Corp. (b)	1,984	9,463
Wesdome Gold Mines Ltd. (b)	9,796	87,934
		23,169,464
CHILE — 0.0% (a)
Aguas Andinas SA Class A	28,728	8,651
Cia Cervecerias Unidas SA	903	5,212
Embotelladora Andina SA Preference Shares	26,893	81,799
Enel Chile SA ADR	4,550	13,104
Inversiones Aguas Metropolitanas SA	12,101	9,126
Parque Arauco SA	10,520	16,807
Plaza SA	6,292	10,313
Sociedad Quimica y Minera de Chile SA ADR (c)	1,099	39,960
Vina Concha y Toro SA	11,637	12,754
		197,726
CHINA — 2.7%
AAC Technologies Holdings, Inc.	2,500	12,069
Accelink Technologies Co. Ltd. Class A	2,400	17,055
AECC Aero-Engine Control Co. Ltd. Class A	58,500	177,217
AECC Aviation Power Co. Ltd. Class A	1,200	6,775
Agricultural Bank of China Ltd. Class H	317,000	180,783
AK Medical Holdings Ltd. (c) (d)	28,000	17,482
Akeso, Inc. (b) (d)	14,000	109,398
Alibaba Group Holding Ltd.	148,800	1,578,424
Alibaba Group Holding Ltd. ADR	2,136	181,111
Alibaba Health Information Technology Ltd. (b) (c)	86,000	36,756
A-Living Smart City Services Co. Ltd. (c) (d)	2,500	917
Aluminum Corp. of China Ltd. Class A	8,800	8,810
Amlogic Shanghai Co. Ltd. Class A (b)	1,802	16,858
Anhui Conch Cement Co. Ltd. Class H	6,000	15,355
Anhui Gujing Distillery Co. Ltd. Class A	600	14,163
Anhui Gujing Distillery Co. Ltd. Class B	3,600	51,910
Anjoy Foods Group Co. Ltd. Class A	700	7,769
ANTA Sports Products Ltd.	11,400	114,250
Ascentage Pharma Group International (b) (c) (d)	18,300	107,073
Autohome, Inc. ADR	630	16,349
Avicopter PLC Class A	26,600	139,712

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	20,100	$21,903
Baidu, Inc. Class A (b)	23,010	244,972
Bank of China Ltd. Class H	880,000	449,745
Bank of Communications Co. Ltd. Class H	251,000	206,475
BeiGene Ltd. (b)	4,131	58,073
Beijing Yanjing Brewery Co. Ltd. Class A	10,300	16,892
Bilibili, Inc. Class Z (b) (c)	1,995	36,469
Bloomage Biotechnology Corp. Ltd. Class A	900	6,257
BOE Varitronix Ltd.	57,000	49,604
BYD Co. Ltd. Class A	2,500	96,254
BYD Co. Ltd. Class H	11,500	394,686
Canggang Railway Ltd. (c)	32,000	7,992
Cathay Biotech, Inc. Class A	12,673	66,977
CGN New Energy Holdings Co. Ltd. (c)	14,000	4,307
China CITIC Bank Corp. Ltd. Class H	62,000	42,861
China Conch Venture Holdings Ltd.	5,000	4,300
China Construction Bank Corp. Class H	956,000	797,492
China Foods Ltd.	60,000	19,310
China Gas Holdings Ltd.	21,600	18,825
China Jushi Co. Ltd. Class A	8,600	13,343
China Life Insurance Co. Ltd. Class H	96,000	181,422
China Mengniu Dairy Co. Ltd.	58,000	131,113
China Merchants Bank Co. Ltd. Class H	87,674	451,465
China Merchants Energy Shipping Co. Ltd. Class A	7,700	6,723
China Minsheng Banking Corp. Ltd. Class H	43,500	19,264
China National Medicines Corp. Ltd. Class A	3,900	18,179
China National Software & Service Co. Ltd. Class A (b)	3,400	21,623
China Overseas Land & Investment Ltd.	48,000	76,623
China Overseas Property Holdings Ltd.	5,000	3,296
China Pacific Insurance Group Co. Ltd. Class H	18,400	59,691
China Petroleum & Chemical Corp. Class H	477,200	273,372
China Rare Earth Resources & Technology Co. Ltd. Class A	1,800	6,877
China Resources Beer Holdings Co. Ltd.	8,000	26,004
China Resources Gas Group Ltd.	2,000	7,917
China Resources Land Ltd.	31,000	89,992
China Ruyi Holdings Ltd. (b) (c)	164,000	51,725
Security Description	Shares	Value
China Shenhua Energy Co. Ltd. Class H	44,500	$192,483
China Tower Corp. Ltd. Class H (d)	354,000	51,041
China Vanke Co. Ltd. Class H (b) (c)	12,400	8,444
Chongqing Brewery Co. Ltd. Class A	2,100	18,027
CITIC Ltd.	89,000	105,522
CMOC Group Ltd. Class A	7,400	6,703
CNOOC Energy Technology & Services Ltd. Class A	5,100	2,966
COFCO Joycome Foods Ltd. (b) (c)	64,000	11,452
Contemporary Amperex Technology Co. Ltd. Class A	720	26,087
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	9,006
COSCO SHIPPING Ports Ltd.	42,206	24,993
Country Garden Services Holdings Co. Ltd.	10,000	7,106
CSG Holding Co. Ltd. Class B	182,300	53,508
CSPC Pharmaceutical Group Ltd.	26,880	16,541
Daqo New Energy Corp. ADR (b) (c)	3,302	64,191
Dongyue Group Ltd. (c)	23,000	24,042
East Buy Holding Ltd. (b) (c) (d)	9,000	20,832
Ecovacs Robotics Co. Ltd. Class A	3,100	19,846
Empyrean Technology Co. Ltd. Class A	1,200	19,794
ENN Energy Holdings Ltd.	21,200	152,424
Eoptolink Technology, Inc. Ltd. Class A	2,800	44,081
Everest Medicines Ltd. (b) (c) (d)	8,000	49,846
Ganfeng Lithium Group Co. Ltd. Class A	980	4,673
GDS Holdings Ltd. Class A (b)	3,561	10,452
Geely Automobile Holdings Ltd.	56,000	106,839
GEM Co. Ltd. Class A	3,900	3,469
Genscript Biotech Corp. (b) (c)	10,000	12,667
Global New Material International Holdings Ltd. (b) (c)	24,000	13,440
Great Wall Motor Co. Ltd. Class A	20,100	72,088
Great Wall Motor Co. Ltd. Class H (c)	6,500	11,430
Guangdong Investment Ltd.	4,000	3,455
Guangzhou Automobile Group Co. Ltd. Class A	65,700	83,585
Guangzhou Haige Communications Group, Inc. Co. Class A	12,700	18,994

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	$6,393
H World Group Ltd. ADR	538	17,770
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	195,000	14,058
Haidilao International Holding Ltd. (c) (d)	2,000	4,094
Haier Smart Home Co. Ltd. Class H	66,800	236,485
Hainan Airport Infrastructure Co. Ltd. Class A (b)	13,600	7,002
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	6,000	7,106
Hangzhou First Applied Material Co. Ltd. Class A	548	1,105
Hangzhou GreatStar Industrial Co. Ltd.	26,000	114,568
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	42,900	56,718
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,232
Health & Happiness H&H International Holdings Ltd. (c)	47,500	54,117
Hello Group, Inc. ADR	3,502	27,000
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	8,517
Hengan International Group Co. Ltd.	8,500	24,566
Huafon Chemical Co. Ltd. Class A	9,400	10,474
Huagong Tech Co. Ltd. Class A	4,100	24,182
Huaneng Power International, Inc. Class H (c)	170,000	93,667
Huangshan Tourism Development Co. Ltd. Class B	27,000	20,574
Hundsun Technologies, Inc. Class A	2,500	9,531
HUYA, Inc. ADR	7,586	23,289
Hwatsing Technology Co. Ltd. Class A	397	8,814
Hygeia Healthcare Holdings Co. Ltd. (b) (c) (d)	1,200	2,203
iDreamSky Technology Holdings Ltd. (b) (c) (d)	25,600	8,898
indie Semiconductor, Inc. Class A (b) (c)	5,574	22,575
Industrial & Commercial Bank of China Ltd. Class H	605,000	405,776
INESA Intelligent Tech, Inc. Class B	240,400	160,587
Ingenic Semiconductor Co. Ltd. Class A	2,700	25,082
Innovent Biologics, Inc. (b) (d)	8,000	37,693
iQIYI, Inc. ADR (b) (c)	12,148	24,418
Security Description	Shares	Value
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	$43,984
JA Solar Technology Co. Ltd. Class A	3,528	6,608
JD Health International, Inc. (b) (d)	1,150	4,160
JD.com, Inc. Class A	21,723	380,323
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	49,903
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	6,827
Jiangsu Yoke Technology Co. Ltd. Class A	11,400	89,986
Jinan Acetate Chemical Co. Ltd.	1,370	37,484
Jinchuan Group International Resources Co. Ltd.	28,000	1,874
JinkoSolar Holding Co. Ltd. ADR (c)	2,449	60,980
Jinxin Fertility Group Ltd. (c) (d)	4,500	1,558
JOYY, Inc. ADR (b)	527	22,055
Kangji Medical Holdings Ltd. (c)	5,000	4,036
Kanzhun Ltd. ADR (b)	2,743	37,853
KE Holdings, Inc. ADR	5,350	98,547
Kingdee International Software Group Co. Ltd. (b)	12,000	13,177
Kingsoft Cloud Holdings Ltd. ADR (b) (c)	10,341	108,477
Kuaishou Technology (b) (d)	18,500	98,478
Kuang-Chi Technologies Co. Ltd. Class A	37,200	242,207
Kunlun Tech Co. Ltd. Class A	3,100	16,248
Kweichow Moutai Co. Ltd. Class A	700	145,311
Lenovo Group Ltd.	78,000	101,216
Li Auto, Inc. ADR (b)	30	720
Li Auto, Inc. Class A (b)	16,404	198,399
Li Ning Co. Ltd.	42,500	90,056
Lifetech Scientific Corp. (b) (c)	12,000	2,147
Lingyi iTech Guangdong Co. Class A	11,700	12,749
Longfor Group Holdings Ltd. (c) (d)	8,931	11,497
Luzhou Laojiao Co. Ltd. Class A	600	10,232
Mango Excellent Media Co. Ltd. Class A	2,700	9,889
Maxscend Microelectronics Co. Ltd. Class A	960	11,730
Meitu, Inc. (c) (d)	77,000	29,440
Meituan Class B (b) (d)	48,990	956,724
Microport Scientific Corp. (b) (c)	3,008	2,474
Ming Yuan Cloud Group Holdings Ltd.	23,000	7,817
MINISO Group Holding Ltd. ADR (c)	328	7,836
MMG Ltd. (b)	50,400	16,610
NetEase, Inc.	22,680	404,085

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
New Horizon Health Ltd. (b) (c) (d) (e)	11,500	$10,467
New Oriental Education & Technology Group, Inc.	18,410	116,011
Ningbo Deye Technology Co. Ltd. Class A	600	6,930
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	5,011
NIO, Inc. Class A (b) (c)	19,144	85,764
Nongfu Spring Co. Ltd. Class H (c) (d)	18,000	78,669
NXP Semiconductors NV	269	55,912
Ocumension Therapeutics (b) (d)	21,000	12,165
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	10,100	3,962
PDD Holdings, Inc. ADR (b)	5,971	579,127
PetroChina Co. Ltd. Class H	164,000	128,997
Pharmaron Beijing Co. Ltd. Class A	2,925	10,239
PICC Property & Casualty Co. Ltd. Class H	169,788	267,973
Ping An Healthcare & Technology Co. Ltd. (c) (d)	1,100	878
Ping An Insurance Group Co. of China Ltd. Class H (c)	64,500	382,369
Piotech, Inc. Class A	288	6,028
Postal Savings Bank of China Co. Ltd. Class H (c) (d)	68,000	40,093
Prosus NV	19,186	761,903
Q Technology Group Co. Ltd. (b)	18,000	15,016
Qifu Technology, Inc. ADR	328	12,589
RLX Technology, Inc. ADR	32,163	69,472
Seres Group Co. Ltd. Class A	3,400	61,776
SG Micro Corp. Class A	195	2,172
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	2,700	18,459
Shanghai Baosight Software Co. Ltd. Class A	11,589	46,189
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	660	17,463
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	128,200	77,689
Shanghai Lingang Holdings Corp. Ltd. Class A	17,900	24,626
Shanghai M&G Stationery, Inc. Class A	5,500	22,662
Shangri-La Asia Ltd.	34,000	23,198
Shanjin International Gold Co. Ltd. Class A	4,300	9,002
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	31,615
Shengyi Technology Co. Ltd. Class A	8,800	28,828
Security Description	Shares	Value
Shenzhen Capchem Technology Co. Ltd. Class A	2,400	$12,239
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	27,987
Shenzhou International Group Holdings Ltd.	7,700	61,458
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	6,109
Sieyuan Electric Co. Ltd. Class A	900	8,912
Silergy Corp.	1,000	12,308
Smoore International Holdings Ltd. (c) (d)	12,000	20,546
Sunac Services Holdings Ltd. (c) (d)	29,257	6,252
Sunny Optical Technology Group Co. Ltd.	8,000	70,907
Suzhou TFC Optical Communication Co. Ltd. Class A	2,800	34,844
TAL Education Group ADR (b)	12,011	120,350
Tencent Holdings Ltd.	68,900	3,698,698
Tencent Music Entertainment Group ADR	7,473	84,819
Tianshan Aluminum Group Co. Ltd. Class A	3,500	3,752
Trip.com Group Ltd. (b)	10,146	705,314
Tsingtao Brewery Co. Ltd. Class A	2,800	30,862
Tuya, Inc. ADR	16,569	29,659
Up Fintech Holding Ltd. ADR (b)	7,314	47,248
Venus MedTech Hangzhou, Inc. Class H (b) (d) (e)	18,000	9,767
Victory Giant Technology Huizhou Co. Ltd. Class A	3,400	19,493
Vipshop Holdings Ltd. ADR	7,899	106,400
Vnet Group, Inc. ADR (b)	4,142	19,633
Weihai Guangwei Composites Co. Ltd. Class A	7,140	33,699
Weimob, Inc. (b) (c) (d)	86,000	36,203
Western Superconducting Technologies Co. Ltd. Class A	1,654	9,647
Will Semiconductor Co. Ltd. Shanghai Class A	810	11,520
Wuhan Guide Infrared Co. Ltd. Class A	30,770	31,141
Wuliangye Yibin Co. Ltd. Class A	1,200	22,890
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	52,064
WuXi AppTec Co. Ltd. Class A	1,100	8,247
Wuxi Biologics Cayman, Inc. (b) (d)	34,500	77,990
XD, Inc. (b) (c)	10,000	32,377
Xiamen Tungsten Co. Ltd. Class A	4,800	12,599
Xiaomi Corp. Class B (b) (d)	149,800	665,311

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Xinyi Solar Holdings Ltd. (c)	2,000	$808
XPeng, Inc. ADR (b)	60	709
XPeng, Inc. Class A (b)	16,244	97,553
Yadea Group Holdings Ltd. (c) (d)	10,470	17,441
Yankuang Energy Group Co. Ltd. Class H (c)	66,300	76,389
Yantai Changyu Pioneer Wine Co. Ltd. Class B	21,500	22,779
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	6,600	33,254
Yeahka Ltd. (b) (c)	6,400	10,134
Yidu Tech, Inc. (b) (c) (d)	7,700	4,748
Yifeng Pharmacy Chain Co. Ltd. Class A	1,008	3,313
Yihai International Holding Ltd. (c)	4,000	7,765
Yum China Holdings, Inc.	7,100	342,007
Yutong Bus Co. Ltd. Class A	10,000	35,933
Zai Lab Ltd. ADR (b) (c)	1,698	44,471
Zhejiang Dingli Machinery Co. Ltd. Class A	3,400	29,881
Zhejiang Leapmotor Technology Co. Ltd. (b) (c) (d)	3,500	14,666
Zhejiang Supor Co. Ltd. Class A	600	4,349
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,800	4,646
Zhongji Innolight Co. Ltd. Class A	2,660	44,751
Zijin Mining Group Co. Ltd. Class A	8,600	17,712
Zijin Mining Group Co. Ltd. Class H	124,000	225,717
Zonqing Environmental Ltd. (c)	12,000	10,597
ZTO Express Cayman, Inc.	2,764	53,836
		23,113,435
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	1,177	37,087
COSTA RICA — 0.0% (a)
Establishment Labs Holdings, Inc. (b) (c)	277	12,761
DENMARK — 0.6%
Ambu AS Class B	639	9,228
AP Moller - Maersk AS Class B	194	320,702
Chemometec AS	737	49,757
Coloplast AS Class B	1,255	137,009
D/S Norden AS	639	18,846
Danske Bank AS	11,786	333,372
Dfds AS	277	5,135
DSV AS	2,064	438,216
Genmab AS (b)	649	134,502
Novo Nordisk AS Class B	32,544	2,820,757
Novonesis (Novozymes) B Class B	3,701	209,523
Svitzer Group AS (b)	379	11,799
Vestas Wind Systems AS (b)	10,007	136,287
Security Description	Shares	Value
Zealand Pharma AS (b)	2,558	$254,145
		4,879,278
FINLAND — 0.3%
Fortum OYJ (c)	9,157	128,150
Mandatum OYJ	6,438	29,866
Metso OYJ (c)	23,473	218,271
Musti Group OYJ	18	371
Nokia OYJ	56,723	251,070
Nordea Bank Abp (f)	38,055	414,328
Nordea Bank Abp (f)	635	6,904
Sampo OYJ Class A	6,438	262,529
UPM-Kymmene OYJ	20,851	573,463
Valmet OYJ (c)	2,886	69,721
Wartsila OYJ Abp	18,608	329,685
		2,284,358
FRANCE — 1.8%
Accor SA	11,420	556,267
Air Liquide SA	1,801	292,646
Airbus SE	4,654	745,918
Alstom SA (b)	13,525	301,951
AXA SA	22,076	784,545
BNP Paribas SA	11,688	716,735
Bouygues SA	6,705	198,154
Canal & France SA (b)	24,237	57,222
Capgemini SE	5,673	929,035
Carrefour SA	15,122	214,996
Credit Agricole SA	25,485	350,719
Danone SA	6,411	432,305
Engie SA	11,266	178,606
EssilorLuxottica SA	4,636	1,131,016
Fnac Darty SA (c)	5,877	173,745
Forvia SE	211	1,896
Hermes International SCA	18	43,280
Kering SA	1,313	323,927
L'Oreal SA	2,621	927,796
Louis Hachette Group (b)	24,237	37,897
LVMH Moet Hennessy Louis Vuitton SE	2,169	1,427,333
Orange SA	32,137	320,399
Pernod Ricard SA	3,152	355,765
Publicis Groupe SA	6,526	696,040
Renault SA	7,791	379,580
Societe Generale SA	7,196	202,382
Sodexo SA	6,535	538,314
Technip Energies NV	1,412	37,577
TotalEnergies SE	19,482	1,076,666
Unibail-Rodamco-Westfield CDI	14,878	55,454
Unibail-Rodamco-Westfield REIT (b)	1,806	135,995
Valneva SE (b) (c)	1,703	3,813
Veolia Environnement SA	23,465	658,719
Vinci SA	9,564	987,777
Vivendi SE (c)	24,237	64,576
Voltalia SA (b) (c)	1,632	12,049
		15,351,095

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
GEORGIA — 0.0% (a)
TBC Bank Group PLC	484	$18,912
GERMANY — 1.8%
adidas AG	3,661	897,701
AIXTRON SE	3,421	53,916
Allianz SE	4,681	1,434,279
BASF SE	8,460	371,964
Bayer AG	10,975	219,496
Bayerische Motoren Werke AG	2,064	168,802
Commerzbank AG	7,650	124,567
CompuGroup Medical SE & Co. KGaA	10,784	242,990
Daimler Truck Holding AG	5,895	224,942
Deutsche Bank AG	15,614	269,040
Deutsche Boerse AG	4,067	936,611
Deutsche Lufthansa AG	44,171	282,484
Deutsche Post AG	20,243	712,276
Deutsche Telekom AG	33,426	999,959
Dr. Ing hc F Porsche AG Preference Shares (d)	1,118	67,632
E.ON SE	20,966	244,132
Eckert & Ziegler SE	313	14,423
Elmos Semiconductor SE	1,890	133,082
flatexDEGIRO AG	3,955	60,510
Fresenius Medical Care AG	2,080	95,114
HelloFresh SE (b)	2,874	34,998
Infineon Technologies AG	12,942	420,805
Mercedes-Benz Group AG	11,626	647,683
Mercer International, Inc.	2,284	14,846
Merck KGaA	3,191	462,269
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,468	1,244,840
Orion SA	100	1,579
Puma SE	1,090	50,069
RWE AG	6,997	208,885
Salzgitter AG	6,124	100,448
SAP SE	10,277	2,514,665
Siemens AG	8,340	1,628,417
Siemens Energy AG (b)	4,128	215,352
thyssenkrupp AG	13,136	53,335
Verbio SE	2,925	35,831
Volkswagen AG Preference Shares	1,685	155,359
		15,343,301
GHANA — 0.0% (a)
Kosmos Energy Ltd. (b)	26,413	90,332
Tullow Oil PLC (b) (c)	5,466	1,468
		91,800
GREECE — 0.0% (a)
Piraeus Financial Holdings SA	3,627	14,460
HONG KONG — 0.4%
AIA Group Ltd.	104,200	755,213
Bank of East Asia Ltd.	63,197	80,217
CK Asset Holdings Ltd.	50,270	206,440
Security Description	Shares	Value
Cowell e Holdings, Inc. (b)	1,000	$3,643
Futu Holdings Ltd. ADR	866	69,271
Hang Lung Properties Ltd.	100,131	80,306
Henderson Land Development Co. Ltd.	18,910	57,451
Hong Kong Exchanges & Clearing Ltd.	16,668	632,564
Link REIT	77,950	329,644
Melco International Development Ltd. (b)	4,000	2,297
Melco Resorts & Entertainment Ltd. ADR (b)	538	3,115
New World Development Co. Ltd. (c)	32,383	21,511
Prudential PLC	26,831	214,052
Sino Biopharmaceutical Ltd.	83,500	34,398
Stella International Holdings Ltd.	14,000	29,413
Sun Hung Kai Properties Ltd.	75,753	727,986
Swire Pacific Ltd. Class A	8,500	77,089
Techtronic Industries Co. Ltd.	500	6,598
Vitasoy International Holdings Ltd. (c)	8,000	10,484
Viva Goods Co. Ltd.	56,000	4,398
Yue Yuen Industrial Holdings Ltd.	3,000	6,720
		3,352,810
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	11,492	78,973
Richter Gedeon Nyrt	12,772	334,361
		413,334
INDIA — 2.2%
Aarti Drugs Ltd.	7,602	40,881
Aarti Pharmalabs Ltd.	2,776	22,251
Aavas Financiers Ltd. (b)	857	16,812
Action Construction Equipment Ltd.	1,417	24,949
Adani Green Energy Ltd. (b)	2,411	29,308
Adani Power Ltd. (b)	4,743	29,332
Advanced Enzyme Technologies Ltd.	18,959	77,141
Affle India Ltd. (b)	585	12,185
AGI Greenpac Ltd.	1,733	22,682
Akzo Nobel India Ltd.	1,644	68,913
Alkyl Amines Chemicals	8,600	177,000
Alok Industries Ltd. (b)	224,839	55,203
Amber Enterprises India Ltd. (b)	3,863	333,336
Anup Engineering Ltd.	88	3,596
APL Apollo Tubes Ltd.	3,991	73,106
Aptus Value Housing Finance India Ltd.	5,678	19,197
Arvind Ltd.	6,565	31,470
AstraZeneca Pharma India Ltd.	356	30,376
AurionPro Solutions Ltd.	1,209	24,163
Avalon Technologies Ltd. (b) (d)	1,241	13,973
Axis Bank Ltd.	22,278	277,051
Balmer Lawrie & Co. Ltd.	13,772	34,117

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Balu Forge Industries Ltd.	3,606	$33,325
Bayer CropScience Ltd.	94	6,095
BEML Ltd.	29	1,378
Bharat Bijlee Ltd.	871	38,168
Bharat Heavy Electricals Ltd.	6,893	18,470
Bharti Airtel Ltd.	22,363	414,733
Birlasoft Ltd.	29,898	195,685
Blue Star Ltd.	892	22,288
Bondada Engineering Ltd.	2,400	17,005
Can Fin Homes Ltd.	8,898	78,915
CE Info Systems Ltd.	4,602	85,411
Central Depository Services India Ltd.	14,270	293,130
Cera Sanitaryware Ltd.	89	7,887
Chemplast Sanmar Ltd. (b)	2,741	16,013
City Union Bank Ltd.	14,691	29,571
Cyient DLM Ltd. (b)	647	5,060
Data Patterns India Ltd.	1,296	37,401
Dixon Technologies India Ltd.	3,527	738,916
Dr. Reddy's Laboratories Ltd. ADR	71,743	1,132,822
Easy Trip Planners Ltd. (b)	20,992	3,889
Elecon Engineering Co. Ltd.	4,863	36,041
Electrosteel Castings Ltd.	24,043	39,117
eMudhra Ltd.	4,250	46,432
Entero Healthcare Solutions Ltd. (b)	2,163	35,981
EPL Ltd.	27,497	83,345
Equitas Small Finance Bank Ltd. (d)	59,277	44,326
Ethos Ltd. (b)	1,833	62,898
Fineotex Chemical Ltd.	3,635	14,020
Galaxy Surfactants Ltd.	148	4,354
Garden Reach Shipbuilders & Engineers Ltd.	1,621	30,605
Garware Hi-Tech Films Ltd.	159	9,301
Garware Technical Fibres Ltd.	1,322	73,464
GE Vernova T&D India Ltd.	612	14,839
Genus Power Infrastructures Ltd.	6,100	27,349
GMR Power & Urban Infra Ltd. (b)	14,762	20,841
Godawari Power & Ispat Ltd.	11,353	26,797
Godfrey Phillips India Ltd.	3,208	195,885
Gokaldas Exports Ltd. (b)	2,711	35,855
Granules India Ltd.	14,340	99,208
Graphite India Ltd.	914	6,035
Greenlam Industries Ltd.	4,691	31,881
Greenpanel Industries Ltd.	1,717	7,585
Gujarat Pipavav Port Ltd.	5,188	11,046
HBL Engineering Ltd.	4,264	30,971
HDFC Bank Ltd.	27,807	575,815
HEG Ltd.	5,069	30,208
HeidelbergCement India Ltd.	29,789	72,307
Hemisphere Properties India Ltd. (b)	17,450	35,445
HFCL Ltd.	5,208	6,851
Security Description	Shares	Value
Himadri Speciality Chemical Ltd.	7,020	$47,943
Hindustan Copper Ltd.	10,217	29,590
Home First Finance Co. India Ltd. (d)	4,537	55,938
ICICI Bank Ltd. ADR	50,456	1,506,616
IFCI Ltd. (b)	47,408	34,476
IIFL Finance Ltd.	1,210	5,844
IndiaMart InterMesh Ltd. (d)	1,765	46,361
Indigo Paints Ltd.	3,807	62,345
Indo Count Industries Ltd.	6,395	24,388
Infibeam Avenues Ltd.	22,068	6,707
Infosys Ltd. ADR (c)	64,652	1,417,172
Inox Wind Energy Ltd. (b)	57	6,755
Intellect Design Arena Ltd.	5,604	62,573
ION Exchange India Ltd.	26	200
Jai Corp. Ltd.	6,470	24,686
Jaiprakash Associates Ltd. (b)	218,976	15,730
Jaiprakash Power Ventures Ltd. (b)	243,474	50,336
Jammu & Kashmir Bank Ltd.	59,551	70,128
JB Chemicals & Pharmaceuticals Ltd.	8,512	183,351
Jio Financial Services Ltd. (b)	10,552	36,815
Jubilant Ingrevia Ltd.	1,626	15,632
Jupiter Life Line Hospitals Ltd.	171	3,121
Jupiter Wagons Ltd.	2,810	16,442
Just Dial Ltd. (b)	2,171	25,193
Jyothy Labs Ltd.	17,735	82,260
Karnataka Bank Ltd.	26,123	65,459
Karur Vysya Bank Ltd.	84,377	213,993
Kaveri Seed Co. Ltd.	743	7,580
Kaynes Technology India Ltd. (b)	475	41,152
Kesoram Industries Ltd. (b)	15,747	40,040
Kirloskar Brothers Ltd.	526	12,682
Kirloskar Ferrous Industries Ltd.	1,897	14,169
Kirloskar Pneumatic Co. Ltd.	314	5,637
KPI Green Energy Ltd. (d)	2,917	27,773
LA Opala RG Ltd.	12,255	45,562
Larsen & Toubro Ltd. GDR	21,535	904,470
Latent View Analytics Ltd. (b)	1,409	8,056
Laurus Labs Ltd. (d)	19,625	138,155
LIC Housing Finance Ltd.	6,807	47,550
Lloyds Engineering Works Ltd.	103,190	92,603
Magellanic Cloud Ltd.	38,402	32,717
Mahindra & Mahindra Ltd. GDR	16,694	590,968
Mahindra Lifespace Developers Ltd.	1,027	5,560
Man Infraconstruction Ltd.	4,178	12,002
Max Estates Ltd. (b)	2,220	14,710
MOIL Ltd.	3,555	13,755
Moschip Technologies Ltd. (b)	18,284	43,727
Mrs Bectors Food Specialities Ltd.	571	10,929
MSTC Ltd.	6,812	54,026
MTAR Technologies Ltd. (b)	761	14,740
Nava Ltd.	3,148	36,345

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Navin Fluorine International Ltd.	1,955	$74,118
Nazara Technologies Ltd. (b)	8,396	99,392
NESCO Ltd.	7,236	81,447
Network18 Media & Investments Ltd. (b)	16,126	13,471
Newgen Software Technologies Ltd.	538	10,694
NIIT Learning Systems Ltd.	14,724	77,538
NOCIL Ltd.	7,057	20,088
Olectra Greentech Ltd.	5,822	98,370
Orient Cement Ltd.	13,692	54,855
Orient Electric Ltd.	8,713	23,706
Orissa Minerals Development Co. Ltd. (b)	204	16,926
Paras Defence & Space Technologies Ltd. (b)	5,605	66,005
Patel Engineering Ltd. (b)	49,068	29,786
PG Electroplast Ltd.	630	7,216
PNB Housing Finance Ltd. (b) (d)	8,044	82,466
PNC Infratech Ltd.	1,640	6,389
Poly Medicure Ltd.	960	29,325
Pricol Ltd. (b)	378	2,398
Prism Johnson Ltd. (b)	11,032	21,911
Procter & Gamble Health Ltd.	67	4,099
Protean eGov Technologies Ltd.	977	22,088
Puravankara Ltd.	2,996	13,296
PVR Inox Ltd. (b)	533	8,124
Quess Corp. Ltd. (d)	3,198	24,726
Radico Khaitan Ltd.	1,034	31,473
Railtel Corp. of India Ltd.	10,910	51,489
Rallis India Ltd.	17,323	59,892
Ramco Cements Ltd.	537	6,057
Rategain Travel Technologies Ltd. (b)	12,270	103,927
Ratnamani Metals & Tubes Ltd.	3,564	132,307
RattanIndia Enterprises Ltd. (b)	89,282	66,346
RattanIndia Power Ltd. (b)	188,784	30,121
RBL Bank Ltd. (d)	8,191	15,116
Refex Industries Ltd.	6,763	37,980
Reliance Industries Ltd.	23,744	337,091
Reliance Industries Ltd. GDR (d)	17,082	970,258
Reliance Infrastructure Ltd. (b)	2,762	9,812
Reliance Power Ltd. (b)	115,690	57,565
Restaurant Brands Asia Ltd. (b)	5,892	5,841
Rossari Biotech Ltd.	4,153	37,701
Route Mobile Ltd.	26	423
Safari Industries India Ltd.	1,526	46,374
Sammaan Capital Ltd.	24,065	42,464
Sandur Manganese & Iron Ores Ltd.	2,962	14,297
Sanghvi Movers Ltd.	18,019	64,656
Sapphire Foods India Ltd. (b)	2,250	8,660
Saregama India Ltd.	1,082	5,849
Shakti Pumps India Ltd.	31	387
Sharda Motor Industries Ltd.	222	4,822
Shivalik Bimetal Controls Ltd.	970	6,520
Security Description	Shares	Value
Shree Renuka Sugars Ltd. (b)	31,818	$14,669
South Indian Bank Ltd.	239,695	70,049
SpiceJet Ltd. (b)	4,547	2,942
Star Cement Ltd. (b)	18,062	48,992
State Bank of India GDR	9,540	883,404
Sumitomo Chemical India Ltd.	1,002	6,235
Sun Pharma Advanced Research Co. Ltd. (b)	3,466	8,119
Sunteck Realty Ltd.	5,232	31,036
Supreme Industries Ltd.	388	21,303
Suzlon Energy Ltd. (b)	43,373	31,521
Symphony Ltd.	2,656	41,746
Tanla Platforms Ltd.	11,602	91,087
TARC Ltd. (b)	7,877	16,244
Tata Consultancy Services Ltd.	8,920	426,633
Tata Motors Ltd.	8,672	74,971
Tata Teleservices Maharashtra Ltd. (b)	11,807	10,411
TD Power Systems Ltd.	11,477	60,466
TeamLease Services Ltd. (b)	1,461	50,018
Texmaco Rail & Engineering Ltd.	2,971	6,725
Tilaknagar Industries Ltd.	6,437	31,747
Titagarh Rail System Ltd.	328	4,233
Transformers & Rectifiers India Ltd.	577	7,682
Ujjivan Small Finance Bank Ltd. (d)	9,618	3,798
Usha Martin Ltd.	4,901	21,541
VA Tech Wabag Ltd. (b)	2,352	45,140
Vaibhav Global Ltd.	11,245	36,442
V-Guard Industries Ltd.	11,322	55,874
VIP Industries Ltd.	694	3,892
Voltamp Transformers Ltd.	357	42,265
VST Industries Ltd.	7,451	29,260
Waaree Renewable Technologies Ltd.	328	5,145
Whirlpool of India Ltd.	258	5,545
Wipro Ltd. ADR (c)	162,777	576,231
Wonderla Holidays Ltd.	889	7,589
Yes Bank Ltd. (b)	27,213	6,227
Zen Technologies Ltd.	3,771	107,723
Zomato Ltd. (b)	14,789	48,031
		18,597,766
INDONESIA — 0.2%
Astra International Tbk. PT	350,200	106,616
Bank Central Asia Tbk. PT	1,505,600	905,044
Bank Mandiri Persero Tbk. PT	919,200	325,532
Bank Rakyat Indonesia Persero Tbk. PT	1,184,299	300,214
GoTo Gojek Tokopedia Tbk. PT (b)	1,046,500	4,551
Nickel Industries Ltd.	6,862	3,505
Telkom Indonesia Persero Tbk. PT	1,368,700	230,455
		1,875,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.4%
Accenture PLC Class A	6,900	$2,427,351
Cairn Homes PLC	163,636	393,960
Cimpress PLC (b)	562	40,307
Glenveagh Properties PLC (b) (d)	22,901	37,942
Kerry Group PLC Class A	1,032	99,650
Kingspan Group PLC	1,032	75,286
Prothena Corp. PLC (b) (c)	3,187	44,140
		3,118,636
ISRAEL — 0.3%
Bank Hapoalim BM	47,319	571,675
Bank Leumi Le-Israel BM	113,762	1,353,473
Cellebrite DI Ltd. (b)	4,842	106,669
Global-e Online Ltd. (b)	456	24,866
Isracard Ltd.	2,625	11,661
JFrog Ltd. (b)	787	23,146
Kornit Digital Ltd. (b)	198	6,128
Nano Dimension Ltd. ADR (b) (c)	7,244	17,965
SimilarWeb Ltd. (b)	100	1,417
Taboola.com Ltd. (b) (c)	6,824	24,908
Teva Pharmaceutical Industries Ltd. ADR (b)	7,256	159,922
Wix.com Ltd. (b)	231	49,561
		2,351,391
ITALY — 0.6%
Enel SpA	87,400	623,202
Eni SpA	30,096	407,942
Ferrari NV	1,618	690,951
FinecoBank Banca Fineco SpA	15,883	276,143
Generali	10,517	296,980
Intesa Sanpaolo SpA	157,707	630,849
Italgas SpA	8,159	45,707
Iveco Group NV	1,936	18,724
MFE-MediaForEurope NV Class A	15,508	47,373
MFE-MediaForEurope NV Class B (c)	15,508	66,129
Moncler SpA	4,079	215,329
Prysmian SpA	5,946	379,646
Saipem SpA (b)	172	447
Snam SpA (c)	35,615	157,733
Telecom Italia SpA (b) (c)	368,467	94,090
Terna - Rete Elettrica Nazionale	30,828	243,249
UniCredit SpA	20,900	833,756
		5,028,250
JAPAN — 5.4%
Advantest Corp.	4,700	275,074
Aisin Corp.	5,100	57,682
Appier Group, Inc. (c)	6,200	57,597
ARCLANDS Corp.	2,431	26,234
Asahi Group Holdings Ltd.	5,100	53,771
Asahi Kasei Corp.	71,200	494,948
Asahi Yukizai Corp.	900	25,713
Security Description	Shares	Value
Asics Corp.	2,000	$39,577
Astellas Pharma, Inc.	27,200	265,579
Astroscale Holdings, Inc. (b) (c)	3,800	19,126
BayCurrent, Inc.	3,000	101,553
Bengo4.com, Inc. (b) (c)	2,200	31,875
Bridgestone Corp. (c)	1,700	57,763
C Uyemura & Co. Ltd.	200	13,909
Canon, Inc. (c)	1,700	55,827
Change Holdings, Inc. (c)	4,000	30,440
Chiyoda Corp. (b) (c)	2,400	4,948
Cover Corp. (b) (c)	600	10,033
Credit Saison Co. Ltd.	17,000	400,013
Curves Holdings Co. Ltd.	3,000	14,832
Cybozu, Inc.	9,900	182,491
Daiichi Sankyo Co. Ltd.	27,800	769,824
Daikin Industries Ltd.	1,700	201,845
Daiwa Securities Group, Inc.	51,100	340,753
Denso Corp. (c)	46,000	648,174
Digital Arts, Inc.	1,400	53,805
Dip Corp. (c)	600	9,560
Disco Corp.	500	135,944
eGuarantee, Inc.	900	10,199
Eisai Co. Ltd.	1,700	46,827
en Japan, Inc.	200	2,699
ENEOS Holdings, Inc.	26,600	139,855
Enplas Corp. (c)	200	6,204
Fast Retailing Co. Ltd.	1,600	547,926
Financial Partners Group Co. Ltd.	1,700	31,315
Freee KK (b) (c)	3,600	69,521
FUJIFILM Holdings Corp.	48,400	1,019,061
Fujitsu Ltd.	18,100	322,416
GNI Group Ltd. (b) (c)	2,700	58,498
Hitachi Ltd.	52,300	1,310,162
Hokuhoku Financial Group, Inc.	10,000	122,200
Honda Motor Co. Ltd.	25,300	247,108
Hoya Corp.	6,200	781,707
I'll, Inc. (c)	2,462	42,924
Infomart Corp. (c)	30,500	59,773
Insource Co. Ltd.	10,600	76,215
Internet Initiative Japan, Inc.	400	7,599
Ise Chemicals Corp.	100	20,648
Ito En Ltd.	100	2,252
ITOCHU Corp.	9,200	458,478
Japan Elevator Service Holdings Co. Ltd.	400	7,422
Japan Tobacco, Inc. (c)	9,100	236,243
JCU Corp.	3,200	78,290
JFE Holdings, Inc.	17,000	192,489
JMDC, Inc.	1,300	32,475
Kajima Corp.	27,100	496,787
Kamigumi Co. Ltd.	28,300	616,564
Kansai Electric Power Co., Inc.	10,000	111,574
Kao Corp. (c)	1,700	69,099
Kappa Create Co. Ltd. (c)	1,900	19,295
Kasumigaseki Capital Co. Ltd.	200	17,104

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
KDDI Corp.	44,100	$1,414,814
KeePer Technical Laboratory Co. Ltd. (c)	1,100	33,316
Keyence Corp.	1,200	493,484
Kobe Steel Ltd. (c)	9,700	97,457
Komatsu Ltd.	10,000	276,788
Konica Minolta, Inc.	26,800	112,974
Koshidaka Holdings Co. Ltd.	1,500	10,795
Krosaki Harima Corp.	800	13,006
Kyocera Corp.	109,600	1,098,720
Lasertec Corp. (c)	400	38,649
Leopalace21 Corp.	9,300	35,032
M&A Capital Partners Co. Ltd. (c)	400	6,763
M&A Research Institute Holdings, Inc. (b) (c)	1,100	14,257
M3, Inc. (c)	1,000	8,889
Maeda Kosen Co. Ltd.	3,300	41,030
Makita Corp.	10,100	311,239
Marubeni Corp.	52,200	794,658
Marui Group Co. Ltd.	27,100	433,590
Mebuki Financial Group, Inc.	63,700	260,337
Medley, Inc. (b)	2,900	70,765
Menicon Co. Ltd. (c)	2,200	19,598
Micronics Japan Co. Ltd. (c)	1,100	26,422
Mirai Corp. REIT	441	114,487
Mirai Industry Co. Ltd. (c)	1,300	30,647
Mitani Sekisan Co. Ltd.	1,300	45,909
Mitsubishi Chemical Group Corp.	26,900	136,879
Mitsubishi Corp.	32,600	540,153
Mitsubishi Electric Corp.	60,700	1,037,802
Mitsubishi Heavy Industries Ltd.	16,300	230,561
Mitsubishi UFJ Financial Group, Inc.	124,700	1,464,725
Mitsui & Co. Ltd.	20,900	440,315
Mitsui Fudosan Logistics Park, Inc. REIT	7	4,521
Mitsuuroko Group Holdings Co. Ltd.	1,500	17,151
Mizuho Financial Group, Inc.	24,100	593,913
Modec, Inc.	1,700	36,183
Money Forward, Inc. (b)	1,400	43,035
Monogatari Corp. (c)	1,800	39,686
MS&AD Insurance Group Holdings, Inc.	31,100	682,514
Murata Manufacturing Co. Ltd.	78,600	1,280,076
Nagawa Co. Ltd. (c)	1,000	47,213
Namura Shipbuilding Co. Ltd. (c)	1,300	14,451
NEC Corp.	200	17,460
Nexon Co. Ltd. (c)	300	4,536
Nichiden Corp. (c)	3,800	74,593
NIDEC Corp.	200	3,633
Nihon M&A Center Holdings, Inc.	2,500	10,518
Nintendo Co. Ltd.	8,000	471,570
Security Description	Shares	Value
Nippon Paint Holdings Co. Ltd. (c)	1,800	$11,722
Nippon Steel Corp.	24,300	491,999
Nissan Motor Co. Ltd. (c)	26,800	81,853
Nissan Shatai Co. Ltd. (c)	10,800	68,720
Nitto Boseki Co. Ltd. (c)	400	16,340
Nitto Denko Corp.	8,500	144,948
Nomura Holdings, Inc.	71,500	423,695
Nomura Micro Science Co. Ltd. (c)	1,600	23,528
NTT Data Group Corp.	27,100	522,480
Nxera Pharma Co. Ltd. (b)	400	2,667
Obayashi Corp.	51,500	685,858
Olympus Corp.	2,100	31,675
Oriental Land Co. Ltd.	1,500	32,661
ORIX Corp.	26,900	583,324
Osaka Gas Co. Ltd.	17,000	374,268
Osaka Soda Co. Ltd.	500	6,350
Panasonic Holdings Corp.	25,200	263,449
Pasona Group, Inc. (c)	300	3,909
PeptiDream, Inc. (b) (c)	300	5,048
PILLAR Corp.	200	5,510
PKSHA Technology, Inc. (b) (c)	2,400	58,565
Plus Alpha Consulting Co. Ltd.	2,700	32,797
Rakus Co. Ltd. (c)	2,400	28,374
Recruit Holdings Co. Ltd.	7,500	531,862
Renesas Electronics Corp. (b)	2,400	31,252
RENOVA, Inc. (b) (c)	1,100	5,410
Resona Holdings, Inc. (c)	44,300	322,610
Rohm Co. Ltd.	6,800	64,275
Rorze Corp. (c)	5,000	48,677
Round One Corp.	1,500	12,532
RS Technologies Co. Ltd. (c)	1,400	30,822
Sakura Internet, Inc. (c)	300	8,495
Samty Residential Investment Corp. REIT	268	158,590
Sansan, Inc. (b)	4,200	61,332
Santec Holdings Corp.	800	37,720
Sanyo Denki Co. Ltd.	300	17,390
SCREEN Holdings Co. Ltd.	100	6,038
Secom Co. Ltd. (c)	3,400	116,153
Senshu Electric Co. Ltd.	2,400	75,057
Septeni Holdings Co. Ltd. (c)	1,100	2,772
Seven & i Holdings Co. Ltd.	5,100	80,706
SHIFT, Inc. (b) (c)	500	57,950
Shin Nippon Air Technologies Co. Ltd.	3,200	41,558
Shinagawa Refractories Co. Ltd.	1,300	14,550
Shin-Etsu Chemical Co. Ltd.	8,500	286,434
Sinko Industries Ltd.	5,100	41,440
SMS Co. Ltd.	900	9,008
Socionext, Inc. (c)	700	11,271
SoftBank Corp.	282,700	357,782
SoftBank Group Corp.	17,800	1,040,296
Sompo Holdings, Inc.	31,400	822,961
Sony Group Corp.	101,100	2,167,256

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Strike Co. Ltd.	600	$13,954
Sumitomo Chemical Co. Ltd.	63,300	140,568
Sumitomo Corp.	17,000	370,807
Sumitomo Electric Industries Ltd.	10,100	183,382
Sumitomo Mitsui Financial Group, Inc.	29,700	711,318
Sumitomo Mitsui Trust Group, Inc.	3,400	79,873
Suruga Bank Ltd.	1,700	12,202
T&D Holdings, Inc.	26,700	493,617
Takara Holdings, Inc.	1,300	11,208
Takara Leben Real Estate Investment Corp. REIT	57	31,481
Takeda Pharmaceutical Co. Ltd.	1,700	45,226
Tama Home Co. Ltd.	3,300	74,857
Tamron Co. Ltd.	300	8,580
TDK Corp.	19,900	262,425
TechMatrix Corp. (c)	2,800	42,242
Teijin Ltd.	17,000	144,731
Terumo Corp.	54,200	1,055,996
Toho Bank Ltd.	10,800	20,272
Toho Titanium Co. Ltd. (c)	1,600	10,883
Tokio Marine Holdings, Inc.	38,400	1,399,562
Tokyo Electron Ltd.	5,100	784,828
Tokyu Corp.	25,500	273,886
TOPPAN Holdings, Inc.	27,200	728,460
Toridoll Holdings Corp. (c)	700	17,371
Totech Corp.	6,700	112,761
Towa Corp. (c)	1,500	14,756
Toyo Tanso Co. Ltd. (c)	400	10,893
Toyota Motor Corp.	131,900	2,640,350
Toyota Tsusho Corp.	49,800	896,121
Tri Chemical Laboratories, Inc.	1,400	25,629
Tsuburaya Fields Holdings, Inc. (c)	900	10,497
UT Group Co. Ltd. (c)	1,300	18,033
Visional, Inc. (b)	200	10,202
Wakita & Co. Ltd.	7,000	74,962
West Holdings Corp.	2,210	25,495
West Japan Railway Co.	3,400	60,510
WingArc1st, Inc.	1,100	26,317
Yamada Holdings Co. Ltd.	26,700	76,977
Yamaha Corp.	76,500	549,801
Yuasa Trading Co. Ltd.	600	16,894
ZIGExN Co. Ltd.	4,400	13,355
Zuken, Inc.	400	10,562
		46,508,716
JERSEY — 0.0% (a)
Aptiv PLC (b)	100	6,048
KUWAIT — 0.1%
Al Ahli Bank of Kuwait KSCP	43,231	36,458
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	7,608
Jazeera Airways Co. KSCP (b)	6,587	21,537
Kuwait Finance House KSCP	96,908	234,490
Security Description	Shares	Value
National Bank of Kuwait SAKP	74,670	$217,010
National Investments Co. KSCP	18,344	15,113
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,763	10,659
Warba Bank KSCP (b)	53,445	33,284
		576,159
LUXEMBOURG — 0.0% (a)
ArcelorMittal SA	8,016	186,182
MACAU — 0.0% (a)
Sands China Ltd. (b)	38,800	104,393
MALAYSIA — 0.1%
Bumi Armada Bhd. (b)	114,500	16,772
Carlsberg Brewery Malaysia Bhd. Class B	20,400	94,256
Chin Hin Group Bhd. (b)	36,000	19,161
CIMB Group Holdings Bhd.	53,644	98,374
CTOS Digital Bhd.	137,300	36,847
Dayang Enterprise Holdings Bhd.	160,200	74,878
DRB-Hicom Bhd.	83,200	20,654
Fraser & Neave Holdings Bhd.	10,100	63,652
Frontken Corp. Bhd.	64,000	63,835
Greatech Technology Bhd. (b)	14,200	7,336
Hartalega Holdings Bhd.	2,800	2,473
Heineken Malaysia Bhd.	9,100	49,087
Hibiscus Petroleum Bhd.	12,600	5,523
ITMAX SYSTEM Bhd.	8,700	7,179
Kossan Rubber Industries Bhd.	12,400	7,848
Mah Sing Group Bhd.	37,800	15,216
Malayan Banking Bhd.	28,304	64,818
Mega First Corp. Bhd.	41,800	42,908
Nationgate Holdings Bhd.	33,900	19,181
Pentamaster Corp. Bhd.	20,150	18,746
Public Bank Bhd.	129,200	131,757
Sam Engineering & Equipment M Bhd.	7,900	7,703
Supermax Corp. Bhd. (b)	44,220	13,153
Tanco Holdings Bhd. (b)	135,200	59,867
Tenaga Nasional Bhd.	20,700	69,162
Top Glove Corp. Bhd. (b)	37,300	11,178
UWC Bhd. (b)	22,800	16,113
		1,037,677
MEXICO — 0.2%
America Movil SAB de CV	535,026	384,684
Cemex SAB de CV	247,559	139,062
Fomento Economico Mexicano SAB de CV	55,028	470,283
Grupo Financiero Banorte SAB de CV Class O	52,911	340,912
Grupo Mexico SAB de CV	84,072	400,007
Grupo Televisa SAB	46,744	15,534
Industrias Penoles SAB de CV (b)	2,461	31,507

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Prologis Property Mexico SA de CV REIT	7,945	$22,128
Southern Copper Corp.	833	75,911
		1,880,028
NETHERLANDS — 0.8%
Adyen NV (b) (d)	74	110,113
Akzo Nobel NV	4,533	272,060
Argenx SE (b)	548	340,472
ASML Holding NV	4,134	2,905,350
Havas NV (b)	24,054	40,411
Heineken NV	3,723	264,850
ING Groep NV	38,014	595,570
Koninklijke Ahold Delhaize NV	20,555	670,255
Koninklijke KPN NV (c)	3,262	11,873
Koninklijke Philips NV (b)	17,487	441,830
Pharming Group NV (b) (c)	29,357	28,119
Redcare Pharmacy NV (b) (d)	227	30,957
Universal Music Group NV (c)	21,274	544,563
Wolters Kluwer NV	2,935	487,486
		6,743,909
NEW ZEALAND — 0.0% (a)
Auckland International Airport Ltd.	12,605	61,439
Fisher & Paykel Healthcare Corp. Ltd.	5,827	125,360
Spark New Zealand Ltd.	19,474	32,185
		218,984
NORWAY — 0.2%
Crayon Group Holding ASA (b) (d)	19,931	219,011
DNB Bank ASA	25,892	517,277
FLEX LNG Ltd.	3,555	79,756
Frontline PLC	2,360	32,530
Norsk Hydro ASA	71,663	394,617
Telenor ASA	21,240	237,323
		1,480,514
PERU — 0.0% (a)
Cia de Minas Buenaventura SAA ADR	550	6,336
PHILIPPINES — 0.0% (a)
PLDT, Inc. ADR	2,214	49,040
TaskUS, Inc. Class A (b) (c)	1,075	18,211
		67,251
POLAND — 0.0% (a)
Bank Polska Kasa Opieki SA	1,824	60,894
CCC SA (b)	475	21,136
Jastrzebska Spolka Weglowa SA (b)	596	2,988
ORLEN SA	2,487	28,419
Powszechna Kasa Oszczednosci Bank Polski SA	8,611	124,581
Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	5,992	$66,497
		304,515
PORTUGAL — 0.0% (a)
EDP SA	31,108	99,568
Galp Energia SGPS SA	4,608	76,107
		175,675
PUERTO RICO — 0.0% (a)
Liberty Latin America Ltd. Class C (b) (c)	3,076	19,502
RUSSIA — 0.0%
Gazprom PJSC (b) (e)	81,484	—
LUKOIL PJSC (e)	3,048	—
Sberbank of Russia PJSC (e)	79,092	—
Surgutneftegas PJSC ADR (b) (e)	492	—
Tatneft PJSC ADR (b) (e)	46	—
		—
SAUDI ARABIA — 0.4%
ACWA Power Co.	641	68,478
Al Babtain Power & Telecommunication Co.	1,969	20,437
Al Jouf Agricultural Development Co.	4,370	69,317
Al Rajhi Bank	2,223	55,968
Al Rajhi Co. for Co-operative Insurance (b)	3,595	164,183
Alamar Foods	599	11,941
Aldrees Petroleum & Transport Services Co.	15,893	508,420
AlKhorayef Water & Power Technologies Co. (b)	3,641	145,353
Alujain Corp. (b)	355	3,619
Astra Industrial Group Co.	489	23,426
Ataa Educational Co.	252	4,802
Bank AlBilad	1,608	16,712
Bawan Co.	3,118	46,470
Catrion Catering Holding Co.	281	9,124
City Cement Co.	9,606	46,529
East Pipes Integrated Co. for Industry	511	19,094
Eastern Province Cement Co.	1,084	9,924
Electrical Industries Co.	173,241	333,812
Etihad Atheeb Telecommunication Co.	1,834	53,203
Etihad Etisalat Co.	2,332	33,142
Halwani Brothers Co. (b)	9,756	137,873
Herfy Food Services Co. (b)	3,442	22,993
Jadwa REIT Saudi Fund	46,718	125,331
Leejam Sports Co. JSC	4,647	229,295
Maharah Human Resources Co.	29,458	48,294
Miahona (b)	1,964	14,505
Middle East Healthcare Co. (b)	601	10,989
Mobile Telecommunications Co. Saudi Arabia	42,136	115,057

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
National Agriculture Development Co. (b)	8,727	$57,322
National Co. for Learning & Education	509	27,771
National Gas & Industrialization Co.	803	21,927
National Medical Care Co.	659	29,290
Northern Region Cement Co.	14,884	36,642
Perfect Presentation For Commercial Services Co. (b)	7,298	27,270
Qassim Cement Co.	393	5,502
Saudi Advanced Industries Co.	2,964	27,767
Saudi Arabian Mining Co. (b)	6,966	93,253
Saudi Ceramic Co. (b)	9,175	83,267
Saudi Ground Services Co.	644	8,758
Saudi Paper Manufacturing Co.	2,065	35,668
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	2,100	17,857
Saudi Real Estate Co. (b)	5,106	34,381
Saudi Research & Media Group (b)	980	71,725
Saudi Steel Pipe Co.	3,113	53,935
Saudia Dairy & Foodstuff Co.	471	42,344
Sinad Holding Co. (b)	13,766	50,193
Sumou Real Estate Co.	1,890	23,641
Sustained Infrastructure Holding Co.	1,745	14,861
Yamama Cement Co.	10,443	97,415
		3,209,080
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT	10,535	6,719
CapitaLand Integrated Commercial Trust REIT	23,979	33,924
CapitaLand Investment Ltd.	213,584	410,197
DBS Group Holdings Ltd.	18,606	596,287
Grab Holdings Ltd. Class A (b)	5,481	25,870
Oversea-Chinese Banking Corp. Ltd.	33,200	406,178
Scilex Holding Co. (b)	1,366	582
Sea Ltd. ADR (b)	3,575	379,307
Singapore Exchange Ltd.	135,500	1,265,408
Singapore Telecommunications Ltd.	63,600	143,592
United Overseas Bank Ltd.	11,900	316,909
		3,584,973
SOUTH AFRICA — 0.3%
Anglo American PLC	12,650	374,525
Discovery Ltd.	77,016	794,934
FirstRand Ltd.	76,310	307,181
Gold Fields Ltd.	12,965	169,775
Harmony Gold Mining Co. Ltd.	10,526	84,052
Impala Platinum Holdings Ltd. (b)	8,441	39,253
MTN Group Ltd.	28,141	137,185
MultiChoice Group (b)	3,164	18,109
Security Description	Shares	Value
Naspers Ltd. Class N	1,620	$358,273
Nedbank Group Ltd.	2,950	44,041
Old Mutual Ltd. (c)	17,315	11,211
Sanlam Ltd.	70,605	325,075
Sasol Ltd.	5,454	24,068
Standard Bank Group Ltd.	18,187	213,733
		2,901,415
SOUTH KOREA — 0.9%
ABLBio, Inc. (b)	1,948	39,565
Advanced Nano Products Co. Ltd.	450	17,790
Alteogen, Inc. (b)	643	135,182
Asiana Airlines, Inc. (b)	830	5,864
BH Co. Ltd.	3,518	41,509
Bioneer Corp. (b)	815	10,436
Cellivery Therapeutics, Inc. (b) (e)	2,627	8,940
Celltrion Pharm, Inc. (b)	114	4,391
Celltrion, Inc.	854	108,769
Cosmax, Inc.	89	9,014
CosmoAM&T Co. Ltd. (b)	97	3,393
Cosmochemical Co. Ltd. (b)	634	6,589
Creative & Innovative System (b)	2,006	10,083
CS Wind Corp.	111	3,159
Daejoo Electronic Materials Co. Ltd.	75	3,811
Delivery Hero SE (b) (d)	43	1,208
Dentium Co. Ltd.	108	4,563
DI Dong Il Corp.	127	4,244
Dongwon Systems Corp.	127	3,477
Doosan Fuel Cell Co. Ltd. (b)	515	5,583
Duk San Neolux Co. Ltd. (b)	2,560	48,256
Ecopro BM Co. Ltd. (b)	360	26,875
Ecopro Co. Ltd. (b)	999	39,019
Ecopro HN Co. Ltd.	443	9,780
Ecopro Materials Co. Ltd. (b)	45	2,011
E-MART, Inc.	113	4,866
EMRO, Inc.	572	25,061
Enchem Co. Ltd. (b)	144	13,000
Eo Technics Co. Ltd.	127	12,009
Eugene Technology Co. Ltd.	610	12,969
Foosung Co. Ltd. (b)	753	2,545
Hana Financial Group, Inc.	1,310	50,544
Hana Micron, Inc.	462	2,900
Hanall Biopharma Co. Ltd. (b)	762	20,006
Hanmi Semiconductor Co. Ltd.	271	15,187
Hanwha Aerospace Co. Ltd.	35	7,762
HD Hyundai Electric Co. Ltd.	341	88,484
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	267	41,352
Hite Jinro Co. Ltd.	891	11,814
HLB Life Science Co. Ltd. (b)	669	4,549
Hlb Pharma Ceutical Co. Ltd. (b)	250	4,093
HLB, Inc. (b)	706	35,057

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HPSP Co. Ltd.	516	$9,131
HYBE Co. Ltd. (b)	240	31,529
Hyosung Heavy Industries Corp. (b)	73	19,488
Hyundai Bioscience Co. Ltd. (b)	460	4,409
Hyundai Feed, Inc. (b) (e)	970	491
Hyundai Mobis Co. Ltd.	983	157,918
Hyundai Motor Co.	2,134	307,311
Hyundai Steel Co.	578	8,265
Hyundai Wia Corp.	137	3,518
Iljin Hysolus Co. Ltd. (b)	2,181	24,045
Intellian Technologies, Inc.	418	10,648
ISC Co. Ltd.	245	11,999
ISU Specialty Chemical (b)	408	8,716
IsuPetasys Co. Ltd.	999	18,560
Jeio Co. Ltd. (b)	719	6,813
Joongang Advanced Materials Co. Ltd. (b)	1,217	6,936
Jusung Engineering Co. Ltd.	1,090	21,805
JW Pharmaceutical Corp.	4,964	80,927
JYP Entertainment Corp.	136	6,457
Kakao Corp.	287	7,447
KB Financial Group, Inc.	5,219	293,893
KG Dongbusteel (b)	608	2,284
KG Mobility Co. (b)	17,136	43,883
Kia Corp.	1,021	69,840
Koh Young Technology, Inc.	369	2,033
Korea Electric Power Corp. ADR	4,285	29,481
Korea Electric Terminal Co. Ltd.	449	20,404
KT&G Corp.	1,480	107,671
Kum Yang Co. Ltd. (b)	697	10,037
Kyung Dong Navien Co. Ltd.	576	34,353
L&F Co. Ltd. (b)	126	6,933
Lake Materials Co. Ltd.	2,671	19,885
LG Chem Ltd.	480	81,513
LG Chem Ltd. Preference Shares	1,955	210,885
LG Electronics, Inc.	436	24,730
LG H&H Co. Ltd.	253	52,417
LigaChem Biosciences, Inc. (b)	162	11,995
Lotte Chemical Corp.	24	975
Lotte Tour Development Co. Ltd. (b)	1,061	5,513
Lunit, Inc. (b)	418	18,115
Medytox, Inc.	57	4,832
Myoung Shin Industrial Co. Ltd.	740	5,182
Naturecell Co. Ltd. (b)	3,786	55,293
NAVER Corp. (b)	2,860	386,410
Nexon Games Co. Ltd. (b)	2,403	21,857
NEXTIN, Inc.	632	21,937
NICE Information Service Co. Ltd.	3,242	26,823
NKMax Co. Ltd. (b) (e)	6,826	2,342
OCI Co. Ltd.	21	834
Oscotec, Inc. (b)	1,045	17,285
Park Systems Corp. (b)	158	22,699
Security Description	Shares	Value
People & Technology, Inc.	545	$14,012
Peptron, Inc.	313	21,644
PharmaResearch Co. Ltd.	142	25,320
Posco DX Co. Ltd.	631	8,178
POSCO Future M Co. Ltd.	196	18,919
POSCO Holdings, Inc. ADR	7,800	338,208
Posco International Corp.	79	2,128
Posco M-Tech Co. Ltd.	789	6,405
Rainbow Robotics (b)	151	16,688
Sam Chun Dang Pharm Co. Ltd. (b)	1,631	164,524
Sam-A Aluminum Co. Ltd.	50	1,150
Samsung C&T Corp.	446	34,780
Samsung E&A Co. Ltd. (b)	1,013	11,388
Samsung Electronics Co. Ltd. GDR	2,112	1,921,920
Samsung Electronics Co. Ltd. Preference Shares	7,942	238,452
Samsung Fire & Marine Insurance Co. Ltd.	243	59,176
Samsung Heavy Industries Co. Ltd. (b)	3,162	24,271
Samsung SDI Co. Ltd. (b)	106	17,821
Samsung Securities Co. Ltd.	761	22,487
Seegene, Inc.	396	6,133
SFA Semicon Co. Ltd. (b)	2,403	5,036
Shin Poong Pharmaceutical Co. Ltd. (b)	1,107	7,753
Shinhan Financial Group Co. Ltd.	5,139	166,337
Shinsung Delta Tech Co. Ltd.	492	38,734
SK Chemicals Co. Ltd.	115	3,461
SK Hynix, Inc.	7,944	938,397
SK Innovation Co. Ltd. (b)	294	22,367
SK oceanplant Co. Ltd. (b)	1,938	16,943
SK, Inc.	279	24,922
Solus Advanced Materials Co. Ltd.	636	3,543
Soop Co. Ltd.	181	11,176
Soulbrain Co. Ltd.	26	2,921
Synopex, Inc. (b)	3,953	15,923
Taihan Electric Wire Co. Ltd. (b)	568	4,302
TCC Steel	303	5,598
Tokai Carbon Korea Co. Ltd.	87	4,190
Voronoi, Inc. (b)	126	6,847
VT Co. Ltd. (b)	2,286	62,113
Webzen, Inc.	309	2,878
Wemade Co. Ltd. (b)	980	23,399
Youlchon Chemical Co. Ltd.	443	6,229
		7,591,129
SPAIN — 0.6%
Acciona SA	5,087	572,587
Acerinox SA	20,849	204,017
ACS Actividades de Construccion y Servicios SA (c)	20,392	1,022,855

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Amadeus IT Group SA	6,969	$492,158
Banco Bilbao Vizcaya Argentaria SA	58,106	568,715
Banco Santander SA	148,838	688,077
Distribuidora Internacional de Alimentacion SA (b)	810,137	12,835
Grenergy Renovables SA (b) (c)	255	8,621
Iberdrola SA	74,875	1,031,190
Industria de Diseno Textil SA	10,856	558,023
Repsol SA	11,932	144,437
Telefonica SA (c)	45,793	186,687
		5,490,202
SWEDEN — 0.8%
Alleima AB	4,069	27,656
Assa Abloy AB Class B	23,538	696,176
Atlas Copco AB Class B	76,086	1,029,124
Boozt AB (b) (c) (d)	6,696	76,297
Camurus AB (b)	2,726	139,517
Epiroc AB Class B	21,908	341,828
Evolution AB (d)	3,784	292,056
Fortnox AB	9,650	62,969
Industrivarden AB Class A	293	9,265
MIPS AB	2,438	103,793
Sandvik AB	20,321	364,699
Securitas AB Class B	49,405	612,127
Sedana Medical AB (b)	20	35
Skandinaviska Enskilda Banken AB Class A	48,029	658,324
Skanska AB Class B	20,790	437,843
SKF AB Class B	14,792	277,921
Svenska Handelsbanken AB Class A	19,434	200,861
Tele2 AB Class B	14,535	143,716
Telefonaktiebolaget LM Ericsson Class B	38,843	315,968
Telia Co. AB	33,426	92,782
Volvo AB Class A	25,713	628,790
Xvivo Perfusion AB (b)	602	26,642
		6,538,389
SWITZERLAND — 1.5%
ABB Ltd.	28,899	1,564,771
Accelleron Industries AG	1,421	73,226
Adecco Group AG	5,625	138,786
Alcon AG	3,801	322,534
Basilea Pharmaceutica Ag Allschwil (b)	120	5,475
Cie Financiere Richemont SA Class A	7,814	1,189,021
DSM-Firmenich AG	6,029	610,069
Geberit AG	2,169	1,231,633
Givaudan SA	271	1,185,971
Kuehne & Nagel International AG	2,370	543,433
Novartis AG	18,626	1,823,036
Sandoz Group AG	3,730	152,987
Security Description	Shares	Value
Sensirion Holding AG (b) (c) (d)	356	$21,763
SGS SA	7,026	704,577
Swatch Group AG Bearer Shares (c)	287	52,254
TE Connectivity PLC	9,381	1,341,202
UBS Group AG	40,113	1,227,402
Vetropack Holding AG	87	2,448
Zurich Insurance Group AG	1,345	799,653
		12,990,241
TAIWAN — 2.0%
Ability Opto-Electronics Technology Co. Ltd.	2,000	12,841
Actron Technology Corp.	3,246	16,485
Advanced Energy Solution Holding Co. Ltd.	1,000	34,772
Advanced Wireless Semiconductor Co.	3,000	10,111
Advancetek Enterprise Co. Ltd.	10,000	23,212
AIC, Inc.	2,187	21,814
Alchip Technologies Ltd.	3,000	300,142
Allied Supreme Corp.	5,000	46,821
Andes Technology Corp. (b)	4,000	50,573
AP Memory Technology Corp.	4,000	38,616
AUO Corp. ADR (b)	46,825	206,030
AURAS Technology Co. Ltd.	2,000	40,995
Bank of Kaohsiung Co. Ltd.	639,555	224,340
Bizlink Holding, Inc.	1,034	19,302
C Sun Manufacturing Ltd.	7,000	44,091
Century Iron & Steel Industrial Co. Ltd.	4,000	20,009
Chailease Holding Co. Ltd.	4,214	14,525
Channel Well Technology Co. Ltd.	26,000	56,148
Charoen Pokphand Enterprise	5,500	15,149
Chia Hsin Cement Corp.	93,000	48,224
Chief Telecom, Inc.	3,300	48,215
China Motor Corp.	11,000	26,641
Chung Hwa Pulp Corp. (b)	23,000	11,611
Chunghwa Telecom Co. Ltd. ADR (c)	18,809	708,159
Co-Tech Development Corp.	12,000	21,413
Crowell Development Corp.	37,000	47,965
CTBC Financial Holding Co. Ltd.	185,000	220,638
CyberPower Systems, Inc.	2,000	23,700
Darfon Electronics Corp.	8,000	10,627
Daxin Materials Corp.	3,000	17,386
Delpha Construction Co. Ltd.	8,000	9,565
Dynamic Holding Co. Ltd.	7,000	13,067
E Ink Holdings, Inc.	4,000	33,308
Egis Technology, Inc. (b)	2,000	10,767
EirGenix, Inc. (b)	16,000	35,139
Elite Advanced Laser Corp. (b)	1,000	8,754
Elite Material Co. Ltd.	1,000	18,850
Elite Semiconductor Microelectronics Technology, Inc.	11,000	20,802

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Episil Technologies, Inc. (b)	17,090	$25,882
Episil-Precision, Inc.	2,017	2,901
Etron Technology, Inc. (b)	10,903	12,022
Ever Supreme Bio Technology Co. Ltd.	7,861	42,081
Evergreen Marine Corp. Taiwan Ltd.	1,600	10,981
EZconn Corp.	2,000	39,653
Faraday Technology Corp.	12,463	91,616
First Copper Technology Co. Ltd. (b)	29,000	32,862
Fitipower Integrated Technology, Inc.	10,629	75,378
FocalTech Systems Co. Ltd.	28,000	76,011
Formosa Chemicals & Fibre Corp.	11,000	9,160
Formosa Plastics Corp.	14,000	15,160
Fortune Electric Co. Ltd.	1,100	18,890
Fositek Corp.	2,000	49,414
Fulgent Sun International Holding Co. Ltd.	5,197	18,785
G Shank Enterprise Co. Ltd.	3,000	7,860
Genius Electronic Optical Co. Ltd.	1,079	16,686
Global PMX Co. Ltd.	1,000	3,325
Global Unichip Corp.	1,000	41,483
Globalwafers Co. Ltd.	1,000	11,637
Gold Circuit Electronics Ltd.	41,800	307,911
Grand Process Technology Corp.	1,000	45,296
Gudeng Precision Industrial Co. Ltd.	1,049	15,582
HD Renewable Energy Co. Ltd.	4,000	25,561
Hiyes International Co. Ltd.	3,000	18,393
Hon Hai Precision Industry Co. Ltd. GDR (c)	109,496	1,219,785
Hwang Chang General Contractor Co. Ltd.	15,240	34,167
I-Chiun Precision Industry Co. Ltd.	5,000	17,234
Insyde Software Corp.	3,000	35,322
International Games System Co. Ltd.	16,000	475,347
ITE Technology, Inc.	1,000	4,575
J&V Energy Technology Co. Ltd.	4,000	21,657
Jentech Precision Industrial Co. Ltd.	3,299	153,456
Johnson Health Tech Co. Ltd.	9,000	50,649
Kaori Heat Treatment Co. Ltd.	2,000	19,338
Kenmec Mechanical Engineering Co. Ltd.	3,096	8,509
King's Town Bank Co. Ltd.	8,000	12,372
Kinik Co.	2,000	17,478
Kinsus Interconnect Technology Corp.	8,000	24,646
KMC Kuei Meng International, Inc.	7,000	25,515
Security Description	Shares	Value
Kuo Toong International Co. Ltd.	3,000	$4,411
L&K Engineering Co. Ltd.	4,099	28,069
LandMark Optoelectronics Corp.	4,000	47,217
Lotus Pharmaceutical Co. Ltd.	3,000	24,661
Lung Yen Life Service Corp. (b)	51,000	86,181
LuxNet Corp.	19,000	108,954
MediaTek, Inc.	5,000	215,803
Medigen Vaccine Biologics Corp. (b)	21,303	23,425
Merry Electronics Co. Ltd.	3,000	9,883
Microbio Co. Ltd. (b)	5,538	5,574
MPI Corp.	1,000	28,245
Nan Pao Resins Chemical Co. Ltd.	1,000	9,578
Nan Ya Plastics Corp.	16,000	14,592
Nuvoton Technology Corp.	17,000	46,150
O-Bank Co. Ltd.	19,000	5,732
OBI Pharma, Inc. (b)	41,360	73,802
Oneness Biotech Co. Ltd. (b)	1,193	3,177
Orient Semiconductor Electronics Ltd.	21,000	22,227
Oriental Union Chemical Corp.	18,000	7,851
Pan Jit International, Inc.	24,500	38,337
Pegavision Corp.	1,085	12,477
Pharmally International Holding Co. Ltd. (b) (e)	1,282	—
Phihong Technology Co. Ltd. (b)	16,679	19,053
Polaris Group (b)	8,205	11,425
Promate Electronic Co. Ltd.	4,000	9,761
Quanta Computer, Inc.	8,000	70,033
RichWave Technology Corp. (b)	17,042	110,721
Sanyang Motor Co. Ltd.	40,000	84,308
Scientech Corp.	3,000	36,191
SDI Corp.	8,000	23,035
Sensortek Technology Corp.	1,000	7,626
Shihlin Paper Corp. (b)	68,000	107,441
Shin Zu Shing Co. Ltd.	1,000	6,405
Shinfox Energy Co. Ltd.	26,000	90,409
Shiny Chemical Industrial Co. Ltd.	1,000	4,835
Sincere Navigation Corp.	82,000	62,655
Solar Applied Materials Technology Corp.	5,000	9,562
Solomon Technology Corp.	9,000	46,119
Sporton International, Inc.	11,760	74,252
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	5,954
Sunplus Technology Co. Ltd. (b)	3,000	2,805
Ta Ya Electric Wire & Cable	4,200	5,675
TaiDoc Technology Corp.	1,000	4,438
TaiMed Biologics, Inc. (b)	8,505	22,310
Taiwan Cogeneration Corp.	18,056	22,966
Taiwan Mask Corp.	22,000	33,049
Taiwan Sakura Corp.	7,000	17,850
Taiwan Semiconductor Co. Ltd.	40,000	64,909
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	43,097	8,511,226

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Taiwan Surface Mounting Technology Corp.	3,000	$9,974
Taiwan Union Technology Corp.	6,000	31,112
TCI Co. Ltd.	459	1,722
Test Research, Inc.	1,000	3,721
Thinking Electronic Industrial Co. Ltd.	1,000	4,621
Topkey Corp.	4,000	24,951
Unimicron Technology Corp.	2,000	8,602
Union Bank of Taiwan	44,940	20,904
Unitech Printed Circuit Board Corp. (b)	5,239	5,257
United Integrated Services Co. Ltd.	7,000	102,914
United Microelectronics Corp. ADR (c)	73,522	477,158
United Renewable Energy Co. Ltd. (b)	693,879	213,765
Universal Cement Corp.	33,000	28,788
Universal Microwave Technology, Inc.	2,000	20,009
Universal Vision Biotechnology Co. Ltd.	4,452	27,159
Via Technologies, Inc.	2,000	6,131
Visual Photonics Epitaxy Co. Ltd.	2,000	10,157
Voltronic Power Technology Corp.	1,000	56,734
Wafer Works Corp.	13,814	11,419
Waffer Technology Corp.	21,502	44,992
Win Semiconductors Corp. (b)	2,000	6,832
Wistron Corp.	4,000	12,689
XinTec, Inc.	15,000	90,592
Yageo Corp.	379	6,254
Yulon Motor Co. Ltd.	16,896	26,129
ZillTek Technology Corp.	1,000	9,776
Zyxel Group Corp.	15,000	18,164
		17,227,272
THAILAND — 0.1%
Aurora Design PCL	99,200	42,479
B Grimm Power PCL	76,900	43,981
Bangkok Airways PCL	20,700	13,600
Banpu Power PCL	99,400	31,486
BCPG PCL	179,100	29,154
Carabao Group PCL	24,000	55,257
CK Power PCL	454,900	42,695
CP ALL PCL NVDR	53,000	86,662
Delta Electronics Thailand PCL	36,200	161,915
Dhipaya Group Holdings PCL	2,900	1,769
Dynasty Ceramic PCL	2,016,600	104,098
Energy Absolute PCL	24,005	2,788
Erawan Group PCL	294,900	33,041
Gunkul Engineering PCL	540,800	36,164
Hana Microelectronics PCL	21,700	15,720
Ichitan Group PCL	136,500	58,852
Jasmine International PCL (b)	267,798	16,809
Security Description	Shares	Value
KCE Electronics PCL	10,200	$7,330
Muangthai Capital PCL	8,800	12,389
Osotspa PCL	50,400	30,747
Plan B Media PCL	245,900	51,207
Prima Marine PCL	160,600	40,509
PSG Corp. PCL (b)	1,431,100	20,567
PTT PCL	136,500	127,112
Regional Container Lines PCL	33,500	27,757
Sappe PCL	31,500	62,593
SCB X PCL NVDR	9,400	32,395
SISB PCL	38,600	33,964
Star Petroleum Refining PCL	35,500	6,820
TOA Paint Thailand PCL	4,400	1,936
VGI PCL (b)	189,800	19,818
		1,251,614
TURKEY — 0.1%
Akbank TAS	64,285	117,897
Akcansa Cimento AS	2,334	11,881
Cimsa Cimento Sanayi VE Ticaret AS	7,546	9,945
CW Enerji Muhendislik Ticaret VE Sanayi AS	740	440
Eldorado Gold Corp. (b)	2,046	30,415
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b)	21,519	8,289
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	5,961	5,593
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	4,844	2,570
Konya Cimento Sanayii AS (b)	1	189
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	12,646	26,554
Lydia Holding AS (b)	3,108	9,985
MIA Teknoloji AS (b)	6,148	7,327
Migros Ticaret AS	10,267	158,823
Nuh Cimento Sanayi AS	10,332	87,657
Politeknik Metal Sanayi ve Ticaret AS (b)	26	5,151
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	1,266	807
Turkiye Is Bankasi AS Class C	263,612	100,940
Vestel Elektronik Sanayi ve Ticaret AS (b)	14,335	28,905
YEO Teknoloji Enerji VE Endustri AS (b)	8,629	12,616
		625,984
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	18,294	51,898
Abu Dhabi Islamic Bank PJSC	8,989	33,821
Agthia Group PJSC	25,876	45,791
Ajman Bank PJSC (b)	443,311	206,385
Al Waha Capital PJSC	44,466	21,064
Alef Education Holding PLC	350,910	109,867
Amanat Holdings PJSC	566,506	172,741

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Aramex PJSC (b)	104,780	$62,759
Dana Gas PJSC (b)	225,859	43,351
Deyaar Development PJSC	517,735	130,806
Dubai Taxi Co. PJSC	20,779	15,727
Emirates Telecommunications Group Co. PJSC	2,619	11,637
First Abu Dhabi Bank PJSC	9,296	34,774
Gulf Navigation Holding PJSC (b)	27,082	39,225
Multiply Group PJSC (b)	15,333	8,641
Parkin Co. PJSC	38,082	50,492
Phoenix Group PLC (b)	148,216	48,019
RAK Properties PJSC	436,361	135,433
Ras Al Khaimah Ceramics	24,504	16,612
Space42 PLC (b)	351,095	191,174
Spinneys 1961 Holding PLC	63,435	27,805
Taaleem Holdings PJSC	210,549	226,425
		1,684,447
UNITED KINGDOM — 2.6%
3i Group PLC	27,278	1,217,568
abrdn PLC (c)	105,078	185,753
Alphawave IP Group PLC (b) (c)	3,261	3,443
Anglogold Ashanti PLC	5,463	121,883
AO World PLC (b)	22,174	28,715
Aston Martin Lagonda Global Holdings PLC (b) (c) (d)	5,223	6,973
AstraZeneca PLC	11,163	1,463,483
AstraZeneca PLC ADR	10,609	695,102
BAE Systems PLC	63,696	916,191
Barclays PLC	144,664	485,827
boohoo Group PLC (b) (c)	5,893	2,484
British American Tobacco PLC	11,811	426,012
British Land Co. PLC REIT	8,467	38,217
BT Group PLC (c)	87,466	157,796
Burberry Group PLC	3,556	43,645
CK Hutchison Holdings Ltd.	83,420	445,668
Compass Group PLC	31,030	1,034,506
Craneware PLC	176	4,651
Diageo PLC	19,434	617,606
Eurasia Mining PLC (b)	1,119	31
Flutter Entertainment PLC (b)	99	25,690
Greatland Gold PLC (b)	80,352	6,400
Hammerson PLC REIT	3,426	11,997
HSBC Holdings PLC	181,212	1,782,238
Imperial Brands PLC	6,716	214,736
Indivior PLC (b) (c)	1,262	16,185
InterContinental Hotels Group PLC	7,708	960,909
J Sainsbury PLC	17,597	60,297
Land Securities Group PLC REIT	6,870	50,247
Learning Technologies Group PLC	33,891	41,554
Lloyds Banking Group PLC	618,972	424,655
M&G PLC	31,349	77,679
Marks & Spencer Group PLC	19,241	90,486
Security Description	Shares	Value
National Grid PLC	19,747	$234,946
Next PLC	5,184	616,652
Pearson PLC	7,258	116,533
Quilter PLC (d)	26,426	51,034
Reckitt Benckiser Group PLC	5,729	346,768
RELX PLC (f)	12,603	572,801
RELX PLC (f)	37,221	1,685,071
Rolls-Royce Holdings PLC (b)	84,660	602,876
Sage Group PLC	10,147	161,774
Serica Energy PLC	2,111	3,574
Severn Trent PLC	17,820	559,730
Silence Therapeutics PLC (b) (e)	2	—
Smith & Nephew PLC	32,408	402,387
Smiths Group PLC	24,889	535,829
Soho House & Co., Inc. (b) (c)	3,681	27,423
SSE PLC	11,066	222,299
Standard Chartered PLC	34,856	431,560
Team17 Group PLC (b)	4,037	11,123
TechnipFMC PLC	8,176	236,613
Tesco PLC	66,657	307,461
Unilever PLC (f)	25,029	1,425,631
Unilever PLC (f)	2	114
United Utilities Group PLC	31,786	418,589
Vodafone Group PLC	236,361	202,181
Warehouse REIT PLC	40,775	40,138
Whitbread PLC	22,468	828,973
WPP PLC	24,620	255,121
		21,955,828
UNITED STATES — 66.4%
10X Genomics, Inc. Class A (b)	1,405	20,176
1-800-Flowers.com, Inc. Class A (b) (c)	331	2,704
3M Co.	6,971	899,886
4D Molecular Therapeutics, Inc. (b)	1,459	8,127
89bio, Inc. (b)	1,708	13,357
A10 Networks, Inc.	831	15,290
AAON, Inc.	693	81,552
Abbott Laboratories	25,827	2,921,292
AbbVie, Inc.	18,911	3,360,485
Abercrombie & Fitch Co. Class A (b)	228	34,079
Accel Entertainment, Inc. (b)	11,891	126,996
ACM Research, Inc. Class A (b) (c)	2,451	37,010
ACV Auctions, Inc. Class A (b)	1,606	34,690
AdaptHealth Corp. (b)	398	3,789
Adaptive Biotechnologies Corp. (b)	2,084	12,494
Addus HomeCare Corp. (b)	100	12,535
Adient PLC (b)	997	17,178
ADMA Biologics, Inc. (b)	2,298	39,411
Adobe, Inc. (b)	5,606	2,492,876
Advanced Micro Devices, Inc. (b)	14,876	1,796,872

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
AeroVironment, Inc. (b)	100	$15,389
AES Corp.	4,143	53,320
Affiliated Managers Group, Inc.	211	39,018
Affirm Holdings, Inc. (b)	2,794	170,155
Aflac, Inc.	20,323	2,102,211
Agilent Technologies, Inc.	11,351	1,524,893
agilon health, Inc. (b) (c)	14,568	27,679
Agilysys, Inc. (b)	1,177	155,023
AGNC Investment Corp. REIT (c)	6,527	60,114
Air Products & Chemicals, Inc.	2,224	645,049
Airbnb, Inc. Class A (b)	2,870	377,147
Akero Therapeutics, Inc. (b)	3,220	89,580
Albemarle Corp.	822	70,758
Alcoa Corp.	7,363	278,174
Alector, Inc. (b) (c)	7,785	14,714
Alexander & Baldwin, Inc. REIT	3,021	53,593
Align Technology, Inc. (b)	269	56,089
Alignment Healthcare, Inc. (b)	1,390	15,638
Alkami Technology, Inc. (b)	1,345	49,335
Allegion PLC	2,352	307,359
Allogene Therapeutics, Inc. (b) (c)	14,294	30,446
Allstate Corp.	7,171	1,382,497
Ally Financial, Inc.	3,598	129,564
Alnylam Pharmaceuticals, Inc. (b)	369	86,829
Alpha & Omega Semiconductor Ltd. (b)	370	13,701
Alpha Metallurgical Resources, Inc. (b)	176	35,221
Alphabet, Inc. Class A	55,715	10,546,849
Alphabet, Inc. Class C	53,736	10,233,484
Alphatec Holdings, Inc. (b)	1,447	13,283
Altice USA, Inc. Class A (b)	10,314	24,857
Altimmune, Inc. (b) (c)	3,176	22,899
Altria Group, Inc.	14,252	745,237
Altus Power, Inc. (b)	8,740	35,572
A-Mark Precious Metals, Inc. (c)	439	12,029
Amazon.com, Inc. (b)	91,428	20,058,389
AMC Entertainment Holdings, Inc. Class A (b)	4,843	19,275
Amcor PLC CDI	20,579	190,740
Ameresco, Inc. Class A (b)	409	9,603
American Electric Power Co., Inc.	14,252	1,314,462
American Express Co.	11,021	3,270,923
American Superconductor Corp. (b) (c)	2,382	58,669
American Tower Corp. REIT	7,100	1,302,211
Amgen, Inc.	6,388	1,664,968
Amphenol Corp. Class A	1,648	114,454
Amplitude, Inc. Class A (b)	3,413	36,007
Analog Devices, Inc.	6,825	1,450,039
AnaptysBio, Inc. (b)	198	2,622
Annaly Capital Management, Inc. REIT	3,302	60,427
Security Description	Shares	Value
Annexon, Inc. (b)	3,383	$17,355
Anterix, Inc. (b)	2,184	66,983
Antero Resources Corp. (b)	639	22,397
Anywhere Real Estate, Inc. (b)	9,992	32,974
Aon PLC Class A	1,796	645,051
APA Corp.	3,674	84,833
Apartment Investment & Management Co. Class A, REIT (b)	16,539	150,340
Apellis Pharmaceuticals, Inc. (b)	336	10,722
Apogee Therapeutics, Inc. (b)	100	4,530
Appfolio, Inc. Class A (b)	101	24,919
Appian Corp. Class A (b)	267	8,806
Apple, Inc.	144,677	36,230,014
Applied Digital Corp. (b)	5,360	40,950
Applied Materials, Inc.	12,063	1,961,806
Applied Optoelectronics, Inc. (b)	2,673	98,527
Applied Therapeutics, Inc. (b)	1,688	1,445
AppLovin Corp. Class A (b)	1,804	584,189
Arbor Realty Trust, Inc. REIT (c)	6,987	96,770
Arbutus Biopharma Corp. (b)	13,202	43,171
Archer Aviation, Inc. Class A (b)	8,302	80,944
Archer-Daniels-Midland Co.	13,168	665,247
Arcturus Therapeutics Holdings, Inc. (b) (c)	1,448	24,573
Arcus Biosciences, Inc. (b)	4,064	60,513
Arcutis Biotherapeutics, Inc. (b)	2,284	31,816
Ardelyx, Inc. (b)	3,132	15,879
Arista Networks, Inc. (b)	6,265	692,470
Arlo Technologies, Inc. (b)	1,340	14,995
Armada Hoffler Properties, Inc. REIT	785	8,031
ARMOUR Residential REIT, Inc. (c)	1,137	21,444
Array Technologies, Inc. (b) (c)	3,025	18,271
Arrowhead Pharmaceuticals, Inc. (b)	4,263	80,144
ARS Pharmaceuticals, Inc. (b)	1,390	14,665
Arvinas, Inc. (b)	1,263	24,212
Asana, Inc. Class A (b)	2,894	58,661
Aspen Aerogels, Inc. (b)	2,053	24,390
AST SpaceMobile, Inc. (b) (c)	1,588	33,507
Astrana Health, Inc. (b)	185	5,833
Astria Therapeutics, Inc. (b)	1,588	14,197
Astronics Corp. (b)	3,382	53,977
AT&T, Inc.	82,312	1,874,244
Atkore, Inc.	311	25,953
Atlassian Corp. Class A (b)	1,028	250,195
Atmus Filtration Technologies, Inc.	2,420	94,816
Aurora Innovation, Inc. (b)	13,222	83,299
Autodesk, Inc. (b)	269	79,508
Automatic Data Processing, Inc.	6,774	1,982,953
Avanos Medical, Inc. (b)	904	14,392
Aveanna Healthcare Holdings, Inc. (b)	2,978	13,609
AvePoint, Inc. (b)	7,263	119,912

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Avid Bioservices, Inc. (b)	1,886	$23,292
Avidity Biosciences, Inc. (b)	1,685	49,000
AvidXchange Holdings, Inc. (b)	4,782	49,446
Avis Budget Group, Inc. (b) (c)	100	8,061
Axcelis Technologies, Inc. (b)	336	23,476
Axon Enterprise, Inc. (b)	858	509,927
Axos Financial, Inc. (b)	328	22,911
Axsome Therapeutics, Inc. (b)	285	24,114
AZEK Co., Inc. (b)	3,266	155,037
Baker Hughes Co.	5,730	235,045
Bancorp, Inc. (b)	4,900	257,887
Bank of America Corp.	98,215	4,316,549
Bank of New York Mellon Corp.	21,608	1,660,143
Bar Harbor Bankshares	992	30,335
Barrett Business Services, Inc.	198	8,601
Bath & Body Works, Inc.	2,083	80,758
Baxter International, Inc.	13,803	402,495
Beam Therapeutics, Inc. (b) (c)	881	21,849
Beazer Homes USA, Inc. (b)	2,248	61,730
Becton Dickinson & Co.	6,288	1,426,559
BellRing Brands, Inc. (b)	330	24,862
Berkshire Hathaway, Inc. Class B (b)	13,488	6,113,841
Beyond Meat, Inc. (b) (c)	5,413	20,353
Beyond, Inc. (b) (c)	3,417	16,846
BigCommerce Holdings, Inc. (b)	4,377	26,787
Bill Holdings, Inc. (b)	786	66,582
BioCryst Pharmaceuticals, Inc. (b)	7,014	52,745
Biogen, Inc. (b)	3,744	572,532
Biohaven Ltd. (b)	606	22,634
BioLife Solutions, Inc. (b)	2,122	55,087
Bitdeer Technologies Group Class A (b) (c)	1,488	32,245
BJ's Restaurants, Inc. (b)	1,137	39,948
Blackrock, Inc.	769	788,310
Blackstone, Inc.	3,002	517,605
Blend Labs, Inc. Class A (b)	9,132	38,446
Block, Inc. CDI (b)	1,156	100,905
Block, Inc. (b)	3,317	281,912
Bloom Energy Corp. Class A (b) (c)	3,672	81,555
Blue Bird Corp. (b) (c)	1,249	48,249
BlueLinx Holdings, Inc. (b)	211	21,556
Boeing Co. (b)	6,487	1,148,199
Booking Holdings, Inc.	443	2,201,010
Boot Barn Holdings, Inc. (b)	331	50,252
Boston Beer Co., Inc. Class A (b)	101	30,298
Boston Omaha Corp. Class A (b) (c)	269	3,814
Boston Scientific Corp. (b)	14,284	1,275,847
BP PLC	155,645	766,074
Braze, Inc. Class A (b)	746	31,242
Bridgebio Pharma, Inc. (b)	4,216	115,687
Brighthouse Financial, Inc. (b)	1,810	86,952
BrightSpire Capital, Inc. REIT	45,306	255,526
Security Description	Shares	Value
Bristol-Myers Squibb Co.	21,622	$1,222,940
Broadcom, Inc.	45,747	10,605,984
Builders FirstSource, Inc. (b)	693	99,050
Bumble, Inc. Class A (b)	2,114	17,208
Burlington Stores, Inc. (b)	100	28,506
Business First Bancshares, Inc.	198	5,089
C3.ai, Inc. Class A (b)	1,691	58,221
Cadence Design Systems, Inc. (b)	2,054	617,145
Caesars Entertainment, Inc. (b)	1,717	57,382
Calix, Inc. (b)	311	10,845
Cantaloupe, Inc. (b)	5,177	49,233
Capital City Bank Group, Inc.	1,106	40,535
Capital One Financial Corp.	7,100	1,266,072
Capricor Therapeutics, Inc. (b)	694	9,577
CareDx, Inc. (b)	894	19,141
Cargo Therapeutics, Inc. (b)	198	2,855
Carnival Corp. (b)	7,100	176,932
Carnival PLC (b)	1,698	38,534
Carrier Global Corp.	7,100	484,646
Cars.com, Inc. (b)	2,219	38,455
Carvana Co. (b)	1,169	237,728
Cass Information Systems, Inc.	708	28,964
Cassava Sciences, Inc. (b) (c)	331	781
Castle Biosciences, Inc. (b)	1,003	26,730
Catalyst Pharmaceuticals, Inc. (b)	3,968	82,812
Caterpillar, Inc.	6,774	2,457,336
Cava Group, Inc. (b)	198	22,334
CECO Environmental Corp. (b)	328	9,915
Celldex Therapeutics, Inc. (b)	2,140	54,078
Celsius Holdings, Inc. (b)	1,943	51,179
Centene Corp. (b)	311	18,840
Central Pacific Financial Corp.	298	8,657
Centrus Energy Corp. Class A (b) (c)	570	37,968
Century Aluminum Co. (b)	3,934	71,677
Century Communities, Inc.	891	65,364
Certara, Inc. (b)	5,995	63,847
CEVA, Inc. (b)	249	7,856
CF Industries Holdings, Inc.	2,152	183,609
CH Robinson Worldwide, Inc.	7,100	733,572
Champion Homes, Inc. (b)	1,677	147,744
ChampionX Corp.	5,986	162,759
ChargePoint Holdings, Inc. (b) (c)	34,467	36,880
Charles Schwab Corp.	19,054	1,410,187
Charter Communications, Inc. Class A (b)	1,905	652,977
Chatham Lodging Trust REIT	9,445	84,533
Chefs' Warehouse, Inc. (b)	364	17,952
Chemours Co.	1,804	30,488
Chevron Corp.	18,954	2,745,297
Chipotle Mexican Grill, Inc. (b)	15,622	942,007
Chord Energy Corp.	1,384	161,818
Chubb Ltd.	8,105	2,239,411

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Church & Dwight Co., Inc.	5,913	$619,150
Cigna Group	2,092	577,685
Cipher Mining, Inc. (b) (c)	8,860	41,110
Cisco Systems, Inc.	54,162	3,206,390
Citigroup, Inc.	33,446	2,354,264
Citizens Financial Group, Inc.	4,136	180,991
Clean Energy Fuels Corp. (b)	21,831	54,796
Cleanspark, Inc. (b) (c)	6,185	56,964
Clear Channel Outdoor Holdings, Inc. (b)	29,291	40,129
Clear Secure, Inc. Class A	538	14,332
Clearfield, Inc. (b)	398	12,338
Cleveland-Cliffs, Inc. (b)	1,116	10,490
Clorox Co.	6,458	1,048,844
Cloudflare, Inc. Class A (b)	2,938	316,364
Clover Health Investments Corp. (b)	11,216	35,330
CME Group, Inc.	3,564	827,668
CNH Industrial NV	9,584	107,132
Coastal Financial Corp. (b)	1,130	95,948
Coca-Cola Co.	40,918	2,547,555
Coeur Mining, Inc. (b)	6,825	39,039
Cogent Biosciences, Inc. (b)	496	3,869
Cognizant Technology Solutions Corp. Class A	14,335	1,102,361
Coherent Corp. (b)	556	52,670
Coinbase Global, Inc. Class A (b)	1,697	421,365
Colgate-Palmolive Co.	11,925	1,084,102
Collegium Pharmaceutical, Inc. (b)	1,891	54,177
Comcast Corp. Class A	36,472	1,368,794
CommScope Holding Co., Inc. (b)	5,658	29,478
Community Health Systems, Inc. (b)	13,986	41,818
Community Healthcare Trust, Inc. REIT	276	5,302
Compass, Inc. Class A (b)	17,868	104,528
Conagra Brands, Inc.	14,252	395,493
Conduent, Inc. (b)	2,148	8,678
Confluent, Inc. Class A (b)	790	22,088
ConocoPhillips	19,705	1,954,145
CONSOL Energy, Inc.	101	10,775
Constellation Energy Corp.	4,569	1,022,131
Core Scientific, Inc. (b)	1,986	27,903
Corning, Inc.	27,271	1,295,918
Corsair Gaming, Inc. (b)	1,044	6,901
Corteva, Inc.	11,352	646,610
CoStar Group, Inc. (b)	439	31,428
Costco Wholesale Corp.	5,427	4,972,597
Coty, Inc. Class A (b)	1,103	7,677
Couchbase, Inc. (b)	2,510	39,131
Coursera, Inc. (b)	2,680	22,780
Covenant Logistics Group, Inc.	211	11,502
CRH PLC	11,523	1,069,944
Cricut, Inc. Class A (c)	1,158	6,601
Security Description	Shares	Value
Crocs, Inc. (b)	572	$62,651
Cross Country Healthcare, Inc. (b)	1,786	32,434
CrossFirst Bankshares, Inc. (b)	1,390	21,058
Crowdstrike Holdings, Inc. Class A (b)	2,238	765,754
CSL Ltd.	7,501	1,307,727
CSX Corp.	47,233	1,524,209
Cullinan Therapeutics, Inc. (b)	208	2,533
Cummins, Inc.	5,896	2,055,346
Customers Bancorp, Inc. (b)	228	11,099
CVS Health Corp.	20,700	929,223
Cytek Biosciences, Inc. (b)	1,149	7,457
Cytokinetics, Inc. (b)	357	16,793
Daily Journal Corp. (b)	100	56,799
Dana, Inc.	331	3,826
Danaher Corp.	10,746	2,466,744
Datadog, Inc. Class A (b)	1,842	263,203
Dave & Buster's Entertainment, Inc. (b) (c)	3,163	92,328
Deere & Co.	4,022	1,704,121
Definitive Healthcare Corp. (b)	23,944	98,410
Dell Technologies, Inc. Class C	1,521	175,280
Devon Energy Corp.	3,157	103,329
Dexcom, Inc. (b)	1,941	150,952
DiamondRock Hospitality Co. REIT	4,376	39,515
Dianthus Therapeutics, Inc. (b)	198	4,316
Digi International, Inc. (b)	439	13,271
Digimarc Corp. (b) (c)	1,355	50,745
Digital Realty Trust, Inc. REIT	331	58,696
DigitalOcean Holdings, Inc. (b)	841	28,653
Dine Brands Global, Inc. (c)	747	22,485
Discover Financial Services	7,914	1,370,942
Diversified Healthcare Trust REIT	6,830	15,709
DNOW, Inc. (b)	818	10,642
DocuSign, Inc. (b)	1,157	104,061
Dollar Tree, Inc. (b)	5,301	397,257
DoorDash, Inc. Class A (b)	1,779	298,427
Dow, Inc.	11,529	462,659
Doximity, Inc. Class A (b)	1,331	71,062
DR Horton, Inc.	100	13,982
DraftKings, Inc. Class A (b)	4,505	167,586
Dream Finders Homes, Inc. Class A (b) (c)	793	18,453
Ducommun, Inc. (b)	462	29,411
Duke Energy Corp.	7,787	838,971
Duolingo, Inc. (b)	198	64,198
DuPont de Nemours, Inc.	8,315	634,019
Dutch Bros, Inc. Class A (b)	264	13,828
DXC Technology Co. (b)	2,351	46,973
DXP Enterprises, Inc. (b)	298	24,621
Dynatrace, Inc. (b)	839	45,600
Dynavax Technologies Corp. (b)	8,606	109,899
Dyne Therapeutics, Inc. (b)	4,413	103,970
Dynex Capital, Inc. REIT (c)	23,199	293,467

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
E2open Parent Holdings, Inc. (b)	1,688	$4,490
Eagle Bancorp, Inc.	794	20,668
Easterly Government Properties, Inc. REIT	40,262	457,376
Eaton Corp. PLC	5,713	1,895,973
eBay, Inc.	14,520	899,514
Ecolab, Inc.	4,888	1,145,356
Edison International	12,343	985,465
Elanco Animal Health, Inc. (b)	2,992	36,233
Elastic NV (b)	329	32,597
Electronic Arts, Inc.	269	39,355
Elevance Health, Inc.	3,691	1,361,610
elf Beauty, Inc. (b)	236	29,630
Eli Lilly & Co.	7,955	6,141,260
Ellington Financial, Inc. REIT (c)	5,195	62,963
Embecta Corp.	1,280	26,432
Emerson Electric Co.	14,252	1,766,250
Energy Fuels, Inc. (b) (c)	7,258	37,294
EnerSys	833	76,994
Enfusion, Inc. Class A (b)	3,329	34,289
Enliven Therapeutics, Inc. (b) (c)	353	7,943
Enova International, Inc. (b)	211	20,231
Enovix Corp. (b) (c)	4,443	48,295
Enphase Energy, Inc. (b)	1,066	73,213
Enviri Corp. (b)	1,817	13,991
EOG Resources, Inc.	10,342	1,267,722
Eos Energy Enterprises, Inc. (b) (c)	6,650	32,319
EPAM Systems, Inc. (b)	453	105,920
EQT Corp.	908	41,868
Equinix, Inc. REIT	439	413,929
Equity Bancshares, Inc. Class A	1,886	80,004
Equity Residential REIT	7,100	509,496
Erasca, Inc. (b)	9,628	24,166
Essential Properties Realty Trust, Inc. REIT	3,555	111,200
Estee Lauder Cos., Inc. Class A	6,024	451,680
Etsy, Inc. (b)	544	28,772
Everi Holdings, Inc. (b)	2,893	39,084
EverQuote, Inc. Class A (b)	596	11,914
EVgo, Inc. (b)	794	3,216
Evolent Health, Inc. Class A (b)	3,119	35,089
Evolv Technologies Holdings, Inc. (b) (c)	11,155	44,062
Exact Sciences Corp. (b)	1,282	72,036
Exelon Corp.	9,858	371,055
eXp World Holdings, Inc. (c)	3,663	42,161
Expedia Group, Inc. (b)	528	98,382
Experian PLC	26,507	1,143,649
Expro Group Holdings NV (b)	843	10,512
Extreme Networks, Inc. (b)	2,499	41,833
Exxon Mobil Corp.	49,727	5,349,133
EyePoint Pharmaceuticals, Inc. (b)	2,184	16,271
Fair Isaac Corp. (b)	100	199,093
Farmers National Banc Corp.	894	12,713
Security Description	Shares	Value
Fastenal Co.	14,352	$1,032,052
Fastly, Inc. Class A (b)	2,772	26,168
FB Financial Corp.	1,166	60,061
FedEx Corp.	5,380	1,513,555
Ferguson Enterprises, Inc.	5,726	993,862
Fidelity National Information Services, Inc.	1,076	86,909
Figs, Inc. Class A (b)	983	6,085
First Community Bankshares, Inc.	298	12,409
First Financial Corp.	100	4,619
First Solar, Inc. (b)	708	124,778
FirstEnergy Corp.	14,252	566,945
Fiserv, Inc. (b)	1,966	403,856
Five Star Bancorp	1,205	36,258
Five9, Inc. (b)	559	22,718
Fiverr International Ltd. (b) (c)	599	19,006
Flagstar Financial, Inc. (c)	1,786	16,663
Fluence Energy, Inc. (b)	2,086	33,126
Flywire Corp. (b)	2,165	44,642
Ford Motor Co.	55,842	552,836
Fortinet, Inc. (b)	2,690	254,151
Fortive Corp.	6,983	523,725
Fox Corp. Class A	10,133	492,261
Franklin BSP Realty Trust, Inc. REIT	891	11,173
Franklin Covey Co. (b)	3,936	147,915
Franklin Resources, Inc.	20,288	411,644
Freeport-McMoRan, Inc.	8,303	316,178
Freshworks, Inc. Class A (b)	1,610	26,034
Frontier Group Holdings, Inc. (b) (c)	2,399	17,057
FRP Holdings, Inc. (b)	1,092	33,448
FTAI Aviation Ltd.	908	130,788
fuboTV, Inc. (b) (c)	17,554	22,118
Fulgent Genetics, Inc. (b) (c)	1,559	28,795
GameStop Corp. Class A (b)	3,618	113,388
Gannett Co., Inc. (b)	894	4,524
Gatos Silver, Inc. (b)	3,078	43,030
GCI Liberty, Inc. (b) (e)	1,328	—
GE HealthCare Technologies, Inc.	2,364	184,818
GE Vernova, Inc.	1,963	645,690
Genco Shipping & Trading Ltd.	1,144	15,947
GeneDx Holdings Corp. (b)	694	53,341
Generac Holdings, Inc. (b)	332	51,477
General Dynamics Corp.	6,774	1,784,881
General Electric Co.	7,033	1,173,034
General Mills, Inc.	7,100	452,767
General Motors Co.	11,071	589,752
Genie Energy Ltd. Class B	2,680	41,781
Gentherm, Inc. (b)	231	9,223
Geron Corp. (b)	21,834	77,292
Gibraltar Industries, Inc. (b)	562	33,102
Gilead Sciences, Inc.	18,336	1,693,696
Ginkgo Bioworks Holdings, Inc. (b) (c)	6,618	64,989

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Gitlab, Inc. Class A (b)	914	$51,504
Gladstone Commercial Corp. REIT	25,881	420,307
Gladstone Land Corp. REIT	733	7,953
Glaukos Corp. (b)	101	15,144
Global Medical REIT, Inc.	12,637	97,558
Global Payments, Inc.	370	41,462
Globalstar, Inc. (b)	56,912	117,808
GMS, Inc. (b)	911	77,280
Gogo, Inc. (b) (c)	1,044	8,446
Goldman Sachs Group, Inc.	5,456	3,124,215
GoodRx Holdings, Inc. Class A (b) (c)	5,111	23,766
GRAIL, Inc. (b) (c)	325	5,801
Green Brick Partners, Inc. (b)	1,708	96,485
Green Dot Corp. Class A (b)	2,050	21,812
Greene County Bancorp, Inc.	398	11,033
Grid Dynamics Holdings, Inc. (b)	2,986	66,409
Groupon, Inc. (b) (c)	656	7,970
GSK PLC	35,725	602,451
Guardant Health, Inc. (b)	576	17,597
GXO Logistics, Inc. (b)	439	19,097
H&E Equipment Services, Inc.	733	35,888
HA Sustainable Infrastructure Capital, Inc. (c)	2,106	56,504
Hackett Group, Inc.	1,192	36,618
Haemonetics Corp. (b)	101	7,886
Haleon PLC	44,672	211,145
Halliburton Co.	8,695	236,417
HarborOne Bancorp, Inc.	992	11,735
Harley-Davidson, Inc.	211	6,357
HashiCorp, Inc. Class A (b)	987	33,765
Hawaiian Electric Industries, Inc. (b)	2,580	25,103
Hayward Holdings, Inc. (b)	1,024	15,657
HCA Healthcare, Inc.	622	186,693
Healthpeak Properties, Inc. REIT	19,415	393,542
HealthStream, Inc.	5,676	180,497
Hecla Mining Co.	2,892	14,200
Heidrick & Struggles International, Inc.	893	39,569
Herc Holdings, Inc.	100	18,933
Hershey Co.	5,856	991,714
Hess Corp.	7,100	944,371
Hewlett Packard Enterprise Co.	28,616	610,952
Hims & Hers Health, Inc. (b) (c)	6,388	154,462
Holcim AG	5,186	499,916
Home Depot, Inc.	12,175	4,735,953
Honeywell International, Inc.	8,274	1,869,014
Host Hotels & Resorts, Inc. REIT	1,566	27,436
Hovnanian Enterprises, Inc. Class A (b)	1,124	150,414
HP, Inc.	26,434	862,541
HubSpot, Inc. (b)	269	187,431
Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	794	$2,406
Humacyte, Inc. (b) (c)	3,872	19,554
Humana, Inc.	298	75,606
Huron Consulting Group, Inc. (b)	101	12,550
I3 Verticals, Inc. Class A (b)	908	20,920
Ichor Holdings Ltd. (b)	265	8,538
Ideaya Biosciences, Inc. (b)	1,895	48,701
IDEXX Laboratories, Inc. (b)	100	41,344
IDT Corp. Class B	311	14,779
Illinois Tool Works, Inc.	4,417	1,119,975
Illumina, Inc. (b)	791	105,701
ImmunityBio, Inc. (b) (c)	6,777	17,349
Immunome, Inc. (b)	992	10,535
Immunovant, Inc. (b)	1,895	46,939
Inari Medical, Inc. (b)	269	13,732
Independent Bank Corp.	596	20,759
Ingersoll Rand, Inc.	10,940	989,632
Ingevity Corp. (b)	100	4,075
Inmode Ltd. (b)	4,098	68,437
Innovative Industrial Properties, Inc. REIT	1,528	101,826
Innovex International, Inc. (b)	1,688	23,581
Inspire Medical Systems, Inc. (b)	630	116,789
Installed Building Products, Inc.	43	7,536
Insteel Industries, Inc.	1,024	27,658
Insulet Corp. (b)	101	26,368
Intapp, Inc. (b)	1,614	103,441
Integral Ad Science Holding Corp. (b)	1,586	16,558
Intel Corp.	49,307	988,605
Intellia Therapeutics, Inc. (b)	1,262	14,715
Intercontinental Exchange, Inc.	5,716	851,741
International Business Machines Corp.	11,549	2,538,817
International Flavors & Fragrances, Inc.	2,119	179,161
International Money Express, Inc. (b)	5,724	119,231
International Seaways, Inc. (c)	578	20,773
Intra-Cellular Therapies, Inc. (b)	934	78,008
Intuit, Inc.	4,275	2,686,837
Intuitive Surgical, Inc. (b)	2,954	1,541,870
IonQ, Inc. (b)	2,655	110,899
Iovance Biotherapeutics, Inc. (b)	1,688	12,491
iRhythm Technologies, Inc. (b)	101	9,107
Itron, Inc. (b)	462	50,164
J.M. Smucker Co.	5,595	616,121
James Hardie Industries PLC CDI (b)	719	22,290
Jamf Holding Corp. (b)	101	1,419
Janus International Group, Inc. (b)	4,527	33,273
Janux Therapeutics, Inc. (b)	496	26,556
JELD-WEN Holding, Inc. (b)	3,041	24,906
Joby Aviation, Inc. (b)	328	2,667

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	22,142	$3,202,176
Johnson Controls International PLC	18,904	1,492,093
JPMorgan Chase & Co.	33,623	8,059,769
Juniper Networks, Inc.	14,252	533,737
Kearny Financial Corp.	2,084	14,755
Kellanova	7,100	574,887
Kenvue, Inc.	13,165	281,073
Keysight Technologies, Inc. (b)	7,098	1,140,152
Kimball Electronics, Inc. (b)	231	4,327
Kimberly-Clark Corp.	7,100	930,384
Kimco Realty Corp. REIT	1,129	26,452
Kinder Morgan, Inc.	10,536	288,686
Kiniksa Pharmaceuticals International PLC (b) (c)	639	12,639
Kirby Corp. (b)	833	88,131
KKR & Co., Inc.	6,162	911,421
KKR Real Estate Finance Trust, Inc. REIT	3,453	34,875
KLA Corp.	589	371,141
Kohl's Corp. (c)	5,709	80,154
Koppers Holdings, Inc.	1,335	43,254
Korro Bio, Inc. (b)	198	7,538
Kraft Heinz Co.	821	25,213
Krystal Biotech, Inc. (b)	2	313
Kura Sushi USA, Inc. Class A (b)	100	9,058
Kymera Therapeutics, Inc. (b)	1,060	42,644
Kyndryl Holdings, Inc. (b)	2,334	80,756
Lam Research Corp.	7,522	543,314
Lamb Weston Holdings, Inc.	4,802	320,918
Lantheus Holdings, Inc. (b)	2,897	259,166
Las Vegas Sands Corp.	7,100	364,656
Lattice Semiconductor Corp. (b)	101	5,722
Legacy Housing Corp. (b) (c)	1,884	46,497
Legalzoom.com, Inc. (b)	3,160	23,732
Leidos Holdings, Inc.	1,809	260,605
Lemonade, Inc. (b)	629	23,072
LendingClub Corp. (b)	3,176	51,419
LendingTree, Inc. (b)	1,786	69,207
LENZ Therapeutics, Inc. (c)	298	8,603
Leslie's, Inc. (b)	3,970	8,853
Lexicon Pharmaceuticals, Inc. (b) (c)	13,202	9,750
LGI Homes, Inc. (b)	43	3,844
Liberty Broadband Corp. Class C (b)	1,046	78,199
Life360, Inc. (b)	694	28,641
Light & Wonder, Inc. (b)	2,427	209,644
Limbach Holdings, Inc. (b)	298	25,491
Lindblad Expeditions Holdings, Inc. (b)	5,448	64,613
Linde PLC (f)	5,039	2,109,678
Linde PLC (f)	620	258,858
Liquidity Services, Inc. (b)	198	6,393
Live Oak Bancshares, Inc.	1,553	61,421
LiveRamp Holdings, Inc. (b)	1,355	41,151
Security Description	Shares	Value
Lockheed Martin Corp.	4,068	$1,976,804
Lowe's Cos., Inc.	10,010	2,470,468
Lucid Group, Inc. (b)	13,938	42,093
Lululemon Athletica, Inc. (b)	550	210,325
Lumen Technologies, Inc. (b)	9,490	50,392
Luminar Technologies, Inc. (b)	3,361	18,082
Lyft, Inc. Class A (b)	2,149	27,722
LyondellBasell Industries NV Class A	6,999	519,816
M&T Bank Corp.	5,478	1,029,919
M/I Homes, Inc. (b)	641	85,221
Macy's, Inc.	2,996	50,722
Madrigal Pharmaceuticals, Inc. (b) (c)	285	87,942
Magnera Corp. (b)	1,092	19,842
Magnite, Inc. (b)	4,652	74,060
MARA Holdings, Inc. (b) (c)	4,308	72,245
Marathon Petroleum Corp.	9,151	1,276,564
Maravai LifeSciences Holdings, Inc. Class A (b)	807	4,398
Marqeta, Inc. Class A (b)	2,935	11,124
Marsh & McLennan Cos., Inc.	6,801	1,444,600
Marvell Technology, Inc.	5,111	564,510
Mastercard, Inc. Class A	7,257	3,821,318
Matador Resources Co.	2,220	124,897
Match Group, Inc. (b)	807	26,397
Matson, Inc.	733	98,838
Mattel, Inc. (b)	461	8,174
Matterport, Inc. (b)	24,407	115,689
MaxLinear, Inc. (b)	370	7,319
McCormick & Co., Inc.	12,391	944,690
McDonald's Corp.	6,774	1,963,715
McKesson Corp.	3,131	1,784,388
MediaAlpha, Inc. Class A (b)	487	5,498
Medtronic PLC	23,004	1,837,560
Merchants Bancorp	1,851	67,506
Merck & Co., Inc.	28,450	2,830,206
Meridianlink, Inc. (b)	208	4,295
Mesa Laboratories, Inc.	100	13,187
Meta Platforms, Inc. Class A	22,367	13,096,102
MetLife, Inc.	21,148	1,731,598
Metrocity Bankshares, Inc.	100	3,195
Metropolitan Bank Holding Corp. (b)	1,092	63,773
MGP Ingredients, Inc. (c)	77	3,031
Micron Technology, Inc.	6,419	540,223
Microsoft Corp.	70,326	29,642,409
MicroStrategy, Inc. Class A (b) (c)	1,688	488,879
MiMedx Group, Inc. (b)	1,345	12,939
Mind Medicine MindMed, Inc. (b) (c)	5,460	38,002
Mitek Systems, Inc. (b)	4,918	54,737
Moderna, Inc. (b)	3,197	132,931
Modine Manufacturing Co. (b)	3,288	381,178
Monarch Casino & Resort, Inc.	868	68,485
Monday.com Ltd. (b)	287	67,571

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mondelez International, Inc. Class A	7,100	$424,083
Moneylion, Inc. (b)	496	42,661
MongoDB, Inc. (b)	645	150,162
Monolithic Power Systems, Inc.	313	185,202
Montauk Renewables, Inc. (b)	3,220	12,816
Montrose Environmental Group, Inc. (b)	911	16,899
Moody's Corp.	308	145,798
Morgan Stanley	19,765	2,484,856
Mosaic Co.	6,527	160,434
MP Materials Corp. (b) (c)	101	1,576
MRC Global, Inc. (b)	6,294	80,437
N-able, Inc. (b)	639	5,968
Nabors Industries Ltd. (b)	1,192	68,147
Napco Security Technologies, Inc.	808	28,732
Natera, Inc. (b)	376	59,521
National Beverage Corp.	370	15,788
National Presto Industries, Inc.	198	19,487
National Research Corp.	1,192	21,027
National Vision Holdings, Inc. (b)	522	5,439
Navitas Semiconductor Corp. (b) (c)	5,066	18,086
NB Bancorp, Inc. (b)	2,978	53,783
nCino, Inc. (b)	285	9,570
Neogen Corp. (b) (c)	1,143	13,876
NeoGenomics, Inc. (b)	2,668	43,969
Nestle SA	26,573	2,195,626
NetApp, Inc.	7,100	824,168
Netflix, Inc. (b)	3,952	3,522,497
Newmont Corp.	7,100	264,262
Newmont Corp. CDI	4,545	167,548
News Corp. Class A	3,724	102,559
NexPoint Residential Trust, Inc. REIT	13,254	553,354
NextDecade Corp. (b) (c)	2,356	18,165
Nextdoor Holdings, Inc. (b)	11,821	28,016
NextEra Energy, Inc.	28,566	2,047,897
NextNav, Inc. (b)	596	9,274
NEXTracker, Inc. Class A (b)	1,052	38,430
NIKE, Inc. Class B	19,984	1,512,189
nLight, Inc. (b)	4,329	45,411
NMI Holdings, Inc. (b)	277	10,183
Noble Corp. PLC	92	2,889
Norfolk Southern Corp.	5,581	1,309,861
Northeast Bank	398	36,509
Northrop Grumman Corp.	2,896	1,359,064
Norwegian Cruise Line Holdings Ltd. (b)	1,420	36,537
NOV, Inc.	3,157	46,092
Novavax, Inc. (b) (c)	2,907	23,372
Novocure Ltd. (b)	1,161	34,598
NPK International, Inc. (b)	6,552	50,254
Nucor Corp.	908	105,973
Nurix Therapeutics, Inc. (b)	1,786	33,648
Security Description	Shares	Value
NuScale Power Corp. (b)	1,986	$35,609
Nuvalent, Inc. Class A (b)	336	26,302
Nuvation Bio, Inc. (b) (c)	11,514	30,627
nVent Electric PLC	531	36,193
NVIDIA Corp.	244,182	32,791,201
Occidental Petroleum Corp.	8,460	418,009
Oceaneering International, Inc. (b)	5,301	138,250
Okta, Inc. (b)	1,062	83,686
Olaplex Holdings, Inc. (b) (c)	2,878	4,979
Old Dominion Freight Line, Inc.	211	37,220
Olema Pharmaceuticals, Inc. (b) (c)	1,122	6,541
Olo, Inc. Class A (b)	1,645	12,634
Olympic Steel, Inc.	100	3,281
ON Semiconductor Corp. (b)	1,715	108,131
OneSpan, Inc. (b)	2,542	47,129
Open Lending Corp. (b)	1,434	8,561
Opendoor Technologies, Inc. (b) (c)	24,156	38,650
OPKO Health, Inc. (b) (c)	6,552	9,631
Oracle Corp.	20,360	3,392,790
O'Reilly Automotive, Inc. (b)	1,575	1,867,635
Organon & Co.	2,520	37,598
ORIC Pharmaceuticals, Inc. (b) (c)	2,284	18,432
Ormat Technologies, Inc.	1,355	91,761
Orrstown Financial Services, Inc.	1,588	58,137
Oscar Health, Inc. Class A (b) (c)	1,610	21,638
Otis Worldwide Corp.	3,555	329,229
Ovintiv, Inc.	101	4,091
Owens & Minor, Inc. (b)	3,992	52,175
Pacific Biosciences of California, Inc. (b) (c)	28,182	51,573
Pagaya Technologies Ltd. Class A (b) (c)	2,680	24,897
PagerDuty, Inc. (b)	331	6,044
Palantir Technologies, Inc. Class A (b)	18,378	1,389,928
Palo Alto Networks, Inc. (b)	4,962	902,886
Palomar Holdings, Inc. (b)	1,259	132,938
Par Pacific Holdings, Inc. (b)	368	6,032
PAR Technology Corp. (b)	560	40,695
Paragon 28, Inc. (b) (c)	570	5,888
Paramount Global Class B	13,830	144,662
Parker-Hannifin Corp.	2,141	1,361,740
Pathward Financial, Inc.	979	72,035
Patterson-UTI Energy, Inc.	6,461	53,368
Paymentus Holdings, Inc. Class A (b)	2,911	95,102
Payoneer Global, Inc. (b)	3,802	38,172
PayPal Holdings, Inc. (b)	15,148	1,292,882
PBF Energy, Inc. Class A	2,745	72,880
PDF Solutions, Inc. (b)	336	9,099
Peabody Energy Corp.	1,974	41,336

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Peakstone Realty Trust REIT	331	$3,664
Peapack-Gladstone Financial Corp.	1,255	40,223
Pediatrix Medical Group, Inc. (b)	496	6,508
Peloton Interactive, Inc. Class A (b) (c)	14,159	123,183
Penn Entertainment, Inc. (b) (f)	882	17,481
Pennant Group, Inc. (b)	1,984	52,616
PennyMac Financial Services, Inc.	277	28,293
Pentair PLC	531	53,440
Penumbra, Inc. (b)	311	73,856
PepsiCo, Inc.	14,202	2,159,556
Perspective Therapeutics, Inc. (b) (c)	1,588	5,066
Petco Health & Wellness Co., Inc. (b)	5,658	21,557
Pfizer, Inc.	61,276	1,625,652
PG&E Corp.	1,446	29,180
Phathom Pharmaceuticals, Inc. (b) (c)	2,337	18,976
Philip Morris International, Inc.	14,252	1,715,228
Phillips 66 Co.	3,528	401,945
Photronics, Inc. (b)	1,578	37,178
Phreesia, Inc. (b)	4,630	116,491
Pinterest, Inc. Class A (b)	4,287	124,323
Planet Labs PBC (b) (c)	12,292	49,660
Plug Power, Inc. (b)	18,263	38,900
PNC Financial Services Group, Inc.	7,100	1,369,235
PotlatchDeltic Corp. REIT	1,279	50,201
Powell Industries, Inc. (c)	462	102,402
PPL Corp.	21,387	694,222
Praxis Precision Medicines, Inc. (b)	198	15,238
Preformed Line Products Co.	231	29,519
Premier Financial Corp.	277	7,083
Privia Health Group, Inc. (b)	269	5,259
PROCEPT BioRobotics Corp. (b)	461	37,120
Procter & Gamble Co.	24,994	4,190,244
PROG Holdings, Inc.	693	29,286
Progressive Corp.	5,826	1,395,968
Prologis, Inc. REIT	17,321	1,830,830
ProPetro Holding Corp. (b)	2,680	25,004
PROS Holdings, Inc. (b)	639	14,032
Protagonist Therapeutics, Inc. (b)	808	31,189
Prudential Financial, Inc.	10,706	1,268,982
PTC Therapeutics, Inc. (b)	1,787	80,665
Public Service Enterprise Group, Inc.	14,252	1,204,151
Public Storage REIT	5,770	1,727,769
PubMatic, Inc. Class A (b)	789	11,590
Pulse Biosciences, Inc. (b)	398	6,929
PureCycle Technologies, Inc. (b)	4,352	44,608
Q2 Holdings, Inc. (b)	2,395	241,057
Security Description	Shares	Value
QUALCOMM, Inc.	14,390	$2,210,592
Quanex Building Products Corp.	793	19,222
Quanterix Corp. (b)	898	9,546
QuantumScape Corp. (b) (c)	8,125	42,169
QuidelOrtho Corp. (b)	101	4,500
QuinStreet, Inc. (b)	1,262	29,114
QXO, Inc. (c)	2,878	45,760
Radius Health, Inc. (b)	3,672	294
RadNet, Inc. (b)	1,144	79,897
Ramaco Resources, Inc. Class A	1,610	16,519
Range Resources Corp.	538	19,357
Ranpak Holdings Corp. (b)	7,832	53,884
Recursion Pharmaceuticals, Inc. Class A (b) (c)	4,328	29,257
Reddit, Inc. Class A (b)	298	48,705
Redfin Corp. (b)	7,138	56,176
Regency Centers Corp. REIT	586	43,323
Regeneron Pharmaceuticals, Inc. (b)	1,053	750,083
REGENXBIO, Inc. (b)	1,645	12,716
Relay Therapeutics, Inc. (b)	6,056	24,951
Remitly Global, Inc. (b)	3,394	76,603
Repay Holdings Corp. (b)	4,268	32,565
Repligen Corp. (b)	253	36,417
Replimune Group, Inc. (b) (c)	1,290	15,622
Resideo Technologies, Inc. (b)	1,379	31,786
Retail Opportunity Investments Corp. REIT	58,825	1,021,202
Revance Therapeutics, Inc. (b)	4,082	12,409
Revelyst, Inc. (b)	1,824	35,076
REVOLUTION Medicines, Inc. (b)	508	22,220
Revolve Group, Inc. (b)	2,932	98,193
Rhythm Pharmaceuticals, Inc. (b)	2,204	123,380
Ribbon Communications, Inc. (b)	2,128	8,852
Riley Exploration Permian, Inc.	1,192	38,049
RingCentral, Inc. Class A (b)	908	31,789
Riot Platforms, Inc. (b) (c)	5,429	55,430
Rivian Automotive, Inc. Class A (b) (c)	8,443	112,292
RLJ Lodging Trust REIT	3,443	35,153
Robinhood Markets, Inc. Class A (b)	2,084	77,650
ROBLOX Corp. Class A (b)	3,249	187,987
Roche Holding AG	6,984	1,969,006
Rocket Cos., Inc. Class A (b) (c)	1,355	15,257
Rocket Lab USA, Inc. (b) (c)	3,181	81,020
Rocket Pharmaceuticals, Inc. (b)	1,871	23,518
Roivant Sciences Ltd. (b)	3,505	41,464
Roku, Inc. (b)	1,081	80,362
Root, Inc. Class A (b)	298	21,632
Ross Stores, Inc.	10,826	1,637,649
Royal Caribbean Cruises Ltd.	1,320	304,511
RTX Corp.	23,943	2,770,684

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Rumble, Inc. (b)	1,092	$14,207
RxSight, Inc. (b)	253	8,698
S&P Global, Inc.	4,076	2,029,970
Sable Offshore Corp. (b)	1,092	25,007
Sabre Corp. (b)	4,269	15,582
Safehold, Inc. REIT	1,528	28,237
Sage Therapeutics, Inc. (b) (c)	2,580	14,009
Salesforce, Inc.	11,921	3,985,548
Samsara, Inc. Class A (b)	298	13,020
Sana Biotechnology, Inc. (b) (c)	7,868	12,825
Sanofi SA	10,260	995,915
Sarepta Therapeutics, Inc. (b)	542	65,902
Schlumberger NV	14,511	556,352
Schneider Electric SE	7,292	1,819,004
Scholar Rock Holding Corp. (b)	3,053	131,951
Schrodinger, Inc. (b) (c)	4,221	81,423
Seagate Technology Holdings PLC	5,670	489,378
Select Water Solutions, Inc.	17,536	232,177
SEMrush Holdings, Inc. Class A (b)	5,010	59,519
SentinelOne, Inc. Class A (b)	606	13,453
Service Properties Trust REIT	2,321	5,895
ServiceNow, Inc. (b)	1,359	1,440,703
Shell PLC	72,794	2,257,300
Shenandoah Telecommunications Co.	311	3,922
Sherwin-Williams Co.	761	258,687
Shift4 Payments, Inc. Class A (b) (c)	858	89,043
Shoals Technologies Group, Inc. Class A (b)	2,064	11,414
SI-BONE, Inc. (b)	1,094	15,338
SIGA Technologies, Inc.	2,892	17,381
Simon Property Group, Inc. REIT	7,100	1,222,691
Simulations Plus, Inc.	4,611	128,601
Sinch AB (b) (d)	3,840	7,204
SiteOne Landscape Supply, Inc. (b)	231	30,439
SiTime Corp. (b)	101	21,668
SM Energy Co.	269	10,426
Smartsheet, Inc. Class A (b)	1,003	56,198
Smith & Wesson Brands, Inc.	639	6,457
Snap, Inc. Class A (b)	9,236	99,472
Snowflake, Inc. Class A (b)	2,351	363,018
SoFi Technologies, Inc. (b)	9,419	145,053
SolarEdge Technologies, Inc. (b) (c)	312	4,243
Soleno Therapeutics, Inc. (b)	100	4,495
Solventum Corp. (b)	1,737	114,746
Sonos, Inc. (b)	3,206	48,218
Sotera Health Co. (b)	733	10,027
SoundHound AI, Inc. Class A (b)	3,712	73,646
South Plains Financial, Inc.	992	34,472
Southern Co.	7,100	584,472
Southern Missouri Bancorp, Inc.	794	45,552
Security Description	Shares	Value
Spirit AeroSystems Holdings, Inc. Class A (b)	1,021	$34,796
Spotify Technology SA (b)	992	443,801
Sprinklr, Inc. Class A (b)	1,264	10,681
Sprout Social, Inc. Class A (b)	1,060	32,553
Spyre Therapeutics, Inc. (b) (c)	198	4,609
STAAR Surgical Co. (b)	488	11,854
Standard BioTools, Inc. (b) (c)	11,046	19,331
Starbucks Corp.	17,532	1,599,795
State Street Corp. (g)	7,100	696,865
Stellantis NV	20,458	266,710
Stoke Therapeutics, Inc. (b) (c)	2,084	22,987
Stryker Corp.	4,565	1,643,628
Summit Hotel Properties, Inc. REIT	3,671	25,146
Sunnova Energy International, Inc. (b) (c)	4,105	14,080
Sunrun, Inc. (b) (c)	3,364	31,117
Super Micro Computer, Inc. (b)	4,678	142,585
Surgery Partners, Inc. (b) (c)	311	6,584
Swiss Re AG	6,725	973,594
Synchrony Financial	7,920	514,800
Syndax Pharmaceuticals, Inc. (b)	1,325	17,517
Synopsys, Inc. (b)	719	348,974
Sysco Corp.	14,252	1,089,708
Take-Two Interactive Software, Inc. (b)	176	32,398
Tandem Diabetes Care, Inc. (b)	630	22,693
Tango Therapeutics, Inc. (b)	3,304	10,209
Tapestry, Inc.	6,807	444,701
Target Corp.	7,100	959,778
Target Hospitality Corp. (b)	269	2,600
TechTarget, Inc. (b)	5,928	117,493
Tejon Ranch Co. (b)	4,368	69,451
Teladoc Health, Inc. (b)	10,428	94,791
Terawulf, Inc. (b)	5,558	31,458
Tesla, Inc. (b)	28,023	11,316,808
TETRA Technologies, Inc. (b)	23,526	84,223
Texas Instruments, Inc.	15,457	2,898,342
TG Therapeutics, Inc. (b)	4,496	135,330
Thermo Fisher Scientific, Inc.	6,441	3,350,801
Thermon Group Holdings, Inc. (b)	2,748	79,060
Thor Industries, Inc. (c)	100	9,571
Thryv Holdings, Inc. (b)	992	14,682
TJX Cos., Inc.	25,489	3,079,326
T-Mobile U.S., Inc.	2,473	545,865
Toast, Inc. Class A (b)	3,469	126,445
Trade Desk, Inc. Class A (b)	3,875	455,429
Trane Technologies PLC	4,108	1,517,290
Transcat, Inc. (b) (c)	231	24,426
TransDigm Group, Inc.	100	126,728
TransMedics Group, Inc. (b) (c)	2,153	134,240
Transocean Ltd. (b) (c)	2,119	7,946
Travelers Cos., Inc.	7,100	1,710,319
Travere Therapeutics, Inc. (b)	496	8,640

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (b)	1,121	$77,383
Triumph Financial, Inc. (b)	835	75,885
Triumph Group, Inc. (b)	4,082	76,170
Trump Media & Technology Group Corp. (b)	596	20,324
Trupanion, Inc. (b) (c)	551	26,558
Turning Point Brands, Inc.	695	41,769
Twilio, Inc. Class A (b)	1,133	122,455
Twist Bioscience Corp. (b)	1,896	88,107
Tyra Biosciences, Inc. (b) (c)	198	2,752
Tyson Foods, Inc. Class A	10,981	630,749
U.S. Bancorp	21,622	1,034,180
U.S. Lime & Minerals, Inc.	496	65,839
Uber Technologies, Inc. (b)	15,341	925,369
Udemy, Inc. (b)	4,466	36,755
UiPath, Inc. Class A (b)	2,958	37,596
Ultra Clean Holdings, Inc. (b)	370	13,302
UMH Properties, Inc. REIT	40,850	771,248
Union Pacific Corp.	9,471	2,159,767
United Parcel Service, Inc. Class B	7,100	895,310
United Rentals, Inc.	213	150,046
UnitedHealth Group, Inc.	9,988	5,052,530
Uniti Group, Inc. REIT	4,030	22,165
Unitil Corp.	694	37,608
Unity Software, Inc. (b) (c)	3,061	68,781
Universal Corp.	255	13,984
Universal Logistics Holdings, Inc. (c)	1,455	66,843
Universal Technical Institute, Inc. (b)	1,092	28,075
Upstart Holdings, Inc. (b) (c)	1,444	88,907
Upwork, Inc. (b)	2,657	43,442
Uranium Energy Corp. (b)	3,869	25,884
UroGen Pharma Ltd. (b)	398	4,239
UWM Holdings Corp. (c)	3,332	19,559
Valero Energy Corp.	7,039	862,911
Varonis Systems, Inc. (b)	556	24,703
Vaxcyte, Inc. (b)	211	17,272
Veeva Systems, Inc. Class A (b)	641	134,770
Vera Therapeutics, Inc. (b)	398	16,831
Veracyte, Inc. (b)	518	20,513
Veralto Corp.	3,700	376,845
Veris Residential, Inc. REIT	311	5,172
Verizon Communications, Inc.	28,705	1,147,913
Vertex Pharmaceuticals, Inc. (b)	1,352	544,450
Vertex, Inc. Class A (b)	2,678	142,871
Vertiv Holdings Co. Class A	3,511	398,885
Verve Therapeutics, Inc. (b) (c)	8,860	49,970
Viad Corp. (b)	795	33,795
Viatris, Inc.	8,977	111,764
Vicor Corp. (b)	1,101	53,200
Victoria's Secret & Co. (b)	716	29,657
Viking Therapeutics, Inc. (b) (c)	808	32,514
Vimeo, Inc. (b)	8,673	55,507
Vir Biotechnology, Inc. (b)	803	5,894
Security Description	Shares	Value
Viridian Therapeutics, Inc. (b)	1,610	$30,864
Visa, Inc. Class A	19,573	6,185,851
Vistra Corp.	2,382	328,406
Vita Coco Co., Inc. (b) (c)	1,044	38,534
Vital Energy, Inc. (b) (c)	497	15,367
Vital Farms, Inc. (b)	1,096	41,308
Vontier Corp.	2,762	100,730
Walgreens Boots Alliance, Inc.	14,252	132,971
Walmart, Inc.	42,593	3,848,278
Walt Disney Co.	22,636	2,520,519
Warby Parker, Inc. Class A (b)	1,557	37,695
Warner Bros Discovery, Inc. (b)	20,471	216,378
Waste Management, Inc.	8,912	1,798,352
WaVe Life Sciences Ltd. (b)	694	8,585
Wayfair, Inc. Class A (b) (c)	1,098	48,663
Weave Communications, Inc. (b)	3,251	51,756
Wells Fargo & Co.	47,266	3,319,964
Western Digital Corp. (b)	8,883	529,693
Whitestone REIT	3,403	48,221
Williams Cos., Inc.	12,965	701,666
Willis Lease Finance Corp.	198	41,095
Winnebago Industries, Inc.	331	15,815
WK Kellogg Co. (c)	1,789	32,184
Wolfspeed, Inc. (b) (c)	370	2,464
Workday, Inc. Class A (b)	819	211,327
World Acceptance Corp. (b)	331	37,218
Xenia Hotels & Resorts, Inc. REIT	733	10,892
Xometry, Inc. Class A (b) (c)	1,488	63,478
XPO, Inc. (b)	522	68,460
YETI Holdings, Inc. (b)	1,566	60,307
Yext, Inc. (b)	3,668	23,328
Y-mAbs Therapeutics, Inc. (b)	1,688	13,217
York Water Co.	4,368	142,921
Yum! Brands, Inc.	7,100	952,536
Zeta Global Holdings Corp. Class A (b)	3,506	63,073
Zillow Group, Inc. Class C (b)	1,162	86,046
Zoetis, Inc.	4,610	751,107
Zoom Communications, Inc. (b)	2,127	173,584
ZoomInfo Technologies, Inc. (b)	1,883	19,790
Zscaler, Inc. (b)	901	162,549
Zuora, Inc. Class A (b)	887	8,799
		569,275,241
ZAMBIA — 0.0% (a)
First Quantum Minerals Ltd. (b)	5,849	75,360
TOTAL COMMON STOCKS (Cost $715,428,896)		854,499,219

RIGHTS — 0.0% (a)
SOUTH KOREA — 0.0% (a)
Hyundai Bioscience Co. Ltd. (expiring 06/02/25) (b)	94	227

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.0% (a)
Electronic Arts, Inc. (expiring 01/23/25) (b)	23,505	$1,351
UNITED STATES — 0.0% (a)
Inhibrx, Inc. (expiring 12/31/49) (b)	2,830	1,839
TOTAL RIGHTS (Cost $18,795)		3,417
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Jasmine International PCL (expiring 10/10/31) (b)	133,899	1,610
VGI PCL (expiring 09/03/25) (b)	19,120	942
TOTAL WARRANTS (Cost $0)		2,552
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (h) (i)	1,632,814	1,632,814
State Street Navigator Securities Lending Portfolio II (j) (k)	15,872,127	15,872,127
TOTAL SHORT-TERM INVESTMENTS (Cost $17,504,941)		17,504,941
TOTAL INVESTMENTS — 101.6% (Cost $732,952,632)		872,010,129
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(13,971,498)
NET ASSETS — 100.0%		$858,038,631
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $37,260, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2024.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	03/21/2025	$915,873	$890,363	$(25,510)
MSCI EAFE Index (long)	6	03/21/2025	697,081	680,250	(16,831)
E-mini Russell 2000 Index (long)	1	03/21/2025	121,298	112,490	(8,809)
E-mini MSCI Emerging Markets Index (long)	37	03/21/2025	2,045,148	1,986,530	(58,618)
S&P/TSX 60 Index (long)	1	03/20/2025	212,625	206,522	(6,103)
					$(115,871)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$853,313,378	$1,148,581	$37,260	$854,499,219
Rights	—	3,417	—	3,417
Warrants	2,552	—	—	2,552
Short-Term Investments	17,504,941	—	—	17,504,941
TOTAL INVESTMENTS	$870,820,871	$1,151,998	$37,260	$872,010,129
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(115,871)	$—	$—	$(115,871)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(115,871)	$—	$—	$(115,871)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	7,256	$641,938	$18,013	$33,114	$9,826	$60,202	7,100	$696,865	$5,515
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,331,827	2,331,827	13,191,290	13,890,303	—	—	1,632,814	1,632,814	22,874
State Street Navigator Securities Lending Portfolio II	17,074,988	17,074,988	17,025,865	18,228,726	—	—	15,872,127	15,872,127	29,061
Total		$20,048,753	$30,235,168	$32,152,143	$9,826	$60,202		$18,201,806	$57,450
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.1%
ANZ Group Holdings Ltd.	9,704	$171,475
ASX Ltd.	444	17,891
Cochlear Ltd.	139	24,948
Commonwealth Bank of Australia (a)	2,779	263,685
Goodman Group REIT	12,472	275,213
GPT Group REIT	13,032	35,260
Macquarie Group Ltd.	365	50,091
Medibank Pvt Ltd.	8,488	19,918
Mineral Resources Ltd.	1,210	25,659
National Australia Bank Ltd.	3,214	73,827
QBE Insurance Group Ltd.	4,986	59,272
REA Group Ltd. (a)	186	26,868
Scentre Group REIT	20,165	42,824
Stockland REIT	4,675	13,894
Suncorp Group Ltd.	8,868	104,377
Transurban Group Stapled Security	30,137	249,848
Treasury Wine Estates Ltd.	2,151	15,089
Vicinity Ltd. REIT	149,275	194,090
Wesfarmers Ltd.	577	25,554
		1,689,783
AUSTRIA — 0.1%
Verbund AG	2,267	164,324
BELGIUM — 0.2%
Anheuser-Busch InBev SA	669	33,425
Elia Group SA	1,135	87,442
Groupe Bruxelles Lambert NV	227	15,525
KBC Group NV	682	52,641
UCB SA	377	75,032
Warehouses De Pauw CVA REIT	2,067	40,667
		304,732
BRAZIL — 0.7%
B3 SA - Brasil Bolsa Balcao	18,904	31,579
Banco BTG Pactual SA	5,658	24,911
BB Seguridade Participacoes SA	14,365	84,127
CCR SA	38,807	63,884
Cia Paranaense de Energia - Copel Class B, Preference Shares	21,266	31,497
Engie Brasil Energia SA	7,836	45,028
Hapvida Participacoes e Investimentos SA (b) (c)	28,479	10,280
Hypera SA	4,246	12,433
Localiza Rent a Car SA	5,018	26,155
MercadoLibre, Inc. (c)	116	197,251
Raia Drogasil SA	5,434	19,351
Suzano SA	13,606	136,064
TIM SA	8,781	20,582
Wheaton Precious Metals Corp.	5,198	292,428
		995,570
Security Description	Shares	Value
CANADA — 3.1%
Agnico Eagle Mines Ltd.	2,236	$174,843
Bank of Montreal (a)	8	776
BCE, Inc.	2,285	52,939
Canadian Imperial Bank of Commerce (a)	3,267	206,556
Canadian Pacific Kansas City Ltd.	744	53,842
CGI, Inc.	1,745	190,831
Dollarama, Inc.	3,140	306,271
Element Fleet Management Corp.	10,396	210,060
Great-West Lifeco, Inc.	6,562	217,502
Hydro One Ltd. (b)	12,422	382,368
iA Financial Corp., Inc.	988	91,587
IGM Financial, Inc.	1,599	51,043
Intact Financial Corp.	824	149,955
Ivanhoe Mines Ltd. Class A (c)	4,474	53,071
Manulife Financial Corp.	3,797	116,587
National Bank of Canada (a)	801	72,982
Onex Corp. (a)	2,052	160,199
Pan American Silver Corp.	1,521	30,754
Power Corp. of Canada (a)	6,707	209,110
Quebecor, Inc. Class B (a)	1,715	37,563
Restaurant Brands International, Inc.	710	46,252
Rogers Communications, Inc. Class B (a)	1,926	59,178
Royal Bank of Canada	6,113	736,688
Shopify, Inc. Class A (c)	1,575	167,542
Stantec, Inc.	2,001	156,913
Sun Life Financial, Inc. (a)	3,545	210,378
Thomson Reuters Corp.	1,066	171,085
TMX Group Ltd.	2,369	72,938
Toronto-Dominion Bank (a)	4,982	265,104
		4,654,917
CHILE — 0.2%
Antofagasta PLC	6,348	126,409
Banco de Chile	283,205	32,192
Falabella SA (c)	18,667	65,976
Lundin Mining Corp. (a)	7,907	68,008
		292,585
CHINA — 3.0%
Advanced Micro-Fabrication Equipment, Inc. China Class A	659	16,980
Alibaba Group Holding Ltd.	12,724	134,972
Anhui Gujing Distillery Co. Ltd. Class A	500	11,803
Anhui Gujing Distillery Co. Ltd. Class B	2,500	36,049
BAIC BluePark New Energy Technology Co. Ltd. Class A (c)	12,800	13,948
Baidu, Inc. Class A (c)	4,772	50,804
Beijing Enterprises Water Group Ltd. (a)	156,000	50,407
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	113,700	95,402
BYD Co. Ltd. Class A	2,600	100,104

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
BYD Co. Ltd. Class H	9,500	$326,045
China International Capital Corp. Ltd. Class H (b)	11,200	18,484
China Life Insurance Co. Ltd. Class H	23,000	43,466
China Longyuan Power Group Corp. Ltd. Class H (a)	122,000	101,144
China Resources Microelectronics Ltd. Class A	3,043	19,560
China Ruyi Holdings Ltd. (a) (c)	52,000	16,401
China Three Gorges Renewables Group Co. Ltd. Class A	66,100	39,346
China Yangtze Power Co. Ltd. Class A	16,396	65,995
Contemporary Amperex Technology Co. Ltd. Class A	3,960	143,480
CSPC Pharmaceutical Group Ltd.	24,720	15,211
Eve Energy Co. Ltd. Class A	4,400	28,013
Flat Glass Group Co. Ltd. Class A	4,400	11,801
Hansoh Pharmaceutical Group Co. Ltd. (b)	8,000	17,796
JA Solar Technology Co. Ltd. Class A	7,716	14,451
Jiangsu King's Luck Brewery JSC Ltd. Class A	3,000	18,483
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,100	12,516
Jinko Solar Co. Ltd. Class A	23,161	22,431
Kingdee International Software Group Co. Ltd. (c)	118,000	129,576
Kweichow Moutai Co. Ltd. Class A	302	62,691
Li Auto, Inc. Class A (c)	34,168	413,247
LONGi Green Energy Technology Co. Ltd. Class A	17,432	37,303
Luzhou Laojiao Co. Ltd. Class A	1,000	17,054
Meituan Class B (b) (c)	9,748	190,368
MMG Ltd. (c)	37,600	12,391
Montage Technology Co. Ltd. Class A	2,041	18,877
NARI Technology Co. Ltd. Class A	18,728	64,336
NetEase, Inc.	3,500	62,359
New Oriental Education & Technology Group, Inc.	2,800	17,644
Ningbo Deye Technology Co. Ltd. Class A	1,300	15,016
NIO, Inc. ADR (c)	640	2,790
NIO, Inc. Class A (a) (c)	25,402	113,800
Nongfu Spring Co. Ltd. Class H (a) (b)	6,000	26,223
NXP Semiconductors NV	68	14,134
PDD Holdings, Inc. ADR (c)	1,019	98,833
Prosus NV	5,076	201,575
Sanan Optoelectronics Co. Ltd. Class A	11,600	19,229
Seres Group Co. Ltd. Class A	3,600	65,410
Shanghai Baosight Software Co. Ltd. Class A	4,892	19,497
Security Description	Shares	Value
Shanghai Baosight Software Co. Ltd. Class B	27,928	$44,824
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	700	17,564
Shenzhen Inovance Technology Co. Ltd. Class A	3,200	25,534
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	300	10,420
Sichuan Chuantou Energy Co. Ltd. Class A	11,400	26,786
Sungrow Power Supply Co. Ltd. Class A	4,680	47,065
Tencent Holdings Ltd.	12,484	670,168
TravelSky Technology Ltd. Class H	16,000	21,421
Trip.com Group Ltd. (c)	1,508	104,831
Unisplendour Corp. Ltd. Class A	4,100	15,542
Wuliangye Yibin Co. Ltd. Class A	1,200	22,890
Xinyi Solar Holdings Ltd. (a)	186,000	75,186
XPeng, Inc. Class A (c)	25,410	152,598
Yealink Network Technology Corp. Ltd. Class A	3,100	16,299
Yunnan Baiyao Group Co. Ltd. Class A	2,780	22,701
Zangge Mining Co. Ltd. Class A	3,700	13,975
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	11,687
Zhejiang Expressway Co. Ltd. Class H	62,960	45,307
Zhejiang Leapmotor Technology Co. Ltd. (b) (c)	13,100	54,893
Zhuzhou CRRC Times Electric Co. Ltd. Class H	19,000	80,227
		4,507,363
COLOMBIA — 0.0% (d)
Interconexion Electrica SA ESP	4,025	15,257
DENMARK — 1.2%
Coloplast AS Class B	123	13,428
Genmab AS (c)	70	14,507
Novo Nordisk AS Class B	7,669	664,712
Novonesis (Novozymes) B Class B	5,174	292,913
Orsted AS (b) (c)	1,701	76,575
Rockwool AS Class B	363	128,635
Tryg AS	895	18,828
Vestas Wind Systems AS (c)	38,445	523,590
		1,733,188
EGYPT — 0.0% (d)
Talaat Moustafa Group	12,180	13,419
FINLAND — 0.5%
Kesko OYJ Class B (a)	10,484	197,366
Nordea Bank Abp	29,006	315,375
Orion OYJ Class B	925	40,976
Sampo OYJ Class A	4,116	167,842

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wartsila OYJ Abp	1,763	$31,236
		752,795
FRANCE — 2.1%
Alstom SA (c)	10,470	233,747
Capgemini SE	156	25,547
Covivio SA REIT	2,154	108,758
Dassault Systemes SE	14,875	516,003
Edenred SE	881	28,965
EssilorLuxottica SA	599	146,134
Gecina SA REIT	1,777	166,435
Getlink SE	11,623	185,409
Hermes International SCA	39	93,773
Ipsen SA	136	15,590
Kering SA	131	32,319
Klepierre SA REIT	8,160	234,901
Legrand SA	1,343	130,779
L'Oreal SA	582	206,020
LVMH Moet Hennessy Louis Vuitton SE	498	327,714
Pernod Ricard SA	847	95,600
Sartorius Stedim Biotech	79	15,436
Unibail-Rodamco-Westfield REIT (c)	3,172	238,856
Vinci SA	2,689	277,722
		3,079,708
GERMANY — 1.0%
Allianz SE	778	238,383
Beiersdorf AG	195	25,038
Carl Zeiss Meditec AG	248	11,690
Deutsche Boerse AG	242	55,731
Infineon Technologies AG	984	31,994
Knorr-Bremse AG	201	14,642
LEG Immobilien SE	400	33,882
Merck KGaA	273	39,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	208	104,914
SAP SE	3,010	736,513
Sartorius AG Preference Shares	80	17,827
Siemens AG	506	98,798
Vonovia SE	4,076	123,751
		1,532,712
GREECE — 0.0% (d)
Jumbo SA	990	26,203
HONG KONG — 0.4%
AIA Group Ltd.	24,400	176,844
China Common Rich Renewable Energy Investments Ltd. (a) (c) (e)	24,000	—
Henderson Land Development Co. Ltd.	54,000	164,059
Hong Kong Exchanges & Clearing Ltd.	2,933	111,310
Hongkong Land Holdings Ltd.	20,400	90,780
Security Description	Shares	Value
Prudential PLC	2,012	$16,051
		559,044
INDIA — 1.9%
ABB India Ltd.	970	78,315
Adani Green Energy Ltd. (c)	7,944	96,565
Asian Paints Ltd.	520	13,856
Avenue Supermarts Ltd. (b) (c)	353	14,686
Bajaj Finance Ltd.	478	38,094
Bajaj Finserv Ltd.	1,880	34,434
Bajaj Holdings & Investment Ltd.	558	77,474
Bharat Electronics Ltd.	57,809	197,944
Bharti Airtel Ltd.	2,483	46,048
Cholamandalam Investment & Finance Co. Ltd.	1,266	17,537
Colgate-Palmolive India Ltd.	2,409	75,428
Dabur India Ltd.	4,899	29,012
Divi's Laboratories Ltd.	316	22,511
DLF Ltd.	8,987	86,591
Dr. Reddy's Laboratories Ltd.	1,145	18,570
Godrej Properties Ltd. (c)	2,373	77,235
Havells India Ltd.	5,553	108,649
HCL Technologies Ltd.	2,087	46,740
HDFC Asset Management Co. Ltd. (b)	2,211	108,442
HDFC Bank Ltd.	10,382	214,986
Hindustan Unilever Ltd.	2,583	70,202
Infosys Ltd.	85	1,866
Infosys Ltd. ADR (a)	8,035	176,127
Kotak Mahindra Bank Ltd.	1,536	32,044
Macrotech Developers Ltd. (b)	1,877	30,461
PI Industries Ltd.	1,046	45,030
Sun Pharmaceutical Industries Ltd.	3,243	71,454
Suzlon Energy Ltd. (c)	226,650	164,718
Tata Consultancy Services Ltd.	3,233	154,630
Tata Consumer Products Ltd.	1,918	20,492
Tata Elxsi Ltd.	502	39,852
Tech Mahindra Ltd.	2,936	58,512
Thermax Ltd.	1,301	61,389
Titan Co. Ltd.	612	23,255
Torrent Pharmaceuticals Ltd.	1,701	66,758
Trent Ltd.	2,225	185,127
Wipro Ltd.	943	3,325
Wipro Ltd. ADR (a)	31,422	111,234
Zomato Ltd. (c)	15,475	50,259
		2,769,852
INDONESIA — 0.0% (d)
Amman Mineral Internasional PT (c)	41,200	21,694
Bank Central Asia Tbk. PT	46,300	27,832
		49,526
IRELAND — 0.6%
Accenture PLC Class A	1,627	572,362

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kingspan Group PLC	3,330	$242,927
		815,289
ISRAEL — 0.1%
Azrieli Group Ltd.	570	47,072
Bank Hapoalim BM	2,613	31,568
Nice Ltd. (c)	233	39,724
Teva Pharmaceutical Industries Ltd. ADR (c)	1,372	30,239
		148,603
ITALY — 0.5%
Amplifon SpA	1,068	27,482
Davide Campari-Milano NV (a)	2,474	15,417
DiaSorin SpA	133	13,712
FinecoBank Banca Fineco SpA	1,594	27,713
Mediobanca Banca di Credito Finanziario SpA	6,588	96,018
Moncler SpA	312	16,471
Recordati Industria Chimica e Farmaceutica SpA	677	35,472
Terna - Rete Elettrica Nazionale	53,274	420,359
UniCredit SpA	1,230	49,068
		701,712
JAPAN — 3.9%
Advantest Corp.	600	35,116
Astellas Pharma, Inc.	11,300	110,332
Central Japan Railway Co.	29,300	552,777
Chugai Pharmaceutical Co. Ltd.	5,300	236,031
Daiichi Sankyo Co. Ltd.	4,800	132,919
Daiwa House Industry Co. Ltd.	7,200	222,560
East Japan Railway Co.	34,200	608,227
Eisai Co. Ltd.	500	13,773
FANUC Corp.	11,100	294,875
Fast Retailing Co. Ltd.	600	205,472
Fujitsu Ltd.	1,600	28,501
Hikari Tsushin, Inc.	200	43,879
Hoya Corp.	700	88,257
Japan Exchange Group, Inc.	8,100	91,225
Japan Real Estate Investment Corp. REIT (a)	240	164,775
Keyence Corp.	400	164,495
Kikkoman Corp.	1,200	13,458
Kyowa Kirin Co. Ltd.	800	12,092
Lasertec Corp.	100	9,662
LY Corp.	5,500	14,677
M3, Inc. (a)	1,500	13,334
Mitsubishi Estate Co. Ltd.	5,400	75,609
Mitsubishi UFJ Financial Group, Inc.	10,800	126,857
Murata Manufacturing Co. Ltd.	2,500	40,715
NEC Corp.	1,600	139,679
Nexon Co. Ltd. (a)	1,000	15,122
Nintendo Co. Ltd.	600	35,368
Nippon Building Fund, Inc. REIT (a)	290	225,859
NTT Data Group Corp.	900	17,352
Security Description	Shares	Value
Obic Co. Ltd.	500	$14,931
Olympus Corp.	1,200	18,100
Ono Pharmaceutical Co. Ltd. (a)	7,600	79,042
Oracle Corp. Japan	500	48,215
Oriental Land Co. Ltd.	1,000	21,774
ORIX Corp.	3,600	78,066
Recruit Holdings Co. Ltd.	2,300	163,104
Renesas Electronics Corp. (c)	1,700	22,137
SBI Holdings, Inc.	3,600	91,214
Shionogi & Co. Ltd.	5,400	76,245
Shizuoka Financial Group, Inc.	9,800	80,097
SoftBank Group Corp.	1,600	93,510
Sony Group Corp.	12,500	267,959
Sysmex Corp. (a)	1,000	18,558
Terumo Corp.	5,700	111,055
TIS, Inc.	3,700	87,980
Tokio Marine Holdings, Inc.	4,200	153,077
Tokyo Electron Ltd.	300	46,166
West Japan Railway Co.	16,600	295,433
Yaskawa Electric Corp.	5,100	131,978
Yokogawa Electric Corp.	8,700	188,105
		5,819,744
KUWAIT — 0.2%
Boubyan Bank KSCP	17,307	31,493
National Bank of Kuwait SAKP	62,294	181,042
		212,535
LUXEMBOURG — 0.0% (d)
Eurofins Scientific SE	320	16,339
Reinet Investments SCA	1,481	35,095
		51,434
MALAYSIA — 0.0% (d)
Gamuda Bhd.	58,652	62,174
MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	110,339	109,953
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,514	44,317
Grupo Aeroportuario del Sureste SAB de CV Class B	1,745	44,872
Grupo Financiero Banorte SAB de CV Class O	2,217	14,284
Grupo Mexico SAB de CV	18,053	85,895
Prologis Property Mexico SA de CV REIT	41,101	114,471
Promotora y Operadora de Infraestructura SAB de CV	7,297	61,987
Southern Copper Corp.	1,149	104,708
		580,487
NETHERLANDS — 0.7%
Adyen NV (b) (c)	32	47,616
Akzo Nobel NV	3,983	239,050
ASML Holding NV	693	487,036
EXOR NV	984	90,227
NN Group NV	2,243	97,713

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Universal Music Group NV (a)	1,484	$37,987
		999,629
NEW ZEALAND — 0.2%
Mercury NZ Ltd.	18,394	60,286
Meridian Energy Ltd.	35,019	115,950
Xero Ltd. (c)	384	40,076
		216,312
NORWAY — 0.2%
DNB Bank ASA	8,189	163,602
Gjensidige Forsikring ASA	7,681	135,937
Salmar ASA	1,280	60,915
		360,454
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,756	58,624
Budimex SA	131	14,798
Powszechna Kasa Oszczednosci Bank Polski SA	6,818	98,640
Powszechny Zaklad Ubezpieczen SA	8,811	97,782
Santander Bank Polska SA	969	107,349
		377,193
PORTUGAL — 0.0% (d)
EDP SA	6,830	21,861
QATAR — 0.1%
Mesaieed Petrochemical Holding Co.	99,756	40,960
Qatar International Islamic Bank QSC	13,897	41,603
Qatar Islamic Bank QPSC	9,245	54,236
		136,799
ROMANIA — 0.1%
NEPI Rockcastle NV	23,356	170,795
RUSSIA — 0.0%
Alrosa PJSC (e)	15,622	—
Moscow Exchange MICEX-RTS PJSC (e)	29,855	—
Polyus PJSC GDR (c) (e)	234	—
Sberbank of Russia PJSC (e)	32,012	—
United Co. RUSAL International PJSC (c) (e)	46,750	—
VK IPJSC GDR (c) (e)	1,325	—
VTB Bank PJSC (c) (e)	2,596	—
		—
SAUDI ARABIA — 0.7%
Al Rajhi Bank	10,349	260,557
Alinma Bank	12,708	97,913
Arab National Bank	8,309	46,616
Bank AlBilad	11,349	117,948
Banque Saudi Fransi	11,210	47,258
Dar Al Arkan Real Estate Development Co. (c)	20,318	81,653
Security Description	Shares	Value
Dr. Sulaiman Al Habib Medical Services Group Co.	279	$20,821
Elm Co.	79	23,443
Etihad Etisalat Co.	3,779	53,707
Riyad Bank	7,812	59,462
Saudi Awwal Bank	8,764	78,487
Saudi National Bank	10,260	91,202
Saudi Research & Media Group (c)	323	23,640
Saudi Tadawul Group Holding Co.	1,113	64,219
Saudi Telecom Co.	1,414	15,053
		1,081,979
SINGAPORE — 0.4%
CapitaLand Ascendas REIT	142,000	267,512
CapitaLand Integrated Commercial Trust REIT	221,330	313,126
Genting Singapore Ltd.	58,500	32,805
Singapore Exchange Ltd.	3,400	31,752
STMicroelectronics NV	585	14,705
		659,900
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	311	51,658
Discovery Ltd.	4,732	48,842
Gold Fields Ltd.	2,759	36,129
Naspers Ltd. Class N	598	132,251
		268,880
SOUTH KOREA — 0.7%
Amorepacific Corp.	192	13,668
Ecopro BM Co. Ltd. (c)	403	30,085
Ecopro Co. Ltd. (c)	301	11,757
Enchem Co. Ltd. (c)	293	26,451
HLB, Inc. (c)	512	25,423
Kakao Corp.	641	16,633
KakaoBank Corp.	1,056	15,100
KB Financial Group, Inc.	317	17,851
L&F Co. Ltd. (c)	251	13,810
LG Energy Solution Ltd. (c)	1,783	421,481
NAVER Corp. (c)	227	30,670
NH Investment & Securities Co. Ltd.	5,053	47,882
Posco DX Co. Ltd.	2,051	26,582
Samsung Electronics Co. Ltd.	608	21,972
Samsung SDI Co. Ltd. (c)	694	116,676
SK Biopharmaceuticals Co. Ltd. (c)	218	16,452
SK Hynix, Inc.	721	85,169
SK Square Co. Ltd. (c)	1,352	72,828
Yuhan Corp.	360	29,223
		1,039,713
SPAIN — 0.6%
Aena SME SA (b)	431	88,100
Amadeus IT Group SA	1,027	72,528
EDP Renovaveis SA	12,032	125,090
Industria de Diseno Textil SA	5,087	261,483

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Redeia Corp. SA (a)	15,349	$262,249
		809,450
SWEDEN — 0.6%
Atlas Copco AB Class A	4,002	61,157
Epiroc AB Class A	5,128	89,363
Epiroc AB Class B	2,123	33,125
H & M Hennes & Mauritz AB Class B (a)	2,552	34,437
Hexagon AB Class B	3,211	30,688
Holmen AB Class B (a)	404	14,852
Industrivarden AB Class C	691	21,832
L E Lundbergforetagen AB Class B	2,824	128,047
Nibe Industrier AB Class B (a)	9,447	36,970
Skandinaviska Enskilda Banken AB Class A	5,910	81,007
Skanska AB Class B	1,106	23,293
Svenska Cellulosa AB SCA Class B	23,031	292,753
Svenska Handelsbanken AB Class A	1,792	18,521
Tele2 AB Class B	5,109	50,516
		916,561
SWITZERLAND — 2.4%
ABB Ltd.	13,480	729,891
Alcon AG	1,043	88,504
Baloise Holding AG	1,655	299,681
Banque Cantonale Vaudoise	158	14,558
Chocoladefabriken Lindt & Spruengli AG	1	110,345
Geberit AG	290	164,672
Givaudan SA	30	131,288
Julius Baer Group Ltd.	1,099	71,136
Novartis AG	5,933	580,698
Partners Group Holding AG	195	264,662
Sandoz Group AG	1,199	49,177
Sonova Holding AG	136	44,465
Straumann Holding AG	340	42,864
Swiss Life Holding AG	58	44,774
Swiss Prime Site AG	2,899	316,051
Swisscom AG	490	272,778
TE Connectivity PLC	1,094	156,409
UBS Group AG	927	28,365
Zurich Insurance Group AG	338	200,954
		3,611,272
TAIWAN — 1.4%
Accton Technology Corp.	6,000	141,470
Advantech Co. Ltd.	2,499	26,412
Cathay Financial Holding Co. Ltd.	45,712	95,232
Delta Electronics, Inc.	12,000	157,575
E Ink Holdings, Inc.	2,000	16,654
Fortune Electric Co. Ltd.	1,100	18,890
MediaTek, Inc.	2,000	86,321
Novatek Microelectronics Corp.	1,000	15,312
Taiwan High Speed Rail Corp.	77,000	65,293
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	$1,409,965
Voltronic Power Technology Corp.	2,000	113,468
		2,146,592
THAILAND — 0.2%
Bangkok Expressway & Metro PCL	57,300	11,932
Bangkok Expressway & Metro PCL NVDR	208,000	43,314
Delta Electronics Thailand PCL	10,700	47,859
Delta Electronics Thailand PCL NVDR	18,600	83,194
Krungthai Card PCL NVDR	27,185	39,867
		226,166
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	52,518	107,678
Coca-Cola Icecek AS	11,126	18,863
Turkcell Iletisim Hizmetleri AS	10,809	28,367
Yapi ve Kredi Bankasi AS	18,993	16,447
		171,355
UNITED ARAB EMIRATES — 0.0% (d)
Multiply Group PJSC (c)	76,034	42,850
UNITED KINGDOM — 2.0%
3i Group PLC	12,638	564,104
Admiral Group PLC	477	15,795
Ashtead Group PLC	2,053	127,659
AstraZeneca PLC	3,282	430,274
AstraZeneca PLC ADR	546	35,774
Aviva PLC	17,434	102,359
Barclays PLC	18,649	62,629
Berkeley Group Holdings PLC	3,943	192,590
Bunzl PLC	1,888	77,935
Coca-Cola Europacific Partners PLC	565	43,398
Compass Group PLC	1,493	49,775
Diageo PLC	5,417	172,150
Halma PLC	3,571	120,261
Hargreaves Lansdown PLC	1,361	18,716
HSBC Holdings PLC	12,073	118,739
Informa PLC	9,520	95,192
Land Securities Group PLC REIT	16,742	122,451
Lloyds Banking Group PLC	31,289	21,466
London Stock Exchange Group PLC	532	75,189
Next PLC	543	64,591
Pearson PLC	1,695	27,215
RELX PLC (f)	1,866	84,809
RELX PLC (f)	610	27,616
Schroders PLC	3,992	16,179
Segro PLC REIT	39,745	349,034
WPP PLC	1,453	15,057
		3,030,957

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 67.1%
3M Co.	125	$16,136
Abbott Laboratories	2,553	288,770
AbbVie, Inc.	3,060	543,762
Adobe, Inc. (c)	1,051	467,359
Advanced Micro Devices, Inc. (c)	3,468	418,900
AECOM	4,966	530,468
Aflac, Inc.	3,815	394,624
Agilent Technologies, Inc.	661	88,799
Airbnb, Inc. Class A (c)	528	69,384
Align Technology, Inc. (c)	171	35,655
Allegion PLC	989	129,243
Allstate Corp.	1,074	207,056
Ally Financial, Inc.	656	23,623
Alnylam Pharmaceuticals, Inc. (c)	210	49,415
Alphabet, Inc. Class A	8,974	1,698,778
Alphabet, Inc. Class C	12,490	2,378,596
Amazon.com, Inc. (c)	17,594	3,859,948
American Express Co.	1,885	559,449
American Financial Group, Inc.	799	109,407
American International Group, Inc.	2,851	207,553
American Tower Corp. REIT	817	149,846
Ameriprise Financial, Inc.	433	230,542
AMETEK, Inc.	1,264	227,849
Amgen, Inc.	1,098	286,183
Amphenol Corp. Class A	2,417	167,861
Analog Devices, Inc.	3,370	715,990
Annaly Capital Management, Inc. REIT	4,037	73,877
ANSYS, Inc. (c)	72	24,288
Aon PLC Class A	416	149,411
Apollo Global Management, Inc.	1,622	267,889
Apple, Inc.	29,816	7,466,523
Applied Materials, Inc.	1,049	170,599
AppLovin Corp. Class A (c)	52	16,839
Arch Capital Group Ltd.	1,834	169,370
Arista Networks, Inc. (c)	992	109,646
Arthur J Gallagher & Co.	372	105,592
Assurant, Inc.	597	127,292
AT&T, Inc.	11,967	272,489
Autodesk, Inc. (c)	570	168,475
Automatic Data Processing, Inc.	1,030	301,512
AutoZone, Inc. (c)	28	89,656
AvalonBay Communities, Inc. REIT	786	172,896
Avantor, Inc. (c)	2,043	43,046
Axon Enterprise, Inc. (c)	152	90,337
Bank of America Corp.	13,966	613,806
Bank of New York Mellon Corp.	2,472	189,924
Becton Dickinson & Co.	729	165,388
Biogen, Inc. (c)	299	45,723
BioMarin Pharmaceutical, Inc. (c)	379	24,912
Bio-Rad Laboratories, Inc. Class A (c)	51	16,754
Bio-Techne Corp.	232	16,711
Security Description	Shares	Value
Blackrock, Inc.	395	$404,918
Blackstone, Inc.	1,624	280,010
Block, Inc. CDI (c)	454	39,629
Block, Inc. (c)	219	18,613
Booking Holdings, Inc.	71	352,758
Booz Allen Hamilton Holding Corp.	256	32,947
Boston Scientific Corp. (c)	5,227	466,876
Bristol-Myers Squibb Co.	6,434	363,907
Broadcom, Inc.	9,088	2,106,962
Broadridge Financial Solutions, Inc.	562	127,063
Brown & Brown, Inc.	747	76,209
Brown-Forman Corp. Class B	1,886	71,630
Burlington Stores, Inc. (c)	157	44,754
BXP, Inc. REIT	5,213	387,639
Capital One Financial Corp.	1,135	202,393
Carlyle Group, Inc.	462	23,326
Carrier Global Corp.	616	42,048
Cboe Global Markets, Inc.	243	47,482
CDW Corp.	1,140	198,406
Charles Schwab Corp.	3,453	255,557
Charter Communications, Inc. Class A (c)	290	99,403
Chipotle Mexican Grill, Inc. (c)	1,868	112,640
Chubb Ltd.	1,231	340,125
Church & Dwight Co., Inc.	1,388	145,337
Cincinnati Financial Corp.	666	95,704
Cintas Corp.	276	50,425
Cisco Systems, Inc.	10,508	622,074
Citigroup, Inc.	248	17,457
Clorox Co.	108	17,540
CME Group, Inc.	843	195,770
Cognizant Technology Solutions Corp. Class A	1,548	119,041
Coinbase Global, Inc. Class A (c)	175	43,452
Comcast Corp. Class A	8,917	334,655
Constellation Brands, Inc. Class A	219	48,399
Cooper Cos., Inc. (c)	360	33,095
Copart, Inc. (c)	1,090	62,555
Corning, Inc.	5,305	252,094
Corpay, Inc. (c)	191	64,638
CoStar Group, Inc. (c)	527	37,728
Crowdstrike Holdings, Inc. Class A (c)	81	27,715
Crown Castle, Inc. REIT	514	46,651
CSL Ltd.	854	148,887
CSX Corp.	3,869	124,853
Danaher Corp.	1,238	284,183
Deere & Co.	533	225,832
Dexcom, Inc. (c)	736	57,239
Digital Realty Trust, Inc. REIT	5,780	1,024,967
Discover Financial Services	782	135,466
DocuSign, Inc. (c)	277	24,913
DoorDash, Inc. Class A (c)	191	32,040
Eaton Corp. PLC	1,197	397,248

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
eBay, Inc.	3,367	$208,586
Ecolab, Inc.	358	83,887
Edison International	14,722	1,175,404
Edwards Lifesciences Corp. (c)	2,417	178,930
Electronic Arts, Inc.	118	17,263
Elevance Health, Inc.	649	239,416
Eli Lilly & Co.	1,866	1,440,552
Enphase Energy, Inc. (c)	5,146	353,427
EPAM Systems, Inc. (c)	75	17,536
Equifax, Inc.	157	40,011
Equinix, Inc. REIT	1,470	1,386,048
Equitable Holdings, Inc.	3,273	154,387
Equity Residential REIT	1,492	107,066
Erie Indemnity Co. Class A	115	47,406
Essex Property Trust, Inc. REIT	486	138,724
Estee Lauder Cos., Inc. Class A	770	57,735
Everest Group Ltd.	120	43,495
Exact Sciences Corp. (c)	258	14,497
Experian PLC	1,900	81,976
Extra Space Storage, Inc. REIT	383	57,297
F5, Inc. (c)	1,155	290,448
FactSet Research Systems, Inc.	39	18,731
Fastenal Co.	3,144	226,085
Ferrovial SE	18,130	762,209
Fidelity National Information Services, Inc.	1,147	92,643
First Solar, Inc. (c)	2,215	390,372
Fiserv, Inc. (c)	1,291	265,197
Fortinet, Inc. (c)	1,377	130,099
Fortive Corp.	1,919	143,925
Fox Corp. Class A	1,248	60,628
Fox Corp. Class B	1,140	52,144
Garmin Ltd.	571	117,774
Gartner, Inc. (c)	92	44,571
General Mills, Inc.	1,992	127,030
Gilead Sciences, Inc.	1,062	98,097
Global Payments, Inc.	611	68,469
GoDaddy, Inc. Class A (c)	255	50,329
Goldman Sachs Group, Inc.	155	88,756
GSK PLC	9,115	153,711
Haleon PLC	17,295	81,746
Hartford Financial Services Group, Inc.	1,552	169,789
Healthpeak Properties, Inc. REIT	3,378	68,472
Hershey Co.	449	76,038
Hewlett Packard Enterprise Co.	4,821	102,928
Hilton Worldwide Holdings, Inc.	148	36,580
Hologic, Inc. (c)	891	64,232
Home Depot, Inc.	2,142	833,217
Humana, Inc.	313	79,411
Huntington Bancshares, Inc.	1,632	26,553
IDEX Corp.	280	58,601
IDEXX Laboratories, Inc. (c)	231	95,505
Illinois Tool Works, Inc.	1,821	461,733
Illumina, Inc. (c)	404	53,987
Incyte Corp. (c)	275	18,994
Security Description	Shares	Value
Insulet Corp. (c)	122	$31,851
Intel Corp.	11,209	224,740
Intercontinental Exchange, Inc.	1,205	179,557
International Business Machines Corp.	4,349	956,041
Interpublic Group of Cos., Inc.	738	20,679
Intuit, Inc.	680	427,380
Intuitive Surgical, Inc. (c)	864	450,973
IQVIA Holdings, Inc. (c)	811	159,370
Iron Mountain, Inc. REIT	760	79,884
Jack Henry & Associates, Inc.	88	15,426
Johnson & Johnson	5,991	866,418
JPMorgan Chase & Co.	6,639	1,591,435
Juniper Networks, Inc.	5,607	209,982
Kenvue, Inc.	744	15,884
Keurig Dr. Pepper, Inc.	3,719	119,454
Keysight Technologies, Inc. (c)	652	104,731
KKR & Co., Inc.	1,266	187,254
KLA Corp.	362	228,103
Labcorp Holdings, Inc.	158	36,233
Lam Research Corp.	2,162	156,161
Liberty Media Corp.-Liberty Formula One Class C (c)	736	68,198
Linde PLC	252	105,505
Lowe's Cos., Inc.	1,391	343,299
Lululemon Athletica, Inc. (c)	375	143,404
M&T Bank Corp.	679	127,659
Markel Group, Inc. (c)	66	113,931
MarketAxess Holdings, Inc.	72	16,275
Marriott International, Inc. Class A	124	34,589
Marsh & McLennan Cos., Inc.	1,342	285,054
Marvell Technology, Inc.	2,148	237,247
Masco Corp.	229	16,619
Mastercard, Inc. Class A	1,862	980,473
Match Group, Inc. (c)	537	17,565
McCormick & Co., Inc.	177	13,494
McDonald's Corp.	1,836	532,238
Medtronic PLC	3,853	307,778
Merck & Co., Inc.	7,284	724,612
Meta Platforms, Inc. Class A	4,374	2,561,021
MetLife, Inc.	3,899	319,250
Mettler-Toledo International, Inc. (c)	75	91,776
Micron Technology, Inc.	1,388	116,814
Microsoft Corp.	14,589	6,149,263
MicroStrategy, Inc. Class A (a) (c)	147	42,574
Moderna, Inc. (c)	498	20,707
Molina Healthcare, Inc. (c)	88	25,612
Monster Beverage Corp. (c)	804	42,258
Moody's Corp.	702	332,306
Morgan Stanley	2,975	374,017
Motorola Solutions, Inc.	828	382,726
Nasdaq, Inc.	801	61,925
NetApp, Inc.	728	84,506
Netflix, Inc. (c)	890	793,275
Neurocrine Biosciences, Inc. (c)	164	22,386

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Newmont Corp.	3,067	$114,154
NIKE, Inc. Class B	2,268	171,620
Norfolk Southern Corp.	214	50,226
Northern Trust Corp.	646	66,215
NVIDIA Corp.	50,036	6,719,334
NVR, Inc. (c)	5	40,894
Old Dominion Freight Line, Inc.	164	28,930
Omnicom Group, Inc.	498	42,848
Oracle Corp.	4,836	805,871
O'Reilly Automotive, Inc. (c)	112	132,810
Palantir Technologies, Inc. Class A (c)	1,961	148,310
Palo Alto Networks, Inc. (c)	1,078	196,153
Parker-Hannifin Corp.	446	283,669
Paychex, Inc.	853	119,608
Paycom Software, Inc.	79	16,193
PayPal Holdings, Inc. (c)	2,227	190,074
Pentair PLC	3,276	329,697
Pfizer, Inc.	11,313	300,134
Pinterest, Inc. Class A (c)	718	20,822
PNC Financial Services Group, Inc.	1,351	260,540
Pool Corp.	106	36,140
PPG Industries, Inc.	1,270	151,701
Progressive Corp.	1,276	305,742
Prologis, Inc. REIT	2,799	295,854
Prudential Financial, Inc.	1,709	202,568
Public Storage REIT	481	144,031
Qiagen NV (c)	358	15,957
QUALCOMM, Inc.	2,449	376,215
Quanta Services, Inc.	1,138	359,665
Quest Diagnostics, Inc.	191	28,814
Raymond James Financial, Inc.	338	52,502
Realty Income Corp. REIT	1,759	93,948
Regency Centers Corp. REIT	1,509	111,560
Regeneron Pharmaceuticals, Inc. (c)	201	143,178
Regions Financial Corp.	3,996	93,986
Reliance, Inc.	409	110,127
ResMed, Inc.	480	109,771
Revvity, Inc.	945	105,471
Rivian Automotive, Inc. Class A (a) (c)	13,337	177,382
Roche Holding AG	1,523	429,381
Rockwell Automation, Inc.	446	127,462
Rollins, Inc.	527	24,426
Roper Technologies, Inc.	68	35,350
Ross Stores, Inc.	971	146,883
Royalty Pharma PLC Class A	976	24,898
S&P Global, Inc.	1,136	565,762
Salesforce, Inc.	2,311	772,637
Sanofi SA	2,456	238,398
SBA Communications Corp. REIT	88	17,934
Schneider Electric SE	4,813	1,200,612
SEI Investments Co.	383	31,590
ServiceNow, Inc. (c)	647	685,898
Security Description	Shares	Value
Sherwin-Williams Co.	2,230	$758,044
Simon Property Group, Inc. REIT	1,256	216,296
Snap, Inc. Class A (c)	1,580	17,017
Snap-on, Inc.	77	26,140
Snowflake, Inc. Class A (c)	277	42,772
Starbucks Corp.	2,286	208,597
State Street Corp. (g)	279	27,384
Steel Dynamics, Inc.	96	10,951
STERIS PLC	178	36,590
Stryker Corp.	949	341,687
Sun Communities, Inc. REIT	116	14,265
Super Micro Computer, Inc. (c)	769	23,439
Swiss Re AG	989	143,180
Synchrony Financial	2,049	133,185
T. Rowe Price Group, Inc.	608	68,759
Teledyne Technologies, Inc. (c)	337	156,412
Teleflex, Inc.	131	23,315
Teradyne, Inc.	492	61,953
Tesla, Inc. (c)	6,564	2,650,806
Texas Instruments, Inc.	1,971	369,582
Thermo Fisher Scientific, Inc.	926	481,733
TJX Cos., Inc.	4,521	546,182
T-Mobile U.S., Inc.	819	180,778
Trade Desk, Inc. Class A (c)	648	76,159
Tradeweb Markets, Inc. Class A	193	25,268
Trane Technologies PLC	71	26,224
TransUnion	198	18,357
Travelers Cos., Inc.	901	217,042
Trimble, Inc. (c)	1,472	104,012
U.S. Bancorp	3,678	175,919
Uber Technologies, Inc. (c)	3,461	208,768
U-Haul Holding Co.	939	60,143
Ulta Beauty, Inc. (c)	211	91,770
Union Pacific Corp.	1,350	307,854
United Parcel Service, Inc. Class B	434	54,727
United Rentals, Inc.	88	61,991
UnitedHealth Group, Inc.	1,944	983,392
Veeva Systems, Inc. Class A (c)	212	44,573
Ventas, Inc. REIT	1,223	72,022
Veralto Corp.	415	42,268
VeriSign, Inc. (c)	118	24,421
Verisk Analytics, Inc.	246	67,756
Verizon Communications, Inc.	7,479	299,085
Vertex Pharmaceuticals, Inc. (c)	449	180,812
Vertiv Holdings Co. Class A	286	32,492
VICI Properties, Inc. REIT	1,295	37,827
Visa, Inc. Class A	3,619	1,143,749
Vulcan Materials Co.	85	21,865
W.R. Berkley Corp.	1,804	105,570
Walmart, Inc.	4,603	415,881
Walt Disney Co.	3,764	419,121
Waste Management, Inc.	683	137,823
Waters Corp. (c)	82	30,420
Wells Fargo & Co.	5,115	359,278
Welltower, Inc. REIT	1,676	211,226

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	88	$28,825
Westinghouse Air Brake Technologies Corp.	649	123,044
Weyerhaeuser Co. REIT	7,341	206,649
Willis Towers Watson PLC	355	111,200
Workday, Inc. Class A (c)	151	38,963
WP Carey, Inc. REIT	369	20,103
WW Grainger, Inc.	219	230,837
Wynn Resorts Ltd.	148	12,752
Xylem, Inc.	6,299	730,810
Yum! Brands, Inc.	852	114,304
Zebra Technologies Corp. Class A (c)	57	22,015
Zillow Group, Inc. Class C (c)	318	23,548
Zimmer Biomet Holdings, Inc.	620	65,491
Zoetis, Inc.	1,422	231,686
Zoom Communications, Inc. (c)	381	31,093
		100,158,110
TOTAL COMMON STOCKS (Cost $126,558,310)		147,979,784

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (h) (i)	946,411	946,411
State Street Navigator Securities Lending Portfolio II (g) (j)	1,737,443	1,737,443
TOTAL SHORT-TERM INVESTMENTS (Cost $2,683,854)		2,683,854
TOTAL INVESTMENTS — 101.0% (Cost $129,242,164)		150,663,638
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,445,047)
NET ASSETS — 100.0%		$149,218,591

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (long)	13	03/21/2025	$1,015,975	$977,567	$(38,408)
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$147,919,993	$59,791	$0(a)	$147,979,784
Short-Term Investments	2,683,854	—	—	2,683,854
TOTAL INVESTMENTS	$150,603,847	$59,791	$0	$150,663,638
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(38,408)	$—	$—	$(38,408)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(38,408)	$—	$—	$(38,408)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	251	$22,206	$3,408	$673	$124	$2,319	279	$27,384	$191
State Street Institutional U.S. Government Money Market Fund, Class G Shares	841,331	841,331	3,421,152	3,316,072	—	—	946,411	946,411	10,848
State Street Navigator Securities Lending Portfolio II	2,440,281	2,440,281	6,153,981	6,856,819	—	—	1,737,443	1,737,443	1,855
Total		$3,303,818	$9,578,541	$10,173,564	$124	$2,319		$2,711,238	$12,894
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 5.7%
ANZ Group Holdings Ltd.	60,886	$1,075,889
APA Group Stapled Security	26,314	113,557
Aristocrat Leisure Ltd.	11,561	489,321
ASX Ltd.	3,919	157,913
BlueScope Steel Ltd.	9,271	107,276
Brambles Ltd.	28,192	335,836
CAR Group Ltd.	7,641	170,455
Cochlear Ltd.	1,319	236,733
Coles Group Ltd. (a)	27,217	318,323
Commonwealth Bank of Australia	34,148	3,240,125
Computershare Ltd.	11,149	234,354
Endeavour Group Ltd. (a)	31,361	81,552
Fortescue Ltd.	34,642	391,437
Goodman Group REIT	35,208	776,918
GPT Group REIT	37,479	101,406
Insurance Australia Group Ltd.	47,313	247,826
Lottery Corp. Ltd.	46,101	141,005
Macquarie Group Ltd.	7,371	1,011,557
Medibank Pvt Ltd.	54,320	127,466
Mineral Resources Ltd.	3,576	75,832
Mirvac Group REIT (a)	78,860	91,549
National Australia Bank Ltd.	62,752	1,441,443
Northern Star Resources Ltd.	23,612	225,723
Orica Ltd.	9,841	101,023
Pro Medicus Ltd.	1,163	180,104
Qantas Airways Ltd. (b)	15,508	86,128
QBE Insurance Group Ltd.	30,804	366,188
Ramsay Health Care Ltd.	3,627	77,565
REA Group Ltd. (a)	1,057	152,688
Reece Ltd.	4,664	64,627
Scentre Group REIT	103,882	220,613
SEEK Ltd. (a)	7,224	100,950
Sonic Healthcare Ltd.	9,238	154,489
Stockland REIT	48,493	144,117
Suncorp Group Ltd.	25,594	301,243
Telstra Group Ltd.	83,306	206,832
Transurban Group Stapled Security	63,380	525,447
Treasury Wine Estates Ltd.	16,501	115,754
Vicinity Ltd. REIT	75,288	97,891
Wesfarmers Ltd.	23,052	1,020,923
Westpac Banking Corp.	70,276	1,406,288
WiseTech Global Ltd.	3,724	279,130
Woolworths Group Ltd.	24,952	471,041
		17,266,537
AUSTRIA — 0.2%
Erste Group Bank AG	6,816	421,078
Mondi PLC	8,704	129,939
Verbund AG	1,359	98,507
		649,524
BELGIUM — 0.8%
Ageas SA	3,262	158,419
Anheuser-Busch InBev SA	18,260	912,322
Security Description	Shares	Value
D'ieteren Group	417	$69,391
Elia Group SA (a)	617	47,534
Groupe Bruxelles Lambert NV	1,703	116,476
KBC Group NV	4,717	364,087
Lotus Bakeries NV	8	89,302
Sofina SA	290	65,585
Syensqo SA (a)	1,445	105,579
UCB SA	2,551	507,708
Warehouses De Pauw CVA REIT	3,603	70,887
		2,507,290
BRAZIL — 0.0% (c)
Yara International ASA	3,218	85,229
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	3,596	64,177
CHILE — 0.1%
Antofagasta PLC	7,958	158,469
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	74,000	237,682
Prosus NV	27,964	1,110,490
SITC International Holdings Co. Ltd.	27,000	71,950
Wharf Holdings Ltd.	22,000	61,882
Wilmar International Ltd.	40,500	92,032
Yangzijiang Shipbuilding Holdings Ltd.	52,300	114,629
		1,688,665
DENMARK — 3.1%
AP Moller - Maersk AS Class A	61	97,748
AP Moller - Maersk AS Class B	94	155,392
Carlsberg AS Class B	1,930	184,917
Coloplast AS Class B	2,531	276,310
Danske Bank AS	14,173	400,889
Demant AS (b)	1,938	71,098
DSV AS	4,181	887,685
Genmab AS (b)	1,317	272,942
Novo Nordisk AS Class B	65,685	5,693,259
Novonesis (Novozymes) B Class B	7,215	408,459
Orsted AS (b) (d)	3,404	153,240
Pandora AS	1,685	308,146
Rockwool AS Class B	190	67,329
Tryg AS	6,913	145,429
Vestas Wind Systems AS (b)	20,828	283,661
Zealand Pharma AS (b)	1,341	133,232
		9,539,736
FINLAND — 1.1%
Elisa OYJ	2,899	125,480
Fortum OYJ (a)	9,102	127,380
Kesko OYJ Class B (a)	5,695	107,211
Kone OYJ Class B	6,837	332,747
Metso OYJ	12,691	118,011
Neste OYJ (a)	8,225	103,268
Nokia OYJ	109,436	484,390

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Nordea Bank Abp (e)	62,610	$681,674
Nordea Bank Abp (e)	1,689	18,364
Orion OYJ Class B	2,085	92,363
Sampo OYJ Class A	10,143	413,611
Stora Enso OYJ Class R (a)	11,307	113,782
UPM-Kymmene OYJ	10,690	294,006
Wartsila OYJ Abp	10,214	180,966
		3,193,253
FRANCE — 9.1%
Accor SA	4,028	196,204
Aeroports de Paris SA	684	79,115
Air Liquide SA	11,807	1,918,527
Airbus SE	12,132	1,944,453
Alstom SA (b)	7,193	160,586
Amundi SA (d)	1,205	80,107
Arkema SA	1,234	93,983
AXA SA	35,989	1,278,990
BioMerieux	802	85,954
BNP Paribas SA	20,690	1,268,759
Bollore SE	14,575	89,649
Bouygues SA	3,696	109,229
Bureau Veritas SA	6,580	199,911
Capgemini SE	3,173	519,624
Carrefour SA	11,512	163,671
Cie de Saint-Gobain SA	9,241	820,068
Cie Generale des Etablissements Michelin SCA	13,523	445,298
Covivio SA REIT	1,029	51,955
Credit Agricole SA	21,933	301,837
Danone SA	13,136	885,784
Dassault Aviation SA	382	78,005
Dassault Systemes SE	13,676	474,410
Edenred SE	5,055	166,194
Eiffage SA	1,493	130,977
EssilorLuxottica SA	6,073	1,481,592
Eurazeo SE	909	67,724
Gecina SA REIT	915	85,700
Getlink SE	5,854	93,382
Hermes International SCA	646	1,553,262
Ipsen SA	764	87,577
Kering SA	1,507	371,789
Klepierre SA REIT	4,496	129,426
La Francaise des Jeux SACA (d)	2,001	77,121
Legrand SA	5,299	516,008
L'Oreal SA	4,904	1,735,946
LVMH Moet Hennessy Louis Vuitton SE	5,612	3,693,034
Orange SA	38,091	379,759
Pernod Ricard SA	4,141	467,393
Publicis Groupe SA	4,647	495,633
Renault SA	3,890	189,522
Rexel SA	4,638	118,145
Safran SA	7,419	1,629,432
Sartorius Stedim Biotech	579	113,136
SEB SA	541	49,018
Societe Generale SA	14,657	412,216
Security Description	Shares	Value
Sodexo SA	1,832	$150,909
Teleperformance SE	1,152	99,154
Thales SA	1,909	274,079
Unibail-Rodamco-Westfield CDI	763	2,844
Unibail-Rodamco-Westfield REIT (b)	2,360	177,712
Veolia Environnement SA	14,242	399,807
Vinci SA	10,229	1,056,459
		27,451,069
GERMANY — 9.8%
adidas AG	3,316	813,104
Allianz SE	7,996	2,450,010
BASF SE	18,163	798,579
Bayer AG	19,754	395,073
Bayerische Motoren Werke AG	5,868	479,907
Bayerische Motoren Werke AG Preference Shares	1,131	84,791
Bechtle AG	1,546	49,787
Beiersdorf AG	2,027	260,271
Brenntag SE	2,707	162,243
Carl Zeiss Meditec AG	770	36,295
Commerzbank AG	19,184	312,378
Continental AG	2,225	149,345
Covestro AG (b)	3,869	232,368
CTS Eventim AG & Co. KGaA	1,207	102,050
Daimler Truck Holding AG	10,145	387,115
Deutsche Bank AG	38,680	666,484
Deutsche Boerse AG	3,853	887,327
Deutsche Lufthansa AG	12,184	77,920
Deutsche Post AG	20,763	730,573
Deutsche Telekom AG	71,261	2,131,815
Dr. Ing hc F Porsche AG Preference Shares (d)	2,300	139,136
E.ON SE	46,040	536,099
Evonik Industries AG	5,130	88,872
Fresenius Medical Care AG	4,240	193,885
Fresenius SE & Co. KGaA (b)	8,701	302,192
GEA Group AG	3,252	161,031
Hannover Rueck SE	1,216	303,963
Heidelberg Materials AG	2,809	347,010
Henkel AG & Co. KGaA	2,078	160,092
Henkel AG & Co. KGaA Preference Shares	3,436	301,361
Infineon Technologies AG	26,566	863,786
Knorr-Bremse AG	1,490	108,543
LEG Immobilien SE	1,512	128,072
Mercedes-Benz Group AG	15,221	847,960
Merck KGaA	2,657	384,910
MTU Aero Engines AG	1,088	362,773
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,733	1,378,504
Nemetschek SE	1,190	115,338
Porsche Automobil Holding SE Preference Shares	2,977	112,056
Puma SE	2,144	98,484

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Rational AG	104	$88,738
Rheinmetall AG	885	563,230
SAP SE	21,301	5,212,113
Sartorius AG Preference Shares	511	113,871
Scout24 SE (d)	1,492	131,477
Siemens AG	15,509	3,028,193
Siemens Energy AG (b)	13,150	686,016
Siemens Healthineers AG (d)	5,671	300,663
Symrise AG	2,657	282,423
Talanx AG	1,348	114,669
Volkswagen AG Preference Shares	4,222	389,272
Vonovia SE	15,146	459,846
Zalando SE (b) (d)	4,540	152,271
		29,664,284
HONG KONG — 1.7%
AIA Group Ltd.	220,400	1,597,400
CK Asset Holdings Ltd.	37,515	154,060
CK Infrastructure Holdings Ltd.	13,500	100,364
Futu Holdings Ltd. ADR	1,191	95,268
Hang Seng Bank Ltd. (a)	15,200	186,968
HKT Trust & HKT Ltd. Stapled Security	74,000	91,453
Hong Kong Exchanges & Clearing Ltd.	24,375	925,051
Hongkong Land Holdings Ltd.	21,900	97,455
Link REIT	52,330	221,299
MTR Corp. Ltd. (a)	30,631	106,862
Power Assets Holdings Ltd.	28,500	198,856
Prudential PLC	54,648	435,970
Sino Land Co. Ltd.	87,908	88,837
Sun Hung Kai Properties Ltd.	29,500	283,495
Swire Pacific Ltd. Class A	8,000	72,554
Techtronic Industries Co. Ltd.	28,000	369,467
WH Group Ltd. (d)	167,310	129,446
Wharf Real Estate Investment Co. Ltd.	34,000	86,926
		5,241,731
IRELAND — 0.4%
AerCap Holdings NV	3,926	375,718
AIB Group PLC	37,754	208,372
Bank of Ireland Group PLC	20,584	187,698
Kerry Group PLC Class A	3,108	300,110
Kingspan Group PLC	3,178	231,838
		1,303,736
ISRAEL — 0.9%
Azrieli Group Ltd.	873	72,094
Bank Hapoalim BM	25,397	306,829
Bank Leumi Le-Israel BM	30,518	363,085
Check Point Software Technologies Ltd. (b)	1,780	332,326
Elbit Systems Ltd.	556	145,422
Global-e Online Ltd. (b)	2,012	109,714
ICL Group Ltd.	15,035	74,275
Israel Discount Bank Ltd. Class A	25,591	175,024
Security Description	Shares	Value
Mizrahi Tefahot Bank Ltd.	3,124	$135,123
Nice Ltd. (b)	1,265	215,668
Teva Pharmaceutical Industries Ltd. (b)	15,075	335,166
Teva Pharmaceutical Industries Ltd. ADR (b)	8,991	198,162
Wix.com Ltd. (b)	1,058	226,994
		2,689,882
ITALY — 2.6%
Amplifon SpA	2,368	60,934
Banco BPM SpA	25,738	208,203
BPER Banca SpA	20,142	127,937
Coca-Cola HBC AG	4,397	150,446
Davide Campari-Milano NV (a)	12,150	75,714
DiaSorin SpA	477	49,176
Enel SpA	165,191	1,177,887
Ferrari NV	2,557	1,091,942
FinecoBank Banca Fineco SpA	12,408	215,726
Generali	19,060	538,218
Infrastrutture Wireless Italiane SpA (d)	6,390	64,944
Intesa Sanpaolo SpA	297,093	1,188,413
Leonardo SpA	8,370	224,739
Mediobanca Banca di Credito Finanziario SpA	10,429	151,999
Moncler SpA	4,727	249,537
Nexi SpA (a) (b) (d)	11,372	63,118
Poste Italiane SpA (d)	9,540	134,548
Prysmian SpA	5,686	363,045
Recordati Industria Chimica e Farmaceutica SpA	2,086	109,299
Snam SpA (a)	40,816	180,767
Telecom Italia SpA (a) (b)	198,937	50,799
Terna - Rete Elettrica Nazionale	28,188	222,418
UniCredit SpA	30,114	1,201,327
Unipol Gruppo SpA	7,988	99,507
		8,000,643
JAPAN — 23.4%
Advantest Corp.	15,600	913,011
Aeon Co. Ltd.	13,300	312,697
AGC, Inc. (a)	4,200	123,600
Aisin Corp.	10,700	121,018
Ajinomoto Co., Inc.	9,400	385,905
ANA Holdings, Inc.	3,200	58,346
Asahi Group Holdings Ltd.	29,300	308,921
Asahi Kasei Corp.	24,800	172,398
Asics Corp.	13,800	273,085
Astellas Pharma, Inc.	37,200	363,218
Bandai Namco Holdings, Inc.	12,200	293,356
Bridgestone Corp. (a)	11,700	397,544
Brother Industries Ltd.	5,100	87,537
Canon, Inc. (a)	18,800	617,376
Capcom Co. Ltd.	6,900	152,524
Central Japan Railway Co.	15,900	299,971
Chiba Bank Ltd.	11,600	90,233

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Chugai Pharmaceutical Co. Ltd.	13,800	$614,572
Concordia Financial Group Ltd.	21,900	121,386
Dai Nippon Printing Co. Ltd.	7,900	111,568
Daifuku Co. Ltd.	6,900	144,884
Dai-ichi Life Holdings, Inc.	18,500	498,521
Daiichi Sankyo Co. Ltd.	35,800	991,357
Daikin Industries Ltd.	5,400	641,156
Daito Trust Construction Co. Ltd.	1,200	134,194
Daiwa House Industry Co. Ltd.	12,000	370,934
Daiwa Securities Group, Inc.	27,300	182,046
Denso Corp. (a)	38,300	539,675
Dentsu Group, Inc. (a)	4,000	97,022
Disco Corp.	1,900	516,588
East Japan Railway Co.	18,600	330,790
Eisai Co. Ltd.	5,400	148,744
FANUC Corp.	19,400	515,367
Fast Retailing Co. Ltd.	3,900	1,335,569
Fuji Electric Co. Ltd.	2,700	147,026
FUJIFILM Holdings Corp.	23,000	484,264
Fujikura Ltd.	5,100	212,489
Fujitsu Ltd.	34,200	609,207
Hankyu Hanshin Holdings, Inc.	5,100	133,601
Hikari Tsushin, Inc.	400	87,758
Hitachi Construction Machinery Co. Ltd.	2,200	49,233
Hitachi Ltd.	94,500	2,367,310
Honda Motor Co. Ltd.	91,100	889,784
Hoshizaki Corp.	2,200	87,686
Hoya Corp.	7,100	895,180
Hulic Co. Ltd. (a)	9,400	81,942
Isuzu Motors Ltd.	12,000	164,813
Japan Airlines Co. Ltd.	3,100	49,165
Japan Exchange Group, Inc.	20,600	232,006
Japan Post Bank Co. Ltd.	29,300	278,626
Japan Post Holdings Co. Ltd.	39,300	372,720
Japan Post Insurance Co. Ltd.	4,500	83,237
Japan Real Estate Investment Corp. REIT (a)	137	94,059
Japan Tobacco, Inc. (a)	24,300	630,848
JFE Holdings, Inc.	12,000	135,874
Kajima Corp.	8,600	157,652
Kansai Electric Power Co., Inc.	18,800	209,759
Kao Corp. (a)	9,400	382,077
Kawasaki Kisen Kaisha Ltd.	7,700	110,458
KDDI Corp.	31,400	1,007,373
Keyence Corp.	4,000	1,644,948
Kikkoman Corp.	13,700	153,641
Kirin Holdings Co. Ltd. (a)	15,700	204,691
Kobe Bussan Co. Ltd.	3,000	65,666
Kokusai Electric Corp. (a)	3,100	42,310
Komatsu Ltd.	17,700	489,915
Konami Group Corp.	2,000	188,343
Kubota Corp. (a)	20,200	236,369
Kyocera Corp.	26,400	264,655
Kyowa Kirin Co. Ltd.	5,500	83,133
Lasertec Corp. (a)	1,600	154,594
Security Description	Shares	Value
LY Corp.	57,900	$154,513
M3, Inc. (a)	9,000	80,001
Makita Corp.	5,300	163,323
MatsukiyoCocokara & Co.	6,700	98,266
McDonald's Holdings Co. Japan Ltd. (a)	1,800	70,896
MEIJI Holdings Co. Ltd.	4,900	99,802
Minebea Mitsumi, Inc.	7,300	119,352
Mitsubishi Chemical Group Corp.	27,300	138,915
Mitsubishi Electric Corp.	38,800	663,372
Mitsubishi Estate Co. Ltd.	21,900	306,636
Mitsubishi HC Capital, Inc.	17,800	118,017
Mitsubishi Heavy Industries Ltd.	65,300	923,657
Mitsubishi UFJ Financial Group, Inc.	226,600	2,661,642
Mitsui Chemicals, Inc.	3,500	77,278
Mitsui Fudosan Co. Ltd.	54,100	437,179
Mitsui OSK Lines Ltd.	7,000	245,330
Mizuho Financial Group, Inc.	49,370	1,216,658
MonotaRO Co. Ltd. (a)	5,300	90,109
MS&AD Insurance Group Holdings, Inc.	26,000	570,591
Murata Manufacturing Co. Ltd.	34,800	566,751
NEC Corp.	5,000	436,498
Nexon Co. Ltd. (a)	6,800	102,826
NIDEC Corp.	16,900	307,009
Nintendo Co. Ltd.	21,200	1,249,662
Nippon Building Fund, Inc. REIT (a)	151	117,602
Nippon Paint Holdings Co. Ltd.	19,200	125,039
Nippon Sanso Holdings Corp.	3,500	98,524
Nippon Steel Corp.	18,300	370,518
Nippon Telegraph & Telephone Corp.	609,900	613,160
Nippon Yusen KK (a)	9,100	305,321
Nissan Motor Co. Ltd. (a)	49,000	149,656
Nissin Foods Holdings Co. Ltd.	4,500	109,465
Nitori Holdings Co. Ltd.	1,600	189,718
Nitto Denko Corp.	14,600	248,969
Nomura Holdings, Inc.	61,500	364,437
Nomura Research Institute Ltd. (a)	7,700	228,266
NTT Data Group Corp.	12,800	246,780
Obayashi Corp.	13,400	178,456
Obic Co. Ltd.	6,800	203,057
Olympus Corp.	24,000	362,001
Omron Corp.	3,500	119,213
Ono Pharmaceutical Co. Ltd. (a)	7,600	79,042
Oracle Corp. Japan	800	77,144
Oriental Land Co. Ltd.	22,400	487,737
ORIX Corp.	23,300	505,258
Otsuka Corp.	4,700	107,930
Otsuka Holdings Co. Ltd.	9,000	492,492
Pan Pacific International Holdings Corp.	7,700	211,461
Panasonic Holdings Corp.	47,200	493,444
Rakuten Group, Inc. (b)	31,100	169,966

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Recruit Holdings Co. Ltd.	28,600	$2,028,169
Renesas Electronics Corp. (b)	34,700	451,855
Resona Holdings, Inc. (a)	42,300	308,045
Ricoh Co. Ltd.	10,300	118,723
SBI Holdings, Inc.	5,700	144,422
SCREEN Holdings Co. Ltd.	1,600	96,615
SCSK Corp.	3,300	69,943
Secom Co. Ltd. (a)	8,400	286,966
Seiko Epson Corp.	5,700	104,291
Sekisui Chemical Co. Ltd.	7,700	133,021
Sekisui House Ltd.	12,200	293,589
Seven & i Holdings Co. Ltd.	45,300	716,856
SG Holdings Co. Ltd.	6,400	61,329
Shimadzu Corp.	5,100	144,764
Shimano, Inc. (a)	1,600	217,765
Shin-Etsu Chemical Co. Ltd.	36,600	1,233,352
Shionogi & Co. Ltd.	15,100	213,202
Shiseido Co. Ltd. (a)	8,000	141,843
Shizuoka Financial Group, Inc.	8,700	71,107
SMC Corp.	1,200	474,777
SoftBank Corp.	581,400	735,814
SoftBank Group Corp.	19,400	1,133,806
Sompo Holdings, Inc.	18,000	471,761
Sony Group Corp.	127,400	2,731,042
Subaru Corp.	12,200	218,988
Sumitomo Electric Industries Ltd.	14,700	266,903
Sumitomo Metal Mining Co. Ltd.	5,400	124,142
Sumitomo Mitsui Financial Group, Inc.	76,100	1,822,604
Sumitomo Mitsui Trust Group, Inc.	13,400	314,793
Sumitomo Realty & Development Co. Ltd. (a)	6,300	198,028
Suntory Beverage & Food Ltd. (a)	2,800	89,313
Suzuki Motor Corp.	32,200	366,747
Sysmex Corp. (a)	10,200	189,287
T&D Holdings, Inc.	9,900	183,027
Taisei Corp.	3,300	139,404
Takeda Pharmaceutical Co. Ltd.	32,508	864,825
TDK Corp.	39,300	518,257
Terumo Corp.	27,400	533,843
TIS, Inc.	4,900	116,514
Toho Co. Ltd.	2,300	90,062
Tokio Marine Holdings, Inc.	38,200	1,392,273
Tokyo Electric Power Co. Holdings, Inc. (b)	29,700	89,765
Tokyo Electron Ltd.	9,100	1,400,379
Tokyu Corp.	10,800	115,999
TOPPAN Holdings, Inc.	4,900	131,230
Toray Industries, Inc.	27,500	175,243
TOTO Ltd. (a)	2,900	70,212
Toyota Industries Corp.	3,300	270,136
Toyota Motor Corp.	209,500	4,193,733
Toyota Tsusho Corp.	13,000	233,927
Trend Micro, Inc. (a)	2,500	136,278
Unicharm Corp.	24,000	198,906
West Japan Railway Co.	8,700	154,835
Security Description	Shares	Value
Yakult Honsha Co. Ltd. (a)	5,500	$104,534
Yamaha Motor Co. Ltd. (a)	18,700	167,117
Yaskawa Electric Corp.	4,600	119,039
Yokogawa Electric Corp.	5,000	108,106
Zensho Holdings Co. Ltd.	2,000	114,075
ZOZO, Inc. (a)	2,700	84,130
		70,980,175
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	3,346	83,517
LUXEMBOURG — 0.1%
ArcelorMittal SA	9,642	223,947
Eurofins Scientific SE	2,739	139,855
		363,802
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	43,000	182,674
Sands China Ltd. (b)	48,800	131,298
		313,972
NETHERLANDS — 4.5%
ABN AMRO Bank NV (d)	9,627	148,435
Adyen NV (b) (d)	444	660,678
Aegon Ltd.	26,651	157,855
Akzo Nobel NV	3,517	211,082
Argenx SE (b)	1,210	751,773
ASM International NV	963	557,228
ASML Holding NV	8,150	5,727,770
ASR Nederland NV	3,152	149,421
BE Semiconductor Industries NV	1,565	214,400
Euronext NV (d)	1,568	175,843
EXOR NV	2,050	187,972
Heineken Holding NV	2,555	153,054
Heineken NV	5,795	412,250
IMCD NV	1,142	169,695
ING Groep NV	67,103	1,051,310
JDE Peet's NV (a)	2,431	41,611
Koninklijke Ahold Delhaize NV	19,042	620,919
Koninklijke KPN NV (a)	77,826	283,270
Koninklijke Philips NV (b)	16,335	412,723
NN Group NV	5,738	249,967
Randstad NV	2,137	90,086
Universal Music Group NV	16,662	426,506
Wolters Kluwer NV	4,881	810,706
		13,664,554
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	34,146	166,434
Fisher & Paykel Healthcare Corp. Ltd.	11,990	257,948
Infratil Ltd.	18,586	131,201
Mercury NZ Ltd.	14,065	46,097
Meridian Energy Ltd.	26,375	87,330
Xero Ltd. (b)	2,907	303,386
		992,396
NORWAY — 0.4%
DNB Bank ASA	18,398	367,560

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Gjensidige Forsikring ASA	4,106	$72,667
Kongsberg Gruppen ASA	1,780	200,610
Mowi ASA	9,234	158,340
Norsk Hydro ASA	28,465	156,745
Orkla ASA	14,555	126,040
Salmar ASA	1,411	67,150
Telenor ASA	12,171	135,991
		1,285,103
POLAND — 0.0% (c)
InPost SA (b)	4,554	77,856
PORTUGAL — 0.1%
EDP SA	63,722	203,957
Jeronimo Martins SGPS SA	5,585	106,701
		310,658
SINGAPORE — 1.9%
CapitaLand Ascendas REIT	73,870	139,163
CapitaLand Integrated Commercial Trust REIT	120,391	170,323
CapitaLand Investment Ltd.	50,105	96,229
DBS Group Holdings Ltd.	40,750	1,305,960
Genting Singapore Ltd.	120,400	67,516
Grab Holdings Ltd. Class A (b)	42,734	201,704
Keppel Ltd.	30,300	151,922
Oversea-Chinese Banking Corp. Ltd.	68,989	844,031
Sea Ltd. ADR (b)	7,574	803,601
Sembcorp Industries Ltd.	17,200	69,597
Singapore Airlines Ltd. (a)	29,500	139,261
Singapore Exchange Ltd.	17,700	165,297
Singapore Technologies Engineering Ltd.	31,100	106,235
Singapore Telecommunications Ltd.	153,400	346,336
STMicroelectronics NV	13,835	347,767
United Overseas Bank Ltd.	25,571	680,981
		5,635,923
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	3,829	107,529
SPAIN — 2.8%
Abertis Infraestructuras SA (b)	132	410
Acciona SA	470	52,903
ACS Actividades de Construccion y Servicios SA	3,855	193,365
Aena SME SA (d)	1,544	315,605
Amadeus IT Group SA	9,194	649,290
Banco Bilbao Vizcaya Argentaria SA	117,105	1,146,171
Banco de Sabadell SA	112,006	217,699
Banco Santander SA	316,547	1,463,394
CaixaBank SA	80,912	438,695
Cellnex Telecom SA (b) (d)	10,871	343,449
EDP Renovaveis SA	6,302	65,518
Endesa SA	6,624	142,464
Grifols SA (b)	5,652	53,540
Security Description	Shares	Value
Iberdrola SA	123,488	$1,700,695
Industria de Diseno Textil SA	22,156	1,138,868
Redeia Corp. SA	8,035	137,284
Telefonica SA (a)	81,609	332,701
		8,392,051
SWEDEN — 3.4%
AddTech AB Class B	5,455	148,702
Alfa Laval AB	5,798	242,745
Assa Abloy AB Class B	20,457	605,050
Atlas Copco AB Class A	54,954	839,784
Atlas Copco AB Class B	31,697	428,727
Beijer Ref AB	7,480	110,414
Boliden AB	5,604	157,481
Epiroc AB Class A	13,340	232,470
Epiroc AB Class B	7,687	119,939
EQT AB (a)	7,547	209,076
Essity AB Class B	12,265	328,236
Evolution AB (d)	3,430	264,733
Fastighets AB Balder Class B (b)	13,421	93,285
Getinge AB Class B	4,867	79,970
H & M Hennes & Mauritz AB Class B (a)	11,260	151,944
Hexagon AB Class B	42,160	402,932
Holmen AB Class B (a)	1,433	52,681
Industrivarden AB Class A	2,446	77,348
Industrivarden AB Class C	3,143	99,303
Indutrade AB	5,460	136,880
Investment AB Latour Class B	2,799	69,891
Investor AB Class B	35,403	937,843
L E Lundbergforetagen AB Class B (a)	1,564	70,916
Lifco AB Class B	4,785	138,839
Nibe Industrier AB Class B (a)	30,356	118,795
Saab AB Class B	6,640	140,441
Sagax AB Class B	4,463	91,366
Sandvik AB	21,651	388,569
Securitas AB Class B	9,987	123,739
Skandinaviska Enskilda Banken AB Class A	31,971	438,221
Skanska AB Class B	6,925	145,842
SKF AB Class B	7,218	135,616
Svenska Cellulosa AB SCA Class B	12,224	155,383
Svenska Handelsbanken AB Class A	29,348	303,328
Swedbank AB Class A	17,197	339,761
Swedish Orphan Biovitrum AB (b)	3,962	113,812
Tele2 AB Class B	11,043	109,188
Telefonaktiebolaget LM Ericsson Class B	56,922	463,031
Telia Co. AB	48,953	135,881
Trelleborg AB Class B	4,211	144,289
Volvo AB Class A	4,189	102,438
Volvo AB Class B	32,341	786,188
		10,235,077

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 7.0%
ABB Ltd.	32,295	$1,748,652
Adecco Group AG	3,362	82,951
Alcon AG	10,160	862,129
Avolta AG	1,910	76,590
Bachem Holding AG (a)	699	44,659
Baloise Holding AG	920	166,590
Banque Cantonale Vaudoise	582	53,624
Barry Callebaut AG (a)	69	91,670
BKW AG	450	74,582
Chocoladefabriken Lindt & Spruengli AG (e)	20	222,234
Chocoladefabriken Lindt & Spruengli AG (e)	2	220,690
Cie Financiere Richemont SA Class A	10,980	1,670,777
Clariant AG	4,501	50,113
DSM-Firmenich AG	3,806	385,126
EMS-Chemie Holding AG	141	95,141
Galderma Group AG (b)	2,176	241,647
Geberit AG	674	382,720
Givaudan SA	187	818,364
Helvetia Holding AG	725	119,520
Julius Baer Group Ltd.	4,159	269,205
Kuehne & Nagel International AG	993	227,692
Logitech International SA	3,070	254,204
Lonza Group AG	1,471	869,696
Novartis AG	40,211	3,935,686
Partners Group Holding AG	461	625,688
Sandoz Group AG	8,380	343,707
Schindler Holding AG (e)	820	226,569
Schindler Holding AG (e)	475	129,724
SGS SA	3,163	317,190
SIG Group AG	6,359	125,461
Sika AG	3,107	739,852
Sonova Holding AG	1,031	337,087
Straumann Holding AG	2,236	281,890
Swatch Group AG	989	35,031
Swatch Group AG Bearer Shares (a)	388	70,643
Swiss Life Holding AG	595	459,324
Swiss Prime Site AG	1,547	168,655
Swisscom AG	519	288,922
Temenos AG	1,290	91,243
UBS Group AG	66,263	2,027,556
VAT Group AG (d)	544	205,775
Zurich Insurance Group AG	2,990	1,777,668
		21,216,247
UNITED KINGDOM — 12.0%
3i Group PLC	19,820	884,676
Admiral Group PLC	5,161	170,899
Ashtead Group PLC	8,852	550,432
Associated British Foods PLC	6,769	173,195
AstraZeneca PLC	31,628	4,146,469
Auto Trader Group PLC (d)	18,504	183,773
Aviva PLC	54,166	318,022
Security Description	Shares	Value
BAE Systems PLC	61,594	$885,957
Barclays PLC	297,224	998,170
Barratt Redrow PLC	27,559	151,900
Berkeley Group Holdings PLC	2,166	105,795
British American Tobacco PLC	40,531	1,461,917
BT Group PLC (a)	132,101	238,321
Bunzl PLC	6,810	281,111
Coca-Cola Europacific Partners PLC (e)	337	25,885
Coca-Cola Europacific Partners PLC (a) (e)	3,913	303,893
Compass Group PLC	34,542	1,151,592
Croda International PLC	2,693	114,166
DCC PLC	2,063	132,802
Diageo PLC	45,460	1,444,703
Entain PLC	12,372	106,480
Halma PLC	7,653	257,730
Hargreaves Lansdown PLC	7,106	97,717
HSBC Holdings PLC	371,453	3,653,276
Imperial Brands PLC	16,680	533,322
Informa PLC	27,411	274,087
InterContinental Hotels Group PLC	3,339	416,253
Intertek Group PLC	3,259	192,977
J Sainsbury PLC	36,858	126,296
JD Sports Fashion PLC	48,501	58,252
Kingfisher PLC	36,790	114,590
Land Securities Group PLC REIT	14,772	108,043
Legal & General Group PLC	119,815	344,829
Lloyds Banking Group PLC	1,254,967	860,989
London Stock Exchange Group PLC	9,769	1,380,685
M&G PLC	45,187	111,968
Marks & Spencer Group PLC	41,516	195,240
Melrose Industries PLC	26,689	185,109
National Grid PLC	99,874	1,188,281
NatWest Group PLC	142,890	719,580
Next PLC	2,442	290,483
Pearson PLC	12,871	206,654
Persimmon PLC	6,546	98,215
Phoenix Group Holdings PLC	14,254	91,044
Reckitt Benckiser Group PLC	14,167	857,507
RELX PLC (e)	22,237	1,010,663
RELX PLC (e)	15,815	715,978
Rentokil Initial PLC	51,265	257,331
Rolls-Royce Holdings PLC (b)	172,833	1,230,769
Sage Group PLC	20,192	321,922
Schroders PLC	16,971	68,780
Segro PLC REIT	26,014	228,450
Severn Trent PLC	5,486	172,316
Smith & Nephew PLC	17,477	217,000
Smiths Group PLC	6,996	150,615
Spirax Group PLC	1,495	128,349
SSE PLC	22,667	455,346
Standard Chartered PLC	42,533	526,611
Taylor Wimpey PLC	70,743	108,179

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tesco PLC	139,472	$643,327
Unilever PLC	50,661	2,885,607
United Utilities Group PLC	13,704	180,468
Vodafone Group PLC	457,184	391,070
Whitbread PLC	3,589	132,419
Wise PLC Class A (b)	14,145	188,844
WPP PLC	21,717	225,039
		36,432,368
UNITED STATES — 7.4%
CSL Ltd.	9,890	1,724,226
CyberArk Software Ltd. (b)	895	298,169
Experian PLC	18,736	808,368
Ferrovial SE	9,632	404,942
GSK PLC	84,689	1,428,158
Haleon PLC	156,768	740,973
Holcim AG	10,597	1,021,522
James Hardie Industries PLC CDI (b)	8,728	270,575
Monday.com Ltd. (b)	727	171,165
Nestle SA	53,448	4,416,205
Qiagen NV (b)	4,490	200,133
Roche Holding AG	14,333	4,040,918
Roche Holding AG Bearer Shares	642	191,697
Sanofi SA	23,313	2,262,941
Schneider Electric SE	11,161	2,784,133
Stellantis NV (e)	19,562	256,123
Stellantis NV (e)	20,213	263,516
Swiss Re AG	6,145	889,626
Tenaris SA	8,239	154,146
		22,327,536
TOTAL COMMON STOCKS (Cost $288,794,593)		301,922,989

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	434,400	434,400
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	6,460,534	$6,460,534
TOTAL SHORT-TERM INVESTMENTS (Cost $6,894,934)		6,894,934
TOTAL INVESTMENTS — 101.8% (Cost $295,689,527)		308,817,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(5,538,517)
NET ASSETS — 100.0%		$303,279,406
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$301,922,579	$410	$—	$301,922,989
Short-Term Investments	6,894,934	—	—	6,894,934
TOTAL INVESTMENTS	$308,817,513	$410	$—	$308,817,923
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	103,375	$103,375	$4,772,432	$4,441,407	$—	$—	434,400	$434,400	$4,205
State Street Navigator Securities Lending Portfolio II	5,913,786	5,913,786	13,622,721	13,075,973	—	—	6,460,534	6,460,534	6,812
Total		$6,017,161	$18,395,153	$17,517,380	$—	$—		$6,894,934	$11,017
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.4%
BRAZIL — 3.5%
Ambev SA	52,192	$99,182
B3 SA - Brasil Bolsa Balcao	59,916	100,089
Banco Bradesco SA	17,600	30,312
Banco Bradesco SA Preference Shares	58,582	109,619
Banco BTG Pactual SA	13,004	57,254
Banco do Brasil SA	19,000	74,335
BB Seguridade Participacoes SA	7,721	45,217
BRF SA	4,800	19,704
Caixa Seguridade Participacoes SA	6,600	15,224
CCR SA	11,100	18,273
Centrais Eletricas Brasileiras SA	13,430	74,195
Centrais Eletricas Brasileiras SA Preference Shares	2,620	16,048
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,300	75,924
Cia Energetica de Minas Gerais Preference Shares	20,000	35,967
Cia Paranaense de Energia - Copel Class B, Preference Shares	12,000	17,773
Cia Siderurgica Nacional SA	7,365	10,563
Cosan SA	13,464	17,784
CPFL Energia SA	2,500	12,784
Embraer SA (a)	7,800	70,944
Energisa SA	2,700	15,943
Engie Brasil Energia SA	2,300	13,217
Equatorial Energia SA	13,025	57,769
Gerdau SA Preference Shares	14,804	43,469
Hapvida Participacoes e Investimentos SA (a) (b)	51,404	18,555
Hypera SA	4,200	12,298
Inter & Co., Inc. Class A	2,700	11,394
Itau Unibanco Holding SA Preference Shares	52,450	260,898
Itausa SA Preference Shares	62,884	89,879
Klabin SA	9,151	34,365
Localiza Rent a Car SA	10,163	52,971
Natura & Co. Holding SA	9,155	18,909
NU Holdings Ltd. Class A (a)	31,900	330,484
Raia Drogasil SA	14,200	50,568
Rede D'Or Sao Luiz SA (b)	8,800	36,209
Rumo SA	14,328	41,375
StoneCo Ltd. Class A (a)	2,800	22,316
Suzano SA	7,483	74,832
Telefonica Brasil SA	4,516	34,189
TIM SA	9,400	22,032
TOTVS SA	6,117	26,487
Ultrapar Participacoes SA	8,000	20,564
Vale SA	36,921	326,010
Vibra Energia SA	11,100	32,054
WEG SA	18,155	155,077
Security Description	Shares	Value
XP, Inc. Class A	4,000	$47,400
		2,750,455
CHILE — 0.4%
Banco de Chile	501,694	57,029
Banco de Credito e Inversiones SA	965	26,780
Banco Santander Chile	727,926	34,620
Cencosud SA	14,095	31,180
Empresas CMPC SA	12,416	19,487
Empresas Copec SA	4,304	26,308
Enel Americas SA	236,799	20,774
Enel Chile SA	305,343	17,654
Falabella SA (a)	9,583	33,870
Latam Airlines Group SA	1,667,721	23,024
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,542	56,748
		347,474
CHINA — 27.9%
360 Security Technology, Inc. Class A	4,700	6,626
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,500	3,196
AAC Technologies Holdings, Inc.	8,000	38,620
Advanced Micro-Fabrication Equipment, Inc. China Class A	411	10,590
AECC Aero-Engine Control Co. Ltd. Class A	900	2,726
AECC Aviation Power Co. Ltd. Class A	1,800	10,163
Agricultural Bank of China Ltd. Class A	54,300	39,496
Agricultural Bank of China Ltd. Class H	299,000	170,517
Aier Eye Hospital Group Co. Ltd. Class A	4,980	8,988
Air China Ltd. Class A (a)	7,700	8,296
Airtac International Group	1,092	28,112
Akeso, Inc. (a) (b)	6,000	46,885
Alibaba Group Holding Ltd.	164,600	1,746,026
Alibaba Group Holding Ltd. ADR	1,526	129,390
Alibaba Health Information Technology Ltd. (a) (c)	62,000	26,499
Anhui Conch Cement Co. Ltd. Class A	2,600	8,422
Anhui Conch Cement Co. Ltd. Class H	13,500	34,550
Anhui Gujing Distillery Co. Ltd. Class A	300	7,082
Anhui Gujing Distillery Co. Ltd. Class B	1,200	17,303
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,400	7,151
Anhui Yingjia Distillery Co. Ltd. Class A	400	2,939

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Anjoy Foods Group Co. Ltd. Class A	200	$2,220
Anker Innovations Technology Co. Ltd. Class A	400	5,320
ANTA Sports Products Ltd.	13,695	137,251
Autohome, Inc. ADR	621	16,115
Avary Holding Shenzhen Co. Ltd. Class A	1,500	7,453
AviChina Industry & Technology Co. Ltd. Class H (c)	27,000	13,417
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	3,700	4,032
Baidu, Inc. Class A (a)	24,712	263,092
Bank of Beijing Co. Ltd. Class A	14,000	11,728
Bank of Chengdu Co. Ltd. Class A	2,500	5,826
Bank of China Ltd. Class A	23,300	17,487
Bank of China Ltd. Class H	770,509	393,787
Bank of Communications Co. Ltd. Class A	26,000	27,518
Bank of Communications Co. Ltd. Class H	97,000	79,793
Bank of Hangzhou Co. Ltd. Class A	3,900	7,761
Bank of Jiangsu Co. Ltd. Class A	12,200	16,319
Bank of Nanjing Co. Ltd. Class A	7,000	10,155
Bank of Ningbo Co. Ltd. Class A	4,400	14,570
Bank of Shanghai Co. Ltd. Class A	9,400	11,716
Baoshan Iron & Steel Co. Ltd. Class A	14,600	13,921
BeiGene Ltd. (a)	7,703	108,287
Beijing Enterprises Water Group Ltd. (c)	44,000	14,217
Beijing Kingsoft Office Software, Inc. Class A	306	11,937
Beijing New Building Materials PLC Class A	1,100	4,541
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,300	3,630
Beijing Tong Ren Tang Co. Ltd. Class A	900	4,976
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	700	6,718
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	32,500	27,270
Bilibili, Inc. Class Z (a) (c)	2,555	46,706
BOC Aviation Ltd. (b)	2,300	17,869
BOE Technology Group Co. Ltd. Class A	24,500	14,650
Bosideng International Holdings Ltd.	40,000	19,980
BYD Co. Ltd. Class A	1,200	46,202
BYD Co. Ltd. Class H	11,136	382,193
BYD Electronic International Co. Ltd. (c)	8,500	46,013
C&D International Investment Group Ltd. (c)	8,000	13,450
Security Description	Shares	Value
Caitong Securities Co. Ltd. Class A	3,110	$3,461
Cambricon Technologies Corp. Ltd. Class A (a)	276	24,737
CGN Power Co. Ltd. Class A	10,400	5,851
CGN Power Co. Ltd. Class H (b)	117,000	42,926
Changchun High-Tech Industry Group Co. Ltd. Class A	300	4,063
Chaozhou Three-Circle Group Co. Ltd. Class A	1,300	6,819
China CITIC Bank Corp. Ltd. Class H	99,000	68,439
China Communications Services Corp. Ltd. Class H	26,000	15,263
China Construction Bank Corp. Class A	6,400	7,663
China Construction Bank Corp. Class H	1,043,340	870,351
China CSSC Holdings Ltd. Class A	3,000	14,695
China Eastern Airlines Corp. Ltd. Class A (a)	11,300	6,157
China Energy Engineering Corp. Ltd. Class A	21,500	6,706
China Everbright Bank Co. Ltd. Class A	30,700	16,183
China Everbright Bank Co. Ltd. Class H	35,000	13,607
China Feihe Ltd. (b)	40,000	28,064
China Galaxy Securities Co. Ltd. Class A	4,800	9,958
China Galaxy Securities Co. Ltd. Class H	39,000	35,596
China Greatwall Technology Group Co. Ltd. Class A (a)	2,100	4,168
China Hongqiao Group Ltd.	31,500	47,688
China International Capital Corp. Ltd. Class A	1,900	8,719
China International Capital Corp. Ltd. Class H (b)	17,600	29,047
China Jushi Co. Ltd. Class A	2,700	4,189
China Life Insurance Co. Ltd. Class A	1,800	10,278
China Life Insurance Co. Ltd. Class H	80,000	151,185
China Literature Ltd. (a) (b) (c)	4,400	14,274
China Longyuan Power Group Corp. Ltd. Class H	35,000	29,017
China Mengniu Dairy Co. Ltd.	34,000	76,859
China Merchants Bank Co. Ltd. Class A	13,700	73,338
China Merchants Bank Co. Ltd. Class H	42,000	216,273
China Merchants Energy Shipping Co. Ltd. Class A	5,400	4,715
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	3,800	7,221

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
China Merchants Port Holdings Co. Ltd.	13,989	$24,924
China Merchants Securities Co. Ltd. Class A	4,900	12,788
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,000	8,369
China Minsheng Banking Corp. Ltd. Class A	23,500	13,220
China Minsheng Banking Corp. Ltd. Class H	73,300	32,461
China National Building Material Co. Ltd. Class H (c)	48,000	21,874
China National Chemical Engineering Co. Ltd. Class A	4,000	4,517
China National Nuclear Power Co. Ltd. Class A	12,500	17,759
China National Software & Service Co. Ltd. Class A (a)	600	3,816
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,400	6,937
China Oilfield Services Ltd. Class H	20,000	18,126
China Overseas Land & Investment Ltd.	42,500	67,843
China Pacific Insurance Group Co. Ltd. Class A	4,500	20,889
China Pacific Insurance Group Co. Ltd. Class H	28,400	92,132
China Railway Group Ltd. Class A	13,600	11,837
China Railway Group Ltd. Class H	46,000	23,450
China Railway Signal & Communication Corp. Ltd. Class A	4,757	4,056
China Resources Beer Holdings Co. Ltd.	18,000	58,510
China Resources Gas Group Ltd.	10,200	40,377
China Resources Land Ltd.	35,500	103,055
China Resources Microelectronics Ltd. Class A	876	5,631
China Resources Mixc Lifestyle Services Ltd. (b)	6,600	24,555
China Resources Pharmaceutical Group Ltd. (b)	21,000	15,409
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	900	5,436
China Ruyi Holdings Ltd. (a) (c)	68,000	21,447
China Southern Airlines Co. Ltd. Class A (a)	7,400	6,542
China State Construction Engineering Corp. Ltd. Class A	27,600	22,557
China State Construction International Holdings Ltd.	22,000	34,722
China Taiping Insurance Holdings Co. Ltd.	15,830	23,680
China Three Gorges Renewables Group Co. Ltd. Class A	19,000	11,310
Security Description	Shares	Value
China Tourism Group Duty Free Corp. Ltd. Class A	1,300	$11,866
China Tower Corp. Ltd. Class H (b)	476,000	68,631
China United Network Communications Ltd. Class A	21,100	15,261
China Vanke Co. Ltd. Class A (a)	6,400	6,329
China Vanke Co. Ltd. Class H (a) (c)	22,900	15,595
China XD Electric Co. Ltd. Class A	3,400	3,515
China Yangtze Power Co. Ltd. Class A	16,200	65,206
China Zheshang Bank Co. Ltd. Class A	14,300	5,668
Chongqing Changan Automobile Co. Ltd. Class A	5,500	10,009
Chongqing Rural Commercial Bank Co. Ltd. Class A	5,900	4,862
Chongqing Zhifei Biological Products Co. Ltd. Class A	1,600	5,732
Chow Tai Fook Jewellery Group Ltd.	23,200	20,100
CITIC Securities Co. Ltd. Class A	8,400	33,376
CITIC Securities Co. Ltd. Class H (c)	16,750	46,037
CMOC Group Ltd. Class A	11,700	10,598
CMOC Group Ltd. Class H	42,000	28,386
CNPC Capital Co. Ltd. Class A	5,600	5,256
Contemporary Amperex Technology Co. Ltd. Class A	2,880	104,349
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	2,300	3,634
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	14,000	11,210
COSCO SHIPPING Holdings Co. Ltd. Class A	8,500	17,946
COSCO SHIPPING Holdings Co. Ltd. Class H	31,850	52,482
CRRC Corp. Ltd. Class A	16,100	18,377
CRRC Corp. Ltd. Class H	48,000	30,958
CSC Financial Co. Ltd. Class A	2,900	10,172
CSPC Pharmaceutical Group Ltd.	90,640	55,775
Daqin Railway Co. Ltd. Class A	12,100	11,175
Dongfang Electric Corp. Ltd. Class A	1,800	3,896
East Money Information Co. Ltd. Class A	10,416	36,633
Eastroc Beverage Group Co. Ltd. Class A	300	10,155
Empyrean Technology Co. Ltd. Class A	300	4,949
ENN Energy Holdings Ltd.	8,600	61,832
ENN Natural Gas Co. Ltd. Class A	1,700	5,020
Eoptolink Technology, Inc. Ltd. Class A	500	7,872
Eve Energy Co. Ltd. Class A	1,200	7,640

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Everbright Securities Co. Ltd. Class A	2,600	$6,414
Far East Horizon Ltd.	21,000	15,328
Flat Glass Group Co. Ltd. Class A	1,300	3,487
Focus Media Information Technology Co. Ltd. Class A	9,600	9,193
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,888	18,056
Founder Securities Co. Ltd. Class A	5,500	6,241
Foxconn Industrial Internet Co. Ltd. Class A	8,600	25,186
Fuyao Glass Industry Group Co. Ltd. Class A	1,300	11,049
Fuyao Glass Industry Group Co. Ltd. Class H (b)	6,800	48,978
Ganfeng Lithium Group Co. Ltd. Class A	1,020	4,864
GCL Technology Holdings Ltd. (a) (c)	237,000	32,951
Geely Automobile Holdings Ltd.	65,000	124,010
Genscript Biotech Corp. (a) (c)	12,000	15,201
GF Securities Co. Ltd. Class A	3,900	8,611
Giant Biogene Holding Co. Ltd. (b)	3,400	21,841
GigaDevice Semiconductor, Inc. Class A (a)	400	5,819
GoerTek, Inc. Class A	2,300	8,086
Goldwind Science & Technology Co. Ltd. Class A	2,239	3,150
Goneo Group Co. Ltd. Class A	400	3,827
Gotion High-tech Co. Ltd. Class A	1,200	3,468
Great Wall Motor Co. Ltd. Class A	1,600	5,738
Great Wall Motor Co. Ltd. Class H (c)	25,713	45,216
Gree Electric Appliances, Inc. of Zhuhai Class A	1,900	11,763
GRG Banking Equipment Co. Ltd. Class A	1,600	2,541
Guangdong Haid Group Co. Ltd. Class A	1,100	7,349
Guangdong Investment Ltd.	32,801	28,334
Guangzhou Automobile Group Co. Ltd. Class A	3,300	4,198
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	2,393
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,300	3,492
Guosen Securities Co. Ltd. Class A	4,200	6,407
Guotai Junan Securities Co. Ltd. Class A	5,000	12,702
H World Group Ltd. ADR	2,204	72,798
Haidilao International Holding Ltd. (b) (c)	18,000	36,844
Haier Smart Home Co. Ltd. Class A	4,100	15,900
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class H	26,800	$94,877
Hainan Airlines Holding Co. Ltd. Class A (a)	28,400	6,576
Hainan Airport Infrastructure Co. Ltd. Class A (a)	7,600	3,913
Haitian International Holdings Ltd.	7,000	19,014
Haitong Securities Co. Ltd. Class A	6,400	9,694
Haitong Securities Co. Ltd. Class H (c)	30,000	26,455
Hangzhou First Applied Material Co. Ltd. Class A	1,696	3,419
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	1,100	3,899
Hangzhou Tigermed Consulting Co. Ltd. Class A	200	1,488
Hansoh Pharmaceutical Group Co. Ltd. (b)	12,000	26,694
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,300	8,133
Hengan International Group Co. Ltd.	7,000	20,231
Hengli Petrochemical Co. Ltd. Class A	5,200	10,872
Hengtong Optic-electric Co. Ltd. Class A	1,600	3,753
Hisense Home Appliances Group Co. Ltd. Class A	600	2,362
Hisense Home Appliances Group Co. Ltd. Class H	4,000	12,642
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	15,664
Hoshine Silicon Industry Co. Ltd. Class A	500	3,784
Hua Hong Semiconductor Ltd. (b) (c)	7,000	19,510
Huadong Medicine Co. Ltd. Class A	1,200	5,656
Huaneng Lancang River Hydropower, Inc. Class A	3,600	4,663
Huaneng Power International, Inc. Class A	6,100	5,625
Huaneng Power International, Inc. Class H (c)	46,000	25,345
Huatai Securities Co. Ltd. Class A	4,800	11,501
Huatai Securities Co. Ltd. Class H (b)	14,200	23,984
Huaxia Bank Co. Ltd. Class A	8,800	9,601
Huayu Automotive Systems Co. Ltd. Class A	2,100	5,037
Huizhou Desay Sv Automotive Co. Ltd. Class A	400	5,999
Hundsun Technologies, Inc. Class A	1,300	4,956
Hygon Information Technology Co. Ltd. Class A	1,467	29,931
IEIT Systems Co. Ltd. Class A	1,000	7,067

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Iflytek Co. Ltd. Class A	1,500	$9,873
Imeik Technology Development Co. Ltd. Class A	200	4,972
Industrial & Commercial Bank of China Ltd. Class A	40,100	37,798
Industrial & Commercial Bank of China Ltd. Class H	752,857	504,945
Industrial Bank Co. Ltd. Class A	13,200	34,450
Industrial Securities Co. Ltd. Class A	5,700	4,860
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	30,100	7,626
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	5,600	4,012
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	4,200	17,266
Innovent Biologics, Inc. (a) (b)	13,500	63,607
Isoftstone Information Technology Group Co. Ltd. Class A	600	4,798
JA Solar Technology Co. Ltd. Class A	1,776	3,326
JCET Group Co. Ltd. Class A	1,200	6,679
JD Health International, Inc. (a) (b)	12,300	44,494
JD Logistics, Inc. (a) (b)	22,100	36,416
JD.com, Inc. Class A	26,784	468,930
Jiangsu Eastern Shenghong Co. Ltd. Class A	4,400	4,921
Jiangsu Expressway Co. Ltd. Class H	14,000	15,464
Jiangsu Hengli Hydraulic Co. Ltd. Class A	900	6,469
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	4,192	26,209
Jiangsu King's Luck Brewery JSC Ltd. Class A	800	4,929
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,000	11,378
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,300	4,486
Jiangxi Copper Co. Ltd. Class A	1,400	3,936
Jiangxi Copper Co. Ltd. Class H	12,000	19,248
Jinko Solar Co. Ltd. Class A	6,625	6,416
Kanzhun Ltd. ADR (a)	2,928	40,406
KE Holdings, Inc. ADR	7,041	129,695
Kingdee International Software Group Co. Ltd. (a)	34,000	37,335
Kingsoft Corp. Ltd.	10,400	45,052
Kuaishou Technology (a) (b)	28,900	153,839
Kuang-Chi Technologies Co. Ltd. Class A	1,400	9,115
Kunlun Tech Co. Ltd. Class A	800	4,193
Kweichow Moutai Co. Ltd. Class A	800	166,070
LB Group Co. Ltd. Class A	1,600	3,851
Lenovo Group Ltd.	85,880	111,441
Lens Technology Co. Ltd. Class A	3,300	9,844
Security Description	Shares	Value
Li Auto, Inc. Class A (a)	13,604	$164,534
Li Ning Co. Ltd.	25,000	52,974
Lingyi iTech Guangdong Co. Class A	4,600	5,013
Longfor Group Holdings Ltd. (b) (c)	23,167	29,824
LONGi Green Energy Technology Co. Ltd. Class A	4,980	10,657
Luxshare Precision Industry Co. Ltd. Class A	4,829	26,811
Luzhou Laojiao Co. Ltd. Class A	900	15,348
Mango Excellent Media Co. Ltd. Class A	1,200	4,395
Maxscend Microelectronics Co. Ltd. Class A	288	3,519
Meituan Class B (a) (b)	53,759	1,049,857
Metallurgical Corp. of China Ltd. Class A	11,800	5,304
Midea Group Co. Ltd. (a)	3,200	31,123
Midea Group Co. Ltd. Class A	2,300	23,565
MINISO Group Holding Ltd.	4,200	25,439
MMG Ltd. (a)	48,000	15,819
Montage Technology Co. Ltd. Class A	757	7,001
Muyuan Foods Co. Ltd. Class A	3,586	18,776
NARI Technology Co. Ltd. Class A	5,336	18,331
National Silicon Industry Group Co. Ltd. Class A	1,819	4,663
NAURA Technology Group Co. Ltd. Class A	300	15,978
NetEase, Inc.	20,930	372,906
New China Life Insurance Co. Ltd. Class A	1,400	9,478
New China Life Insurance Co. Ltd. Class H	10,300	31,293
New Hope Liuhe Co. Ltd. Class A (a)	3,000	3,670
New Oriental Education & Technology Group, Inc.	16,200	102,085
Ningbo Deye Technology Co. Ltd. Class A	400	4,620
Ningbo Orient Wires & Cables Co. Ltd. Class A	300	2,147
Ningbo Sanxing Medical Electric Co. Ltd. Class A	900	3,771
Ningbo Tuopu Group Co. Ltd. Class A	1,100	7,342
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,900	11,240
NIO, Inc. Class A (a) (c)	15,642	70,075
Nongfu Spring Co. Ltd. Class H (b) (c)	22,200	97,026
OFILM Group Co. Ltd. Class A (a)	2,200	3,590
Orient Securities Co. Ltd. Class A	4,900	7,048
PDD Holdings, Inc. ADR (a)	7,537	731,014
People's Insurance Co. Group of China Ltd. Class A	6,300	6,539

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China Ltd. Class H	93,000	$46,333
Pharmaron Beijing Co. Ltd. Class A	750	2,625
PICC Property & Casualty Co. Ltd. Class H	76,000	119,949
Ping An Bank Co. Ltd. Class A	12,100	19,284
Ping An Insurance Group Co. of China Ltd. Class A	7,100	50,918
Ping An Insurance Group Co. of China Ltd. Class H (c)	72,500	429,795
Poly Developments & Holdings Group Co. Ltd. Class A	7,900	9,534
Pop Mart International Group Ltd. (b)	6,000	69,246
Postal Savings Bank of China Co. Ltd. Class A	19,300	14,932
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	88,000	51,885
Power Construction Corp. of China Ltd. Class A	11,400	8,478
Qifu Technology, Inc. ADR	1,289	49,472
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,600	8,071
Range Intelligent Computing Technology Group Co. Ltd. Class A	900	6,370
Rongsheng Petrochemical Co. Ltd. Class A	6,700	8,259
SAIC Motor Corp. Ltd. Class A	5,100	14,422
Sailun Group Co. Ltd. Class A	2,200	4,294
Sanan Optoelectronics Co. Ltd. Class A	3,300	5,470
Sany Heavy Industry Co. Ltd. Class A	5,600	12,571
Satellite Chemical Co. Ltd. Class A	2,200	5,631
SDIC Capital Co. Ltd. Class A	4,300	4,405
SDIC Power Holdings Co. Ltd. Class A	4,900	11,093
Seres Group Co. Ltd. Class A	1,100	19,986
SF Holding Co. Ltd. Class A	3,200	17,566
SG Micro Corp. Class A	300	3,342
Shandong Gold Mining Co. Ltd. Class A	2,400	7,398
Shandong Gold Mining Co. Ltd. Class H (b)	8,500	13,744
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,400	4,121
Shandong Nanshan Aluminum Co. Ltd. Class A	7,800	4,154
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	27,600	16,344
Shanghai Baosight Software Co. Ltd. Class A	1,411	5,624
Shanghai Baosight Software Co. Ltd. Class B	8,000	12,840
Security Description	Shares	Value
Shanghai Electric Group Co. Ltd. Class A (a)	8,400	$9,279
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,400	4,739
Shanghai International Airport Co. Ltd. Class A	800	3,721
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,800	5,149
Shanghai Pharmaceuticals Holding Co. Ltd. Class H (c)	7,600	12,347
Shanghai Pudong Development Bank Co. Ltd. Class A	19,400	27,191
Shanghai RAAS Blood Products Co. Ltd. Class A	4,400	4,327
Shanghai Rural Commercial Bank Co. Ltd. Class A	6,400	7,419
Shanghai United Imaging Healthcare Co. Ltd. Class A	546	9,401
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,000	3,650
Shanjin International Gold Co. Ltd. Class A	1,800	3,768
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	21,077
Shengyi Technology Co. Ltd. Class A	1,600	5,241
Shennan Circuits Co. Ltd. Class A	300	5,108
Shenwan Hongyuan Group Co. Ltd. Class A	14,900	10,858
Shenzhen Inovance Technology Co. Ltd. Class A	900	7,181
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	27,787
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	500	4,825
Shenzhen Transsion Holdings Co. Ltd. Class A	748	9,679
Shenzhou International Group Holdings Ltd.	9,143	72,975
Sichuan Chuantou Energy Co. Ltd. Class A	3,200	7,519
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,100	4,484
Sichuan Road & Bridge Group Co. Ltd. Class A	3,800	3,768
Sieyuan Electric Co. Ltd. Class A	500	4,951
Silergy Corp.	4,000	49,231
Sinopharm Group Co. Ltd. Class H	14,800	40,582
Sinotruk Hong Kong Ltd.	7,500	22,014
Smoore International Holdings Ltd. (b) (c)	20,000	34,243
SooChow Securities Co. Ltd. Class A	3,290	3,495
Spring Airlines Co. Ltd. Class A	600	4,713

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sungrow Power Supply Co. Ltd. Class A	1,340	$13,476
Sunny Optical Technology Group Co. Ltd.	7,900	70,020
Sunwoda Electronic Co. Ltd. Class A	1,200	3,647
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,100	4,375
Suzhou TFC Optical Communication Co. Ltd. Class A	300	3,733
TAL Education Group ADR (a)	4,511	45,200
TCL Technology Group Corp. Class A	12,400	8,496
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	2,700	3,262
Tencent Holdings Ltd.	70,495	3,784,321
Tencent Music Entertainment Group ADR	8,283	94,012
Tianfeng Securities Co. Ltd. Class A (a)	5,700	3,478
Tianqi Lithium Corp. Class A	1,000	4,495
Tingyi Cayman Islands Holding Corp.	20,000	26,056
Tongcheng Travel Holdings Ltd.	13,600	31,864
TongFu Microelectronics Co. Ltd. Class A	1,000	4,025
Tongling Nonferrous Metals Group Co. Ltd. Class A	8,500	3,740
Tongwei Co. Ltd. Class A	3,000	9,035
TravelSky Technology Ltd. Class H	10,000	13,388
Trina Solar Co. Ltd. Class A	1,171	3,078
Trip.com Group Ltd. (a)	6,690	465,065
Tsingtao Brewery Co. Ltd. Class A	500	5,511
Tsingtao Brewery Co. Ltd. Class H	6,000	43,873
Unigroup Guoxin Microelectronics Co. Ltd. Class A	600	5,261
Unisplendour Corp. Ltd. Class A	1,900	7,202
Vipshop Holdings Ltd. ADR	3,792	51,078
Wanhua Chemical Group Co. Ltd. Class A	2,000	19,437
Want Want China Holdings Ltd.	52,000	30,525
Weichai Power Co. Ltd. Class A	4,500	8,397
Weichai Power Co. Ltd. Class H	21,000	32,117
Wens Foodstuff Group Co. Ltd. Class A	4,400	9,895
Will Semiconductor Co. Ltd. Shanghai Class A	720	10,240
Wingtech Technology Co. Ltd. Class A	600	3,169
Wuliangye Yibin Co. Ltd. Class A	2,542	48,489
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,300	7,021
WuXi AppTec Co. Ltd. Class A	1,672	12,535
WuXi AppTec Co. Ltd. Class H (b) (c)	3,380	24,584
Security Description	Shares	Value
Wuxi Biologics Cayman, Inc. (a) (b)	38,000	$85,902
XCMG Construction Machinery Co. Ltd. Class A	7,800	8,425
Xiaomi Corp. Class B (a) (b)	166,200	738,148
Xinjiang Daqo New Energy Co. Ltd. Class A	1,184	3,893
Xinyi Solar Holdings Ltd. (c)	57,281	23,154
XPeng, Inc. Class A (a)	13,690	82,215
Yadea Group Holdings Ltd. (b) (c)	13,130	21,872
Yealink Network Technology Corp. Ltd. Class A	800	4,206
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,100	4,886
Yonyou Network Technology Co. Ltd. Class A (a)	2,300	3,362
YTO Express Group Co. Ltd. Class A	2,300	4,446
Yum China Holdings, Inc.	4,100	197,497
Yunnan Aluminium Co. Ltd. Class A	2,300	4,239
Yunnan Baiyao Group Co. Ltd. Class A	1,200	9,799
Yunnan Energy New Material Co. Ltd. Class A	500	2,179
Yutong Bus Co. Ltd. Class A	1,500	5,390
Zangge Mining Co. Ltd. Class A	1,000	3,777
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	11,687
Zhaojin Mining Industry Co. Ltd. Class H (c)	16,000	22,575
Zhejiang China Commodities City Group Co. Ltd. Class A	3,600	6,576
Zhejiang Chint Electrics Co. Ltd. Class A	1,400	4,464
Zhejiang Dahua Technology Co. Ltd. Class A	2,200	4,795
Zhejiang Expressway Co. Ltd. Class H	18,000	12,953
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,150	4,583
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	900	3,911
Zhejiang Juhua Co. Ltd. Class A	1,800	5,914
Zhejiang Leapmotor Technology Co. Ltd. (a) (b)	5,500	23,047
Zhejiang NHU Co. Ltd. Class A	2,056	6,153
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,200	3,843
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,400	3,614
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,400	5,705
Zheshang Securities Co. Ltd. Class A	2,600	4,335
Zhongji Innolight Co. Ltd. Class A	720	12,113
Zhongjin Gold Corp. Ltd. Class A	3,200	5,244

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Zhongsheng Group Holdings Ltd.	9,000	$16,174
Zhongtai Securities Co. Ltd. Class A	4,600	4,117
Zhuzhou CRRC Times Electric Co. Ltd. Class A	575	3,753
Zhuzhou CRRC Times Electric Co. Ltd. Class H	5,400	22,801
Zijin Mining Group Co. Ltd. Class A	13,600	28,010
Zijin Mining Group Co. Ltd. Class H	62,000	112,859
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	4,700	4,629
ZTE Corp. Class A	2,700	14,858
ZTE Corp. Class H	8,800	27,585
ZTO Express Cayman, Inc.	4,686	91,271
		21,806,779
COLOMBIA — 0.1%
Bancolombia SA	2,813	24,008
Bancolombia SA Preference Shares	4,990	39,847
Interconexion Electrica SA ESP	4,890	18,537
		82,392
CZECH REPUBLIC — 0.0% (d)
Komercni Banka AS	839	29,281
Moneta Money Bank AS (b)	2,820	14,360
		43,641
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	25,189	38,901
Eastern Co. SAE	14,899	8,647
Talaat Moustafa Group	9,110	10,036
		57,584
GREECE — 0.5%
Alpha Services & Holdings SA	23,801	39,852
Eurobank Ergasias Services & Holdings SA Class A	27,603	63,740
Hellenic Telecommunications Organization SA	1,822	28,074
Jumbo SA	1,276	33,772
Metlen Energy & Metals SA	1,141	39,604
National Bank of Greece SA	9,591	76,075
OPAP SA	2,042	33,198
Piraeus Financial Holdings SA	11,730	46,764
		361,079
HONG KONG — 0.1%
Orient Overseas International Ltd.	1,500	22,226
Sino Biopharmaceutical Ltd.	114,250	47,065
		69,291
HUNGARY — 0.2%
OTP Bank Nyrt	2,472	134,968
Richter Gedeon Nyrt	1,543	40,395
		175,363
Security Description	Shares	Value
INDIA — 18.3%
ABB India Ltd.	585	$47,231
Adani Green Energy Ltd. (a)	2,273	27,630
Adani Ports & Special Economic Zone Ltd.	5,960	85,703
Ambuja Cements Ltd.	6,796	42,532
APL Apollo Tubes Ltd.	1,991	36,471
Apollo Hospitals Enterprise Ltd.	1,111	94,684
Ashok Leyland Ltd.	16,204	41,734
Asian Paints Ltd.	4,138	110,265
Astral Ltd.	1,482	28,601
AU Small Finance Bank Ltd. (b)	4,021	26,259
Aurobindo Pharma Ltd.	2,885	44,970
Avenue Supermarts Ltd. (a) (b)	1,795	74,679
Axis Bank Ltd.	24,801	308,427
Bajaj Auto Ltd.	740	76,050
Bajaj Finance Ltd.	3,015	240,281
Bajaj Finserv Ltd.	4,229	77,458
Bajaj Holdings & Investment Ltd.	295	40,958
Balkrishna Industries Ltd.	853	28,994
Bank of Baroda	11,415	32,073
Bharat Electronics Ltd.	39,475	135,166
Bharat Forge Ltd.	2,826	42,895
Bharat Heavy Electricals Ltd.	11,553	30,956
Bharti Airtel Ltd.	27,781	515,213
Bosch Ltd.	81	32,263
Britannia Industries Ltd.	1,196	66,534
BSE Ltd.	732	45,532
Canara Bank	20,022	23,414
CG Power & Industrial Solutions Ltd.	6,748	57,380
Cholamandalam Investment & Finance Co. Ltd.	4,638	64,247
Cipla Ltd.	5,582	99,691
Colgate-Palmolive India Ltd.	1,501	46,998
Container Corp. of India Ltd.	2,690	24,759
Cummins India Ltd.	1,530	58,510
Dabur India Ltd.	5,868	34,750
Divi's Laboratories Ltd.	1,318	93,889
Dixon Technologies India Ltd.	363	76,049
DLF Ltd.	8,196	78,970
Dr. Reddy's Laboratories Ltd.	6,446	104,542
Eicher Motors Ltd.	1,512	85,158
GMR Airports Ltd. (a)	29,134	26,734
Godrej Consumer Products Ltd.	4,516	57,077
Godrej Properties Ltd. (a)	1,662	54,094
Grasim Industries Ltd.	2,907	82,941
Havells India Ltd.	2,768	54,158
HCL Technologies Ltd.	10,280	230,230
HDFC Asset Management Co. Ltd. (b)	1,061	52,038
HDFC Bank Ltd.	61,287	1,269,103
HDFC Life Insurance Co. Ltd. (b)	10,689	77,040
Hero MotoCorp Ltd.	1,324	64,343
Hindalco Industries Ltd.	14,826	104,328
Hindustan Aeronautics Ltd.	2,164	105,613

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hindustan Unilever Ltd.	8,902	$241,943
ICICI Bank Ltd.	56,578	846,981
ICICI Lombard General Insurance Co. Ltd. (b)	2,675	55,858
ICICI Prudential Life Insurance Co. Ltd. (b)	3,985	30,481
IDFC First Bank Ltd. (a)	39,566	29,180
Indian Hotels Co. Ltd.	9,476	97,130
Indian Railway Catering & Tourism Corp. Ltd.	2,649	24,348
Indus Towers Ltd. (a)	13,102	52,308
IndusInd Bank Ltd.	3,181	35,675
Info Edge India Ltd.	787	79,765
Infosys Ltd.	36,039	791,384
InterGlobe Aviation Ltd. (a) (b)	2,089	111,125
ITC Ltd.	32,454	183,339
Jindal Stainless Ltd.	3,635	29,687
Jindal Steel & Power Ltd.	4,503	48,952
Jio Financial Services Ltd. (a)	31,388	109,510
Jubilant Foodworks Ltd.	4,005	33,593
Kalyan Jewellers India Ltd.	4,552	40,741
Kotak Mahindra Bank Ltd.	11,837	246,940
Larsen & Toubro Ltd.	7,299	307,570
LTIMindtree Ltd. (b)	817	53,305
Lupin Ltd.	2,517	69,256
Macrotech Developers Ltd. (b)	3,295	53,474
Mahindra & Mahindra Ltd.	10,106	354,963
Mankind Pharma Ltd. (a)	1,105	37,177
Marico Ltd.	5,716	42,696
Maruti Suzuki India Ltd.	1,360	172,489
Max Healthcare Institute Ltd.	8,583	113,100
Mphasis Ltd.	1,149	38,212
MRF Ltd.	26	39,672
Muthoot Finance Ltd.	1,329	33,160
Nestle India Ltd.	3,634	92,111
NHPC Ltd.	33,259	31,346
NMDC Ltd.	33,960	26,148
Oberoi Realty Ltd.	1,405	37,934
Oracle Financial Services Software Ltd.	239	35,703
Page Industries Ltd.	68	37,739
PB Fintech Ltd. (a)	3,524	86,804
Persistent Systems Ltd.	1,204	90,816
Petronet LNG Ltd.	7,944	32,123
Phoenix Mills Ltd.	2,170	41,416
PI Industries Ltd.	837	36,033
Pidilite Industries Ltd.	1,684	57,126
Polycab India Ltd.	581	49,352
Power Finance Corp. Ltd.	15,992	83,776
Power Grid Corp. of India Ltd.	50,297	181,357
Prestige Estates Projects Ltd.	1,902	37,634
Punjab National Bank	25,368	30,454
Rail Vikas Nigam Ltd.	5,472	27,017
REC Ltd.	14,637	85,602
Samvardhana Motherson International Ltd.	33,969	61,944
Security Description	Shares	Value
SBI Cards & Payment Services Ltd.	3,150	$24,425
SBI Life Insurance Co. Ltd. (b)	4,976	80,812
Shree Cement Ltd.	100	30,012
Shriram Finance Ltd.	3,112	105,019
Siemens Ltd.	983	75,046
Solar Industries India Ltd.	300	34,282
Sona Blw Precision Forgings Ltd. (b)	4,800	33,348
SRF Ltd.	1,472	38,478
State Bank of India	19,305	179,253
Sun Pharmaceutical Industries Ltd.	10,385	228,815
Sundaram Finance Ltd.	730	35,332
Supreme Industries Ltd.	701	38,488
Suzlon Energy Ltd. (a)	105,414	76,610
Tata Communications Ltd.	1,258	25,030
Tata Consultancy Services Ltd.	9,808	469,105
Tata Consumer Products Ltd.	6,552	70,002
Tata Elxsi Ltd.	378	30,008
Tata Motors Ltd.	22,228	192,166
Tata Steel Ltd.	80,883	130,422
Tech Mahindra Ltd.	5,939	118,359
Thermax Ltd.	460	21,705
Titan Co. Ltd.	3,837	145,798
Torrent Pharmaceuticals Ltd.	1,121	43,995
Torrent Power Ltd.	1,857	32,231
Trent Ltd.	1,959	162,995
Tube Investments of India Ltd.	1,146	47,871
TVS Motor Co. Ltd.	2,622	72,537
UltraTech Cement Ltd.	1,248	166,563
Union Bank of India Ltd.	16,850	23,691
United Spirits Ltd.	3,211	60,964
UPL Ltd. (e)	4,970	29,084
UPL Ltd. (a) (e)	621	1,636
Varun Beverages Ltd.	12,020	89,644
Vodafone Idea Ltd. (a)	269,235	24,969
Voltas Ltd.	2,373	49,613
Wipro Ltd.	28,868	101,780
Yes Bank Ltd. (a)	155,626	35,610
Zomato Ltd. (a)	71,718	232,920
Zydus Lifesciences Ltd.	2,776	31,507
		14,316,189
INDONESIA — 1.4%
Amman Mineral Internasional PT (a)	72,000	37,912
Bank Central Asia Tbk. PT	601,200	361,392
Bank Mandiri Persero Tbk. PT	403,300	142,828
Bank Negara Indonesia Persero Tbk. PT	164,618	44,491
Bank Rakyat Indonesia Persero Tbk. PT	737,567	186,970
Chandra Asri Pacific Tbk. PT	81,200	37,838
Charoen Pokphand Indonesia Tbk. PT	81,400	24,074

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
GoTo Gojek Tokopedia Tbk. PT (a)	9,944,500	$43,250
Indah Kiat Pulp & Paper Tbk. PT	27,200	11,492
Indofood CBP Sukses Makmur Tbk. PT	25,700	18,163
Indofood Sukses Makmur Tbk. PT	48,500	23,203
Kalbe Farma Tbk. PT	232,765	19,668
Merdeka Copper Gold Tbk. PT (a)	108,000	10,837
Sumber Alfaria Trijaya Tbk. PT	197,300	34,937
Telkom Indonesia Persero Tbk. PT	546,700	92,051
Unilever Indonesia Tbk. PT	84,200	9,861
		1,098,967
KUWAIT — 0.8%
Boubyan Bank KSCP	15,530	28,259
Gulf Bank KSCP	20,983	22,188
Kuwait Finance House KSCP	110,877	268,291
Mabanee Co. KPSC	7,699	19,029
Mobile Telecommunications Co. KSCP	21,490	32,692
National Bank of Kuwait SAKP	85,621	248,837
		619,296
LUXEMBOURG — 0.0% (d)
Reinet Investments SCA	1,514	35,877
MALAYSIA — 1.6%
AMMB Holdings Bhd.	27,400	33,580
Axiata Group Bhd.	30,400	16,929
CelcomDigi Bhd.	38,800	31,411
CIMB Group Holdings Bhd.	81,049	148,631
Gamuda Bhd.	43,600	46,218
Genting Malaysia Bhd.	30,600	15,466
Hong Leong Bank Bhd.	7,200	33,106
IHH Healthcare Bhd.	24,300	39,671
Inari Amertron Bhd.	31,400	21,488
IOI Corp. Bhd.	27,700	24,036
Kuala Lumpur Kepong Bhd.	5,500	26,814
Malayan Banking Bhd.	59,928	137,239
Malaysia Airports Holdings Bhd.	10,100	23,898
Maxis Bhd.	25,900	21,142
MISC Bhd.	14,800	25,155
Mr. DIY Group M Bhd. (b)	36,500	15,101
Nestle Malaysia Bhd.	800	17,887
Petronas Chemicals Group Bhd.	30,900	35,727
Petronas Dagangan Bhd.	3,300	14,258
Petronas Gas Bhd.	8,700	34,399
PPB Group Bhd.	7,100	19,689
Press Metal Aluminium Holdings Bhd.	40,900	44,819
Public Bank Bhd.	157,300	160,413
QL Resources Bhd.	18,100	19,268
RHB Bank Bhd.	16,800	24,346
SD Guthrie Bhd.	22,855	25,301
Sime Darby Bhd.	30,055	15,863
Sunway Bhd.	25,300	27,102
Telekom Malaysia Bhd.	12,700	18,887
Security Description	Shares	Value
Tenaga Nasional Bhd.	32,100	$107,251
		1,225,095
MEXICO — 1.9%
America Movil SAB de CV (c)	201,173	144,643
Arca Continental SAB de CV	5,658	47,005
Cemex SAB de CV	167,300	93,978
Coca-Cola Femsa SAB de CV	5,829	45,412
Fibra Uno Administracion SA de CV REIT	31,600	31,489
Fomento Economico Mexicano SAB de CV	18,953	161,977
Gruma SAB de CV Class B	2,009	31,489
Grupo Aeroportuario del Centro Norte SAB de CV	3,200	27,619
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,264	75,167
Grupo Aeroportuario del Sureste SAB de CV Class B	1,985	51,044
Grupo Bimbo SAB de CV (c)	14,359	38,147
Grupo Comercial Chedraui SA de CV (c)	3,200	19,284
Grupo Financiero Banorte SAB de CV Class O	28,063	180,813
Grupo Financiero Inbursa SAB de CV Class O (a) (c)	20,217	42,189
Grupo Mexico SAB de CV	33,665	160,175
Industrias Penoles SAB de CV (a) (c)	2,202	28,191
Kimberly-Clark de Mexico SAB de CV Class A	16,791	23,742
Operadora De Sites Mexicanos SAB de CV Class A-1 (c)	13,900	8,283
Prologis Property Mexico SA de CV REIT	11,800	32,864
Promotora y Operadora de Infraestructura SAB de CV	2,100	17,839
Southern Copper Corp.	946	86,209
Wal-Mart de Mexico SAB de CV	56,622	149,474
		1,497,033
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	1,835	21,139
Credicorp Ltd.	755	138,407
		159,546
PHILIPPINES — 0.6%
Ayala Corp.	2,750	28,477
Ayala Land, Inc.	73,180	33,146
Bank of the Philippine Islands	20,360	42,941
BDO Unibank, Inc.	26,188	65,193
International Container Terminal Services, Inc.	11,220	74,871
JG Summit Holdings, Inc.	29,100	10,338
Jollibee Foods Corp.	4,950	23,019
Manila Electric Co.	3,110	26,237
Metropolitan Bank & Trust Co.	19,850	24,707

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
PLDT, Inc.	835	$18,694
SM Investments Corp.	2,430	37,766
SM Prime Holdings, Inc.	111,600	48,522
Universal Robina Corp.	9,530	13,015
		446,926
POLAND — 0.8%
Alior Bank SA	1,009	21,003
Allegro.eu SA (a) (b)	6,415	42,056
Bank Polska Kasa Opieki SA	2,028	67,705
Budimex SA	141	15,928
CD Projekt SA	687	31,842
Dino Polska SA (a) (b)	541	51,053
KGHM Polska Miedz SA	1,495	41,622
LPP SA	12	45,175
mBank SA (a)	164	21,726
Powszechna Kasa Oszczednosci Bank Polski SA	9,449	136,705
Powszechny Zaklad Ubezpieczen SA	6,671	74,032
Santander Bank Polska SA	451	49,963
		598,810
QATAR — 0.9%
Barwa Real Estate Co.	23,620	18,359
Commercial Bank PSQC	35,734	42,692
Dukhan Bank	20,218	20,518
Industries Qatar QSC	16,693	60,839
Masraf Al Rayan QSC	66,716	45,131
Mesaieed Petrochemical Holding Co.	62,394	25,619
Ooredoo QPSC	8,838	28,036
Qatar Electricity & Water Co. QSC	4,856	20,939
Qatar Fuel QSC	6,584	27,125
Qatar Gas Transport Co. Ltd.	30,573	34,839
Qatar International Islamic Bank QSC	10,859	32,508
Qatar Islamic Bank QPSC	19,106	112,086
Qatar National Bank QPSC	50,372	239,201
		707,892
ROMANIA — 0.1%
NEPI Rockcastle NV	6,683	48,871
RUSSIA — 0.0%
Polyus PJSC GDR (a) (f)	1,137	—
Sberbank of Russia PJSC (f)	267,268	—
VK IPJSC GDR (a) (f)	1,648	—
VTB Bank PJSC (a) (f)	11,225	—
		—
SAUDI ARABIA — 3.8%
ACWA Power Co.	1,583	169,111
Ades Holding Co.	3,738	17,270
Advanced Petrochemical Co. (a)	1,406	12,012
Al Rajhi Bank	21,253	535,087
Al Rajhi Co. for Co-operative Insurance (a)	417	19,044
Alinma Bank	13,520	104,169
Security Description	Shares	Value
Almarai Co. JSC	4,328	$65,886
Arab National Bank	9,933	55,727
Arabian Internet & Communications Services Co.	265	19,042
Bank AlBilad	6,760	70,256
Bank Al-Jazira (a)	5,543	27,587
Banque Saudi Fransi	13,516	56,979
Bupa Arabia for Cooperative Insurance Co.	881	48,535
Co. for Cooperative Insurance	811	31,858
Dallah Healthcare Co.	377	15,050
Dar Al Arkan Real Estate Development Co. (a)	5,841	23,474
Dr. Sulaiman Al Habib Medical Services Group Co.	940	70,149
Elm Co.	265	78,638
Etihad Etisalat Co.	4,164	59,179
Jarir Marketing Co.	6,489	21,864
Mobile Telecommunications Co. Saudi Arabia	4,860	13,271
Mouwasat Medical Services Co.	1,032	23,373
Nahdi Medical Co.	430	13,458
Power & Water Utility Co. for Jubail & Yanbu	828	12,076
Riyad Bank	16,224	123,491
SABIC Agri-Nutrients Co.	2,574	76,040
Sahara International Petrochemical Co.	3,966	26,261
SAL Saudi Logistics Services	265	17,815
Saudi Arabian Mining Co. (a)	13,975	187,082
Saudi Aramco Base Oil Co.	559	16,633
Saudi Awwal Bank	10,841	97,088
Saudi Basic Industries Corp.	9,730	173,500
Saudi Electricity Co.	9,197	41,366
Saudi Industrial Investment Group	3,323	14,769
Saudi Investment Bank	6,446	24,876
Saudi Kayan Petrochemical Co. (a)	9,131	17,060
Saudi National Bank	31,839	283,021
Saudi Research & Media Group (a)	398	29,129
Saudi Tadawul Group Holding Co.	530	30,581
Saudi Telecom Co.	21,646	230,436
Yanbu National Petrochemical Co.	3,042	30,603
		2,982,846
SOUTH AFRICA — 2.8%
Absa Group Ltd.	9,377	94,292
Anglo American Platinum Ltd. (c)	878	26,473
Aspen Pharmacare Holdings Ltd.	4,186	36,569
Bid Corp. Ltd.	3,718	84,836
Bidvest Group Ltd.	3,755	52,469
Capitec Bank Holdings Ltd.	941	156,302
Clicks Group Ltd.	2,627	51,941
Discovery Ltd.	5,972	61,641
FirstRand Ltd.	54,649	219,986
Gold Fields Ltd.	9,664	126,549

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Harmony Gold Mining Co. Ltd.	6,062	$48,406
Impala Platinum Holdings Ltd. (a)	9,981	46,414
Kumba Iron Ore Ltd.	711	12,293
MTN Group Ltd.	18,716	91,239
Naspers Ltd. Class N	1,836	406,043
Nedbank Group Ltd.	5,117	76,392
Old Mutual Ltd.	52,875	35,054
OUTsurance Group Ltd.	9,353	32,961
Pepkor Holdings Ltd. (b)	26,426	40,542
Remgro Ltd.	5,549	45,609
Sanlam Ltd.	19,861	91,443
Shoprite Holdings Ltd.	5,547	86,571
Sibanye Stillwater Ltd. (a)	27,630	21,934
Standard Bank Group Ltd.	14,473	170,086
Vodacom Group Ltd.	6,880	36,956
Woolworths Holdings Ltd.	10,471	34,598
		2,187,599
SOUTH KOREA — 9.5%
Alteogen, Inc. (a)	440	92,504
Amorepacific Corp.	323	22,994
Celltrion, Inc.	1,726	219,832
CJ CheilJedang Corp.	91	15,794
Coway Co. Ltd.	611	27,766
DB Insurance Co. Ltd.	508	35,474
Doosan Bobcat, Inc.	609	17,333
Doosan Enerbility Co. Ltd. (a)	4,949	58,999
Ecopro BM Co. Ltd. (a)	536	40,014
Ecopro Co. Ltd. (a)	1,102	43,042
Ecopro Materials Co. Ltd. (a)	213	9,520
Enchem Co. Ltd. (a)	139	12,548
Hana Financial Group, Inc.	3,170	122,308
Hanjin Kal Corp.	258	13,214
Hankook Tire & Technology Co. Ltd.	820	21,389
Hanmi Pharm Co. Ltd.	71	13,528
Hanmi Semiconductor Co. Ltd.	482	27,011
Hanwha Aerospace Co. Ltd.	352	78,068
Hanwha Ocean Co. Ltd. (a)	1,015	25,752
HD Hyundai Co. Ltd.	479	25,770
HD Hyundai Electric Co. Ltd.	259	67,206
HD Hyundai Heavy Industries Co. Ltd. (a)	245	47,847
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	469	72,637
HLB, Inc. (a)	1,315	65,297
HMM Co. Ltd.	2,786	33,421
HYBE Co. Ltd. (a)	253	33,237
Hyundai Glovis Co. Ltd.	414	33,212
Hyundai Mobis Co. Ltd.	667	107,153
Hyundai Motor Co.	1,473	212,122
Hyundai Motor Co. Preference Shares	395	41,857
Hyundai Motor Co. Preference Shares	250	25,914
Hyundai Rotem Co. Ltd. (a)	843	28,460
Industrial Bank of Korea	3,080	29,981
Security Description	Shares	Value
Kakao Corp.	3,427	$88,925
KakaoBank Corp.	1,842	26,338
KB Financial Group, Inc.	4,046	227,839
Kia Corp.	2,594	177,438
Korea Aerospace Industries Ltd.	807	30,095
Korea Investment Holdings Co. Ltd.	461	22,327
Korea Zinc Co. Ltd.	57	38,951
Korean Air Lines Co. Ltd.	2,032	31,195
Krafton, Inc. (a)	317	67,291
KT&G Corp.	1,151	83,736
Kumho Petrochemical Co. Ltd.	154	9,478
L&F Co. Ltd. (a)	264	14,526
LG Chem Ltd.	545	92,552
LG Chem Ltd. Preference Shares	85	9,169
LG Corp.	1,042	50,962
LG Display Co. Ltd. (a)	3,311	20,534
LG Electronics, Inc.	1,174	66,589
LG Energy Solution Ltd. (a)	505	119,376
LG H&H Co. Ltd.	103	21,340
LG Innotek Co. Ltd.	134	14,746
LG Uplus Corp.	2,361	16,567
Lotte Chemical Corp.	212	8,612
LS Electric Co. Ltd.	168	18,350
Meritz Financial Group, Inc.	1,052	74,318
Mirae Asset Securities Co. Ltd.	2,628	14,335
NAVER Corp. (a)	1,566	211,580
NCSoft Corp.	157	19,527
Netmarble Corp. (a) (b)	332	11,659
NH Investment & Securities Co. Ltd.	1,446	13,702
Orion Corp.	262	18,224
Posco DX Co. Ltd.	587	7,608
POSCO Future M Co. Ltd.	342	33,012
POSCO Holdings, Inc.	758	130,525
Samsung Biologics Co. Ltd. (a) (b)	196	126,349
Samsung C&T Corp.	981	76,500
Samsung E&A Co. Ltd. (a)	1,731	19,460
Samsung Electro-Mechanics Co. Ltd.	618	51,971
Samsung Electronics Co. Ltd.	51,844	1,873,519
Samsung Electronics Co. Ltd. Preference Shares	8,912	267,575
Samsung Fire & Marine Insurance Co. Ltd.	340	82,797
Samsung Heavy Industries Co. Ltd. (a)	7,284	55,911
Samsung Life Insurance Co. Ltd.	883	56,861
Samsung SDI Co. Ltd. (a)	607	102,050
Samsung SDS Co. Ltd.	470	40,802
Shinhan Financial Group Co. Ltd.	4,679	151,448
SK Biopharmaceuticals Co. Ltd. (a)	346	26,112
SK Bioscience Co. Ltd. (a)	322	11,024
SK Hynix, Inc.	5,923	699,664
SK Square Co. Ltd. (a)	1,041	56,075

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SK Telecom Co. Ltd.	563	$21,110
SKC Co. Ltd. (a)	176	12,565
S-Oil Corp.	497	18,501
Woori Financial Group, Inc.	6,966	72,729
Yuhan Corp.	622	50,490
		7,386,143
TAIWAN — 21.1%
Accton Technology Corp.	5,000	117,891
Acer, Inc.	32,000	38,848
Advantech Co. Ltd.	5,000	52,845
Alchip Technologies Ltd.	1,000	100,047
ASE Technology Holding Co. Ltd.	35,656	176,189
Asia Cement Corp.	25,000	30,807
Asia Vital Components Co. Ltd.	4,000	76,012
Asustek Computer, Inc.	8,000	150,315
AUO Corp.	72,400	32,352
Catcher Technology Co. Ltd.	7,000	41,422
Cathay Financial Holding Co. Ltd.	103,403	215,420
Chailease Holding Co. Ltd.	16,483	56,813
Chang Hwa Commercial Bank Ltd.	67,672	36,845
Cheng Shin Rubber Industry Co. Ltd.	20,000	29,923
China Airlines Ltd.	31,000	24,254
China Steel Corp.	130,000	77,918
Chunghwa Telecom Co. Ltd.	41,000	154,448
Compal Electronics, Inc.	46,000	52,827
CTBC Financial Holding Co. Ltd.	180,000	214,675
Delta Electronics, Inc.	21,000	275,755
E Ink Holdings, Inc.	9,000	74,944
E.Sun Financial Holding Co. Ltd.	158,565	130,346
Eclat Textile Co. Ltd.	2,000	31,051
eMemory Technology, Inc.	1,000	102,335
Eva Airways Corp.	29,000	39,230
Evergreen Marine Corp. Taiwan Ltd.	11,600	79,611
Far Eastern New Century Corp.	32,000	30,844
Far EasTone Telecommunications Co. Ltd.	19,000	51,811
Feng TAY Enterprise Co. Ltd.	5,000	20,284
First Financial Holding Co. Ltd.	123,825	102,355
Formosa Chemicals & Fibre Corp.	37,397	31,141
Formosa Plastics Corp.	42,000	45,479
Fortune Electric Co. Ltd.	2,000	34,345
Fubon Financial Holding Co. Ltd.	89,036	245,236
Gigabyte Technology Co. Ltd.	6,000	49,871
Global Unichip Corp.	1,000	41,483
Globalwafers Co. Ltd.	3,000	34,910
Hon Hai Precision Industry Co. Ltd.	134,980	757,563
Hotai Motor Co. Ltd.	3,100	58,531
Hua Nan Financial Holdings Co. Ltd.	98,280	78,391
Innolux Corp.	83,974	36,756
International Games System Co. Ltd.	3,000	89,127
Security Description	Shares	Value
Inventec Corp.	28,000	$42,789
Jentech Precision Industrial Co. Ltd.	1,000	46,516
KGI Financial Holding Co. Ltd.	176,257	92,471
Largan Precision Co. Ltd.	1,000	81,593
Lite-On Technology Corp.	23,000	69,804
MediaTek, Inc.	17,000	733,731
Mega Financial Holding Co. Ltd.	130,495	154,041
Micro-Star International Co. Ltd.	8,000	44,777
Nan Ya Plastics Corp.	57,000	51,985
Nanya Technology Corp. (a)	14,000	12,491
Nien Made Enterprise Co. Ltd.	2,000	22,358
Novatek Microelectronics Corp.	6,000	91,873
Pegatron Corp.	22,000	61,669
PharmaEssentia Corp. (a)	3,000	56,277
Pou Chen Corp.	24,000	27,013
President Chain Store Corp.	6,394	51,293
Quanta Computer, Inc.	29,000	253,870
Realtek Semiconductor Corp.	5,000	86,626
Ruentex Development Co. Ltd.	17,000	22,245
Shanghai Commercial & Savings Bank Ltd.	44,000	53,147
Shin Kong Financial Holding Co. Ltd. (a)	161,000	57,948
SinoPac Financial Holdings Co. Ltd.	115,597	80,745
Synnex Technology International Corp.	14,000	30,234
Taishin Financial Holding Co. Ltd.	128,839	68,380
Taiwan Business Bank	76,000	34,425
Taiwan Cooperative Financial Holding Co. Ltd.	117,249	86,905
Taiwan High Speed Rail Corp.	22,000	18,655
Taiwan Mobile Co. Ltd.	20,000	69,240
Taiwan Semiconductor Manufacturing Co. Ltd.	267,734	8,778,967
TCC Group Holdings Co. Ltd.	74,743	72,271
Unimicron Technology Corp.	15,000	64,512
Uni-President Enterprises Corp.	53,000	130,784
United Microelectronics Corp.	121,602	159,678
Vanguard International Semiconductor Corp.	11,000	33,519
Voltronic Power Technology Corp.	1,000	56,734
Walsin Lihwa Corp.	31,000	22,410
Wan Hai Lines Ltd.	7,500	18,553
Wistron Corp.	30,000	95,167
Wiwynn Corp.	1,000	79,916
WPG Holdings Ltd.	18,000	37,554
Yageo Corp.	4,779	78,862
Yang Ming Marine Transport Corp.	19,000	43,871
Yuanta Financial Holding Co. Ltd.	113,948	118,173
Zhen Ding Technology Holding Ltd.	7,000	25,622
		16,440,944

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
THAILAND — 1.4%
Advanced Info Service PCL NVDR	13,115	$110,398
Airports of Thailand PCL NVDR	49,240	85,930
Bangkok Dusit Medical Services PCL NVDR	122,800	88,242
Bangkok Expressway & Metro PCL NVDR	75,900	15,806
Bumrungrad Hospital PCL NVDR	6,600	38,619
Central Pattana PCL NVDR	22,300	37,281
Central Retail Corp. PCL NVDR	20,000	19,944
Charoen Pokphand Foods PCL NVDR	41,800	27,952
CP ALL PCL NVDR	64,400	105,303
CP Axtra PCL NVDR	23,000	18,382
Delta Electronics Thailand PCL	33,700	150,733
Gulf Energy Development PCL NVDR	32,400	56,542
Home Product Center PCL NVDR	65,300	18,003
Intouch Holdings PCL NVDR	10,600	30,157
Kasikornbank PCL NVDR	6,500	29,645
Krung Thai Bank PCL NVDR	38,600	23,775
Krungthai Card PCL NVDR	10,000	14,665
Minor International PCL NVDR	37,552	28,636
PTT Global Chemical PCL NVDR	24,874	17,801
PTT Oil & Retail Business PCL NVDR	33,100	12,912
SCB X PCL NVDR	9,316	32,105
Siam Cement PCL	8,129	40,055
Thai Oil PCL NVDR	13,600	11,269
TMBThanachart Bank PCL NVDR	268,700	14,658
True Corp. PCL NVDR (a)	114,400	37,244
		1,066,057
TURKEY — 0.6%
Akbank TAS	34,434	63,151
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,287	12,392
Aselsan Elektronik Sanayi Ve Ticaret AS	15,098	30,956
BIM Birlesik Magazalar AS	5,026	75,119
Coca-Cola Icecek AS	9,264	15,706
Eregli Demir ve Celik Fabrikalari TAS	29,347	20,250
Ford Otomotiv Sanayi AS	775	20,536
Haci Omer Sabanci Holding AS	11,590	31,466
Pegasus Hava Tasimaciligi AS (a)	2,483	14,957
Sasa Polyester Sanayi AS (a)	119,415	13,745
Turk Hava Yollari AO (a)	6,092	48,411
Turkcell Iletisim Hizmetleri AS	13,354	35,046
Turkiye Is Bankasi AS Class C	96,569	36,977
Turkiye Petrol Rafinerileri AS	10,633	42,670
Turkiye Sise ve Cam Fabrikalari AS	15,213	17,863
Yapi ve Kredi Bankasi AS	37,290	32,291
		511,536
Security Description	Shares	Value
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	32,315	$91,674
Abu Dhabi Islamic Bank PJSC	16,034	60,329
Abu Dhabi National Oil Co. for Distribution PJSC	34,489	33,052
ADNOC Drilling Co. PJSC	35,317	51,249
Aldar Properties PJSC	42,520	88,905
Americana Restaurants International PLC - Foreign Co.	32,539	19,578
Dubai Islamic Bank PJSC	31,965	61,701
Emaar Properties PJSC	71,682	250,776
Emirates NBD Bank PJSC	20,914	122,134
Emirates Telecommunications Group Co. PJSC	37,597	167,050
First Abu Dhabi Bank PJSC	47,764	178,674
Multiply Group PJSC (a)	37,083	20,899
		1,146,021
UNITED KINGDOM — 0.2%
Anglogold Ashanti PLC	5,536	123,511
UNITED STATES — 0.1%
JBS SA	8,550	50,238
Legend Biotech Corp. ADR (a) (c)	776	25,251
		75,489
TOTAL COMMON STOCKS (Cost $73,566,047)		78,368,706

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	97,935	97,935
State Street Navigator Securities Lending Portfolio II (i) (j)	1,181,952	1,181,952
TOTAL SHORT-TERM INVESTMENTS (Cost $1,279,887)		1,279,887
TOTAL INVESTMENTS — 102.1% (Cost $74,845,934)		79,648,593
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(1,619,482)
NET ASSETS — 100.0%		$78,029,111
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$78,173,591	$195,115	$0(a)	$78,368,706
Short-Term Investments	1,279,887	—	—	1,279,887
TOTAL INVESTMENTS	$79,453,478	$195,115	$0	$79,648,593
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,570	$33,570	$1,999,827	$1,935,462	$—	$—	97,935	$97,935	$3,082
State Street Navigator Securities Lending Portfolio II	928,511	928,511	2,511,560	2,258,119	—	—	1,181,952	1,181,952	835
Total		$962,081	$4,511,387	$4,193,581	$—	$—		$1,279,887	$3,917
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.3%
ANZ Group Holdings Ltd.	75,752	$1,338,579
Aristocrat Leisure Ltd.	29,564	1,251,299
ASX Ltd.	11,080	446,461
BHP Group Ltd.	365,884	8,959,544
BlueScope Steel Ltd.	24,388	282,216
Brambles Ltd.	166,465	1,983,006
Cochlear Ltd.	4,582	822,374
Coles Group Ltd.	129,819	1,518,330
Commonwealth Bank of Australia	19,022	1,804,898
Computershare Ltd.	54,855	1,153,060
Endeavour Group Ltd. (a)	32,713	85,068
Fortescue Ltd.	134,814	1,523,330
Glencore PLC (b)	588,076	2,602,813
Goodman Group REIT	5,317	117,328
GPT Group REIT	35,557	96,206
Insurance Australia Group Ltd.	186,422	976,480
Lottery Corp. Ltd.	13,183	40,322
Macquarie Group Ltd.	4,100	562,662
Medibank Pvt Ltd.	815,038	1,912,551
Mirvac Group REIT (a)	84,619	98,235
National Australia Bank Ltd.	57,946	1,331,047
Northern Star Resources Ltd.	10,034	95,922
Origin Energy Ltd.	116,826	788,428
Pro Medicus Ltd.	4,278	662,499
QBE Insurance Group Ltd.	64,875	771,213
REA Group Ltd. (a)	2,811	406,060
Rio Tinto Ltd. (a)	25,385	1,846,134
Rio Tinto PLC	86,750	5,131,336
Santos Ltd.	158,896	657,182
Scentre Group REIT	125,061	265,590
Sonic Healthcare Ltd.	5,193	86,844
South32 Ltd.	113,548	239,031
Stockland REIT	35,999	106,986
Suncorp Group Ltd.	20,088	236,437
Telstra Group Ltd.	216,377	537,219
Transurban Group Stapled Security	117,372	973,063
Vicinity Ltd. REIT	68,850	89,520
Washington H Soul Pattinson & Co. Ltd. (a)	7,313	154,943
Wesfarmers Ltd.	65,391	2,896,024
Westpac Banking Corp.	73,438	1,469,563
WiseTech Global Ltd.	7,512	563,057
Woodside Energy Group Ltd. (a)	52,671	802,237
Woolworths Group Ltd.	24,840	468,927
		48,154,024
AUSTRIA — 0.2%
Erste Group Bank AG	11,358	701,674
Mondi PLC	30,021	448,172
OMV AG	8,797	340,141
Verbund AG	8,477	614,455
		2,104,442
Security Description	Shares	Value
BELGIUM — 1.0%
Ageas SA	4,284	$208,052
Anheuser-Busch InBev SA	31,512	1,574,430
D'ieteren Group	1,054	175,391
Groupe Bruxelles Lambert NV	30,543	2,088,982
KBC Group NV	5,976	461,265
Lotus Bakeries NV	92	1,026,967
Sofina SA	618	139,763
Syensqo SA (a)	2,543	185,804
UCB SA	16,025	3,189,345
		9,049,999
BRAZIL — 0.0% (c)
Yara International ASA	7,822	207,166
CHILE — 0.0% (c)
Antofagasta PLC	3,676	73,201
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	803,036	2,579,284
Prosus NV	9,954	395,288
SITC International Holdings Co. Ltd.	199,000	530,294
Wharf Holdings Ltd.	66,000	185,647
Wilmar International Ltd.	136,800	310,863
Yangzijiang Shipbuilding Holdings Ltd.	171,400	375,668
		4,377,044
DENMARK — 2.6%
AP Moller - Maersk AS Class A	509	815,633
AP Moller - Maersk AS Class B	646	1,067,906
Carlsberg AS Class B	8,412	805,971
Coloplast AS Class B	7,116	776,855
Danske Bank AS	25,105	710,105
Demant AS (b)	3,368	123,559
DSV AS	2,632	558,810
Genmab AS (b)	4,984	1,032,912
Novo Nordisk AS Class B	173,596	15,046,465
Novonesis (Novozymes) B Class B	3,181	180,084
Orsted AS (b) (d)	3,418	153,871
Pandora AS	4,386	802,094
Rockwool AS Class B	590	209,076
Tryg AS	68,967	1,450,858
Vestas Wind Systems AS (b)	10,721	146,011
		23,880,210
FINLAND — 1.7%
Elisa OYJ	49,313	2,134,459
Fortum OYJ (a)	18,913	264,683
Kesko OYJ Class B (a)	16,392	308,586
Kone OYJ Class B	46,223	2,249,604
Metso OYJ	37,331	347,133
Neste OYJ (a)	42,606	534,937
Nokia OYJ	219,809	972,928
Nordea Bank Abp (e)	79,233	862,659
Nordea Bank Abp (e)	117,212	1,274,417
Orion OYJ Class B	38,214	1,692,830

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sampo OYJ Class A	91,363	$3,725,600
Stora Enso OYJ Class R (a)	24,656	248,113
UPM-Kymmene OYJ	10,776	296,371
Wartsila OYJ Abp	24,438	432,978
		15,345,298
FRANCE — 7.7%
Air Liquide SA	41,407	6,728,251
Airbus SE	5,998	961,328
Alstom SA (b)	9,454	211,064
Arkema SA	2,105	160,319
AXA SA	50,421	1,791,880
BioMerieux	1,738	186,269
BNP Paribas SA	47,417	2,907,720
Bollore SE	15,363	94,496
Bouygues SA	10,510	310,604
Bureau Veritas SA	15,020	456,331
Capgemini SE	8,868	1,452,262
Carrefour SA	60,362	858,192
Cie de Saint-Gobain SA	9,805	870,119
Cie Generale des Etablissements Michelin SCA	20,157	663,748
Credit Agricole SA	27,437	377,582
Danone SA	44,567	3,005,231
Dassault Aviation SA	5,160	1,053,675
Dassault Systemes SE	29,854	1,035,613
Edenred SE	4,613	151,662
Eiffage SA	2,704	237,215
Engie SA	68,396	1,084,316
EssilorLuxottica SA	5,240	1,278,370
Getlink SE	28,231	450,338
Hermes International SCA	1,879	4,517,926
Ipsen SA	9,241	1,059,295
Kering SA	2,295	566,195
Klepierre SA REIT	7,242	208,475
La Francaise des Jeux SACA (d)	23,623	910,461
Legrand SA	13,031	1,268,938
L'Oreal SA	14,238	5,040,048
LVMH Moet Hennessy Louis Vuitton SE	14,517	9,553,061
Orange SA	461,670	4,602,755
Pernod Ricard SA	3,209	362,198
Publicis Groupe SA	12,302	1,312,088
Renault SA	17,369	846,223
Rexel SA	8,289	211,148
Safran SA	1,471	323,075
SEB SA	1,049	95,046
Societe Generale SA	56,301	1,583,420
Sodexo SA	4,721	388,888
Teleperformance SE	1,215	104,576
Thales SA	10,354	1,486,545
TotalEnergies SE	146,668	8,105,554
Unibail-Rodamco-Westfield CDI	960	3,578
Unibail-Rodamco-Westfield REIT (b)	2,010	151,356
Veolia Environnement SA	16,526	463,925
Security Description	Shares	Value
Vinci SA	11,736	$1,212,103
		70,703,462
GERMANY — 7.2%
adidas AG	1,375	337,159
Allianz SE	23,311	7,142,594
BASF SE	34,085	1,498,626
Bayer AG	74,731	1,494,594
Bayerische Motoren Werke AG	25,551	2,089,658
Bayerische Motoren Werke AG Preference Shares	3,598	269,743
Bechtle AG	5,438	175,126
Beiersdorf AG	30,547	3,922,296
Brenntag SE	10,106	605,700
Carl Zeiss Meditec AG	1,609	75,842
Commerzbank AG	35,796	582,875
Continental AG	4,669	313,388
Covestro AG (b)	6,551	393,446
CTS Eventim AG & Co. KGaA	2,672	225,914
Daimler Truck Holding AG	15,950	608,623
Deutsche Bank AG	92,032	1,585,778
Deutsche Boerse AG	15,337	3,532,038
Deutsche Lufthansa AG	27,506	175,908
Deutsche Post AG	37,401	1,316,002
Deutsche Telekom AG	205,594	6,150,467
Dr. Ing hc F Porsche AG Preference Shares (d)	7,521	454,975
E.ON SE	165,561	1,927,825
Evonik Industries AG	5,960	103,250
Fresenius Medical Care AG	8,436	385,759
Fresenius SE & Co. KGaA (b)	33,762	1,172,577
GEA Group AG	8,667	429,169
Hannover Rueck SE	6,616	1,653,800
Heidelberg Materials AG	2,896	357,758
Henkel AG & Co. KGaA	30,136	2,321,714
Henkel AG & Co. KGaA Preference Shares	8,254	723,932
Infineon Technologies AG	19,774	642,946
Knorr-Bremse AG	4,948	360,449
LEG Immobilien SE	1,057	89,532
Mercedes-Benz Group AG	50,227	2,798,141
Merck KGaA	9,197	1,332,337
MTU Aero Engines AG	333	111,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,536	5,818,667
Nemetschek SE	3,606	349,504
Porsche Automobil Holding SE Preference Shares	16,470	619,938
Puma SE	1,839	84,474
Rational AG	377	321,676
Rheinmetall AG	2,037	1,296,384
RWE AG	15,336	457,833
SAP SE	11,502	2,814,409
Scout24 SE (d)	2,681	236,253
Siemens AG	8,729	1,704,371
Siemens Energy AG (b)	4,971	259,330

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Siemens Healthineers AG (d)	3,788	$200,831
Symrise AG	4,565	485,232
Talanx AG	2,085	177,363
Volkswagen AG Preference Shares	31,675	2,920,464
Vonovia SE	9,813	297,931
Zalando SE (b) (d)	4,764	159,784
		65,565,417
HONG KONG — 2.6%
AIA Group Ltd.	148,423	1,075,730
CK Asset Holdings Ltd.	102,854	422,382
CK Infrastructure Holdings Ltd.	235,500	1,750,800
CLP Holdings Ltd.	387,500	3,257,455
Hang Seng Bank Ltd. (a)	166,629	2,049,627
Henderson Land Development Co. Ltd.	38,000	115,449
HKT Trust & HKT Ltd. Stapled Security	1,422,540	1,758,042
Hong Kong & China Gas Co. Ltd.	1,901,652	1,520,254
Hong Kong Exchanges & Clearing Ltd.	68,672	2,606,158
Hongkong Land Holdings Ltd.	74,800	332,860
Jardine Matheson Holdings Ltd.	35,100	1,438,047
Link REIT	72,909	308,326
MTR Corp. Ltd. (a)	221,396	772,383
Power Assets Holdings Ltd.	504,500	3,520,092
Prudential PLC	69,392	553,595
Sino Land Co. Ltd.	175,173	177,023
Sun Hung Kai Properties Ltd.	60,000	576,600
Swire Pacific Ltd. Class A	15,500	140,574
Techtronic Industries Co. Ltd.	76,500	1,009,436
WH Group Ltd. (d)	658,290	509,314
Wharf Real Estate Investment Co. Ltd.	50,000	127,833
		24,021,980
IRELAND — 0.4%
AerCap Holdings NV	4,497	430,363
AIB Group PLC	228,261	1,259,822
Bank of Ireland Group PLC	51,634	470,830
Kerry Group PLC Class A	14,581	1,407,947
Kingspan Group PLC	7,682	560,409
		4,129,371
ISRAEL — 1.4%
Bank Hapoalim BM	195,523	2,362,171
Bank Leumi Le-Israel BM	138,988	1,653,597
Check Point Software Technologies Ltd. (b)	19,227	3,589,681
Elbit Systems Ltd.	6,691	1,750,037
ICL Group Ltd.	77,377	382,250
Israel Discount Bank Ltd. Class A	152,463	1,042,740
Mizrahi Tefahot Bank Ltd.	18,500	800,187
Nice Ltd. (b)	2,854	486,574
Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. (b)	19,902	$442,485
Teva Pharmaceutical Industries Ltd. ADR (b)	524	11,549
		12,521,271
ITALY — 2.8%
Banco BPM SpA	46,848	378,969
BPER Banca SpA	35,066	222,731
Coca-Cola HBC AG	11,695	400,151
Enel SpA	228,280	1,627,740
Eni SpA	348,130	4,718,796
Ferrari NV	14,487	6,186,532
FinecoBank Banca Fineco SpA	40,673	707,143
Generali	34,295	968,425
Intesa Sanpaolo SpA	399,130	1,596,574
Leonardo SpA	14,891	399,831
Mediobanca Banca di Credito Finanziario SpA	18,160	264,676
Moncler SpA	13,315	702,896
Poste Italiane SpA (d)	8,816	124,336
Prysmian SpA	13,815	882,073
Recordati Industria Chimica e Farmaceutica SpA	31,866	1,669,661
Snam SpA (a)	224,956	996,293
Telecom Italia SpA (a) (b)	644,659	164,616
Terna - Rete Elettrica Nazionale	105,509	832,520
UniCredit SpA	56,694	2,261,673
Unipol Gruppo SpA	28,098	350,019
		25,455,655
JAPAN — 22.8%
Advantest Corp.	34,700	2,030,864
Aeon Co. Ltd.	52,600	1,236,682
AGC, Inc. (a)	8,700	256,029
Aisin Corp.	47,000	531,576
Ajinomoto Co., Inc.	3,800	156,004
ANA Holdings, Inc.	65,400	1,192,439
Asahi Group Holdings Ltd.	38,000	400,649
Asahi Kasei Corp.	48,500	337,148
Astellas Pharma, Inc.	245,100	2,393,140
Bandai Namco Holdings, Inc.	44,800	1,077,241
Bridgestone Corp. (a)	57,400	1,950,344
Brother Industries Ltd.	18,100	310,669
Canon, Inc. (a)	101,500	3,333,173
Capcom Co. Ltd.	14,700	324,941
Central Japan Railway Co.	131,400	2,479,009
Chiba Bank Ltd.	21,700	168,798
Chubu Electric Power Co., Inc.	117,200	1,234,567
Chugai Pharmaceutical Co. Ltd.	58,100	2,587,439
Concordia Financial Group Ltd.	35,500	196,768
Dai Nippon Printing Co. Ltd.	40,600	573,376
Daifuku Co. Ltd.	16,400	344,362
Dai-ichi Life Holdings, Inc.	23,608	636,166
Daiichi Sankyo Co. Ltd.	76,018	2,105,054
Daikin Industries Ltd.	4,400	522,423

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Daito Trust Construction Co. Ltd.	11,500	$1,286,030
Daiwa House Industry Co. Ltd.	45,500	1,406,458
Daiwa Securities Group, Inc.	24,200	161,374
Denso Corp. (a)	42,100	593,220
Dentsu Group, Inc. (a)	3,600	87,320
Disco Corp.	5,500	1,495,387
East Japan Railway Co.	175,700	3,124,723
Eisai Co. Ltd.	4,100	112,935
ENEOS Holdings, Inc.	260,182	1,367,959
FANUC Corp.	8,500	225,805
Fast Retailing Co. Ltd.	10,400	3,561,517
Fuji Electric Co. Ltd.	3,300	179,698
FUJIFILM Holdings Corp.	36,900	776,929
Fujitsu Ltd.	114,200	2,034,251
Hankyu Hanshin Holdings, Inc.	18,600	487,250
Hitachi Ltd.	214,200	5,365,904
Honda Motor Co. Ltd.	274,400	2,680,097
Hoya Corp.	18,800	2,370,336
Idemitsu Kosan Co. Ltd.	136,200	897,398
Inpex Corp. (a)	48,100	603,086
Isuzu Motors Ltd.	23,000	315,891
ITOCHU Corp. (a)	35,914	1,789,759
Japan Airlines Co. Ltd.	41,100	651,831
Japan Exchange Group, Inc.	55,612	626,325
Japan Post Bank Co. Ltd.	278,200	2,645,520
Japan Post Holdings Co. Ltd.	250,700	2,377,630
Japan Post Insurance Co. Ltd.	10,200	188,670
Japan Real Estate Investment Corp. REIT (a)	480	329,550
Japan Tobacco, Inc. (a)	150,900	3,917,485
JFE Holdings, Inc.	50,700	574,069
Kajima Corp.	10,200	186,983
Kansai Electric Power Co., Inc.	54,000	602,501
Kao Corp. (a)	67,900	2,759,896
Kawasaki Kisen Kaisha Ltd. (a)	21,800	312,727
KDDI Corp.	198,318	6,362,429
Keyence Corp.	9,000	3,701,133
Kikkoman Corp.	33,500	375,692
Kirin Holdings Co. Ltd. (a)	85,400	1,113,417
Kobe Bussan Co. Ltd.	8,700	190,430
Kokusai Electric Corp. (a)	6,500	88,715
Komatsu Ltd.	21,200	586,791
Konami Group Corp.	4,600	433,189
Kubota Corp. (a)	25,900	303,068
Kyocera Corp.	42,800	429,062
Kyowa Kirin Co. Ltd.	59,600	900,864
Lasertec Corp. (a)	5,100	492,769
LY Corp.	31,700	84,595
M3, Inc.	26,200	232,893
Makita Corp.	2,900	89,366
Marubeni Corp.	55,400	843,373
McDonald's Holdings Co. Japan Ltd. (a)	37,700	1,484,875
MEIJI Holdings Co. Ltd.	69,300	1,411,487
Minebea Mitsumi, Inc.	11,300	184,750
Security Description	Shares	Value
Mitsubishi Chemical Group Corp.	82,100	$417,761
Mitsubishi Corp.	107,400	1,779,522
Mitsubishi Electric Corp.	33,300	569,338
Mitsubishi Estate Co. Ltd.	23,200	324,838
Mitsubishi HC Capital, Inc.	29,500	195,590
Mitsubishi Heavy Industries Ltd.	30,300	428,588
Mitsubishi UFJ Financial Group, Inc.	344,600	4,047,669
Mitsui & Co. Ltd.	78,000	1,643,281
Mitsui Chemicals, Inc.	8,600	189,883
Mitsui Fudosan Co. Ltd.	48,000	387,885
Mitsui OSK Lines Ltd. (a)	17,900	627,343
Mizuho Financial Group, Inc.	73,340	1,807,367
MonotaRO Co. Ltd.	20,300	345,136
MS&AD Insurance Group Holdings, Inc.	81,500	1,788,582
Murata Manufacturing Co. Ltd.	88,400	1,439,678
NEC Corp.	11,200	977,755
Nexon Co. Ltd. (a)	5,400	81,656
NIDEC Corp.	9,400	170,762
Nintendo Co. Ltd.	52,900	3,118,259
Nippon Building Fund, Inc. REIT (a)	2,435	1,896,437
Nippon Paint Holdings Co. Ltd.	14,700	95,733
Nippon Steel Corp.	56,700	1,147,998
Nippon Telegraph & Telephone Corp.	3,329,900	3,347,698
Nippon Yusen KK (a)	26,100	875,702
Nissan Motor Co. Ltd. (a)	294,816	900,431
Nissin Foods Holdings Co. Ltd.	39,700	965,723
Nitori Holdings Co. Ltd.	8,300	984,159
Nitto Denko Corp.	43,900	748,613
Nomura Holdings, Inc.	82,500	488,879
Nomura Research Institute Ltd.	26,000	770,769
NTT Data Group Corp.	11,300	217,861
Obayashi Corp.	46,500	619,270
Obic Co. Ltd.	75,300	2,248,555
Olympus Corp.	14,400	217,200
Omron Corp.	2,600	88,558
Ono Pharmaceutical Co. Ltd.	102,900	1,070,184
Oracle Corp. Japan	17,600	1,697,175
Oriental Land Co. Ltd.	16,300	354,916
ORIX Corp.	27,000	585,492
Osaka Gas Co. Ltd.	63,800	1,404,607
Otsuka Corp.	99,200	2,278,015
Otsuka Holdings Co. Ltd.	92,900	5,083,609
Pan Pacific International Holdings Corp.	46,000	1,263,273
Panasonic Holdings Corp.	99,700	1,042,295
Rakuten Group, Inc. (b)	16,700	91,268
Recruit Holdings Co. Ltd.	66,405	4,709,110
Renesas Electronics Corp. (b)	35,100	457,064
Resona Holdings, Inc. (a)	73,900	538,168
Ricoh Co. Ltd.	11,600	133,707
SBI Holdings, Inc.	9,600	243,237
SCREEN Holdings Co. Ltd.	5,000	301,922

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SCSK Corp.	63,000	$1,335,283
Secom Co. Ltd. (a)	99,100	3,385,517
Seiko Epson Corp.	5,500	100,632
Sekisui Chemical Co. Ltd.	61,700	1,065,891
Sekisui House Ltd.	16,000	385,034
Seven & i Holdings Co. Ltd.	51,400	813,386
SG Holdings Co. Ltd.	99,500	953,468
Shimadzu Corp.	13,100	371,845
Shimano, Inc.	1,100	149,714
Shin-Etsu Chemical Co. Ltd.	90,100	3,036,203
Shionogi & Co. Ltd.	155,100	2,189,914
Shiseido Co. Ltd. (a)	3,600	63,829
Shizuoka Financial Group, Inc.	20,500	167,551
SMC Corp.	2,700	1,068,249
SoftBank Corp.	3,362,700	4,255,797
SoftBank Group Corp.	10,800	631,191
Sompo Holdings, Inc.	54,700	1,433,630
Sony Group Corp.	100,800	2,160,825
Subaru Corp.	25,200	452,336
Sumitomo Corp.	41,212	898,923
Sumitomo Electric Industries Ltd.	19,300	350,423
Sumitomo Metal Mining Co. Ltd.	7,800	179,317
Sumitomo Mitsui Financial Group, Inc.	105,300	2,521,947
Sumitomo Mitsui Trust Group, Inc.	17,600	413,459
Sumitomo Realty & Development Co. Ltd.	4,400	138,305
Suntory Beverage & Food Ltd. (a)	35,587	1,135,134
Suzuki Motor Corp.	39,000	444,197
Sysmex Corp. (a)	23,800	441,669
T&D Holdings, Inc.	10,400	192,270
Taisei Corp.	2,300	97,160
Takeda Pharmaceutical Co. Ltd.	166,851	4,438,814
TDK Corp.	24,500	323,086
Terumo Corp.	9,400	183,143
TIS, Inc.	69,400	1,650,215
Tokio Marine Holdings, Inc.	107,600	3,921,690
Tokyo Electric Power Co. Holdings, Inc. (b)	144,800	437,643
Tokyo Electron Ltd.	26,700	4,108,803
Tokyo Gas Co. Ltd.	43,808	1,218,128
Tokyu Corp.	85,200	915,103
TOPPAN Holdings, Inc.	6,900	184,793
Toray Industries, Inc.	46,900	298,870
Toyota Industries Corp.	5,400	442,040
Toyota Motor Corp.	302,300	6,051,386
Toyota Tsusho Corp.	24,300	437,264
Trend Micro, Inc. (a)	6,400	348,872
Unicharm Corp.	84,018	696,319
West Japan Railway Co.	72,100	1,283,174
Yakult Honsha Co. Ltd.	43,700	830,567
Yamaha Motor Co. Ltd. (a)	30,200	269,890
Yaskawa Electric Corp.	2,800	72,459
Yokogawa Electric Corp.	9,600	207,564
Security Description	Shares	Value
Zensho Holdings Co. Ltd.	4,700	$268,076
ZOZO, Inc. (a)	20,500	638,766
		209,052,558
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	12,031	300,298
LUXEMBOURG — 0.1%
ArcelorMittal SA	50,428	1,171,254
Eurofins Scientific SE	2,900	148,076
		1,319,330
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	22,000	93,461
NETHERLANDS — 5.0%
ABN AMRO Bank NV (d)	24,547	378,480
Adyen NV (b) (d)	1,177	1,751,392
Aegon Ltd.	44,738	264,986
Akzo Nobel NV	3,584	215,103
Argenx SE (b)	3,436	2,134,787
ASM International NV	2,254	1,304,249
ASML Holding NV	24,970	17,548,763
ASR Nederland NV	4,328	205,170
BE Semiconductor Industries NV	4,645	636,349
EXOR NV	12,943	1,186,789
Heineken Holding NV	11,518	689,970
Heineken NV	15,515	1,103,719
IMCD NV	2,675	397,490
ING Groep NV	122,496	1,919,159
JDE Peet's NV (a)	36,603	626,527
Koninklijke Ahold Delhaize NV	168,636	5,498,865
Koninklijke KPN NV	845,821	3,078,605
Koninklijke Philips NV (b)	15,576	393,546
NN Group NV	12,360	538,445
Randstad NV	8,717	367,467
Universal Music Group NV (a)	50,709	1,298,027
Wolters Kluwer NV	27,299	4,534,206
		46,072,094
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	172,974	843,106
Fisher & Paykel Healthcare Corp. Ltd.	28,241	607,566
Infratil Ltd.	90,344	637,752
Mercury NZ Ltd.	62,935	206,267
Meridian Energy Ltd.	67,627	223,918
		2,518,609
NORWAY — 0.4%
Aker BP ASA	4,709	91,922
DNB Bank ASA	24,601	491,485
Equinor ASA	53,990	1,261,645
Gjensidige Forsikring ASA	10,412	184,270
Kongsberg Gruppen ASA	5,023	566,104
Mowi ASA	9,527	163,364

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Norsk Hydro ASA	58,524	$322,266
Orkla ASA	36,920	319,712
Telenor ASA	28,799	321,782
		3,722,550
PORTUGAL — 0.3%
EDP SA	68,932	220,633
Galp Energia SGPS SA	95,847	1,583,031
Jeronimo Martins SGPS SA	33,192	634,132
		2,437,796
SINGAPORE — 2.4%
CapitaLand Integrated Commercial Trust REIT	166,890	236,107
DBS Group Holdings Ltd.	164,295	5,265,340
Genting Singapore Ltd.	1,068,500	599,181
Keppel Ltd.	51,011	255,766
Oversea-Chinese Banking Corp. Ltd.	310,945	3,804,187
Sea Ltd. ADR (b)	835	88,594
Singapore Airlines Ltd. (a)	35,949	169,705
Singapore Exchange Ltd.	352,500	3,291,929
Singapore Technologies Engineering Ltd.	558,200	1,906,767
Singapore Telecommunications Ltd.	475,800	1,074,230
STMicroelectronics NV	48,999	1,231,676
United Overseas Bank Ltd.	135,275	3,602,508
		21,525,990
SOUTH AFRICA — 0.2%
Anglo American PLC	46,771	1,384,737
SPAIN — 3.1%
Acciona SA	811	91,285
ACS Actividades de Construccion y Servicios SA	9,869	495,025
Aena SME SA (d)	6,111	1,249,136
Amadeus IT Group SA	3,105	219,279
Banco Bilbao Vizcaya Argentaria SA	217,814	2,131,865
Banco de Sabadell SA	196,403	381,735
Banco Santander SA	796,270	3,681,148
CaixaBank SA	327,565	1,776,018
Cellnex Telecom SA (b) (d)	5,814	183,682
Endesa SA	40,393	868,746
Grifols SA (a) (b)	9,323	88,314
Iberdrola SA	345,718	4,761,280
Industria de Diseno Textil SA	140,435	7,218,671
Redeia Corp. SA (a)	154,290	2,636,161
Repsol SA (a)	179,491	2,172,738
Telefonica SA (a)	175,763	716,544
		28,671,627
SWEDEN — 2.5%
AddTech AB Class B	14,785	403,036
Alfa Laval AB	14,968	626,667
Assa Abloy AB Class B	49,782	1,472,386
Atlas Copco AB Class A	143,885	2,198,790
Security Description	Shares	Value
Atlas Copco AB Class B	128,084	$1,732,439
Boliden AB	17,061	479,439
Epiroc AB Class A	37,043	645,530
Epiroc AB Class B	27,486	428,860
Essity AB Class B	34,236	916,224
Evolution AB (d)	11,298	871,999
H & M Hennes & Mauritz AB Class B (a)	10,260	138,450
Hexagon AB Class B	96,504	922,309
Industrivarden AB Class C	7,611	240,469
Indutrade AB	13,041	326,932
Investment AB Latour Class B	8,750	218,488
Investor AB Class B	106,644	2,825,051
L E Lundbergforetagen AB Class B	2,708	122,787
Lifco AB Class B	11,653	338,118
Nibe Industrier AB Class B (a)	23,476	91,871
Sandvik AB	61,111	1,096,754
Securitas AB Class B	15,350	190,186
Skandinaviska Enskilda Banken AB Class A	43,345	594,122
Skanska AB Class B	11,589	244,067
SKF AB Class B	19,992	375,622
Svenska Cellulosa AB SCA Class B	9,188	116,791
Svenska Handelsbanken AB Class A	45,246	467,642
Swedbank AB Class A	28,552	564,102
Telefonaktiebolaget LM Ericsson Class B	152,290	1,238,801
Telia Co. AB	81,786	227,018
Volvo AB Class B	114,995	2,795,453
		22,910,403
SWITZERLAND — 8.2%
ABB Ltd.	96,902	5,246,876
Adecco Group AG	7,023	173,279
Alcon AG	7,343	623,092
Baloise Holding AG	6,445	1,167,034
Banque Cantonale Vaudoise	11,657	1,074,052
Barry Callebaut AG (a)	75	99,641
BKW AG	8,090	1,340,820
Chocoladefabriken Lindt & Spruengli AG (e)	83	922,273
Chocoladefabriken Lindt & Spruengli AG (e)	6	662,069
Cie Financiere Richemont SA Class A	27,352	4,162,031
Clariant AG	11,855	131,991
DSM-Firmenich AG	2,259	228,586
EMS-Chemie Holding AG	1,588	1,071,517
Galderma Group AG (b)	2,317	257,305
Geberit AG	2,091	1,187,342
Givaudan SA	749	3,277,831
Helvetia Holding AG	5,461	900,274
Julius Baer Group Ltd.	4,026	260,596

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kuehne & Nagel International AG	8,611	$1,974,473
Logitech International SA	11,497	951,983
Lonza Group AG	593	350,598
Novartis AG	169,479	16,587,903
Partners Group Holding AG	1,420	1,927,283
Sandoz Group AG	9,690	397,437
Schindler Holding AG (e)	2,297	634,669
Schindler Holding AG (e)	8,972	2,450,284
SGS SA	22,864	2,292,833
Sika AG	7,262	1,729,258
Sonova Holding AG	2,800	915,465
Straumann Holding AG	6,569	828,147
Swatch Group AG Bearer Shares (a)	1,029	187,349
Swiss Life Holding AG	356	274,822
Swiss Prime Site AG	25,435	2,772,941
Swisscom AG	9,296	5,174,987
Temenos AG	3,166	223,934
UBS Group AG	84,840	2,595,987
VAT Group AG (d)	1,427	539,780
Zurich Insurance Group AG	15,978	9,499,527
		75,096,269
UNITED KINGDOM — 10.9%
3i Group PLC	20,083	896,415
Admiral Group PLC	16,372	542,133
Ashtead Group PLC	22,534	1,401,201
Associated British Foods PLC	7,290	186,526
AstraZeneca PLC	111,809	14,658,297
Auto Trader Group PLC (d)	62,786	623,561
Aviva PLC	51,529	302,540
BAE Systems PLC	415,756	5,980,157
Barclays PLC	698,590	2,346,082
Barratt Redrow PLC	39,879	219,806
Berkeley Group Holdings PLC	6,629	323,784
British American Tobacco PLC	64,187	2,315,168
BT Group PLC (a)	321,990	580,896
Bunzl PLC	46,616	1,924,267
Centrica PLC	324,473	542,910
CK Hutchison Holdings Ltd.	394,000	2,104,931
Coca-Cola Europacific Partners PLC	8,170	627,538
Compass Group PLC	157,981	5,266,911
Croda International PLC	2,002	84,872
DCC PLC	3,640	234,319
Diageo PLC	129,287	4,108,695
Entain PLC	14,323	123,271
Halma PLC	19,859	668,792
Hargreaves Lansdown PLC	25,062	344,636
HSBC Holdings PLC	654,422	6,436,304
Imperial Brands PLC	60,761	1,942,758
Informa PLC	15,654	156,527
InterContinental Hotels Group PLC	381	47,497
Intertek Group PLC	10,081	596,931
J Sainsbury PLC	99,031	339,336
Security Description	Shares	Value
JD Sports Fashion PLC	176,077	$211,478
Kingfisher PLC	73,257	228,175
Land Securities Group PLC REIT	20,640	150,961
Legal & General Group PLC	142,828	411,061
Lloyds Banking Group PLC	2,919,498	2,002,964
London Stock Exchange Group PLC	8,672	1,225,643
M&G PLC	82,354	204,063
Marks & Spencer Group PLC	46,375	218,091
Melrose Industries PLC	11,699	81,142
National Grid PLC	205,668	2,446,997
NatWest Group PLC	241,582	1,216,583
Next PLC	7,741	920,815
Pearson PLC	61,382	985,535
Persimmon PLC	9,689	145,371
Reckitt Benckiser Group PLC	45,073	2,728,201
RELX PLC	163,372	7,425,191
Rentokil Initial PLC	24,808	124,527
Rolls-Royce Holdings PLC (b)	30,131	214,567
Sage Group PLC	63,557	1,013,293
Schroders PLC	48,010	194,573
Segro PLC REIT	17,826	156,545
Severn Trent PLC	1,249	39,231
Smith & Nephew PLC	8,970	111,374
Smiths Group PLC	19,500	419,811
Spirax Group PLC	3,850	330,530
SSE PLC	22,784	457,697
Standard Chartered PLC	93,563	1,158,425
Taylor Wimpey PLC	88,441	135,242
Tesco PLC	464,981	2,144,766
Unilever PLC	234,010	13,329,010
United Utilities Group PLC	7,202	94,843
Vodafone Group PLC	1,740,053	1,488,422
Whitbread PLC	3,332	122,936
Wise PLC Class A (b)	43,080	575,143
WPP PLC	76,239	790,016
		99,430,283
UNITED STATES — 9.8%
BP PLC	1,153,494	5,677,419
CSL Ltd.	29,690	5,176,164
Experian PLC	48,134	2,076,750
GSK PLC	494,915	8,346,031
Haleon PLC	388,116	1,834,453
Holcim AG	16,707	1,610,509
James Hardie Industries PLC CDI (b)	25,081	777,532
Nestle SA	208,992	17,268,216
Qiagen NV (b)	47,711	2,126,627
Roche Holding AG	60,758	17,129,566
Roche Holding AG Bearer Shares	4,832	1,442,802
Sanofi SA	61,104	5,931,229
Schneider Electric SE	25,129	6,268,478
Shell PLC	301,857	9,360,411
Stellantis NV (a) (e)	92,953	1,217,021

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Stellantis NV (e)	128,778	$1,678,872
Swiss Re AG	11,816	1,710,631
Tenaris SA	10,095	188,892
		89,821,603
TOTAL COMMON STOCKS (Cost $876,900,537)		909,946,148

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	70,939	70,939
State Street Navigator Securities Lending Portfolio II (h) (i)	25,700,838	25,700,838
TOTAL SHORT-TERM INVESTMENTS (Cost $25,771,777)		25,771,777
TOTAL INVESTMENTS — 102.2% (Cost $902,672,314)		935,717,925
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(20,409,403)
NET ASSETS — 100.0%		$915,308,522

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$909,946,148	$—	$—	$909,946,148
Short-Term Investments	25,771,777	—	—	25,771,777
TOTAL INVESTMENTS	$935,717,925	$—	$—	$935,717,925

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,962	$18,962	$13,278,909	$13,226,932	$—	$—	70,939	$70,939	$8,650
State Street Navigator Securities Lending Portfolio II	20,178,837	20,178,837	56,809,958	51,287,957	—	—	25,700,838	25,700,838	20,271
Total		$20,197,799	$70,088,867	$64,514,889	$—	$—		$25,771,777	$28,921
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.3%
BRAZIL — 4.1%
Ambev SA	50,701	$96,349
Ambev SA ADR	4,109	7,602
B3 SA - Brasil Bolsa Balcao	4,680	7,818
Banco Bradesco SA	6,735	11,600
Banco Bradesco SA Preference Shares	24,263	45,401
Banco BTG Pactual SA	1,548	6,816
Banco do Brasil SA	7,949	31,099
BB Seguridade Participacoes SA	10,746	62,933
Caixa Seguridade Participacoes SA	8,709	20,088
CCR SA	798	1,314
Centrais Eletricas Brasileiras SA	3,229	17,839
Centrais Eletricas Brasileiras SA ADR	811	5,174
Centrais Eletricas Brasileiras SA Preference Shares	104	637
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	726	10,400
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (a)	740	10,604
Cia Energetica de Minas Gerais ADR	3,079	5,450
Cia Energetica de Minas Gerais Preference Shares	20,768	37,348
Cia Paranaense de Energia - Copel Class B, Preference Shares	12,434	18,416
Cia Siderurgica Nacional SA	254	364
Cia Siderurgica Nacional SA ADR (a)	4,464	6,428
Cosan SA	5,294	6,993
CPFL Energia SA	3,281	16,777
Energisa SA	1,517	8,958
Engie Brasil Energia SA	1,358	7,804
Equatorial Energia SA (b)	5,740	25,458
Gerdau SA Preference Shares	6,748	19,814
Hapvida Participacoes e Investimentos SA (c) (d)	14,393	5,195
Hypera SA	1,624	4,755
Itau Unibanco Holding SA ADR	12,034	59,689
Itau Unibanco Holding SA Preference Shares	341	1,696
Itausa SA Preference Shares	22,135	31,638
Klabin SA	473	1,776
Localiza Rent a Car SA	12,435	64,813
Natura & Co. Holding SA	2,169	4,480
Petroleo Brasileiro SA	4,802	30,633
Petroleo Brasileiro SA ADR (b)	7,866	93,133
Petroleo Brasileiro SA ADR (b)	5,323	68,454
Petroleo Brasileiro SA Preference Shares	9,163	53,677
PRIO SA (d)	10,612	68,968
Raia Drogasil SA	8,764	31,210
Security Description	Shares	Value
Rumo SA	2,385	$6,887
Suzano SA	2,123	21,231
Suzano SA ADR (a)	1,268	12,832
Telefonica Brasil SA	2,270	17,185
Telefonica Brasil SA ADR	725	5,474
TIM SA	3,856	9,038
TIM SA ADR	482	5,668
TOTVS SA	5,273	22,832
Ultrapar Participacoes SA	42	108
Ultrapar Participacoes SA ADR	2,989	7,861
Vale SA	1,654	14,605
Vale SA ADR	50,359	446,684
Vibra Energia SA	5,686	16,420
WEG SA	21,264	181,633
		1,778,059
CHILE — 0.3%
Banco de Chile	56,945	6,473
Banco de Credito e Inversiones SA	574	15,930
Banco Santander Chile	10,833	515
Banco Santander Chile ADR (a)	267	5,036
Cencosud SA	7,701	17,035
Empresas CMPC SA	2,814	4,417
Empresas Copec SA	1,087	6,644
Enel Americas SA	148,230	13,004
Enel Chile SA	7,100	410
Enel Chile SA ADR	293	844
Falabella SA (d)	1,925	6,804
Latam Airlines Group SA	968,987	13,377
Sociedad Quimica y Minera de Chile SA ADR (a)	116	4,218
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	420	15,457
		110,164
CHINA — 24.9%
360 Security Technology, Inc. Class A	15,400	21,711
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,300	4,900
AAC Technologies Holdings, Inc.	1,500	7,241
Agricultural Bank of China Ltd. Class A	24,400	17,748
Agricultural Bank of China Ltd. Class H	546,000	311,379
Akeso, Inc. (c) (d)	1,000	7,814
Alibaba Group Holding Ltd.	27,149	287,988
Alibaba Group Holding Ltd. ADR	186	15,771
Aluminum Corp. of China Ltd. Class H	18,000	10,404
Anhui Conch Cement Co. Ltd. Class A	2,600	8,422
Anhui Conch Cement Co. Ltd. Class H	7,500	19,194

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Anhui Gujing Distillery Co. Ltd. Class B	3,300	$47,584
Anjoy Foods Group Co. Ltd. Class A	700	7,769
Anker Innovations Technology Co. Ltd. Class A	1,460	19,418
ANTA Sports Products Ltd.	15,000	150,329
Autohome, Inc. ADR	148	3,841
AviChina Industry & Technology Co. Ltd. Class H (a)	19,000	9,441
Baidu, Inc. Class A (d)	5,414	57,639
Bank of Beijing Co. Ltd. Class A	3,500	2,932
Bank of China Ltd. Class A	17,100	12,834
Bank of China Ltd. Class H	961,071	491,179
Bank of Communications Co. Ltd. Class A	17,300	18,310
Bank of Communications Co. Ltd. Class H	104,000	85,552
Bank of Hangzhou Co. Ltd. Class A	2,200	4,378
Bank of Jiangsu Co. Ltd. Class A	12,560	16,800
Bank of Nanjing Co. Ltd. Class A	3,900	5,658
Bank of Shanghai Co. Ltd. Class A	14,570	18,159
Baoshan Iron & Steel Co. Ltd. Class A	7,900	7,533
BeiGene Ltd. (d)	322	4,527
Beijing Enterprises Holdings Ltd.	5,500	18,905
Beijing Enterprises Water Group Ltd. (a)	36,000	11,632
Beijing Kingsoft Office Software, Inc. Class A	244	9,518
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,840	13,515
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	324	3,110
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	107,000	89,780
BOC Aviation Ltd. (c)	900	6,992
BOE Technology Group Co. Ltd. Class A	89,200	53,339
Bosideng International Holdings Ltd.	32,000	15,984
BYD Co. Ltd. Class A	300	11,550
BYD Co. Ltd. Class H	1,500	51,481
BYD Electronic International Co. Ltd. (a)	3,000	16,240
CGN Power Co. Ltd. Class H (c)	272,100	99,831
Changchun High-Tech Industry Group Co. Ltd. Class A	900	12,190
Chaozhou Three-Circle Group Co. Ltd. Class A	3,200	16,786
China CITIC Bank Corp. Ltd. Class H	219,000	151,395
China Coal Energy Co. Ltd. Class H (a)	35,000	41,858
Security Description	Shares	Value
China Communications Services Corp. Ltd. Class H	12,000	$7,044
China Construction Bank Corp. Class A	14,300	17,121
China Construction Bank Corp. Class H	850,394	709,396
China Eastern Airlines Corp. Ltd. Class A (d)	22,200	12,096
China Everbright Bank Co. Ltd. Class A	13,800	7,275
China Everbright Bank Co. Ltd. Class H	25,274	9,826
China Feihe Ltd. (c)	6,000	4,210
China Galaxy Securities Co. Ltd. Class H	7,334	6,694
China Gas Holdings Ltd.	15,000	13,073
China Hongqiao Group Ltd.	10,000	15,139
China International Capital Corp. Ltd. Class H (c)	3,600	5,941
China Life Insurance Co. Ltd. Class H	30,000	56,694
China Longyuan Power Group Corp. Ltd. Class H	12,000	9,949
China Mengniu Dairy Co. Ltd.	11,000	24,866
China Merchants Bank Co. Ltd. Class A	5,091	27,253
China Merchants Bank Co. Ltd. Class H	16,000	82,390
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	9,500	18,051
China Merchants Port Holdings Co. Ltd.	22,000	39,197
China Minsheng Banking Corp. Ltd. Class A	11,200	6,301
China Minsheng Banking Corp. Ltd. Class H	95,960	42,495
China National Building Material Co. Ltd. Class H (a)	80,000	36,457
China National Nuclear Power Co. Ltd. Class A	9,100	12,928
China Oilfield Services Ltd. Class H	8,000	7,250
China Overseas Land & Investment Ltd.	20,500	32,724
China Pacific Insurance Group Co. Ltd. Class A	2,400	11,141
China Pacific Insurance Group Co. Ltd. Class H	9,000	29,197
China Petroleum & Chemical Corp. Class A	12,400	11,283
China Petroleum & Chemical Corp. Class H	256,395	146,880
China Power International Development Ltd.	18,000	7,346
China Railway Group Ltd. Class A	15,500	13,491
China Railway Group Ltd. Class H	46,000	23,450

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
China Railway Signal & Communication Corp. Ltd. Class A	20,009	$17,061
China Resources Beer Holdings Co. Ltd.	4,092	13,301
China Resources Gas Group Ltd.	2,900	11,480
China Resources Land Ltd.	13,444	39,027
China Resources Microelectronics Ltd. Class A	2,495	16,037
China Resources Mixc Lifestyle Services Ltd. (c)	5,600	20,834
China Resources Pharmaceutical Group Ltd. (c)	15,500	11,374
China Resources Power Holdings Co. Ltd.	4,267	10,371
China Shenhua Energy Co. Ltd. Class A	2,000	11,845
China Shenhua Energy Co. Ltd. Class H	26,500	114,625
China State Construction Engineering Corp. Ltd. Class A	13,500	11,033
China State Construction International Holdings Ltd.	2,000	3,157
China Taiping Insurance Holdings Co. Ltd.	5,610	8,392
China Three Gorges Renewables Group Co. Ltd. Class A	29,300	17,441
China Tower Corp. Ltd. Class H (c)	544,000	78,435
China United Network Communications Ltd. Class A	26,400	19,095
China Vanke Co. Ltd. Class A (d)	2,000	1,978
China Vanke Co. Ltd. Class H (a) (d)	22,692	15,453
China Yangtze Power Co. Ltd. Class A	37,500	150,940
Chongqing Brewery Co. Ltd. Class A	800	6,867
Chongqing Rural Commercial Bank Co. Ltd. Class A	11,700	9,642
Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,791
Chow Tai Fook Jewellery Group Ltd.	3,200	2,772
CITIC Ltd.	52,000	61,653
CITIC Securities Co. Ltd. Class H (a)	6,300	17,315
CMOC Group Ltd. Class H	6,000	4,055
COSCO SHIPPING Holdings Co. Ltd. Class A	4,600	9,712
COSCO SHIPPING Holdings Co. Ltd. Class H	40,250	66,324
CRRC Corp. Ltd. Class H	21,000	13,544
CSPC Pharmaceutical Group Ltd.	103,840	63,898
Daqin Railway Co. Ltd. Class A	25,500	23,550
Eastroc Beverage Group Co. Ltd. Class A	390	13,202
Security Description	Shares	Value
Ecovacs Robotics Co. Ltd. Class A	700	$4,481
Empyrean Technology Co. Ltd. Class A	900	14,846
ENN Energy Holdings Ltd.	2,300	16,537
Everdisplay Optronics Shanghai Co. Ltd. Class A (d)	47,178	14,909
Far East Horizon Ltd.	17,000	12,409
Focus Media Information Technology Co. Ltd. Class A	13,100	12,544
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,639	22,751
Fosun International Ltd.	9,000	5,260
Fuyao Glass Industry Group Co. Ltd. Class A	2,800	23,799
Fuyao Glass Industry Group Co. Ltd. Class H (c)	14,800	106,600
Ganfeng Lithium Group Co. Ltd. Class A	100	477
GCL Technology Holdings Ltd. (a) (d)	134,000	18,630
Geely Automobile Holdings Ltd.	16,000	30,525
Giant Biogene Holding Co. Ltd. (c)	4,200	26,980
Great Wall Motor Co. Ltd. Class H (a)	7,000	12,310
Gree Electric Appliances, Inc. of Zhuhai Class A	4,500	27,859
Guangdong Haid Group Co. Ltd. Class A	4,700	31,402
Guangdong Investment Ltd.	10,000	8,638
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,800	10,839
Haidilao International Holding Ltd. (a) (c)	1,000	2,047
Haier Smart Home Co. Ltd. Class H	7,000	24,781
Hainan Airlines Holding Co. Ltd. Class A (d)	76,000	17,599
Haitong Securities Co. Ltd. Class H (a)	8,400	7,407
Hansoh Pharmaceutical Group Co. Ltd. (c)	10,000	22,245
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,000	10,608
Hengan International Group Co. Ltd.	5,374	15,531
Hengtong Optic-electric Co. Ltd. Class A	4,700	11,024
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	15,664
Huadong Medicine Co. Ltd. Class A	960	4,524
Hualan Biological Engineering, Inc. Class A	4,940	11,338
Huaneng Power International, Inc. Class A	1,400	1,291

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Huaneng Power International, Inc. Class H (a)	60,000	$33,059
Huatai Securities Co. Ltd. Class H (c)	3,643	6,153
Huaxia Bank Co. Ltd. Class A	13,700	14,947
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,399
Hundsun Technologies, Inc. Class A	4,340	16,547
Hygon Information Technology Co. Ltd. Class A	969	19,771
Iflytek Co. Ltd. Class A	3,600	23,694
Imeik Technology Development Co. Ltd. Class A	140	3,480
Industrial & Commercial Bank of China Ltd. Class A	30,600	28,843
Industrial & Commercial Bank of China Ltd. Class H	770,448	516,743
Industrial Bank Co. Ltd. Class A	8,900	23,227
Ingenic Semiconductor Co. Ltd. Class A	1,300	12,077
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (d)	46,700	11,832
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,200	9,044
Inner Mongolia Yitai Coal Co. Ltd. Class B	21,100	43,529
JA Solar Technology Co. Ltd. Class A	2,900	5,431
JD.com, Inc. Class A	6,712	117,513
Jiangsu Expressway Co. Ltd. Class H	58,000	64,063
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	10,063
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,942	43,402
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,900	11,706
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,100	12,516
Jiangxi Copper Co. Ltd. Class A	4,200	11,808
Jiangxi Copper Co. Ltd. Class H	6,000	9,624
Jointown Pharmaceutical Group Co. Ltd. Class A	11,546	8,052
KE Holdings, Inc. ADR	449	8,271
Kuaishou Technology (c) (d)	1,500	7,985
Kunlun Energy Co. Ltd.	12,000	12,976
Kweichow Moutai Co. Ltd. Class A	1,200	249,104
Lenovo Group Ltd.	44,915	58,283
Li Auto, Inc. Class A (d)	800	9,676
Li Ning Co. Ltd.	2,000	4,238
Lingyi iTech Guangdong Co. Class A	3,800	4,141
Longfor Group Holdings Ltd. (a) (c)	11,854	15,260
LONGi Green Energy Technology Co. Ltd. Class A	5,760	12,326
Security Description	Shares	Value
Luzhou Laojiao Co. Ltd. Class A	1,500	$25,581
Meituan Class B (c) (d)	1,347	26,306
Metallurgical Corp. of China Ltd. Class A	13,900	6,248
Midea Group Co. Ltd. Class A	700	7,172
Muyuan Foods Co. Ltd. Class A	6,700	35,081
NARI Technology Co. Ltd. Class A	10,100	34,696
National Silicon Industry Group Co. Ltd. Class A	5,249	13,456
NAURA Technology Group Co. Ltd. Class A	500	26,629
NetEase, Inc.	22,335	397,938
New China Life Insurance Co. Ltd. Class H	3,800	11,545
New Oriental Education & Technology Group, Inc.	730	4,600
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,800	6,423
NIO, Inc. Class A (a) (d)	152	681
Nongfu Spring Co. Ltd. Class H (a) (c)	41,800	182,688
OFILM Group Co. Ltd. Class A (d)	1,500	2,448
Oppein Home Group, Inc. Class A	480	4,507
PDD Holdings, Inc. ADR (d)	8,698	843,619
People's Insurance Co. Group of China Ltd. Class H	205,000	102,131
PetroChina Co. Ltd. Class A	9,500	11,568
PetroChina Co. Ltd. Class H	188,000	147,874
PICC Property & Casualty Co. Ltd. Class H	64,270	101,436
Ping An Bank Co. Ltd. Class A	10,400	16,574
Ping An Insurance Group Co. of China Ltd. Class A	2,000	14,343
Ping An Insurance Group Co. of China Ltd. Class H (a)	20,000	118,564
Piotech, Inc. Class A	529	11,073
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	1,207
Pop Mart International Group Ltd. (c)	1,600	18,466
Postal Savings Bank of China Co. Ltd. Class H (a) (c)	144,000	84,903
Power Construction Corp. of China Ltd. Class A	4,200	3,124
Qifu Technology, Inc. ADR	1,397	53,617
SAIC Motor Corp. Ltd. Class A	4,200	11,877
SDIC Power Holdings Co. Ltd. Class A	7,400	16,752
SF Holding Co. Ltd. Class A	2,700	14,821
Shaanxi Coal Industry Co. Ltd. Class A	7,700	24,396
Shandong Gold Mining Co. Ltd. Class A	3,552	10,949
Shandong Gold Mining Co. Ltd. Class H (c)	18,500	29,913
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	2,944

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shandong Nanshan Aluminum Co. Ltd. Class A	15,400	$8,202
Shandong Sun Paper Industry JSC Ltd. Class A	3,500	7,089
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	3,316
Shanghai Baosight Software Co. Ltd. Class A	2,098	8,362
Shanghai Baosight Software Co. Ltd. Class B	39,932	64,091
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	538	14,235
Shanghai International Airport Co. Ltd. Class A	1,400	6,512
Shanghai M&G Stationery, Inc. Class A	2,400	9,889
Shanghai Pharmaceuticals Holding Co. Ltd. Class H (a)	4,600	7,473
Shanghai Pudong Development Bank Co. Ltd. Class A	30,424	42,643
Shanghai RAAS Blood Products Co. Ltd. Class A	14,800	14,555
Shanxi Coking Coal Energy Group Co. Ltd. Class A	10,400	11,673
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,760	44,161
Shennan Circuits Co. Ltd. Class A	480	8,173
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,500	52,101
Shenzhen Transsion Holdings Co. Ltd. Class A	1,150	14,881
Shenzhou International Group Holdings Ltd.	1,400	11,174
Sichuan Chuantou Energy Co. Ltd. Class A	13,099	30,778
Sinopharm Group Co. Ltd. Class H	14,000	38,389
Smoore International Holdings Ltd. (a) (c)	4,000	6,849
Sungrow Power Supply Co. Ltd. Class A	1,580	15,889
Sunny Optical Technology Group Co. Ltd.	1,393	12,347
Suzhou TFC Optical Communication Co. Ltd. Class A	700	8,711
TCL Technology Group Corp. Class A	33,920	23,240
Tencent Holdings Ltd.	5,478	294,071
Tencent Music Entertainment Group ADR	831	9,432
Tianshui Huatian Technology Co. Ltd. Class A	6,000	9,489
Tingyi Cayman Islands Holding Corp.	30,000	39,084
Tongling Nonferrous Metals Group Co. Ltd. Class A	12,600	5,544
Tongwei Co. Ltd. Class A	7,900	23,792
Security Description	Shares	Value
TravelSky Technology Ltd. Class H	7,000	$9,372
Trip.com Group Ltd. (d)	484	33,646
Tsingtao Brewery Co. Ltd. Class H	6,000	43,873
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	8,584
Vipshop Holdings Ltd. ADR	4,680	63,040
Wanhua Chemical Group Co. Ltd. Class A	1,000	9,719
Want Want China Holdings Ltd.	178,000	104,491
Weichai Power Co. Ltd. Class H	12,000	18,352
Wens Foodstuff Group Co. Ltd. Class A	4,900	11,019
Western Securities Co. Ltd. Class A	4,900	5,440
Will Semiconductor Co. Ltd. Shanghai Class A	700	9,955
Wintime Energy Group Co. Ltd. Class A	3,700	862
Wuliangye Yibin Co. Ltd. Class A	3,400	64,855
WuXi AppTec Co. Ltd. Class A	2,200	16,494
WuXi AppTec Co. Ltd. Class H (a) (c)	2,120	15,420
Wuxi Biologics Cayman, Inc. (c) (d)	7,000	15,824
Xiaomi Corp. Class B (c) (d)	26,800	119,028
Xinjiang Daqo New Energy Co. Ltd. Class A	5,399	17,753
XPeng, Inc. Class A (d)	1,000	6,005
Yadea Group Holdings Ltd. (a) (c)	17,130	28,535
Yankuang Energy Group Co. Ltd. Class H (a)	13,000	14,978
Yealink Network Technology Corp. Ltd. Class A	3,270	17,193
Yonyou Network Technology Co. Ltd. Class A (d)	2,600	3,800
Yum China Holdings, Inc.	859	41,378
Yunnan Baiyao Group Co. Ltd. Class A	1,540	12,575
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	17,530
Zhejiang Dahua Technology Co. Ltd. Class A	2,000	4,359
Zhejiang Expressway Co. Ltd. Class H	21,320	15,342
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	5,214
Zhejiang Supor Co. Ltd. Class A	1,000	7,248
Zhejiang Zheneng Electric Power Co. Ltd. Class A	23,000	17,732
Zhongji Innolight Co. Ltd. Class A	860	14,468
Zhongsheng Group Holdings Ltd.	4,500	8,087
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,500	6,334
Zijin Mining Group Co. Ltd. Class A	6,800	14,005

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,847	$1,819
ZTE Corp. Class A	8,100	44,574
ZTE Corp. Class H	3,280	10,282
ZTO Express Cayman, Inc.	265	5,162
		10,738,203
COLOMBIA — 0.1%
Bancolombia SA	611	5,215
Bancolombia SA ADR	219	6,901
Bancolombia SA Preference Shares	2,325	18,566
Interconexion Electrica SA ESP	1,163	4,408
		35,090
CZECH REPUBLIC — 0.2%
CEZ AS	1,366	53,770
Moneta Money Bank AS (c)	2,245	11,432
		65,202
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	27,839	42,994
Commercial International Bank - Egypt (CIB) GDR	18,690	27,699
Eastern Co. SAE	21,225	12,318
Talaat Moustafa Group	7,444	8,201
		91,212
GREECE — 0.7%
Alpha Services & Holdings SA	10,160	17,012
Eurobank Ergasias Services & Holdings SA Class A	9,814	22,662
FF Group (d) (e)	491	—
Hellenic Telecommunications Organization SA	7,011	108,027
Jumbo SA	2,472	65,427
National Bank of Greece SA	2,220	17,609
OPAP SA	2,862	46,529
Piraeus Financial Holdings SA	3,699	14,747
		292,013
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (d) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (d) (e)	1,072,393	—
Orient Overseas International Ltd.	1,500	22,226
Sino Biopharmaceutical Ltd.	41,000	16,890
		39,116
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	5,704	39,198
OTP Bank Nyrt	917	50,067
Richter Gedeon Nyrt	1,431	37,463
		126,728
INDIA — 22.3%
ABB India Ltd.	660	53,287
Security Description	Shares	Value
Adani Ports & Special Economic Zone Ltd.	734	$10,555
Adani Power Ltd. (d)	6,823	42,195
Ambuja Cements Ltd.	750	4,694
APL Apollo Tubes Ltd.	2,039	37,350
Apollo Hospitals Enterprise Ltd.	456	38,862
Asian Paints Ltd.	6,650	177,203
Astral Ltd.	1,633	31,515
Aurobindo Pharma Ltd.	1,260	19,640
Avenue Supermarts Ltd. (c) (d)	332	13,812
Axis Bank Ltd.	3,859	47,991
Bajaj Auto Ltd.	1,557	160,014
Bajaj Finance Ltd.	163	12,990
Bajaj Finserv Ltd.	468	8,572
Balkrishna Industries Ltd.	544	18,491
Bank of Baroda	5,120	14,386
Bharat Electronics Ltd.	44,233	151,458
Bharat Petroleum Corp. Ltd.	8,289	28,315
Bharti Airtel Ltd.	13,109	243,113
Bosch Ltd.	89	35,449
Britannia Industries Ltd.	2,462	136,963
CG Power & Industrial Solutions Ltd.	7,973	67,797
Cipla Ltd.	9,638	172,128
Coal India Ltd.	27,820	124,829
Colgate-Palmolive India Ltd.	3,497	109,495
Cummins India Ltd.	1,798	68,758
Dabur India Ltd.	17,795	105,381
Divi's Laboratories Ltd.	756	53,855
Dixon Technologies India Ltd.	307	64,317
Dr. Reddy's Laboratories Ltd.	8,172	132,535
Dr. Reddy's Laboratories Ltd. ADR	5,511	87,019
Eicher Motors Ltd.	1,852	104,308
GAIL India Ltd. GDR	1,035	13,766
Godrej Consumer Products Ltd.	714	9,024
Grasim Industries Ltd.	693	19,772
Havells India Ltd.	2,626	51,380
HCL Technologies Ltd.	19,961	447,045
HDFC Asset Management Co. Ltd. (c)	1,109	54,393
HDFC Bank Ltd.	10,842	224,511
HDFC Life Insurance Co. Ltd. (c)	1,693	12,202
Hero MotoCorp Ltd.	1,853	90,051
Hindalco Industries Ltd.	3,363	23,665
Hindustan Aeronautics Ltd.	2,531	123,525
Hindustan Petroleum Corp. Ltd.	6,537	31,210
Hindustan Unilever Ltd.	12,464	338,752
ICICI Bank Ltd.	4,585	68,638
ICICI Bank Ltd. ADR	2,250	67,185
ICICI Lombard General Insurance Co. Ltd. (c)	3,071	64,127
Indian Hotels Co. Ltd.	5,312	54,449
Indian Oil Corp. Ltd.	15,612	24,875
Indian Railway Catering & Tourism Corp. Ltd.	3,643	33,484
IndusInd Bank Ltd.	724	8,120

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Infosys Ltd.	25,705	$564,458
Infosys Ltd. ADR (a)	23,034	504,905
ITC Ltd.	45,647	257,869
Jio Financial Services Ltd. (d)	6,536	22,804
JSW Steel Ltd.	1,771	18,648
Jubilant Foodworks Ltd.	2,216	18,587
Kotak Mahindra Bank Ltd.	3,839	80,088
Larsen & Toubro Ltd.	25	1,053
Larsen & Toubro Ltd. GDR	691	29,022
LTIMindtree Ltd. (c)	2,193	143,083
Lupin Ltd.	3,144	86,509
Mahindra & Mahindra Ltd.	67	2,353
Mahindra & Mahindra Ltd. GDR	930	32,922
Mankind Pharma Ltd. (d)	1,084	36,470
Marico Ltd.	15,440	115,331
Maruti Suzuki India Ltd.	760	96,391
Max Healthcare Institute Ltd.	1,698	22,375
Mphasis Ltd.	1,451	48,255
MRF Ltd.	63	96,129
Nestle India Ltd.	7,173	181,814
NMDC Ltd.	34,014	26,190
NTPC Ltd.	8,471	32,983
Oil & Natural Gas Corp. Ltd.	12,474	34,859
Oracle Financial Services Software Ltd.	201	30,027
Page Industries Ltd.	186	103,227
Persistent Systems Ltd.	2,212	166,847
Petronet LNG Ltd.	12,387	50,090
PI Industries Ltd.	1,411	60,743
Pidilite Industries Ltd.	4,139	140,406
Polycab India Ltd.	689	58,526
Power Finance Corp. Ltd.	3,877	20,310
Power Grid Corp. of India Ltd.	10,306	37,161
REC Ltd.	2,335	13,656
Reliance Industries Ltd.	5,874	83,393
Reliance Industries Ltd. GDR (c)	1,593	90,482
SBI Life Insurance Co. Ltd. (c)	343	5,570
Shree Cement Ltd.	17	5,102
Shriram Finance Ltd.	238	8,032
Siemens Ltd.	96	7,329
Solar Industries India Ltd.	261	29,825
Sona Blw Precision Forgings Ltd. (c)	871	6,051
SRF Ltd.	517	13,514
State Bank of India	1,422	13,204
State Bank of India GDR	368	34,077
Sun Pharmaceutical Industries Ltd.	6,171	135,967
Supreme Industries Ltd.	813	44,637
Tata Consultancy Services Ltd.	16,677	797,640
Tata Elxsi Ltd.	1,274	101,138
Tata Motors Ltd.	2,874	24,846
Tata Power Co. Ltd.	1,880	8,617
Tata Steel Ltd.	11,208	18,073
Tata Steel Ltd. GDR	831	13,130
Tech Mahindra Ltd.	4,718	94,025
Security Description	Shares	Value
Titan Co. Ltd.	5,377	$204,315
Torrent Pharmaceuticals Ltd.	3,300	129,514
Trent Ltd.	966	80,374
Tube Investments of India Ltd.	513	21,429
TVS Motor Co. Ltd.	612	16,931
UltraTech Cement Ltd.	105	14,014
United Spirits Ltd.	2,235	42,433
UPL Ltd. (b)	1,330	7,783
UPL Ltd. (b) (d)	166	437
Varun Beverages Ltd.	13,686	102,069
Vedanta Ltd.	3,042	15,792
Wipro Ltd.	35,068	123,640
Yes Bank Ltd. (d)	33,509	7,667
Zomato Ltd. (d)	11,974	38,888
Zydus Lifesciences Ltd.	1,373	15,583
		9,627,063
INDONESIA — 1.9%
Alamtri Resources Indonesia Tbk. PT	75,400	11,384
Astra International Tbk. PT	67,000	20,398
Bank Central Asia Tbk. PT	858,025	515,775
Bank Mandiri Persero Tbk. PT	84,300	29,855
Bank Negara Indonesia Persero Tbk. PT	26,200	7,081
Bank Rakyat Indonesia Persero Tbk. PT	111,649	28,303
Chandra Asri Pacific Tbk. PT	16,900	7,875
Charoen Pokphand Indonesia Tbk. PT	15,500	4,584
GoTo Gojek Tokopedia Tbk. PT (d)	1,266,300	5,507
Indah Kiat Pulp & Paper Tbk. PT	10,500	4,436
Indofood Sukses Makmur Tbk. PT	21,500	10,286
Sumber Alfaria Trijaya Tbk. PT	464,600	82,268
Telkom Indonesia Persero Tbk. PT	139,975	23,568
Unilever Indonesia Tbk. PT	145,900	17,087
United Tractors Tbk. PT	25,500	42,421
		810,828
KUWAIT — 0.9%
Kuwait Finance House KSCP	55,091	133,305
Mobile Telecommunications Co. KSCP	15,898	24,185
National Bank of Kuwait SAKP	83,364	242,277
		399,767
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	667	15,806
MALAYSIA — 2.1%
AMMB Holdings Bhd.	12,800	15,687
CelcomDigi Bhd.	17,500	14,168
CIMB Group Holdings Bhd.	12,232	22,431
Gamuda Bhd.	15,826	16,776
Genting Bhd.	9,400	8,115
Genting Malaysia Bhd.	8,200	4,144

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hong Leong Bank Bhd.	16,620	$76,419
IHH Healthcare Bhd.	67,200	109,708
IOI Corp. Bhd.	9,600	8,330
Kuala Lumpur Kepong Bhd.	1,403	6,840
Malayan Banking Bhd.	81,140	185,815
Malaysia Airports Holdings Bhd.	22,407	53,017
Maxis Bhd.	12,500	10,204
MISC Bhd.	12,900	21,926
Mr. DIY Group M Bhd. (c)	107,150	44,331
Nestle Malaysia Bhd.	3,900	87,202
Petronas Chemicals Group Bhd.	9,300	10,753
Petronas Dagangan Bhd.	700	3,024
PPB Group Bhd.	10,360	28,730
Public Bank Bhd.	48,655	49,618
QL Resources Bhd.	30,800	32,787
SD Guthrie Bhd.	4,567	5,056
Sime Darby Bhd.	11,127	5,873
Telekom Malaysia Bhd.	15,559	23,139
Tenaga Nasional Bhd.	25,100	83,863
		927,956
MEXICO — 1.5%
Alfa SAB de CV Class A	22,600	16,402
America Movil SAB de CV (a)	87,437	62,867
Arca Continental SAB de CV	344	2,858
Cemex SAB de CV	53,085	29,820
Coca-Cola Femsa SAB de CV	628	4,892
Fibra Uno Administracion SA de CV REIT	11,568	11,527
Fomento Economico Mexicano SAB de CV	2,602	22,237
Gruma SAB de CV Class B	1,684	26,395
Grupo Aeroportuario del Centro Norte SAB de CV	4,408	38,045
Grupo Aeroportuario del Pacifico SAB de CV Class B	81	1,428
Grupo Aeroportuario del Sureste SAB de CV Class B	2,184	56,161
Grupo Bimbo SAB de CV (a)	8,028	21,328
Grupo Carso SAB de CV (a)	757	4,197
Grupo Financiero Banorte SAB de CV Class O	5,250	33,826
Grupo Financiero Inbursa SAB de CV Class O (a) (d)	3,510	7,325
Grupo Mexico SAB de CV	6,070	28,880
Industrias Penoles SAB de CV (a) (d)	476	6,094
Kimberly-Clark de Mexico SAB de CV Class A	1,652	2,336
Promotora y Operadora de Infraestructura SAB de CV	184	1,563
Southern Copper Corp.	974	88,761
Wal-Mart de Mexico SAB de CV	68,705	181,372
		648,314
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	3,654	42,094
Security Description	Shares	Value
Credicorp Ltd.	594	$108,892
		150,986
PHILIPPINES — 0.8%
Ayala Corp.	510	5,281
Ayala Land, Inc.	5,600	2,537
Bank of the Philippine Islands	31,957	67,400
BDO Unibank, Inc.	22,416	55,803
International Container Terminal Services, Inc.	11,030	73,603
JG Summit Holdings, Inc.	7,614	2,705
Jollibee Foods Corp.	10,270	47,759
Manila Electric Co.	7,520	63,441
Metropolitan Bank & Trust Co.	3,716	4,625
PLDT, Inc.	416	9,313
SM Investments Corp.	755	11,734
SM Prime Holdings, Inc.	11,100	4,826
		349,027
POLAND — 0.6%
Bank Polska Kasa Opieki SA	202	6,744
Budimex SA	225	25,416
CD Projekt SA	100	4,635
Dino Polska SA (c) (d)	579	54,639
KGHM Polska Miedz SA	433	12,055
LPP SA	2	7,529
mBank SA (d)	137	18,149
ORLEN SA	6,474	73,978
PGE Polska Grupa Energetyczna SA (d)	6,732	9,893
Powszechna Kasa Oszczednosci Bank Polski SA	1,766	25,550
Powszechny Zaklad Ubezpieczen SA	1,411	15,659
Santander Bank Polska SA	102	11,300
		265,547
QATAR — 1.2%
Barwa Real Estate Co.	4,306	3,347
Commercial Bank PSQC	10,631	12,701
Dukhan Bank	21,164	21,478
Industries Qatar QSC	5,875	21,412
Masraf Al Rayan QSC	33,309	22,532
Ooredoo QPSC	24,486	77,675
Qatar Electricity & Water Co. QSC	15,621	67,358
Qatar Fuel QSC	14,327	59,024
Qatar Gas Transport Co. Ltd.	12,186	13,886
Qatar Islamic Bank QPSC	7,866	46,146
Qatar National Bank QPSC	33,432	158,758
		504,317
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	791	5,784
RUSSIA — 0.0%
Alrosa PJSC (e)	72,138	—
Inter RAO UES PJSC (e)	435,055	—
LUKOIL PJSC (e)	3,065	—

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Moscow Exchange MICEX-RTS PJSC (e)	5,004	$—
Novolipetsk Steel PJSC (e)	6,756	—
PhosAgro PJSC (d) (e)	3	—
PhosAgro PJSC GDR (d) (e)	401	—
Polyus PJSC (d) (e)	81	—
Polyus PJSC GDR (d) (e)	1,392	—
Rosneft Oil Co. PJSC (e)	15,529	—
Sberbank of Russia PJSC (e)	57,120	—
Severstal PAO GDR (d) (e)	5,724	—
Surgutneftegas PJSC ADR (d) (e)	34,802	—
VTB Bank PJSC (d) (e)	6,467	—
		—
SAUDI ARABIA — 6.2%
ACWA Power Co.	263	28,096
Advanced Petrochemical Co. (d)	2,887	24,664
Al Rajhi Bank	6,670	167,930
Alinma Bank	5,374	41,406
Almarai Co. JSC	2,354	35,836
Arab National Bank	2,828	15,866
Arabian Internet & Communications Services Co.	1,344	96,577
Bank AlBilad	1,524	15,839
Bank Al-Jazira (d)	2,137	10,635
Banque Saudi Fransi	4,046	17,057
Bupa Arabia for Cooperative Insurance Co.	1,466	80,764
Co. for Cooperative Insurance	1,799	70,669
Dallah Healthcare Co.	342	13,653
Dar Al Arkan Real Estate Development Co. (d)	6,241	25,081
Dr. Sulaiman Al Habib Medical Services Group Co.	1,446	107,909
Elm Co.	640	189,918
Etihad Etisalat Co.	8,737	124,170
Jarir Marketing Co.	30,415	102,479
Mobile Telecommunications Co. Saudi Arabia	19,846	54,192
Mouwasat Medical Services Co.	1,305	29,556
Nahdi Medical Co.	734	22,973
Riyad Bank	3,517	26,770
SABIC Agri-Nutrients Co.	5,155	152,287
Sahara International Petrochemical Co.	578	3,827
SAL Saudi Logistics Services	320	21,513
Saudi Arabian Mining Co. (d)	997	13,347
Saudi Arabian Oil Co. (c)	94,026	701,929
Saudi Awwal Bank	2,287	20,482
Saudi Basic Industries Corp.	5,549	98,947
Saudi Electricity Co.	12,580	56,582
Saudi Kayan Petrochemical Co. (d)	1,086	2,029
Saudi National Bank	8,507	75,620
Saudi Tadawul Group Holding Co.	44	2,539
Saudi Telecom Co.	20,422	217,406
Security Description	Shares	Value
Yanbu National Petrochemical Co.	1,833	$18,440
		2,686,988
SOUTH AFRICA — 1.9%
Absa Group Ltd.	4,034	40,564
Anglo American Platinum Ltd. (a)	317	9,558
Aspen Pharmacare Holdings Ltd.	890	7,775
Bid Corp. Ltd.	633	14,444
Bidvest Group Ltd.	1,028	14,364
Capitec Bank Holdings Ltd.	1,085	180,220
Clicks Group Ltd.	2,987	59,059
Discovery Ltd.	789	8,144
Exxaro Resources Ltd.	4,219	35,315
FirstRand Ltd.	10,541	42,432
Gold Fields Ltd.	1,179	15,439
Harmony Gold Mining Co. Ltd.	885	7,067
Impala Platinum Holdings Ltd. (d)	5,041	23,442
Kumba Iron Ore Ltd.	1,215	21,007
MTN Group Ltd.	5,773	28,143
Naspers Ltd. Class N	213	47,106
Nedbank Group Ltd.	1,536	22,931
Old Mutual Ltd.	21,689	14,379
OUTsurance Group Ltd.	6,567	23,143
Remgro Ltd.	1,475	12,124
Sanlam Ltd.	13,395	61,672
Sasol Ltd.	4,258	18,790
Shoprite Holdings Ltd.	1,200	18,728
Sibanye Stillwater Ltd. (d)	17,541	13,925
Standard Bank Group Ltd.	3,806	44,728
Vodacom Group Ltd.	1,260	6,768
Woolworths Holdings Ltd.	3,548	11,723
		802,990
SOUTH KOREA — 6.7%
Amorepacific Corp.	49	3,488
Celltrion, Inc.	248	31,586
CJ CheilJedang Corp.	66	11,455
Coway Co. Ltd.	385	17,496
DB Insurance Co. Ltd.	345	24,091
Doosan Bobcat, Inc.	108	3,074
Doosan Enerbility Co. Ltd. (d)	360	4,292
GS Holdings Corp. (d)	402	10,732
Hana Financial Group, Inc.	2,080	80,253
Hankook Tire & Technology Co. Ltd.	348	9,077
Hanmi Semiconductor Co. Ltd.	392	21,968
HD Hyundai Co. Ltd.	533	28,675
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (d)	133	20,598
HMM Co. Ltd.	2,428	29,126
Hyundai Glovis Co. Ltd.	151	12,114
Hyundai Mobis Co. Ltd.	357	57,352
Hyundai Motor Co.	841	121,110
Hyundai Motor Co. GDR	184	9,200
Hyundai Motor Co. Preference Shares	279	29,565
Industrial Bank of Korea	2,279	22,184

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kakao Corp.	300	$7,785
KB Financial Group, Inc.	387	21,793
KB Financial Group, Inc. ADR	1,528	86,943
Kia Corp.	1,372	93,849
Korea Aerospace Industries Ltd.	126	4,699
Korea Electric Power Corp. (d)	2,466	33,586
Korea Electric Power Corp. ADR	3,450	23,736
Korea Investment Holdings Co. Ltd.	426	20,632
Korea Zinc Co. Ltd.	10	6,834
Korean Air Lines Co. Ltd.	470	7,215
Krafton, Inc. (d)	60	12,736
KT&G Corp.	981	71,368
Kumho Petrochemical Co. Ltd.	85	5,231
LG Chem Ltd.	255	43,304
LG Corp.	403	19,710
LG Display Co. Ltd. (d)	1,544	9,576
LG Display Co. Ltd. ADR (d)	1,863	5,719
LG Electronics, Inc.	635	36,017
LG Energy Solution Ltd. (d)	57	13,474
LG H&H Co. Ltd.	44	9,116
LG Innotek Co. Ltd.	117	12,875
LG Uplus Corp.	4,593	32,229
Lotte Chemical Corp.	125	5,078
Meritz Financial Group, Inc.	240	16,955
Mirae Asset Securities Co. Ltd.	2,354	12,840
NAVER Corp. (d)	213	28,778
NCSoft Corp.	51	6,343
Orion Corp.	568	39,509
POSCO Holdings, Inc.	351	60,441
POSCO Holdings, Inc. ADR	769	33,344
Posco International Corp.	68	1,831
Samsung Biologics Co. Ltd. (c) (d)	173	111,522
Samsung C&T Corp.	349	27,215
Samsung E&A Co. Ltd. (d)	2,381	26,767
Samsung Electro-Mechanics Co. Ltd.	359	30,190
Samsung Electronics Co. Ltd.	18,038	651,850
Samsung Electronics Co. Ltd. Preference Shares	4,792	143,876
Samsung Fire & Marine Insurance Co. Ltd.	91	22,160
Samsung Heavy Industries Co. Ltd. (d)	1,710	13,126
Samsung Life Insurance Co. Ltd.	349	22,474
Samsung SDI Co. Ltd. (d)	187	31,439
Samsung SDS Co. Ltd.	937	81,343
Shinhan Financial Group Co. Ltd.	315	10,196
Shinhan Financial Group Co. Ltd. ADR (a)	2,281	74,999
SK Bioscience Co. Ltd. (d)	66	2,260
SK Hynix, Inc.	747	88,241
SK Innovation Co. Ltd. (d)	497	37,811
SK Square Co. Ltd. (d)	307	16,537
SK Telecom Co. Ltd.	2,066	77,467
SK, Inc.	599	53,506
S-Oil Corp.	160	5,956
Security Description	Shares	Value
Woori Financial Group, Inc.	4,362	$45,542
Yuhan Corp.	63	5,114
		2,910,573
TAIWAN — 16.8%
Accton Technology Corp.	7,000	165,048
Acer, Inc.	11,258	13,667
Advantech Co. Ltd.	12,220	129,153
ASE Technology Holding Co. Ltd.	7,124	35,202
Asia Cement Corp.	10,200	12,569
Asia Vital Components Co. Ltd.	4,000	76,012
Asustek Computer, Inc.	3,000	56,368
AUO Corp.	23,600	10,546
Catcher Technology Co. Ltd.	16,000	94,679
Cathay Financial Holding Co. Ltd.	22,179	46,206
Chailease Holding Co. Ltd.	1,898	6,542
Chang Hwa Commercial Bank Ltd.	14,263	7,766
Cheng Shin Rubber Industry Co. Ltd.	6,000	8,977
China Steel Corp.	45,440	27,235
Chunghwa Telecom Co. Ltd.	60,540	228,056
Compal Electronics, Inc.	67,000	76,943
CTBC Financial Holding Co. Ltd.	42,900	51,164
Delta Electronics, Inc.	1,623	21,312
E Ink Holdings, Inc.	1,000	8,327
E.Sun Financial Holding Co. Ltd.	104,841	86,183
Eclat Textile Co. Ltd.	2,379	36,935
eMemory Technology, Inc.	1,000	102,335
Evergreen Marine Corp. Taiwan Ltd.	7,626	52,337
Far Eastern New Century Corp.	8,560	8,251
Far EasTone Telecommunications Co. Ltd.	66,449	181,200
Feng TAY Enterprise Co. Ltd.	8,037	32,604
First Financial Holding Co. Ltd.	195,348	161,477
Formosa Chemicals & Fibre Corp.	10,000	8,327
Formosa Plastics Corp.	16,000	17,325
Fortune Electric Co. Ltd.	1,200	20,607
Fubon Financial Holding Co. Ltd.	19,688	54,228
Gigabyte Technology Co. Ltd.	1,000	8,312
Global Unichip Corp.	1,000	41,483
Globalwafers Co. Ltd.	1,000	11,637
Hon Hai Precision Industry Co. Ltd.	34,730	194,919
Hua Nan Financial Holdings Co. Ltd.	99,427	79,306
Innolux Corp.	50,857	22,260
International Games System Co. Ltd.	3,000	89,127
Inventec Corp.	6,000	9,169
Jentech Precision Industrial Co. Ltd.	1,000	46,516
KGI Financial Holding Co. Ltd.	64,300	33,734
Lite-On Technology Corp.	4,952	15,029
MediaTek, Inc.	17,877	771,583
Mega Financial Holding Co. Ltd.	59,385	70,100

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Micro-Star International Co. Ltd.	3,000	$16,791
Nan Ya Plastics Corp.	12,000	10,944
Nanya Technology Corp. (d)	3,000	2,677
Nien Made Enterprise Co. Ltd.	3,000	33,537
Novatek Microelectronics Corp.	8,000	122,497
Pegatron Corp.	15,000	42,047
PharmaEssentia Corp. (d)	1,000	18,759
Pou Chen Corp.	24,000	27,013
President Chain Store Corp.	19,000	152,420
Quanta Computer, Inc.	30,000	262,624
Realtek Semiconductor Corp.	6,000	103,952
Ruentex Development Co. Ltd.	5,968	7,809
Shanghai Commercial & Savings Bank Ltd.	13,295	16,059
Shin Kong Financial Holding Co. Ltd. (d)	41,977	15,109
SinoPac Financial Holdings Co. Ltd.	42,692	29,820
Synnex Technology International Corp.	25,900	55,933
Taishin Financial Holding Co. Ltd.	19,549	10,375
Taiwan Business Bank	64,302	29,126
Taiwan Cooperative Financial Holding Co. Ltd.	204,074	151,260
Taiwan High Speed Rail Corp.	38,000	32,223
Taiwan Mobile Co. Ltd.	66,542	230,369
Taiwan Semiconductor Manufacturing Co. Ltd.	64,495	2,114,784
TCC Group Holdings Co. Ltd.	27,019	26,125
Unimicron Technology Corp.	3,000	12,902
Uni-President Enterprises Corp.	31,164	76,901
United Microelectronics Corp.	43,000	56,464
Vanguard International Semiconductor Corp.	3,274	9,976
Voltronic Power Technology Corp.	1,000	56,734
Walsin Lihwa Corp.	13,000	9,398
Wan Hai Lines Ltd.	5,100	12,616
Wistron Corp.	7,000	22,206
Wiwynn Corp.	1,000	79,916
WPG Holdings Ltd.	35,280	73,606
Yageo Corp.	1,138	18,779
Yang Ming Marine Transport Corp.	12,000	27,708
Yuanta Financial Holding Co. Ltd.	29,738	30,841
Zhen Ding Technology Holding Ltd.	3,000	10,981
		7,242,037
THAILAND — 2.5%
Advanced Info Service PCL	26,022	219,044
Airports of Thailand PCL	40,300	70,329
Airports of Thailand PCL NVDR	52,970	92,439
Bangkok Dusit Medical Services PCL Class F	89,392	64,235
Bangkok Expressway & Metro PCL	6,380	1,329
Bumrungrad Hospital PCL	18,164	106,283
Security Description	Shares	Value
Central Retail Corp. PCL	4,134	$4,122
Central Retail Corp. PCL NVDR	5,363	5,348
Charoen Pokphand Foods PCL	15,886	10,623
CP ALL PCL	14,961	24,463
Delta Electronics Thailand PCL	40,000	178,912
Gulf Energy Development PCL	9,800	17,102
Home Product Center PCL	79,674	21,966
Intouch Holdings PCL	45,302	128,884
Kasikornbank PCL	3,900	17,787
Krung Thai Bank PCL	24,768	15,255
Minor International PCL	885	675
Minor International PCL NVDR	2,561	1,953
PTT Exploration & Production PCL	1,728	6,031
PTT Global Chemical PCL	11,262	8,060
PTT Oil & Retail Business PCL	45,600	17,788
PTT PCL	36,360	33,859
SCB X PCL	2,975	10,253
Siam Cement PCL	3,624	17,857
Siam Cement PCL NVDR	1,200	5,913
Thai Oil PCL	6,079	5,037
True Corp. PCL (d)	16,865	5,491
		1,091,038
TURKEY — 1.0%
Akbank TAS	10,234	18,769
Aselsan Elektronik Sanayi Ve Ticaret AS	18,287	37,494
BIM Birlesik Magazalar AS	6,449	96,387
Coca-Cola Icecek AS	18,181	30,824
Eregli Demir ve Celik Fabrikalari TAS	7,974	5,502
Ford Otomotiv Sanayi AS	978	25,916
Haci Omer Sabanci Holding AS	6,792	18,440
KOC Holding AS	2,606	13,162
Pegasus Hava Tasimaciligi AS (d)	1,429	8,608
Sasa Polyester Sanayi AS (d)	46,729	5,379
Turk Hava Yollari AO (d)	10,240	81,374
Turkcell Iletisim Hizmetleri AS	9,379	24,614
Turkiye Is Bankasi AS Class C	31,797	12,175
Turkiye Petrol Rafinerileri AS	7,274	29,190
Turkiye Sise ve Cam Fabrikalari AS	15,323	17,992
Yapi ve Kredi Bankasi AS	19,120	16,557
		442,383
UNITED ARAB EMIRATES — 2.5%
Abu Dhabi Commercial Bank PJSC	10,618	30,122
Abu Dhabi Islamic Bank PJSC	18,976	71,398
Abu Dhabi National Oil Co. for Distribution PJSC	160,143	153,470
ADNOC Drilling Co. PJSC	55,968	81,216
Aldar Properties PJSC	13,866	28,992
Americana Restaurants International PLC - Foreign Co.	82,251	49,489
Dubai Islamic Bank PJSC	74,354	143,524

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Emaar Properties PJSC	18,932	$66,233
Emirates NBD Bank PJSC	17,102	99,873
Emirates Telecommunications Group Co. PJSC	52,464	233,106
First Abu Dhabi Bank PJSC	30,719	114,912
Multiply Group PJSC (d)	47,439	26,735
		1,099,070
UNITED KINGDOM — 0.0% (f)
Anglogold Ashanti PLC	580	12,940
UNITED STATES — 0.1%
JBS SA	4,437	26,071
Legend Biotech Corp. ADR (a) (d)	1,004	32,670
		58,741
TOTAL COMMON STOCKS (Cost $37,628,162)		43,327,942

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	49,758	49,758
State Street Navigator Securities Lending Portfolio II (i) (j)	558,293	558,293
TOTAL SHORT-TERM INVESTMENTS (Cost $608,051)		608,051
TOTAL INVESTMENTS — 101.7% (Cost $38,236,213)		43,935,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(755,476)
NET ASSETS — 100.0%		$43,180,517

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$42,328,002	$999,940	$0(a)	$43,327,942
Short-Term Investments	608,051	—	—	608,051
TOTAL INVESTMENTS	$42,936,053	$999,940	$0	$43,935,993
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	235,338	$235,338	$2,034,209	$2,219,789	$—	$—	49,758	$49,758	$3,469
State Street Navigator Securities Lending Portfolio II	968,632	968,632	2,603,735	3,014,074	—	—	558,293	558,293	725
Total		$1,203,970	$4,637,944	$5,233,863	$—	$—		$608,051	$4,194
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
ARGENTINA — 0.1%
Vista Energy SAB de CV ADR (a)	100	$5,411
AUSTRALIA — 0.0% (b)
Frontier Digital Ventures Ltd. (a)	4,616	986
BRAZIL — 5.5%
Allos SA	300	879
Ambev SA	3,000	5,701
Atacadao SA	600	527
Auren Energia SA	500	710
Automob Participacoes SA (a)	806	44
Azzas 2154 SA	100	479
B3 SA - Brasil Bolsa Balcao	4,200	7,016
Banco Bradesco SA	500	861
Banco Bradesco SA Preference Shares	4,000	7,485
Banco BTG Pactual SA	900	3,963
Banco do Brasil SA	1,700	6,651
Banco do Estado do Rio Grande do Sul SA Preference Shares	500	826
Banco Pan SA Preference Shares	600	616
Banco Santander Brasil SA	300	1,157
BB Seguridade Participacoes SA	300	1,757
Bradespar SA Preference Shares	300	805
Braskem SA Preference Shares (a)	300	562
Brava Energia	300	1,142
BRF SA	700	2,874
Caixa Seguridade Participacoes SA	400	923
CCR SA	700	1,152
Centrais Eletricas Brasileiras SA	800	4,420
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	400	5,730
Cia de Saneamento de Minas Gerais Copasa MG	300	1,011
Cia De Sanena Do Parana	200	900
Cia Energetica de Minas Gerais	400	947
Cia Energetica de Minas Gerais Preference Shares	1,300	2,338
Cia Paranaense de Energia - Copel	800	1,067
Cia Paranaense de Energia - Copel Class B, Preference Shares	700	1,037
Cia Siderurgica Nacional SA	500	717
Cosan SA	1,000	1,321
Cury Construtora e Incorporadora SA	200	565
Cyrela Brazil Realty SA Empreendimentos e Participacoes	300	823
Dexco SA	700	675
Direcional Engenharia SA	200	861
Embraer SA (a)	500	4,548
Energisa SA	300	1,772
Eneva SA (a)	1,144	1,950
Engie Brasil Energia SA	100	575
Equatorial Energia SA	700	3,105
Fleury SA	400	782
Security Description	Shares	Value
Gerdau SA Preference Shares	1,100	$3,230
GPS Participacoes e Empreendimentos SA (c)	400	905
Grupo Mateus SA	700	724
Hapvida Participacoes e Investimentos SA (a) (c)	3,700	1,336
Hypera SA	300	878
Iguatemi SA	300	839
Inter & Co., Inc. BDR	148	620
Itau Unibanco Holding SA Preference Shares	3,400	16,912
Itausa SA Preference Shares	4,095	5,853
Klabin SA	700	2,629
Localiza Rent a Car SA	700	3,649
Lojas Renner SA	880	1,726
M Dias Branco SA	200	649
Magazine Luiza SA (a)	400	421
Marcopolo SA Preference Shares	800	956
Marfrig Global Foods SA	400	1,103
Metalurgica Gerdau SA Preference Shares	600	995
Multiplan Empreendimentos Imobiliarios SA	200	682
Natura & Co. Holding SA	700	1,446
Neoenergia SA	300	918
NU Holdings Ltd. Class A (a)	1,900	19,684
Pagseguro Digital Ltd. Class A (a)	200	1,252
Petroleo Brasileiro SA	2,800	17,862
Petroleo Brasileiro SA Preference Shares	3,100	18,160
Petroreconcavo SA	300	787
Porto Seguro SA	200	1,183
PRIO SA (a)	600	3,899
Raia Drogasil SA	800	2,849
Rede D'Or Sao Luiz SA (c)	800	3,292
Rumo SA	1,000	2,888
Santos Brasil Participacoes SA	600	1,275
Sao Martinho SA	200	753
Sendas Distribuidora SA (a)	1,100	1,002
SLC Agricola SA	300	850
Smartfit Escola de Ginastica e Danca SA	300	824
StoneCo Ltd. Class A (a)	200	1,594
Suzano SA	600	6,000
Telefonica Brasil SA	300	2,271
TIM SA	600	1,406
TOTVS SA	400	1,732
Ultrapar Participacoes SA	600	1,542
Unipar Carbocloro SA Preference Shares	100	773
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares	900	775
Vale SA	2,700	23,841
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	700	538
Vibra Energia SA	900	2,599

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Vivara Participacoes SA	200	$623
VTEX Class A (a)	200	1,178
WEG SA	1,100	9,396
Wilson Sons SA	300	792
XP, Inc. BDR	274	3,251
		262,616
CAYMAN ISLANDS — 0.0% (b)
Patria Investments Ltd. Class A	100	1,163
CHILE — 0.7%
Aguas Andinas SA Class A	3,226	971
Banco de Chile	30,901	3,513
Banco de Credito e Inversiones SA	62	1,721
Banco Itau Chile SA	89	910
Banco Santander Chile	45,128	2,146
Cencosud SA	922	2,040
Cencosud Shopping SA	578	904
Cia Cervecerias Unidas SA	172	993
Cia Sud Americana de Vapores SA	14,286	771
Colbun SA	7,692	951
Embotelladora Andina SA Preference Shares	311	946
Empresas CMPC SA	861	1,351
Empresas Copec SA	272	1,663
Enel Americas SA	12,899	1,132
Enel Chile SA	20,038	1,158
Falabella SA (a)	598	2,114
Latam Airlines Group SA	138,950	1,918
Parque Arauco SA	592	946
Quinenco SA	286	942
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	109	4,011
Vina Concha y Toro SA	813	891
		31,992
COLOMBIA — 0.2%
Bancolombia SA	206	1,758
Bancolombia SA Preference Shares	349	2,787
Cementos Argos SA	461	1,068
Ecopetrol SA	3,564	1,355
Interconexion Electrica SA ESP	357	1,353
		8,321
CZECH REPUBLIC — 0.2%
CEZ AS	129	5,078
Komercni Banka AS	61	2,129
Moneta Money Bank AS (c)	406	2,067
		9,274
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	1,942	2,999
Eastern Co. SAE	2,128	1,235
EFG Holding SAE (a)	2,041	831
Talaat Moustafa Group	848	935
		6,000
Security Description	Shares	Value
GREECE — 0.7%
Aegean Airlines SA	82	$859
Alpha Services & Holdings SA	1,669	2,795
Eurobank Ergasias Services & Holdings SA Class A	1,935	4,468
GEK TERNA SA	51	976
Hellenic Telecommunications Organization SA	141	2,173
Jumbo SA	88	2,329
LAMDA Development SA (a)	128	969
Metlen Energy & Metals SA	79	2,742
Motor Oil Hellas Corinth Refineries SA	58	1,240
National Bank of Greece SA	432	3,427
OPAP SA	134	2,178
Optima bank SA	72	965
Piraeus Financial Holdings SA	800	3,189
Public Power Corp. SA	183	2,338
Star Bulk Carriers Corp.	100	1,495
Tsakos Energy Navigation Ltd.	100	1,734
		33,877
HUNGARY — 0.3%
Magyar Telekom Telecommunications PLC	344	1,103
MOL Hungarian Oil & Gas PLC	320	2,199
OTP Bank Nyrt	168	9,173
Richter Gedeon Nyrt	97	2,539
		15,014
INDIA — 32.0%
360 ONE WAM Ltd.	227	3,327
Aarti Industries Ltd.	365	1,748
ABB India Ltd.	49	3,956
ACC Ltd.	92	2,206
Adani Energy Solutions Ltd. (a)	266	2,505
Adani Enterprises Ltd.	215	6,350
Adani Green Energy Ltd. (a)	280	3,404
Adani Ports & Special Economic Zone Ltd.	523	7,521
Adani Power Ltd. (a)	703	4,347
Adani Total Gas Ltd.	272	2,418
Aditya Birla Fashion & Retail Ltd. (a)	608	1,988
Aditya Birla Real Estate Ltd.	74	2,168
Affle India Ltd. (a)	153	3,187
AIA Engineering Ltd.	49	1,947
Ajanta Pharma Ltd.	66	2,260
Alkem Laboratories Ltd.	36	2,369
Amara Raja Energy & Mobility Ltd.	164	2,299
Amber Enterprises India Ltd. (a)	44	3,797
Ambuja Cements Ltd.	667	4,174
Anant Raj Ltd.	295	2,947
Angel One Ltd.	82	2,808
Apar Industries Ltd.	22	2,651
APL Apollo Tubes Ltd.	166	3,041
Apollo Hospitals Enterprise Ltd.	73	6,221

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Apollo Tyres Ltd.	389	$2,405
Ashok Leyland Ltd.	1,634	4,208
Asian Paints Ltd.	309	8,234
Astral Ltd.	144	2,779
Atul Ltd.	27	2,195
AU Small Finance Bank Ltd. (c)	338	2,207
Aurobindo Pharma Ltd.	211	3,289
Avenue Supermarts Ltd. (a) (c)	108	4,493
Axis Bank Ltd.	1,683	20,930
Bajaj Auto Ltd.	53	5,447
Bajaj Finance Ltd.	196	15,620
Bajaj Finserv Ltd.	250	4,579
Bajaj Holdings & Investment Ltd.	26	3,610
Balkrishna Industries Ltd.	74	2,515
Bandhan Bank Ltd. (c)	1,096	2,036
Bank of Baroda	985	2,768
BASF India Ltd.	27	1,754
Bata India Ltd.	150	2,409
Berger Paints India Ltd.	345	1,808
Bharat Electronics Ltd.	3,037	10,399
Bharat Forge Ltd.	244	3,704
Bharat Heavy Electricals Ltd.	1,325	3,550
Bharat Petroleum Corp. Ltd.	1,525	5,209
Bharti Airtel Ltd.	1,962	36,386
Biocon Ltd.	654	2,791
Birlasoft Ltd.	360	2,356
Blue Star Ltd.	150	3,748
Bosch Ltd.	8	3,186
Brigade Enterprises Ltd.	171	2,483
Britannia Industries Ltd.	72	4,005
Canara Bank	2,105	2,462
Carborundum Universal Ltd.	155	2,317
Castrol India Ltd.	875	2,018
Cello World Ltd.	237	2,095
CESC Ltd.	1,064	2,311
CG Power & Industrial Solutions Ltd.	595	5,059
Chambal Fertilisers & Chemicals Ltd.	391	2,256
Cholamandalam Financial Holdings Ltd.	102	1,667
Cholamandalam Investment & Finance Co. Ltd.	338	4,682
Cipla Ltd.	393	7,019
CMS Info Systems Ltd.	362	2,074
Coal India Ltd.	1,749	7,848
Cochin Shipyard Ltd. (c)	125	2,247
Coforge Ltd.	65	7,336
Colgate-Palmolive India Ltd.	98	3,068
Computer Age Management Services Ltd.	58	3,438
Concord Biotech Ltd.	108	2,789
Container Corp. of India Ltd.	233	2,145
Coromandel International Ltd.	128	2,811
Crompton Greaves Consumer Electricals Ltd.	763	3,527
Cummins India Ltd.	132	5,048
Security Description	Shares	Value
Cyient Ltd.	112	$2,404
Dabur India Ltd.	435	2,576
Dalmia Bharat Ltd.	109	2,250
Deepak Nitrite Ltd.	91	2,651
Delhivery Ltd. (a)	511	2,066
Divi's Laboratories Ltd.	91	6,483
Dixon Technologies India Ltd.	35	7,333
DLF Ltd.	554	5,338
Dr. Lal PathLabs Ltd. (c)	63	2,208
Dr. Reddy's Laboratories Ltd.	415	6,731
Eicher Motors Ltd.	110	6,195
EID Parry India Ltd. (a)	246	2,568
Elgi Equipments Ltd.	316	2,140
Emami Ltd.	286	2,007
Embassy Office Parks REIT	549	2,369
Escorts Kubota Ltd.	51	1,985
Exide Industries Ltd.	511	2,486
Federal Bank Ltd.	1,629	3,806
Finolex Cables Ltd.	151	2,085
Firstsource Solutions Ltd.	685	3,008
Five-Star Business Finance Ltd. (a)	259	2,341
Fortis Healthcare Ltd.	538	4,524
FSN E-Commerce Ventures Ltd. (a)	1,314	2,513
GAIL India Ltd.	2,094	4,671
GE Vernova T&D India Ltd.	127	3,079
GlaxoSmithKline Pharmaceuticals Ltd.	78	2,052
Glenmark Pharmaceuticals Ltd.	140	2,631
GMR Airports Ltd. (a)	3,106	2,850
Godrej Consumer Products Ltd.	299	3,779
Godrej Properties Ltd. (a)	110	3,580
Grasim Industries Ltd.	243	6,933
Great Eastern Shipping Co. Ltd.	178	2,000
Grindwell Norton Ltd.	89	1,996
Gujarat Fluorochemicals Ltd.	50	2,433
Happiest Minds Technologies Ltd.	265	2,274
Havells India Ltd.	222	4,344
HCL Technologies Ltd.	772	17,290
HDFC Asset Management Co. Ltd. (c)	89	4,365
HDFC Bank Ltd.	4,091	84,715
HDFC Life Insurance Co. Ltd. (c)	749	5,398
Hero MotoCorp Ltd.	107	5,200
HFCL Ltd.	1,443	1,898
Himadri Speciality Chemical Ltd.	321	2,192
Hindalco Industries Ltd.	1,085	7,635
Hindustan Aeronautics Ltd.	162	7,906
Hindustan Copper Ltd.	614	1,778
Hindustan Petroleum Corp. Ltd.	780	3,724
Hindustan Unilever Ltd.	626	17,014
Hitachi Energy India Ltd.	15	2,525
Honeywell Automation India Ltd.	5	2,450
ICICI Bank Ltd.	3,773	56,482
ICICI Lombard General Insurance Co. Ltd. (c)	197	4,114

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ICICI Prudential Life Insurance Co. Ltd. (c)	341	$2,608
IDFC First Bank Ltd. (a)	6,825	5,033
Indian Bank	407	2,519
Indian Energy Exchange Ltd. (c)	1,026	2,178
Indian Hotels Co. Ltd.	768	7,872
Indian Oil Corp. Ltd.	2,843	4,530
Indian Railway Catering & Tourism Corp. Ltd.	306	2,813
Indian Railway Finance Corp. Ltd. (c)	1,559	2,714
Indian Renewable Energy Development Agency Ltd. (a)	929	2,336
Indraprastha Gas Ltd.	383	1,859
Indus Towers Ltd. (a)	1,111	4,436
IndusInd Bank Ltd.	426	4,778
Info Edge India Ltd.	69	6,993
Infosys Ltd.	2,654	58,279
Inox Wind Ltd. (a)	896	1,894
InterGlobe Aviation Ltd. (a) (c)	133	7,075
Ipca Laboratories Ltd.	144	2,851
ITC Ltd.	2,029	11,462
JB Chemicals & Pharmaceuticals Ltd.	117	2,520
Jindal Stainless Ltd.	296	2,417
Jindal Steel & Power Ltd.	306	3,327
Jio Financial Services Ltd. (a)	2,592	9,043
JK Cement Ltd.	53	2,845
JSW Energy Ltd.	455	3,415
JSW Steel Ltd.	667	7,023
Jubilant Foodworks Ltd.	333	2,793
Kajaria Ceramics Ltd.	145	1,963
Kalpataru Projects International Ltd.	159	2,409
Kalyan Jewellers India Ltd.	325	2,909
Kaynes Technology India Ltd. (a)	39	3,379
KEC International Ltd.	204	2,857
KEI Industries Ltd.	65	3,368
Kotak Mahindra Bank Ltd.	793	16,543
KPIT Technologies Ltd.	187	3,199
Krishna Institute of Medical Sciences Ltd. (a) (c)	385	2,689
L&T Technology Services Ltd. (c)	40	2,213
Larsen & Toubro Ltd.	483	20,353
Laurus Labs Ltd. (c)	457	3,217
LIC Housing Finance Ltd.	335	2,340
Life Insurance Corp. of India	214	2,230
Linde India Ltd.	25	1,751
Lloyds Metals & Energy Ltd.	218	3,137
LTIMindtree Ltd. (c)	77	5,024
Lupin Ltd.	204	5,613
Macrotech Developers Ltd. (c)	249	4,041
Mahindra & Mahindra Financial Services Ltd.	647	2,002
Mahindra & Mahindra Ltd.	683	23,990
MakeMyTrip Ltd. (a)	100	11,228
Mankind Pharma Ltd. (a)	86	2,893
Marico Ltd.	369	2,756
Security Description	Shares	Value
Maruti Suzuki India Ltd.	96	$12,176
Max Financial Services Ltd. (a)	254	3,305
Max Healthcare Institute Ltd.	601	7,920
Mazagon Dock Shipbuilders Ltd.	102	2,654
Motherson Sumi Wiring India Ltd.	3,040	2,068
Mphasis Ltd.	123	4,091
MRF Ltd.	2	3,052
Multi Commodity Exchange of India Ltd.	37	2,694
Muthoot Finance Ltd.	109	2,720
Natco Pharma Ltd.	153	2,479
National Aluminium Co. Ltd.	1,004	2,483
Navin Fluorine International Ltd.	59	2,237
NBCC India Ltd.	1,782	1,935
NCC Ltd.	704	2,252
Nestle India Ltd.	209	5,298
NHPC Ltd.	2,783	2,623
Nippon Life India Asset Management Ltd. (c)	313	2,658
NMDC Ltd.	3,246	2,499
NTPC Ltd.	3,517	13,694
Oberoi Realty Ltd.	132	3,564
Oil & Natural Gas Corp. Ltd.	2,985	8,342
Oil India Ltd.	507	2,551
One 97 Communications Ltd. (a)	308	3,662
Oracle Financial Services Software Ltd.	26	3,884
Page Industries Ltd.	7	3,885
Patanjali Foods Ltd.	126	2,623
PB Fintech Ltd. (a)	289	7,119
Persistent Systems Ltd.	104	7,845
Petronet LNG Ltd.	651	2,632
Phoenix Mills Ltd.	181	3,455
PI Industries Ltd.	67	2,884
Pidilite Industries Ltd.	114	3,867
Piramal Pharma Ltd.	935	2,908
Polycab India Ltd.	46	3,907
Poonawalla Fincorp Ltd.	534	1,961
Power Finance Corp. Ltd.	1,169	6,124
Power Grid Corp. of India Ltd.	3,167	11,419
Prestige Estates Projects Ltd.	169	3,344
Procter & Gamble Hygiene & Health Care Ltd.	10	1,719
Punjab National Bank	2,283	2,741
PVR Inox Ltd. (a)	130	1,981
Radico Khaitan Ltd.	103	3,135
Rail Vikas Nigam Ltd.	502	2,479
REC Ltd.	1,016	5,942
Redington Ltd.	1,150	2,687
Reliance Industries Ltd.	5,026	71,354
Reliance Power Ltd. (a)	4,186	2,083
Safari Industries India Ltd.	88	2,674
Samvardhana Motherson International Ltd.	2,462	4,490
SBI Cards & Payment Services Ltd.	278	2,156
SBI Life Insurance Co. Ltd. (c)	346	5,619

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Schaeffler India Ltd.	54	$2,148
Shree Cement Ltd.	8	2,401
Shriram Finance Ltd.	222	7,492
Siemens Ltd.	73	5,573
SKF India Ltd.	39	2,040
Solar Industries India Ltd.	24	2,743
Sona Blw Precision Forgings Ltd. (c)	438	3,043
Sonata Software Ltd.	337	2,359
SRF Ltd.	131	3,424
Star Health & Allied Insurance Co. Ltd. (a)	354	1,964
State Bank of India	1,280	11,885
Steel Authority of India Ltd.	1,520	2,009
Sun Pharmaceutical Industries Ltd.	723	15,930
Sundaram Finance Ltd.	61	2,952
Sundram Fasteners Ltd.	153	1,893
Supreme Industries Ltd.	59	3,239
Suven Pharmaceuticals Ltd. (a)	178	2,368
Suzlon Energy Ltd. (a)	8,774	6,377
Syngene International Ltd. (c)	235	2,356
Tata Chemicals Ltd.	189	2,323
Tata Communications Ltd.	99	1,970
Tata Consultancy Services Ltd.	728	34,819
Tata Consumer Products Ltd.	437	4,669
Tata Elxsi Ltd.	37	2,937
Tata Motors Ltd.	1,400	12,103
Tata Power Co. Ltd.	1,289	5,908
Tata Steel Ltd.	4,960	7,998
Tata Technologies Ltd.	196	2,041
Tech Mahindra Ltd.	508	10,124
Tejas Networks Ltd. (a) (c)	181	2,507
Thermax Ltd.	43	2,029
Timken India Ltd.	56	2,042
Titan Co. Ltd.	325	12,349
Torrent Pharmaceuticals Ltd.	64	2,512
Torrent Power Ltd.	150	2,603
Trent Ltd.	145	12,064
Tube Investments of India Ltd.	91	3,801
TVS Motor Co. Ltd.	199	5,505
UltraTech Cement Ltd.	86	11,478
Union Bank of India Ltd.	1,761	2,476
United Breweries Ltd.	99	2,356
United Spirits Ltd.	220	4,177
UNO Minda Ltd.	213	2,620
UPL Ltd. (d)	466	2,727
UPL Ltd. (a) (d)	58	153
Varun Beverages Ltd.	920	6,861
Vedant Fashions Ltd.	158	2,380
Vedanta Ltd.	1,250	6,489
Vodafone Idea Ltd. (a)	21,282	1,974
Voltas Ltd.	210	4,391
Whirlpool of India Ltd.	94	2,020
Wipro Ltd.	2,350	8,285
Yes Bank Ltd. (a)	16,964	3,882
Zomato Ltd. (a)	5,174	16,804
Security Description	Shares	Value
Zydus Lifesciences Ltd.	245	$2,781
		1,536,279
INDONESIA — 2.6%
AKR Corporindo Tbk. PT	10,000	696
Alamtri Resources Indonesia Tbk. PT	10,500	1,585
Amman Mineral Internasional PT (a)	4,900	2,580
Aneka Tambang Tbk. PT	11,100	1,052
Astra International Tbk. PT	14,200	4,323
Bank Central Asia Tbk. PT	39,500	23,744
Bank Jago Tbk. PT (a)	5,600	845
Bank Mandiri Persero Tbk. PT	33,300	11,793
Bank Negara Indonesia Persero Tbk. PT	11,100	3,000
Bank Rakyat Indonesia Persero Tbk. PT	52,800	13,385
Bank Syariah Indonesia Tbk. PT	5,600	950
Bank Tabungan Negara Persero Tbk. PT	11,100	786
Barito Pacific Tbk. PT	20,800	1,189
Barito Renewables Energy Tbk. PT	12,100	6,973
Bukit Asam Tbk. PT	5,600	957
Bumi Resources Minerals Tbk. PT (a)	100,000	2,150
Bumi Resources Tbk. PT (a)	168,400	1,235
Bumi Serpong Damai Tbk. PT (a)	12,500	734
Bumitama Agri Ltd.	1,800	1,154
Chandra Asri Pacific Tbk. PT	5,100	2,376
Charoen Pokphand Indonesia Tbk. PT	5,300	1,567
Ciputra Development Tbk. PT	12,500	761
Dayamitra Telekomunikasi PT	25,000	1,002
Elang Mahkota Teknologi Tbk. PT	34,200	1,045
GoTo Gojek Tokopedia Tbk. PT (a)	766,100	3,332
Gudang Garam Tbk. PT (a)	1,000	825
Indah Kiat Pulp & Paper Tbk. PT	2,000	845
Indo Tambangraya Megah Tbk. PT	200	332
Indocement Tunggal Prakarsa Tbk. PT	2,200	1,011
Indofood CBP Sukses Makmur Tbk. PT	1,600	1,131
Indofood Sukses Makmur Tbk. PT	200	96
Indosat Tbk. PT	6,800	1,048
Japfa Comfeed Indonesia Tbk. PT	9,100	1,097
Jasa Marga Persero Tbk. PT	2,900	780
Kalbe Farma Tbk. PT	14,500	1,225
Mayora Indah Tbk. PT	5,900	1,019
Medikaloka Hermina Tbk. PT	12,500	1,266
Merdeka Copper Gold Tbk. PT (a)	8,400	843
Mitra Adiperkasa Tbk. PT	10,000	876
Mitra Keluarga Karyasehat Tbk. PT	5,300	836
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,100	780
Pacific Strategic Financial Tbk. PT (a)	14,300	973
Pakuwon Jati Tbk. PT	33,400	826

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Pantai Indah Kapuk Dua Tbk. PT	2,300	$2,286
Perusahaan Gas Negara Tbk. PT	10,000	988
Petrindo Jaya Kreasi Tbk. PT (a)	1,900	1,313
Sarana Menara Nusantara Tbk. PT	20,000	814
Semen Indonesia Persero Tbk. PT	3,900	797
Sumber Alfaria Trijaya Tbk. PT	13,100	2,320
Telkom Indonesia Persero Tbk. PT	34,700	5,843
Unilever Indonesia Tbk. PT	2,300	269
United Tractors Tbk. PT	1,100	1,830
XL Axiata Tbk. PT	7,200	1,007
		122,490
KUWAIT — 1.3%
A'ayan Leasing & Investment Co. KSCP	2,271	1,157
Agility Global PLC	5,516	1,967
Agility Public Warehousing Co. KSC	2,316	1,855
Al Mazaya Holding Co. KSCP (a)	4,634	1,114
Alimtiaz Investment Group KSC (a)	6,763	1,367
Arabi Group Holding KSC (a)	998	1,437
Arzan Financial Group for Financing & Investment KPSC	1,846	1,587
Combined Group Contracting Co. SAK	527	1,111
Commercial Real Estate Co. KSC	3,091	1,484
Gulf Bank KSCP	1,812	1,916
Gulf Cables & Electrical Industries Group Co. KSCP	263	1,536
Integrated Holding Co. KCSC	663	989
Jazeera Airways Co. KSCP (a)	347	1,135
Kuwait Finance House KSCP	7,392	17,887
Kuwait International Bank KSCP	2,356	1,398
Kuwait Real Estate Co. KSC	1,719	1,427
Mezzan Holding Co. KSCC	413	1,206
National Bank of Kuwait SAKP	6,283	18,260
National Investments Co. KSCP	1,589	1,309
National Real Estate Co. KPSC (a)	4,685	1,185
Salhia Real Estate Co. KSCP	785	1,016
Warba Bank KSCP (a)	2,550	1,588
		63,931
MALAYSIA — 3.1%
Alliance Bank Malaysia Bhd.	1,200	1,299
AMMB Holdings Bhd.	1,800	2,206
Axiata Group Bhd.	2,600	1,448
Axis Real Estate Investment Trust	2,400	929
Bank Islam Malaysia Bhd.	1,700	939
Bursa Malaysia Bhd.	600	1,202
Carlsberg Brewery Malaysia Bhd. Class B	200	924
CelcomDigi Bhd.	2,700	2,186
Chin Hin Group Bhd. (a)	1,400	745
CIMB Group Holdings Bhd.	5,500	10,086
CTOS Digital Bhd.	3,400	912
D&O Green Technologies Bhd.	1,500	704
Dialog Group Bhd.	3,200	1,324
Fraser & Neave Holdings Bhd.	200	1,260
Security Description	Shares	Value
Frontken Corp. Bhd.	1,200	$1,197
Gamuda Bhd.	4,400	4,664
Genting Bhd.	1,600	1,381
Genting Malaysia Bhd.	2,100	1,061
Genting Plantations Bhd.	800	1,056
Graphjet Technology (a)	600	540
Greatech Technology Bhd. (a)	2,000	1,033
HAP Seng Consolidated Bhd.	1,100	861
Hartalega Holdings Bhd.	1,700	1,502
Heineken Malaysia Bhd.	200	1,079
Hong Leong Bank Bhd.	500	2,299
Hong Leong Financial Group Bhd.	300	1,241
IGB Real Estate Investment Trust	2,200	1,053
IHH Healthcare Bhd.	1,800	2,939
IJM Corp. Bhd.	2,000	1,360
Inari Amertron Bhd.	2,500	1,711
IOI Corp. Bhd.	2,300	1,996
IOI Properties Group Bhd.	2,200	1,102
Kossan Rubber Industries Bhd.	2,300	1,456
KPJ Healthcare Bhd.	2,300	1,250
Kuala Lumpur Kepong Bhd.	500	2,438
Mah Sing Group Bhd.	2,500	1,006
Malayan Banking Bhd.	5,200	11,908
Malaysia Airports Holdings Bhd.	900	2,129
Malaysian Pacific Industries Bhd.	100	579
Maxis Bhd.	1,900	1,551
MBSB Bhd.	5,300	877
Mega First Corp. Bhd.	1,000	1,026
MISC Bhd.	1,000	1,700
Mr. DIY Group M Bhd. (c)	3,100	1,283
My EG Services Bhd.	4,800	1,031
Nestle Malaysia Bhd.	100	2,236
Notion VTEC Bhd.	4,800	1,428
Pentamaster Corp. Bhd.	1,100	1,023
Petronas Chemicals Group Bhd.	2,200	2,544
Petronas Dagangan Bhd.	300	1,296
Petronas Gas Bhd.	700	2,768
PPB Group Bhd.	600	1,664
Press Metal Aluminium Holdings Bhd.	3,000	3,287
Public Bank Bhd.	11,200	11,422
QL Resources Bhd.	1,350	1,437
RHB Bank Bhd.	1,300	1,884
Scientex Bhd.	1,000	993
SD Guthrie Bhd.	2,900	3,210
Sime Darby Bhd.	2,400	1,267
Sime Darby Property Bhd.	3,100	1,172
SP Setia Bhd. Group	3,500	1,143
Sunway Bhd.	1,700	1,821
Sunway Real Estate Investment Trust	2,600	1,076
Syarikat Takaful Malaysia Keluarga Bhd.	1,200	1,044
Telekom Malaysia Bhd.	1,600	2,379
Tenaga Nasional Bhd.	2,000	6,682
TIME dotCom Bhd.	1,100	1,154

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Top Glove Corp. Bhd. (a)	4,600	$1,378
United Plantations Bhd.	200	1,390
ViTrox Corp. Bhd.	1,200	1,076
VS Industry Bhd.	4,200	1,061
Westports Holdings Bhd.	1,000	1,042
Yinson Holdings Bhd.	1,900	1,122
YTL Corp. Bhd.	3,900	2,329
YTL Power International Bhd.	2,000	1,977
		146,778
MEXICO — 2.7%
Alfa SAB de CV Class A	2,883	2,092
Alsea SAB de CV	400	837
America Movil SAB de CV	14,800	10,641
Arca Continental SAB de CV	300	2,492
Banco del Bajio SA (c)	700	1,406
Becle SAB de CV	600	676
Betterware de Mexico SAPI de CV	100	1,118
Bolsa Mexicana de Valores SAB de CV	700	1,123
Cemex SAB de CV	11,300	6,348
Coca-Cola Femsa SAB de CV	400	3,116
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	1,800	1,353
Corp. Inmobiliaria Vesta SAB de CV	600	1,535
El Puerto de Liverpool SAB de CV Class C1	200	954
FIBRA Macquarie Mexico REIT (c)	700	1,022
Fibra Uno Administracion SA de CV REIT	2,000	1,993
Fomento Economico Mexicano SAB de CV	1,200	10,256
Genomma Lab Internacional SAB de CV Class B	1,100	1,329
Gentera SAB de CV	900	1,052
Gruma SAB de CV Class B	135	2,116
Grupo Aeroportuario del Centro Norte SAB de CV	200	1,726
Grupo Aeroportuario del Pacifico SAB de CV Class B	285	5,024
Grupo Aeroportuario del Sureste SAB de CV Class B	135	3,471
Grupo Bimbo SAB de CV	1,100	2,922
Grupo Carso SAB de CV	400	2,218
Grupo Comercial Chedraui SA de CV	200	1,205
Grupo Financiero Banorte SAB de CV Class O	1,900	12,242
Grupo Financiero Inbursa SAB de CV Class O (a)	1,400	2,922
Grupo Mexico SAB de CV	2,300	10,943
Grupo Televisa SAB	2,500	831
Industrias Penoles SAB de CV (a)	200	2,561
Kimberly-Clark de Mexico SAB de CV Class A	500	707
La Comer SAB de CV	600	946
Megacable Holdings SAB de CV	500	815
Security Description	Shares	Value
Operadora De Sites Mexicanos SAB de CV Class A-1	1,200	$715
Orbia Advance Corp. SAB de CV	900	648
Prologis Property Mexico SA de CV REIT	700	1,950
Promotora y Operadora de Infraestructura SAB de CV	145	1,232
Qualitas Controladora SAB de CV	200	1,687
Regional SAB de CV	200	1,126
Southern Copper Corp.	100	9,113
Ternium SA ADR	100	2,908
Wal-Mart de Mexico SAB de CV	3,400	8,976
		128,347
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	200	2,304
Credicorp Ltd.	100	18,332
		20,636
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	1,700	1,010
Aboitiz Power Corp.	1,600	1,043
ACEN Corp.	10,000	692
Alliance Global Group, Inc.	6,300	980
AREIT, Inc.	1,500	984
Ayala Corp.	160	1,657
Ayala Land, Inc.	4,200	1,902
Bank of the Philippine Islands	1,530	3,227
BDO Unibank, Inc.	1,570	3,909
Bloomberry Resorts Corp. (a)	7,200	570
Century Pacific Food, Inc.	1,600	1,160
Converge Information & Communications Technology Solutions, Inc.	3,700	1,032
DMCI Holdings, Inc.	5,000	935
Globe Telecom, Inc.	25	944
International Container Terminal Services, Inc.	590	3,937
JG Summit Holdings, Inc.	2,400	853
Jollibee Foods Corp.	320	1,488
Manila Electric Co.	190	1,603
Metropolitan Bank & Trust Co.	1,350	1,680
Monde Nissin Corp. (c)	5,900	877
PLDT, Inc.	60	1,343
Puregold Price Club, Inc.	2,100	1,120
Semirara Mining & Power Corp.	1,700	1,026
SM Investments Corp.	340	5,284
SM Prime Holdings, Inc.	8,000	3,478
Universal Robina Corp.	650	888
		43,622
POLAND — 1.2%
Alior Bank SA	74	1,540
Allegro.eu SA (a) (c)	322	2,111
Atlas Lithium Corp. (a)	100	633
Bank Handlowy w Warszawie SA	41	880
Bank Millennium SA (a)	531	1,144

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Bank Polska Kasa Opieki SA	131	$4,373
Benefit Systems SA	2	1,402
Budimex SA	10	1,130
CCC SA (a)	37	1,646
CD Projekt SA	54	2,503
Cyfrowy Polsat SA (a)	262	897
Dino Polska SA (a) (c)	36	3,397
Enea SA (a)	365	1,141
Grupa Kety SA	8	1,322
InPost SA (a)	155	2,650
KGHM Polska Miedz SA	105	2,923
KRUK SA	15	1,510
LPP SA	1	3,765
mBank SA (a)	11	1,457
Orange Polska SA	497	886
ORLEN SA	333	3,805
PGE Polska Grupa Energetyczna SA (a)	713	1,048
Powszechna Kasa Oszczednosci Bank Polski SA	641	9,274
Powszechny Zaklad Ubezpieczen SA	273	3,030
Santander Bank Polska SA	24	2,659
Tauron Polska Energia SA (a)	1,042	948
XTB SA (c)	57	972
		59,046
QATAR — 1.2%
Barwa Real Estate Co.	1,334	1,037
Commercial Bank PSQC	2,452	2,929
Doha Bank QPSC	2,273	1,243
Dukhan Bank	1,442	1,463
Gulf International Services QSC	1,111	1,016
Industries Qatar QSC	1,258	4,585
Masraf Al Rayan QSC	5,100	3,450
Mesaieed Petrochemical Holding Co.	3,366	1,382
Ooredoo QPSC	559	1,773
Qatar Aluminum Manufacturing Co.	3,125	1,040
Qatar Electricity & Water Co. QSC	476	2,053
Qatar Fuel QSC	529	2,179
Qatar Gas Transport Co. Ltd.	2,136	2,434
Qatar International Islamic Bank QSC	960	2,874
Qatar Islamic Bank QPSC	1,230	7,216
Qatar National Bank QPSC	3,225	15,315
Qatar Navigation QSC	808	2,439
United Development Co. QSC	3,226	995
Vodafone Qatar QSC	2,418	1,215
		56,638
ROMANIA — 0.1%
NEPI Rockcastle NV	372	2,720
SAUDI ARABIA — 5.7%
Abdullah Al Othaim Markets Co.	335	936
ACWA Power Co.	116	12,392
Ades Holding Co.	276	1,275
Security Description	Shares	Value
Advanced Petrochemical Co. (a)	105	$897
Al Hammadi Holding	82	838
Al Masane Al Kobra Mining Co.	58	1,042
Al Moammar Information Systems Co. (a)	22	954
Al Rajhi Bank	1,455	36,633
Al Rajhi Co. for Co-operative Insurance (a)	28	1,279
Al Rajhi REIT	453	1,008
Al-Dawaa Medical Services Co.	40	835
Aldrees Petroleum & Transport Services Co.	41	1,312
Alinma Bank	920	7,088
Almarai Co. JSC	290	4,415
Almunajem Foods Co.	36	918
Arab National Bank	189	1,060
Arabian Cement Co.	142	983
Arabian Centres Co. (c)	169	976
Arabian Contracting Services Co. (a)	19	734
Arabian Internet & Communications Services Co.	20	1,437
Arriyadh Development Co.	147	1,315
Astra Industrial Group Co.	29	1,389
Bank AlBilad	472	4,905
Bank Al-Jazira (a)	437	2,175
Banque Saudi Fransi	929	3,916
Bupa Arabia for Cooperative Insurance Co.	22	1,212
Catrion Catering Holding Co.	34	1,104
Co. for Cooperative Insurance	58	2,278
Dallah Healthcare Co.	25	998
Dar Al Arkan Real Estate Development Co. (a)	403	1,620
Dr. Sulaiman Al Habib Medical Services Group Co.	61	4,552
Eastern Province Cement Co.	116	1,062
Electrical Industries Co.	603	1,162
Elm Co.	20	5,935
Emaar Economic City (a)	439	1,022
Etihad Etisalat Co.	290	4,122
Jahez International Co. (a)	146	1,177
Jamjoom Pharmaceuticals Factory Co.	21	851
Jarir Marketing Co.	396	1,334
Leejam Sports Co. JSC	21	1,036
Middle East Healthcare Co. (a)	49	896
Middle East Paper Co. (a)	89	869
Middle East Specialized Cables Co. (a)	118	1,363
Mobile Telecommunications Co. Saudi Arabia	374	1,021
Mouwasat Medical Services Co.	72	1,631
Nahdi Medical Co.	28	876
National Agriculture Development Co. (a)	130	854

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
National Co. for Learning & Education	19	$1,037
National Gas & Industrialization Co.	33	901
National Industrialization Co. (a)	325	879
National Medical Care Co.	19	844
Power & Water Utility Co. for Jubail & Yanbu	64	933
Qassim Cement Co.	73	1,022
Retal Urban Development Co.	288	1,240
Riyad Bank	1,041	7,924
Riyadh Cables Group Co.	34	1,247
SABIC Agri-Nutrients Co.	173	5,111
Sahara International Petrochemical Co.	274	1,814
SAL Saudi Logistics Services	18	1,210
Saudi Arabian Amiantit Co. (a)	167	1,260
Saudi Arabian Mining Co. (a)	915	12,249
Saudi Arabian Oil Co. (c)	4,183	31,227
Saudi Aramco Base Oil Co.	39	1,160
Saudi Automotive Services Co.	50	845
Saudi Awwal Bank	283	2,534
Saudi Basic Industries Corp.	657	11,715
Saudi Cement Co.	91	1,033
Saudi Chemical Co. Holding	345	851
Saudi Electricity Co.	548	2,465
Saudi Ground Services Co.	76	1,034
Saudi Industrial Investment Group	278	1,236
Saudi Investment Bank	521	2,011
Saudi Kayan Petrochemical Co. (a)	619	1,157
Saudi National Bank	2,195	19,512
Saudi Public Transport Co. (a)	192	1,044
Saudi Real Estate Co. (a)	167	1,125
Saudi Research & Media Group (a)	32	2,342
Saudi Tadawul Group Holding Co.	38	2,193
Saudi Telecom Co.	1,312	13,967
Saudia Dairy & Foodstuff Co.	13	1,169
Savola Group (a)	113	1,104
Seera Group Holding (a)	160	956
Southern Province Cement Co.	105	964
Theeb Rent A Car Co.	52	1,060
United Electronics Co.	42	1,008
United International Transportation Co.	41	894
Yamama Cement Co.	117	1,091
Yanbu Cement Co.	151	977
Yanbu National Petrochemical Co.	211	2,123
		274,155
SOUTH AFRICA — 4.1%
Absa Group Ltd.	617	6,204
Advtech Ltd.	545	977
AECI Ltd.	164	760
African Rainbow Minerals Ltd.	94	749
Anglo American Platinum Ltd.	43	1,297
Aspen Pharmacare Holdings Ltd.	267	2,333
AVI Ltd.	235	1,366
Barloworld Ltd.	189	1,087
Security Description	Shares	Value
Bid Corp. Ltd.	240	$5,476
Bidvest Group Ltd.	244	3,409
Capitec Bank Holdings Ltd.	67	11,129
Clicks Group Ltd.	161	3,183
Coronation Fund Managers Ltd.	439	911
Dis-Chem Pharmacies Ltd. (c)	488	934
Discovery Ltd.	383	3,953
Equites Property Fund Ltd. REIT	1,282	999
Exxaro Resources Ltd.	183	1,532
FirstRand Ltd.	3,908	15,731
Fortress Real Estate Investments Ltd. Class B	944	1,014
Foschini Group Ltd.	245	2,181
Gold Fields Ltd.	671	8,787
Growthpoint Properties Ltd. REIT	2,224	1,500
Harmony Gold Mining Co. Ltd.	421	3,362
Hyprop Investments Ltd. REIT	467	1,150
Impala Platinum Holdings Ltd. (a)	671	3,120
Investec Ltd.	162	1,073
JSE Ltd.	149	953
Kumba Iron Ore Ltd.	49	847
Life Healthcare Group Holdings Ltd.	1,266	1,099
Momentum Group Ltd.	1,004	1,610
Motus Holdings Ltd.	151	972
Mr. Price Group Ltd.	184	2,879
MTN Group Ltd.	1,258	6,133
MultiChoice Group (a)	126	721
Naspers Ltd. Class N	133	29,414
Nedbank Group Ltd.	360	5,374
Netcare Ltd.	1,316	1,041
Northam Platinum Holdings Ltd.	281	1,451
Old Mutual Ltd.	3,181	2,109
Omnia Holdings Ltd.	280	1,159
OUTsurance Group Ltd.	516	1,818
Pan African Resources PLC	2,500	1,085
Pepkor Holdings Ltd. (c)	817	1,253
Pick n Pay Stores Ltd. (a)	741	1,206
PSG Financial Services Ltd.	1,042	1,083
Redefine Properties Ltd. REIT	5,228	1,261
Remgro Ltd.	411	3,378
Resilient REIT Ltd.	307	956
Reunert Ltd.	231	918
Sanlam Ltd.	1,267	5,833
Santam Ltd.	50	1,040
Sappi Ltd.	466	1,217
Sasol Ltd.	436	1,924
Shoprite Holdings Ltd.	329	5,135
Sibanye Stillwater Ltd. (a)	2,206	1,751
SPAR Group Ltd. (a)	144	1,115
Standard Bank Group Ltd.	984	11,564
Super Group Ltd.	662	1,035
Thungela Resources Ltd.	150	1,063
Tiger Brands Ltd.	120	1,838
Truworths International Ltd.	272	1,494
Vodacom Group Ltd.	505	2,713
Vukile Property Fund Ltd. REIT	1,014	966

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
We Buy Cars Holdings Ltd.	578	$1,319
Wilson Bayly Holmes-Ovcon Ltd.	89	1,100
Woolworths Holdings Ltd.	688	2,273
		196,317
TAIWAN — 29.0%
Ability Enterprise Co. Ltd.	1,000	2,004
AcBel Polytech, Inc.	1,000	923
Acer, Inc.	2,000	2,428
Advanced Echem Materials Co. Ltd.	54	1,117
Advancetek Enterprise Co. Ltd.	1,000	2,321
Advantech Co. Ltd.	1,000	10,569
Allis Electric Co. Ltd.	1,000	3,066
Ardentec Corp.	1,000	1,620
ASE Technology Holding Co. Ltd.	3,000	14,824
Asia Cement Corp.	2,000	2,465
Asustek Computer, Inc.	1,000	18,789
AUO Corp.	6,000	2,681
Aurotek Corp.	1,000	2,803
Avermedia Technologies	1,000	1,521
BES Engineering Corp.	2,000	650
Brighton-Best International Taiwan, Inc.	1,000	1,028
Caliway Biopharmaceuticals Co. Ltd. (a)	74	1,388
Capital Securities Corp.	2,000	1,504
Career Technology MFG. Co. Ltd. (a)	2,000	930
Catcher Technology Co. Ltd.	1,000	5,917
Cathay Financial Holding Co. Ltd.	7,000	14,583
Center Laboratories, Inc.	1,000	1,338
Chailease Holding Co. Ltd.	1,012	3,488
Chang Hwa Commercial Bank Ltd.	5,000	2,722
Chang Wah Electromaterials, Inc.	1,000	1,388
Channel Well Technology Co. Ltd.	1,000	2,160
Cheng Fwa Industrial Co. Ltd. (a)	2,000	1,894
Cheng Loong Corp.	1,000	580
Cheng Shin Rubber Industry Co. Ltd.	2,000	2,992
Cheng Uei Precision Industry Co. Ltd.	1,000	2,214
Chicony Electronics Co. Ltd.	1,000	4,636
China Airlines Ltd.	2,000	1,565
China Bills Finance Corp.	2,000	918
China Man-Made Fiber Corp. (a)	4,000	899
China Motor Corp.	1,000	2,422
China Petrochemical Development Corp. (a)	3,000	673
China Steel Corp.	9,000	5,394
Chin-Poon Industrial Co. Ltd.	1,000	1,184
Chipbond Technology Corp.	1,000	1,964
ChipMOS Technologies, Inc.	1,000	956
Chung Hung Steel Corp.	2,000	1,083
Chunghwa Telecom Co. Ltd.	3,000	11,301
Clevo Co.	1,000	1,577
CMC Magnetics Corp.	3,000	929
Compal Electronics, Inc.	3,000	3,445
Security Description	Shares	Value
Compeq Manufacturing Co. Ltd.	1,000	$2,138
Continental Holdings Corp.	1,000	917
Coretronic Corp.	1,000	2,855
Co-Tech Development Corp.	1,000	1,784
CSBC Corp. Taiwan (a)	2,000	918
CTBC Financial Holding Co. Ltd.	15,000	17,890
CTCI Corp.	1,000	1,177
CviLux Corp.	1,000	1,485
DA CIN Construction Co. Ltd.	1,000	1,635
Da-Li Development Co. Ltd.	1,000	1,350
Delpha Construction Co. Ltd.	1,000	1,196
Delta Electronics, Inc.	2,000	26,262
E Ink Holdings, Inc.	1,000	8,327
E.Sun Financial Holding Co. Ltd.	12,000	9,864
EirGenix, Inc. (a)	1,000	2,196
Elite Semiconductor Microelectronics Technology, Inc.	1,000	1,891
Enlight Corp. (a)	1,000	984
Ennostar, Inc.	1,000	1,275
Eternal Materials Co. Ltd.	1,000	848
Eva Airways Corp.	2,000	2,706
Evergreen International Storage & Transport Corp.	1,000	953
Evergreen Marine Corp. Taiwan Ltd.	1,000	6,863
Everlight Electronics Co. Ltd.	1,000	2,593
Falcon Machine Tools Co. Ltd.	1,000	1,017
Far Eastern Department Stores Ltd.	1,000	686
Far Eastern International Bank	4,000	1,611
Far Eastern New Century Corp.	3,000	2,892
Far EasTone Telecommunications Co. Ltd.	1,000	2,727
Farglory Land Development Co. Ltd.	1,000	2,254
Favite, Inc. (a)	1,000	1,543
Feng Hsin Steel Co. Ltd.	1,000	2,123
Feng TAY Enterprise Co. Ltd.	1,000	4,057
First Financial Holding Co. Ltd.	8,000	6,613
FLEXium Interconnect, Inc.	1,000	1,961
FocalTech Systems Co. Ltd.	1,000	2,715
Formosa Chemicals & Fibre Corp.	3,000	2,498
Formosa Petrochemical Corp.	1,000	1,054
Formosa Plastics Corp.	4,000	4,331
Formosa Taffeta Co. Ltd.	2,000	1,119
Foxconn Technology Co. Ltd.	1,000	2,269
Fubon Financial Holding Co. Ltd.	6,300	17,352
Gemtek Technology Corp.	1,000	1,022
General Interface Solution Holding Ltd. (a)	1,000	1,543
Gigabyte Technology Co. Ltd.	1,000	8,312
Global Brands Manufacture Ltd.	1,000	1,754
Gloria Material Technology Corp.	1,000	1,418
Goldsun Building Materials Co. Ltd.	1,000	1,510
Grand Pacific Petrochemical (a)	3,000	956
Great Wall Enterprise Co. Ltd.	1,000	1,571
Greatek Electronics, Inc.	1,000	1,791
Hannstar Board Corp.	920	1,493

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HannStar Display Corp. (a)	4,000	$1,027
Hey Song Corp.	1,000	1,254
Highwealth Construction Corp.	1,100	1,458
Himax Technologies, Inc. ADR	200	1,608
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,438
Hon Hai Precision Industry Co. Ltd.	9,000	50,512
Hota Industrial Manufacturing Co. Ltd.	1,000	2,059
Hsin Kuang Steel Co. Ltd.	1,000	1,409
HTC Corp. (a)	1,000	1,501
Hua Nan Financial Holdings Co. Ltd.	8,000	6,381
IBF Financial Holdings Co. Ltd.	2,000	912
Innolux Corp.	6,000	2,626
International CSRC Investment Holdings Co. (a)	2,000	775
Inventec Corp.	3,000	4,585
Kenda Rubber Industrial Co. Ltd.	1,000	828
KGI Financial Holding Co. Ltd.	13,000	6,820
Kindom Development Co. Ltd.	1,000	1,553
King Yuan Electronics Co. Ltd.	1,000	3,401
King's Town Bank Co. Ltd.	1,000	1,546
Kinpo Electronics	2,000	1,604
KS Terminals, Inc.	1,000	2,376
Laser Tek Taiwan Co. Ltd.	1,000	1,665
Lien Hwa Industrial Holdings Corp.	1,000	1,546
Lite-On Technology Corp.	2,000	6,070
Macronix International Co. Ltd.	2,000	1,208
MediaTek, Inc.	1,000	43,161
Medigen Vaccine Biologics Corp. (a)	1,000	1,100
Medtecs International Corp. Ltd. (a)	6,000	1,191
Mega Financial Holding Co. Ltd.	9,000	10,624
Mercuries Life Insurance Co. Ltd. (a)	4,177	804
Microbio Co. Ltd. (a)	1,000	1,007
Micro-Star International Co. Ltd.	1,000	5,597
Mirle Automation Corp.	1,000	2,556
Mitac Holdings Corp.	1,000	2,163
Mycenax Biotech, Inc. (a)	1,000	1,324
Nan Kang Rubber Tire Co. Ltd. (a)	1,000	1,388
Nan Ya Plastics Corp.	4,000	3,648
Nanya Technology Corp. (a)	1,000	892
Nichidenbo Corp.	1,000	2,126
Novatek Microelectronics Corp.	1,000	15,312
Nuvoton Technology Corp.	1,000	2,715
O-Bank Co. Ltd.	3,000	905
OBI Pharma, Inc. (a)	1,117	1,993
Pan Jit International, Inc.	1,000	1,565
Pan-International Industrial Corp.	1,000	1,251
Pegatron Corp.	2,000	5,606
Phihong Technology Co. Ltd. (a)	1,000	1,142
Polaris Group (a)	1,025	1,427
Pou Chen Corp.	2,000	2,251
Powerchip Semiconductor Manufacturing Corp. (a)	3,000	1,455
Security Description	Shares	Value
Powertech Technology, Inc.	1,000	$3,721
President Chain Store Corp.	1,000	8,022
President Securities Corp.	1,000	785
Primax Electronics Ltd.	1,000	2,318
Qisda Corp.	1,000	1,025
Quanta Computer, Inc.	2,000	17,508
Radiant Opto-Electronics Corp.	1,000	5,994
Realtek Semiconductor Corp.	1,000	17,325
Ruentex Development Co. Ltd.	2,000	2,617
Ruentex Industries Ltd.	1,000	2,208
Sakura Development Co. Ltd.	1,000	1,617
Sanyang Motor Co. Ltd.	1,000	2,108
Shanghai Commercial & Savings Bank Ltd.	4,000	4,832
Shieh Yih Machinery Industry Co. Ltd.	1,000	1,136
Shihlin Paper Corp. (a)	1,000	1,580
Shin Kong Financial Holding Co. Ltd. (a)	13,000	4,679
Shinkong Insurance Co. Ltd.	1,000	3,249
Shinkong Synthetic Fibers Corp.	2,000	900
Sigurd Microelectronics Corp.	1,000	2,059
Silicon Integrated Systems Corp.	1,000	2,172
Sino-American Silicon Products, Inc.	1,000	4,103
Sinon Corp.	1,000	1,318
SinoPac Financial Holdings Co. Ltd.	10,000	6,985
Solar Applied Materials Technology Corp.	1,000	1,913
Standard Foods Corp.	1,000	1,118
Sunplus Technology Co. Ltd. (a)	1,000	935
Superalloy Industrial Co. Ltd.	1,000	1,836
Supreme Electronics Co. Ltd.	1,000	1,809
Synmosa Biopharma Corp.	1,000	1,052
Synnex Technology International Corp.	1,000	2,160
TA Chen Stainless Pipe	2,000	1,845
Ta Ya Electric Wire & Cable	1,000	1,351
Taichung Commercial Bank Co. Ltd.	3,000	1,716
TaiMed Biologics, Inc. (a)	1,000	2,623
Tainan Spinning Co. Ltd.	2,000	857
TaiRx, Inc. (a)	1,026	807
Taishin Financial Holding Co. Ltd.	10,000	5,307
Taiwan Business Bank	6,000	2,718
Taiwan Cogeneration Corp.	1,000	1,272
Taiwan Cooperative Financial Holding Co. Ltd.	8,000	5,930
Taiwan Fertilizer Co. Ltd.	1,000	1,559
Taiwan Glass Industry Corp. (a)	2,000	997
Taiwan High Speed Rail Corp.	1,000	848
Taiwan Mobile Co. Ltd.	1,000	3,462
Taiwan Paiho Ltd.	1,000	2,080
Taiwan Semiconductor Co. Ltd.	1,000	1,623
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	590,218
Taiwan Shin Kong Security Co. Ltd.	1,000	1,252
Taiwan-Asia Semiconductor Corp.	1,000	901

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tatung Co. Ltd. (a)	2,000	$2,922
TCC Group Holdings Co. Ltd.	4,000	3,868
Teco Electric & Machinery Co. Ltd.	1,000	1,592
Tong Yang Industry Co. Ltd.	1,000	3,416
Tong-Tai Machine & Tool Co. Ltd.	1,000	988
TPK Holding Co. Ltd. (a)	1,000	1,182
Tripod Technology Corp.	1,000	6,024
TSRC Corp.	2,000	1,229
TTY Biopharm Co. Ltd.	1,000	2,221
Tung Ho Steel Enterprise Corp.	1,000	2,071
U-Ming Marine Transport Corp.	1,000	1,772
Unic Technology Corp.	2,000	1,931
Unimicron Technology Corp.	1,000	4,301
Union Bank of Taiwan	3,000	1,396
Uni-President Enterprises Corp.	4,000	9,871
Unitech Printed Circuit Board Corp. (a)	1,047	1,051
United Microelectronics Corp.	9,000	11,818
United Renewable Energy Co. Ltd. (a)	3,000	924
Universal Cement Corp.	1,000	872
Vanguard International Semiconductor Corp.	1,091	3,324
Wafer Works Corp.	1,044	863
Walsin Lihwa Corp.	2,000	1,446
Wan Hai Lines Ltd.	1,000	2,474
Weikeng Industrial Co. Ltd.	1,000	1,020
Winbond Electronics Corp. (a)	2,000	903
Wisdom Marine Lines Co. Ltd.	1,000	2,059
Wistron Corp.	2,000	6,345
WPG Holdings Ltd.	1,000	2,086
WT Microelectronics Co. Ltd.	1,000	3,355
Yang Ming Marine Transport Corp.	2,000	4,618
YFY, Inc.	1,000	906
Yieh Phui Enterprise Co. Ltd.	2,000	924
Yuanta Financial Holding Co. Ltd.	10,000	10,371
Yulon Motor Co. Ltd.	1,000	1,546
YungShin Global Holding Corp.	1,000	1,644
Zhen Ding Technology Holding Ltd.	1,000	3,660
Zyxel Group Corp.	1,000	1,211
		1,393,171
THAILAND — 2.6%
Advanced Info Service PCL NVDR	800	6,734
Airports of Thailand PCL NVDR	2,500	4,363
Asset World Corp. PCL NVDR	8,800	909
B Grimm Power PCL NVDR	1,600	915
Bangkok Airways PCL NVDR	1,700	1,117
Bangkok Bank PCL NVDR	400	1,771
Bangkok Chain Hospital PCL NVDR	2,000	897
Bangkok Commercial Asset Management PCL NVDR	4,200	751
Bangkok Dusit Medical Services PCL NVDR	3,400	2,443
Bangkok Expressway & Metro PCL NVDR	5,300	1,104
Banpu PCL NVDR	6,400	1,126
Security Description	Shares	Value
Berli Jucker PCL NVDR	1,500	$1,025
Betagro PCL NVDR	1,500	827
BTS Group Holdings PCL NVDR (a)	7,400	1,324
Bumrungrad Hospital PCL NVDR	300	1,755
Carabao Group PCL NVDR	600	1,381
Central Pattana PCL NVDR	900	1,505
Central Plaza Hotel PCL NVDR	1,000	1,012
Central Retail Corp. PCL NVDR	2,300	2,294
Charoen Pokphand Foods PCL NVDR	2,500	1,672
Chularat Hospital PCL NVDR	12,100	866
Com7 PCL NVDR	1,400	1,078
CP ALL PCL NVDR	2,500	4,088
CP Axtra PCL NVDR	1,183	945
CPN Retail Growth Leasehold REIT	3,000	1,082
Delta Electronics Thailand PCL NVDR	3,400	15,207
Electricity Generating PCL NVDR	300	1,029
Energy Absolute PCL NVDR	3,800	441
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,300	997
Global Power Synergy PCL NVDR	800	897
Gulf Energy Development PCL NVDR	4,400	7,679
Hana Microelectronics PCL NVDR	900	652
Home Product Center PCL NVDR	3,600	993
Indorama Ventures PCL NVDR	1,700	1,242
Intouch Holdings PCL NVDR	600	1,707
IRPC PCL NVDR	24,900	898
Kasikornbank PCL NVDR	900	4,105
KCE Electronics PCL NVDR	1,000	719
Kiatnakin Phatra Bank PCL NVDR	700	1,078
Krung Thai Bank PCL NVDR	2,600	1,601
Krungthai Card PCL NVDR	900	1,320
Land & Houses PCL NVDR	6,300	933
MBK PCL NVDR	2,000	1,203
Mega Lifesciences PCL NVDR	900	878
Minor International PCL NVDR	2,200	1,678
Muangthai Capital PCL NVDR	800	1,126
Ngern Tid Lor PCL NVDR	2,100	1,047
Osotspa PCL NVDR	1,500	915
Plan B Media PCL NVDR	4,400	916
PTT Exploration & Production PCL NVDR	900	3,141
PTT Global Chemical PCL NVDR	1,400	1,002
PTT Oil & Retail Business PCL NVDR	2,200	858
PTT PCL NVDR	4,800	4,470
Ratch Group PCL NVDR	1,100	968
SCB X PCL NVDR	600	2,068
SCG Packaging PCL NVDR	1,400	805
Siam Cement PCL NVDR	300	1,478
Siam Global House PCL NVDR	2,200	897
Srisawad Corp. PCL NVDR	900	1,102
Star Petroleum Refining PCL NVDR	4,600	884
Thai Beverage PCL	5,800	2,317
Thai Oil PCL NVDR	700	580

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Thai Union Group PCL NVDR	2,300	$877
Thanachart Capital PCL NVDR	700	1,037
Tisco Financial Group PCL NVDR	400	1,156
TMBThanachart Bank PCL NVDR	36,400	1,986
True Corp. PCL NVDR (a)	12,500	4,069
WHA Corp. PCL NVDR	6,800	1,097
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust REIT	3,300	987
		124,024
TURKEY — 1.5%
AG Anadolu Grubu Holding AS	123	1,089
Akbank TAS	2,436	4,468
Anadolu Efes Biracilik Ve Malt Sanayii AS	172	932
Arcelik AS (a)	242	972
Aselsan Elektronik Sanayi Ve Ticaret AS	1,065	2,184
BIM Birlesik Magazalar AS	351	5,246
Coca-Cola Icecek AS	738	1,251
Dogan Sirketler Grubu Holding AS	2,273	931
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	2,857	1,101
Enerjisa Enerji AS (c)	572	953
Enka Insaat ve Sanayi AS	1,559	2,143
Eregli Demir ve Celik Fabrikalari TAS	3,330	2,298
Ford Otomotiv Sanayi AS	65	1,722
Haci Omer Sabanci Holding AS	1,210	3,285
Is Yatirim Menkul Degerler AS	918	1,272
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	1,471	1,127
KOC Holding AS	998	5,041
Koza Altin Isletmeleri AS (a)	1,316	840
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)	327	806
Migros Ticaret AS	98	1,516
MLP Saglik Hizmetleri AS (a) (c)	100	1,080
Otokar Otomotiv Ve Savunma Sanayi AS	73	1,000
Oyak Cimento Fabrikalari AS (a)	1,922	1,305
Pegasus Hava Tasimaciligi AS (a)	219	1,319
Petkim Petrokimya Holding AS (a)	1,496	766
Sasa Polyester Sanayi AS (a)	7,525	866
Sok Marketler Ticaret AS	637	742
TAV Havalimanlari Holding AS (a)	186	1,441
Tofas Turk Otomobil Fabrikasi AS	144	835
Turk Hava Yollari AO (a)	572	4,546
Turk Telekomunikasyon AS (a)	709	872
Turk Traktor ve Ziraat Makineleri AS	49	1,039
Turkcell Iletisim Hizmetleri AS	1,007	2,643
Turkiye Garanti Bankasi AS	504	1,773
Turkiye Is Bankasi AS Class C	7,005	2,682
Turkiye Petrol Rafinerileri AS	691	2,773
Turkiye Sise ve Cam Fabrikalari AS	1,458	1,712
Security Description	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D (a)	1,695	$1,118
Ulker Biskuvi Sanayi AS (a)	228	759
Yapi ve Kredi Bankasi AS	2,269	1,965
		70,413
UNITED ARAB EMIRATES — 2.4%
Abu Dhabi Commercial Bank PJSC	2,202	6,247
Abu Dhabi Islamic Bank PJSC	1,150	4,327
Abu Dhabi National Oil Co. for Distribution PJSC	2,038	1,953
Abu Dhabi Ports Co. PJSC (a)	758	1,050
ADNOC Drilling Co. PJSC	2,069	3,002
Adnoc Gas PLC	2,629	2,512
ADNOC Logistics & Services	988	1,461
Agthia Group PJSC	529	936
Air Arabia PJSC	1,931	1,619
Ajman Bank PJSC (a)	2,041	950
Al Waha Capital PJSC	2,326	1,102
Aldar Properties PJSC	2,804	5,863
Amanat Holdings PJSC	3,125	953
Americana Restaurants International PLC - Foreign Co.	2,211	1,330
Apex Investment Co. PSC (a)	1,364	1,563
Aramex PJSC (a)	1,539	922
Borouge PLC	1,480	967
Dana Gas PJSC (a)	6,082	1,167
Dubai Electricity & Water Authority PJSC	6,254	4,836
Dubai Investments PJSC	1,870	1,100
Dubai Islamic Bank PJSC	2,200	4,247
Emaar Development PJSC	567	2,115
Emaar Properties PJSC	4,550	15,918
Emirates Central Cooling Systems Corp.	2,128	1,055
Emirates NBD Bank PJSC	1,839	10,740
Emirates Telecommunications Group Co. PJSC	2,565	11,397
Eshraq Investments PJSC (a)	17,970	1,527
Fertiglobe PLC	1,471	981
First Abu Dhabi Bank PJSC	3,296	12,330
Gulf Navigation Holding PJSC (a)	565	818
Modon Holding PSC (a)	2,610	2,373
Multiply Group PJSC (a)	3,094	1,744
NMDC Group PJSC	166	1,117
Phoenix Group PLC (a)	2,273	736
Pure Health Holding PJSC (a)	981	889
Salik Co. PJSC	1,317	1,936
Sharjah Islamic Bank	1,640	1,112
Space42 PLC (a)	1,694	922
TECOM Group PJSC	1,177	1,009
		116,826
UNITED STATES — 0.1%
GCC SAB de CV	200	1,793
JBS SA	500	2,938

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Titan Cement International SA	33	$1,374
		6,105
TOTAL COMMON STOCKS (Cost $4,904,436)		4,736,152

PREFERRED STOCKS — 0.0% (b)
BRAZIL — 0.0% (b)
Raizen SA Preference Shares 1.22% (Cost $950)	1,700	594
RIGHTS — 0.0% (b)
BRAZIL — 0.0% (b)
Smartfit Escola de Ginastica e Danca SA (expiring 02/04/25) (a)	5	1
THAILAND — 0.0% (b)
Electronic Arts, Inc. (expiring 01/21/25) (a)	3,800	218
TOTAL RIGHTS (Cost $325)		219
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f) (Cost $27,818)	27,818	27,818
TOTAL INVESTMENTS — 99.3% (Cost $4,933,529)		4,764,783
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		32,658
NET ASSETS — 100.0%		$4,797,441

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index (long)	1	03/21/2025	$74,724	$71,163	$(3,561)
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,733,086	$3,066	$—	$4,736,152
Preferred Stocks	594	—	—	594
Rights	—	219	—	219
Short-Term Investment	27,818	—	—	27,818
TOTAL INVESTMENTS	$4,761,498	$3,285	$—	$4,764,783
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(3,561)	$—	$—	$(3,561)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,561)	$—	$—	$(3,561)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,636,305	$1,636,305	$100,570	$1,709,057	$—	$—	27,818	$27,818	$1,208
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRALIA — 1.5%
ANZ Group Holdings Ltd.	4,691	$82,893
APA Group Stapled Security	792	3,418
Aristocrat Leisure Ltd.	1,311	55,488
ASX Ltd.	483	19,462
BHP Group Ltd.	16,930	414,572
BlueScope Steel Ltd.	1,265	14,638
Brambles Ltd.	3,506	41,765
CAR Group Ltd.	100	2,231
Cochlear Ltd.	138	24,768
Coles Group Ltd. (a)	1,800	21,052
Commonwealth Bank of Australia	1,175	111,490
Computershare Ltd.	1,458	30,647
Endeavour Group Ltd. (a)	1,971	5,125
Fortescue Ltd. (a)	6,582	74,373
Glencore PLC (b)	36,611	162,040
Goodman Group REIT	575	12,688
GPT Group REIT	2,306	6,239
Insurance Australia Group Ltd.	1,921	10,062
Lottery Corp. Ltd.	777	2,377
Macquarie Group Ltd.	231	31,701
Medibank Pvt Ltd.	7,936	18,622
Mineral Resources Ltd.	115	2,439
Mirvac Group REIT (a)	5,246	6,090
National Australia Bank Ltd.	3,534	81,178
Northern Star Resources Ltd.	937	8,957
Orica Ltd.	446	4,578
Origin Energy Ltd.	2,012	13,578
Pro Medicus Ltd.	179	27,720
Qantas Airways Ltd. (b)	621	3,449
QBE Insurance Group Ltd.	1,909	22,694
Ramsay Health Care Ltd.	248	5,304
REA Group Ltd. (a)	113	16,323
Reece Ltd. (a)	111	1,538
Rio Tinto Ltd. (a)	1,229	89,380
Rio Tinto PLC	4,265	252,278
Santos Ltd.	6,601	27,301
Scentre Group REIT	4,985	10,587
SEEK Ltd. (a)	153	2,138
SGH Ltd. (a)	112	3,198
Sonic Healthcare Ltd.	685	11,455
South32 Ltd.	7,184	15,123
Stockland REIT	2,529	7,516
Suncorp Group Ltd.	1,350	15,890
Telstra Group Ltd.	3,970	9,857
Transurban Group Stapled Security	915	7,586
Treasury Wine Estates Ltd.	559	3,921
Vicinity Ltd. REIT	4,332	5,633
Washington H Soul Pattinson & Co. Ltd. (a)	196	4,153
Wesfarmers Ltd.	2,848	126,132
Westpac Banking Corp.	4,578	91,610
WiseTech Global Ltd.	13	974
Woodside Energy Group Ltd. (a)	3,503	53,355
Security Description	Shares	Value
Woolworths Group Ltd.	1,419	$26,788
		2,104,374
AUSTRIA — 0.1%
Erste Group Bank AG	719	44,418
Mondi PLC	1,054	15,735
OMV AG	603	23,315
Verbund AG	210	15,222
		98,690
BELGIUM — 0.2%
Ageas SA	273	13,258
Anheuser-Busch InBev SA	974	48,664
D'ieteren Group	13	2,163
Elia Group SA	33	2,542
Groupe Bruxelles Lambert NV	134	9,165
KBC Group NV	415	32,032
Lotus Bakeries NV	1	11,163
Sofina SA	16	3,618
Syensqo SA (a)	135	9,864
UCB SA	868	172,752
Warehouses De Pauw CVA REIT	152	2,991
		308,212
BRAZIL — 0.1%
MercadoLibre, Inc. (b)	50	85,022
Wheaton Precious Metals Corp.	98	5,513
Yara International ASA	475	12,581
		103,116
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	205	3,659
CANADA — 2.6%
Agnico Eagle Mines Ltd.	326	25,492
Air Canada (a) (b)	214	3,312
Alimentation Couche-Tard, Inc.	738	40,908
AltaGas Ltd. (a)	426	9,917
ARC Resources Ltd.	847	15,353
Bank of Montreal (a)	1,286	124,782
Bank of Nova Scotia (a)	2,149	115,340
Barrick Gold Corp.	1,907	29,556
BCE, Inc.	91	2,108
Brookfield Asset Management Ltd. Class A (a)	53	2,873
Brookfield Corp. (a)	1,285	73,819
Brookfield Renewable Corp. (a)	92	2,545
CAE, Inc. (a) (b)	230	5,837
Cameco Corp. (a)	78	4,008
Canadian Apartment Properties REIT	94	2,786
Canadian Imperial Bank of Commerce (a)	1,230	77,767
Canadian National Railway Co.	1,316	133,567
Canadian Natural Resources Ltd.	2,444	75,417
Canadian Pacific Kansas City Ltd.	604	43,710
Canadian Tire Corp. Ltd. Class A (a)	126	13,248
Canadian Utilities Ltd. Class A (a)	164	3,974

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CCL Industries, Inc. Class B	34	$1,748
Cenovus Energy, Inc. (a)	2,618	39,665
CGI, Inc.	3,340	365,259
Constellation Software, Inc. (a)	105	324,514
Descartes Systems Group, Inc. (a) (b)	1,186	134,746
Dollarama, Inc. (a)	1,336	130,312
Element Fleet Management Corp.	276	5,577
Emera, Inc. (a)	350	13,076
Empire Co. Ltd. Class A	300	9,155
Enbridge, Inc.	1,703	72,243
Fairfax Financial Holdings Ltd. (a)	111	154,360
FirstService Corp. (a)	20	3,621
Fortis, Inc.	459	19,063
George Weston Ltd.	102	15,854
Gildan Activewear, Inc. (a)	58	2,728
Great-West Lifeco, Inc.	917	30,394
Hydro One Ltd. (d)	2,419	74,461
iA Financial Corp., Inc.	255	23,638
IGM Financial, Inc.	112	3,575
Imperial Oil Ltd. (a)	618	38,067
Intact Financial Corp.	1,523	277,162
Ivanhoe Mines Ltd. Class A (a) (b)	184	2,183
Keyera Corp.	204	6,235
Kinross Gold Corp.	1,222	11,343
Loblaw Cos. Ltd.	161	21,177
Magna International, Inc. (a)	678	28,323
Manulife Financial Corp.	2,293	70,407
MEG Energy Corp. (a)	352	5,776
Metro, Inc.	172	10,781
National Bank of Canada (a)	357	32,528
Nutrien Ltd.	1,217	54,427
Onex Corp. (a)	128	9,993
Open Text Corp. (a)	248	7,015
Pan American Silver Corp. (a)	238	4,812
Parkland Corp. (a)	478	10,805
Pembina Pipeline Corp. (a)	428	15,805
Power Corp. of Canada (a)	1,004	31,303
Quebecor, Inc. Class B (a)	224	4,906
RB Global, Inc. (a)	4	361
Restaurant Brands International, Inc.	174	11,335
Rogers Communications, Inc. Class B (a)	432	13,274
Royal Bank of Canada	1,543	185,950
Saputo, Inc.	348	6,047
Shopify, Inc. Class A (b)	50	5,319
South Bow Corp. (a)	39	920
Stantec, Inc.	56	4,391
Sun Life Financial, Inc. (a)	544	32,284
Suncor Energy, Inc.	1,997	71,246
TC Energy Corp. (a)	595	27,715
Teck Resources Ltd. Class B	705	28,569
TELUS Corp. (a)	2,101	28,472
TFI International, Inc.	68	9,184
Thomson Reuters Corp. (a)	1,489	238,973
Security Description	Shares	Value
TMX Group Ltd.	178	$5,480
Toromont Industries Ltd.	230	18,174
Toronto-Dominion Bank	3,071	163,415
Tourmaline Oil Corp. (a)	450	20,813
West Fraser Timber Co. Ltd. (a)	160	13,856
WSP Global, Inc.	66	11,608
		3,770,742
CHILE — 0.0% (c)
Antofagasta PLC	333	6,631
Lundin Mining Corp. (a)	800	6,881
		13,512
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	40,000	128,477
NXP Semiconductors NV	139	28,891
Prosus NV	523	20,769
SITC International Holdings Co. Ltd.	23,000	61,290
Wharf Holdings Ltd.	2,000	5,626
Wilmar International Ltd.	7,000	15,907
Yangzijiang Shipbuilding Holdings Ltd.	7,700	16,876
		277,836
DENMARK — 0.9%
AP Moller - Maersk AS Class A	20	32,048
AP Moller - Maersk AS Class B	42	69,430
Carlsberg AS Class B	290	27,785
Coloplast AS Class B	293	31,987
Danske Bank AS	1,185	33,518
Demant AS (b)	47	1,724
DSV AS	157	33,333
Genmab AS (b)	31	6,425
Novo Nordisk AS Class B	10,653	923,351
Novonesis (Novozymes) B Class B	151	8,548
Orsted AS (b) (d)	141	6,348
Pandora AS	237	43,342
Rockwool AS Class B	27	9,568
Tryg AS	2,366	49,774
Vestas Wind Systems AS (b)	709	9,656
		1,286,837
FINLAND — 0.5%
Elisa OYJ	2,355	101,934
Fortum OYJ (a)	933	13,057
Kesko OYJ Class B (a)	473	8,904
Kone OYJ Class B	1,076	52,367
Metso OYJ (a)	1,667	15,501
Neste OYJ (a)	2,016	25,312
Nokia OYJ (e)	13,950	61,746
Nokia OYJ (e)	1,555	6,863
Nordea Bank Abp (e)	2,678	29,157
Nordea Bank Abp (e)	6,490	70,564
Orion OYJ Class B	290	12,847
Sampo OYJ Class A	5,141	209,640
Stora Enso OYJ Class R (a)	1,609	16,191

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
UPM-Kymmene OYJ	810	$22,277
Wartsila OYJ Abp	272	4,819
		651,179
FRANCE — 2.1%
Accor SA	111	5,407
Aeroports de Paris SA	20	2,313
Air Liquide SA	925	150,304
Airbus SE	376	60,263
Alstom SA (b)	545	12,167
Amundi SA (d)	70	4,654
Arkema SA	158	12,033
AXA SA	3,241	115,180
BioMerieux	31	3,322
BNP Paribas SA	3,081	188,934
Bollore SE	1,015	6,243
Bouygues SA	700	20,687
Bureau Veritas SA	188	5,712
Capgemini SE	158	25,875
Carrefour SA	2,977	42,325
Cie de Saint-Gobain SA	644	57,150
Cie Generale des Etablissements Michelin SCA	1,314	43,269
Covivio SA REIT	87	4,393
Credit Agricole SA	1,975	27,180
Danone SA	652	43,966
Dassault Aviation SA	12	2,450
Dassault Systemes SE	198	6,868
Edenred SE	89	2,926
Eiffage SA	207	18,160
Engie SA	4,411	69,930
EssilorLuxottica SA	164	40,010
Eurazeo SE	69	5,141
Gecina SA REIT	50	4,683
Getlink SE	114	1,819
Hermes International SCA	78	187,546
Ipsen SA	35	4,012
Kering SA	130	32,072
Klepierre SA REIT	305	8,780
La Francaise des Jeux SACA (d)	348	13,412
Legrand SA	152	14,802
L'Oreal SA	601	212,745
LVMH Moet Hennessy Louis Vuitton SE	659	433,662
Orange SA	31,273	311,785
Pernod Ricard SA	220	24,831
Publicis Groupe SA	195	20,798
Renault SA	1,068	52,033
Rexel SA	448	11,412
Safran SA	92	20,206
Sartorius Stedim Biotech	11	2,149
SEB SA	36	3,262
Societe Generale SA	3,760	105,747
Sodexo SA	481	39,622
Teleperformance SE	117	10,070
Thales SA	59	8,471
TotalEnergies SE	6,640	366,957
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)	139	$10,467
Veolia Environnement SA	1,205	33,827
Vinci SA	718	74,156
		2,986,188
GERMANY — 2.5%
adidas AG	80	19,617
Allianz SE	484	148,300
BASF SE	2,281	100,290
Bayer AG	4,647	92,938
Bayerische Motoren Werke AG	1,528	124,966
Bayerische Motoren Werke AG Preference Shares	307	23,016
Bechtle AG	236	7,600
Beiersdorf AG	234	30,046
Brenntag SE	253	15,164
Carl Zeiss Meditec AG	18	848
Commerzbank AG	2,417	39,357
Continental AG	338	22,687
Covestro AG (b)	275	16,516
CTS Eventim AG & Co. KGaA	139	11,752
Daimler Truck Holding AG	928	35,411
Deutsche Bank AG	5,921	102,023
Deutsche Boerse AG	216	49,744
Deutsche Lufthansa AG	1,842	11,780
Deutsche Post AG	2,367	83,286
Deutsche Telekom AG	26,919	805,298
Dr. Ing hc F Porsche AG Preference Shares (d)	373	22,564
E.ON SE	5,332	62,087
Evonik Industries AG	508	8,801
Fresenius Medical Care AG	475	21,721
Fresenius SE & Co. KGaA (b)	981	34,071
GEA Group AG	471	23,323
Hannover Rueck SE	58	14,498
Heidelberg Materials AG	212	26,189
Henkel AG & Co. KGaA	114	8,783
Henkel AG & Co. KGaA Preference Shares	166	14,559
Infineon Technologies AG	1,214	39,473
Knorr-Bremse AG	195	14,205
LEG Immobilien SE	84	7,115
Mercedes-Benz Group AG	3,167	176,433
Merck KGaA	95	13,762
MTU Aero Engines AG	14	4,668
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	439	221,428
Nemetschek SE	138	13,375
Porsche Automobil Holding SE Preference Shares	1,014	38,167
Puma SE	110	5,053
Rational AG	12	10,239
Rheinmetall AG	96	61,096
RWE AG	1,094	32,660
SAP SE	1,976	483,505

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sartorius AG Preference Shares	9	$2,006
Scout24 SE (d)	1,061	93,496
Siemens AG	582	113,638
Siemens Energy AG (b)	346	18,050
Siemens Healthineers AG (d)	166	8,801
Symrise AG	62	6,590
Talanx AG	142	12,079
Volkswagen AG Preference Shares	2,067	190,579
Vonovia SE	719	21,830
Zalando SE (b) (d)	243	8,150
		3,573,633
HONG KONG — 0.7%
AIA Group Ltd.	9,000	65,230
CK Asset Holdings Ltd.	6,678	27,424
CK Infrastructure Holdings Ltd.	500	3,717
CLP Holdings Ltd.	18,000	151,314
Futu Holdings Ltd. ADR	20	1,600
Hang Seng Bank Ltd. (a)	5,200	63,963
Henderson Land Development Co. Ltd.	3,000	9,114
HKT Trust & HKT Ltd. Stapled Security	56,540	69,875
Hong Kong & China Gas Co. Ltd.	109,277	87,360
Hong Kong Exchanges & Clearing Ltd.	2,971	112,752
Hongkong Land Holdings Ltd.	2,460	10,947
Jardine Matheson Holdings Ltd.	1,850	75,795
Link REIT	4,310	18,227
MTR Corp. Ltd. (a)	8,538	29,786
Power Assets Holdings Ltd.	20,000	139,548
Prudential PLC	4,076	32,517
Sino Land Co. Ltd.	8,776	8,869
Sun Hung Kai Properties Ltd.	3,500	33,635
Swire Pacific Ltd. Class A	1,000	9,069
Techtronic Industries Co. Ltd.	1,000	13,195
WH Group Ltd. (d)	21,572	16,690
Wharf Real Estate Investment Co. Ltd.	4,000	10,227
		990,854
IRELAND — 0.8%
Accenture PLC Class A	2,610	918,172
AerCap Holdings NV	295	28,232
AIB Group PLC	21,648	119,480
Bank of Ireland Group PLC	2,978	27,155
Kerry Group PLC Class A	148	14,291
Kingspan Group PLC	98	7,149
		1,114,479
ISRAEL — 0.4%
Azrieli Group Ltd.	28	2,312
Bank Hapoalim BM	7,799	94,222
Bank Leumi Le-Israel BM	7,622	90,682
Check Point Software Technologies Ltd. (b)	1,308	244,204
Elbit Systems Ltd.	16	4,185
Security Description	Shares	Value
Global-e Online Ltd. (b)	10	$545
ICL Group Ltd.	1,956	9,663
Israel Discount Bank Ltd. Class A	2,924	19,998
Mizrahi Tefahot Bank Ltd.	280	12,111
Nice Ltd. (b)	28	4,774
Teva Pharmaceutical Industries Ltd. (b)	1,291	28,703
		511,399
ITALY — 0.8%
Amplifon SpA	56	1,441
Banco BPM SpA	2,926	23,669
BPER Banca SpA	2,295	14,577
Coca-Cola HBC AG	173	5,919
Davide Campari-Milano NV (a)	285	1,776
DiaSorin SpA	13	1,340
Enel SpA	14,848	105,873
Eni SpA	13,191	178,800
Ferrari NV	793	338,643
FinecoBank Banca Fineco SpA	1,760	30,599
Generali	1,887	53,285
Infrastrutture Wireless Italiane SpA (d)	4,842	49,211
Intesa Sanpaolo SpA	25,483	101,936
Leonardo SpA	534	14,338
Mediobanca Banca di Credito Finanziario SpA	882	12,855
Moncler SpA	606	31,991
Nexi SpA (a) (b) (d)	915	5,079
Poste Italiane SpA (d)	523	7,376
Prysmian SpA	213	13,600
Recordati Industria Chimica e Farmaceutica SpA	248	12,994
Snam SpA (a)	2,193	9,712
Telecom Italia SpA (a) (b)	36,567	9,338
Terna - Rete Elettrica Nazionale	1,108	8,743
UniCredit SpA	3,581	142,856
Unipol Gruppo SpA	915	11,398
		1,187,349
JAPAN — 7.9%
Advantest Corp.	1,500	87,790
Aeon Co. Ltd.	1,100	25,862
AGC, Inc. (a)	600	17,657
Aisin Corp.	2,000	22,620
Ajinomoto Co., Inc.	300	12,316
ANA Holdings, Inc.	100	1,823
Asahi Group Holdings Ltd.	2,300	24,250
Asahi Kasei Corp.	2,900	20,159
Asics Corp.	200	3,958
Astellas Pharma, Inc.	9,700	94,710
Bandai Namco Holdings, Inc.	400	9,618
Bridgestone Corp. (a)	2,100	71,354
Brother Industries Ltd.	3,600	61,791
Canon, Inc. (a)	14,000	459,748
Capcom Co. Ltd.	800	17,684
Central Japan Railway Co.	11,400	215,074

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Chiba Bank Ltd.	1,300	$10,112
Chubu Electric Power Co., Inc.	11,000	115,872
Chugai Pharmaceutical Co. Ltd.	1,600	71,255
Concordia Financial Group Ltd.	2,100	11,640
Dai Nippon Printing Co. Ltd.	600	8,474
Daifuku Co. Ltd.	200	4,200
Dai-ichi Life Holdings, Inc.	1,700	45,810
Daiichi Sankyo Co. Ltd.	500	13,846
Daikin Industries Ltd.	300	35,620
Daito Trust Construction Co. Ltd.	200	22,366
Daiwa House Industry Co. Ltd.	1,200	37,093
Daiwa Securities Group, Inc.	1,900	12,670
Denso Corp. (a)	2,600	36,636
Dentsu Group, Inc. (a)	1,300	31,532
Disco Corp.	200	54,378
East Japan Railway Co.	8,500	151,168
Eisai Co. Ltd.	200	5,509
ENEOS Holdings, Inc.	11,800	62,041
FANUC Corp.	600	15,939
Fast Retailing Co. Ltd.	400	136,981
Fuji Electric Co. Ltd.	100	5,445
FUJIFILM Holdings Corp.	12,900	271,609
Fujikura Ltd.	100	4,166
Fujitsu Ltd.	8,000	142,504
Hankyu Hanshin Holdings, Inc.	2,500	65,491
Hitachi Construction Machinery Co. Ltd.	300	6,714
Hitachi Ltd.	3,400	85,173
Honda Motor Co. Ltd.	17,600	171,901
Hoshizaki Corp.	100	3,986
Hoya Corp.	800	100,865
Hulic Co. Ltd. (a)	400	3,487
Idemitsu Kosan Co. Ltd.	4,200	27,673
Inpex Corp. (a)	8,000	100,305
Isuzu Motors Ltd.	1,400	19,228
ITOCHU Corp. (a)	1,600	79,735
Japan Airlines Co. Ltd.	100	1,586
Japan Exchange Group, Inc.	2,300	25,904
Japan Post Bank Co. Ltd.	10,700	101,751
Japan Post Holdings Co. Ltd.	5,100	48,368
Japan Post Insurance Co. Ltd.	600	11,098
Japan Real Estate Investment Corp. REIT	5	3,433
Japan Tobacco, Inc. (a)	1,200	31,153
JFE Holdings, Inc.	3,100	35,101
Kajima Corp.	700	12,832
Kansai Electric Power Co., Inc.	1,700	18,968
Kao Corp. (a)	900	36,582
Kawasaki Kisen Kaisha Ltd.	1,400	20,083
KDDI Corp.	16,800	538,977
Keyence Corp.	400	164,495
Kikkoman Corp.	300	3,364
Kirin Holdings Co. Ltd. (a)	1,200	15,645
Kobe Bussan Co. Ltd.	300	6,567
Komatsu Ltd.	1,300	35,982
Kubota Corp. (a)	1,700	19,892
Security Description	Shares	Value
Kyocera Corp.	19,600	$196,486
Kyowa Kirin Co. Ltd.	200	3,023
Lasertec Corp. (a)	200	19,324
LY Corp.	3,000	8,006
M3, Inc. (a)	1,000	8,889
Makita Corp.	200	6,163
Marubeni Corp.	3,400	51,759
MatsukiyoCocokara & Co.	300	4,400
McDonald's Holdings Co. Japan Ltd. (a)	1,400	55,141
MEIJI Holdings Co. Ltd.	400	8,147
Minebea Mitsumi, Inc.	600	9,810
Mitsubishi Chemical Group Corp.	5,000	25,442
Mitsubishi Corp.	6,800	112,670
Mitsubishi Electric Corp.	2,200	37,614
Mitsubishi Estate Co. Ltd.	1,400	19,602
Mitsubishi HC Capital, Inc.	2,100	13,923
Mitsubishi Heavy Industries Ltd.	1,900	26,875
Mitsubishi UFJ Financial Group, Inc.	18,400	216,126
Mitsui & Co. Ltd.	4,900	103,232
Mitsui Chemicals, Inc.	600	13,248
Mitsui Fudosan Co. Ltd.	3,200	25,859
Mitsui OSK Lines Ltd.	1,200	42,057
Mizuho Financial Group, Inc.	4,740	116,811
MonotaRO Co. Ltd.	600	10,201
MS&AD Insurance Group Holdings, Inc.	1,400	30,724
Murata Manufacturing Co. Ltd.	1,600	26,058
NEC Corp.	2,000	174,599
Nexon Co. Ltd. (a)	200	3,024
NIDEC Corp.	800	14,533
Nintendo Co. Ltd.	2,500	147,366
Nippon Building Fund, Inc. REIT (a)	5	3,894
Nippon Paint Holdings Co. Ltd.	600	3,907
Nippon Prologis REIT, Inc.	1	1,418
Nippon Sanso Holdings Corp.	200	5,630
Nippon Steel Corp.	3,500	70,864
Nippon Telegraph & Telephone Corp.	426,600	428,880
Nippon Yusen KK (a)	1,600	53,683
Nissan Motor Co. Ltd. (a)	18,700	57,114
Nissin Foods Holdings Co. Ltd.	200	4,865
Nitori Holdings Co. Ltd.	100	11,857
Nitto Denko Corp.	600	10,232
Nomura Holdings, Inc.	4,900	29,036
Nomura Research Institute Ltd. (a)	4,700	139,331
NTT Data Group Corp.	2,200	42,415
Obayashi Corp.	900	11,986
Obic Co. Ltd.	5,200	155,279
Olympus Corp.	800	12,067
Omron Corp.	900	30,655
Ono Pharmaceutical Co. Ltd. (a)	3,400	35,361
Oracle Corp. Japan	600	57,858
Oriental Land Co. Ltd.	200	4,355

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ORIX Corp.	1,900	$41,201
Osaka Gas Co. Ltd.	5,800	127,692
Otsuka Corp.	3,700	84,966
Otsuka Holdings Co. Ltd.	2,000	109,443
Pan Pacific International Holdings Corp.	2,400	65,910
Panasonic Holdings Corp.	6,600	68,998
Rakuten Group, Inc. (b)	900	4,919
Recruit Holdings Co. Ltd.	2,998	212,603
Renesas Electronics Corp. (b)	2,100	27,346
Resona Holdings, Inc. (a)	3,400	24,760
Ricoh Co. Ltd.	8,400	96,822
SBI Holdings, Inc.	600	15,202
SCREEN Holdings Co. Ltd.	200	12,077
SCSK Corp.	2,500	52,987
Secom Co. Ltd. (a)	4,900	167,397
Seiko Epson Corp.	4,500	82,335
Sekisui Chemical Co. Ltd.	500	8,638
Sekisui House Ltd.	900	21,658
Seven & i Holdings Co. Ltd.	3,500	55,386
SG Holdings Co. Ltd.	5,000	47,913
Shimadzu Corp.	3,800	107,863
Shimano, Inc.	100	13,610
Shin-Etsu Chemical Co. Ltd.	1,300	43,808
Shionogi & Co. Ltd.	2,200	31,063
Shiseido Co. Ltd. (a)	400	7,092
Shizuoka Financial Group, Inc.	1,100	8,991
SoftBank Corp.	421,800	533,826
SoftBank Group Corp.	700	40,911
Sompo Holdings, Inc.	1,300	34,072
Sony Group Corp.	6,300	135,052
Subaru Corp.	1,800	32,310
Sumitomo Corp.	2,500	54,530
Sumitomo Electric Industries Ltd.	1,300	23,604
Sumitomo Metal Mining Co. Ltd.	700	16,093
Sumitomo Mitsui Financial Group, Inc.	6,800	162,861
Sumitomo Mitsui Trust Group, Inc.	1,300	30,540
Sumitomo Realty & Development Co. Ltd.	400	12,573
Suntory Beverage & Food Ltd. (a)	200	6,379
Suzuki Motor Corp.	2,800	31,891
Sysmex Corp. (a)	1,100	20,413
T&D Holdings, Inc.	600	11,093
Taisei Corp.	200	8,449
Takeda Pharmaceutical Co. Ltd.	11,568	307,749
TDK Corp.	1,700	22,418
Terumo Corp.	600	11,690
TIS, Inc.	3,500	83,224
Toho Co. Ltd.	1,600	62,652
Tokio Marine Holdings, Inc.	4,900	178,590
Tokyo Electric Power Co. Holdings, Inc. (b)	9,300	28,108
Tokyo Electron Ltd.	1,100	169,277
Tokyo Gas Co. Ltd.	2,100	58,393
Tokyu Corp.	600	6,444
Security Description	Shares	Value
TOPPAN Holdings, Inc.	300	$8,034
Toray Industries, Inc.	3,100	19,755
TOTO Ltd. (a)	200	4,842
Toyota Industries Corp.	300	24,558
Toyota Motor Corp.	19,600	392,349
Toyota Tsusho Corp.	1,700	30,590
Trend Micro, Inc. (a)	300	16,353
Unicharm Corp.	600	4,973
West Japan Railway Co.	2,000	35,594
Yakult Honsha Co. Ltd.	200	3,801
Yamaha Motor Co. Ltd. (a)	2,000	17,874
Yaskawa Electric Corp.	200	5,176
Yokogawa Electric Corp.	3,500	75,674
Zensho Holdings Co. Ltd.	100	5,704
ZOZO, Inc. (a)	400	12,464
		11,232,981
JERSEY — 0.0% (c)
Aptiv PLC (b)	476	28,789
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	533	13,304
LUXEMBOURG — 0.1%
ArcelorMittal SA	3,250	75,485
CVC Capital Partners PLC (a) (b) (d)	167	3,677
Eurofins Scientific SE	129	6,587
		85,749
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	1,000	4,248
NETHERLANDS — 1.5%
ABN AMRO Bank NV (d)	1,597	24,623
Adyen NV (b) (d)	51	75,889
Aegon Ltd.	2,491	14,754
Akzo Nobel NV	220	13,204
Argenx SE (b)	313	194,467
ASM International NV	100	57,864
ASML Holding NV	1,182	830,702
ASR Nederland NV	239	11,330
BE Semiconductor Industries NV	210	28,769
Euronext NV (d)	55	6,168
EXOR NV	174	15,955
Heineken Holding NV (a)	252	15,096
Heineken NV	363	25,823
IMCD NV	37	5,498
ING Groep NV	7,757	121,530
JDE Peet's NV (a)	179	3,064
Koninklijke Ahold Delhaize NV	7,282	237,451
Koninklijke KPN NV	52,681	191,747
Koninklijke Philips NV (b)	880	22,234
NN Group NV	838	36,506
Randstad NV	448	18,886
Universal Music Group NV	2,419	61,920
Wolters Kluwer NV	824	136,862
		2,150,342

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	867	$4,226
Fisher & Paykel Healthcare Corp. Ltd.	106	2,280
Infratil Ltd.	9,927	70,076
Mercury NZ Ltd.	434	1,422
Meridian Energy Ltd.	667	2,209
Xero Ltd. (b)	10	1,044
		81,257
NORWAY — 0.1%
Aker BP ASA	722	14,094
DNB Bank ASA	1,555	31,066
Equinor ASA	2,455	57,369
Gjensidige Forsikring ASA	541	9,574
Kongsberg Gruppen ASA	211	23,780
Mowi ASA	451	7,733
Norsk Hydro ASA	2,931	16,140
Orkla ASA	793	6,867
Salmar ASA	35	1,666
Telenor ASA	611	6,827
		175,116
POLAND — 0.0% (c)
InPost SA (b)	1,991	34,038
PORTUGAL — 0.0% (c)
EDP SA	4,854	15,536
Galp Energia SGPS SA	2,549	42,100
Jeronimo Martins SGPS SA	458	8,750
		66,386
SINGAPORE — 0.6%
CapitaLand Ascendas REIT	3,700	6,970
CapitaLand Integrated Commercial Trust REIT	6,130	8,672
CapitaLand Investment Ltd.	3,100	5,954
DBS Group Holdings Ltd.	6,653	213,216
Genting Singapore Ltd.	5,100	2,860
Grab Holdings Ltd. Class A (b)	6,218	29,349
Keppel Ltd.	1,700	8,524
Oversea-Chinese Banking Corp. Ltd.	9,251	113,179
Sea Ltd. ADR (b)	51	5,411
Sembcorp Industries Ltd.	1,000	4,046
Singapore Airlines Ltd. (a)	2,350	11,094
Singapore Exchange Ltd.	14,200	132,611
Singapore Technologies Engineering Ltd.	1,100	3,758
Singapore Telecommunications Ltd.	108,042	243,930
STMicroelectronics NV	2,512	63,144
United Overseas Bank Ltd.	2,000	53,262
		905,980
SOUTH AFRICA — 0.1%
Anglo American PLC	2,827	83,698
Security Description	Shares	Value
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	76	$2,134
SPAIN — 1.2%
Acciona SA	47	5,290
ACS Actividades de Construccion y Servicios SA (a)	326	16,352
Aena SME SA (d)	417	85,238
Amadeus IT Group SA	160	11,299
Banco Bilbao Vizcaya Argentaria SA	13,546	132,582
Banco de Sabadell SA	15,086	29,322
Banco Santander SA	49,952	230,928
CaixaBank SA	34,755	188,437
Cellnex Telecom SA (b) (d)	301	9,510
EDP Renovaveis SA	229	2,381
Endesa SA	518	11,141
Grifols SA (a) (b)	450	4,263
Iberdrola SA	6,705	92,342
Industria de Diseno Textil SA	7,414	381,096
Redeia Corp. SA (a)	6,069	103,693
Repsol SA (a)	7,622	92,264
Telefonica SA (a)	63,333	258,194
		1,654,332
SWEDEN — 0.6%
AddTech AB Class B	568	15,484
Alfa Laval AB	674	28,219
Assa Abloy AB Class B	588	17,391
Atlas Copco AB Class A	7,163	109,462
Atlas Copco AB Class B	4,386	59,324
Beijer Ref AB	145	2,140
Boliden AB	475	13,348
Epiroc AB Class A	1,692	29,486
Epiroc AB Class B	1,017	15,868
EQT AB (a)	88	2,438
Essity AB Class B	597	15,977
Evolution AB (d)	484	37,356
Fastighets AB Balder Class B (b)	694	4,824
Getinge AB Class B	251	4,124
H & M Hennes & Mauritz AB Class B (a)	431	5,816
Hexagon AB Class B	1,598	15,272
Holmen AB Class B (a)	79	2,904
Industrivarden AB Class A	156	4,933
Industrivarden AB Class C	180	5,687
Indutrade AB	663	16,621
Investment AB Latour Class B	53	1,323
Investor AB Class B	2,303	61,008
L E Lundbergforetagen AB Class B	68	3,083
Lifco AB Class B	541	15,697
Nibe Industrier AB Class B (a)	916	3,585
Saab AB Class B	144	3,046
Sagax AB Class B	68	1,392
Sandvik AB	2,770	49,713
Securitas AB Class B	801	9,924

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A	2,699	$36,995
Skanska AB Class B	581	12,236
SKF AB Class B	401	7,534
Svenska Cellulosa AB SCA Class B	574	7,296
Svenska Handelsbanken AB Class A	2,814	29,084
Swedbank AB Class A	1,622	32,046
Swedish Orphan Biovitrum AB (b)	108	3,102
Tele2 AB Class B	552	5,458
Telefonaktiebolaget LM Ericsson Class B	2,849	23,175
Telia Co. AB	18,100	50,241
Trelleborg AB Class B	143	4,900
Volvo AB Class A	642	15,700
Volvo AB Class B	4,760	115,713
		898,925
SWITZERLAND — 2.5%
ABB Ltd.	4,100	221,999
Adecco Group AG	667	16,457
Alcon AG	274	23,250
Avolta AG	134	5,373
Bachem Holding AG (a)	8	511
Baloise Holding AG	59	10,683
Banque Cantonale Vaudoise	447	41,186
Barry Callebaut AG (a)	3	3,986
BKW AG	315	52,207
Cie Financiere Richemont SA Class A	380	57,823
Clariant AG	299	3,329
DSM-Firmenich AG	505	51,101
EMS-Chemie Holding AG	115	77,597
Galderma Group AG (b)	48	5,330
Geberit AG	105	59,623
Givaudan SA	20	87,526
Helvetia Holding AG	279	45,995
Julius Baer Group Ltd.	237	15,341
Kuehne & Nagel International AG	355	81,400
Logitech International SA	1,143	94,644
Lonza Group AG	33	19,511
Novartis AG	9,950	973,865
Partners Group Holding AG	68	92,292
Sandoz Group AG	370	15,176
Schindler Holding AG (e)	105	29,012
Schindler Holding AG (e)	364	99,410
SGS SA	1,177	118,031
SIG Group AG	211	4,163
Sika AG	340	80,962
Sonova Holding AG	124	40,542
Straumann Holding AG	301	37,947
Swatch Group AG Bearer Shares (a)	45	8,193
Swiss Life Holding AG	23	17,755
Swiss Prime Site AG	70	7,631
Swisscom AG	386	214,882
Security Description	Shares	Value
TE Connectivity PLC	859	$122,811
Temenos AG	34	2,405
UBS Group AG	5,295	162,020
VAT Group AG (d)	62	23,452
Zurich Insurance Group AG	836	497,034
		3,522,455
UNITED KINGDOM — 2.8%
3i Group PLC	1,245	55,571
Admiral Group PLC	685	22,683
Ashtead Group PLC	291	18,095
Associated British Foods PLC	426	10,900
AstraZeneca PLC	4,198	550,363
Auto Trader Group PLC (d)	3,026	30,053
Aviva PLC	3,836	22,522
BAE Systems PLC	2,105	30,278
Barclays PLC	44,274	148,686
Barratt Redrow PLC	2,786	15,356
Berkeley Group Holdings PLC	301	14,702
British American Tobacco PLC	1,795	64,744
British American Tobacco PLC ADR (a)	1,555	56,478
BT Group PLC (a)	20,365	36,740
Bunzl PLC	355	14,654
Centrica PLC	21,779	36,441
CK Hutchison Holdings Ltd.	12,500	66,781
Coca-Cola Europacific Partners PLC	157	12,059
Compass Group PLC	5,272	175,763
Croda International PLC	96	4,070
DCC PLC	242	15,578
Diageo PLC	5,925	188,294
Entain PLC	882	7,591
Flutter Entertainment PLC (b)	90	23,261
Halma PLC	893	30,074
Hargreaves Lansdown PLC	1,061	14,590
HSBC Holdings PLC	40,653	399,826
Imperial Brands PLC	3,198	102,252
Informa PLC	1,060	10,599
InterContinental Hotels Group PLC	40	4,987
Intertek Group PLC	438	25,936
J Sainsbury PLC	7,409	25,387
JD Sports Fashion PLC	5,050	6,065
Kingfisher PLC	5,520	17,193
Land Securities Group PLC REIT	958	7,007
Legal & General Group PLC	7,692	22,138
Lloyds Banking Group PLC	186,316	127,825
London Stock Exchange Group PLC	274	38,725
M&G PLC	3,343	8,284
Marks & Spencer Group PLC	2,848	13,393
Melrose Industries PLC	557	3,863
National Grid PLC	5,600	66,628
NatWest Group PLC	16,466	82,921
Next PLC	383	45,559
Pearson PLC	571	9,168

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Persimmon PLC	537	$8,057
Phoenix Group Holdings PLC	646	4,126
Reckitt Benckiser Group PLC	1,935	117,123
RELX PLC	5,094	231,520
Rentokil Initial PLC	2,086	10,471
Rolls-Royce Holdings PLC (b)	2,255	16,058
Sage Group PLC	2,520	40,177
Schroders PLC	965	3,911
Segro PLC REIT	1,256	11,030
Severn Trent PLC	147	4,617
Smith & Nephew PLC	909	11,286
Smiths Group PLC	933	20,086
Spirax Group PLC	38	3,262
SSE PLC	1,281	25,733
Standard Chartered PLC	6,031	74,671
Taylor Wimpey PLC	5,620	8,594
Tesco PLC	14,289	65,909
Unilever PLC	6,674	380,145
United Utilities Group PLC	452	5,952
Vodafone Group PLC	198,126	169,475
Whitbread PLC	194	7,158
Wise PLC Class A (b)	1,702	22,723
WPP PLC	2,042	21,160
		3,947,327
UNITED STATES — 68.9%
3M Co.	1,479	190,924
A.O. Smith Corp.	343	23,396
Abbott Laboratories	1,948	220,338
AbbVie, Inc.	2,926	519,950
Adobe, Inc. (b)	1,274	566,522
Advanced Micro Devices, Inc. (b)	451	54,476
AECOM	82	8,759
AES Corp.	1,346	17,323
Aflac, Inc.	1,497	154,850
Agilent Technologies, Inc.	721	96,859
Air Products & Chemicals, Inc.	106	30,744
Airbnb, Inc. Class A (b)	112	14,718
Akamai Technologies, Inc. (b)	1,816	173,700
Albemarle Corp.	182	15,667
Albertsons Cos., Inc. Class A	1,576	30,953
Alexandria Real Estate Equities, Inc. REIT	150	14,632
Align Technology, Inc. (b)	34	7,089
Allegion PLC	232	30,318
Alliant Energy Corp.	633	37,436
Allstate Corp.	1,362	262,580
Ally Financial, Inc.	641	23,082
Alphabet, Inc. Class A	9,333	1,766,737
Alphabet, Inc. Class C	8,076	1,537,993
Altria Group, Inc.	907	47,427
Amazon.com, Inc. (b)	2,357	517,102
Amcor PLC	10,686	100,555
Ameren Corp.	1,355	120,785
American Electric Power Co., Inc.	1,044	96,288
American Express Co.	277	82,211
American Financial Group, Inc.	215	29,440
Security Description	Shares	Value
American Homes 4 Rent Class A, REIT	194	$7,259
American International Group, Inc.	1,302	94,786
American Tower Corp. REIT	178	32,647
American Water Works Co., Inc.	108	13,445
Ameriprise Financial, Inc.	305	162,391
AMETEK, Inc.	82	14,781
Amgen, Inc.	641	167,070
Amphenol Corp. Class A	5,842	405,727
Analog Devices, Inc.	262	55,665
Annaly Capital Management, Inc. REIT	484	8,857
ANSYS, Inc. (b)	20	6,747
Aon PLC Class A	1,012	363,470
APA Corp.	2,042	47,150
Apollo Global Management, Inc.	843	139,230
Apple, Inc.	15,047	3,768,070
Applied Materials, Inc.	2,495	405,762
AppLovin Corp. Class A (b)	10	3,238
Arch Capital Group Ltd.	3,552	328,027
Archer-Daniels-Midland Co.	1,518	76,689
ARES Management Corp. Class A	46	8,143
Arista Networks, Inc. (b)	2,952	326,285
Arthur J Gallagher & Co.	901	255,749
Aspen Technology, Inc. (b)	196	48,927
Assurant, Inc.	484	103,198
AT&T, Inc.	30,367	691,457
Atmos Energy Corp.	106	14,763
Autodesk, Inc. (b)	436	128,869
Automatic Data Processing, Inc.	1,275	373,231
AutoZone, Inc. (b)	131	419,462
AvalonBay Communities, Inc. REIT	63	13,858
Avantor, Inc. (b)	472	9,945
Avery Dennison Corp.	209	39,110
Baker Hughes Co.	645	26,458
Ball Corp.	284	15,657
Bank of America Corp.	10,917	479,802
Bank of New York Mellon Corp.	756	58,083
Baxter International, Inc.	631	18,400
Becton Dickinson & Co.	465	105,495
Bentley Systems, Inc. Class B	352	16,438
Berkshire Hathaway, Inc. Class B (b)	2,173	984,977
Best Buy Co., Inc.	863	74,045
Biogen, Inc. (b)	175	26,761
BioMarin Pharmaceutical, Inc. (b)	1,576	103,590
Bio-Rad Laboratories, Inc. Class A (b)	9	2,957
Bio-Techne Corp.	46	3,313
Blackrock, Inc.	344	352,638
Blackstone, Inc.	163	28,104
Block, Inc. (b)	242	20,568
Boeing Co. (b)	198	35,046

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Booz Allen Hamilton Holding Corp.	1,016	$130,759
Boston Scientific Corp. (b)	1,759	157,114
BP PLC	67,357	331,527
Bristol-Myers Squibb Co.	4,555	257,631
Broadcom, Inc.	760	176,198
Broadridge Financial Solutions, Inc.	275	62,175
Brown & Brown, Inc.	1,775	181,085
Brown-Forman Corp. Class B	375	14,242
Builders FirstSource, Inc. (b)	364	52,027
Bunge Global SA	522	40,591
Burlington Stores, Inc. (b)	29	8,267
BXP, Inc. REIT	130	9,667
Cadence Design Systems, Inc. (b)	615	184,783
Camden Property Trust REIT	64	7,427
Campbell's Co.	2,854	119,526
Capital One Financial Corp.	596	106,279
Cardinal Health, Inc.	1,444	170,782
Carlisle Cos., Inc.	107	39,466
Carlyle Group, Inc.	180	9,088
CarMax, Inc. (b)	271	22,157
Carnival Corp. (b)	335	8,348
Carrier Global Corp.	400	27,304
Carvana Co. (b)	20	4,067
Caterpillar, Inc.	1,343	487,187
Cboe Global Markets, Inc.	1,689	330,031
CBRE Group, Inc. Class A (b)	209	27,440
CDW Corp.	594	103,380
Celanese Corp.	300	20,763
Cencora, Inc.	2,405	540,355
Centene Corp. (b)	1,663	100,745
CenterPoint Energy, Inc.	618	19,609
CF Industries Holdings, Inc.	2,144	182,926
CH Robinson Worldwide, Inc.	649	67,055
Charles River Laboratories International, Inc. (b)	36	6,646
Charles Schwab Corp.	837	61,946
Charter Communications, Inc. Class A (b)	145	49,702
Cheniere Energy, Inc.	325	69,833
Chevron Corp.	3,036	439,734
Chipotle Mexican Grill, Inc. (b)	3,225	194,467
Chubb Ltd.	1,949	538,509
Church & Dwight Co., Inc.	3,132	327,952
Cigna Group	809	223,397
Cincinnati Financial Corp.	148	21,268
Cintas Corp.	943	172,286
Cisco Systems, Inc.	21,022	1,244,502
Citigroup, Inc.	5,118	360,256
Citizens Financial Group, Inc.	981	42,929
Cloudflare, Inc. Class A (b)	10	1,077
CME Group, Inc.	1,050	243,841
CMS Energy Corp.	1,025	68,316
CNH Industrial NV	2,139	23,910
Coca-Cola Co.	14,390	895,921
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	3,681	$283,069
Coinbase Global, Inc. Class A (b)	29	7,201
Colgate-Palmolive Co.	2,928	266,184
Comcast Corp. Class A	5,264	197,558
Conagra Brands, Inc.	2,208	61,272
ConocoPhillips	1,428	141,615
Consolidated Edison, Inc.	5,029	448,738
Constellation Brands, Inc. Class A	56	12,376
Constellation Energy Corp.	116	25,950
Cooper Cos., Inc. (b)	158	14,525
Copart, Inc. (b)	1,988	114,091
Corebridge Financial, Inc.	718	21,490
Corning, Inc.	501	23,808
Corpay, Inc. (b)	151	51,101
Corteva, Inc.	1,088	61,972
CoStar Group, Inc. (b)	92	6,586
Costco Wholesale Corp.	1,201	1,100,440
Coterra Energy, Inc.	1,268	32,385
CRH PLC	511	47,448
Crowdstrike Holdings, Inc. Class A (b)	10	3,422
Crown Castle, Inc. REIT	214	19,423
Crown Holdings, Inc.	146	12,073
CSL Ltd.	176	30,684
CSX Corp.	4,574	147,603
Cummins, Inc.	369	128,633
CVS Health Corp.	4,687	210,399
Danaher Corp.	323	74,145
Darden Restaurants, Inc.	311	58,061
Datadog, Inc. Class A (b)	10	1,429
Dayforce, Inc. (a) (b)	36	2,615
Deckers Outdoor Corp. (b)	445	90,375
Deere & Co.	235	99,569
Dell Technologies, Inc. Class C	177	20,397
Delta Air Lines, Inc.	149	9,014
Devon Energy Corp.	1,176	38,490
Dexcom, Inc. (b)	76	5,911
Diamondback Energy, Inc.	683	111,896
Dick's Sporting Goods, Inc.	184	42,107
Digital Realty Trust, Inc. REIT	144	25,536
Discover Financial Services	282	48,851
DocuSign, Inc. (b)	596	53,604
Dollar General Corp.	469	35,560
Dollar Tree, Inc. (b)	397	29,751
Dominion Energy, Inc.	1,466	78,959
Domino's Pizza, Inc.	196	82,273
DoorDash, Inc. Class A (b)	166	27,846
Dover Corp.	325	60,970
Dow, Inc.	1,539	61,760
DR Horton, Inc.	913	127,656
DraftKings, Inc. Class A (b)	36	1,339
DTE Energy Co.	226	27,289
Duke Energy Corp.	4,497	484,507
DuPont de Nemours, Inc.	388	29,585
Dynatrace, Inc. (b)	1,656	90,004

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	151	$13,789
Eaton Corp. PLC	108	35,842
eBay, Inc.	1,161	71,924
Ecolab, Inc.	77	18,043
Edison International	420	33,533
Edwards Lifesciences Corp. (b)	1,472	108,972
Electronic Arts, Inc.	1,712	250,466
Elevance Health, Inc.	824	303,974
Eli Lilly & Co.	2,141	1,652,852
EMCOR Group, Inc.	128	58,099
Emerson Electric Co.	298	36,931
Enphase Energy, Inc. (b)	68	4,670
Entegris, Inc.	46	4,557
Entergy Corp.	416	31,541
EOG Resources, Inc.	625	76,612
EPAM Systems, Inc. (b)	134	31,332
EQT Corp.	573	26,421
Equifax, Inc.	46	11,723
Equinix, Inc. REIT	18	16,972
Equitable Holdings, Inc.	262	12,359
Equity LifeStyle Properties, Inc. REIT	60	3,996
Equity Residential REIT	205	14,711
Erie Indemnity Co. Class A	251	103,470
Essential Utilities, Inc.	206	7,482
Essex Property Trust, Inc. REIT	29	8,278
Estee Lauder Cos., Inc. Class A	240	17,995
Everest Group Ltd.	76	27,547
Evergy, Inc.	254	15,634
Eversource Energy	361	20,732
Exact Sciences Corp. (b)	56	3,147
Exelon Corp.	1,281	48,217
Expand Energy Corp.	720	71,676
Expedia Group, Inc. (b)	54	10,062
Expeditors International of Washington, Inc.	440	48,739
Experian PLC	2,036	87,844
Extra Space Storage, Inc. REIT	109	16,306
Exxon Mobil Corp.	7,787	837,648
F5, Inc. (b)	940	236,382
FactSet Research Systems, Inc.	88	42,265
Fair Isaac Corp. (b)	74	147,329
Fastenal Co.	1,561	112,251
FedEx Corp.	305	85,806
Ferguson Enterprises, Inc.	569	98,761
Ferrovial SE	136	5,718
Fidelity National Financial, Inc.	260	14,596
Fidelity National Information Services, Inc.	270	21,808
Fifth Third Bancorp	937	39,616
First Citizens BancShares, Inc. Class A	71	150,024
First Solar, Inc. (b)	44	7,755
FirstEnergy Corp.	503	20,009
Fiserv, Inc. (b)	497	102,094
Ford Motor Co.	14,815	146,668
Security Description	Shares	Value
Fortinet, Inc. (b)	825	$77,946
Fortive Corp.	195	14,625
Fortune Brands Innovations, Inc.	103	7,038
Fox Corp. Class A	269	13,068
Fox Corp. Class B	1,688	77,209
Franklin Resources, Inc.	532	10,794
Freeport-McMoRan, Inc.	1,085	41,317
Gaming & Leisure Properties, Inc. REIT	84	4,045
Garmin Ltd.	370	76,316
Gartner, Inc. (b)	242	117,242
GE HealthCare Technologies, Inc.	306	23,923
GE Vernova, Inc.	60	19,736
Gen Digital, Inc.	3,795	103,907
General Dynamics Corp.	895	235,824
General Electric Co.	464	77,391
General Mills, Inc.	7,150	455,955
General Motors Co.	3,877	206,528
Genuine Parts Co.	428	49,973
GFL Environmental, Inc. (a)	28	1,248
Gilead Sciences, Inc.	3,441	317,845
Global Payments, Inc.	262	29,360
GoDaddy, Inc. Class A (b)	1,907	376,385
Goldman Sachs Group, Inc.	353	202,135
Graco, Inc.	426	35,908
GSK PLC	15,491	261,233
Haleon PLC	6,062	28,652
Halliburton Co.	979	26,619
Hartford Financial Services Group, Inc.	313	34,242
HCA Healthcare, Inc.	141	42,321
Healthpeak Properties, Inc. REIT	559	11,331
HEICO Corp.	7	1,664
HEICO Corp. Class A	20	3,722
Henry Schein, Inc. (b)	164	11,349
Hershey Co.	1,319	223,373
Hess Corp.	137	18,222
Hewlett Packard Enterprise Co.	2,123	45,326
HF Sinclair Corp.	649	22,747
Hilton Worldwide Holdings, Inc.	36	8,898
Holcim AG	565	54,464
Hologic, Inc. (b)	1,080	77,857
Home Depot, Inc.	454	176,601
Honeywell International, Inc.	1,607	363,005
Hormel Foods Corp.	4,445	139,440
Host Hotels & Resorts, Inc. REIT	516	9,040
Howmet Aerospace, Inc.	80	8,750
HP, Inc.	1,512	49,337
Hubbell, Inc.	126	52,780
Humana, Inc.	461	116,960
Huntington Bancshares, Inc.	2,177	35,420
Huntington Ingalls Industries, Inc.	58	10,960
Hyatt Hotels Corp. Class A	10	1,570
IDEX Corp.	30	6,279
IDEXX Laboratories, Inc. (b)	256	105,841
Illinois Tool Works, Inc.	719	182,310

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Illumina, Inc. (b)	21	$2,806
Incyte Corp. (b)	2,343	161,831
Ingersoll Rand, Inc.	148	13,388
Insulet Corp. (b)	10	2,611
Intel Corp.	7,832	157,032
Intercontinental Exchange, Inc.	240	35,762
International Business Machines Corp.	2,500	549,575
International Flavors & Fragrances, Inc.	189	15,980
International Paper Co.	425	22,873
Interpublic Group of Cos., Inc.	1,225	34,324
Intuit, Inc.	565	355,102
Intuitive Surgical, Inc. (b)	694	362,240
Invitation Homes, Inc. REIT	332	10,614
IQVIA Holdings, Inc. (b)	102	20,044
Iron Mountain, Inc. REIT	62	6,517
J.M. Smucker Co.	926	101,971
Jabil, Inc.	400	57,560
Jack Henry & Associates, Inc.	530	92,909
Jacobs Solutions, Inc.	78	10,422
James Hardie Industries PLC CDI (b)	1,062	32,923
JB Hunt Transport Services, Inc.	68	11,605
Johnson & Johnson	10,172	1,471,075
Johnson Controls International PLC	433	34,177
JPMorgan Chase & Co.	3,167	759,162
Juniper Networks, Inc.	4,750	177,887
Kellanova	3,832	310,277
Kenvue, Inc.	4,894	104,487
Keurig Dr. Pepper, Inc.	6,229	200,075
KeyCorp	1,569	26,893
Keysight Technologies, Inc. (b)	419	67,304
Kimberly-Clark Corp.	1,185	155,282
Kimco Realty Corp. REIT	364	8,529
Kinder Morgan, Inc.	1,527	41,840
KKR & Co., Inc.	164	24,257
KLA Corp.	352	221,802
Knight-Swift Transportation Holdings, Inc.	218	11,563
Kraft Heinz Co.	9,062	278,294
Kroger Co.	7,401	452,571
L3Harris Technologies, Inc.	123	25,864
Labcorp Holdings, Inc.	98	22,473
Lam Research Corp.	3,934	284,153
Lamb Weston Holdings, Inc.	82	5,480
Las Vegas Sands Corp.	137	7,036
Leidos Holdings, Inc.	76	10,949
Lennar Corp. Class A	742	101,187
Lennox International, Inc.	6	3,656
Liberty Media Corp.-Liberty Formula One Class C (b)	1,704	157,893
Linde PLC	292	122,252
Live Nation Entertainment, Inc. (b)	46	5,957
LKQ Corp.	387	14,222
Lockheed Martin Corp.	1,109	538,907
Security Description	Shares	Value
Loews Corp.	2,749	$232,813
Lowe's Cos., Inc.	350	86,380
LPL Financial Holdings, Inc.	186	60,731
Lululemon Athletica, Inc. (b)	338	129,255
LyondellBasell Industries NV Class A	569	42,260
M&T Bank Corp.	231	43,430
Manhattan Associates, Inc. (b)	198	53,508
Marathon Petroleum Corp.	1,693	236,173
Markel Group, Inc. (b)	95	163,992
MarketAxess Holdings, Inc.	92	20,796
Marriott International, Inc. Class A	56	15,621
Marsh & McLennan Cos., Inc.	3,256	691,607
Martin Marietta Materials, Inc.	20	10,330
Marvell Technology, Inc.	143	15,794
Masco Corp.	38	2,758
Mastercard, Inc. Class A	2,036	1,072,096
Match Group, Inc. (b)	190	6,215
McCormick & Co., Inc.	150	11,436
McDonald's Corp.	2,016	584,418
McKesson Corp.	1,286	732,904
Medtronic PLC	959	76,605
Merck & Co., Inc.	13,957	1,388,442
Meta Platforms, Inc. Class A	4,807	2,814,547
MetLife, Inc.	716	58,626
MGM Resorts International (b)	216	7,484
Microchip Technology, Inc.	338	19,384
Micron Technology, Inc.	654	55,041
Microsoft Corp.	8,538	3,598,767
MicroStrategy, Inc. Class A (a) (b)	10	2,896
Mid-America Apartment Communities, Inc. REIT	62	9,583
Moderna, Inc. (b)	1,121	46,611
Molina Healthcare, Inc. (b)	186	54,135
Molson Coors Beverage Co. Class B	272	15,591
Mondelez International, Inc. Class A	4,722	282,045
Monolithic Power Systems, Inc.	109	64,495
Monster Beverage Corp. (b)	1,902	99,969
Moody's Corp.	404	191,241
Morgan Stanley	1,018	127,983
Mosaic Co.	1,237	30,405
Motorola Solutions, Inc.	1,510	697,967
MSCI, Inc.	10	6,000
Nasdaq, Inc.	174	13,452
Nestle SA	8,920	737,026
NetApp, Inc.	547	63,496
Netflix, Inc. (b)	1,046	932,321
Neurocrine Biosciences, Inc. (b)	1,316	179,634
Newmont Corp.	1,401	52,145
News Corp. Class A	348	9,584
NextEra Energy, Inc.	1,116	80,006
NIKE, Inc. Class B	3,497	264,618
NiSource, Inc.	304	11,175
Nordson Corp.	28	5,859

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Norfolk Southern Corp.	132	$30,980
Northern Trust Corp.	198	20,295
Northrop Grumman Corp.	912	427,992
NRG Energy, Inc.	160	14,435
Nucor Corp.	485	56,604
Nutanix, Inc. Class A (b)	500	30,590
NVIDIA Corp.	17,707	2,377,873
NVR, Inc. (b)	10	81,789
Occidental Petroleum Corp.	1,194	58,996
Okta, Inc. (b)	46	3,625
Old Dominion Freight Line, Inc.	524	92,434
Omnicom Group, Inc.	570	49,043
ON Semiconductor Corp. (b)	321	20,239
ONEOK, Inc.	334	33,534
Oracle Corp.	1,158	192,969
O'Reilly Automotive, Inc. (b)	273	323,723
Otis Worldwide Corp.	162	15,003
Ovintiv, Inc.	716	28,998
Owens Corning	239	40,706
PACCAR, Inc.	1,417	147,396
Packaging Corp. of America	55	12,382
Palantir Technologies, Inc. Class A (b)	12	908
Palo Alto Networks, Inc. (b)	1,630	296,595
Parker-Hannifin Corp.	276	175,544
Paychex, Inc.	1,009	141,482
Paycom Software, Inc.	142	29,106
PayPal Holdings, Inc. (b)	2,366	201,938
Pentair PLC	379	38,143
PepsiCo, Inc.	7,022	1,067,765
Pfizer, Inc.	11,328	300,532
PG&E Corp.	9,324	188,158
Philip Morris International, Inc.	646	77,746
Phillips 66 Co.	1,431	163,034
Pinterest, Inc. Class A (b)	82	2,378
PNC Financial Services Group, Inc.	545	105,103
Pool Corp.	96	32,730
PPG Industries, Inc.	183	21,859
PPL Corp.	574	18,632
Principal Financial Group, Inc.	349	27,016
Procter & Gamble Co.	9,263	1,552,942
Progressive Corp.	2,180	522,350
Prologis, Inc. REIT	545	57,606
Prudential Financial, Inc.	574	68,036
PTC, Inc. (b)	584	107,380
Public Service Enterprise Group, Inc.	330	27,882
Public Storage REIT	365	109,296
PulteGroup, Inc.	683	74,379
Pure Storage, Inc. Class A (b)	36	2,211
Qiagen NV (b)	147	6,552
Qorvo, Inc. (b)	106	7,413
QUALCOMM, Inc.	3,098	475,915
Quanta Services, Inc.	46	14,538
Quest Diagnostics, Inc.	931	140,451
Security Description	Shares	Value
Raymond James Financial, Inc.	133	$20,659
Realty Income Corp. REIT	518	27,666
Regency Centers Corp. REIT	108	7,984
Regeneron Pharmaceuticals, Inc. (b)	595	423,836
Regions Financial Corp.	1,520	35,750
Reliance, Inc.	73	19,656
Republic Services, Inc.	3,118	627,279
ResMed, Inc.	351	80,270
Revvity, Inc.	104	11,607
Rivian Automotive, Inc. Class A (a) (b)	260	3,458
Robinhood Markets, Inc. Class A (b)	38	1,416
ROBLOX Corp. Class A (b)	20	1,157
Roche Holding AG	2,934	827,186
Roche Holding AG Bearer Shares	215	64,198
Rockwell Automation, Inc.	297	84,880
Roku, Inc. (b)	46	3,420
Rollins, Inc.	2,292	106,234
Roper Technologies, Inc.	1,251	650,332
Ross Stores, Inc.	171	25,867
Royal Caribbean Cruises Ltd.	29	6,690
Royalty Pharma PLC Class A	332	8,469
RPM International, Inc.	66	8,122
RTX Corp.	1,415	163,744
S&P Global, Inc.	100	49,803
Salesforce, Inc.	213	71,212
Samsara, Inc. Class A (b)	10	437
Sanofi SA	3,194	310,034
Schlumberger NV	1,170	44,858
Schneider Electric SE	252	62,862
Seagate Technology Holdings PLC	83	7,164
SEI Investments Co.	222	18,311
Sempra	506	44,386
ServiceNow, Inc. (b)	190	201,423
Shell PLC	14,109	437,512
Sherwin-Williams Co.	527	179,143
Simon Property Group, Inc. REIT	125	21,526
Skyworks Solutions, Inc.	196	17,381
Smurfit WestRock PLC (e)	471	25,368
Smurfit WestRock PLC (e)	75	4,054
Snap, Inc. Class A (b)	138	1,486
Snap-on, Inc.	136	46,169
Snowflake, Inc. Class A (b)	20	3,088
Solventum Corp. (b)	480	31,709
Southern Co.	7,291	600,195
Southwest Airlines Co.	166	5,581
Spotify Technology SA (b)	10	4,474
SS&C Technologies Holdings, Inc.	154	11,670
Stanley Black & Decker, Inc.	230	18,467
Starbucks Corp.	433	39,511
State Street Corp. (f)	438	42,990
Steel Dynamics, Inc.	244	27,833
Stellantis NV (a) (e)	4,536	59,389

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Stellantis NV (e)	9,305	$121,309
STERIS PLC	46	9,456
Stryker Corp.	98	35,285
Sun Communities, Inc. REIT	82	10,084
Super Micro Computer, Inc. (b)	1,565	47,701
Swiss Re AG	3,827	554,044
Synchrony Financial	593	38,545
Synopsys, Inc. (b)	339	164,537
Sysco Corp.	607	46,411
T. Rowe Price Group, Inc.	653	73,848
Take-Two Interactive Software, Inc. (b)	36	6,627
Targa Resources Corp.	712	127,092
Target Corp.	1,435	193,983
Teledyne Technologies, Inc. (b)	668	310,039
Teleflex, Inc.	36	6,407
Tenaris SA	698	13,061
Teradyne, Inc.	376	47,346
Tesla, Inc. (b)	427	172,440
Texas Instruments, Inc.	2,805	525,966
Texas Pacific Land Corp.	52	57,510
Textron, Inc.	188	14,380
Thermo Fisher Scientific, Inc.	190	98,844
TJX Cos., Inc.	4,122	497,979
T-Mobile U.S., Inc.	3,342	737,680
Toast, Inc. Class A (b)	36	1,312
Toro Co.	294	23,549
Tractor Supply Co.	1,450	76,937
Tradeweb Markets, Inc. Class A	36	4,713
Trane Technologies PLC	557	205,728
TransUnion	70	6,490
Travelers Cos., Inc.	1,456	350,736
Trimble, Inc. (b)	138	9,751
Truist Financial Corp.	2,576	111,747
Twilio, Inc. Class A (b)	66	7,133
Tyler Technologies, Inc. (b)	426	245,649
Tyson Foods, Inc. Class A	4,517	259,456
U.S. Bancorp	2,291	109,579
Uber Technologies, Inc. (b)	257	15,502
UDR, Inc. REIT	154	6,685
U-Haul Holding Co.	125	8,006
Ulta Beauty, Inc. (b)	151	65,674
Union Pacific Corp.	1,571	358,251
United Parcel Service, Inc. Class B	827	104,285
United Rentals, Inc.	32	22,542
United Therapeutics Corp. (b)	558	196,885
UnitedHealth Group, Inc.	3,437	1,738,641
Universal Health Services, Inc. Class B	87	15,610
Valero Energy Corp.	936	114,744
Veeva Systems, Inc. Class A (b)	309	64,967
Ventas, Inc. REIT	173	10,188
Veralto Corp.	668	68,036
VeriSign, Inc. (b)	1,237	256,009
Verizon Communications, Inc.	19,426	776,846
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (b)	1,120	$451,024
Vertiv Holdings Co. Class A	52	5,908
Viatris, Inc.	2,828	35,209
VICI Properties, Inc. REIT	892	26,055
Visa, Inc. Class A	5,982	1,890,551
Vistra Corp.	88	12,133
Vulcan Materials Co.	48	12,347
W.R. Berkley Corp.	3,243	189,780
Walgreens Boots Alliance, Inc.	8,482	79,137
Walmart, Inc.	10,270	927,894
Walt Disney Co.	1,263	140,635
Warner Bros Discovery, Inc. (b)	8,024	84,814
Waste Connections, Inc.	2,093	359,117
Waste Management, Inc.	2,464	497,211
Waters Corp. (b)	147	54,534
Watsco, Inc.	86	40,755
WEC Energy Group, Inc.	2,788	262,183
Wells Fargo & Co.	4,797	336,941
Welltower, Inc. REIT	1,189	149,850
West Pharmaceutical Services, Inc.	159	52,082
Western Digital Corp. (b)	243	14,490
Westinghouse Air Brake Technologies Corp.	82	15,546
Westlake Corp.	66	7,567
Weyerhaeuser Co. REIT	792	22,295
Williams Cos., Inc.	4,687	253,660
Williams-Sonoma, Inc.	438	81,109
Willis Towers Watson PLC	439	137,512
Workday, Inc. Class A (b)	230	59,347
WP Carey, Inc. REIT	194	10,569
WW Grainger, Inc.	139	146,513
Wynn Resorts Ltd.	36	3,102
Xcel Energy, Inc.	1,682	113,569
Xylem, Inc.	102	11,834
Yum! Brands, Inc.	1,873	251,282
Zebra Technologies Corp. Class A (b)	26	10,042
Zillow Group, Inc. Class C (b)	36	2,666
Zimmer Biomet Holdings, Inc.	166	17,535
Zoetis, Inc.	1,287	209,691
Zoom Communications, Inc. (b)	1,119	91,322
		97,876,862
ZAMBIA — 0.0% (c)
First Quantum Minerals Ltd. (b)	941	12,124
TOTAL COMMON STOCKS (Cost $117,934,786)		141,758,106

WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (g) (Cost $0)	61	—

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (h) (i)	63,786	$63,786
State Street Navigator Securities Lending Portfolio II (f) (j)	2,649,370	2,649,370
TOTAL SHORT-TERM INVESTMENTS (Cost $2,713,156)		2,713,156
TOTAL INVESTMENTS — 101.7% (Cost $120,647,942)		144,471,262
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(2,416,972)
NET ASSETS — 100.0%		$142,054,290
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$141,758,106	$—	$—	$141,758,106
Warrants	—	—	0(a)	0
Short-Term Investments	2,713,156	—	—	2,713,156
TOTAL INVESTMENTS	$144,471,262	$—	$0	$144,471,262
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	483	$42,731	$5,212	$9,880	$3,580	$1,347	438	$42,990	$367
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,362	280,362	2,980,511	3,197,087	—	—	63,786	63,786	3,258
State Street Navigator Securities Lending Portfolio II	3,398,759	3,398,759	4,464,985	5,214,374	—	—	2,649,370	2,649,370	2,797
Total		$3,721,852	$7,450,708	$8,421,341	$3,580	$1,347		$2,756,146	$6,422
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 1.1%
APA Group Stapled Security	479,996	$2,071,412
BELGIUM — 2.2%
Solvay SA (a)	130,612	4,214,350
CANADA — 21.1%
Atco Ltd. Class I (a)	68,274	2,258,710
Bank of Montreal (a)	12,724	1,234,623
Bank of Nova Scotia (a)	38,405	2,061,245
BCE, Inc.	71,665	1,660,324
Canadian Imperial Bank of Commerce	33,001	2,086,484
Canadian Natural Resources Ltd.	58,388	1,801,738
Canadian Tire Corp. Ltd. Class A (a)	18,190	1,912,593
Canadian Utilities Ltd. Class A (a)	95,047	2,303,148
Canadian Western Bank	52,492	2,144,281
Capital Power Corp. (a)	92,059	4,078,709
Emera, Inc.	61,816	2,309,396
Great-West Lifeco, Inc. (a)	39,586	1,312,102
Keyera Corp.	102,263	3,125,769
Manulife Financial Corp.	62,507	1,919,280
Northland Power, Inc. (a)	109,076	1,357,572
Pembina Pipeline Corp.	68,401	2,525,919
Power Corp. of Canada (a)	51,273	1,598,583
Sun Life Financial, Inc. (a)	23,970	1,422,500
TELUS Corp.	137,584	1,864,492
Toronto-Dominion Bank	20,899	1,112,085
		40,089,553
CHINA — 1.7%
Ping An Insurance Group Co. of China Ltd. Class H (a)	537,500	3,186,410
FINLAND — 1.8%
Elisa OYJ	42,742	1,850,041
Kone OYJ Class B	32,878	1,600,123
		3,450,164
FRANCE — 1.5%
Bouygues SA	54,546	1,612,007
Wendel SE	12,060	1,160,772
		2,772,779
GERMANY — 1.4%
Allianz SE	4,615	1,414,057
Deutsche Post AG	33,544	1,180,289
		2,594,346
HONG KONG — 7.6%
CK Infrastructure Holdings Ltd.	415,803	3,091,243
CLP Holdings Ltd.	246,500	2,072,162
Henderson Land Development Co. Ltd.	1,134,883	3,447,916
Power Assets Holdings Ltd.	436,053	3,042,511
Security Description	Shares	Value
Sino Land Co. Ltd.	2,701,264	$2,729,796
		14,383,628
ITALY — 2.9%
A2A SpA	982,329	2,181,898
Hera SpA	518,252	1,841,783
Terna - Rete Elettrica Nazionale	200,236	1,579,964
		5,603,645
JAPAN — 13.0%
Electric Power Development Co. Ltd.	93,800	1,535,083
ENEOS Holdings, Inc.	377,893	1,986,848
EXEO Group, Inc.	135,800	1,496,600
Japan Metropolitan Fund Invest REIT	2,536	1,455,505
Lixil Corp.	159,200	1,747,898
Mitsubishi Gas Chemical Co., Inc.	84,200	1,515,932
MS&AD Insurance Group Holdings, Inc.	85,562	1,877,725
Nomura Real Estate Holdings, Inc.	49,500	1,229,941
Open House Group Co. Ltd.	51,000	1,729,314
SBI Holdings, Inc.	51,410	1,302,587
Sekisui House Ltd.	63,500	1,528,105
Sumitomo Mitsui Trust Group, Inc.	55,208	1,296,945
Takeda Pharmaceutical Co. Ltd.	62,106	1,652,234
Takeuchi Manufacturing Co. Ltd. (a)	43,700	1,384,742
Toyo Tire Corp. (a)	94,100	1,464,250
Yamato Kogyo Co. Ltd.	29,800	1,407,707
		24,611,416
NORWAY — 0.8%
Orkla ASA	188,204	1,629,770
PORTUGAL — 0.6%
EDP SA	351,958	1,126,523
SAUDI ARABIA — 1.5%
Saudi Electricity Co.	288,115	1,295,881
Saudi Telecom Co.	140,691	1,497,748
		2,793,629
SOUTH KOREA — 3.0%
KT&G Corp.	44,417	3,231,369
LG Uplus Corp.	345,684	2,425,647
		5,657,016
SWEDEN — 0.5%
Husqvarna AB Class B	190,028	993,028
SWITZERLAND — 6.0%
Adecco Group AG	57,553	1,420,011
Baloise Holding AG	9,665	1,750,098
Helvetia Holding AG	9,604	1,583,269
Julius Baer Group Ltd.	27,475	1,778,409
Swiss Life Holding AG	2,015	1,555,525

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Swisscom AG	2,903	$1,616,070
Zurich Insurance Group AG	2,890	1,718,215
		11,421,597
TAIWAN — 1.5%
Vanguard International Semiconductor Corp.	943,761	2,875,802
UNITED KINGDOM — 3.6%
IG Group Holdings PLC	160,599	1,992,234
Legal & General Group PLC	654,410	1,883,402
Schroders PLC	250,506	1,015,242
Unilever PLC	33,069	1,883,582
		6,774,460
UNITED STATES — 27.2%
Altria Group, Inc.	94,898	4,962,216
Amcor PLC	215,671	2,029,464
Avista Corp.	59,855	2,192,489
BXP, Inc. REIT	31,712	2,358,104
Columbia Banking System, Inc.	56,590	1,528,496
First Interstate BancSystem, Inc. Class A	55,098	1,789,032
Getty Realty Corp. REIT	86,267	2,599,225
Highwoods Properties, Inc. REIT	149,496	4,571,588
Holcim AG	20,300	1,956,864
Janus Henderson Group PLC	46,834	1,991,850
KeyCorp	106,928	1,832,746
LTC Properties, Inc. REIT	87,829	3,034,492
LyondellBasell Industries NV Class A	22,238	1,651,616
Northwest Bancshares, Inc.	135,755	1,790,608
ONEOK, Inc.	30,882	3,100,553
Pfizer, Inc.	81,101	2,151,610
Philip Morris International, Inc.	23,626	2,843,389
Provident Financial Services, Inc.	80,004	1,509,675
Roche Holding AG	5,357	1,510,305
Security Description	Shares	Value
Sanofi SA	15,198	$1,475,236
Verizon Communications, Inc.	70,205	2,807,498
Western Union Co.	172,642	1,830,005
		51,517,061
TOTAL COMMON STOCKS (Cost $184,350,516)		187,766,589

SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	424,052	424,052
State Street Navigator Securities Lending Portfolio II (d) (e)	14,192,508	14,192,508
TOTAL SHORT-TERM INVESTMENTS (Cost $14,616,560)		14,616,560
TOTAL INVESTMENTS — 106.7% (Cost $198,967,076)		202,383,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(12,768,271)
NET ASSETS — 100.0%		$189,614,878
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	03/21/2025	$306,484	$296,787	$(9,697)
MSCI EAFE Index (long)	7	03/21/2025	820,865	793,625	(27,240)
S&P/TSX 60 Index (long)	2	03/20/2025	425,250	413,044	(12,206)
					$(49,143)
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$187,766,589	$—	$—	$187,766,589
Short-Term Investments	14,616,560	—	—	14,616,560
TOTAL INVESTMENTS	$202,383,149	$—	$—	$202,383,149
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(49,143)	$—	$—	$(49,143)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(49,143)	$—	$—	$(49,143)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	462,556	$462,556	$3,573,973	$3,612,477	$—	$—	424,052	$424,052	$5,876
State Street Navigator Securities Lending Portfolio II	11,992,820	11,992,820	42,494,573	40,294,885	—	—	14,192,508	14,192,508	14,884
Total		$12,455,376	$46,068,546	$43,907,362	$—	$—		$14,616,560	$20,760
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.7%
APA Group Stapled Security	881,206	$3,802,824
Coles Group Ltd. (a)	312,502	3,654,944
Medibank Pvt Ltd.	1,574,869	3,695,555
Steadfast Group Ltd.	580,738	2,085,472
Telstra Group Ltd.	1,803,629	4,478,036
Vicinity Ltd. REIT	3,077,088	4,000,877
		21,717,708
CANADA — 15.0%
Atco Ltd. Class I (a)	73,506	2,431,801
Canadian Utilities Ltd. Class A (a)	161,953	3,924,393
Emera, Inc. (a)	172,126	6,430,490
Enbridge, Inc.	192,931	8,184,342
Fortis, Inc.	103,506	4,298,716
Gibson Energy, Inc. (a)	192,195	3,271,404
Hydro One Ltd. (b)	95,963	2,953,888
Keyera Corp.	178,600	5,459,085
Parkland Corp. (a)	124,649	2,817,646
Pembina Pipeline Corp.	132,993	4,911,179
Quebecor, Inc. Class B (a)	198,243	4,341,993
Rogers Communications, Inc. Class B (a)	100,314	3,082,239
Sun Life Financial, Inc.	88,901	5,275,831
		57,383,007
FINLAND — 0.5%
Huhtamaki OYJ	50,726	1,795,365
FRANCE — 5.0%
Bouygues SA	169,748	5,016,592
Danone SA	55,061	3,712,860
Eiffage SA	45,083	3,955,022
Orange SA	667,529	6,655,127
		19,339,601
GERMANY — 3.8%
Allianz SE	17,811	5,457,370
Deutsche Telekom AG	118,509	3,545,267
Freenet AG	109,301	3,117,010
RWE AG	83,322	2,487,451
		14,607,098
HONG KONG — 2.3%
HKT Trust & HKT Ltd. Stapled Security	2,478,000	3,062,429
Power Assets Holdings Ltd.	851,500	5,941,246
		9,003,675
ITALY — 4.3%
Italgas SpA	1,066,111	5,972,413
Snam SpA	1,362,040	6,032,249
Terna - Rete Elettrica Nazionale	549,785	4,338,084
		16,342,746
Security Description	Shares	Value
JAPAN — 22.5%
Advance Residence Investment Corp. REIT	1,022	$1,901,456
Aeon Mall Co. Ltd.	198,900	2,575,474
Asahi Kasei Corp.	503,900	3,502,868
Bridgestone Corp. (a)	79,600	2,704,658
Brother Industries Ltd.	140,300	2,408,114
Canon, Inc. (a)	113,000	3,710,823
Daiwa House REIT Investment Corp.	2,009	2,963,134
Hulic Co. Ltd. (a)	379,300	3,306,446
Japan Real Estate Investment Corp. REIT	6,865	4,713,244
KDDI Corp.	106,900	3,429,561
KDX Realty Investment Corp. REIT	4,830	4,594,585
Kirin Holdings Co. Ltd. (a)	243,100	3,169,457
Kyocera Corp.	208,700	2,092,179
MEIJI Holdings Co. Ltd.	109,600	2,232,309
Nippon Prologis REIT, Inc.	2,410	3,418,103
Nippon Telegraph & Telephone Corp.	3,152,100	3,168,948
Nomura Real Estate Holdings, Inc.	123,200	3,061,186
Nomura Real Estate Master Fund, Inc. REIT	4,901	4,294,144
Obayashi Corp.	288,700	3,844,802
Orix JREIT, Inc.	2,600	2,714,813
Sekisui Chemical Co. Ltd.	219,100	3,785,038
Sekisui House Ltd.	134,800	3,243,915
Seven Bank Ltd.	1,881,900	3,732,427
Sundrug Co. Ltd.	99,300	2,542,525
Takeda Pharmaceutical Co. Ltd.	158,700	4,221,969
United Urban Investment Corp. REIT	2,340	2,096,411
USS Co. Ltd.	305,000	2,672,340
		86,100,929
MALAYSIA — 0.6%
MISC Bhd.	1,413,400	2,402,290
NETHERLANDS — 0.9%
Koninklijke KPN NV (a)	978,440	3,561,309
NEW ZEALAND — 0.4%
Spark New Zealand Ltd. (a)	952,294	1,573,892
NORWAY — 0.9%
Orkla ASA	398,549	3,451,271
PORTUGAL — 1.1%
EDP SA	1,334,769	4,272,236
RUSSIA — 0.0%
Inter RAO UES PJSC (c)	71,668,770	—
SINGAPORE — 2.5%
CapitaLand Ascendas REIT	2,822,800	5,317,839
Singapore Exchange Ltd.	473,900	4,425,661
		9,743,500

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 2.1%
KT&G Corp.	69,404	$5,049,192
LG Corp.	62,953	3,078,909
		8,128,101
SPAIN — 3.3%
Iberdrola SA	320,907	4,419,580
Mapfre SA	933,828	2,365,230
Redeia Corp. SA	332,695	5,684,344
		12,469,154
SWEDEN — 0.7%
Essity AB Class B	95,622	2,559,036
SWITZERLAND — 7.0%
Galenica AG (b)	26,141	2,144,644
Helvetia Holding AG	25,823	4,257,055
Novartis AG	30,296	2,965,247
PSP Swiss Property AG	24,231	3,446,484
Swiss Prime Site AG	38,744	4,223,897
Swisscom AG	6,932	3,858,973
Zurich Insurance Group AG	9,739	5,790,205
		26,686,505
TAIWAN — 6.0%
Cheng Shin Rubber Industry Co. Ltd.	2,725,000	4,076,965
Chunghwa Telecom Co. Ltd.	989,000	3,725,587
Far Eastern New Century Corp.	2,212,000	2,132,081
President Chain Store Corp.	367,000	2,944,104
Shanghai Commercial & Savings Bank Ltd.	2,437,000	2,943,623
Taiwan Mobile Co. Ltd.	1,029,000	3,562,400
Uni-President Enterprises Corp.	1,379,000	3,402,861
		22,787,621
THAILAND — 1.4%
Advanced Info Service PCL NVDR	626,800	5,276,187
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi National Oil Co. for Distribution PJSC	3,100,744	2,971,541
UNITED KINGDOM — 8.9%
IG Group Holdings PLC	274,924	3,410,438
M&G PLC	2,955,712	7,323,880
National Grid PLC	506,071	6,021,131
Reckitt Benckiser Group PLC	75,198	4,551,621
Severn Trent PLC	144,546	4,540,217
Unilever PLC	55,983	3,188,744
United Utilities Group PLC	368,881	4,857,789
		33,893,820
UNITED STATES — 3.5%
BP PLC	787,595	3,876,489
Security Description	Shares	Value
Nestle SA	29,437	$2,432,267
Sanofi SA	39,280	3,812,822
Shell PLC	100,178	3,106,462
		13,228,040
TOTAL COMMON STOCKS (Cost $394,917,474)		379,294,632

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	178,753	178,753
State Street Navigator Securities Lending Portfolio II (f) (g)	9,266,580	9,266,580
TOTAL SHORT-TERM INVESTMENTS (Cost $9,445,333)		9,445,333
TOTAL INVESTMENTS — 101.7% (Cost $404,362,807)		388,739,965
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(6,439,992)
NET ASSETS — 100.0%		$382,299,973
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$379,294,632	$—	$0(a)	$379,294,632
Short-Term Investments	9,445,333	—	—	9,445,333
TOTAL INVESTMENTS	$388,739,965	$—	$0	$388,739,965
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	234,621	$234,621	$6,734,155	$6,790,023	$—	$—	178,753	$178,753	$3,291
State Street Navigator Securities Lending Portfolio II	17,668,100	17,668,100	45,181,058	53,582,578	—	—	9,266,580	9,266,580	16,249
Total		$17,902,721	$51,915,213	$60,372,601	$—	$—		$9,445,333	$19,540
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.1%
BELGIUM — 0.0% (a)
Viohalco SA	16,416	$92,473
BRAZIL — 2.3%
Afya Ltd. Class A (b) (c)	13,953	221,574
Alpargatas SA Preference Shares (b)	147,988	152,351
Alupar Investimento SA	90,187	385,691
Anima Holding SA	2,710	693
Automob Participacoes SA (b)	223,768	12,315
Azzas 2154 SA	47,582	227,826
Banco ABC Brasil SA Preference Shares	24,296	75,942
Banco do Estado do Rio Grande do Sul SA Preference Shares	148,728	245,559
Banco Pan SA Preference Shares	158,431	162,589
Bemobi Mobile Tech SA	41,670	91,598
Boa Safra Sementes SA	54,890	92,404
Bradespar SA	42,610	108,700
Bradespar SA Preference Shares	143,896	386,185
BrasilAgro - Co. Brasileira de Propriedades Agricolas	32,246	115,458
C&A Modas SA (b)	75,911	98,915
Camil Alimentos SA	156,622	148,310
CI&T, Inc. Class A (b)	23,847	144,751
Cia Brasileira de Aluminio (b)	157,986	119,937
Cia Brasileira de Distribuicao (b)	86,179	35,572
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	141,232	187,232
Cia de Saneamento de Minas Gerais Copasa MG	128,074	431,623
Cia De Sanena Do Parana	178,711	803,901
Construtora Tenda SA	56,037	112,839
Cury Construtora e Incorporadora SA	82,971	234,495
CVC Brasil Operadora e Agencia de Viagens SA (b)	188,049	42,006
Cyrela Brazil Realty SA Empreendimentos e Participacoes	173,613	476,337
Desktop SA (d)	40,330	68,285
Dexco SA	310,142	299,205
Dimed SA Distribuidora da Medicamentos	95,455	135,970
Direcional Engenharia SA	74,228	319,604
EcoRodovias Infraestrutura e Logistica SA	12,682	8,704
Eletromidia SA	41,785	193,441
Even Construtora e Incorporadora SA	82,670	71,726
Fleury SA	119,760	233,982
Fras-Le SA	81,377	270,034
Grendene SA	211,129	166,775
Grupo SBF SA	66,212	114,893
Hidrovias do Brasil SA (b)	265,773	118,306
Security Description	Shares	Value
Iguatemi SA	140,507	$392,783
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	35,217	72,853
Iochpe Maxion SA	96,536	176,263
Irani Papel e Embalagem SA	78,761	86,948
IRB-Brasil Resseguros SA (b)	41,331	283,999
Jalles Machado SA	100,569	75,534
JHSF Participacoes SA	143,737	85,155
JSL SA	71,808	62,883
Kepler Weber SA	136,059	205,040
Lavvi Empreendimentos Imobiliarios SA	78,249	94,869
LOG Commercial Properties e Participacoes SA	61,467	179,192
Log-in Logistica Intermodal SA (b)	5,895	19,771
Lojas Quero-Quero SA	205,416	71,821
M Dias Branco SA	45,274	146,935
Magazine Luiza SA (b)	181,096	190,539
Mahle Metal Leve SA	36,876	163,911
Marcopolo SA Preference Shares	448,309	535,546
Mills Locacao Servicos e Logistica SA	85,140	118,107
Minerva SA (b)	97,513	80,342
Moura Dubeux Engenharia SA	44,068	77,039
Movida Participacoes SA	113,836	65,230
MRV Engenharia e Participacoes SA (b)	111,270	95,639
Nexa Resources SA (b)	27,872	245,274
Oceanpact Servicos Maritimos SA (b)	101,910	87,264
Odontoprev SA	176,630	310,497
Orizon Valorizacao de Residuos SA (b)	50,554	309,730
Petroreconcavo SA	96,683	253,686
Plano & Plano Desenvolvimento Imobiliario SA	54,200	80,451
Randon SA Implementos e Participacoes Preference Shares	99,903	160,094
Romi SA	42,291	57,777
Sao Martinho SA	62,978	237,116
Schulz SA Preference Shares	152,995	144,133
Serena Energia SA (b)	192,777	171,625
Simpar SA (b)	104,615	59,438
SLC Agricola SA	174,914	495,479
Taurus Armas SA Preference Shares	32,785	43,782
Tegma Gestao Logistica SA	51,557	238,930
Tres Tentos Agroindustrial SA	139,451	310,149
Tupy SA	47,274	182,887
Unipar Carbocloro SA Preference Shares	33,837	261,698

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares	298,542	$257,087
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,089	197,020
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	194,350	149,431
Vinci Partners Investments Ltd. Class A (c)	20,114	202,548
Vivara Participacoes SA	69,938	217,925
VTEX Class A (b)	38,301	225,593
Vulcabras SA	47,816	120,201
Wilson Sons SA	99,806	263,495
YDUQS Participacoes SA	29,384	40,667
		15,720,104
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust (c)	681,000	274,401
CAYMAN ISLANDS — 0.0% (a)
Amax Holding Co. Ltd.	16,000	102,244
Patria Investments Ltd. Class A (c)	19,783	230,076
		332,320
CHILE — 0.5%
Aguas Andinas SA Class A	482,983	145,450
CAP SA (b)	49,493	261,766
Empresa Nacional de Telecomunicaciones SA	90,673	269,213
Engie Energia Chile SA (b)	433,214	395,088
Grupo Security SA	705,516	187,282
Inversiones Aguas Metropolitanas SA	380,531	286,969
Inversiones La Construccion SA	21,882	167,518
Parque Arauco SA	474,977	758,846
Ripley Corp. SA (b)	1,031,294	281,953
Salfacorp SA	282,293	158,670
SMU SA	1,530,929	246,143
SONDA SA	330,280	121,804
Vina Concha y Toro SA	398,131	436,352
		3,717,054
CHINA — 25.0%
361 Degrees International Ltd.	749,000	408,829
3peak, Inc. Class A (b)	10,119	127,495
ABA Chemicals Corp. Class A	100,300	93,585
Abbisko Cayman Ltd. (b)	205,000	121,396
ADAMA Ltd. Class A (b)	198,100	180,250
Advanced Fiber Resources Zhuhai Ltd. Class A	16,100	106,580
Advanced Technology & Materials Co. Ltd. Class A	45,900	69,711
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	34,938	52,206
Security Description	Shares	Value
Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	64,200	$144,377
Agora, Inc. ADR (b) (c)	26,100	108,576
AIM Vaccine Co. Ltd. (b) (c)	60,000	47,426
AInnovation Technology Group Co. Ltd. (b) (d)	55,400	41,507
A-Living Smart City Services Co. Ltd. (c) (d)	580,500	212,981
Alpha Group Class A (b)	104,800	123,479
Amoy Diagnostics Co. Ltd. Class A	23,400	72,672
ANE Cayman, Inc. (b)	495,500	510,302
Angelalign Technology, Inc. (c) (d)	28,000	212,308
Anhui Anfu Battery Technology Co. Ltd. Class A	34,100	132,842
Anhui Construction Engineering Group Co. Ltd. Class A	98,900	64,393
Anhui Golden Seed Winery Co. Ltd. Class A (b)	81,600	147,828
Anhui Huaren Health Pharmaceutical Co. Ltd. Class A	77,600	116,588
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	233,400	172,312
Anhui Jinhe Industrial Co. Ltd. Class A	44,500	138,382
Anhui Tatfook Technology Co. Ltd. Class A (b)	35,900	57,360
Anhui Tongguan Copper Foil Group Co. Ltd. Class A	65,221	98,433
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	44,548	54,976
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	134,800	150,563
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	191,700	104,447
Anhui Xinhua Media Co. Ltd. Class A	155,800	155,768
Anhui Yingliu Electromechanical Co. Ltd. Class A	64,300	123,494
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	7,943	150,778
Anton Oilfield Services Group	588,000	45,417
Antong Holdings Co. Ltd. Class A (b)	421,900	162,634
Anyang Iron & Steel, Inc. Class A (b)	502,200	127,234
Aoshikang Technology Co. Ltd. Class A	14,300	46,962
Aotecar New Energy Technology Co. Ltd. Class A	115,300	47,901
ApicHope Pharmaceutical Group Co. Ltd.	25,150	58,443

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Appotronics Corp. Ltd. Class A	18,053	$36,369
Archermind Technology Nanjing Co. Ltd. Class A	13,060	86,100
Arcsoft Corp. Ltd. Class A	32,083	168,511
Arctech Solar Holding Co. Ltd. Class A	14,276	140,008
Ascentage Pharma Group International (b) (c) (d)	163,719	957,914
ASR Microelectronics Co. Ltd. Class A (b)	29,615	218,195
ATRenew, Inc. ADR (b)	75,247	216,711
Autel Intelligent Technology Corp. Ltd. Class A	34,525	184,158
Bafang Electric Suzhou Co. Ltd. Class A	7,312	23,724
Bairong, Inc. (b) (c) (d)	145,865	165,245
Bank of Zhengzhou Co. Ltd. Class H (b) (d)	948,000	125,701
Baoding Tianwei Baobian Electric Co. Ltd. Class A (b)	72,300	77,308
Baoji Titanium Industry Co. Ltd. Class A	32,500	125,945
Baota Industry Co. Ltd. Class A (b)	107,300	93,539
Baowu Magnesium Technology Co. Ltd. Class A	64,520	99,133
Baoxiniao Holding Co. Ltd. Class A	97,800	58,748
Baozun, Inc. ADR (b)	45,082	122,623
Bear Electric Appliance Co. Ltd. Class A	11,345	74,036
Beauty Farm Medical & Health Industry, Inc.	23,000	52,704
Beijing Aerospace Changfeng Co. Ltd. Class A (b)	84,500	148,248
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	35,000	61,786
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A (b)	67,108	116,181
Beijing Baination Pictures Co. Ltd. Class A (b)	82,300	56,388
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	112,600	87,730
Beijing Caishikou Department Store Co. Ltd. Class A	59,700	92,297
Beijing Capital International Airport Co. Ltd. Class H (b)	1,056,000	380,641
Beijing Changjiu Logistics Corp. Class A	6,500	6,587
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	189,500	208,334
Beijing CTJ Information Technology Co. Ltd. Class A	34,600	131,679
Security Description	Shares	Value
Beijing Cuiwei Tower Co. Ltd. Class A (b)	76,000	$83,334
Beijing eGOVA Co. Ltd. Class A	42,580	100,338
Beijing Electronic Zone High-tech Group Co. Ltd. Class A (b)	263,000	156,908
Beijing Gehua CATV Network Co. Ltd. Class A	146,300	148,661
Beijing GeoEnviron Engineering & Technology, Inc. Class A	185,700	132,543
Beijing Global Safety Technology Co. Ltd. Class A (b)	18,400	49,600
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	9,398	133,773
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,794,000	445,731
Beijing Jingyuntong Technology Co. Ltd. Class A	132,600	55,088
Beijing Join-Cheer Software Co. Ltd. Class A (b)	160,200	136,819
Beijing Leike Defense Technology Co. Ltd. Class A (b)	267,500	158,864
Beijing Orient National Communication Science & Technology Co. Ltd. Class A (b)	78,700	100,767
Beijing Philisense Technology Co. Ltd. Class A (b)	171,300	97,999
Beijing Relpow Technology Co. Ltd. Class A	1,300	1,983
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	62,400	158,263
Beijing Sifang Automation Co. Ltd. Class A	59,400	137,223
Beijing Sinohytec Co. Ltd. Class A (b)	38,914	127,743
Beijing Strong Biotechnologies, Inc. Class A	40,900	74,429
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	2,175	11,169
Beijing SuperMap Software Co. Ltd. Class A	30,100	69,618
Beijing Urban Construction Investment & Development Co. Ltd. Class A	194,900	135,393
Beijing Wandong Medical Technology Co. Ltd. Class A	54,300	111,684
Beijing Watertek Information Technology Co. Ltd. Class A (b)	227,100	102,391
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	107,100	151,281
Bengang Steel Plates Co. Ltd. Class A (b)	384,800	167,726
Bestlink Technologies Co. Ltd. Class A	62,538	148,050

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Bestore Co. Ltd. Class A	28,900	$55,938
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	110,700	70,568
Beyondsoft Corp. Class A	31,300	51,673
Binjiang Service Group Co. Ltd.	79,284	205,662
Bio-Thera Solutions Ltd. Class A (b)	29,292	77,325
Blue Moon Group Holdings Ltd. (c) (d)	461,000	183,974
Blue Sail Medical Co. Ltd. Class A (b)	225,200	157,362
Bluefocus Intelligent Communications Group Co. Ltd. Class A	158,100	199,846
BMC Medical Co. Ltd. Class A	7,440	63,845
BOE HC SemiTek Corp. (b)	225,700	254,552
Bomin Electronics Co. Ltd. Class A	83,700	95,996
Bona Film Group Co. Ltd. Class A (b)	87,400	72,977
Bozhon Precision Industry Technology Co. Ltd. Class A	38,761	138,592
Bright Real Estate Group Co. Ltd. Class A	443,000	224,472
BrightGene Bio-Medical Technology Co. Ltd. Class A	25,741	105,888
Broadex Technologies Co. Ltd. Class A	22,100	139,707
Bros Eastern Co. Ltd. Class A	147,200	109,074
C&D Property Management Group Co. Ltd.	144,293	44,395
C&S Paper Co. Ltd. Class A	151,400	140,439
C*Core Technology Co. Ltd. Class A (b)	26,535	100,118
Canaan, Inc. ADR (b) (c)	154,200	316,110
Canggang Railway Ltd. (c)	298,000	74,424
Canmax Technologies Co. Ltd. Class A	51,400	161,380
CanSino Biologics, Inc. Class H (b) (c) (d)	82,400	334,142
CARsgen Therapeutics Holdings Ltd. (b) (c) (d)	166,000	196,816
Castech, Inc. Class A	24,350	107,463
CATARC Automotive Proving Ground Co. Ltd. Class A	134,100	108,683
CCCG Real Estate Corp. Ltd. Class A (b)	52,500	61,500
CCS Supply Chain Management Co. Ltd. Class A	134,500	78,778
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	450,000	141,592
Central China Land Media Co. Ltd. Class A	57,700	89,283
Central China Management Co. Ltd. (b)	49,616	703
Security Description	Shares	Value
CETC Chips Technology, Inc. Class A (b)	75,100	$134,927
CETC Digital Technology Co. Ltd. Class A	47,000	153,007
CGN Mining Co. Ltd. (c)	2,175,004	456,395
CGN New Energy Holdings Co. Ltd. (c)	1,490,000	458,435
Chacha Food Co. Ltd. Class A	34,000	134,537
Changchun Faway Automobile Components Co. Ltd. Class A	118,200	142,487
Changchun UP Optotech Co. Ltd. Class A	19,300	99,162
Changjiang Publishing & Media Co. Ltd. Class A	81,100	105,718
Changjiu Holdings Ltd.	66,400	37,098
ChangYuan Technology Group Ltd. Class A (b)	187,900	124,900
Chaoju Eye Care Holdings Ltd.	263,000	96,493
Cheng De Lolo Co. Ltd. Class A	46,300	56,570
Chengdu B-Ray Media Co. Ltd. Class A	131,800	85,096
Chengdu CORPRO Technology Co. Ltd. Class A (b)	50,100	147,813
Chengdu Hi-tech Development Co. Ltd. Class A	19,800	167,996
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,100	104,530
Chengdu Kanghua Biological Products Co. Ltd. Class A	12,800	95,056
Chengdu RML Technology Co. Ltd. Class A	23,840	167,495
Chengdu XGimi Technology Co. Ltd. Class A	7,137	95,290
Chengdu Xuguang Electronics Co. Ltd. Class A	108,000	106,213
Chengzhi Co. Ltd. Class A	67,400	71,150
Chervon Holdings Ltd.	119,900	269,190
China Aluminum International Engineering Corp. Ltd. Class A (b)	269,000	161,587
China Animal Husbandry Industry Co. Ltd. Class A	29,300	26,780
China Bester Group Telecom Co. Ltd. Class A	42,700	133,599
China BlueChemical Ltd. Class H	1,656,000	458,345
China CAMC Engineering Co. Ltd. Class A	123,800	137,602
China Chunlai Education Group Co. Ltd.	247,000	139,272
China Conch Venture Holdings Ltd.	1,103,000	948,518
China CYTS Tours Holding Co. Ltd. Class A	58,300	80,523
China Datang Corp. Renewable Power Co. Ltd. Class H (c)	1,247,000	333,905

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
China Dongxiang Group Co. Ltd.	1,534,000	$69,117
China East Education Holdings Ltd. (c) (d)	725,500	254,973
China Education Group Holdings Ltd. (c)	530,000	232,661
China Express Airlines Co. Ltd. Class A (b)	37,200	39,321
China Foods Ltd.	564,000	181,515
China Forestry Holdings Co. Ltd. (b) (e)	1,642,000	—
China Fortune Land Development Co. Ltd. Class A (b)	365,600	133,960
China Harzone Industry Corp. Ltd. Class A (b)	43,800	48,146
China High Speed Railway Technology Co. Ltd. Class A (b)	332,500	131,342
China Jinmao Holdings Group Ltd. (c)	3,320,000	418,849
China Lesso Group Holdings Ltd.	1,108,000	494,952
China Lilang Ltd.	360,000	178,889
China Publishing & Media Co. Ltd. Class A	140,500	137,409
China Qinfa Group Ltd. (b)	730,000	109,012
China Railway Tielong Container Logistics Co. Ltd. Class A	169,900	137,234
China Reform Health Management & Services Group Co. Ltd. Class A (b)	73,000	109,179
China Resources Building Materials Technology Holdings Ltd.	1,244,000	254,631
China Resources Medical Holdings Co. Ltd. (c)	860,000	440,631
China Risun Group Ltd. (c)	1,296,000	460,477
China Sanjiang Fine Chemicals Co. Ltd. (b) (c)	171,097	37,004
China Science Publishing & Media Ltd. Class A	47,900	132,970
China Shineway Pharmaceutical Group Ltd.	290,138	360,434
China Southern Power Grid Technology Co. Ltd. Class A	31,505	137,710
China Sports Industry Group Co. Ltd. Class A	97,000	109,268
China Testing & Certification International Group Co. Ltd. Class A	52,322	52,097
China Tianying, Inc. Class A	208,400	138,243
China TransInfo Technology Co. Ltd. Class A	106,700	147,373
China Travel International Investment Hong Kong Ltd. (c)	1,822,000	234,554
Security Description	Shares	Value
China Tungsten & Hightech Materials Co. Ltd. Class A	101,200	$126,957
China Union Holdings Ltd. Class A (b)	282,200	156,831
China Wafer Level CSP Co. Ltd. Class A	39,800	153,150
China Water Affairs Group Ltd. (c)	439,357	289,023
China West Construction Group Co. Ltd. Class A	1,600	1,434
China XLX Fertiliser Ltd. (c)	645,118	340,500
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	51,500	53,875
Chinasoft International Ltd. (c)	1,946,004	1,300,185
Chipsea Technologies Shenzhen Corp. Ltd. Class A (b)	28,761	128,497
Chlitina Holding Ltd.	33,569	110,072
Chongqing Baiya Sanitary Products Co. Ltd. Class A	40,900	133,650
Chongqing Chuanyi Automation Co. Ltd. Class A	32,420	95,165
Chongqing Construction Engineering Group Corp. Ltd. Class A	377,000	154,569
Chongqing Department Store Co. Ltd. Class A	19,200	76,497
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	99,300	143,239
Chongqing Gas Group Corp. Ltd. Class A	160,100	132,590
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (b)	28,885	98,716
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (e)	248,300	27,809
Chongqing Road & Bridge Co. Ltd. Class A	121,100	92,209
Chongqing Zongshen Power Machinery Co. Ltd. Class A	35,900	121,761
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	2,620	2,309
Chow Tai Seng Jewellery Co. Ltd. Class A	78,900	156,156
Chuzhou Duoli Automotive Technology Co. Ltd. Class A	38,670	135,844
CIG Shanghai Co. Ltd. Class A	15,900	87,930
CIMC Enric Holdings Ltd. (c)	280,000	254,482
CIMC Vehicles Group Co. Ltd. Class A	95,300	117,478
Cinda Real Estate Co. Ltd. Class A (b)	194,900	110,438
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	10,834	85,179
CITIC Guoan Information Industry Co. Ltd. Class A (b)	360,300	151,158
CITIC Niya Wine Co. Ltd. Class A (b)	109,700	78,597

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Citic Offshore Helicopter Co. Ltd. Class A	34,100	$122,438
CITIC Resources Holdings Ltd.	1,060,000	48,443
CITIC Telecom International Holdings Ltd. (c)	1,335,287	400,520
CMST Development Co. Ltd. Class A	118,100	102,633
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	255,100	147,330
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	98,900	106,020
CoCreation Grass Co. Ltd. Class A	49,900	142,601
COFCO Joycome Foods Ltd. (b) (c)	1,930,236	345,397
Cofoe Medical Technology Co. Ltd. Class A	10,700	51,536
COL Group Co. Ltd. Class A (b)	41,400	138,329
Consun Pharmaceutical Group Ltd.	368,000	386,099
COSCO SHIPPING International Hong Kong Co. Ltd.	448,000	245,686
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	144,500	143,683
Cosonic Intelligent Technologies Co. Ltd. Class A	61,100	164,037
Country Garden Services Holdings Co. Ltd.	1,290,000	916,690
CPMC Holdings Ltd. (b) (c)	527,000	482,363
CPT Technology Group Co. Ltd. Class A (b)	230,200	141,416
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	48,586
Crystal Clear Electronic Material Co. Ltd. Class A	52,110	66,437
CSG Holding Co. Ltd. Class B	270,600	79,425
CSSC Hong Kong Shipping Co. Ltd. (c)	1,032,321	239,211
Cybrid Technologies, Inc. Class A	36,400	50,474
Daan Gene Co. Ltd. Class A	41,500	32,108
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	102,100	69,258
Dalipal Holdings Ltd. (c)	552,000	640,262
Daqo New Energy Corp. ADR (b) (c)	26,631	517,707
Datang Huayin Electric Power Co. Ltd. Class A (b)	279,300	118,317
Datang Telecom Technology Co. Ltd. Class A (b)	83,900	98,625
DeHua TB New Decoration Materials Co. Ltd. Class A	44,900	72,657
Deppon Logistics Co. Ltd. Class A	67,500	131,754
Dezhan Healthcare Co. Ltd. Class A (b)	200,100	85,311
Digital China Information Service Group Co. Ltd. Class A	135,400	206,563
Security Description	Shares	Value
Digiwin Co. Ltd.	45,000	$158,571
DingDong Cayman Ltd. ADR (b) (c)	101,778	333,832
Dongfang Electronics Co. Ltd. Class A	65,000	94,824
DongFeng Automobile Co. Ltd. Class A	156,100	156,706
Dongguan Aohai Technology Co. Ltd. Class A	17,400	97,174
Dongguan Development Holdings Co. Ltd. Class A	61,600	89,696
Dongguan Yutong Optical Technology Co. Ltd. Class A	41,800	108,692
Donghua Testing Technology Co. Ltd. Class A	7,600	36,015
Dongrui Food Group Co. Ltd. Class A (b)	30,300	65,293
Dongyue Group Ltd. (c)	728,000	760,994
Double Medical Technology, Inc. Class A	18,000	75,614
DouYu International Holdings Ltd. ADR (c)	15,468	173,396
DPC Dash Ltd. (b) (c)	28,300	284,168
DR Corp. Ltd. Class A	19,703	61,298
Dynagreen Environmental Protection Group Co. Ltd. Class H (c)	603,058	278,706
East Buy Holding Ltd. (b) (c) (d)	264,500	612,222
Eastcompeace Technology Co. Ltd. Class A	95,591	135,024
Eastern Communications Co. Ltd. Class A	53,200	81,088
Easy Click Worldwide Network Technology Co. Ltd. Class A	43,800	168,184
E-Commodities Holdings Ltd.	1,254,000	211,477
Edan Instruments, Inc. Class A	51,600	78,579
Edifier Technology Co. Ltd. Class A	79,700	179,126
EEKA Fashion Holdings Ltd. (c)	282,104	313,774
EHang Holdings Ltd. ADR (b) (c)	33,293	524,198
Electric Connector Technology Co. Ltd. Class A	24,400	198,417
EmbedWay Technologies Shanghai Corp. Class A	35,000	129,578
Emdoor Information Co. Ltd. Class A	19,100	134,895
Emei Shan Tourism Co. Ltd. Class A	65,900	118,757
Era Co. Ltd. Class A	69,500	41,654
Espressif Systems Shanghai Co. Ltd. Class A	6,636	197,051
Estun Automation Co. Ltd. Class A	67,600	170,347
EVA Precision Industrial Holdings Ltd.	739,189	62,805
Everest Medicines Ltd. (b) (c) (d)	148,000	922,148

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Evergrande Property Services Group Ltd. (b) (d)	2,965,500	$286,321
Fangda Special Steel Technology Co. Ltd. Class A	157,600	86,941
Far East Smarter Energy Co. Ltd. Class A	196,100	126,878
Farasis Energy Gan Zhou Co. Ltd. Class A (b)	90,629	143,199
FAWER Automotive Parts Co. Ltd. Class A	120,900	84,481
FESCO Group Co. Ltd. Class A	20,600	54,295
Fibocom Wireless, Inc. Class A	72,300	198,440
FIH Mobile Ltd. (b)	1,865,198	220,905
Financial Street Holdings Co. Ltd. Class A (b)	424,200	188,366
FinVolution Group ADR	112,085	761,057
First Tractor Co. Ltd. Class A	32,000	64,423
First Tractor Co. Ltd. Class H (c)	308,000	284,688
Focus Lightings Tech Co. Ltd. Class A	40,800	69,413
Focus Technology Co. Ltd. Class A	21,900	124,333
Focused Photonics Hangzhou, Inc. Class A (b)	39,800	82,565
Focuslight Technologies, Inc. Class A	732	6,351
Foshan Blue Rocket Electronics Co. Ltd. Class A	7,500	26,173
Foshan Nationstar Optoelectronics Co. Ltd. Class A	113,000	209,638
Foshan Yowant Technology Co. Ltd. Class A (b)	80,600	69,275
Fu Shou Yuan International Group Ltd. (c)	1,176,000	584,370
Fufeng Group Ltd. (c)	903,000	637,033
Fujian Apex Software Co. Ltd. Class A	16,600	84,792
Fujian Boss Software Development Co. Ltd. Class A	58,892	124,980
Fujian Foxit Software Development JSC Ltd. Class A	7,776	71,135
Fujian Longking Co. Ltd. Class A	79,100	136,296
Fujian Snowman Group Co. Ltd. Class A (b)	57,600	53,744
Fujian Star-net Communication Co. Ltd. Class A	29,800	77,083
Fujian Start Group Co. Ltd. Class A (b)	262,300	128,979
Fujian Tianma Science & Technology Group Co. Ltd. Class A	69,400	120,433
Fujian Yongfu Power Engineering Co. Ltd. Class A	42,100	138,030
Fulin Precision Co. Ltd. Class A (b)	105,100	220,178
Security Description	Shares	Value
Funshine Culture Group Co. Ltd. Class A	20,320	$77,029
Fushun Special Steel Co. Ltd. Class A	160,600	126,879
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	829,200	179,586
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	25,700	158,264
Gaotu Techedu, Inc. ADR (b) (c)	88,224	193,211
G-bits Network Technology Xiamen Co. Ltd. Class A	4,100	122,215
GemPharmatech Co. Ltd. Class A	49,529	86,692
Genertec Universal Medical Group Co. Ltd. (d)	987,636	630,626
Genimous Technology Co. Ltd. Class A (b)	89,960	103,666
GEPIC Energy Development Co. Ltd. Class A	74,900	61,520
Giantec Semiconductor Corp. Class A	12,295	98,005
GKHT Medical Technology Co. Ltd. Class A	81,800	120,335
Globe Jiangsu Co. Ltd. Class A (b)	42,900	77,426
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	496,000	143,667
GoodWe Technologies Co. Ltd. Class A	17,565	97,856
Grace Fabric Technology Co. Ltd. Class A (b)	106,000	120,561
Great Microwave Technology Co. Ltd. Class A	16,333	77,866
Greatoo Intelligent Equipment, Inc. Class A (b)	184,900	125,172
Greattown Holdings Ltd. Class A	247,300	122,614
Gree Real Estate Co. Ltd. Class A (b)	107,500	105,282
Greentown China Holdings Ltd. (c)	585,000	697,365
Greentown Management Holdings Co. Ltd. (c) (d)	718,904	305,407
Greentown Service Group Co. Ltd.	1,282,000	632,092
GRG Metrology & Test Group Co. Ltd. Class A	65,100	145,425
GRINM Semiconductor Materials Co. Ltd. Class A	84,361	129,848
Guangdong Advertising Group Co. Ltd. Class A	118,300	128,750
Guangdong Aofei Data Technology Co. Ltd. Class A	71,467	141,153
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	118,700	72,434

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Guangdong Chj Industry Co. Ltd. Class A	107,600	$85,154
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	64,600	57,283
Guangdong Deerma Technology Co. Ltd. Class A	91,900	125,429
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (b)	101,100	134,268
Guangdong Dongpeng Holdings Co. Ltd. Class A	70,600	63,565
Guangdong Ellington Electronics Technology Co. Ltd. Class A	99,801	134,038
Guangdong Golden Dragon Development, Inc. Class A (b)	40,700	83,823
Guangdong Guangzhou Daily Media Co. Ltd. Class A	120,800	92,309
Guangdong Hongtu Technology Holdings Co. Ltd. Class A	46,100	75,227
Guangdong Huate Gas Co. Ltd. Class A	11,903	74,452
Guangdong Marubi Biotechnology Co. Ltd. Class A	20,800	91,399
Guangdong Mingyang Electric Co. Ltd. Class A	26,600	159,133
Guangdong Shaoneng Group Co. Ltd. Class A (b)	229,800	127,084
Guangdong Shenling Environmental Systems Co. Ltd. Class A	20,200	106,042
Guangdong Shirongzhaoye Co. Ltd. Class A	118,600	99,836
Guangdong Shunkong Development Co. Ltd. Class A	61,200	109,037
Guangdong Sirio Pharma Co. Ltd. Class A	27,680	99,273
Guangdong Songyang Recycle Resources Co. Ltd. Class A (b)	28,100	76,972
Guangdong South New Media Co. Ltd. Class A	9,000	49,539
Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	36,949	75,443
Guangdong Tapai Group Co. Ltd. Class A	69,600	72,714
Guangdong TCL Smart Home Appliances Co. Ltd. (b)	74,400	132,960
Guangdong Vanward New Electric Co. Ltd. Class A	94,700	132,089
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	56,500	115,440
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	41,800	69,178
Security Description	Shares	Value
Guangxi Radio & Television Information Network Corp. Ltd. Class A (b)	204,700	$80,302
GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A (b)	49,400	126,906
Guangzhou Guangri Stock Co. Ltd. Class A	76,200	151,538
Guangzhou Haoyang Electronic Co. Ltd. Class A	9,850	59,236
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	31,200	116,997
Guangzhou Lingnan Group Holdings Co. Ltd. Class A (b)	62,000	81,749
Guangzhou Wondfo Biotech Co. Ltd. Class A	32,400	98,901
Guilin Layn Natural Ingredients Corp. Class A	76,500	77,839
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,100	88,589
Guiyang Longmaster Information & Technology Co. Ltd. Class A	67,000	133,425
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	90,300	105,164
Guizhou Chanhen Chemical Corp. Class A	44,400	148,776
Guizhou Panjiang Refined Coal Co. Ltd. Class A	173,900	120,568
Guizhou Qianyuan Power Co. Ltd. Class A	33,200	69,009
Guizhou Sanli Pharmaceutical Co. Ltd. Class A	60,600	107,308
Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	16,950	118,418
GuoChuang Software Co. Ltd. Class A (b)	50,800	158,320
Guoguang Electric Co. Ltd. Class A (b)	24,900	73,565
Guotai Epoint Software Co. Ltd. Class A	39,111	154,441
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	3,435,000	247,633
Haima Automobile Co. Ltd. Class A (b)	173,900	99,013
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	139,000	177,028
Hainan Haide Capital Management Co. Ltd. Class A	182,190	169,496
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	29,800	74,119
Hainan Haiyao Co. Ltd. Class A (b)	192,900	125,859
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	161,000	190,681
Hainan Mining Co. Ltd. Class A	121,800	117,627

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hainan Yedao Co. Ltd. Class A (b)	116,500	$121,237
Haining China Leather Market Co. Ltd. Class A	270,900	171,584
Haitong UniTrust International Leasing Co. Ltd. Class H (d)	1,550,000	177,589
Halo Microelectronics Co. Ltd. Class A (b)	15,481	23,364
Hand Enterprise Solutions Co. Ltd. Class A	94,100	158,938
Hangjin Technology Co. Ltd. Class A	56,000	145,692
Hangxiao Steel Structure Co. Ltd. Class A	221,200	77,434
Hangzhou Dptech Technologies Co. Ltd. Class A	45,150	107,624
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	25,700	69,628
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	22,600	71,388
Hangzhou Haoyue Personal Care Co. Ltd. Class A	10,900	59,329
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,418	121,322
Hangzhou Huaxing Chuangye Communication Technology Co. Ltd. Class A (b)	91,400	133,835
Hangzhou Lion Microelectronics Co. Ltd. Class A	40,000	134,959
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (b) (c) (d)	164,800	197,091
Hangzhou Shunwang Technology Co. Ltd. Class A	55,200	126,393
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	263,343	348,166
Hangzhou Sunrise Technology Co. Ltd. Class A	40,600	92,742
Hangzhou Weiguang Electronic Co. Ltd. Class A	36,400	121,275
Harbin Electric Co. Ltd. Class H	116,000	37,781
Harbin Fuerjia Technology Co. Ltd. Class A	28,622	147,330
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	312,800	106,092
Harbin Hatou Investment Co. Ltd. Class A (b)	128,500	128,649
HBIS Resources Co. Ltd. Class A	39,400	74,598
HBM Holdings Ltd. (b) (c) (d)	240,842	57,669
Health & Happiness H&H International Holdings Ltd. (c)	173,000	197,098
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (b)	46,200	125,797
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	14,612	19,047
Security Description	Shares	Value
Hefei Meiya Optoelectronic Technology, Inc. Class A	65,500	$132,222
Hefei Urban Construction Development Co. Ltd. Class A	33,200	32,153
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	66,400	104,916
Hello Group, Inc. ADR	103,035	794,400
Henan Liliang Diamond Co. Ltd. Class A	24,100	118,998
Henan Lingrui Pharmaceutical Co. Class A	36,900	111,381
Henan Mingtai Al Industrial Co. Ltd. Class A	70,100	114,868
Henan Shijia Photons Technology Co. Ltd. Class A (b)	68,517	152,965
Henan Yicheng New Energy Co. Ltd. Class A (b)	198,200	117,978
Henan Yuguang Gold & Lead Co. Ltd. Class A	65,600	57,366
Henan Yuneng Holdings Co. Ltd. Class A (b)	236,100	133,463
Henan Zhongfu Industry Co. Ltd. Class A (b)	320,600	123,585
Hengbao Co. Ltd. Class A	134,300	123,662
Hengdian Group Tospo Lighting Co. Ltd. Class A	58,800	94,269
Hengtong Logistics Co. Ltd. Class A	90,100	128,618
Hesai Group ADR (b) (c)	28,500	393,870
Hicon Network Technology Shandong Co. Ltd. Class A	36,700	124,325
Hiecise Precision Equipment Co. Ltd. Class A	22,700	97,955
Hitevision Co. Ltd. Class A	34,700	111,169
HitGen, Inc. Class A	44,796	75,174
HMT Xiamen New Technical Materials Co. Ltd. Class A	29,700	127,878
Hongbo Co. Ltd. Class A (b)	72,700	118,732
Hongli Zhihui Group Co. Ltd. Class A	122,300	124,774
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (b)	208,900	86,787
Hopson Development Holdings Ltd. (b) (c)	278,900	111,661
Horizon Construction Development Ltd. (c)	544,000	95,243
Huabao Flavours & Fragrances Co. Ltd. Class A	38,100	90,248
Huachangda Intelligent Equipment Group Co. Ltd. Class A (b)	241,500	192,437
Huada Automotive Technology Corp. Ltd. Class A	26,900	122,381

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Huafon Microfibre Shanghai Technology Co. Ltd. Class A (b)	190,600	$163,561
Hualan Biological Vaccine, Inc. Class A	47,600	113,529
Huangshan Tourism Development Co. Ltd. Class B	241,461	183,993
Huatu Cendes Co. Ltd. Class A (b)	10,100	100,154
Huayi Brothers Media Corp. Class A (b)	287,500	102,602
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	156,900	98,310
Hubei Century Network Technology Co. Ltd. Class A	24,900	38,122
HuBei NengTer Technology Co. Ltd. Class A (b)	330,100	117,805
Hubei Wanrun New Energy Technology Co. Ltd. Class A (b)	32,472	213,767
Hubei Yihua Chemical Industry Co. Ltd. Class A	79,000	135,801
Huitongda Network Co. Ltd. Class H (b) (c) (d)	52,700	128,901
HuiZhou Intelligence Technology Group Co. Ltd. Class A (b)	87,900	40,708
Hunan Corun New Energy Co. Ltd. Class A	176,600	99,347
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	47,780	116,822
Hunan New Wellful Co. Ltd. Class A (b)	89,800	75,837
Hunan Silver Co. Ltd. Class A (b)	227,900	105,235
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	108,900	104,873
Hunan Zhongke Electric Co. Ltd. Class A	76,600	155,986
HUYA, Inc. ADR	61,345	188,329
Hwa Create Co. Ltd. Class A (b)	25,100	71,421
Hybio Pharmaceutical Co. Ltd. Class A (b)	56,000	98,323
Hydsoft Technology Co. Ltd. Class A	47,600	165,788
Hygeia Healthcare Holdings Co. Ltd. (b) (c) (d)	212,400	389,913
Hymson Laser Technology Group Co. Ltd. Class A	18,525	86,802
Hytera Communications Corp. Ltd. Class A (b)	70,100	135,684
iDreamSky Technology Holdings Ltd. (b) (c) (d)	212,880	73,993
IKD Co. Ltd. Class A	64,400	142,984
Infore Environment Technology Group Co. Ltd. Class A	218,500	147,919
Infotmic Co. Ltd. Class A (b)	90,900	103,015
Security Description	Shares	Value
Inkeverse Group Ltd.	1,383,494	$407,856
Inmyshow Digital Technology Group Co. Ltd. Class A	144,800	102,562
Inner Mongolia Furui Medical Science Co. Ltd. Class A (b)	17,100	73,464
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	25,522
InnoCare Pharma Ltd. (b) (c) (d)	665,000	523,922
Insigma Technology Co. Ltd. Class A	62,400	61,027
InventisBio Co. Ltd. Class A (b)	105,342	190,840
iRay Technology Co. Ltd. Class A	9,592	124,866
IReader Technology Co. Ltd. Class A	31,400	86,867
Jack Technology Co. Ltd. Class A	31,200	129,449
Jadard Technology, Inc. Class A	44,483	145,116
Jade Bird Fire Co. Ltd. Class A	23,400	37,196
Jangho Group Co. Ltd. Class A	101,500	74,658
JC Finance & Tax Interconnect Holdings Ltd. Class A (b)	122,600	157,143
JF SmartInvest Holdings Ltd.	116,000	400,955
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	9,100	35,711
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	133,300	111,847
Jiangsu Azure Corp. Class A	102,700	149,542
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	25,300	99,766
Jiangsu Cai Qin Technology Co. Ltd. Class A	63,174	153,858
Jiangsu Cnano Technology Co. Ltd. Class A	25,533	134,977
Jiangsu Dagang Co. Ltd. Class A (b)	44,700	89,321
Jiangsu Etern Co. Ltd. Class A	212,000	143,230
Jiangsu Gian Technology Co. Ltd. Class A	10,700	58,546
Jiangsu Guomao Reducer Co. Ltd. Class A	52,400	83,652
Jiangsu Guotai International Group Co. Ltd. Class A	127,200	126,827
Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A (b)	18,200	132,159
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	58,000	63,044
Jiangsu High Hope International Group Corp. Class A (b)	244,600	85,959
Jiangsu Hongdou Industrial Co. Ltd. Class A	271,300	92,016
Jiangsu Hongtian Technology Co. Ltd. Class A	9,000	30,954
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	42,652

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Huaxicun Co. Ltd. Class A	76,200	$84,799
Jiangsu Jiangnan Water Co. Ltd. Class A	122,300	92,123
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	139,900	82,894
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	59,200	275,458
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	40,500	75,136
Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	36,503	133,701
Jiangsu Leili Motor Co. Ltd. Class A	26,200	136,398
Jiangsu Linyang Energy Co. Ltd. Class A	117,400	113,058
Jiangsu Lopal Tech Co. Ltd. Class A (b)	65,700	92,713
Jiangsu New Energy Development Co. Ltd. Class A	93,400	125,314
Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	90,100	120,150
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	45,600	97,268
Jiangsu Shagang Co. Ltd. Class A	105,200	89,703
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	94,500	68,737
Jiangsu ToLand Alloy Co. Ltd. Class A	26,900	80,317
Jiangsu Tongrun Equipment Technology Co. Ltd. Class A	62,900	106,240
Jiangsu Transimage Technology Co. Ltd. Class A	32,000	70,525
Jiangsu Yike Food Group Co. Ltd. Class A	78,800	132,559
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	151,060	89,918
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (e)	244,900	9,340
Jiangsu Zongyi Co. Ltd. Class A (b)	169,500	96,738
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	69,400	100,581
Jiangxi Guoke Military Industry Group Co. Ltd. Class A	18,130	123,772
Jiangxi Special Electric Motor Co. Ltd. Class A (b)	119,500	120,615
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	21,500	79,130
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	45,700	104,205
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	278,300	92,874
Security Description	Shares	Value
Jiangzhong Pharmaceutical Co. Ltd. Class A	34,300	$106,056
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,400	70,399
Jianshe Industry Group Yunnan Co. Ltd. Class A (b)	63,300	200,639
Jihua Group Corp. Ltd. Class A	368,400	142,513
Jilin Chemical Fibre Class A (b)	120,500	59,253
Jilin Electric Power Co. Ltd. Class A	226,200	162,067
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	535,600	116,728
Jilin Yatai Group Co. Ltd. Class A (b)	646,100	159,292
Jingjin Equipment, Inc. Class A	48,000	116,903
Jinhong Gas Co. Ltd. Class A	6,887	15,957
Jinhui Liquor Co. Ltd. Class A	20,800	55,531
Jinke Smart Services Group Co. Ltd. Class H (b)	223,700	216,272
Jinko Power Technology Co. Ltd. Class A	358,900	137,860
JinkoSolar Holding Co. Ltd. ADR (c)	31,346	780,515
Jinlei Technology Co. Ltd. Class A	30,100	81,672
Jinlongyu Group Co. Ltd. Class A	21,400	46,872
Jinxin Fertility Group Ltd. (d)	417,500	144,578
Jinyu Bio-Technology Co. Ltd. Class A	105,800	98,861
Jinzi Ham Co. Ltd. Class A	190,800	117,731
Jishi Media Co. Ltd. Class A (b)	448,100	114,138
Jiumaojiu International Holdings Ltd. (c) (d)	664,000	293,194
JL Mag Rare-Earth Co. Ltd. Class A	79,900	194,594
JNBY Design Ltd.	155,770	351,728
Joeone Co. Ltd. Class A	57,200	65,525
Joinn Laboratories China Co. Ltd. Class H (d)	121,200	145,884
Jointo Energy Investment Co. Ltd. Hebei Class A	102,900	79,332
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	50,800	152,369
JoulWatt Technology Co. Ltd. Class A (b)	49,958	208,297
Joyoung Co. Ltd. Class A	123,200	173,854
JS Corrugating Machinery Co. Ltd. Class A	46,200	78,348
JSTI Group Class A	40,400	55,855
Juewei Food Co. Ltd. Class A	69,500	155,633
Jushri Technologies, Inc. Class A (b)	33,823	96,887
Jutze Intelligent Technology Co. Ltd. Class A	54,700	136,126

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Jwipc Technology Co. Ltd. Class A	10,800	$53,827
Kaishan Group Co. Ltd. Class A	90,900	112,921
Kama Co. Ltd. Class B (b)	252,300	7,569
Keda Industrial Group Co. Ltd. Class A	118,200	125,582
KEDE Numerical Control Co. Ltd. Class A	10,009	92,939
Kehua Data Co. Ltd. Class A	41,100	161,903
Keli Sensing Technology Ningbo Co. Ltd. Class A	24,600	216,463
Keymed Biosciences, Inc. (b) (c) (d)	140,000	556,904
KHGEARS International Ltd.	25,000	209,321
Kidswant Children Products Co. Ltd. Class A	88,000	136,408
Kinetic Development Group Ltd. (c)	1,820,000	302,242
KingClean Electric Co. Ltd. Class A	39,800	122,791
Kingenta Ecological Engineering Group Co. Ltd. Class A (b)	590,900	157,756
Kingsemi Co. Ltd. Class A	12,541	142,860
Kingsoft Cloud Holdings Ltd. (b) (c)	1,631,895	1,252,080
Konfoong Materials International Co. Ltd. Class A	15,000	141,899
KPC Pharmaceuticals, Inc. Class A	36,600	79,018
KTK Group Co. Ltd. Class A	108,800	123,005
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,100	36,307
Kuangda Technology Group Co. Ltd. Class A	171,800	118,644
Kunming Yunnei Power Co. Ltd. Class A (b)	351,800	164,843
Kunshan Huguang Auto Harness Co. Ltd. Class A	29,200	129,782
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	14,900	54,981
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (b)	29,700	56,111
Laekna, Inc. (b)	120,500	145,352
Lakala Payment Co. Ltd. Class A	69,300	167,079
Lancy Co. Ltd. Class A	35,700	79,555
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	120,100	89,157
Laobaixing Pharmacy Chain JSC Class A	47,200	105,246
Lecron Industrial Development Group Co. Ltd. Class A (b)	91,000	71,521
Lee & Man Paper Manufacturing Ltd.	1,524,000	472,820
Legend Holdings Corp. Class H (b) (d)	162,100	166,108
Leo Group Co. Ltd. Class A	588,100	247,528
Security Description	Shares	Value
Lepu Biopharma Co. Ltd. Class H (b) (c) (d)	545,000	$183,819
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H (c)	45,000	100,915
LexinFintech Holdings Ltd. ADR	46,734	271,057
LianChuang Electronic Technology Co. Ltd. Class A (b)	98,500	126,119
Lianhe Chemical Technology Co. Ltd. Class A	111,500	83,684
Liaoning Chengda Biotechnology Co. Ltd. Class A	42,047	147,650
Liaoning Energy Industry Co. Ltd. Class A	309,300	144,928
Lifetech Scientific Corp. (b) (c)	508,000	90,902
Lihuayi Weiyuan Chemical Co. Ltd. Class A	62,000	128,957
Linewell Software Co. Ltd. Class A	64,500	92,250
Lingbao Gold Group Co. Ltd. Class H (c)	328,000	122,874
Lingyuan Iron & Steel Co. Ltd. Class A (b)	558,500	136,173
Linktel Technologies Co. Ltd. Class A	5,900	60,828
Liuzhou Iron & Steel Co. Ltd. Class A (b)	327,900	123,272
Loncin Motor Co. Ltd. Class A	205,300	254,475
Lonking Holdings Ltd.	1,110,000	215,771
Lontium Semiconductor Corp. Class A	16,848	179,094
Lucky Harvest Co. Ltd. Class A	16,700	77,864
Luenmei Quantum Co. Ltd. Class A	167,700	130,889
Lufax Holding Ltd. ADR	249,038	595,201
Luolai Lifestyle Technology Co. Ltd. Class A	46,400	49,298
Luoniushan Co. Ltd. Class A	175,800	159,481
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	219,100	114,004
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	2,700	7,028
Lushang Freda Pharmaceutical Co. Ltd. Class A	17,700	18,227
Luster LightTech Co. Ltd. Class A	46,330	138,331
Luye Pharma Group Ltd. (b) (c) (d)	1,715,221	479,152
Maanshan Iron & Steel Co. Ltd. Class H (b)	944,000	178,642
Mabwell Shanghai Bioscience Co. Ltd. Class A (b)	31,903	87,781
Maccura Biotechnology Co. Ltd. Class A	30,300	54,479
Macrolink Culturaltainment Development Co. Ltd. Class A (b)	539,000	160,786

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Malion New Materials Co. Ltd. Class A	71,500	$79,277
Maoyan Entertainment (b) (c) (d)	263,996	271,542
Maoye Commercial Co. Ltd. Class A	132,200	78,692
Marssenger Kitchenware Co. Ltd. Class A	35,800	66,807
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,200	57,615
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (b)	45,200	70,495
Medlive Technology Co. Ltd. (c) (d)	214,000	273,287
MeiG Smart Technology Co. Ltd. Class A	36,100	147,321
Meitu, Inc. (c) (d)	2,014,098	770,071
Merit Interactive Co. Ltd. Class A (b)	24,400	48,557
Mesnac Co. Ltd. Class A	120,900	136,026
Microport Scientific Corp. (b) (c)	542,500	446,266
Micro-Tech Nanjing Co. Ltd. Class A	12,322	113,443
Migao Group Holdings Ltd.	102,000	87,320
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,070	84,177
Minami Acoustics Ltd. Class A	25,000	179,289
Mingyue Optical Lens Co. Ltd. Class A	11,900	69,505
Minmetals Development Co. Ltd. Class A (b)	103,700	100,571
Minth Group Ltd. (b)	386,000	751,333
Mloptic Corp. Class A	5,980	164,050
MLS Co. Ltd. Class A	104,200	123,765
Moon Environment Technology Co. Ltd. Class A	34,800	58,115
Motorcomm Electronic Technology Co. Ltd. Class A (b)	12,870	173,552
Mubang High-Tech Co. Ltd. Class A (b)	35,600	111,579
NanJi E-Commerce Co. Ltd. Class A	154,900	92,837
Nanjing Cosmos Chemical Co. Ltd. Class A	23,400	81,660
Nanjing Gaoke Co. Ltd. Class A	36,700	38,842
Nanjing Hanrui Cobalt Co. Ltd. Class A	34,500	158,696
Nanjing Les Information Technology Co. Ltd. Class A	6,037	71,615
Nanjing Pharmaceutical Co. Ltd. Class A	199,900	135,055
Nanjing Vazyme Biotech Co. Ltd. Class A	25,960	78,394
Nanjing Xinjiekou Department Store Co. Ltd. Class A	158,600	147,766
Security Description	Shares	Value
Nantong Jianghai Capacitor Co. Ltd. Class A	63,400	$151,818
Nantong Jiangshan Agrochemical & Chemical LLC Class A	18,195	35,813
Nanya New Material Technology Co. Ltd. Class A	28,624	82,891
Naruida Technology Co. Ltd. Class A	16,151	123,946
NBTM New Materials Group Co. Ltd. Class A	51,000	112,330
Neusoft Corp. Class A	130,600	191,591
New Guomai Digital Culture Co. Ltd. Class A	55,300	89,938
New Hope Dairy Co. Ltd. Class A	42,200	83,406
New Horizon Health Ltd. (b) (c) (d) (e)	171,500	156,091
New Journey Health Technology Group Co. Ltd. Class A (b)	247,700	89,073
New Trend International Logis-Tech Co. Ltd. Class A	51,485	80,087
Newborn Town, Inc. (b)	479,315	229,540
Newland Digital Technology Co. Ltd. Class A	64,800	176,089
Ningbo Boway Alloy Material Co. Ltd. Class A	57,100	157,887
Ningbo Cixing Co. Ltd. Class A	143,100	160,613
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	34,800	102,577
Ningbo Energy Group Co. Ltd. Class A	246,200	138,166
Ningbo Fujia Industrial Co. Ltd. Class A	52,400	101,138
Ningbo Huaxiang Electronic Co. Ltd. Class A	103,700	178,260
Ningbo Jintian Copper Group Co. Ltd. Class A	181,800	146,104
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	39,109
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	39,212	168,513
Ningbo Xusheng Group Co. Ltd. Class A	92,600	165,864
Ningbo Yongxin Optics Co. Ltd. Class A	9,800	125,238
Ningbo Yunsheng Co. Ltd. Class A	140,800	141,155
Ningbo Zhenyu Technology Co. Ltd. Class A	16,300	154,619
Ningxia Western Venture Industrial Co. Ltd. Class A (b)	172,900	122,230
Norinco International Cooperation Ltd. Class A	96,700	128,819
North China Pharmaceutical Co. Ltd. Class A	176,500	124,294

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
North Electro-Optic Co. Ltd. Class A	100,300	$140,992
Northeast Pharmaceutical Group Co. Ltd. Class A	186,400	133,805
Northeast Securities Co. Ltd. Class A	147,700	159,741
Northking Information Technology Co. Ltd. Class A	59,771	115,854
Novogene Co. Ltd. Class A	2,436	4,148
Novoray Corp. Class A	16,272	142,739
Nuode New Materials Co. Ltd. Class A (b)	103,000	56,119
NYOCOR Co. Ltd. Class A	154,500	113,642
Offcn Education Technology Co. Ltd. Class A (b)	409,800	189,787
Olympic Circuit Technology Co. Ltd. Class A	25,270	101,197
Opple Lighting Co. Ltd. Class A	78,300	175,446
ORG Technology Co. Ltd. Class A	109,700	84,724
OSL Group Ltd. (b) (c)	152,000	156,541
Ourpalm Co. Ltd. Class A (b)	184,000	137,846
Ovctek China, Inc. Class A	62,800	162,100
PCI Technology Group Co. Ltd. Class A	130,700	83,318
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b)	593,600	29,108
Pengxin International Mining Co. Ltd. Class A (b)	252,600	113,199
PharmaBlock Sciences Nanjing, Inc. Class A	18,000	82,381
Ping An Healthcare & Technology Co. Ltd. (c) (d)	343,800	274,404
PNC Process Systems Co. Ltd. Class A	33,600	114,921
POCO Holding Co. Ltd. Class A	14,304	105,037
Polaris Bay Group Co. Ltd. Class A (b)	140,600	141,720
Poly Property Group Co. Ltd. (c)	1,220,000	241,866
Poly Property Services Co. Ltd. Class H (c)	71,800	280,990
Primarius Technologies Co. Ltd. Class A (b)	13,783	35,502
Pulike Biological Engineering, Inc. Class A	39,600	68,827
Puya Semiconductor Shanghai Co. Ltd. Class A	7,800	107,584
Puyang Huicheng Electronic Material Co. Ltd. Class A	32,500	65,606
Pylon Technologies Co. Ltd. Class A	21,907	119,509
Q Technology Group Co. Ltd. (b) (c)	376,137	313,772
Qiming Information Technology Co. Ltd. Class A	24,400	63,181
Security Description	Shares	Value
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A (b)	70,600	$86,261
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	30,100	99,261
Qingdao Citymedia Co. Ltd. Class A	65,300	61,996
Qingdao East Steel Tower Stock Co. Ltd. Class A	51,600	49,411
Qingdao Gon Technology Co. Ltd. Class A	16,000	50,279
Qingdao Haier Biomedical Co. Ltd. Class A	23,613	113,216
Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	9,700	128,955
Qingdao NovelBeam Technology Co. Ltd. Class A	934	4,791
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,306	129,150
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	36,021
QuantumCTek Co. Ltd. Class A (b)	5,662	230,105
Qudian, Inc. ADR (b) (c)	114,409	322,633
Quechen Silicon Chemical Co. Ltd. Class A	57,500	131,972
Queclink Wireless Solutions Co. Ltd. Class A	71,900	151,410
Quectel Wireless Solutions Co. Ltd. Class A	20,300	189,244
R&G PharmaStudies Co. Ltd. Class A	9,400	64,007
Radiance Holdings Group Co. Ltd. (b) (c)	266,000	99,990
Rainbow Digital Commercial Co. Ltd. Class A	237,900	189,892
Red Star Macalline Group Corp. Ltd. Class A (b)	429,800	187,926
Remegen Co. Ltd. Class H (b) (c) (d)	132,000	244,698
Renhe Pharmacy Co. Ltd. Class A	59,800	46,918
Richinfo Technology Co. Ltd. Class A	35,200	104,524
Rigol Technologies Co. Ltd. Class A	16,896	89,756
Risen Energy Co. Ltd. Class A	79,200	129,240
Rising Nonferrous Metals Share Co. Ltd. Class A (b)	28,000	106,066
Riyue Heavy Industry Co. Ltd. Class A	76,100	124,907
RoboTechnik Intelligent Technology Co. Ltd. Class A	9,320	286,043
Rongan Property Co. Ltd. Class A	258,200	78,429

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
RongFa Nuclear Equipment Co. Ltd. Class A (b)	133,700	$83,591
Ronglian Group Ltd. Class A (b)	123,000	119,792
Roshow Technology Co. Ltd. Class A (b)	182,600	190,273
Runjian Co. Ltd. Class A	8,900	40,757
Sai Micro Electronics, Inc. Class A	52,800	123,558
Sanbo Hospital Management Group Ltd. Class A	12,930	76,226
SanFeng Intelligent Equipment Group Co. Ltd. Class A (b)	172,500	211,234
Sanhe Tongfei Refrigeration Co. Ltd. Class A	14,500	81,571
Sanjiang Shopping Club Co. Ltd. Class A	49,200	72,914
Sanquan Food Co. Ltd. Class A	86,400	141,225
Sansteel Minguang Co. Ltd. Fujian Class A (b)	339,600	153,575
Sansure Biotech, Inc. Class A	46,163	142,737
Sany Heavy Equipment International Holdings Co. Ltd. (c)	627,000	364,030
Scholar Education Group (b)	204,000	133,935
Seazen Group Ltd. (b) (c)	2,216,000	519,200
Semitronix Corp. Class A	5,300	37,591
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	33,304	102,160
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	67,891	81,564
Shandong Chenming Paper Holdings Ltd. Class B (b)	55,300	7,404
Shandong Chenming Paper Holdings Ltd. Class H (b)	228,000	36,689
Shandong Denghai Seeds Co. Ltd. Class A	79,900	118,520
Shandong Dongyue Silicone Material Co. Ltd. Class A (b)	106,600	112,677
Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	89,200	72,293
Shandong Humon Smelting Co. Ltd. Class A	45,200	62,183
Shandong Intco Recycling Resources Co. Ltd. Class A	25,567	105,556
Shandong Iron & Steel Co. Ltd. Class A (b)	725,700	143,331
Shandong Jinjing Science & Technology Co. Ltd. Class A	125,400	95,995
Shandong Kaisheng New Materials Co. Ltd. Class A	40,300	81,352
Shandong Longda Meishi Co. Ltd. Class A (b)	94,600	102,054
Shandong Sanyuan Biotechnology Co. Ltd. Class A	33,800	120,670
Security Description	Shares	Value
Shandong Sinobioway Biomedicine Co. Ltd. Class A (b)	59,500	$86,233
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	21,000	139,361
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	39,610	84,761
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	270,000	201,945
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	60,800	79,587
Shandong Yulong Gold Co. Ltd. Class A	64,100	100,059
Shanghai Acrel Co. Ltd. Class A	9,000	25,192
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	149,700	162,720
Shanghai Anlogic Infotech Co. Ltd. Class A (b)	39,243	158,116
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	2,925	16,009
Shanghai AtHub Co. Ltd. Class A	88,460	272,917
Shanghai Awinic Technology Co. Ltd. Class A	18,045	171,614
Shanghai Bailian Group Co. Ltd. Class A	120,800	179,847
Shanghai Baolong Automotive Corp. Class A	19,900	102,326
Shanghai Baosteel Packaging Co. Ltd. Class A	140,000	94,395
Shanghai Beite Technology Co. Ltd. Class A	41,000	218,250
Shanghai Bolex Foods Technology Co. Ltd. Class A	40,200	83,340
Shanghai Chicmax Cosmetic Co. Ltd. (c)	52,000	233,292
Shanghai Chinafortune Co. Ltd. Class A	76,200	171,052
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	213,100	129,139
Shanghai Conant Optical Co. Ltd. Class H (c)	113,000	362,219
Shanghai Daimay Automotive Interior Co. Ltd. Class A	87,160	106,731
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	214,500	130,018
Shanghai Electric Wind Power Group Co. Ltd. Class A (b)	260,998	319,959
Shanghai Feilo Acoustics Co. Ltd. Class A (b)	261,600	147,521
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	42,437	53,874
Shanghai Film Co. Ltd. Class A	28,400	95,550

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Foreign Service Holding Group Co. Ltd. Class A	214,300	$147,994
Shanghai Fullhan Microelectronics Co. Ltd. Class A	16,800	133,869
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	24,100	75,076
Shanghai Gentech Co. Ltd. Class A	21,340	103,335
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	42,100	106,203
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,758	80,520
Shanghai Haohai Biological Technology Co. Ltd. Class H (c) (d)	40,800	139,975
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	23,271	113,161
Shanghai Henlius Biotech, Inc. Class H (b) (d)	62,400	190,382
Shanghai Hile Bio-Technology Co. Ltd. Class A	125,400	118,030
Shanghai Huayi Group Co. Ltd. Class A	258,900	246,857
Shanghai Industrial Development Co. Ltd. Class A	192,200	94,248
Shanghai Industrial Holdings Ltd. (c)	460,062	701,232
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	80,500	121,712
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	79,700	66,470
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	27,919
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	132,600	148,910
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,342	94,895
Shanghai MicroPort MedBot Group Co. Ltd. (b) (c)	205,500	251,586
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	54,100	131,906
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	140,700	97,167
Shanghai Pret Composites Co. Ltd. Class A	87,500	113,584
Shanghai Pudong Construction Co. Ltd. Class A	99,625	85,085
Shanghai QiFan Cable Co. Ltd. Class A	62,700	131,524
Security Description	Shares	Value
Shanghai Runda Medical Technology Co. Ltd. Class A	30,700	$66,615
Shanghai Sanyou Medical Co. Ltd. Class A	28,105	81,120
Shanghai Shibei Hi-Tech Co. Ltd. Class A (b)	230,300	149,319
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	15,300	77,881
Shanghai SMI Holding Co. Ltd. Class A	225,300	136,564
Shanghai STEP Electric Corp. Class A (b)	124,000	148,297
Shanghai Stonehill Technology Co. Ltd. Class A	365,900	197,865
Shanghai Taisheng Wind Power Equipment Co. Ltd. Class A	92,400	88,731
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	39,500	46,379
Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	18,057	143,935
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	105,300	170,827
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	81,000	62,613
Shanghai Yaoji Technology Co. Ltd. Class A	25,900	94,054
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	18,446	100,302
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	81,900	73,740
Shannon Semiconductor Technology Co. Ltd. Class A	29,400	114,092
Shantou Wanshun New Material Group Co. Ltd. Class A (b)	120,200	78,916
Shantui Construction Machinery Co. Ltd. Class A	55,600	73,462
Shanying International Holding Co. Ltd. Class A	277,600	74,112
Sharetronic Data Technology Co. Ltd. Class A	6,100	88,814
Shengda Resources Co. Ltd. Class A	34,700	56,671
Shenghe Resources Holding Co. Ltd. Class A	109,400	153,188
Shenyang Fortune Precision Equipment Co. Ltd. Class A	25,854	181,610
Shenzhen Agricultural Power Group Co. Ltd. Class A	238,200	227,444
Shenzhen Aisidi Co. Ltd. Class A	50,600	112,138
Shenzhen Baoming Technology Co. Ltd. Class A (b)	12,100	103,175
Shenzhen Cereals Holdings Co. Ltd. Class A	88,765	79,437

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Changhong Technology Co. Ltd. Class A	31,900	$73,868
Shenzhen China Micro Semicon Co. Ltd. Class A	41,072	167,275
Shenzhen Chipscreen Biosciences Co. Ltd. Class A (b)	41,002	103,769
Shenzhen Clou Electronics Co. Ltd. Class A (b)	147,800	87,575
Shenzhen Desay Battery Technology Co. Class A	15,500	49,636
Shenzhen Dynanonic Co. Ltd. Class A (b)	33,200	166,780
Shenzhen Edadoc Technology Co. Ltd. Class A	15,900	94,016
Shenzhen Everwin Precision Technology Co. Ltd. Class A (b)	92,600	204,839
Shenzhen Farben Information Technology Co. Ltd. Class A	42,100	127,765
Shenzhen Feima International Supply Chain Co. Ltd. Class A (b)	528,400	191,452
Shenzhen Fenda Technology Co. Ltd. Class A (b)	159,000	135,144
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,200	59,060
Shenzhen Forms Syntron Information Co. Ltd. (b)	52,200	115,897
Shenzhen FRD Science & Technology Co. Ltd. Class A	32,200	84,299
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	72,500	87,298
Shenzhen Gongjin Electronics Co. Ltd. Class A	118,600	143,777
Shenzhen H&T Intelligent Control Co. Ltd. Class A	88,600	218,558
Shenzhen Han's CNC Technology Co. Ltd. Class A (b)	28,400	139,959
Shenzhen Hello Tech Energy Co. Ltd. Class A	11,500	120,161
Shenzhen Hemei Group Co. Ltd. Class A (b)	128,400	57,541
Shenzhen Heungkong Holding Co. Ltd. Class A	395,100	103,329
Shenzhen Honor Electronic Co. Ltd. Class A	11,200	162,901
Shenzhen Hopewind Electric Co. Ltd. Class A	36,800	100,051
Shenzhen Huaqiang Industry Co. Ltd. Class A	85,600	261,178
Shenzhen Infogem Technologies Co. Ltd. Class A (b)	41,300	215,177
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	109,200	122,862
Shenzhen Jinjia Group Co. Ltd. Class A	119,900	68,594
Security Description	Shares	Value
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	56,800	$133,383
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	20,900	51,243
Shenzhen Kstar Science & Technology Co. Ltd. Class A	48,800	149,760
Shenzhen Lifotronic Technology Co. Ltd. Class A	37,727	76,518
Shenzhen Lions King Hi-Tech Co. Ltd.	52,300	125,523
Shenzhen Mason Technologies Co. Ltd. Class A (b)	78,600	129,867
Shenzhen Megmeet Electrical Co. Ltd. Class A	33,900	283,797
Shenzhen Microgate Technology Co. Ltd. Class A	51,400	87,376
Shenzhen Minglida Precision Technology Co. Ltd. Class A	1,200	2,710
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	473,995	164,638
Shenzhen Qingyi Photomask Ltd. Class A	30,299	94,510
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	19,080	117,419
Shenzhen SEG Co. Ltd. Class A	105,200	115,066
Shenzhen Senior Technology Material Co. Ltd. Class A	112,300	148,683
Shenzhen Sinexcel Electric Co. Ltd. Class A	23,200	85,197
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A (b)	60,500	124,107
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,500	61,166
Shenzhen Techwinsemi Technology Co. Ltd. Class A	9,640	114,501
Shenzhen Textile Holdings Co. Ltd. Class A	87,835	127,179
Shenzhen Topband Co. Ltd. Class A	106,000	196,508
Shenzhen Topraysolar Co. Ltd. Class A	255,400	138,110
Shenzhen Topway Video Communication Co. Ltd. Class A	56,400	61,689
Shenzhen United Winners Laser Co. Ltd. Class A	14,521	31,330
Shenzhen Urban Transport Planning Center Co. Ltd. Class A	20,500	133,223
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,500	86,458
Shenzhen YHLO Biotech Co. Ltd. Class A	37,881	81,526

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Yinghe Technology Co. Ltd. Class A	55,500	$144,694
Shenzhen Yitoa Intelligent Control Co. Ltd. Class A (b)	144,300	159,405
Shenzhen Ysstech Info-tech Co. Ltd. Class A	51,500	193,331
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	11,280	113,561
Shenzhen Zhenye Group Co. Ltd. Class A (b)	175,900	175,385
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	15,600	74,372
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	84,100	230,712
Shimao Group Holdings Ltd. (b)	620,500	82,276
Shinva Medical Instrument Co. Ltd. Class A	42,480	96,342
Shoucheng Holdings Ltd. (c)	2,126,895	295,708
Shougang Fushan Resources Group Ltd.	2,616,374	845,409
Shuangliang Eco-Energy Systems Co. Ltd. Class A	222,600	166,764
Shunfa Hengneng Corp. Class A	181,700	72,764
Sichuan Anning Iron & Titanium Co. Ltd. Class A	23,000	89,036
Sichuan Baicha Baidao Industrial Co. Ltd. (b) (c)	114,200	166,126
Sichuan EM Technology Co. Ltd. Class A	76,200	78,260
Sichuan Expressway Co. Ltd. Class A	171,310	122,039
Sichuan Expressway Co. Ltd. Class H (c)	348,000	158,142
Sichuan Furong Technology Co. Ltd. Class A	22,902	37,871
Sichuan Gold Co. Ltd. Class A	37,700	107,223
Sichuan Haite High-tech Co. Ltd. Class A	31,700	43,827
Sichuan Hongda Co. Ltd. Class A (b)	143,900	149,359
Sichuan Huafeng Technology Co. Ltd. Class A	35,751	163,087
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	7,200	16,888
Sichuan Jiuzhou Electric Co. Ltd. Class A	42,900	83,620
Sichuan Lutianhua Co. Ltd. Class A (b)	60,600	36,154
Sichuan Teway Food Group Co. Ltd. Class A	97,200	176,619
Sihuan Pharmaceutical Holdings Group Ltd.	3,672,000	311,990
Simcere Pharmaceutical Group Ltd. (c) (d)	400,000	365,605
Sineng Electric Co. Ltd. Class A	27,400	163,844
Sino Biological, Inc. Class A	10,700	90,144
Security Description	Shares	Value
Sino GeoPhysical Co. Ltd. Class A (b)	11,700	$20,399
Sinocare, Inc. Class A	38,500	135,352
Sinofert Holdings Ltd. (c)	2,108,000	331,073
Sinofibers Technology Co. Ltd. Class A	39,300	151,440
Sinomach Automobile Co. Ltd. Class A	109,400	92,837
Sinopec Kantons Holdings Ltd.	826,000	521,038
Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	6,898	48,784
Sino-Platinum Metals Co. Ltd. Class A	33,240	62,165
Sinoseal Holding Co. Ltd. Class A	15,000	77,028
Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd. (b)	85,000	158,665
Sipai Health Technology Co. Ltd. (b) (c)	328,800	230,686
Skyworth Digital Co. Ltd. Class A	79,400	172,178
Snowsky Salt Industry Group Co. Ltd. Class A	130,500	99,366
Sohu.com Ltd. ADR (b)	19,561	257,814
Sokan New Materials Group Co. Ltd. Class A	5,385	28,834
Sonoscape Medical Corp. Class A	29,900	119,698
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A	132,000	116,330
Star Plus Legend Holdings Ltd. Class H (b)	129,500	82,022
Streamax Technology Co. Ltd. Class A	23,800	154,409
Sumavision Technologies Co. Ltd. Class A	60,900	44,878
Sumec Corp. Ltd. Class A	100,900	127,817
Sun Art Retail Group Ltd.	674,000	215,182
Sunac China Holdings Ltd. (b) (c)	4,120,000	1,230,492
Sunac Services Holdings Ltd. (c) (d)	1,377,000	294,263
Sunflower Pharmaceutical Group Co. Ltd. Class A	34,600	96,568
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	32,919	96,046
Sunstone Development Co. Ltd. Class A (b)	47,500	87,411
Sunward Intelligent Equipment Co. Ltd. Class A	100,925	103,104
Suzhou Anjie Technology Co. Ltd. Class A	52,100	112,979
Suzhou Good-Ark Electronics Co. Ltd. Class A	45,600	63,790

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Suzhou HYC Technology Co. Ltd. Class A	27,226	$100,501
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	209,400	177,126
Suzhou Novosense Microelectronics Co. Ltd. Class A (b)	8,477	150,453
Suzhou Recodeal Interconnect System Co. Ltd. Class A	19,653	134,143
Suzhou Secote Precision Electronic Co. Ltd. Class A (b)	13,100	123,407
Suzhou SLAC Precision Equipment Co. Ltd. Class A	77,200	112,937
Suzhou Sonavox Electronics Co. Ltd. Class A	15,581	73,899
Suzhou Sushi Testing Group Co. Ltd. Class A	45,900	73,525
Suzhou TZTEK Technology Co. Ltd. Class A	20,485	120,820
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	387,100	141,310
SVG Optronics Co. Ltd. Class A (b)	11,200	32,998
SY Holdings Group Ltd. (c)	331,639	305,257
SYoung Group Co. Ltd. Class A	36,200	65,186
Talkweb Information System Co. Ltd. Class A (b)	66,200	165,105
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	176,600	129,897
Tatwah Smartech Co. Ltd. Class A (b)	222,900	143,914
TCL Electronics Holdings Ltd.	725,988	593,467
TDG Holdings Co. Ltd. Class A	112,900	109,186
Telling Telecommunication Holding Co. Ltd. Class A	58,100	104,305
Three Squirrels, Inc. Class A	23,800	119,527
Tiangong International Co. Ltd. (c)	1,096,000	265,254
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	124,170	100,973
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	265,300	136,959
Tianli International Holdings Ltd. (c)	880,667	431,947
Tianneng Power International Ltd. (c)	612,000	649,191
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	146,900	107,451
Tibet Mineral Development Co. Ltd. Class A	45,100	132,078
Tibet Rhodiola Pharmaceutical Holding Co. Class A	13,320	67,022
Tibet Tianlu Co. Ltd. Class A (b)	142,400	125,302
Tibet Urban Development & Investment Co. Ltd. Class A	76,000	111,596
Security Description	Shares	Value
Time Publishing & Media Co. Ltd. Class A	59,480	$69,757
TKD Science & Technology Co. Ltd. Class A	22,100	45,094
Tofflon Science & Technology Group Co. Ltd. Class A	83,000	150,138
Tong Ren Tang Technologies Co. Ltd. Class H (c)	651,000	434,953
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (b)	38,300	81,906
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	111,400	110,619
Tongqinglou Catering Co. Ltd. Class A	22,400	74,784
Tongyu Communication, Inc. Class A	30,030	60,866
Top Energy Co. Ltd. Class A	203,500	156,059
Toread Holdings Group Co. Ltd. Class A	105,700	100,927
Toyou Feiji Electronics Co. Ltd. Class A (b)	61,000	130,949
TPV Technology Co. Ltd. Class A (b)	240,900	91,221
Transwarp Technology Shanghai Co. Ltd. Class A (b)	20,216	127,026
Triangle Tyre Co. Ltd. Class A	62,600	128,500
Triumph New Energy Co. Ltd. Class A (b)	38,000	49,121
Triumph New Energy Co. Ltd. Class H (b) (c)	154,000	75,930
Triumph Science & Technology Co. Ltd. Class A	82,400	128,064
Tuhu Car, Inc. (b) (c) (d)	255,000	590,889
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b)	517,000	26,056
Tuya, Inc. ADR	185,331	331,742
Up Fintech Holding Ltd. ADR (b)	79,438	513,169
UTour Group Co. Ltd. Class A (b)	98,900	99,553
VanJee Technology Co. Ltd. Class A (b)	24,900	116,504
Vantone Neo Development Group Co. Ltd. Class A (b)	130,800	132,733
Vats Liquor Chain Store Management JSC Ltd. Class A	37,000	89,911
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	72,200	189,806
Visionox Technology, Inc. Class A (b)	93,000	130,224
Visual China Group Co. Ltd. Class A	42,600	120,811
Vnet Group, Inc. ADR (b)	64,400	305,256
Wangneng Environment Co. Ltd. Class A	25,200	53,204

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wanguo Gold Group Ltd.	126,000	$185,887
Warom Technology, Inc. Co. Class A	30,300	83,741
Weaver Network Technology Co. Ltd. Class A	28,100	187,550
Wedge Industrial Co. Ltd. Class A	59,900	105,008
Weimob, Inc. (b) (c) (d)	735,000	309,406
Wellhope Foods Co. Ltd. Class A (b)	187,300	219,918
Wencan Group Co. Ltd. Class A	1,000	3,223
Wenzhou Yihua Connector Co. Ltd. Class A	10,500	59,140
West China Cement Ltd. (c)	2,026,761	412,243
Western Metal Materials Co. Ltd. Class A	51,300	123,682
Western Region Gold Co. Ltd. Class A (b)	32,600	50,844
Winall Hi-Tech Seed Co. Ltd. Class A	48,100	77,311
Wonders Information Co. Ltd. Class A (b)	147,100	159,092
Wondershare Technology Group Co. Ltd. Class A	11,546	99,316
Wuhan Dr. Laser Technology Corp. Ltd. Class A	18,100	156,752
Wuhan P&S Information Technology Co. Ltd. Class A (b)	114,400	145,386
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	55,600	145,106
Wushang Group Co. Ltd. Class A	120,200	171,258
Wutong Holding Group Co. Ltd. Class A (b)	212,200	140,185
Wuxi Autowell Technology Co. Ltd. Class A	21,815	128,694
Wuxi Boton Technology Co. Ltd. Class A	28,900	72,117
Wuxi Chipown Micro-Electronics Ltd. Class A	23,316	136,469
Wuxi ETEK Microelectronics Co. Ltd. Class A	11,660	65,800
Wuxi NCE Power Co. Ltd. Class A	31,320	144,665
Wuxi Rural Commercial Bank Co. Ltd. Class A	178,600	143,775
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	13,166	163,196
Wuxi Taiji Industry Ltd. Co. Class A	147,900	139,409
XD, Inc. (b) (c)	212,800	688,975
XGD, Inc. Class A	29,800	87,920
Xiamen Changelight Co. Ltd. Class A (b)	73,100	103,155
Xiamen Hongxin Electronics Technology Group, Inc. Class A (b)	35,800	110,499
Security Description	Shares	Value
Xiamen Intretech, Inc. Class A	65,600	$139,930
Xiamen King Long Motor Group Co. Ltd. Class A	59,100	113,185
Xiamen Kingdomway Group Co. Class A	35,100	72,194
Xiamen Xiangyu Co. Ltd. Class A	181,500	160,449
Xi'an Bright Laser Technologies Co. Ltd. Class A	19,552	105,011
Xi'an Catering Co. Ltd. Class A (b)	115,000	156,017
Xian International Medical Investment Co. Ltd. Class A (b)	192,100	138,158
Xi'an Manareco New Materials Co. Ltd. Class A	24,836	105,853
Xi'an Novastar Tech Co. Ltd. Class A	4,680	110,665
Xi'An Shaangu Power Co. Ltd. Class A	109,300	129,525
Xi'an Tian He Defense Technology Co. Ltd. Class A (b)	69,000	103,291
Xiangtan Electric Manufacturing Co. Ltd. Class A (b)	88,200	135,637
Xiangtan Electrochemical Scientific Co. Ltd. Class A	69,500	95,425
Xilinmen Furniture Co. Ltd. Class A	30,000	68,487
Xingtong Shipping Co. Ltd. Class A	35,200	76,619
Xinhuanet Co. Ltd. Class A	41,900	127,501
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (b)	199,000	83,216
Xinjiang Lixin Energy Co. Ltd. Class A	96,316	104,430
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	95,100	112,568
Xinte Energy Co. Ltd. Class H (b) (c)	168,000	161,989
Xinxiang Chemical Fiber Co. Ltd. Class A	158,800	86,738
Xinxiang Richful Lube Additive Co. Ltd. Class A	14,770	95,744
Xinyi Energy Holdings Ltd. (c)	40,085	4,077
Xinyu Iron & Steel Co. Ltd. Class A	243,700	110,871
Xinzhi Group Co. Ltd. Class A	79,600	152,445
Xizang Zhufeng Resources Co. Ltd. Class A (b)	91,100	132,403
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	60,500	91,556
Xtep International Holdings Ltd.	744,000	540,189
XXF Group Holdings Ltd. (b)	375,000	220,135
Yango Group Co. Ltd. Class A (b) (e)	292,400	—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (c) (d)	120,000	$188,776
Yantai Changyu Pioneer Wine Co. Ltd. Class A	48,300	152,568
Yantai China Pet Foods Co. Ltd. Class A	20,400	99,200
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	105,200	175,106
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	133,400	223,681
Yapp Automotive Parts Co. Ltd. Class A	60,900	124,264
Yatsen Holding Ltd. ADR (b) (c)	37,943	151,013
Yechiu Metal Recycling China Ltd. Class A	287,400	96,302
YGSOFT, Inc. Class A	108,491	85,120
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (c) (d)	285,400	351,241
Yihai International Holding Ltd. (c)	292,000	566,863
Yinbang Clad Material Co. Ltd. Class A	84,200	127,536
Yixin Group Ltd. (c) (d)	1,866,500	213,851
Yizumi Holdings Co. Ltd. Class A	41,380	113,067
Yongjin Technology Group Co. Ltd.	36,900	91,930
Yotrio Group Co. Ltd. Class A	166,980	73,693
Youcare Pharmaceutical Group Co. Ltd. Class A	40,502	79,498
Youngy Co. Ltd. Class A	27,400	119,057
Youzu Interactive Co. Ltd. Class A	47,600	60,622
Yuexiu Transport Infrastructure Ltd. (c)	999,013	495,137
Yueyang Forest & Paper Co. Ltd. Class A (b)	67,000	46,361
Yuneng Technology Co. Ltd. Class A	16,969	112,795
Yunnan Energy Investment Co. Ltd. Class A	77,200	119,877
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	25,700	66,162
Yunnan Nantian Electronics Information Co. Ltd. Class A	38,200	87,051
Yunnan Tourism Co. Ltd. Class A (b)	106,800	78,411
Yusys Technologies Co. Ltd. Class A	66,300	176,282
Zai Lab Ltd. (b) (c)	512,900	1,379,979
ZBOM Home Collection Co. Ltd. Class A	39,440	68,818
Zengame Technology Holding Ltd.	260,000	92,045
Security Description	Shares	Value
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	405,700	$20,447
Zhejiang Communications Technology Co. Ltd. Class A	129,100	71,747
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	116,100	73,694
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	98,500	140,341
ZheJiang Dali Technology Co. Ltd. Class A	30,900	46,930
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	77,700	114,409
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,100	68,093
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	15,540	59,438
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	148,300	116,757
Zhejiang Hangmin Co. Ltd. Class A	97,600	92,262
Zhejiang Hengtong Holding Co. Ltd. Class A (b)	251,400	87,321
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	76,600	53,839
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (b)	100,000	113,056
Zhejiang Huace Film & Television Co. Ltd. Class A	103,800	102,082
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	48,418	97,080
Zhejiang Huangma Technology Co. Ltd. Class A	103,894	163,168
Zhejiang Huatong Meat Products Co. Ltd. Class A (b)	43,200	74,202
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,580	58,167
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	44,600	100,238
Zhejiang Jingu Co. Ltd. Class A	52,500	74,658
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	37,860	66,009
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	225,500	176,309
Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	62,800	131,391
Zhejiang Lante Optics Co. Ltd. Class A	39,391	145,406
Zhejiang Narada Power Source Co. Ltd. Class A	65,000	142,900
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	205,300	130,314
Zhejiang Orient Gene Biotech Co. Ltd. Class A (b)	21,189	84,652

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	40,500	$99,354
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	173,600	133,129
Zhejiang Shibao Co. Ltd. Class A	29,500	45,688
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	107,200	100,607
Zhejiang Taihua New Material Group Co. Ltd. Class A	77,800	117,418
Zhejiang Tiantie Industry Co. Ltd. Class A (b)	132,700	79,351
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	22,800	51,740
Zhejiang Vie Science & Technology Co. Ltd. Class A (b)	63,900	106,362
Zhejiang Wanliyang Co. Ltd. Class A	99,500	84,029
Zhejiang Wanma Co. Ltd. Class A	50,100	57,733
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,000	56,866
Zhejiang Yinlun Machinery Co. Ltd. Class A	36,000	91,796
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	3,100	7,491
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	27,600	76,430
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	84,600	103,020
Zhende Medical Co. Ltd. Class A	29,700	88,960
Zhengzhou GL Tech Co. Ltd. Class A	5,400	9,525
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	157,800	96,939
Zhewen Interactive Group Co. Ltd. Class A	118,800	96,768
Zhiou Home Furnishing Technology Co. Ltd. Class A	45,700	119,020
Zhongmin Energy Co. Ltd. Class A	182,600	151,472
Zhongnongfa Seed Industry Group Co. Ltd. Class A (b)	70,700	65,004
Zhongshan Public Utilities Group Co. Ltd. Class A	147,600	185,568
Zhongtian Financial Group Co. Ltd. Class A (b) (e)	493,900	13,455
Zhongyuan Environment-Protection Co. Ltd. Class A	116,200	138,177
Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A (b)	61,700	110,012
Zhuzhou Smelter Group Co. Ltd. Class A (b)	84,400	90,476
Security Description	Shares	Value
ZJMI Environmental Energy Co. Ltd. Class A	17,000	$29,918
Zonqing Environmental Ltd. (c)	176,000	155,428
Zotye Automobile Co. Ltd. Class A (b)	515,600	167,852
ZWSOFT Co. Ltd. Guangzhou Class A	12,084	140,847
Zx, Inc. (b)	65,000	60,666
Zylox-Tonbridge Medical Technology Co. Ltd. (b) (c) (d)	88,000	133,451
		173,762,876
COLOMBIA — 0.1%
Corp. Financiera Colombiana SA (b)	58,375	194,515
Geopark Ltd. (c)	28,194	261,359
		455,874
CZECH REPUBLIC — 0.1%
Colt CZ Group SE	3,514	96,696
Philip Morris CR AS (c)	459	316,800
		413,496
EGYPT — 0.2%
Abou Kir Fertilizers & Chemical Industries	177,491	170,787
Credit Agricole Egypt SAE	249,546	93,279
Eastern Co. SAE	850,574	493,644
EFG Holding SAE (b)	806,243	328,334
E-Finance for Digital & Financial Investments	371,067	136,732
Egypt Kuwait Holding Co. SAE	101,081	60,871
Ezz Steel Co. SAE (b)	104,212	235,569
Fawry for Banking & Payment Technology Services SAE (b)	191,709	32,247
Heliopolis Housing	279,957	49,790
Telecom Egypt Co.	192,204	125,161
		1,726,414
GREECE — 0.8%
Aegean Airlines SA	35,761	374,749
Aktor SA Holding Company Technical & Energy Projects (b)	20,531	103,642
Athens Water Supply & Sewage Co. SA	22,673	138,754
Autohellas Tourist & Trading SA	12,482	131,578
Danaos Corp. (c)	7,815	625,747
Diana Shipping, Inc.	34,126	66,887
Ellaktor SA	28,227	65,181
FF Group (b) (e)	24,815	—
Fourlis Holdings SA	50,869	195,424
GEK TERNA SA	52,805	1,010,479
Hellenic Exchanges - Athens Stock Exchange SA	43,957	205,284
Holding Co. ADMIE IPTO SA	118,121	314,959
Intracom Holdings SA	50,444	155,660

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Intralot SA-Integrated Information Systems & Gaming Services (b)	103,188	$111,980
Kri-Kri Milk Industry SA	5,639	87,588
LAMDA Development SA (b)	56,490	427,601
Optima bank SA	36,787	492,923
Piraeus Port Authority SA	1,447	44,951
Quest Holdings SA	18,389	114,060
Sarantis SA	29,925	337,142
StealthGas, Inc. (b)	43,367	245,023
Tsakos Energy Navigation Ltd.	18,675	323,824
		5,573,436
HONG KONG — 0.7%
Agritrade Resources Ltd. (b) (e)	1,595,000	—
Alibaba Pictures Group Ltd. (b) (c)	7,720,000	472,068
Anxin-China Holdings Ltd. (b) (e)	2,248,000	—
Boshiwa International Holding Ltd. (b) (c) (e)	1,843,000	—
China Animal Healthcare Ltd. (b) (e)	1,059,700	—
China Huiyuan Juice Group Ltd. (b) (e)	1,494,400	—
China Metal Recycling Holdings Ltd. (b) (c) (e)	693,675	—
China Zhongwang Holdings Ltd. (b) (c) (e)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (c) (e)	9,212,000	—
Citychamp Watch & Jewellery Group Ltd. (b) (c)	582,000	62,186
Concord New Energy Group Ltd. (c)	5,260,000	345,342
Crystal International Group Ltd. (d)	496,000	279,034
CTEG (b) (c) (e)	3,217,900	—
Digital China Holdings Ltd. (c)	761,000	323,290
Fenbi Ltd. (b) (c)	718,000	236,624
Fortior Technology Shenzhen Co. Ltd. Class A	6,979	149,913
Gushengtang Holdings Ltd. (c)	118,500	515,619
LC Logistics, Inc.	38,000	128,412
MH Development NPV (b) (e)	27,600	—
National Agricultural Holdings Ltd. (b) (c) (e)	164,600	—
Nine Dragons Paper Holdings Ltd. (b) (c)	758,000	307,378
Nissin Foods Co. Ltd. (c)	221,000	170,702
Pak Tak International (b)	1,340,000	84,527
Real Gold Mining Ltd. (b) (c) (e)	251,500	—
Sinic Holdings Group Co. Ltd. (b) (c) (e)	347,921	—
Skyworth Group Ltd.	619,099	252,646
SSY Group Ltd.	1,100,000	505,539
SunCar Technology Group, Inc. Class A (b) (c)	10,839	104,596
Security Description	Shares	Value
Tech-Pro, Inc. (b) (c) (e)	6,035,100	$—
Time Interconnect Technology Ltd.	648,000	342,855
Untrade.China Dili (b) (c) (e)	1,900,000	80,716
Untrade.Lumena Newmat (b) (c) (e)	104,532	—
Wasion Holdings Ltd.	390,000	357,971
		4,719,418
HUNGARY — 0.0% (a)
Opus Global Nyrt	81,611	103,744
INDIA — 19.3%
63 Moons Technologies Ltd.	20,200	213,387
Aarti Drugs Ltd.	1,884	10,131
Aarti Pharmalabs Ltd.	32,830	263,154
Aavas Financiers Ltd. (b)	37,751	740,590
Action Construction Equipment Ltd.	33,775	594,676
ADF Foods Ltd.	62,049	214,491
Aditya Vision Ltd. (d)	19,446	115,692
Advanced Enzyme Technologies Ltd.	47,044	191,415
Aether Industries Ltd. (b)	16,103	166,825
AGI Greenpac Ltd.	19,758	258,601
Ahluwalia Contracts India Ltd.	26,407	316,386
Akzo Nobel India Ltd.	7,419	310,989
Alembic Ltd.	57,781	88,858
Alkyl Amines Chemicals	1,925	39,619
Allcargo Logistics Ltd.	218,813	128,379
Alok Industries Ltd. (b)	683,992	167,935
Amber Enterprises India Ltd. (b)	11,626	1,003,199
AMI Organics Ltd.	16,579	416,122
Amrutanjan Health Care Ltd.	21,957	185,335
Anand Rathi Wealth Ltd.	13,286	612,059
Andhra Sugars Ltd.	990	1,110
Antony Waste Handling Cell Ltd. (b) (d)	12,705	91,451
Anup Engineering Ltd.	4,609	188,349
Anupam Rasayan India Ltd.	23,667	199,631
Apcotex Industries Ltd.	6,091	26,590
Apeejay Surrendra Park Hotels Ltd. (b)	47,573	102,432
Apollo Micro Systems Ltd.	87,953	118,635
Apollo Pipes Ltd.	26,812	145,281
Aptech Ltd.	31,687	67,009
Aptus Value Housing Finance India Ltd.	134,957	456,274
Archean Chemical Industries Ltd.	27,738	216,928
Artemis Medicare Services Ltd.	30,878	113,538
Arvind Fashions Ltd.	61,548	369,372
Arvind Ltd.	129,493	620,741
Arvind SmartSpaces Ltd.	10,669	108,237
Asahi India Glass Ltd.	78,921	703,077
Ashapura Minechem Ltd. (b)	38,721	176,071
Ashiana Housing Ltd.	24,214	98,226
Ashoka Buildcon Ltd. (b)	102,868	373,882

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ASK Automotive Ltd.	20,478	$113,747
Astec Lifesciences Ltd. (b)	4,191	48,916
Astra Microwave Products Ltd.	35,256	316,059
AstraZeneca Pharma India Ltd.	5,819	496,517
AurionPro Solutions Ltd.	23,885	477,372
Avalon Technologies Ltd. (b) (d)	17,309	194,897
Avantel Ltd.	59,782	106,697
Avanti Feeds Ltd.	25,296	201,434
AXISCADES Technologies Ltd. (b)	15,989	118,395
Azad Engineering Ltd. (b)	7,084	142,505
Bajaj Consumer Care Ltd.	48,048	110,807
Bajaj Electricals Ltd.	38,743	347,341
Bajaj Hindusthan Sugar Ltd. (b)	527,012	186,887
Bajel Projects Ltd. (b)	19,901	63,471
Balaji Amines Ltd.	4,826	100,715
Balmer Lawrie & Co. Ltd.	59,112	146,438
Balmer Lawrie Investments Ltd. Class A	79,967	68,615
Balrampur Chini Mills Ltd.	75,991	470,252
Balu Forge Industries Ltd.	18,261	168,759
Banco Products India Ltd.	25,972	144,234
BEML Ltd.	12,952	615,537
BF Utilities Ltd. (b)	11,950	136,440
Bhagiradha Chemicals & Industries Ltd.	25,799	90,387
Bhansali Engineering Polymers Ltd.	58,466	93,469
Bharat Bijlee Ltd.	6,175	270,596
Bharat Rasayan Ltd.	744	87,300
Birla Corp. Ltd.	19,403	280,460
BL Kashyap & Sons Ltd. (b)	57,634	51,983
Black Box Ltd. (b)	18,768	142,217
BLS International Services Ltd.	69,464	391,889
Blue Jet Healthcare Ltd.	18,552	122,367
Bombay Burmah Trading Co.	14,506	359,313
Bombay Dyeing & Manufacturing Co. Ltd.	77,030	169,655
Bondada Engineering Ltd.	15,600	110,531
Borosil Ltd. (b)	18,568	87,750
Borosil Renewables Ltd. (b)	36,817	241,014
Brookfield India Real Estate Trust REIT (d)	172,806	554,485
Campus Activewear Ltd. (b)	72,934	274,949
Can Fin Homes Ltd.	64,881	575,423
Capacit'e Infraprojects Ltd. (b)	25,796	131,068
Caplin Point Laboratories Ltd.	16,649	486,292
Capri Global Capital Ltd.	173,126	377,399
Care Ratings Ltd.	13,585	218,920
Cartrade Tech Ltd. (b)	29,237	507,365
Carysil Ltd.	20,474	179,406
CCL Products India Ltd.	48,177	417,626
CE Info Systems Ltd.	10,203	189,363
Ceat Ltd.	14,173	535,102
Century Enka Ltd.	8,460	61,641
Century Plyboards India Ltd.	48,938	422,051
Cera Sanitaryware Ltd.	3,662	324,523
Security Description	Shares	Value
Chalet Hotels Ltd. (b)	41,707	$474,585
Chemplast Sanmar Ltd. (b)	51,723	302,162
Chennai Petroleum Corp. Ltd.	31,657	231,399
Chennai Super Kings Cricket Ltd. (b) (e)	418,560	—
Choice International Ltd. (b)	70,131	455,164
City Union Bank Ltd.	234,299	471,615
Clean Science & Technology Ltd.	16,927	281,366
CMS Info Systems Ltd.	94,570	541,757
Coffee Day Enterprises Ltd. (b) (d)	246,714	65,184
Concord Biotech Ltd.	24,770	639,620
Confidence Petroleum India Ltd.	110,703	90,552
Cosmo First Ltd.	9,420	101,089
Craftsman Automation Ltd.	8,386	527,479
CSB Bank Ltd. (b)	68,130	249,160
Cupid Ltd. (b)	99,698	88,165
Cyient DLM Ltd. (b)	13,403	104,827
Data Patterns India Ltd.	15,346	442,865
Datamatics Global Services Ltd.	17,112	127,610
DB Corp. Ltd.	38,891	137,255
DCB Bank Ltd.	152,450	215,515
DCW Ltd. (b)	98,039	104,894
Dcx Systems Ltd. (b)	29,141	118,434
Deccan Gold Mines Ltd. (b)	60,542	80,262
Deepak Fertilisers & Petrochemicals Corp. Ltd.	49,774	695,590
Dhampur Sugar Mills Ltd. (b)	936	1,765
Dhani Services Ltd. (b)	325,586	357,098
Dhanuka Agritech Ltd.	6,101	105,297
Dilip Buildcon Ltd. (d)	39,360	207,067
Dish TV India Ltd. (b)	457,189	55,164
Dishman Carbogen Amcis Ltd. (b)	51,206	161,775
Dodla Dairy Ltd.	18,715	277,893
Doms Industries Ltd.	4,834	148,012
Dreamfolks Services Ltd.	14,230	64,922
Dwarikesh Sugar Industries Ltd. (b)	91,074	59,423
Dynamatic Technologies Ltd.	2,073	204,878
Easy Trip Planners Ltd. (b)	501,619	92,925
eClerx Services Ltd.	14,760	600,546
Edelweiss Financial Services Ltd.	391,079	565,466
EID Parry India Ltd. (b)	75,220	785,158
Elecon Engineering Co. Ltd.	62,832	465,660
Electronics Mart India Ltd. (b)	67,648	129,854
Electrosteel Castings Ltd.	222,992	362,799
EMS Ltd.	11,237	111,781
eMudhra Ltd.	19,120	208,890
Engineers India Ltd.	141,833	301,529
Epigral Ltd.	8,789	194,662
EPL Ltd.	86,138	261,089
Equinox India Developments Ltd. (b)	317,857	430,189

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Equitas Small Finance Bank Ltd. (d)	254,657	$190,427
Eris Lifesciences Ltd. (b) (d)	23,380	375,140
ESAB India Ltd.	2,905	199,861
Ethos Ltd. (b)	7,205	247,232
Eureka Forbes Ltd. (b)	54,885	371,312
Eveready Industries India Ltd.	30,966	141,802
Exicom Tele-Systems Ltd. (b)	24,423	70,547
FDC Ltd.	32,770	191,172
FIEM Industries Ltd.	11,909	206,141
Fine Organic Industries Ltd.	4,857	253,017
Fineotex Chemical Ltd.	48,009	185,164
Force Motors Ltd.	2,731	207,743
G R Infraprojects Ltd. (b)	14,221	244,334
Gabriel India Ltd.	54,478	301,617
Galaxy Surfactants Ltd.	6,816	200,526
Gallantt Ispat Ltd.	17,879	72,121
Ganesh Housing Corp. Ltd.	14,861	218,522
Ganesha Ecosphere Ltd.	5,553	130,796
Garware Hi-Tech Films Ltd.	5,592	327,102
Garware Technical Fibres Ltd.	5,666	314,863
Gateway Distriparks Ltd.	237,171	221,509
GE Power India Ltd. (b)	19,150	84,718
Genesys International Corp. Ltd. (b)	11,863	127,181
Gensol Engineering Ltd. (b)	10,187	90,246
Genus Power Infrastructures Ltd.	74,401	333,578
Geojit Financial Services Ltd.	66,190	89,419
GHCL Ltd.	62,200	525,636
Glenmark Life Sciences Ltd. (b)	11,557	132,756
Globus Spirits Ltd.	3,893	39,485
GMM Pfaudler Ltd.	14,297	196,811
Go Fashion India Ltd. (b)	19,135	211,625
Godawari Power & Ispat Ltd.	136,303	321,725
Godrej Agrovet Ltd. (d)	35,937	312,069
Gokaldas Exports Ltd. (b)	37,358	494,085
Goodluck India Ltd.	8,269	89,756
Granules India Ltd.	98,664	682,585
Graphite India Ltd.	48,250	318,590
Grauer & Weil India Ltd.	83,612	101,275
Gravita India Ltd.	14,683	373,790
Greaves Cotton Ltd.	89,890	291,329
Greenlam Industries Ltd.	47,017	319,538
Greenpanel Industries Ltd.	39,991	176,661
Greenply Industries Ltd.	52,885	189,979
Gufic Biosciences Ltd.	22,510	119,710
Gujarat Alkalies & Chemicals Ltd.	14,597	128,479
Gujarat Ambuja Exports Ltd.	122,129	177,601
Gujarat Industries Power Co. Ltd.	40,239	107,058
Gujarat Mineral Development Corp. Ltd.	54,621	205,306
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	54,284	354,438
Gujarat Pipavav Port Ltd.	188,478	401,288
Security Description	Shares	Value
Gujarat State Fertilizers & Chemicals Ltd.	158,667	$366,284
Gulf Oil Lubricants India Ltd.	6,926	98,392
Happiest Minds Technologies Ltd.	30,280	259,867
Happy Forgings Ltd.	5,754	67,108
Harsha Engineers Ltd. (d)	22,809	132,543
Hathway Cable & Datacom Ltd. (b)	440,736	80,977
HealthCare Global Enterprises Ltd. (b)	47,844	273,354
HEG Ltd.	61,701	367,696
HeidelbergCement India Ltd.	26,651	64,690
Hemisphere Properties India Ltd. (b)	68,100	138,326
Heritage Foods Ltd.	20,446	115,719
Hester Biosciences Ltd.	3,222	90,299
HG Infra Engineering Ltd.	12,886	228,366
Hikal Ltd.	25,914	118,199
Hinduja Global Solutions Ltd.	5,133	41,657
Hindustan Construction Co. Ltd. (b)	885,379	391,221
Hindustan Foods Ltd. (b)	34,934	210,876
Hindustan Oil Exploration Co. Ltd. (b)	72,255	154,581
Hindware Home Innovation Ltd.	50,723	160,795
HI-Tech Pipes Ltd.	47,715	88,978
Hle Glascoat Ltd.	7,364	31,748
Home First Finance Co. India Ltd. (d)	30,411	374,944
Honasa Consumer Ltd. (b)	62,109	185,136
Honda India Power Products Ltd.	2,559	85,190
HPL Electric & Power Ltd.	14,486	91,961
ICRA Ltd.	2,094	156,192
ideaForge Technology Ltd. (b)	13,819	95,257
IFB Industries Ltd. (b)	6,045	133,862
IIFL Capital Services Ltd.	80,908	309,688
Imagicaaworld Entertainment Ltd. (b)	105,064	86,271
Indegene Ltd. (b)	16,955	119,557
India Cements Ltd. (b)	117,631	517,095
India Glycols Ltd.	10,010	150,097
India Pesticides Ltd.	57,857	121,757
India Shelter Finance Corp. Ltd. (b)	12,538	103,246
Indo Count Industries Ltd.	76,435	291,496
Indoco Remedies Ltd.	1,882	7,303
Indraprastha Medical Corp. Ltd.	23,393	142,877
Infibeam Avenues Ltd.	974,052	296,037
Ingersoll Rand India Ltd.	5,933	289,281
Innova Captab Ltd. (b)	12,586	163,974
Inox Green Energy Services Ltd. (b)	99,873	206,258
INOX India Ltd. (b)	8,843	114,326
Insolation Energy Ltd. (b)	2,700	117,341
Intellect Design Arena Ltd.	60,506	675,601

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
IOL Chemicals & Pharmaceuticals Ltd.	19,882	$94,645
ION Exchange India Ltd.	52,699	404,535
ISGEC Heavy Engineering Ltd.	19,863	334,682
ITD Cementation India Ltd.	69,813	438,830
J Kumar Infraprojects Ltd.	32,424	288,967
Jai Balaji Industries Ltd. (b)	22,439	235,428
Jai Corp. Ltd.	36,172	138,010
Jain Irrigation Systems Ltd. (b)	243,688	193,524
Jaiprakash Associates Ltd. (b)	934,717	67,145
Jaiprakash Power Ventures Ltd. (b)	3,332,056	688,878
Jammu & Kashmir Bank Ltd.	231,267	272,343
Jamna Auto Industries Ltd.	157,948	179,545
Jana Small Finance Bank Ltd. (b)	15,497	71,490
Jayaswal NECO Industries Ltd. (b)	123,373	56,748
Jindal Poly Films Ltd.	11,103	120,700
Jindal Worldwide Ltd.	23,453	108,521
JITF Infralogistics Ltd. (b)	8,960	72,443
JK Lakshmi Cement Ltd.	42,610	416,127
JK Paper Ltd.	50,054	242,512
JK Tyre & Industries Ltd.	80,705	366,272
JM Financial Ltd.	288,854	438,610
JNK India Ltd.	9,158	70,225
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	6,271	130,351
JSW Holdings Ltd. (b)	1,230	220,481
JTEKT India Ltd.	62,836	118,855
JTL Industries Ltd.	92,890	104,170
Jubilant Ingrevia Ltd.	50,698	487,387
Jubilant Pharmova Ltd.	45,724	590,258
Juniper Hotels Ltd. (b)	23,824	97,646
Jupiter Life Line Hospitals Ltd.	7,848	143,258
Just Dial Ltd. (b)	14,217	164,980
Jyoti Structures Ltd. (b)	356,723	116,458
Kalyani Steels Ltd.	11,378	154,974
Karnataka Bank Ltd.	120,584	302,158
KCP Ltd.	83,386	225,077
KDDL Ltd.	5,232	184,298
Kennametal India Ltd.	1,843	63,695
Kesoram Industries Ltd. (b)	141,458	359,685
Keystone Realtors Ltd. (b)	13,372	105,342
Kingfa Science & Technology India Ltd.	2,547	105,664
Kiri Industries Ltd. (b)	41,304	298,248
Kirloskar Brothers Ltd.	15,854	382,259
Kirloskar Ferrous Industries Ltd.	34,334	256,441
Kirloskar Industries Ltd.	1,548	79,961
Kirloskar Pneumatic Co. Ltd.	23,226	416,970
KNR Constructions Ltd.	114,885	464,498
Kolte-Patil Developers Ltd.	17,285	72,208
Kovai Medical Center & Hospital	1,378	96,044
KP Energy Ltd.	23,120	145,557
KPI Green Energy Ltd. (d)	40,104	381,840
KRBL Ltd.	33,556	117,839
Security Description	Shares	Value
Krsnaa Diagnostics Ltd.	8,200	$84,812
KSB Ltd.	38,472	345,249
LA Opala RG Ltd.	56,243	209,104
Latent View Analytics Ltd. (b)	33,662	192,464
Laxmi Organic Industries Ltd.	26,359	74,415
Lemon Tree Hotels Ltd. (b) (d)	341,080	609,383
LG Balakrishnan & Bros Ltd.	16,019	234,998
Lloyds Engineering Works Ltd.	328,372	294,682
Lloyds Enterprises Ltd.	227,403	130,922
LMW Ltd.	4,200	867,036
LT Foods Ltd.	117,474	575,064
Lumax Auto Technologies Ltd.	28,772	216,881
LUX Industries Ltd.	4,258	100,032
Magellanic Cloud Ltd.	139,251	118,637
Mahanagar Telephone Nigam Ltd. (b)	176,803	103,979
Maharashtra Scooters Ltd.	2,850	320,272
Maharashtra Seamless Ltd.	28,719	235,133
Mahindra Holidays & Resorts India Ltd. (b)	72,247	301,768
Mahindra Lifespace Developers Ltd.	54,053	292,635
Mahindra Logistics Ltd. (d)	15,883	70,525
Maithan Alloys Ltd.	7,087	92,642
Man Industries India Ltd. (b)	21,776	83,326
Man Infraconstruction Ltd.	111,156	319,327
Manali Petrochemicals Ltd.	78,268	57,860
Manappuram Finance Ltd.	354,145	779,532
Mangalam Cement Ltd.	9,491	110,831
Manorama Industries Ltd.	10,181	127,926
Marksans Pharma Ltd.	182,096	630,959
MAS Financial Services Ltd. (d)	63,354	203,721
Mastek Ltd.	9,435	328,188
Max Estates Ltd. (b)	17,385	115,198
Mayur Uniquoters Ltd.	23,535	167,110
Medi Assist Healthcare Services Ltd. (d)	15,803	106,432
Medplus Health Services Ltd. (b)	24,037	233,270
Metropolis Healthcare Ltd. (b) (d)	13,733	333,108
Minda Corp. Ltd.	64,536	368,987
Mishra Dhatu Nigam Ltd. (d)	60,371	237,919
MM Forgings Ltd.	14,342	77,922
MMTC Ltd. (b)	99,703	84,501
MOIL Ltd.	54,449	210,670
Mold-Tek Packaging Ltd.	6,478	50,329
Monarch Networth Capital Ltd.	20,271	103,588
Morepen Laboratories Ltd. (b)	210,190	191,890
Moschip Technologies Ltd. (b)	40,190	96,117
MPS Ltd.	3,820	88,415
Mrs Bectors Food Specialities Ltd.	20,371	389,890
MSTC Ltd.	18,914	150,006
MTAR Technologies Ltd. (b)	15,164	293,711
Muthoot Microfin Ltd. (b)	38,575	78,746
National Fertilizers Ltd.	73,483	99,444

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Nava Ltd.	51,963	$599,937
Navin Fluorine International Ltd.	8,417	319,106
Navneet Education Ltd.	74,185	127,307
Nazara Technologies Ltd. (b)	24,534	290,435
NELCO Ltd.	12,360	182,230
Neogen Chemicals Ltd.	6,542	170,489
NESCO Ltd.	28,268	318,179
Netweb Technologies India Ltd.	4,643	147,817
Network18 Media & Investments Ltd. (b)	323,747	270,452
Neuland Laboratories Ltd.	5,367	860,325
Newgen Software Technologies Ltd.	35,787	711,361
Nibe Ltd.	1,835	36,643
NIIT Learning Systems Ltd.	55,902	294,385
NIIT Ltd.	55,902	124,564
Nitin Spinners Ltd.	20,363	105,402
NMDC Steel Ltd. (b)	791,333	398,838
NOCIL Ltd.	76,994	219,164
NRB Bearings Ltd.	40,054	130,856
Nucleus Software Exports Ltd.	6,519	77,477
Nuvoco Vistas Corp. Ltd. (b)	94,232	385,508
Olectra Greentech Ltd.	27,907	471,523
Onesource Speciality Pharma Ltd. (b)	23,538	443,191
Optiemus Infracom Ltd. (b)	15,326	124,996
Orchid Pharma Ltd. (b)	6,787	143,253
Orient Cement Ltd.	81,789	327,677
Orient Electric Ltd.	69,193	188,254
Orient Green Power Co. Ltd. (b)	478,749	94,952
Orissa Minerals Development Co. Ltd. (b)	2,591	214,978
Paisalo Digital Ltd.	419,007	244,610
Paradeep Phosphates Ltd. (d)	279,124	359,380
Parag Milk Foods Ltd. Class F (d)	51,064	112,221
Paras Defence & Space Technologies Ltd. (b)	13,700	161,333
Patel Engineering Ltd. (b)	304,977	185,130
PC Jeweller Ltd. (b)	991,460	183,784
PCBL Ltd.	113,578	596,985
PDS Ltd.	12,549	84,853
Pearl Global Industries Ltd.	9,136	158,035
Pennar Industries Ltd. (b)	55,649	125,769
PG Electroplast Ltd.	73,540	842,310
Piccadily Agro Industries Ltd. (b)	13,758	146,163
Pilani Investment & Industries Corp. Ltd.	1,576	100,023
Pitti Engineering Ltd.	7,022	108,221
PNC Infratech Ltd.	80,832	314,920
Pokarna Ltd.	9,067	123,232
Polyplex Corp. Ltd.	6,546	98,893
Power Mech Projects Ltd.	7,768	233,189
Praj Industries Ltd.	82,597	792,215
Prakash Industries Ltd.	87,731	158,075
PRAVEG Ltd.	10,108	85,444
Precision Wires India Ltd.	47,965	95,091
Security Description	Shares	Value
Premier Explosives Ltd.	15,049	$91,782
Pricol Ltd. (b)	46,017	291,914
Prince Pipes & Fittings Ltd.	22,166	111,149
Prism Johnson Ltd. (b)	86,512	171,824
Privi Speciality Chemicals Ltd.	5,586	114,968
Procter & Gamble Health Ltd.	5,010	306,524
Protean eGov Technologies Ltd.	16,207	366,407
Prudent Corporate Advisory Services Ltd.	4,319	137,881
PTC India Financial Services Ltd. (b)	165,245	82,860
PTC India Ltd.	171,921	291,134
Punjab Chemicals & Crop Protection Ltd.	180	2,219
Puravankara Ltd.	16,191	71,855
PVR Inox Ltd. (b)	46,248	704,899
Quess Corp. Ltd. (d)	37,193	287,570
R Systems International Ltd.	17,936	97,574
Railtel Corp. of India Ltd.	63,177	298,161
Rain Industries Ltd.	122,910	243,010
Rainbow Children's Medicare Ltd.	35,321	618,658
Rajesh Exports Ltd. (b)	68,004	183,184
Rajoo Engineers Ltd.	13,639	37,501
Rajratan Global Wire Ltd.	9,486	53,511
Rallis India Ltd.	60,689	209,825
Ramco Industries Ltd.	53,060	167,738
Ramky Infrastructure Ltd. (b)	13,060	96,729
Rane Holdings Ltd.	4,085	84,404
Rashtriya Chemicals & Fertilizers Ltd.	106,839	216,888
Rategain Travel Technologies Ltd. (b)	33,773	286,058
RattanIndia Enterprises Ltd. (b)	230,109	170,995
RattanIndia Power Ltd. (b)	1,925,217	307,176
Raymond Lifestyle Ltd. (b)	18,649	458,352
Raymond Ltd.	22,932	449,058
RBL Bank Ltd. (d)	303,239	559,627
Redington Ltd.	385,363	900,551
Redtape Ltd. (b)	29,140	297,327
Refex Industries Ltd.	27,176	152,618
Reliance Infrastructure Ltd. (b)	180,671	641,849
Reliance Power Ltd. (b)	1,911,368	951,065
Religare Enterprises Ltd. (b)	72,338	231,385
Repco Home Finance Ltd.	33,122	157,749
Responsive Industries Ltd.	78,834	228,315
Restaurant Brands Asia Ltd. (b)	93,845	93,041
Rhi Magnesita India Ltd.	43,880	257,856
Rico Auto Industries Ltd.	72,243	69,708
RITES Ltd.	96,258	327,910
Rolex Rings Ltd. (b)	9,173	197,070
Rossari Biotech Ltd.	10,597	96,199
Route Mobile Ltd.	5,794	94,263
RPG Life Sciences Ltd.	3,645	93,003
RPSG Ventures Ltd. (b)	10,846	130,644
Rupa & Co. Ltd.	28,663	83,347
Safari Industries India Ltd.	16,572	503,613

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sai Silks Kalamandir Ltd.	51,458	$101,757
Saksoft Ltd.	33,623	84,126
Salasar Techno Engineering Ltd. (b) (d)	420,598	69,663
Salzer Electronics Ltd.	8,418	134,912
SAMHI Hotels Ltd. (b)	47,716	111,908
Sammaan Capital Ltd.	274,983	485,222
Sandhar Technologies Ltd.	13,814	82,016
Sandur Manganese & Iron Ores Ltd.	48,067	232,015
Sanghvi Movers Ltd.	29,880	107,216
Sanofi India Ltd.	6,156	440,245
Sansera Engineering Ltd. (d)	14,828	258,037
Sarda Energy & Minerals Ltd.	38,773	218,584
Saregama India Ltd.	61,513	332,519
Sasken Technologies Ltd.	7,711	191,033
Satin Creditcare Network Ltd. (b)	8,686	15,269
SBFC Finance Ltd. (b)	125,195	132,647
Senco Gold Ltd.	9,318	116,734
SEPC Ltd. (b)	412,979	102,456
Sequent Scientific Ltd. (b)	69,658	143,085
SG Mart Ltd. (b)	20,563	88,772
Shaily Engineering Plastics Ltd.	9,777	164,401
Shakti Pumps India Ltd.	25,014	311,924
Shanthi Gears Ltd.	10,557	62,518
Sharda Cropchem Ltd.	22,280	207,176
Sharda Motor Industries Ltd.	3,886	84,409
Share India Securities Ltd.	53,108	190,594
Sheela Foam Ltd. (b)	13,375	154,905
Shilchar Technologies Ltd.	1,490	133,700
Shilpa Medicare Ltd. (b)	34,707	330,596
Shipping Corp. of India Land & Assets Ltd.	114,204	84,025
Shipping Corp. of India Ltd.	120,391	293,786
Shivalik Bimetal Controls Ltd.	20,533	138,012
Shoppers Stop Ltd. (b)	28,315	199,364
Shree Renuka Sugars Ltd. (b)	539,307	248,634
Shriram Properties Ltd. (b)	69,915	87,608
Sigachi Industries Ltd.	153,249	89,393
SIS Ltd. (b)	1,966	8,288
SJS Enterprises Ltd.	16,752	225,803
Skipper Ltd.	22,370	141,880
SML ISUZU Ltd.	4,063	66,554
Sobha Ltd.	25,211	464,297
Solara Active Pharma Sciences Ltd. (b)	11,470	90,941
SOM Distilleries & Breweries Ltd. (b)	91,770	117,674
Somany Ceramics Ltd.	13,715	102,365
South Indian Bank Ltd.	705,873	206,286
Spandana Sphoorty Financial Ltd. (b)	24,245	93,736
SpiceJet Ltd. (b)	128,382	83,075
Star Cement Ltd. (b)	91,724	248,794
Steel Strips Wheels Ltd.	40,987	94,499
Sterling & Wilson Renewable (b)	71,805	384,883
Security Description	Shares	Value
Sterlite Technologies Ltd. (b)	95,630	$127,974
Stove Kraft Ltd.	11,510	117,663
Strides Pharma Science Ltd.	47,077	362,589
Stylam Industries Ltd. (b)	6,300	162,677
Styrenix Performance Materials Ltd.	3,811	129,876
Subros Ltd.	12,144	87,867
Sudarshan Chemical Industries Ltd.	26,971	360,333
Sula Vineyards Ltd.	32,780	159,566
Sun Pharma Advanced Research Co. Ltd. (b)	51,007	119,484
Sundaram-Clayton Ltd.	3,314	98,585
Sunflag Iron & Steel Co. Ltd. (b)	42,404	124,507
Sunteck Realty Ltd.	37,589	222,973
Suprajit Engineering Ltd.	65,069	349,158
Supriya Lifescience Ltd.	25,358	219,122
Surya Roshni Ltd.	27,602	191,716
Suryoday Small Finance Bank Ltd. (b)	53,878	85,266
Suven Life Sciences Ltd. (b)	58,419	87,287
Swaraj Engines Ltd.	7,267	250,620
Symphony Ltd.	17,543	275,735
Syrma SGS Technology Ltd.	41,931	289,037
Talbros Automotive Components Ltd.	24,752	86,560
Tamil Nadu Newsprint & Papers Ltd.	58,937	129,310
Tamilnad Mercantile Bank Ltd.	60,705	320,423
Tanla Platforms Ltd.	32,130	252,251
TARC Ltd. (b)	42,553	87,751
Tarsons Products Ltd.	17,807	83,956
Tasty Bite Eatables Ltd.	702	81,394
Tatva Chintan Pharma Chem Pvt Ltd.	8,669	90,068
TCI Express Ltd.	7,658	72,739
TCPL Packaging Ltd.	2,178	81,218
TD Power Systems Ltd.	72,578	382,372
TeamLease Services Ltd. (b)	7,328	250,875
Technocraft Industries India Ltd. (b)	4,314	137,592
Tega Industries Ltd.	13,275	242,873
Texmaco Rail & Engineering Ltd.	137,427	311,055
Thanga Mayil Jewellery Ltd.	4,750	108,836
Thirumalai Chemicals Ltd.	64,872	243,079
Thomas Cook India Ltd.	106,593	244,514
Thyrocare Technologies Ltd. (d)	7,467	79,525
Tilaknagar Industries Ltd.	79,566	392,422
Time Technoplast Ltd.	82,222	474,045
Tips Music Ltd.	26,092	231,986
Tourism Finance Corp. of India Ltd.	49,606	95,963
Transformers & Rectifiers India Ltd.	19,323	257,253
Transport Corp. of India Ltd.	18,777	252,330

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Triveni Engineering & Industries Ltd.	59,579	$315,314
TTK Prestige Ltd.	29,029	274,612
TVS Srichakra Ltd.	2,091	85,809
TVS Supply Chain Solutions Ltd. (b)	61,296	128,049
Uflex Ltd.	35,195	213,870
Ujjivan Small Finance Bank Ltd. (d)	422,398	166,811
Unichem Laboratories Ltd. (b)	14,170	123,099
Uniparts India Ltd.	16,922	81,849
Unitech Ltd. (b)	1,003,326	107,934
Universal Cables Ltd.	12,866	122,959
Urja Global Ltd. (b)	386,614	76,452
Usha Martin Ltd.	113,657	499,559
UTI Asset Management Co. Ltd.	52,891	829,409
Utkarsh Small Finance Bank Ltd.	180,251	71,562
V2 Retail Ltd. (b)	8,426	167,012
VA Tech Wabag Ltd. (b)	32,429	622,378
Vadilal Industries Ltd.	2,018	94,069
Vaibhav Global Ltd.	25,218	81,724
Valor Estate Ltd. (b)	132,265	267,299
Vardhman Textiles Ltd.	69,986	413,636
Varroc Engineering Ltd. (b) (d)	29,718	204,435
Vascon Engineers Ltd. (b)	128,460	78,699
Veedol Corporation Ltd.	3,608	69,407
Venky's India Ltd.	4,132	87,740
Venus Pipes & Tubes Ltd. (d)	4,596	80,833
Vesuvius India Ltd.	6,424	341,018
Vijaya Diagnostic Centre Ltd.	29,531	364,542
Vindhya Telelinks Ltd.	5,236	115,247
VIP Industries Ltd.	49,672	278,577
Vishnu Prakash R Punglia Ltd. (b)	37,052	126,762
V-Mart Retail Ltd. (b)	5,361	246,488
VRL Logistics Ltd.	22,729	134,109
VST Industries Ltd.	45,500	178,676
VST Tillers Tractors Ltd.	3,212	197,306
Waaree Renewable Technologies Ltd.	11,387	178,605
Walchandnagar Industries Ltd. (b)	26,203	88,299
Websol Energy System Ltd. (b)	12,287	237,786
Welspun Enterprises Ltd.	45,266	324,821
Welspun Speciality Solutions L (b)	132,184	68,660
West Coast Paper Mills Ltd.	19,131	124,175
Westlife Foodworld Ltd. (b)	40,565	375,474
Wheels India Ltd.	9,940	78,404
Wockhardt Ltd. (b)	44,969	744,207
Wonderla Holidays Ltd.	14,386	122,799
WPIL Ltd.	16,379	140,242
XPRO India Ltd.	6,535	113,661
Yatharth Hospital & Trauma Care Services Ltd. Class C (b)	18,654	123,465
Security Description	Shares	Value
Zaggle Prepaid Ocean Services Ltd. (b)	25,785	$156,387
Zee Entertainment Enterprises Ltd.	460,367	652,207
Zen Technologies Ltd.	22,252	635,653
Zydus Wellness Ltd.	13,227	304,551
		133,961,598
INDONESIA — 2.0%
ABM Investama Tbk. PT	453,500	99,745
AKR Corporindo Tbk. PT	7,129,700	496,133
Arwana Citramulia Tbk. PT	1,574,400	67,495
Aspirasi Hidup Indonesia Tbk. PT	3,186,614	156,410
Astra Agro Lestari Tbk. PT	306,222	117,961
Astra Otoparts Tbk. PT	1,370,500	195,847
Asuransi Tugu Pratama Indonesia Tbk. PT	1,199,900	76,788
Bank BTPN Syariah Tbk. PT	798,924	45,915
Bank Danamon Indonesia Tbk. PT	1,896,088	299,227
Bank OCBC Nisp Tbk. PT	4,436,000	362,432
Bank Pan Indonesia Tbk. PT (b)	1,515,200	175,102
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,722,500	97,389
Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,571,800	186,938
Bank Tabungan Negara Persero Tbk. PT	5,079,799	359,799
BFI Finance Indonesia Tbk. PT	6,263,995	367,784
Bintang Oto Global Tbk. PT (b)	3,319,763	120,662
Blue Bird Tbk. PT	814,200	81,445
Bumi Resources Minerals Tbk. PT (b)	52,961,600	1,138,535
Bumi Serpong Damai Tbk. PT (b)	7,760,400	455,643
Bumitama Agri Ltd.	677,300	434,421
Cemindo Gemilang PT (b)	3,892,700	212,835
Ciputra Development Tbk. PT	7,184,099	437,429
Dharma Satya Nusantara Tbk. PT	3,707,000	218,804
Erajaya Swasembada Tbk. PT	5,990,400	150,365
ESSA Industries Indonesia Tbk. PT	5,790,100	291,394
Harum Energy Tbk. PT (b)	3,216,470	206,837
Impack Pratama Industri Tbk. PT	5,457,700	125,464
Indo Tambangraya Megah Tbk. PT	107,700	178,664
Indocement Tunggal Prakarsa Tbk. PT	432,500	198,851
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	5,925,865	217,227
Inti Agri Resources Tbk. PT (b) (e)	258,200	—
Japfa Comfeed Indonesia Tbk. PT	4,091,547	493,172

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Map Aktif Adiperkasa PT	4,189,700	$278,532
Medikaloka Hermina Tbk. PT	7,639,053	773,635
Metrodata Electronics Tbk. PT	5,729,945	220,725
Midi Utama Indonesia Tbk. PT	3,217,200	85,952
Mitra Adiperkasa Tbk. PT	3,961,500	347,047
Mitra Pinasthika Mustika Tbk. PT	1,442,300	88,268
Pabrik Kertas Tjiwi Kimia Tbk. PT	980,685	364,063
Pacific Strategic Financial Tbk. PT (b)	6,197,900	421,665
Pakuwon Jati Tbk. PT	13,218,500	326,869
Panin Financial Tbk. PT (b)	7,066,800	188,799
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	2,651,423	160,617
Rimo International Lestari Tbk. PT (b) (e)	100,200	—
Saratoga Investama Sedaya Tbk. PT	1,702,500	221,076
Sariguna Primatirta Tbk. PT	920,700	90,096
Sawit Sumbermas Sarana Tbk. PT (b)	3,772,200	304,682
Selamat Sempurna Tbk. PT	2,103,800	248,352
Semen Indonesia Persero Tbk. PT	1,371,900	280,432
Sumber Tani Agung Resources Tbk. PT	1,269,000	64,652
Summarecon Agung Tbk. PT	3,233,915	98,454
Surya Semesta Internusa Tbk. PT	1,628,800	136,113
Timah Tbk. PT (b)	1,116,712	74,239
Trada Alam Minera Tbk. PT (b) (e)	6,757,200	—
Triputra Agro Persada PT	2,241,000	106,515
Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,229,600	137,896
XL Axiata Tbk. PT	4,066,132	568,425
		13,653,817
KUWAIT — 1.5%
A'ayan Leasing & Investment Co. KSCP	204,522	104,152
Al Mazaya Holding Co. KSCP (b)	414,953	99,734
ALAFCO Aviation Lease & Finance Co. KSCP	31,514	58,265
Ali Alghanim Sons Automotive Co. KSCC	84,538	282,433
Alimtiaz Investment Group KSC (b)	483,470	97,698
Arabi Group Holding KSC (b)	287,929	414,663
Arzan Financial Group for Financing & Investment KPSC	387,544	333,114
Boubyan Petrochemicals Co. KSCP	275,060	579,919
Boursa Kuwait Securities Co. KPSC	77,051	574,821
Security Description	Shares	Value
Combined Group Contracting Co. SAK	51,074	$107,681
Commercial Real Estate Co. KSC	1,077,715	517,359
Gulf Cables & Electrical Industries Group Co. KSCP	105,991	618,825
Heavy Engineering & Ship Building Co. KSCP Class B	90,370	245,931
Humansoft Holding Co. KSC	76,177	672,077
IFA Hotels & Resorts-KPSC (b)	25,734	154,421
Integrated Holding Co. KCSC	181,519	270,836
International Financial Advisors KSC (b)	112,624	138,816
Jazeera Airways Co. KSCP (b)	57,558	188,188
Kuwait Cement Co. KSC (b)	127,032	93,533
Kuwait International Bank KSCP	629,958	373,929
Kuwait Projects Co. Holding KSCP (b)	478,475	147,438
Kuwait Real Estate Co. KSC	394,726	327,765
Kuwait Telecommunications Co.	206,874	361,006
Mezzan Holding Co. KSCC	107,654	314,267
National Industries Group Holding SAK	1,513,792	1,217,711
National Investments Co. KSCP	437,362	360,331
National Real Estate Co. KPSC (b)	716,639	181,310
Rasiyat Holding Co. (b)	90,761	111,869
Salhia Real Estate Co. KSCP	292,503	378,556
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	323,860	158,621
Warba Bank KSCP (b)	1,231,501	766,942
		10,252,211
MALAYSIA — 4.3%
Aeon Co. M Bhd.	369,000	129,561
AEON Credit Service M Bhd.	106,700	149,378
AFFIN Bank Bhd.	631,177	410,763
Alliance Bank Malaysia Bhd.	902,200	976,551
Alpha IVF Group Bhd.	1,396,700	106,201
Ancom Nylex Bhd.	742,518	167,716
Aumas Resources Bhd.	873,900	156,350
Aurelius Technologies Bhd.	142,700	111,696
Axis Real Estate Investment Trust	1,183,719	457,975
Bank Islam Malaysia Bhd.	809,018	446,891
Berjaya Corp. Bhd. (b)	2,151,359	151,555
Bermaz Auto Bhd.	549,200	196,516
Bumi Armada Bhd. (b)	2,581,700	378,176
Bursa Malaysia Bhd.	478,447	958,713
Cahya Mata Sarawak Bhd.	456,700	122,563
Capital A Bhd. (b)	2,070,300	462,999
Capitaland Malaysia Trust REIT	481,100	72,625
Carlsberg Brewery Malaysia Bhd. Class B	109,500	505,931
Chin Hin Group Property Bhd. (b)	194,300	98,204

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CTOS Digital Bhd.	1,500,900	$402,791
D&O Green Technologies Bhd.	471,324	221,353
Datasonic Group Bhd.	1,240,300	113,725
Dayang Enterprise Holdings Bhd.	535,900	250,482
DRB-Hicom Bhd.	817,100	202,836
Duopharma Biotech Bhd.	280,291	78,355
DXN Holdings Bhd.	572,300	65,914
Eastern & Oriental Bhd.	521,600	111,401
Eco World Development Group Bhd.	817,400	382,057
EG Industries Bhd.	256,700	140,650
Ekovest Bhd. (b)	1,810,500	147,788
Farm Fresh Bhd.	533,700	222,002
FGV Holdings Bhd.	220,400	56,190
Formosa Prosonic Industries Bhd.	86,000	53,660
Frontken Corp. Bhd.	726,015	724,148
Gas Malaysia Bhd.	226,000	216,827
Genting Plantations Bhd.	319,447	421,500
Graphjet Technology (b) (c)	39,375	35,437
Greatech Technology Bhd. (b)	584,200	301,801
Hap Seng Plantations Holdings Bhd.	149,400	66,489
Heineken Malaysia Bhd.	97,800	527,549
Hextar Global Bhd.	994,156	196,763
Hibiscus Petroleum Bhd.	641,660	281,260
Hume Cement Industries Bhd.	118,600	84,610
IGB Real Estate Investment Trust	1,218,100	582,966
ITMAX SYSTEM Bhd.	249,600	205,976
Jaya Tiasa Holdings Bhd.	377,000	108,762
Kelington Group Bhd.	408,942	326,495
Kerjaya Prospek Group Bhd.	204,500	101,072
Keyfield International Bhd.	248,900	121,347
Kossan Rubber Industries Bhd.	946,304	598,913
KPJ Healthcare Bhd.	1,643,664	893,236
KSL Holdings Bhd. (b)	248,000	95,950
Lagenda Properties Bhd.	262,600	76,933
LBS Bina Group Bhd.	639,900	78,708
Leong Hup International Bhd.	1,107,800	149,887
Mah Sing Group Bhd.	1,210,900	487,447
Malakoff Corp. Bhd.	1,504,000	284,218
Malayan Cement Bhd.	189,200	207,331
Malayan Flour Mills Bhd.	862,319	100,281
Malaysia Smelting Corp. Bhd.	152,100	76,535
Malaysian Pacific Industries Bhd.	58,800	340,584
Malaysian Resources Corp. Bhd.	1,631,400	191,543
Matrix Concepts Holdings Bhd.	645,750	345,151
MBM Resources Bhd.	129,200	178,277
MBSB Bhd.	2,352,207	389,273
Mega First Corp. Bhd.	459,219	471,389
Mi Technovation Bhd.	239,100	120,847
MNRB Holdings Bhd.	167,700	84,384
My EG Services Bhd.	3,407,950	731,663
Security Description	Shares	Value
Nationgate Holdings Bhd.	564,100	$319,171
Nextgreen Global Bhd. (b)	358,200	71,696
Notion VTEC Bhd.	236,900	70,463
Oriental Holdings Bhd.	50,400	81,379
OSK Holdings Bhd.	586,100	233,313
PA Resources Bhd.	1,465,000	88,460
Padini Holdings Bhd.	466,350	229,446
Pavilion Real Estate Investment Trust	900,600	312,184
Pentamaster Corp. Bhd.	532,559	495,459
PIE Industrial Bhd.	175,079	238,450
Ranhill Utilities Bhd. (b)	338,200	114,965
RCE Capital Bhd.	286,200	99,208
Sam Engineering & Equipment M Bhd.	242,400	236,356
Scientex Bhd.	593,364	589,184
SFP Tech Holdings Bhd.	637,800	104,125
SKP Resources Bhd.	371,415	98,845
Solarvest Holdings Bhd. (b)	308,800	116,711
Southern Score Builders Bhd.	720,300	96,652
SP Setia Bhd. Group	1,940,209	633,502
Sports Toto Bhd.	382,272	127,381
Sunway Construction Group Bhd.	158,800	164,429
Sunway Real Estate Investment Trust	2,063,500	853,735
Supermax Corp. Bhd. (b)	1,231,493	366,294
Syarikat Takaful Malaysia Keluarga Bhd.	350,914	305,279
Ta Ann Holdings Bhd.	250,611	239,878
Tanco Holdings Bhd. (b)	520,500	230,480
Top Glove Corp. Bhd. (b)	3,429,500	1,027,738
TSH Resources Bhd.	556,172	155,477
Uchi Technologies Bhd.	210,600	185,096
UEM Sunrise Bhd.	887,800	214,430
Unisem M Bhd.	468,382	316,340
UWC Bhd. (b)	458,127	323,757
Velesto Energy Bhd.	3,913,800	135,668
ViTrox Corp. Bhd.	534,400	479,245
VS Industry Bhd.	2,191,200	553,742
VSTECS Bhd.	136,900	123,689
WCE Holdings Bhd. (b)	892,400	153,673
WCT Holdings Bhd. (b)	1,040,100	220,976
Yinson Holdings Bhd.	1,508,590	890,680
YTL Hospitality REIT	297,900	78,614
		30,091,290
MEXICO — 0.8%
Alpek SAB de CV (c)	202,112	126,753
Betterware de Mexico SAPI de CV	4,344	48,566
Bolsa Mexicana de Valores SAB de CV (c)	434,732	697,486
Controladora Vuela Cia de Aviacion SAB de CV Class A (b) (c)	788,336	592,596

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
FIBRA Macquarie Mexico REIT (d)	571,742	$834,814
Fibra MTY SAPI de CV REIT	339,830	176,512
Genomma Lab Internacional SAB de CV Class B	616,527	745,131
Gentera SAB de CV (c)	487,442	569,662
Grupo Herdez SAB de CV (c)	75,970	199,929
Grupo Rotoplas SAB de CV (c)	91,916	70,508
Grupo Televisa SAB	1,156,477	384,329
Grupo Traxion SAB de CV (b) (c) (d)	306,133	280,180
La Comer SAB de CV (c)	346,468	546,544
Megacable Holdings SAB de CV (c)	184,379	300,696
Nemak SAB de CV (b) (c) (d)	814,055	96,703
		5,670,409
MONACO — 0.1%
Costamare, Inc.	36,181	464,926
Safe Bulkers, Inc.	80,863	288,681
		753,607
PHILIPPINES — 0.7%
Alliance Global Group, Inc.	2,446,783	380,691
AREIT, Inc.	640,100	419,946
Bloomberry Resorts Corp. (b)	1,544,000	122,250
Converge Information & Communications Technology Solutions, Inc.	1,465,500	408,906
D&L Industries, Inc.	2,278,852	239,921
DigiPlus Interactive Corp.	971,600	456,028
First Gen Corp.	287,500	80,119
LT Group, Inc.	2,287,368	415,202
Manila Water Co., Inc.	734,900	343,025
MREIT, Inc.	599,700	138,301
Philcomsat Holdings Corp. (b) (e)	36,115	—
Puregold Price Club, Inc.	593,100	316,313
Real Commercial REIT, Inc.	2,503,000	253,134
Robinsons Land Corp.	1,460,872	335,891
Robinsons Retail Holdings, Inc.	263,200	163,803
Security Bank Corp.	324,349	487,827
Synergy Grid & Development Phils, Inc.	638,700	108,208
Wilcon Depot, Inc.	724,500	179,105
		4,848,670
POLAND — 0.8%
11 bit studios SA (b)	724	29,832
Asseco Poland SA	44,302	1,031,776
Auto Partner SA	44,415	212,903
Dom Development SA	3,113	137,314
Enea SA (b)	181,137	566,135
Eurocash SA	97,439	168,901
Grenevia SA (b)	187,246	99,502
Grupa Kety SA	6,803	1,124,061
Jastrzebska Spolka Weglowa SA (b)	20,908	104,829
Security Description	Shares	Value
Mirbud SA	39,225	$112,815
Mo-BRUK SA	1,466	116,234
PKP Cargo SA (b)	25,847	88,230
PlayWay SA	1,686	113,268
Rainbow Tours SA	4,665	150,659
Synektik SA	2,946	141,644
Tauron Polska Energia SA (b)	878,909	799,840
TEN Square Games SA (b)	4,992	87,015
Text SA	10,142	161,561
Voxel SA	2,776	84,679
Warsaw Stock Exchange	6,988	68,432
		5,399,630
QATAR — 0.6%
Al Khaleej Takaful Group QSC	160,915	105,583
Al Meera Consumer Goods Co. QSC	70,512	281,196
Baladna	653,124	236,244
Doha Bank QPSC	1,257,534	687,655
Estithmar Holding QPSC (b)	268,470	137,442
Gulf International Services QSC	796,642	728,158
Gulf Warehousing Co.	152,339	141,000
Lesha Bank LLC (b)	831,414	309,183
Medicare Group	276,369	345,366
Meeza QSTP LLC	118,412	106,509
Qatar Aluminum Manufacturing Co.	607,167	202,111
Qatar National Cement Co. QSC	77,818	85,897
Qatari Investors Group QSC	562,332	237,535
Salam International Investment Ltd. QSC	1,154,128	209,208
United Development Co. QSC	1,279,507	394,641
		4,207,728
RUSSIA — 0.0%
M.Video PJSC (b) (e)	61,705	—
Mosenergo PJSC (e)	8,150,848	—
OGK-2 PJSC (b) (e)	21,527,092	—
		—
SAUDI ARABIA — 3.5%
Al Babtain Power & Telecommunication Co.	27,004	280,288
Al Hammadi Holding	22,032	225,163
Al Hassan Ghazi Ibrahim Shaker Co. (b)	15,987	115,092
Al Jouf Agricultural Development Co.	14,608	231,713
Al Jouf Cement Co. (b)	38,597	105,599
Al Khaleej Training & Education Co. (b)	25,485	216,026
Al Maather REIT Fund	33,377	84,211
Al Masane Al Kobra Mining Co.	21,470	385,699
Al Moammar Information Systems Co. (b)	9,461	410,428
Al Rajhi REIT	198,410	441,451

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Al Yamamah Steel Industries Co. (b)	17,713	$157,689
Alahli REIT Fund 1	16,070	30,280
Alamar Foods	5,096	101,584
Alandalus Property Co.	39,062	250,752
Alaseel Co.	190,701	215,702
Al-Etihad Cooperative Insurance Co.	28,921	133,929
Alinma Retail REIT Fund	156,520	197,035
AlJazira Takaful Ta'awuni Co.	31,081	136,156
Alkhabeer REIT	66,610	101,048
AlKhorayef Water & Power Technologies Co. (b)	9,452	377,335
Almunajem Foods Co.	10,738	273,780
AlSaif Stores For Development & Investment Co. (b)	90,100	192,314
Alujain Corp. (b)	23,234	236,829
Amlak International Finance Co. (b)	54,831	187,080
Anaam International Holding Group Co. (b)	228,229	80,178
Arabian Cement Co.	54,055	374,043
Arabian Pipes Co. (b)	3,410	110,539
Arabian Shield Cooperative Insurance Co. (b)	34,983	178,760
Armah Sports Co. (b)	3,895	90,912
Arriyadh Development Co.	61,388	548,953
ARTEX Industrial Investment Co. (b)	24,624	104,724
Ataa Educational Co.	18,500	352,531
Ayyan Investment Co. (b)	23,343	94,058
BAAN Holding Group Co. (b)	128,485	84,462
Basic Chemical Industries Ltd. (b)	8,763	71,948
Batic Investments & Logistic Co. (b)	316,682	308,473
Bawan Co.	25,236	376,115
Bonyan REIT	32,924	86,135
Buruj Cooperative Insurance Co. (b)	32,990	172,615
City Cement Co.	73,851	357,718
Derayah REIT	61,676	97,010
East Pipes Integrated Co. for Industry	3,132	117,031
Eastern Province Cement Co.	34,090	312,103
Electrical Industries Co.	275,794	531,418
Etihad Atheeb Telecommunication Co.	7,438	215,772
Fawaz Abdulaziz Al Hokair & Co. (b)	40,545	142,653
First Milling Co.	5,869	94,500
Fitaihi Holding Group (b)	78,704	88,184
Gulf Insurance Group	12,151	102,514
Gulf Union Cooperative Insurance Co. (b)	25,563	105,997
Halwani Brothers Co. (b)	12,697	179,435
Jahez International Co. (b)	75,973	612,653
Security Description	Shares	Value
Jazan Development & Investment Co. (b)	61,179	$216,554
Lumi Rental Co. (b)	11,869	224,909
Maharah Human Resources Co.	118,631	194,487
Malath Cooperative Insurance Co. (b)	14,311	62,540
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	30,295	210,035
Methanol Chemicals Co. (b)	20,021	98,576
Middle East Healthcare Co. (b)	27,968	511,365
Middle East Paper Co. (b)	32,672	319,120
Middle East Pharmaceutical Co.	3,964	128,497
Middle East Specialized Cables Co. (b)	11,044	127,564
Modern Mills Co.	10,931	119,713
Najran Cement Co. (b)	94,622	228,408
Nama Chemicals Co. (b)	15,201	112,873
Naqi Water Co.	11,833	200,607
National Gypsum (b)	17,158	99,275
Nayifat Finance Co. (b)	21,305	87,660
Northern Region Cement Co.	46,564	114,632
Perfect Presentation For Commercial Services Co. (b)	84,096	314,235
Qassim Cement Co.	43,932	615,006
Retal Urban Development Co.	118,806	511,599
Riyad REIT Fund	148,418	268,601
Riyadh Cement Co.	19,236	165,104
Saudi Advanced Industries Co.	22,536	211,121
Saudi Arabia Refineries Co. (b)	674	12,933
Saudi Arabian Amiantit Co. (b)	13,667	103,119
Saudi Automotive Services Co.	24,607	415,858
Saudi Cement Co.	13,235	150,230
Saudi Ceramic Co. (b)	31,098	282,228
Saudi Fisheries Co. (b)	8,012	46,783
Saudi Marketing Co. (b)	26,732	160,930
Saudi Paper Manufacturing Co.	12,777	220,692
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	25,237	214,596
Saudi Public Transport Co. (b)	47,082	256,123
Saudi Reinsurance Co. (b)	21,503	308,461
Saudi Steel Pipe Co.	11,351	196,665
Saudi Vitrified Clay Pipe Co. Ltd. (b)	16,214	164,626
Scientific & Medical Equipment House Co.	11,216	150,745
Sedco Capital REIT Fund	79,250	176,959
Seera Group Holding (b)	48,450	289,612
Shams (b)	712,516	182,045
SHL Finance Co. (b)	26,075	126,163
Sinad Holding Co. (b)	65,797	239,905
Southern Province Cement Co.	30,672	281,627
Sumou Real Estate Co.	14,337	179,337
Sustained Infrastructure Holding Co.	40,843	347,841
Tabuk Cement Co.	32,301	110,553

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tanmiah Food Co.	5,564	$179,178
Theeb Rent A Car Co.	17,952	365,977
Umm Al-Qura Cement Co. (b)	27,453	136,045
United Electronics Co.	27,390	657,523
United International Transportation Co.	25,851	563,474
United Wire Factories Co.	8,296	63,919
Wafrah for Industry & Development (b)	6,698	68,542
Walaa Cooperative Insurance Co. (b)	34,342	176,947
Yamama Cement Co.	69,600	649,247
Yanbu Cement Co.	56,066	362,592
Zahrat Al Waha For Trading Co.	5,123	44,176
Zamil Industrial Investment Co. (b)	22,270	191,737
		24,298,486
SINGAPORE — 0.2%
Geo Energy Resources Ltd. (c)	587,800	127,108
Guan Chong Bhd.	482,910	426,589
Riverstone Holdings Ltd.	512,800	409,729
Yangzijiang Financial Holding Ltd.	2,188,900	665,880
		1,629,306
SOUTH AFRICA — 3.3%
Adcock Ingram Holdings Ltd.	46,619	165,526
Advtech Ltd.	424,285	760,880
AECI Ltd.	66,233	306,841
Afrimat Ltd. (c)	89,399	336,135
Astral Foods Ltd. (b)	23,560	233,477
Attacq Ltd. REIT	403,977	296,935
AVI Ltd.	225,785	1,312,832
Barloworld Ltd.	102,942	592,067
Burstone Group Ltd. REIT	327,500	163,143
City Lodge Hotels Ltd.	232,080	62,109
Coronation Fund Managers Ltd. (c)	95,017	197,184
Curro Holdings Ltd.	379,621	262,536
DataTec Ltd.	150,314	397,253
Dis-Chem Pharmacies Ltd. (d)	302,165	578,069
DRDGOLD Ltd. (c)	462,945	405,537
Equites Property Fund Ltd. REIT (c)	380,047	296,062
Fairvest Ltd. Class B, REIT	967,731	244,625
Famous Brands Ltd.	56,861	207,918
Fortress Real Estate Investments Ltd. Class B	669,323	718,627
Grindrod Ltd.	458,763	290,769
Hosken Consolidated Investments Ltd.	46,683	405,724
Hyprop Investments Ltd. REIT (c)	254,983	627,931
JSE Ltd.	36,575	233,987
KAP Ltd. (b)	1,455,239	236,756
Life Healthcare Group Holdings Ltd. (c)	995,416	864,065
Security Description	Shares	Value
Motus Holdings Ltd.	120,154	$773,710
Netcare Ltd.	928,818	734,391
Ninety One Ltd.	101,855	186,977
Oceana Group Ltd. (c)	79,348	283,752
Omnia Holdings Ltd.	136,755	566,008
Pan African Resources PLC (c)	1,020,935	443,109
Pick n Pay Stores Ltd. (b) (c)	180,004	292,852
PPC Ltd.	914,577	249,606
PSG Financial Services Ltd.	815,787	848,211
Raubex Group Ltd.	47,124	132,357
Redefine Properties Ltd. REIT	4,834,666	1,165,751
Resilient REIT Ltd.	188,262	586,236
Reunert Ltd.	88,730	352,663
SA Corporate Real Estate Ltd. REIT (c)	1,294,011	200,239
Sappi Ltd.	366,927	957,860
SPAR Group Ltd. (b)	115,468	893,944
Stor-Age Property REIT Ltd.	259,966	214,641
Sun International Ltd.	119,039	274,414
Super Group Ltd. (c)	268,275	419,402
Telkom SA SOC Ltd. (b)	266,547	493,967
Thungela Resources Ltd.	109,920	778,760
Transaction Capital Ltd. (b) (c)	231,238	29,900
Tsogo Sun Ltd.	229,247	123,917
Vukile Property Fund Ltd. REIT	611,864	582,681
We Buy Cars Holdings Ltd.	209,469	477,882
Wilson Bayly Holmes-Ovcon Ltd.	30,839	381,230
Zeda Ltd.	87,123	61,406
		22,702,854
TAIWAN — 25.7%
91APP, Inc.	75,000	194,452
Aaeon Technology, Inc.	32,542	125,068
Abico Avy Co. Ltd. (c)	176,000	203,999
Ability Enterprise Co. Ltd.	146,000	292,583
Ability Opto-Electronics Technology Co. Ltd. (c)	61,070	392,113
AblePrint Technology Co. Ltd.	2,772	136,129
AcBel Polytech, Inc. (c)	591,709	545,965
Ace Pillar Co. Ltd.	25,000	106,376
Acepodia, Inc. (b)	210,389	111,982
Acer E-Enabling Service Business, Inc.	15,000	131,541
ACES Electronic Co. Ltd. (b)	71,000	105,576
Acme Electronics Corp. (b)	74,221	62,031
Acter Group Corp. Ltd.	70,000	793,210
Action Electronics Co. Ltd. (c)	301,000	174,442
Actron Technology Corp. (c)	57,983	294,474
ADATA Technology Co. Ltd. (c)	185,776	444,260
Addcn Technology Co. Ltd.	22,549	126,898
Adlink Technology, Inc.	108,000	255,304
Advanced Ceramic X Corp.	40,642	223,761
Advanced Echem Materials Co. Ltd.	43,157	892,509
Advanced Energy Solution Holding Co. Ltd.	31,000	1,077,948

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Advanced International Multitech Co. Ltd.	70,805	$162,194
Advanced Lithium Electrochemistry Cayman Co. Ltd. (b)	43,285	57,301
Advanced Optoelectronic Technology, Inc. (b)	128,000	91,751
Advanced Power Electronics Corp.	44,793	125,288
Advanced Wireless Semiconductor Co. (c)	89,426	301,410
Advancetek Enterprise Co. Ltd. (c)	189,042	438,808
AGV Products Corp.	248,000	88,505
AIC, Inc. (c)	17,682	176,364
Alar Pharmaceuticals, Inc.	25,767	111,212
Alcor Micro Corp. (c)	51,466	215,851
Alexander Marine Co. Ltd.	6,763	42,495
ALI Corp. (b) (c)	79,565	91,980
All Ring Tech Co. Ltd.	51,555	632,162
Allied Circuit Co. Ltd.	23,750	86,931
Allied Supreme Corp.	37,000	346,475
Allis Electric Co. Ltd. (c)	144,167	441,940
Alltek Technology Corp.	74,000	77,534
Alltop Technology Co. Ltd. (c)	20,607	165,625
Alpha Networks, Inc.	161,285	172,922
Altek Corp. (c)	214,012	249,037
Amazing Microelectronic Corp.	17,664	46,174
Ambassador Hotel	97,000	163,025
AMPACS Corp.	6,412	8,214
Ampak Technology, Inc. (c)	36,000	165,261
AMPOC Far-East Co. Ltd.	48,000	141,726
AmTRAN Technology Co. Ltd.	481,227	272,286
Andes Technology Corp. (b)	17,089	216,059
Anpec Electronics Corp.	58,582	305,557
AP Memory Technology Corp. (c)	84,324	814,060
Apac Opto Electronics, Inc.	37,000	110,488
Apacer Technology, Inc.	69,000	94,288
APAQ Technology Co. Ltd. (c)	25,000	113,239
Apex Biotechnology Corp.	65,000	59,678
Apex Dynamics, Inc. (c)	8,000	226,692
Apex International Co. Ltd. (b)	134,020	136,536
ARBOR Technology Corp.	87,000	142,238
Arcadyan Technology Corp.	114,318	611,960
Ardentec Corp. (c)	280,083	453,641
Argosy Research, Inc.	44,368	211,795
Arizon RFID Technology Cayman Co. Ltd. (c)	24,000	171,300
Asia Optical Co., Inc.	153,540	882,804
Asia Polymer Corp. (c)	353,020	146,443
ASIX Electronics Corp.	30,703	97,865
ASROCK, Inc. (c)	34,801	245,739
Aten International Co. Ltd.	60,000	138,358
AURAS Technology Co. Ltd. (c)	49,227	1,009,030
Aurora Corp.	32,000	61,297
Aurotek Corp. (c)	52,000	145,764
Security Description	Shares	Value
Avalue Technology, Inc. (c)	31,000	$84,534
Axiomtek Co. Ltd.	60,052	198,742
Azurewave Technologies, Inc.	79,000	135,665
Bafang Yunji International Co. Ltd. (c)	29,661	133,899
Bank of Kaohsiung Co. Ltd.	519,401	182,193
Baotek Industrial Materials Ltd. (b) (c)	75,000	90,134
Basso Industry Corp.	100,800	129,134
BenQ Materials Corp. (c)	97,822	89,514
BES Engineering Corp. (c)	963,356	312,945
Billion Electric Co. Ltd.	93,000	83,683
Bin Chuan Enterprise Co. Ltd. (c)	136,000	210,319
Bionet Corp. (c)	38,000	92,147
Biostar Microtech International Corp. (b)	128,251	99,950
Bioteque Corp.	26,729	100,689
Bonny Worldwide Ltd. (b)	16,000	138,602
Brave C&H Supply Co. Ltd.	14,000	44,411
Brighton-Best International Taiwan, Inc.	266,227	273,661
Brillian Network & Automation Integrated System Co. Ltd.	22,813	153,434
Brogent Technologies, Inc.	35,136	156,472
Browave Corp. (c)	57,337	247,470
C Sun Manufacturing Ltd. (c)	69,322	436,639
Capital Securities Corp. (c)	1,693,771	1,273,512
Career Technology MFG. Co. Ltd. (b)	174,338	81,095
Cashbox Partyworld Co. Ltd.	34,377	92,484
Castles Technology Co. Ltd.	56,700	144,757
Caswell, Inc.	45,166	151,543
Cathay Real Estate Development Co. Ltd.	496,332	363,341
CCP Contact Probes Co. Ltd.	92,000	108,039
Cenra, Inc.	146,000	166,554
Center Laboratories, Inc.	457,045	611,308
Central Reinsurance Co. Ltd.	235,178	185,434
Century Iron & Steel Industrial Co. Ltd. (c)	129,000	645,305
Century Wind Power Co. Ltd.	39,818	353,430
Champion Microelectronic Corp.	47,000	76,124
Chang Wah Electromaterials, Inc.	264,190	366,656
Chang Wah Technology Co. Ltd.	257,000	261,825
Channel Well Technology Co. Ltd.	128,937	278,447
Chant Sincere Co. Ltd.	44,000	101,731
Charoen Pokphand Enterprise	134,542	370,576
CHC Healthcare Group (c)	65,000	82,875
Chen Full International Co. Ltd.	41,000	56,777
Chenbro Micom Co. Ltd. (c)	43,000	349,540
Cheng Fwa Industrial Co. Ltd. (b) (c)	118,000	111,757
Cheng Loong Corp.	798,128	462,549

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Cheng Mei Materials Technology Corp. (b)	556,047	$225,577
Cheng Uei Precision Industry Co. Ltd. (c)	235,915	522,425
Chenming Electronic Technology Corp. (c)	89,000	384,130
Chia Chang Co. Ltd.	72,000	90,811
Chia Hsin Cement Corp.	400,424	207,635
Chicony Power Technology Co. Ltd. (c)	101,000	368,147
Chief Telecom, Inc.	19,800	289,289
Chieftek Precision Co. Ltd. (c)	58,267	212,384
China Bills Finance Corp.	740,394	339,884
China Electric Manufacturing Corp.	398,000	191,203
China General Plastics Corp.	111,557	40,663
China Glaze Co. Ltd.	167,000	100,095
China Man-Made Fiber Corp. (b)	1,245,828	280,064
China Metal Products	260,727	246,535
China Motor Corp. (c)	176,000	426,250
China Petrochemical Development Corp. (b) (c)	1,574,225	352,928
China Steel Chemical Corp.	139,000	390,486
China Steel Structure Co. Ltd.	64,808	100,025
China Wire & Cable Co. Ltd.	116,000	127,731
Ching Feng Home Fashions Co. Ltd.	129,232	113,723
Chin-Poon Industrial Co. Ltd.	188,000	222,495
Chip Hope Co. Ltd. (b)	46,000	94,148
Chipbond Technology Corp.	436,000	856,453
ChipMOS Technologies, Inc.	430,875	412,022
CHO Pharma, Inc. (b)	36,921	57,998
Chong Hong Construction Co. Ltd.	144,275	378,021
Chung Hung Steel Corp. (c)	601,000	325,390
Chung Hwa Pulp Corp. (b) (c)	199,488	100,704
Chung Tai Resource Technology Corp.	13,816	33,798
Chunghwa Precision Test Tech Co. Ltd.	14,000	376,641
Cleanaway Co. Ltd.	52,000	285,501
Clevo Co. (c)	313,212	493,924
CMC Magnetics Corp. (c)	803,267	248,689
CMSC, Inc.	13,752	70,890
CoAsia Electronics Corp. (b) (c)	65,000	75,638
Comtrend Corp. (b)	30,000	72,016
Concord International Securities Co. Ltd.	283,050	125,620
Concord Securities Co. Ltd.	287,573	116,224
Continental Holdings Corp.	362,233	332,020
Contrel Technology Co. Ltd.	63,000	102,808
Coretronic Corp. (c)	187,652	535,748
Co-Tech Development Corp.	108,511	193,625
Crowell Development Corp.	92,000	119,264
CSBC Corp. Taiwan (b)	535,705	245,920
CTCI Corp.	488,000	574,564
CTI Traffic Industries Co. Ltd. (c)	24,000	81,624
Security Description	Shares	Value
Cub Elecparts, Inc.	21,149	$68,702
CviLux Corp.	65,000	96,555
Cyberlink Corp.	59,000	175,104
CyberPower Systems, Inc.	54,050	640,499
CyberTAN Technology, Inc. (b) (c)	217,000	222,729
DA CIN Construction Co. Ltd.	73,745	120,567
Dah San Electric Wire & Cable Co. Ltd.	56,000	94,459
Da-Li Development Co. Ltd.	186,453	251,660
Darfon Electronics Corp.	177,000	235,122
Darwin Precisions Corp.	312,576	121,562
Daxin Materials Corp.	30,000	173,863
Delpha Construction Co. Ltd. (c)	345,000	412,512
Depo Auto Parts Ind Co. Ltd.	83,000	543,046
Diamond Biofund, Inc. (b)	96,000	95,753
Dimerco Data System Corp.	44,000	159,039
Dimerco Express Corp.	70,568	175,427
DingZing Advanced Materials, Inc.	23,000	102,076
D-Link Corp.	427,390	331,775
D-Link India Ltd.	13,172	84,096
Drewloong Precision, Inc.	14,162	66,092
Dyaco International, Inc.	144,311	119,289
Dynamic Holding Co. Ltd. (c)	158,189	295,297
Dynapack International Technology Corp. (c)	109,000	698,196
E&R Engineering Corp.	61,393	162,356
Eastech Holding Ltd. (c)	33,000	126,325
Easywell Biomedical, Inc. (b)	36,000	70,607
eCloudvalley Digital Technology Co. Ltd.	36,000	131,770
ECOVE Environment Corp.	14,000	122,131
Edimax Technology Co. Ltd. (b) (c)	94,000	84,869
Edom Technology Co. Ltd.	133,000	124,949
Egis Technology, Inc. (b)	46,000	247,648
EirGenix, Inc. (b) (c)	149,977	329,373
Elan Microelectronics Corp.	184,029	847,607
E-Lead Electronic Co. Ltd. (c)	79,295	143,427
Elite Advanced Laser Corp. (b) (c)	84,600	740,600
Elite Semiconductor Microelectronics Technology, Inc.	186,674	353,026
Elitegroup Computer Systems Co. Ltd.	241,147	164,028
Enlight Corp. (b)	66,000	64,924
Ennoconn Corp.	75,311	669,620
Ennostar, Inc.	472,000	601,797
Episil Technologies, Inc. (b)	81,501	123,428
Episil-Precision, Inc.	119,347	171,642
Eris Technology Corp.	18,165	127,714
Eson Precision Ind Co. Ltd.	98,000	209,544
Eternal Materials Co. Ltd.	800,764	679,017
Etron Technology, Inc. (b) (c)	278,356	306,931
Eurocharm Holdings Co. Ltd.	24,000	146,411

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ever Fortune AI Co. Ltd.	46,878	$102,952
Ever Supreme Bio Technology Co. Ltd.	63,533	340,101
Evergreen Aviation Technologies Corp.	71,922	213,235
Evergreen International Storage & Transport Corp.	216,214	206,094
EVERGREEN Steel Corp.	156,445	425,655
Everlight Chemical Industrial Corp.	399,385	255,825
Everlight Electronics Co. Ltd.	276,000	715,582
Excelliance Mos Corp.	15,000	41,819
Excelsior Medical Co. Ltd.	92,395	242,370
EZconn Corp. (c)	39,784	788,775
Falcon Machine Tools Co. Ltd.	3,000	3,052
Far Eastern Department Stores Ltd.	644,490	442,313
Farglory F T Z Investment Holding Co. Ltd. (c)	97,410	126,128
Favite, Inc. (b)	20,000	30,868
Federal Corp. (b)	154,806	89,481
Feedback Technology Corp.	46,442	177,781
Feng Hsin Steel Co. Ltd.	340,270	722,378
FIC Global, Inc. (c)	81,000	99,198
Firich Enterprises Co. Ltd.	125,516	118,493
First Copper Technology Co. Ltd. (b) (c)	76,756	86,977
First Hi-Tec Enterprise Co. Ltd. (c)	52,000	177,645
First Steamship Co. Ltd. (b)	178,000	39,092
FIT Holding Co. Ltd.	129,533	242,989
Fitipower Integrated Technology, Inc.	22,948	162,742
Fittech Co. Ltd. (b)	30,477	116,667
FLEXium Interconnect, Inc.	191,011	374,628
Flytech Technology Co. Ltd.	102,000	272,543
FocalTech Systems Co. Ltd. (c)	131,405	356,725
FOCI Fiber Optic Communications, Inc.	63,598	480,120
Forcecon Tech Co. Ltd. (c)	54,950	245,548
Foresee Pharmaceuticals Co. Ltd. (b)	77,339	182,823
Formosa Advanced Technologies Co. Ltd.	63,000	54,190
Formosa International Hotels Corp. (c)	41,562	242,137
Formosa Laboratories, Inc. (c)	66,724	140,024
Formosa Oilseed Processing Co. Ltd.	28,350	35,411
Formosa Pharmaceuticals, Inc. (b)	67,666	77,295
Formosa Sumco Technology Corp. (c)	45,000	134,515
Formosa Taffeta Co. Ltd. (c)	806,000	451,131
Formosan Rubber Group, Inc.	292,449	230,145
Formosan Union Chemical	323,409	200,746
Forward Electronics Co. Ltd. (b)	75,000	74,578
Security Description	Shares	Value
Fositek Corp. (c)	36,052	$890,729
Foxsemicon Integrated Technology, Inc.	59,050	547,551
FSP Technology, Inc. (c)	155,000	289,817
Fu Hua Innovation Co. Ltd.	240,786	244,205
Fulgent Sun International Holding Co. Ltd.	92,671	334,961
Fulltech Fiber Glass Corp. (b) (c)	243,080	195,742
Fusheng Precision Co. Ltd.	70,364	676,071
Fwusow Industry Co. Ltd.	157,082	72,829
G Shank Enterprise Co. Ltd.	80,590	211,157
G Tech Optoelectronics Corp. (b) (c)	96,951	98,328
Gallant Micro Machining Co. Ltd. (c)	4,000	78,086
Gallant Precision Machining Co. Ltd. (c)	73,375	249,548
Gamania Digital Entertainment Co. Ltd.	108,000	254,315
Gemtek Technology Corp. (c)	325,234	332,332
General Interface Solution Holding Ltd. (b)	48,416	74,726
Generalplus Technology, Inc.	79,000	136,147
Genesys Logic, Inc. (c)	57,553	291,412
Genius Electronic Optical Co. Ltd. (c)	62,972	973,838
GeoVision, Inc.	61,190	103,400
GFC Ltd.	40,000	125,669
Giantplus Technology Co. Ltd.	199,000	91,049
Gigasolar Materials Corp. (b)	35,000	82,203
Gigastorage Corp. (b)	202,446	90,773
Global Brands Manufacture Ltd.	193,608	339,565
Global Lighting Technologies, Inc.	53,000	99,422
Global Mixed Mode Technology, Inc.	44,860	328,399
Global PMX Co. Ltd. (c)	40,412	134,359
Globaltek Fabrication Co. Ltd.	40,000	100,291
Globe Union Industrial Corp.	423,124	176,170
Gloria Material Technology Corp. (c)	373,909	530,335
GMI Technology, Inc. (c)	52,000	85,492
Gogoro, Inc. (b) (c)	48,214	24,093
Golden Biotechnology Corp. (b)	92,880	44,054
Golden Long Teng Development Co. Ltd.	80,000	67,715
Goldsun Building Materials Co. Ltd.	631,044	952,788
Gongwin Biopharm Holdings Co. Ltd. (b)	21,875	75,731
Gourmet Master Co. Ltd.	33,000	97,436
Grand Fortune Securities Co. Ltd.	322,000	120,316
Grand Pacific Petrochemical (b) (c)	1,165,280	371,431
Grand Process Technology Corp.	14,181	642,340

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
GrandTech CG Systems, Inc.	23,000	$39,147
Grape King Bio Ltd.	106,000	483,369
Great Giant Fibre Garment Co. Ltd.	17,052	130,031
Great Tree Pharmacy Co. Ltd. (c)	48,854	217,563
Great Wall Enterprise Co. Ltd.	536,604	842,932
Greatek Electronics, Inc.	250,474	448,469
Green World FinTech Service Co. Ltd. (c)	81,000	150,959
Group Up Industrial Co. Ltd.	31,000	228,828
GTM Holdings Corp.	93,000	95,313
Gudeng Precision Industrial Co. Ltd.	48,739	723,997
GUS TECHNOLOGY Co. Ltd. (b)	129,757	110,227
Hannstar Board Corp.	181,540	294,588
HannStar Display Corp. (b)	1,347,599	346,102
HannsTouch Holdings Co. (b)	608,987	168,665
Harvatek Corp.	93,969	65,351
HD Renewable Energy Co. Ltd. (c)	50,382	321,952
Heran Co. Ltd. (c)	15,000	46,897
Hey Song Corp.	130,000	162,973
Hi-Clearance, Inc.	11,000	46,806
Himax Technologies, Inc. ADR	78,857	634,010
Hitron Technology, Inc.	53,000	49,145
Hiwin Mikrosystem Corp.	19,000	88,670
Hiyes International Co. Ltd. (c)	42,370	259,768
Ho Tung Chemical Corp.	837,351	204,073
Hocheng Corp.	174,000	91,818
Holdings-Key Electric Wire & Cable Co. Ltd. (c)	92,000	132,313
Holiday Entertainment Co. Ltd.	49,000	117,925
Holtek Semiconductor, Inc.	106,648	152,728
Holy Stone Enterprise Co. Ltd.	77,150	201,438
Hong Ho Precision Textile Co. Ltd.	73,000	90,514
Hong Pu Real Estate Development Co. Ltd.	174,000	173,021
Hong TAI Electric Industrial	127,559	131,899
Hota Industrial Manufacturing Co. Ltd. (c)	71,106	146,400
Hotai Finance Co. Ltd.	47,000	109,814
Hotron Precision Electronic Industrial Co. Ltd. (b) (c)	166,884	142,275
Hsin Kuang Steel Co. Ltd.	225,000	317,071
Hsin Yung Chien Co. Ltd.	26,547	76,116
HTC Corp. (b) (c)	239,515	359,442
Hu Lane Associate, Inc.	49,740	267,024
HUA ENG Wire & Cable Co. Ltd.	232,429	183,621
Hua Yu Lien Development Co. Ltd.	26,000	98,339
Huaku Development Co. Ltd. (c)	188,686	656,109
Huang Hsiang Construction Corp.	111,000	219,058
Security Description	Shares	Value
Hung Ching Development & Construction Co. Ltd.	98,000	$113,291
Hung Sheng Construction Ltd.	164,000	127,560
Hwang Chang General Contractor Co. Ltd. (c)	99,600	223,295
Ibase Technology, Inc.	93,817	210,902
IBF Financial Holdings Co. Ltd. (c)	2,134,876	973,521
IC Plus Corp. (b)	44,000	101,060
ICARES Medicus, Inc.	23,000	86,992
ICatch Technology, Inc. (b)	61,000	122,988
Ichia Technologies, Inc. (c)	184,709	216,629
I-Chiun Precision Industry Co. Ltd. (c)	132,717	457,442
IEI Integration Corp.	59,000	141,991
In Win Development, Inc. (b)	38,000	106,404
Infortrend Technology, Inc. (c)	109,000	106,225
Info-Tek Corp.	123,000	148,945
Ingentec Corp. (c)	27,410	144,221
Innodisk Corp.	57,397	381,660
Inpaq Technology Co. Ltd. (c)	63,652	158,817
Insyde Software Corp.	26,400	310,830
Intai Technology Corp.	24,000	83,454
Integrated Service Technology, Inc. (c)	54,083	223,528
International CSRC Investment Holdings Co. (b)	606,767	235,048
Iron Force Industrial Co. Ltd.	62,226	187,525
I-Sheng Electric Wire & Cable Co. Ltd.	67,000	105,248
ITE Technology, Inc. (c)	111,992	512,401
ITEQ Corp. (c)	148,640	356,814
J&V Energy Technology Co. Ltd. (c)	33,000	178,667
Jarllytec Co. Ltd. (c)	30,000	161,509
Jean Co. Ltd. (c)	122,000	93,776
Jhu Jian Catering Co. Ltd.	33,312	77,528
Jia Wei Lifestyle, Inc.	46,000	101,164
Ji-Haw Industrial Co. Ltd. (b)	113,000	76,518
Jiin Yeeh Ding Enterprise Co. Ltd. (c)	59,848	112,085
Jiu Han System Technology Co. Ltd.	22,000	88,243
JMicron Technology Corp. (b)	31,235	39,443
Johnson Health Tech Co. Ltd.	82,121	462,149
Jong Shyn Shipbuilding Co. Ltd.	33,819	84,897
JPC connectivity, Inc. (c)	60,000	268,115
JPP Holding Co. Ltd.	30,452	146,294
K Laser Technology, Inc.	124,885	76,185
Kaori Heat Treatment Co. Ltd.	58,000	560,814
Kedge Construction Co. Ltd.	13,260	27,989
KEE TAI Properties Co. Ltd.	380,792	168,418
Kenda Rubber Industrial Co. Ltd.	573,180	474,671
Kenmec Mechanical Engineering Co. Ltd. (c)	134,498	369,634
Kerry TJ Logistics Co. Ltd.	162,000	191,231

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Keystone Microtech Corp.	12,586	$164,118
Kindom Development Co. Ltd.	187,327	290,837
King Polytechnic Engineering Co. Ltd.	65,000	99,529
Kingray Technology Co. Ltd. (b)	24,534	35,172
King's Town Bank Co. Ltd.	638,000	986,643
King's Town Construction Co. Ltd. (b)	56,000	118,031
Kinik Co. (c)	78,869	689,227
Kinko Optical Co. Ltd.	139,338	126,016
Kinpo Electronics	789,371	633,240
Kinsus Interconnect Technology Corp. (c)	179,000	551,450
KMC Kuei Meng International, Inc.	31,000	112,995
KS Terminals, Inc.	79,712	189,406
Kung Long Batteries Industrial Co. Ltd.	45,000	212,753
Kung Sing Engineering Corp. (b) (c)	312,724	99,203
Kuo Toong International Co. Ltd.	177,917	261,575
Kuo Yang Construction Co. Ltd.	371,662	260,740
Kwong Lung Enterprise Co. Ltd.	36,000	63,249
KYE Systems Corp.	87,000	126,581
L&K Engineering Co. Ltd. (c)	106,928	732,216
La Kaffa International Co. Ltd.	10,000	30,960
LandMark Optoelectronics Corp. (c)	60,526	714,471
Lanner Electronics, Inc.	95,360	273,999
Laser Tek Taiwan Co. Ltd. (c)	54,000	89,933
Laster Tech Corp. Ltd.	54,000	57,155
Leader Electronics, Inc. (b)	181,822	90,122
Leadtek Research, Inc. (b)	40,000	91,629
Leadtrend Technology Corp.	27,338	56,036
Lealea Enterprise Co. Ltd. (b) (c)	689,600	186,364
Lelon Electronics Corp.	45,818	113,621
Li Peng Enterprise Co. Ltd. (b)	139,985	30,401
Lian HWA Food Corp.	114,657	484,375
Lin BioScience, Inc. (b)	55,596	233,173
Lingsen Precision Industries Ltd.	203,694	110,283
Lintes Technology Co. Ltd. (c)	39,646	190,463
Lion Travel Service Co. Ltd. (c)	41,859	157,684
Liton Technology Corp.	52,551	62,835
Locus Cell Co. Ltd. (b)	48,355	29,425
Long Da Construction & Development Corp.	134,846	138,817
Longchen Paper & Packaging Co. Ltd. (b)	265,972	94,108
Longwell Co.	106,000	238,289
Lumax International Corp. Ltd.	75,689	263,190
Lumosa Therapeutics Co. Ltd. (b)	73,397	559,693
Lung Yen Life Service Corp. (b)	31,000	52,385
LuxNet Corp. (c)	68,109	390,565
M3 Technology, Inc.	12,000	34,956
M31 Technology Corp.	21,553	495,033
Security Description	Shares	Value
Macauto Industrial Co. Ltd.	43,114	$70,356
Machvision, Inc.	26,915	325,103
Macronix International Co. Ltd. (c)	984,000	594,281
Marketech International Corp.	55,750	250,824
Materials Analysis Technology, Inc. (c)	37,025	280,077
Mayer Steel Pipe Corp.	93,955	80,243
Medigen Biotechnology Corp. (b)	78,000	77,085
Medigen Vaccine Biologics Corp. (b)	49,000	53,881
Mega Union Technology, Inc.	36,308	413,088
Mercuries & Associates Holding Ltd.	640,693	299,001
Mercuries Life Insurance Co. Ltd. (b)	2,705,376	520,701
Merdury Biopharmaceutical Corp. (b)	171,553	68,287
Merry Electronics Co. Ltd.	113,385	373,517
METAAGE Corp. (c)	60,000	92,971
Microbio Co. Ltd. (b) (c)	311,961	314,012
Microelectronics Technology, Inc. (b)	43,927	53,863
Mildef Crete, Inc.	37,000	97,284
MIN AIK Technology Co. Ltd.	116,736	86,881
Mirle Automation Corp. (c)	149,718	382,692
Mitac Holdings Corp. (c)	600,544	1,298,741
Mobiletron Electronics Co. Ltd. (b)	37,000	44,466
MOSA Industrial Corp. (b)	189,220	125,533
Mosel Vitelic, Inc. (b) (c)	59,289	57,328
Motech Industries, Inc.	119,400	75,753
MSSCORPS Co. Ltd. (c)	25,000	120,865
Mycenax Biotech, Inc. (b)	184,106	243,719
Nak Sealing Technologies Corp.	43,102	149,219
Namchow Holdings Co. Ltd.	62,215	94,410
Nan Juen International Co. Ltd.	22,000	114,078
Nan Kang Rubber Tire Co. Ltd. (b)	336,204	466,601
Nan Pao Resins Chemical Co. Ltd. (c)	38,000	363,952
Nantex Industry Co. Ltd.	232,504	241,124
Netronix, Inc. (c)	53,228	191,582
New Era Electronics Co. Ltd. (c)	36,000	124,083
Nexcom International Co. Ltd.	79,000	154,942
Nichidenbo Corp.	79,000	167,954
Niching Industrial Corp.	39,000	92,907
North-Star International Co. Ltd.	168,605	253,027
Nova Technology Corp.	21,000	115,298
Nuvoton Technology Corp. (c)	91,810	249,236
O-Bank Co. Ltd.	1,338,970	403,923
OBI Pharma, Inc. (b)	131,908	235,374
Ocean Plastics Co. Ltd.	106,000	105,727
OK Biotech Co. Ltd.	145,000	90,447
Optimax Technology Corp.	89,656	91,476

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Orient Semiconductor Electronics Ltd. (c)	264,704	$280,170
Oriental Union Chemical Corp.	369,500	161,169
Pacific Construction Co.	263,000	90,248
Pacific Hospital Supply Co. Ltd.	49,000	145,874
Pan German Universal Motors Ltd.	15,000	136,574
Pan Jit International, Inc.	210,000	328,600
Pan-International Industrial Corp. (c)	320,539	400,863
Panion & BF Biotech, Inc. (c)	53,785	134,690
Paragon Technologies Co. Ltd. (b) (c)	109,000	84,448
PCL Technologies, Inc. (c)	56,795	258,990
P-Duke Technology Co. Ltd.	72,000	200,949
Pegavision Corp. (c)	37,271	428,592
PharmaEngine, Inc.	59,000	162,507
Pharmally International Holding Co. Ltd. (b) (e)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	78,135
Phihong Technology Co. Ltd. (b) (c)	221,847	253,418
Phoenix Pioneer Technology Co. Ltd. (b)	107,835	35,852
Phoenix Silicon International Corp. (c)	84,082	357,774
Phoenix Tours International, Inc.	34,100	66,360
Phytohealth Corp. (b)	114,493	58,670
Pixart Imaging, Inc.	95,060	742,282
Planet Technology Corp.	16,000	73,205
PlayNitride, Inc. (b)	36,000	219,616
Polaris Group (b)	116,487	162,200
Polytronics Technology Corp.	39,000	69,115
Posiflex Technology, Inc. (c)	39,000	437,173
Power Wind Health Industry, Inc.	66,000	225,472
Poya International Co. Ltd.	46,102	698,185
President Securities Corp.	601,604	472,519
Primax Electronics Ltd.	304,000	704,723
Prince Housing & Development Corp.	947,996	296,389
Pro Hawk Corp.	22,000	110,723
Progate Group Corp. (c)	24,016	133,323
Promate Electronic Co. Ltd.	142,000	346,505
Prosperity Dielectrics Co. Ltd.	63,000	81,958
Quang Viet Enterprise Co. Ltd.	24,000	73,205
Quanta Storage, Inc.	139,000	472,739
Radium Life Tech Co. Ltd.	432,549	142,492
Raydium Semiconductor Corp.	40,349	484,909
RDC Semiconductor Co. Ltd. (b) (c)	40,199	245,232
Rechi Precision Co. Ltd.	152,000	116,140
Rexon Industrial Corp. Ltd. (c)	105,000	96,883
Rich Development Co. Ltd.	494,710	146,220
RichWave Technology Corp. (b) (c)	54,857	356,404
Ritek Corp. (b)	594,693	252,138
Security Description	Shares	Value
Ruentex Engineering & Construction Co.	55,336	$252,337
Run Long Construction Co. Ltd. (c)	250,430	285,686
Sampo Corp.	232,221	198,685
San Fang Chemical Industry Co. Ltd.	180,000	202,321
San Far Property Ltd.	110,000	75,829
San Fu Chemical Co. Ltd. (c)	44,000	173,802
Sanyang Motor Co. Ltd. (c)	389,945	821,888
Savior Lifetec Corp.	152,500	94,892
SCI Pharmtech, Inc.	43,157	119,264
Scientech Corp. (c)	37,639	454,063
ScinoPharm Taiwan Ltd. (c)	169,000	113,665
SciVision Biotech, Inc.	44,000	139,578
SDI Corp.	89,570	257,909
Sea Sonic Electronics Co. Ltd.	29,592	63,184
Senao Networks, Inc.	38,522	230,301
Senhwa Biosciences, Inc. (b)	97,000	128,704
Sensortek Technology Corp. (c)	15,000	114,383
Sercomm Corp.	176,000	654,944
Sesoda Corp.	128,914	146,080
ShenMao Technology, Inc.	60,853	118,979
Shieh Yih Machinery Industry Co. Ltd.	91,000	103,395
Shih Her Technologies, Inc.	33,000	127,835
Shih Wei Navigation Co. Ltd. (b)	19,605	9,987
Shihlin Paper Corp. (b)	129,558	204,704
Shin Ruenn Development Co. Ltd.	49,000	95,505
Shin Zu Shing Co. Ltd. (c)	109,962	704,358
Shinfox Energy Co. Ltd. (c)	64,477	224,203
Shining Building Business Co. Ltd. (b)	281,127	87,894
Shinkong Insurance Co. Ltd.	181,841	590,708
Shinkong Synthetic Fibers Corp.	1,347,796	606,384
Shiny Brands Group Co. Ltd.	13,704	65,417
Shiny Chemical Industrial Co. Ltd.	88,767	429,153
ShunSin Technology Holding Ltd. (c)	28,000	204,975
Shuttle, Inc. (c)	189,000	120,487
Sigurd Microelectronics Corp.	292,144	601,495
Silicon Integrated Systems Corp. (c)	252,662	548,721
Silicon Optronics, Inc. (b)	26,000	72,565
Sincere Navigation Corp.	56,709	43,330
Sinew Pharma, Inc. (b)	22,388	32,471
Singatron Enterprise Co. Ltd.	114,000	102,753
Sinmag Equipment Corp.	37,271	167,685
Sinon Corp.	261,662	344,791
Sinphar Pharmaceutical Co. Ltd.	188,109	179,018
Sinyi Realty, Inc.	257,828	225,706
Sitronix Technology Corp. (c)	81,000	525,019
Siward Crystal Technology Co. Ltd.	68,000	54,032
Skytech, Inc./TW	15,000	167,915

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Softstar Entertainment, Inc. (b) (c)	114,567	$196,743
Soft-World International Corp.	60,848	232,000
Solar Applied Materials Technology Corp. (c)	343,736	657,391
Solomon Technology Corp. (c)	79,000	404,825
Solteam, Inc.	24,530	41,975
Sonix Technology Co. Ltd.	17,123	21,753
Southeast Cement Co. Ltd.	88,000	55,026
Speed Tech Corp.	28,000	49,536
Spirox Corp. (c)	49,000	92,965
Sporton International, Inc.	63,169	398,846
Sports Gear Co. Ltd. (c)	42,000	153,731
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	115,173
Standard Foods Corp.	236,000	263,826
Stark Technology, Inc.	60,000	252,558
S-Tech Corp. (c)	113,898	100,229
Sumeeko Industries Co. Ltd.	31,000	83,777
Sun Yad Construction Co. Ltd. (b)	203,000	92,879
SunMax Biotechnology Co. Ltd.	23,000	196,434
Sunonwealth Electric Machine Industry Co. Ltd. (c)	143,000	425,713
Sunplus Innovation Technology, Inc.	22,000	99,986
Sunplus Technology Co. Ltd. (b)	202,747	189,547
Sunrex Technology Corp.	59,000	109,777
Sunspring Metal Corp. (c)	105,000	106,010
Superalloy Industrial Co. Ltd.	64,000	117,519
Supreme Electronics Co. Ltd. (c)	363,398	657,308
Swancor Holding Co. Ltd.	53,000	143,394
Sweeten Real Estate Development Co. Ltd.	81,000	79,062
Symtek Automation Asia Co. Ltd.	24,705	155,986
Syncmold Enterprise Corp.	60,932	168,571
SyneuRx International Taiwan Corp. (b) (e)	58,218	15,272
Synmosa Biopharma Corp. (c)	244,989	257,808
Syscom Computer Engineering Co. (c)	67,000	118,940
Sysgration (c)	116,760	148,334
Systex Corp. (c)	180,000	793,363
T3EX Global Holdings Corp. (c)	81,518	198,421
Ta Liang Technology Co. Ltd.	45,000	147,554
Ta Ya Electric Wire & Cable (c)	484,955	655,295
TA-I Technology Co. Ltd.	40,000	56,551
Tai Tung Communication Co. Ltd. (b) (c)	128,000	94,288
TaiDoc Technology Corp.	24,000	106,514
Taiflex Scientific Co. Ltd. (c)	175,501	240,090
Taigen Biopharmaceuticals Holdings Ltd. (b)	290,000	101,283
TaiMed Biologics, Inc. (b)	181,737	476,731
Taimide Tech, Inc.	67,000	101,263
Tainan Enterprises Co. Ltd.	83,000	89,368
Security Description	Shares	Value
Tainan Spinning Co. Ltd. (c)	956,105	$409,745
TaiSol Electronics Co. Ltd. (c)	32,000	61,590
Taisun Enterprise Co. Ltd. (b) (c)	256,549	154,550
Taita Chemical Co. Ltd.	264,243	110,422
TAI-TECH Advanced Electronics Co. Ltd. (c)	40,474	151,849
Taiwan Cogeneration Corp. (c)	342,669	435,855
Taiwan FamilyMart Co. Ltd.	22,000	124,815
Taiwan Fertilizer Co. Ltd. (c)	372,000	579,823
Taiwan Fire & Marine Insurance Co. Ltd.	64,000	55,929
Taiwan FU Hsing Industrial Co. Ltd.	90,000	141,103
Taiwan Glass Industry Corp. (b) (c)	1,067,000	532,125
Taiwan Hon Chuan Enterprise Co. Ltd.	193,514	870,634
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	52,629	61,082
Taiwan Mask Corp. (c)	99,778	149,890
Taiwan Navigation Co. Ltd.	105,000	94,961
Taiwan Paiho Ltd.	135,000	280,834
Taiwan PCB Techvest Co. Ltd.	183,000	191,180
Taiwan Puritic Corp.	13,205	67,063
Taiwan Sakura Corp.	72,283	184,321
Taiwan Semiconductor Co. Ltd.	146,000	236,917
Taiwan Shin Kong Security Co. Ltd.	180,470	225,969
Taiwan Speciality Chemicals Corp.	79,442	421,629
Taiwan Surface Mounting Technology Corp.	179,308	596,153
Taiwan TEA Corp. (b)	414,616	254,199
Taiwan Union Technology Corp.	180,000	933,368
Taiwan-Asia Semiconductor Corp. (c)	251,900	227,048
Taiyen Biotech Co. Ltd.	81,979	81,143
TCI Co. Ltd.	33,672	126,330
Team Group, Inc.	44,000	104,281
Tehmag Foods Corp.	19,000	181,107
Test Research, Inc.	118,000	439,110
Test Rite International Co. Ltd.	87,896	53,889
Thinking Electronic Industrial Co. Ltd.	48,573	224,460
Thunder Tiger Corp. (b)	91,000	194,022
Thye Ming Industrial Co. Ltd.	90,974	177,317
Tigerair Taiwan Co. Ltd. (b)	62,146	147,667
Ton Yi Industrial Corp.	562,000	262,276
Tong Hsing Electronic Industries Ltd. (c)	122,084	517,613
Tong Yang Industry Co. Ltd.	318,872	1,089,346
Tong-Tai Machine & Tool Co. Ltd.	60,000	59,296
Top Union Electronics Corp.	112,390	111,072
Topco Scientific Co. Ltd.	113,837	972,239
Topkey Corp.	60,033	374,468
Topoint Technology Co. Ltd.	43,000	43,873

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
TPK Holding Co. Ltd. (b)	279,000	$329,767
Transcend Information, Inc. (c)	167,484	442,408
TrueLight Corp. (b)	84,000	117,989
TSC Auto ID Technology Co. Ltd.	15,732	95,492
TSEC Corp. (c)	237,701	129,420
TSRC Corp.	177,028	108,805
Ttet Union Corp.	13,584	60,908
TTFB Co. Ltd.	15,400	96,296
TTY Biopharm Co. Ltd.	139,436	309,626
Tung Ho Steel Enterprise Corp.	313,392	649,066
Tung Thih Electronic Co. Ltd. (c)	51,122	138,313
TURVO International Co. Ltd. (c)	34,245	295,085
Twoway Communications, Inc.	23,334	53,380
TXC Corp.	192,080	588,816
TYC Brother Industrial Co. Ltd.	140,000	269,884
Tycoons Group Enterprise	200,433	52,027
Tyntek Corp. (c)	294,667	205,825
UDE Corp.	62,000	191,005
Ultra Chip, Inc.	60,000	136,528
U-Ming Marine Transport Corp. (c)	300,000	531,654
Union Bank of Taiwan	2,095,950	974,950
Uniplus Electronics Co. Ltd. (b)	115,903	82,549
Unitech Printed Circuit Board Corp. (b)	401,620	403,035
United Alloy-Tech Co. (b)	103,000	122,056
United Orthopedic Corp.	60,000	169,104
United Renewable Energy Co. Ltd. (b)	218,952	67,453
Unity Opto Technology Co. Ltd. (b) (e)	771,307	—
Universal Cement Corp.	264,392	230,646
Universal Microwave Technology, Inc.	40,963	409,824
Universal Vision Biotechnology Co. Ltd.	34,472	210,294
UPC Technology Corp.	659,632	179,271
UPI Semiconductor Corp.	29,069	199,501
Userjoy Technology Co. Ltd.	34,056	78,532
USI Corp.	643,590	211,032
Utechzone Co. Ltd.	48,244	169,228
Vactronics Technologies, Inc.	60,000	122,619
Ventec International Group Co. Ltd.	32,000	61,004
VIA Labs, Inc.	24,000	94,435
Via Technologies, Inc. (c)	152,000	465,952
Viking Tech Corp.	62,313	82,015
Visco Vision, Inc.	24,000	131,038
Visual Photonics Epitaxy Co. Ltd. (c)	118,371	601,161
Vivotek, Inc.	6,000	20,955
Vizionfocus, Inc.	17,000	87,374
Wafer Works Corp.	357,047	295,139
Waffer Technology Corp. (c)	88,152	184,454
Wah Lee Industrial Corp.	104,620	392,510
Security Description	Shares	Value
Walsin Technology Corp.	234,000	$660,221
Walton Advanced Engineering, Inc.	201,184	85,605
Wave Power Technology, Inc.	18,000	104,867
Ways Technical Corp. Ltd. (b)	71,000	61,072
We & Win Development Co. Ltd. (b)	183,000	68,099
We&Win Diversification Co. Ltd. (b)	87,000	77,355
Wei Chuan Foods Corp.	334,899	182,851
Weikeng Industrial Co. Ltd.	240,998	245,890
Weltrend Semiconductor (c)	63,619	107,505
Wholetech System Hitech Ltd.	33,000	109,213
Win Semiconductors Corp. (b) (c)	255,000	871,143
Winmate, Inc.	24,000	117,495
Winstek Semiconductor Co. Ltd. (c)	72,000	245,970
WinWay Technology Co. Ltd.	18,000	628,651
Wisdom Marine Lines Co. Ltd.	300,000	617,670
Wiselink Co. Ltd.	99,305	281,093
Wistron NeWeb Corp. (c)	242,344	1,016,404
WITS Corp.	32,299	111,819
Wonderful Hi-Tech Co. Ltd.	168,000	182,684
World Fitness Services Ltd.	42,000	122,344
Wowprime Corp.	66,066	476,585
WUS Printed Circuit Co. Ltd.	127,187	183,694
Xxentria Technology Materials Corp.	91,593	143,601
Yankey Engineering Co. Ltd. (c)	48,244	631,295
Yao Sheng Electronic Co. Ltd. (c)	34,000	94,789
Yea Shin International Development Co. Ltd.	183,495	177,145
Yem Chio Co. Ltd.	218,629	115,035
Yeong Guan Energy Technology Group Co. Ltd. (b)	54,599	57,956
YFY, Inc.	964,000	873,303
Yieh Phui Enterprise Co. Ltd.	1,142,440	527,931
Young Fast Optoelectronics Co. Ltd.	42,000	77,506
Youngtek Electronics Corp.	102,000	200,674
Yulon Motor Co. Ltd.	226,000	349,501
Yulon Nissan Motor Co. Ltd.	25,000	57,649
YungShin Global Holding Corp.	191,000	314,017
Zeng Hsing Industrial Co. Ltd.	16,272	55,093
Zenitron Corp.	200,348	174,471
Zero One Technology Co. Ltd.	84,000	354,863
Zhong Yang Technology Co. Ltd. (b)	63,000	100,694
ZillTek Technology Corp. (c)	26,727	261,282
Zinwell Corp. (b)	156,000	74,230
Zippy Technology Corp.	80,000	159,588
Zyxel Group Corp.	224,647	272,034
		178,896,171

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
THAILAND — 3.4%
AAPICO Hitech PCL NVDR (c)	220,544	$105,437
AEON Thana Sinsap Thailand PCL NVDR	91,954	345,215
Amata Corp. PCL	312,100	263,173
AP Thailand PCL NVDR	1,374,822	326,619
Aurora Design PCL NVDR	282,900	121,142
B Grimm Power PCL NVDR (c)	467,600	267,435
Bangchak Corp. PCL NVDR (c)	381,255	402,557
Bangchak Sriracha PCL NVDR (c)	522,700	121,879
Bangkok Airways PCL NVDR (c)	721,609	474,088
Bangkok Chain Hospital PCL NVDR	889,962	399,367
Bangkok Commercial Asset Management PCL NVDR	172,500	30,862
Bangkok Life Assurance PCL NVDR (c)	204,152	126,341
Banpu PCL NVDR	1,354,600	238,381
Banpu Power PCL NVDR	600,471	190,206
BCPG PCL	418,200	68,075
Betagro PCL NVDR	516,800	284,964
BTS Group Holdings PCL NVDR (b)	3,889,900	695,949
Cal-Comp Electronics Thailand PCL NVDR (c)	1,743,100	516,360
Central Plaza Hotel PCL NVDR (c)	577,347	584,205
CH Karnchang PCL NVDR (c)	645,492	363,497
Chularat Hospital PCL NVDR (c)	6,982,369	499,691
CK Power PCL NVDR	1,588,024	149,045
Com7 PCL NVDR	238,800	183,854
CPN Retail Growth Leasehold REIT	876,500	316,203
Dhipaya Group Holdings PCL NVDR	206,478	125,964
Ditto Thailand PCL NVDR (c)	402,581	167,668
Dohome PCL NVDR	541,745	140,620
Dynasty Ceramic PCL NVDR (c)	737,162	38,053
Eastern Polymer Group PCL NVDR (c)	1,176,499	137,336
Electricity Generating PCL NVDR	60,500	207,611
Energy Absolute PCL NVDR	2,070,300	240,457
Erawan Group PCL NVDR (c)	2,073,500	232,315
Exotic Food PCL NVDR	130,200	85,158
Forth Corp. PCL NVDR (c)	540,168	167,936
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,261,770	381,177
GFPT PCL	268,400	75,179
Gunkul Engineering PCL NVDR	5,568,903	372,404
Hana Microelectronics PCL NVDR (c)	419,636	304,004
Ichitan Group PCL NVDR (c)	654,709	282,277
IMPACT Growth Real Estate Investment Trust	338,900	107,351
Security Description	Shares	Value
Inter Far East Energy Corp. (b) (e)	283,900	$—
International Engineering PCL (b) (e)	159,640	—
IRPC PCL NVDR (c)	6,992,100	252,245
I-TAIL Corp. PCL NVDR	520,200	340,239
Jasmine International PCL NVDR (b) (c)	3,178,669	199,512
Jasmine Technology Solution PCL NVDR (b) (c)	166,896	323,072
Jaymart Group Holdings PCL NVDR (c)	711,600	275,498
JMT Network Services PCL NVDR	467,900	249,766
Karmarts PCL NVDR (c)	355,400	114,662
KCE Electronics PCL NVDR (c)	385,300	276,869
KGI Securities Thailand PCL NVDR	855,707	106,414
Kiatnakin Phatra Bank PCL NVDR	294,335	453,221
Land & Houses PCL NVDR	900,200	133,334
Major Cineplex Group PCL NVDR	378,900	163,362
MBK PCL NVDR	354,300	213,027
MC Group PCL NVDR	251,400	78,897
Mega Lifesciences PCL NVDR	402,000	392,037
MK Restaurants Group PCL NVDR (c)	266,459	192,254
Ngern Tid Lor PCL NVDR	999,880	498,547
One Enterprise Public Co. Ltd.	2,061,400	262,398
Osotspa PCL NVDR (c)	536,500	327,297
Plan B Media PCL NVDR (c)	1,196,200	249,099
Polyplex Thailand PCL	255,600	86,212
Precious Shipping PCL	425,818	84,302
Prima Marine PCL NVDR	1,170,336	295,201
PTG Energy PCL NVDR	1,222,699	294,065
Quality Houses PCL NVDR	992,100	50,049
R&B Food Supply PCL NVDR	117,900	24,033
Ratch Group PCL NVDR (c)	153,700	135,240
Regional Container Lines PCL	42,300	35,048
Rojana Industrial Park PCL NVDR	790,254	146,021
RS PCL NVDR (b) (c)	1,102,188	176,182
Samart Corp. PCL (b)	269,900	53,038
Sansiri PCL NVDR	2,197,100	115,993
Sappe PCL	45,400	90,214
SC Asset Corp. PCL NVDR (c)	2,739,200	205,671
SCGJWD Logistics PCL NVDR	415,171	130,293
Singer Thailand PCL NVDR (b) (c)	530,778	122,984
SISB PCL	179,800	158,205
SKY ICT PCL NVDR (b) (c)	304,500	236,670
SPCG PCL NVDR	371,921	92,176
Sri Trang Agro-Industry PCL NVDR (c)	661,078	350,946
Sri Trang Gloves Thailand PCL NVDR	665,599	192,291

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Srinanaporn Marketing PCL NVDR (c)	261,000	$94,157
Srisawad Corp. PCL NVDR	508,919	623,181
Star Petroleum Refining PCL NVDR (c)	1,529,101	293,756
Stecon Group PCL NVDR	328,300	74,143
Supalai PCL NVDR	672,736	359,108
SVI PCL	697,240	150,307
Synnex Thailand PCL	25,499	11,517
Taokaenoi Food & Marketing PCL NVDR (c)	848,600	201,603
Thai Vegetable Oil PCL NVDR	393,099	265,179
Thaicom PCL NVDR	586,479	218,457
Thaifoods Group PCL NVDR	1,725,498	171,057
Thanachart Capital PCL NVDR	429,200	635,712
Thonburi Healthcare Group PCL NVDR (c)	257,944	119,534
Thoresen Thai Agencies PCL	719,317	107,597
Tipco Asphalt PCL NVDR	572,797	304,081
TOA Paint Thailand PCL NVDR	265,343	116,737
TQM Alpha PCL NVDR (c)	127,700	95,508
TTW PCL NVDR	1,273,160	339,808
VGI PCL NVDR (b)	2,371,500	247,618
Vibhavadi Medical Center PCL NVDR	2,783,200	160,813
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust REIT	980,023	293,188
WHA Utilities & Power PCL NVDR (c)	1,546,250	218,593
		23,418,293
TURKEY — 3.1%
1000 Yatirimlar Holding AS (b)	8,604	76,829
Adel Kalemcilik Ticaret ve Sanayi AS	69,528	65,830
Agesa Hayat ve Emeklilik AS	27,390	126,026
Agrotech Yueksek Teknoloji VE Yatirim AS (b)	209,404	63,247
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	382,257	224,205
Akcansa Cimento AS	22,675	115,425
Akfen Yenilenebilir Enerji AS (b)	230,858	128,028
AKIS Gayrimenkul Yatirimi AS REIT	825,617	175,114
Aksa Akrilik Kimya Sanayii AS	1,480,960	541,950
Aksa Enerji Uretim AS	182,029	201,794
Alarko Holding AS	129,334	336,498
Albaraka Turk Katilim Bankasi AS (b)	848,412	154,276
Alfa Solar Enerji Sanayi VE Ticaret AS	58,290	112,012
Altinay Savunma Teknolojileri AS (b)	35,294	82,045
Anadolu Anonim Turk Sigorta Sirketi (b)	104,243	306,593
Anadolu Hayat Emeklilik AS	33,691	99,090
Security Description	Shares	Value
ARD Grup Bilisim Teknolojileri AS	88,783	$102,943
Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	72,499	110,715
Aydem Yenilenebilir Enerji AS	134,758	89,787
Aygaz AS	37,148	185,842
Baticim Bati Anadolu Cimento Sanayii AS (b)	65,237	261,055
BatiSoke Soke Cimento Sanayii TAS (b)	47,741	16,120
Bera Holding AS (b)	459,436	193,984
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (b)	437,417	58,140
Biotrend Cevre VE Enerji Yatirimlari AS (b)	162,992	78,545
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b) (c)	18,122	220,884
Borusan Yatirim ve Pazarlama AS	2,660	153,384
Bosch Fren Sistemleri Sanayi ve Ticaret AS	4,421	84,830
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	76,218	195,608
Bursa Cimento Fabrikasi AS	445,755	115,597
Can2 Termik AS (b)	1,536,056	72,110
Celebi Hava Servisi AS	1,810	96,846
Cimsa Cimento Sanayi VE Ticaret AS	301,559	397,410
CVK Maden Isletmeleri Sanayi VE Ticaret AS (b)	6,742	54,721
CW Enerji Muhendislik Ticaret VE Sanayi AS	140,331	83,499
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b)	138,919	420,925
Dogan Sirketler Grubu Holding AS	799,100	327,455
Dogus Otomotiv Servis ve Ticaret AS	20,507	112,393
Eczacibasi Yatirim Holding Ortakligi AS	16,755	93,440
EGE Endustri VE Ticaret AS	875	242,688
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	167,807	225,891
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b) (c)	775,899	298,857
Enerya Enerji AS	28,785	209,006
Erbosan Erciyas Boru Sanayii ve Ticaret AS	16,849	91,058
Escar Turizm Tasimacilik Ticaret AS	79,953	104,236
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	477,357	66,014
Fenerbahce Futbol AS (b)	83,067	110,175
Galata Wind Enerji AS	120,909	115,641
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (b)	373,822	21,249

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	45,111	$153,089
Global Yatirim Holding AS	208,181	103,618
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	7,924	94,119
Gubre Fabrikalari TAS (b)	30,783	249,847
Hektas Ticaret TAS (b)	371,483	40,657
IC Enterra Yenilenebilir Enerji AS (b)	409,162	91,528
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	585,442	126,656
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (b) (c)	97,948	145,147
Is Finansal Kiralama AS (b)	209,939	78,073
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	474,896	251,949
Is Yatirim Menkul Degerler AS	153,592	212,837
Isiklar Enerji ve Yapi Holding AS (b)	405,704	126,436
Izdemir Enerji Elektrik Uretim AS (b)	934,859	125,580
Izmir Demir Celik Sanayi AS (b)	274,894	42,369
Jantsa Jant Sanayi Ve Ticaret AS	124,888	93,382
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	126,720	111,810
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	81,969	81,875
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	713,040	546,468
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	321,314	110,041
Kayseri Seker Fabrikasi AS (b)	140,729	78,761
Kerevitas Gida Sanayi ve Ticaret AS (b)	185,443	77,302
Kiler Holding AS (b)	158,431	147,586
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	65,361	50,831
Kocaer Celik Sanayi Ve Ticaret AS	380,223	150,324
Kontrolmatik Enerji Ve Muhendislik AS	113,628	123,974
Konya Cimento Sanayii AS (b)	525	99,475
Kordsa Teknik Tekstil AS (b)	62,286	126,120
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	141,483	297,086
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (b)	250,124	146,422
LDR Turizm AS	40,584	188,800
Lila Kagit Sanayi ve Ticaret AS	146,938	110,534
Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS (b)	141,221	124,206
Security Description	Shares	Value
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS (b)	5,044	$70,895
Logo Yazilim Sanayi Ve Ticaret AS	78,305	238,942
Lydia Holding AS (b)	28,636	91,997
Lydia Yesil Enerji Kaynaklari Anonimsirketi (b)	284	90,757
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	164,139	89,356
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	239,185	589,837
Mega Metal Sanayi VE Ticaret AS (b)	88,339	79,494
MIA Teknoloji AS (b)	201,776	240,462
Mogan Enerji Yatirim Holding AS (b)	306,095	90,027
NET Holding AS (b)	90,157	110,859
Nuh Cimento Sanayi AS	55,120	467,640
OBA Makarnacilik Sanayi VE Ticaret AS	93,287	149,057
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	359,706	61,340
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	37,665	142,520
Otokar Otomotiv Ve Savunma Sanayi AS	27,816	381,127
Ozak Gayrimenkul Yatirim Ortakligi REIT (b)	344,207	136,182
Parsan Makina Parcalari Sanayii AS (b)	37,730	92,937
Pasifik Gayrimenkul Yatirim Ortakligi REIT	227,068	10,018
Petkim Petrokimya Holding AS (b) (c)	895,273	458,264
Politeknik Metal Sanayi ve Ticaret AS (b)	538	106,579
Ral Yatirim Holding AS (b)	10,961	91,289
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	329,235	158,284
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	762,437	486,004
Roenesans Gayrimenkul Yatirim AS (b)	32,004	119,470
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	506,713	270,692
SDT Uzay VE Savunma Teknolojileri AS	9,201	55,476
Sekerbank Turk AS	1,318,420	176,731
Selcuk Ecza Deposu Ticaret ve Sanayi AS	121,611	275,134
Servet Gayrimenkul Yatirim Ortakligi AS REIT (b)	11,631	93,086
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	783,605	69,584
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	93,134	107,039

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Sok Marketler Ticaret AS	197,304	$229,887
Suwen Tekstil Sanayi Pazarlama AS	103,471	89,892
TAB Gida Sanayi Ve Ticaret AS Class A	16,839	71,336
Tekfen Holding AS (b)	174,624	355,811
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	73,696	132,863
Tukas Gida Sanayi ve Ticaret AS (b)	392,354	77,893
Tumosan Motor ve Traktor Sanayi AS (b)	24,901	83,378
Turkiye Sigorta AS	513,198	266,029
Turkiye Sinai Kalkinma Bankasi AS (b)	941,904	325,506
Ulker Biskuvi Sanayi AS (b)	104,506	347,856
Usak Seramik Sanayii AS (b)	225,916	84,973
Verusa Holding AS	10,370	85,927
Vestel Beyaz Esya Sanayi ve Ticaret AS	270,457	129,643
Vestel Elektronik Sanayi ve Ticaret AS (b)	88,125	177,693
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	106,645	83,119
Yayla Agro Gida Sanayi VE Nakliyat AS (b)	297,870	90,135
Yeni Gimat Gayrimenkul Ortakligi AS REIT	105,262	185,456
YEO Teknoloji Enerji VE Endustri AS (b)	73,474	107,425
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	683,997	261,525
Zorlu Enerji Elektrik Uretim AS (b)	832,026	102,590
		21,216,928
UNITED ARAB EMIRATES — 0.9%
Agthia Group PJSC	198,839	351,875
Ajman Bank PJSC (b)	726,091	338,034
AL Seer Marine Supplies & Equipment Co. LLC (b)	121,390	120,628
Al Waha Capital PJSC	846,570	401,038
Amanat Holdings PJSC	1,139,881	347,577
Amlak Finance PJSC (b)	519,527	122,631
Apex Investment Co. PSC (b)	286,748	328,667
Arabtec Holding PJSC (b) (e)	483,581	—
Aramex PJSC (b)	417,612	250,132
Bank of Sharjah (b)	388,918	97,202
Dana Gas PJSC (b)	4,033,900	774,261
Deyaar Development PJSC	1,085,605	274,279
Dubai Taxi Co. PJSC	209,231	158,359
E7 Group PJSC (b)	367,419	108,034
Eshraq Investments PJSC (b)	1,526,193	129,639
Ghitha Holding PJSC (b)	19,889	129,956
Gulf Marine Services PLC (b)	446,848	84,504
Gulf Navigation Holding PJSC (b)	248,907	360,514
Investcorp Capital PLC	151,705	81,778
Security Description	Shares	Value
Manazel PJSC (b)	1,099,894	$94,926
Orascom Construction PLC	21,968	122,957
RAK Properties PJSC	857,048	266,001
Ras Al Khaimah Ceramics	331,912	225,007
Space42 PLC (b)	734,451	399,913
Spinneys 1961 Holding PLC	313,742	137,522
Taaleem Holdings PJSC	243,680	262,054
Union Properties PJSC (b)	2,687,398	300,709
Yalla Group Ltd. ADR (b)	42,253	171,547
		6,439,744
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (b) (c)	8,013	505,620
Bit Digital, Inc. (b)	98,854	289,642
CBAK Energy Technology, Inc. (b)	14,333	13,473
JS Global Lifestyle Co. Ltd. (b) (d)	1,334,000	238,707
Seanergy Maritime Holdings Corp.	12,295	85,450
		1,132,892
TOTAL COMMON STOCKS (Cost $609,768,343)		695,465,244

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Track & Field Co. SA Preference Shares 2.49% (Cost $99,790)	41,460	59,594
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Lojas Quero-Quero SA (expiring 01/27/25) (b)	12,472	2,261
THAILAND — 0.0%
Trinity Industries, Inc. (expiring 01/31/25) (b)	359,658	—
TURKEY — 0.0% (a)
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (expiring 01/13/25) (b)	373,822	42,710
TOTAL RIGHTS (Cost $72,108)		44,971
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd. (expiring 04/12/29) 1.16% (b)	49,240	9,966
THAILAND — 0.0% (a)
Jasmine International PCL (expiring 10/10/31) NVDR (b)	1,615,734	19,430

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (b)	27,203	$1,021
		20,451
TOTAL WARRANTS (Cost $0)		30,417
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	1,866,376	1,866,376
State Street Navigator Securities Lending Portfolio II (h) (i)	21,364,388	21,364,388
TOTAL SHORT-TERM INVESTMENTS (Cost $23,230,764)		23,230,764
TOTAL INVESTMENTS — 103.4% (Cost $633,183,396)		718,830,990
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(23,852,872)
NET ASSETS — 100.0%		$694,978,118
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $302,683, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CMSC	Collaterlized Mortgage Securities Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	55	03/21/2025	$3,022,343	$2,952,950	$(69,393)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$691,998,154	$3,164,407	$302,683	$695,465,244
Preferred Stocks	59,594	—	—	59,594
Rights	44,971	—	—	44,971
Warrants	30,417	—	—	30,417
Short-Term Investments	23,230,764	—	—	23,230,764
TOTAL INVESTMENTS	$715,363,900	$3,164,407	$302,683	$718,830,990
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(69,393)	$—	$—	$(69,393)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(69,393)	$—	$—	$(69,393)
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,862,098	$1,862,098	$23,152,056	$23,147,778	$—	$—	1,866,376	$1,866,376	$24,009
State Street Navigator Securities Lending Portfolio II	15,145,971	15,145,971	24,770,557	18,552,140	—	—	21,364,388	21,364,388	241,844
Total		$17,008,069	$47,922,613	$41,699,918	$—	$—		$23,230,764	$265,853
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.4%
Centuria Industrial REIT	430,270	$751,253
Charter Hall Long Wale REIT	503,901	1,166,844
Charter Hall Retail REIT	413,539	806,535
Dexus REIT	828,897	3,417,990
GPT Group REIT	1,477,008	3,996,320
National Storage REIT	1,065,246	1,543,341
Region RE Ltd. REIT	909,488	1,165,637
Scentre Group REIT	4,016,475	8,529,728
Vicinity Ltd. REIT	2,982,906	3,878,420
Waypoint REIT Ltd.	536,708	774,266
		26,030,334
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	33,705	813,904
BELGIUM — 0.6%
Aedifica SA REIT	36,569	2,128,137
Cofinimmo SA REIT (a)	29,664	1,707,869
Warehouses De Pauw CVA REIT	138,553	2,725,961
		6,561,967
BRAZIL — 0.2%
Allos SA	296,502	869,178
Iguatemi SA (b)	105,350	294,503
Multiplan Empreendimentos Imobiliarios SA	214,200	730,891
		1,894,572
CANADA — 0.8%
Boardwalk Real Estate Investment Trust	19,045	850,814
Canadian Apartment Properties REIT	64,434	1,909,902
Dream Industrial Real Estate Investment Trust	107,292	881,045
First Capital Real Estate Investment Trust	81,416	960,100
Granite Real Estate Investment Trust	24,466	1,186,725
H&R Real Estate Investment Trust	101,647	655,878
RioCan Real Estate Investment Trust	112,829	1,434,094
SmartCentres Real Estate Investment Trust	56,660	963,638
		8,842,196
FINLAND — 0.1%
Kojamo OYJ (c)	144,488	1,404,907
FRANCE — 1.5%
Covivio SA REIT	41,755	2,108,251
Gecina SA REIT	40,191	3,764,328
Klepierre SA REIT	170,382	4,904,770
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (c)	77,425	$5,830,224
		16,607,573
GERMANY — 0.6%
Aroundtown SA (c)	673,753	2,037,898
LEG Immobilien SE	57,445	4,865,815
		6,903,713
HONG KONG — 1.3%
Hang Lung Properties Ltd.	1,417,021	1,136,470
Link REIT	1,989,688	8,414,221
Swire Properties Ltd.	812,000	1,653,698
Wharf Real Estate Investment Co. Ltd.	1,197,000	3,060,321
		14,264,710
ISRAEL — 0.2%
Azrieli Group Ltd.	28,112	2,321,546
JAPAN — 7.7%
Activia Properties, Inc. REIT (a)	540	1,128,722
Advance Residence Investment Corp. REIT	1,104	2,054,019
Aeon Mall Co. Ltd.	75,700	980,208
AEON REIT Investment Corp.	1,368	1,102,861
Comforia Residential REIT, Inc.	545	963,703
Daiwa House REIT Investment Corp.	1,771	2,612,101
Daiwa Office Investment Corp. REIT (a)	545	985,203
Daiwa Securities Living Investments Corp. REIT	1,875	1,063,009
Frontier Real Estate Investment Corp. REIT	2,001	989,296
Global One Real Estate Investment Corp. REIT	772	486,307
GLP J-Reit	3,777	2,965,652
Hoshino Resorts REIT, Inc.	473	672,361
Hulic Co. Ltd.	504,400	4,396,971
Hulic Reit, Inc.	954	833,445
Ichigo Office REIT Investment Corp.	775	394,009
Industrial & Infrastructure Fund Investment Corp. REIT	2,003	1,464,397
Invincible Investment Corp. REIT	5,967	2,513,460
Japan Excellent, Inc. REIT	908	671,351
Japan Hotel REIT Investment Corp.	3,969	1,782,969
Japan Logistics Fund, Inc. REIT	718	1,202,454
Japan Metropolitan Fund Invest REIT	5,484	3,147,473
Japan Prime Realty Investment Corp. REIT	764	1,533,736
Japan Real Estate Investment Corp. REIT	5,484	3,765,103
KDX Realty Investment Corp. REIT	3,144	2,990,761

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
LaSalle Logiport REIT	1,456	$1,316,477
Leopalace21 Corp.	141,900	534,518
Mitsubishi Estate Logistics REIT Investment Corp.	385	848,832
Mitsui Fudosan Co. Ltd.	2,172,200	17,553,411
Mitsui Fudosan Logistics Park, Inc. REIT	2,531	1,634,618
Mori Hills REIT Investment Corp.	1,265	997,286
Mori Trust Reit, Inc.	2,036	798,025
Nippon Accommodations Fund, Inc. REIT	386	1,441,728
Nippon Building Fund, Inc. REIT	6,561	5,109,865
Nippon Prologis REIT, Inc.	1,854	2,629,528
NIPPON REIT Investment Corp.	1,347	652,244
Nomura Real Estate Master Fund, Inc. REIT	3,338	2,924,679
NTT UD REIT Investment Corp.	1,168	888,857
Orix JREIT, Inc.	2,125	2,218,837
Sekisui House Reit, Inc.	3,452	1,697,885
Tokyu REIT, Inc.	747	745,289
United Urban Investment Corp. REIT	2,430	2,177,043
		84,868,693
MEXICO — 0.6%
Corp. Inmobiliaria Vesta SAB de CV (a)	686,362	1,756,445
Fibra Uno Administracion SA de CV REIT	2,142,277	2,134,782
Prologis Property Mexico SA de CV REIT	795,653	2,215,977
		6,107,204
ROMANIA — 0.3%
NEPI Rockcastle NV	469,295	3,431,797
SAUDI ARABIA — 0.1%
Arabian Centres Co. (d)	170,529	984,851
SINGAPORE — 2.8%
CapitaLand Ascendas REIT	2,714,091	5,113,044
CapitaLand Ascott Trust REIT	2,011,893	1,283,057
CapitaLand Integrated Commercial Trust REIT	4,255,407	6,020,331
CapitaLand Investment Ltd.	1,787,817	3,433,573
Frasers Centrepoint Trust REIT	931,393	1,440,580
Frasers Logistics & Commercial Trust REIT	2,313,700	1,492,491
Keppel DC REIT	1,374,735	2,196,835
Keppel REIT	1,879,712	1,198,761
Mapletree Industrial Trust REIT	1,597,932	2,588,645
Mapletree Logistics Trust REIT	2,635,163	2,453,201
Mapletree Pan Asia Commercial Trust REIT	1,778,231	1,577,232
Suntec Real Estate Investment Trust	1,700,695	1,458,593
		30,256,343
Security Description	Shares	Value
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	2,688,460	$1,813,678
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	263,483	1,411,929
Merlin Properties Socimi SA REIT	304,021	3,198,508
		4,610,437
SWEDEN — 1.3%
Castellum AB (c)	326,503	3,562,227
Fabege AB	185,202	1,387,852
Fastighets AB Balder Class B (c)	544,995	3,788,096
Sagax AB Class B	169,360	3,467,134
Samhallsbyggnadsbolaget i Norden AB	993,159	407,223
Wihlborgs Fastigheter AB	210,492	1,996,476
		14,609,008
SWITZERLAND — 1.1%
PSP Swiss Property AG	35,380	5,032,256
Swiss Prime Site AG	60,072	6,549,091
		11,581,347
THAILAND — 0.2%
Central Pattana PCL NVDR	1,058,000	1,768,764
TURKEY — 0.0% (e)
Is Gayrimenkul Yatirim Ortakligi AS REIT (c)	350,095	185,738
UNITED KINGDOM — 3.5%
Assura PLC REIT	2,372,515	1,139,211
Big Yellow Group PLC REIT	154,381	1,856,129
British Land Co. PLC REIT	769,881	3,474,973
Derwent London PLC REIT	86,371	2,119,071
Grainger PLC	585,347	1,649,449
Hammerson PLC REIT	352,337	1,233,782
Land Securities Group PLC REIT	574,384	4,201,053
LondonMetric Property PLC REIT	1,594,196	3,595,824
Primary Health Properties PLC REIT	1,063,908	1,243,165
Safestore Holdings PLC REIT	172,768	1,393,453
Segro PLC REIT	1,044,653	9,173,963
Supermarket Income REIT PLC	975,505	831,993
Tritax Big Box REIT PLC	1,936,270	3,217,954
UNITE Group PLC REIT	324,211	3,274,727
		38,404,747
UNITED STATES — 73.3%
Acadia Realty Trust REIT	92,019	2,223,179
Agree Realty Corp. REIT	79,729	5,616,908
Alexander & Baldwin, Inc. REIT	56,228	997,485
Alexandria Real Estate Equities, Inc. REIT	120,110	11,716,730

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
American Assets Trust, Inc. REIT	36,329	$953,999
American Healthcare REIT, Inc.	118,338	3,363,166
American Homes 4 Rent Class A, REIT	244,949	9,165,992
Americold Realty Trust, Inc. REIT	201,707	4,316,530
Apartment Investment & Management Co. Class A, REIT (c)	99,188	901,619
Apple Hospitality REIT, Inc.	171,811	2,637,299
AvalonBay Communities, Inc. REIT	109,739	24,139,288
Brandywine Realty Trust REIT	136,607	764,999
Brixmor Property Group, Inc. REIT	233,124	6,490,172
Broadstone Net Lease, Inc. REIT	145,145	2,302,000
BXP, Inc. REIT	112,276	8,348,843
Camden Property Trust REIT	82,342	9,554,966
CareTrust REIT, Inc.	144,417	3,906,480
Centerspace REIT	12,842	849,498
Chatham Lodging Trust REIT	38,242	342,266
Community Healthcare Trust, Inc. REIT	18,781	360,783
COPT Defense Properties REIT	86,647	2,681,725
Cousins Properties, Inc. REIT	129,314	3,962,181
CubeSmart REIT	174,596	7,481,439
Curbline Properties Corp. REIT	73,836	1,714,472
DiamondRock Hospitality Co. REIT	159,386	1,439,256
Digital Realty Trust, Inc. REIT	240,983	42,733,515
Diversified Healthcare Trust REIT	167,798	385,935
Douglas Emmett, Inc. REIT	128,859	2,391,623
Easterly Government Properties, Inc. REIT	74,861	850,421
EastGroup Properties, Inc. REIT	38,252	6,139,063
Elme Communities REIT	68,423	1,044,819
Empire State Realty Trust, Inc. Class A, REIT	106,796	1,102,135
EPR Properties REIT	58,252	2,579,399
Equinix, Inc. REIT	74,599	70,338,651
Equity Commonwealth REIT (a) (c)	84,127	148,905
Equity LifeStyle Properties, Inc. REIT	147,707	9,837,286
Equity Residential REIT	263,787	18,929,355
Essential Properties Realty Trust, Inc. REIT	135,210	4,229,369
Essex Property Trust, Inc. REIT	49,645	14,170,669
Extra Space Storage, Inc. REIT	163,804	24,505,078
Federal Realty Investment Trust REIT	59,129	6,619,491
First Industrial Realty Trust, Inc. REIT	102,157	5,121,130
Four Corners Property Trust, Inc. REIT	74,814	2,030,452
Security Description	Shares	Value
Getty Realty Corp. REIT	38,425	$1,157,745
Global Medical REIT, Inc.	48,410	373,725
Global Net Lease, Inc. REIT	154,768	1,129,806
Healthcare Realty Trust, Inc. REIT	273,329	4,632,927
Healthpeak Properties, Inc. REIT	540,232	10,950,503
Highwoods Properties, Inc. REIT	81,585	2,494,869
Host Hotels & Resorts, Inc. REIT	539,820	9,457,646
Hudson Pacific Properties, Inc. REIT	113,152	342,851
Independence Realty Trust, Inc. REIT	173,216	3,436,605
Innovative Industrial Properties, Inc. REIT	21,831	1,454,818
Invitation Homes, Inc. REIT	440,106	14,070,189
JBG SMITH Properties REIT	66,386	1,020,353
Kennedy-Wilson Holdings, Inc.	92,116	920,239
Kilroy Realty Corp. REIT	81,907	3,313,138
Kimco Realty Corp. REIT	520,643	12,198,665
Kite Realty Group Trust REIT	169,362	4,274,697
LXP Industrial Trust REIT	231,580	1,880,430
Macerich Co. REIT	189,276	3,770,378
Medical Properties Trust, Inc. REIT	473,061	1,868,591
Mid-America Apartment Communities, Inc. REIT	90,330	13,962,308
National Health Investors, Inc. REIT	35,120	2,433,816
National Storage Affiliates Trust REIT	54,869	2,080,084
NET Lease Office Properties REIT (c)	11,520	359,539
NETSTREIT Corp.	61,471	869,815
NexPoint Residential Trust, Inc. REIT	16,852	703,571
NNN REIT, Inc.	144,221	5,891,428
Omega Healthcare Investors, Inc. REIT	208,389	7,887,524
Paramount Group, Inc. REIT	145,756	720,035
Park Hotels & Resorts, Inc. REIT	158,843	2,234,921
Pebblebrook Hotel Trust REIT	91,801	1,243,904
Phillips Edison & Co., Inc. REIT	94,506	3,540,195
Piedmont Office Realty Trust, Inc. Class A, REIT	98,335	899,765
Plymouth Industrial REIT, Inc.	31,547	561,537
Prologis, Inc. REIT	715,945	75,675,386
Public Storage REIT	121,827	36,479,877
Realty Income Corp. REIT	676,448	36,129,088
Regency Centers Corp. REIT	126,136	9,325,234
Retail Opportunity Investments Corp. REIT	100,237	1,740,114
Rexford Industrial Realty, Inc. REIT	172,062	6,651,917
RLJ Lodging Trust REIT	120,162	1,226,854

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ryman Hospitality Properties, Inc. REIT	46,199	$4,820,404
Service Properties Trust REIT	131,438	333,852
Simon Property Group, Inc. REIT	237,020	40,817,214
SITE Centers Corp. REIT	36,907	564,308
SL Green Realty Corp. REIT	54,928	3,730,710
STAG Industrial, Inc. REIT	140,537	4,752,961
Summit Hotel Properties, Inc. REIT	84,865	581,325
Sun Communities, Inc. REIT	92,597	11,386,653
Sunstone Hotel Investors, Inc. REIT	154,449	1,828,676
Tanger, Inc. REIT	85,508	2,918,388
Terreno Realty Corp. REIT	77,101	4,559,753
UDR, Inc. REIT	231,860	10,065,043
UMH Properties, Inc. REIT	56,167	1,060,433
Universal Health Realty Income Trust REIT	9,995	371,914
Urban Edge Properties REIT	95,924	2,062,366
Ventas, Inc. REIT	324,304	19,098,263
Veris Residential, Inc. REIT	62,533	1,039,924
Vornado Realty Trust REIT	128,000	5,381,120
Welltower, Inc. REIT	457,301	57,633,645
WP Carey, Inc. REIT	169,001	9,207,174
Xenia Hotels & Resorts, Inc. REIT	80,921	1,202,486
		802,170,270
TOTAL COMMON STOCKS (Cost $1,162,999,069)		1,086,438,299

PREFERRED STOCKS — 0.0% (e)
BRAZIL — 0.0% (e)
Iguatemi SA Preference Shares 3.70% (b) (Cost $36,097)	22,490	28,359
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	2,391,232	2,391,232
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	1,547,140	$1,547,140
TOTAL SHORT-TERM INVESTMENTS (Cost $3,938,372)		3,938,372
TOTAL INVESTMENTS — 99.7% (Cost $1,166,973,538)		1,090,405,030
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,600,344
NET ASSETS — 100.0%		$1,094,005,374
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	230	03/21/2025	$8,522,457	$8,250,100	$(272,357)
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,086,438,299	$—	$—	$1,086,438,299
Preferred Stocks	28,359	—	—	28,359
Short-Term Investments	3,938,372	—	—	3,938,372
TOTAL INVESTMENTS	$1,090,405,030	$—	$—	$1,090,405,030
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(272,357)	$—	$—	$(272,357)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(272,357)	$—	$—	$(272,357)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,544,303	$3,544,303	$20,097,539	$21,250,610	$—	$—	2,391,232	$2,391,232	$19,058
State Street Navigator Securities Lending Portfolio II	2,242,533	2,242,533	8,997,254	9,692,647	—	—	1,547,140	1,547,140	937
Total		$5,786,836	$29,094,793	$30,943,257	$—	$—		$3,938,372	$19,995
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Funds' respective Schedules of Investments.